UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: June 30, 2026

Explanatory Note:

Please note that the Securities and Exchange Commission has a filing limit of 200MB for a filing.

As a result the Form N-CSR filing for Columbia Funds Variable Series Trust II is being split into Part 1 and Part 2 as the combined filing would exceed the SEC filing size limit.

Item 1. Reports to Stockholders.

CTIVP® – BlackRock Global Inflation-Linked Securities Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$64,355,444
Total number of portfolio holdings	360
Portfolio turnover for the reporting period	38%

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | Class 1 | SSR7029-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	146.5%
Interest Rate Risk	47.7%
Short
Interest Rate Risk	44.0%

Geographic Allocation

Table Summary
United States	52.5%
United Kingdom	20.6%
France	9.3%
Italy	7.4%
Spain	3.2%
Germany	1.9%
Australia	1.6%
Japan	1.5%
Canada	1.3%
Sweden	0.5%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | Class 1 | SSR7029-01_(08/26) |

CTIVP® – BlackRock Global Inflation-Linked Securities Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$64,355,444
Total number of portfolio holdings	360
Portfolio turnover for the reporting period	38%

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | Class 2 | SSR7029-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	146.5%
Interest Rate Risk	47.7%
Short
Interest Rate Risk	44.0%

Geographic Allocation

Table Summary
United States	52.5%
United Kingdom	20.6%
France	9.3%
Italy	7.4%
Spain	3.2%
Germany	1.9%
Australia	1.6%
Japan	1.5%
Canada	1.3%
Sweden	0.5%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | Class 2 | SSR7029-02_(08/26) |

CTIVP® – BlackRock Global Inflation-Linked Securities Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$64,355,444
Total number of portfolio holdings	360
Portfolio turnover for the reporting period	38%

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | Class 3 | SSR7029-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	146.5%
Interest Rate Risk	47.7%
Short
Interest Rate Risk	44.0%

Geographic Allocation

Table Summary
United States	52.5%
United Kingdom	20.6%
France	9.3%
Italy	7.4%
Spain	3.2%
Germany	1.9%
Australia	1.6%
Japan	1.5%
Canada	1.3%
Sweden	0.5%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | Class 3 | SSR7029-03_(08/26) |

CTIVP® – CenterSquare Real Estate Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$46	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$152,131,258
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	21%

CTIVP® – CenterSquare Real Estate Fund | Class 1 | SSR7030-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	21.1%
Retail REITs	18.4%
Data Center REITs	13.0%
Industrial REITs	12.4%
Multi-Family Residential REITs	8.3%
Self Storage REITs	6.9%
Other Specialized REITs	5.8%
Single-Family Residential REITs	5.4%
Office REITs	3.4%
Hotel & Resort REITs	2.9%
Other	1.5%

Top Holdings

Table Summary
Welltower, Inc.	10.2%
Equinix, Inc.	8.2%
Prologis, Inc.	6.3%
Ventas, Inc.	4.9%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Public Storage	3.2%
First Industrial Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	3.0%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – CenterSquare Real Estate Fund | Class 1 | SSR7030-01_(08/26) |

CTIVP® – CenterSquare Real Estate Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$152,131,258
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	21%

CTIVP® – CenterSquare Real Estate Fund | Class 2 | SSR7030-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	21.1%
Retail REITs	18.4%
Data Center REITs	13.0%
Industrial REITs	12.4%
Multi-Family Residential REITs	8.3%
Self Storage REITs	6.9%
Other Specialized REITs	5.8%
Single-Family Residential REITs	5.4%
Office REITs	3.4%
Hotel & Resort REITs	2.9%
Other	1.5%

Top Holdings

Table Summary
Welltower, Inc.	10.2%
Equinix, Inc.	8.2%
Prologis, Inc.	6.3%
Ventas, Inc.	4.9%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Public Storage	3.2%
First Industrial Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	3.0%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – CenterSquare Real Estate Fund | Class 2 | SSR7030-02_(08/26) |

CTIVP® – Fidelity Institutional AM® Total Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Fidelity Institutional AM® Total Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,356,190,423
Total number of portfolio holdings	1,869
Portfolio turnover for the reporting period	194%

CTIVP® – Fidelity Institutional AM® Total Bond Fund | Class 1 | SSR7028-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	10.4%
U.S. Treasury Bonds 4.750% 02/15/2056	9.4%
U.S. Treasury Notes 3.875% 04/30/2031	7.6%
U.S. Treasury Notes 4.250% 03/31/2033	6.9%
U.S. Treasury Bonds 4.625% 02/15/2046	3.3%
U.S. Treasury Notes 4.125% 04/30/2033	1.4%
U.S. Treasury Notes 3.500% 11/30/2030	1.1%
U.S. Treasury Notes 3.875% 06/15/2028	0.9%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.8%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2041	0.8%

Asset Categories

Table Summary
U.S. Treasury Obligations	42.3%
Corporate Bonds	23.3%
Agency Mortgage-Backed Securities	16.8%
Money Market Funds	7.1%
Non-Agency Collateralized Loan Obligations Securities	5.8%
Senior Loans	5.3%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
Non-Agency Asset-Backed Securities	2.2%
Foreign Government Obligations	1.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Fidelity Institutional AM® Total Bond Fund | Class 1 | SSR7028-01_(08/26) |

CTIVP® – Fidelity Institutional AM® Total Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Fidelity Institutional AM® Total Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,356,190,423
Total number of portfolio holdings	1,869
Portfolio turnover for the reporting period	194%

CTIVP® – Fidelity Institutional AM® Total Bond Fund | Class 2 | SSR7028-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	10.4%
U.S. Treasury Bonds 4.750% 02/15/2056	9.4%
U.S. Treasury Notes 3.875% 04/30/2031	7.6%
U.S. Treasury Notes 4.250% 03/31/2033	6.9%
U.S. Treasury Bonds 4.625% 02/15/2046	3.3%
U.S. Treasury Notes 4.125% 04/30/2033	1.4%
U.S. Treasury Notes 3.500% 11/30/2030	1.1%
U.S. Treasury Notes 3.875% 06/15/2028	0.9%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.8%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2041	0.8%

Asset Categories

Table Summary
U.S. Treasury Obligations	42.3%
Corporate Bonds	23.3%
Agency Mortgage-Backed Securities	16.8%
Money Market Funds	7.1%
Non-Agency Collateralized Loan Obligations Securities	5.8%
Senior Loans	5.3%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
Non-Agency Asset-Backed Securities	2.2%
Foreign Government Obligations	1.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Fidelity Institutional AM® Total Bond Fund | Class 2 | SSR7028-02_(08/26) |

CTIVP® – Principal Large Cap Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,883,887,783
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	28%

CTIVP® – Principal Large Cap Growth Fund | Class 1 | SSR7032-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.1%
Technology Hardware, Storage & Peripherals	5.0%
Systems Software	4.9%
Application Software	3.9%
Electronic Components	2.6%
Semiconductor Materials & Equipment	1.5%

Top Holdings

Table Summary
NVIDIA Corp.	15.0%
Apple, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.5%
TransDigm Group, Inc.	4.4%
Amazon.com, Inc.	4.3%
Brookfield Corp.	4.2%
MasterCard, Inc., Class A	4.2%
Visa, Inc., Class A	4.2%

Equity Sector Allocation

Table Summary
Information Technology	40.0%
Financials	19.6%
Communication Services	15.4%
Consumer Discretionary	8.7%
Industrials	8.4%
Health Care	4.7%
Materials	1.9%
Consumer Staples	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Principal Large Cap Growth Fund | Class 1 | SSR7032-01_(08/26) |

CTIVP® – Principal Large Cap Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$47	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,883,887,783
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	28%

CTIVP® – Principal Large Cap Growth Fund | Class 2 | SSR7032-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.1%
Technology Hardware, Storage & Peripherals	5.0%
Systems Software	4.9%
Application Software	3.9%
Electronic Components	2.6%
Semiconductor Materials & Equipment	1.5%

Top Holdings

Table Summary
NVIDIA Corp.	15.0%
Apple, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.5%
TransDigm Group, Inc.	4.4%
Amazon.com, Inc.	4.3%
Brookfield Corp.	4.2%
MasterCard, Inc., Class A	4.2%
Visa, Inc., Class A	4.2%

Equity Sector Allocation

Table Summary
Information Technology	40.0%
Financials	19.6%
Communication Services	15.4%
Consumer Discretionary	8.7%
Industrials	8.4%
Health Care	4.7%
Materials	1.9%
Consumer Staples	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Principal Large Cap Growth Fund | Class 2 | SSR7032-02_(08/26) |

CTIVP® – T. Rowe Price Large Cap Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,111,227,657
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	30%

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 1 | SSR7036-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	20.1%
Financials	17.9%
Health Care	14.2%
Industrials	11.7%
Consumer Discretionary	9.2%
Energy	7.1%
Consumer Staples	6.4%
Utilities	4.3%
Materials	4.2%
Real Estate	2.4%
Other	2.4%

Top Holdings

Table Summary
Amazon.com, Inc.	6.4%
Apple, Inc.	5.4%
Microsoft Corp.	4.1%
CSX Corp.	2.7%
ConocoPhillips Co.	2.4%
Chubb Ltd.	2.4%
Charles Schwab Corp. (The)	2.4%
Bank of America Corp.	2.3%
Colgate-Palmolive Co.	2.2%
Procter & Gamble Co. (The)	2.2%

Asset Categories

Table Summary
Common Stocks	99.9%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 1 | SSR7036-01_(08/26) |

CTIVP® – T. Rowe Price Large Cap Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$51	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,111,227,657
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	30%

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 2 | SSR7036-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	20.1%
Financials	17.9%
Health Care	14.2%
Industrials	11.7%
Consumer Discretionary	9.2%
Energy	7.1%
Consumer Staples	6.4%
Utilities	4.3%
Materials	4.2%
Real Estate	2.4%
Other	2.4%

Top Holdings

Table Summary
Amazon.com, Inc.	6.4%
Apple, Inc.	5.4%
Microsoft Corp.	4.1%
CSX Corp.	2.7%
ConocoPhillips Co.	2.4%
Chubb Ltd.	2.4%
Charles Schwab Corp. (The)	2.4%
Bank of America Corp.	2.3%
Colgate-Palmolive Co.	2.2%
Procter & Gamble Co. (The)	2.2%

Asset Categories

Table Summary
Common Stocks	99.9%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 2 | SSR7036-02_(08/26) |

CTIVP® – TCW Total Return Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – TCW Total Return Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,853,018,884
Total number of portfolio holdings	748
Portfolio turnover for the reporting period	204%

CTIVP® – TCW Total Return Bond Fund | Class 1 | SSR7037-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2056	5.6%
United Kingdom Gilt 4.500% 06/07/2028	5.4%
U.S. Treasury 4.375% 05/15/2036	3.7%
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	3.6%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	3.2%
U.S. Treasury 5.000% 05/15/2046	2.7%
U.S. Treasury 4.250% 06/30/2033	2.3%
Uniform Mortgage-Backed Security TBA 4.500% 07/13/2056	2.1%
U.S. Treasury 4.125% 06/30/2031	2.0%
U.S. Treasury 4.125% 05/31/2031	1.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	35.3%
Money Market Funds	18.5%
Foreign Government Obligations	16.3%
Corporate Bonds & Notes	14.0%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
U.S. Treasury Obligations	9.1%
Asset-Backed Securities - Non-Agency	7.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Senior Loans	1.5%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – TCW Total Return Bond Fund | Class 1 | SSR7037-01_(08/26) |

CTIVP® – TCW Total Return Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – TCW Total Return Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,853,018,884
Total number of portfolio holdings	748
Portfolio turnover for the reporting period	204%

CTIVP® – TCW Total Return Bond Fund | Class 2 | SSR7037-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2056	5.6%
United Kingdom Gilt 4.500% 06/07/2028	5.4%
U.S. Treasury 4.375% 05/15/2036	3.7%
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	3.6%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	3.2%
U.S. Treasury 5.000% 05/15/2046	2.7%
U.S. Treasury 4.250% 06/30/2033	2.3%
Uniform Mortgage-Backed Security TBA 4.500% 07/13/2056	2.1%
U.S. Treasury 4.125% 06/30/2031	2.0%
U.S. Treasury 4.125% 05/31/2031	1.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	35.3%
Money Market Funds	18.5%
Foreign Government Obligations	16.3%
Corporate Bonds & Notes	14.0%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
U.S. Treasury Obligations	9.1%
Asset-Backed Securities - Non-Agency	7.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Senior Loans	1.5%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – TCW Total Return Bond Fund | Class 2 | SSR7037-02_(08/26) |

CTIVP® – Victory Sycamore Established Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$44	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$417,637,791
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	36%

CTIVP® – Victory Sycamore Established Value Fund | Class 1 | SSR7038-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	23.7%
Consumer Discretionary	12.6%
Information Technology	11.6%
Materials	10.2%
Health Care	8.8%
Financials	7.5%
Energy	6.7%
Real Estate	6.1%
Utilities	5.5%
Consumer Staples	4.8%

Top Holdings

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	1.9%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	97.5%
Money Market Funds	2.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | Class 1 | SSR7038-01_(08/26) |

CTIVP® – Victory Sycamore Established Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$57	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$417,637,791
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	36%

CTIVP® – Victory Sycamore Established Value Fund | Class 2 | SSR7038-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	23.7%
Consumer Discretionary	12.6%
Information Technology	11.6%
Materials	10.2%
Health Care	8.8%
Financials	7.5%
Energy	6.7%
Real Estate	6.1%
Utilities	5.5%
Consumer Staples	4.8%

Top Holdings

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	1.9%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	97.5%
Money Market Funds	2.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | Class 2 | SSR7038-02_(08/26) |

CTIVP® – Victory Sycamore Established Value Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$417,637,791
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	36%

CTIVP® – Victory Sycamore Established Value Fund | Class 3 | SSR7038-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	23.7%
Consumer Discretionary	12.6%
Information Technology	11.6%
Materials	10.2%
Health Care	8.8%
Financials	7.5%
Energy	6.7%
Real Estate	6.1%
Utilities	5.5%
Consumer Staples	4.8%

Top Holdings

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	1.9%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	97.5%
Money Market Funds	2.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | Class 3 | SSR7038-03_(08/26) |

CTIVP® – Wellington Large Cap Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,059,747,759
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	28%

CTIVP® – Wellington Large Cap Value Fund | Class 1 | SSR7034-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	23.0%
Financials	15.6%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.9%
Energy	5.8%
Utilities	4.3%
Real Estate	3.1%
Communication Services	3.0%
Other	2.7%

Top Holdings

Table Summary
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	4.1%
Bank of America Corp.	2.5%
Cisco Systems, Inc.	2.4%
Merck & Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Johnson & Johnson	2.1%
Welltower, Inc.	2.0%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Wellington Large Cap Value Fund | Class 1 | SSR7034-01_(08/26) |

CTIVP® – Wellington Large Cap Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$45	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,059,747,759
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	28%

CTIVP® – Wellington Large Cap Value Fund | Class 2 | SSR7034-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	23.0%
Financials	15.6%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.9%
Energy	5.8%
Utilities	4.3%
Real Estate	3.1%
Communication Services	3.0%
Other	2.7%

Top Holdings

Table Summary
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	4.1%
Bank of America Corp.	2.5%
Cisco Systems, Inc.	2.4%
Merck & Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Johnson & Johnson	2.1%
Welltower, Inc.	2.0%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Wellington Large Cap Value Fund | Class 2 | SSR7034-02_(08/26) |

CTIVP® – Westfield Mid Cap Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$44	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$272,859,296
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	42%

CTIVP® – Westfield Mid Cap Growth Fund | Class 1 | SSR7040-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	28.4%
Information Technology	25.1%
Health Care	13.3%
Consumer Discretionary	10.8%
Financials	10.0%
Energy	3.6%
Communication Services	3.5%
Utilities	1.7%
Materials	0.5%

Top Holdings

Table Summary
Vertiv Holdings Co., Class A	4.2%
Axon Enterprise, Inc.	4.0%
Snowflake, Inc.	3.7%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	3.3%
Cloudflare, Inc., Class A	3.0%
Quanta Services, Inc.	3.0%
Astera Labs, Inc.	2.6%
Ascendis Pharma AS	2.5%
Cencora, Inc.	2.4%

Asset Categories

Table Summary
Common Stocks	96.9%
Money Market Funds	4.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Mid Cap Growth Fund | Class 1 | SSR7040-01_(08/26) |

CTIVP® – Westfield Mid Cap Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$58	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$272,859,296
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	42%

CTIVP® – Westfield Mid Cap Growth Fund | Class 2 | SSR7040-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	28.4%
Information Technology	25.1%
Health Care	13.3%
Consumer Discretionary	10.8%
Financials	10.0%
Energy	3.6%
Communication Services	3.5%
Utilities	1.7%
Materials	0.5%

Top Holdings

Table Summary
Vertiv Holdings Co., Class A	4.2%
Axon Enterprise, Inc.	4.0%
Snowflake, Inc.	3.7%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	3.3%
Cloudflare, Inc., Class A	3.0%
Quanta Services, Inc.	3.0%
Astera Labs, Inc.	2.6%
Ascendis Pharma AS	2.5%
Cencora, Inc.	2.4%

Asset Categories

Table Summary
Common Stocks	96.9%
Money Market Funds	4.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Mid Cap Growth Fund | Class 2 | SSR7040-02_(08/26) |

CTIVP® – Westfield Select Large Cap Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,737,635,264
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	61%

CTIVP® – Westfield Select Large Cap Growth Fund | Class 1 | SSR7035-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.6%
Technology Hardware, Storage & Peripherals	7.8%
Systems Software	6.1%
Internet Services & Infrastructure	3.6%
Semiconductor Materials & Equipment	3.5%
Communications Equipment	2.0%

Top Holdings

Table Summary
NVIDIA Corp.	11.6%
Alphabet, Inc., Class A	7.2%
Apple, Inc.	6.5%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.5%
Ascendis Pharma AS	4.3%
Eli Lilly & Co.	4.2%
Comfort Systems USA, Inc.	4.1%
Axon Enterprise, Inc.	4.0%
Howmet Aerospace, Inc.	3.4%

Equity Sector Allocation

Table Summary
Information Technology	44.5%
Industrials	25.2%
Health Care	10.0%
Communication Services	9.8%
Consumer Discretionary	4.5%
Financials	4.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Select Large Cap Growth Fund | Class 1 | SSR7035-01_(08/26) |

CTIVP® – Westfield Select Large Cap Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$49	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,737,635,264
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	61%

CTIVP® – Westfield Select Large Cap Growth Fund | Class 2 | SSR7035-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.6%
Technology Hardware, Storage & Peripherals	7.8%
Systems Software	6.1%
Internet Services & Infrastructure	3.6%
Semiconductor Materials & Equipment	3.5%
Communications Equipment	2.0%

Top Holdings

Table Summary
NVIDIA Corp.	11.6%
Alphabet, Inc., Class A	7.2%
Apple, Inc.	6.5%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.5%
Ascendis Pharma AS	4.3%
Eli Lilly & Co.	4.2%
Comfort Systems USA, Inc.	4.1%
Axon Enterprise, Inc.	4.0%
Howmet Aerospace, Inc.	3.4%

Equity Sector Allocation

Table Summary
Information Technology	44.5%
Industrials	25.2%
Health Care	10.0%
Communication Services	9.8%
Consumer Discretionary	4.5%
Financials	4.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Select Large Cap Growth Fund | Class 2 | SSR7035-02_(08/26) |

Variable Portfolio – Aggressive Portfolio

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$6	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,689,572,482
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	3%

Variable Portfolio – Aggressive Portfolio | Class 1 | SSR7041-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	6.8%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.5%

Asset Categories

Table Summary
Equity Funds	80.6%
Fixed Income Funds	16.0%
Money Market Funds	2.5%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio | Class 1 | SSR7041-01_(08/26) |

Variable Portfolio – Aggressive Portfolio

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,689,572,482
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	3%

Variable Portfolio – Aggressive Portfolio | Class 2 | SSR7041-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	6.8%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.5%

Asset Categories

Table Summary
Equity Funds	80.6%
Fixed Income Funds	16.0%
Money Market Funds	2.5%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio | Class 2 | SSR7041-02_(08/26) |

Variable Portfolio – Aggressive Portfolio

Class 4

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,689,572,482
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	3%

Variable Portfolio – Aggressive Portfolio | Class 4 | SSR7041-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	6.8%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.5%

Asset Categories

Table Summary
Equity Funds	80.6%
Fixed Income Funds	16.0%
Money Market Funds	2.5%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio | Class 4 | SSR7041-04_(08/26) |

Variable Portfolio – Conservative Portfolio

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$771,465,206
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Variable Portfolio – Conservative Portfolio | Class 1 | SSR7042-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2.0%

Asset Categories

Table Summary
Fixed Income Funds	74.0%
Equity Funds	18.9%
Money Market Funds	6.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio | Class 1 | SSR7042-01_(08/26) |

Variable Portfolio – Conservative Portfolio

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$771,465,206
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Variable Portfolio – Conservative Portfolio | Class 2 | SSR7042-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2.0%

Asset Categories

Table Summary
Fixed Income Funds	74.0%
Equity Funds	18.9%
Money Market Funds	6.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio | Class 2 | SSR7042-02_(08/26) |

Variable Portfolio – Conservative Portfolio

Class 4

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$771,465,206
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Variable Portfolio – Conservative Portfolio | Class 4 | SSR7042-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2.0%

Asset Categories

Table Summary
Fixed Income Funds	74.0%
Equity Funds	18.9%
Money Market Funds	6.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio | Class 4 | SSR7042-04_(08/26) |

Variable Portfolio – Managed Volatility Moderate Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$11,233,326,903
Total number of portfolio holdings	284
Portfolio turnover for the reporting period	99%

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 1 | SSR7048-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.8%
Equity Risk	9.0%
Interest Rate Risk	4.5%
Credit Risk	2.9%
Short
Equity Risk	27.8%
Foreign Exchange Risk	7.4%
Interest Rate Risk	0.1%

Asset Categories

Table Summary
Equity Funds	48.3%
Fixed Income Funds	25.3%
Money Market Funds	14.7%
Residential Mortgage-Backed Securities - Agency	8.0%
Exchange-Traded Fixed Income Funds	5.1%
Exchange-Traded Equity Funds	4.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 1 | SSR7048-01_(08/26) |

Variable Portfolio – Managed Volatility Moderate Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$11,233,326,903
Total number of portfolio holdings	284
Portfolio turnover for the reporting period	99%

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 2 | SSR7048-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.8%
Equity Risk	9.0%
Interest Rate Risk	4.5%
Credit Risk	2.9%
Short
Equity Risk	27.8%
Foreign Exchange Risk	7.4%
Interest Rate Risk	0.1%

Asset Categories

Table Summary
Equity Funds	48.3%
Fixed Income Funds	25.3%
Money Market Funds	14.7%
Residential Mortgage-Backed Securities - Agency	8.0%
Exchange-Traded Fixed Income Funds	5.1%
Exchange-Traded Equity Funds	4.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 2 | SSR7048-02_(08/26) |

Variable Portfolio – Moderate Portfolio

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$13,642,959,249
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderate Portfolio | Class 1 | SSR7049-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	45.2%
Money Market Funds	5.3%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio | Class 1 | SSR7049-01_(08/26) |

Variable Portfolio – Moderate Portfolio

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$13,642,959,249
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderate Portfolio | Class 2 | SSR7049-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	45.2%
Money Market Funds	5.3%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio | Class 2 | SSR7049-02_(08/26) |

Variable Portfolio – Moderate Portfolio

Class 4

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$13,642,959,249
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderate Portfolio | Class 4 | SSR7049-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	45.2%
Money Market Funds	5.3%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio | Class 4 | SSR7049-04_(08/26) |

Variable Portfolio – Moderately Aggressive Portfolio

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,259,625,992
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderately Aggressive Portfolio | Class 1 | SSR7050-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.7%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	4.9%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%

Asset Categories

Table Summary
Equity Funds	63.7%
Fixed Income Funds	30.3%
Money Market Funds	5.1%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio | Class 1 | SSR7050-01_(08/26) |

Variable Portfolio – Moderately Aggressive Portfolio

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,259,625,992
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderately Aggressive Portfolio | Class 2 | SSR7050-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.7%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	4.9%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%

Asset Categories

Table Summary
Equity Funds	63.7%
Fixed Income Funds	30.3%
Money Market Funds	5.1%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio | Class 2 | SSR7050-02_(08/26) |

Variable Portfolio – Moderately Aggressive Portfolio

Class 4

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,259,625,992
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderately Aggressive Portfolio | Class 4 | SSR7050-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.7%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	4.9%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%

Asset Categories

Table Summary
Equity Funds	63.7%
Fixed Income Funds	30.3%
Money Market Funds	5.1%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio | Class 4 | SSR7050-04_(08/26) |

Variable Portfolio – Moderately Conservative Portfolio

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,905,559,790
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderately Conservative Portfolio | Class 1 | SSR7051-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	12.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	2.6%

Asset Categories

Table Summary
Fixed Income Funds	59.8%
Equity Funds	33.4%
Money Market Funds	6.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio | Class 1 | SSR7051-01_(08/26) |

Variable Portfolio – Moderately Conservative Portfolio

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,905,559,790
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderately Conservative Portfolio | Class 2 | SSR7051-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	12.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	2.6%

Asset Categories

Table Summary
Fixed Income Funds	59.8%
Equity Funds	33.4%
Money Market Funds	6.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio | Class 2 | SSR7051-02_(08/26) |

Variable Portfolio – Moderately Conservative Portfolio

Class 4

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,905,559,790
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	2%

Variable Portfolio – Moderately Conservative Portfolio | Class 4 | SSR7051-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	12.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	2.6%

Asset Categories

Table Summary
Fixed Income Funds	59.8%
Equity Funds	33.4%
Money Market Funds	6.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio | Class 4 | SSR7051-04_(08/26) |

Variable Portfolio – Partners Core Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,712,576,789
Total number of portfolio holdings	2,340
Portfolio turnover for the reporting period	161%

Variable Portfolio – Partners Core Bond Fund | Class 1 | SSR7052-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 06/30/2031	1.9%
U.S. Treasury Notes 4.375% 05/15/2036	1.5%
U.S. Treasury Notes 3.625% 08/31/2030	1.4%
U.S. Treasury Bonds 5.000% 05/15/2046	1.4%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2056	1.3%
U.S. Treasury Bonds 4.750% 02/15/2056	1.1%
U.S. Treasury Notes 4.250% 06/30/2033	1.0%
U.S. Treasury Notes 4.125% 06/30/2028	0.8%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.7%
U.S. Treasury Notes 4.125% 06/15/2029	0.7%

Asset Categories

Table Summary
Corporate Bonds	30.1%
Agency Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	21.6%
Non-Agency Asset-Backed Securities	10.9%
Agency Collateralized Mortgage Obligation Securities	5.6%
Money Market Funds	3.8%
Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligation Securities	1.3%
Foreign Government Obligations	1.0%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Bond Fund | Class 1 | SSR7052-01_(08/26) |

Variable Portfolio – Partners Core Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,712,576,789
Total number of portfolio holdings	2,340
Portfolio turnover for the reporting period	161%

Variable Portfolio – Partners Core Bond Fund | Class 2 | SSR7052-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 06/30/2031	1.9%
U.S. Treasury Notes 4.375% 05/15/2036	1.5%
U.S. Treasury Notes 3.625% 08/31/2030	1.4%
U.S. Treasury Bonds 5.000% 05/15/2046	1.4%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2056	1.3%
U.S. Treasury Bonds 4.750% 02/15/2056	1.1%
U.S. Treasury Notes 4.250% 06/30/2033	1.0%
U.S. Treasury Notes 4.125% 06/30/2028	0.8%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.7%
U.S. Treasury Notes 4.125% 06/15/2029	0.7%

Asset Categories

Table Summary
Corporate Bonds	30.1%
Agency Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	21.6%
Non-Agency Asset-Backed Securities	10.9%
Agency Collateralized Mortgage Obligation Securities	5.6%
Money Market Funds	3.8%
Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligation Securities	1.3%
Foreign Government Obligations	1.0%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Bond Fund | Class 2 | SSR7052-02_(08/26) |

Variable Portfolio – Partners Core Equity Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,237,951,576
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	29%

Variable Portfolio – Partners Core Equity Fund | Class 1 | SSR7053-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	34.5%
Financials	13.8%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.7%
Industrials	8.0%
Energy	3.3%
Consumer Staples	3.2%
Utilities	2.5%
Materials	2.4%
Other	1.5%

Top Holdings

Table Summary
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.6%
Alphabet, Inc., Class C	3.5%
Alphabet, Inc., Class A	3.4%
Advanced Micro Devices, Inc.	2.4%
American Express Co.	1.6%
Micron Technology, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Equity Fund | Class 1 | SSR7053-01_(08/26) |

Variable Portfolio – Partners Core Equity Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,237,951,576
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	29%

Variable Portfolio – Partners Core Equity Fund | Class 2 | SSR7053-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	34.5%
Financials	13.8%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.7%
Industrials	8.0%
Energy	3.3%
Consumer Staples	3.2%
Utilities	2.5%
Materials	2.4%
Other	1.5%

Top Holdings

Table Summary
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.6%
Alphabet, Inc., Class C	3.5%
Alphabet, Inc., Class A	3.4%
Advanced Micro Devices, Inc.	2.4%
American Express Co.	1.6%
Micron Technology, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Equity Fund | Class 2 | SSR7053-02_(08/26) |

Variable Portfolio – Partners Core Equity Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,237,951,576
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	29%

Variable Portfolio – Partners Core Equity Fund | Class 3 | SSR7053-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	34.5%
Financials	13.8%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.7%
Industrials	8.0%
Energy	3.3%
Consumer Staples	3.2%
Utilities	2.5%
Materials	2.4%
Other	1.5%

Top Holdings

Table Summary
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.6%
Alphabet, Inc., Class C	3.5%
Alphabet, Inc., Class A	3.4%
Advanced Micro Devices, Inc.	2.4%
American Express Co.	1.6%
Micron Technology, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Equity Fund | Class 3 | SSR7053-03_(08/26) |

Variable Portfolio – Partners International Core Equity Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$42	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,909,637,382
Total number of portfolio holdings	49
Portfolio turnover for the reporting period	18%

Variable Portfolio – Partners International Core Equity Fund | Class 1 | SSR7054-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United Kingdom	17.7%
Japan	17.1%
United States	15.7%
Switzerland	8.5%
Germany	7.4%
France	6.6%
Netherlands	6.4%
Singapore	2.9%
China	2.8%
Taiwan	2.3%
Other	12.8%

Top Holdings

Table Summary
ASML Holding NV	6.4%
AstraZeneca PLC	3.6%
Roche Holding AG	3.6%
Cie Financiere Richemont SA, Class A	3.1%
Siemens AG	2.9%
HSBC Holdings PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Shell PLC	2.7%
Recruit Holdings Co. Ltd.	2.5%
SAP SE	2.5%

Equity Sector Allocation

Table Summary
Industrials	21.5%
Financials	21.0%
Health Care	14.8%
Information Technology	14.4%
Consumer Discretionary	12.5%
Consumer Staples	7.3%
Communication Services	4.1%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Core Equity Fund | Class 1 | SSR7054-01_(08/26) |

Variable Portfolio – Partners International Core Equity Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$55	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,909,637,382
Total number of portfolio holdings	49
Portfolio turnover for the reporting period	18%

Variable Portfolio – Partners International Core Equity Fund | Class 2 | SSR7054-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United Kingdom	17.7%
Japan	17.1%
United States	15.7%
Switzerland	8.5%
Germany	7.4%
France	6.6%
Netherlands	6.4%
Singapore	2.9%
China	2.8%
Taiwan	2.3%
Other	12.8%

Top Holdings

Table Summary
ASML Holding NV	6.4%
AstraZeneca PLC	3.6%
Roche Holding AG	3.6%
Cie Financiere Richemont SA, Class A	3.1%
Siemens AG	2.9%
HSBC Holdings PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Shell PLC	2.7%
Recruit Holdings Co. Ltd.	2.5%
SAP SE	2.5%

Equity Sector Allocation

Table Summary
Industrials	21.5%
Financials	21.0%
Health Care	14.8%
Information Technology	14.4%
Consumer Discretionary	12.5%
Consumer Staples	7.3%
Communication Services	4.1%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Core Equity Fund | Class 2 | SSR7054-02_(08/26) |

Variable Portfolio – Partners International Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,408,901,331
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	37%

Variable Portfolio – Partners International Growth Fund | Class 1 | SSR7055-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.3%
United Kingdom	10.5%
Netherlands	7.3%
Switzerland	6.7%
France	6.5%
Taiwan	6.3%
Italy	5.8%
Spain	4.4%
United States	3.6%
Hong Kong	3.1%
Other	22.0%

Top Holdings

Table Summary
ASML Holding NV	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Murata Manufacturing Co. Ltd.	2.9%
SK Hynix, Inc.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AIA Group Ltd.	2.1%
ABB Ltd.	2.0%
Prysmian SpA	2.0%
Fujikura Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

Equity Sector Allocation

Table Summary
Information Technology	24.0%
Industrials	19.1%
Financials	15.9%
Health Care	13.3%
Consumer Discretionary	9.3%
Materials	4.7%
Utilities	4.6%
Energy	3.1%
Communication Services	2.1%
Consumer Staples	1.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Growth Fund | Class 1 | SSR7055-01_(08/26) |

Variable Portfolio – Partners International Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$57	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,408,901,331
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	37%

Variable Portfolio – Partners International Growth Fund | Class 2 | SSR7055-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.3%
United Kingdom	10.5%
Netherlands	7.3%
Switzerland	6.7%
France	6.5%
Taiwan	6.3%
Italy	5.8%
Spain	4.4%
United States	3.6%
Hong Kong	3.1%
Other	22.0%

Top Holdings

Table Summary
ASML Holding NV	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Murata Manufacturing Co. Ltd.	2.9%
SK Hynix, Inc.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AIA Group Ltd.	2.1%
ABB Ltd.	2.0%
Prysmian SpA	2.0%
Fujikura Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

Equity Sector Allocation

Table Summary
Information Technology	24.0%
Industrials	19.1%
Financials	15.9%
Health Care	13.3%
Consumer Discretionary	9.3%
Materials	4.7%
Utilities	4.6%
Energy	3.1%
Communication Services	2.1%
Consumer Staples	1.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Growth Fund | Class 2 | SSR7055-02_(08/26) |

Variable Portfolio – Partners International Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$42	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,583,717,757
Total number of portfolio holdings	160
Portfolio turnover for the reporting period	12%

Variable Portfolio – Partners International Value Fund | Class 1 | SSR7056-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	20.1%
France	12.6%
United Kingdom	12.3%
Germany	12.1%
United States	8.3%
Netherlands	5.4%
Switzerland	3.7%
China	3.5%
South Korea	2.9%
Ireland	2.5%
Other	15.8%

Top Holdings

Table Summary
ING Groep NV	1.7%
GSK PLC	1.7%
Daikin Industries Ltd.	1.7%
Reckitt Benckiser Group PLC	1.6%
Roche Holding AG	1.6%
ASML Holding NV	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Cie Generale des Etablissements Michelin SCA	1.5%
Julius Baer Group Ltd.	1.5%
Sanofi SA	1.4%

Equity Sector Allocation

Table Summary
Financials	25.3%
Industrials	13.8%
Consumer Discretionary	12.5%
Health Care	11.6%
Information Technology	10.8%
Consumer Staples	8.4%
Materials	5.5%
Energy	4.7%
Communication Services	2.2%
Utilities	2.0%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Value Fund | Class 1 | SSR7056-01_(08/26) |

Variable Portfolio – Partners International Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$55	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,583,717,757
Total number of portfolio holdings	160
Portfolio turnover for the reporting period	12%

Variable Portfolio – Partners International Value Fund | Class 2 | SSR7056-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	20.1%
France	12.6%
United Kingdom	12.3%
Germany	12.1%
United States	8.3%
Netherlands	5.4%
Switzerland	3.7%
China	3.5%
South Korea	2.9%
Ireland	2.5%
Other	15.8%

Top Holdings

Table Summary
ING Groep NV	1.7%
GSK PLC	1.7%
Daikin Industries Ltd.	1.7%
Reckitt Benckiser Group PLC	1.6%
Roche Holding AG	1.6%
ASML Holding NV	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Cie Generale des Etablissements Michelin SCA	1.5%
Julius Baer Group Ltd.	1.5%
Sanofi SA	1.4%

Equity Sector Allocation

Table Summary
Financials	25.3%
Industrials	13.8%
Consumer Discretionary	12.5%
Health Care	11.6%
Information Technology	10.8%
Consumer Staples	8.4%
Materials	5.5%
Energy	4.7%
Communication Services	2.2%
Utilities	2.0%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Value Fund | Class 2 | SSR7056-02_(08/26) |

Variable Portfolio – Partners Small Cap Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$48	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$375,342,009
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	43%

Variable Portfolio – Partners Small Cap Growth Fund | Class 1 | SSR7057-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	25.3%
Industrials	25.2%
Information Technology	20.9%
Financials	9.2%
Consumer Discretionary	9.1%
Materials	3.5%
Energy	3.2%
Consumer Staples	1.5%
Real Estate	0.6%

Top Holdings

Table Summary
Guardant Health, Inc.	1.8%
Moog, Inc., Class A	1.8%
Materion Corp.	1.8%
Onto Innovation, Inc.	1.6%
Allegro MicroSystems, Inc.	1.5%
Glaukos Corp.	1.5%
StoneX Group, Inc.	1.5%
JFrog Ltd.	1.4%
Protagonist Therapeutics, Inc.	1.4%
Alkermes PLC	1.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund | Class 1 | SSR7057-01_(08/26) |

Variable Portfolio – Partners Small Cap Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$62	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$375,342,009
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	43%

Variable Portfolio – Partners Small Cap Growth Fund | Class 2 | SSR7057-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	25.3%
Industrials	25.2%
Information Technology	20.9%
Financials	9.2%
Consumer Discretionary	9.1%
Materials	3.5%
Energy	3.2%
Consumer Staples	1.5%
Real Estate	0.6%

Top Holdings

Table Summary
Guardant Health, Inc.	1.8%
Moog, Inc., Class A	1.8%
Materion Corp.	1.8%
Onto Innovation, Inc.	1.6%
Allegro MicroSystems, Inc.	1.5%
Glaukos Corp.	1.5%
StoneX Group, Inc.	1.5%
JFrog Ltd.	1.4%
Protagonist Therapeutics, Inc.	1.4%
Alkermes PLC	1.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund | Class 2 | SSR7057-02_(08/26) |

Variable Portfolio – Partners Small Cap Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$47	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$440,143,749
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	36%

Variable Portfolio – Partners Small Cap Value Fund | Class 1 | SSR7058-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.3%
Financials	21.0%
Information Technology	11.4%
Consumer Discretionary	7.7%
Health Care	7.6%
Materials	7.0%
Real Estate	6.3%
Energy	5.3%
Utilities	3.2%
Consumer Staples	1.1%
Other	1.1%

Top Holdings

Table Summary
Mercury Systems, Inc.	2.5%
Timken Co.	2.3%
Belden, Inc.	1.6%
National Bank Holdings Corp., Class A	1.5%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.4%
Ingevity Corp.	1.3%
Texas Capital Bancshares, Inc.	1.2%
ICU Medical, Inc.	1.2%
Eagle Materials, Inc.	1.2%

Asset Categories

Table Summary
Common Stocks	97.0%
Money Market Funds	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | Class 1 | SSR7058-01_(08/26) |

Variable Portfolio – Partners Small Cap Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$61	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$440,143,749
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	36%

Variable Portfolio – Partners Small Cap Value Fund | Class 2 | SSR7058-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.3%
Financials	21.0%
Information Technology	11.4%
Consumer Discretionary	7.7%
Health Care	7.6%
Materials	7.0%
Real Estate	6.3%
Energy	5.3%
Utilities	3.2%
Consumer Staples	1.1%
Other	1.1%

Top Holdings

Table Summary
Mercury Systems, Inc.	2.5%
Timken Co.	2.3%
Belden, Inc.	1.6%
National Bank Holdings Corp., Class A	1.5%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.4%
Ingevity Corp.	1.3%
Texas Capital Bancshares, Inc.	1.2%
ICU Medical, Inc.	1.2%
Eagle Materials, Inc.	1.2%

Asset Categories

Table Summary
Common Stocks	97.0%
Money Market Funds	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | Class 2 | SSR7058-02_(08/26) |

Variable Portfolio – Partners Small Cap Value Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$53	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$440,143,749
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	36%

Variable Portfolio – Partners Small Cap Value Fund | Class 3 | SSR7058-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.3%
Financials	21.0%
Information Technology	11.4%
Consumer Discretionary	7.7%
Health Care	7.6%
Materials	7.0%
Real Estate	6.3%
Energy	5.3%
Utilities	3.2%
Consumer Staples	1.1%
Other	1.1%

Top Holdings

Table Summary
Mercury Systems, Inc.	2.5%
Timken Co.	2.3%
Belden, Inc.	1.6%
National Bank Holdings Corp., Class A	1.5%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.4%
Ingevity Corp.	1.3%
Texas Capital Bancshares, Inc.	1.2%
ICU Medical, Inc.	1.2%
Eagle Materials, Inc.	1.2%

Asset Categories

Table Summary
Common Stocks	97.0%
Money Market Funds	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | Class 3 | SSR7058-03_(08/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – TCW Total Return Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – TCW Total Return Bond Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 7.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Adagio IV CLO Ltd.(b),(c)
Series 2025IV-A Class BRRR
3-month EURIBOR + 2.050% Floor 2.050% 07/15/2038	4.254%	EUR	4,000,000	4,592,672
Aligned Data Centers Issuer LLC(b)
Series 2021-1A Class A2
08/15/2046	1.937%		7,600,000	7,575,197
Series 2022-1A Class A2
10/15/2047	6.350%		6,150,000	6,147,895
Aligned Data Centers Issuer LLC(b),(d)
Series 2026-1A Class A2I
06/15/2056	5.909%		5,929,000	5,942,202
Allegro CLO X Ltd.(b),(c)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	4.805%		1,625,752	1,625,917
AMMC CLO Ltd.(b),(c)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.225%		9,100,000	9,100,000
Avis Budget Rental Car Funding AESOP LLC(b)
Subordinated Series 2021-2A Class C
02/20/2028	2.350%		3,850,000	3,809,381
Bain Capital Credit CLO Ltd.(b),(c)
Series 2020-2A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 07/19/2034	4.655%		7,300,000	7,296,073
Series 2024-6A Class A1R
3-month Term SOFR + 1.900% Floor 1.090% 10/21/2034	4.762%		8,750,000	8,754,121
BlueMountain CLO XXX Ltd.(b),(c)
Series 2025-30A Class BR2
3-month Term SOFR + 1.600% Floor 1.600% 04/15/2035	5.273%		7,775,000	7,775,949
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%		2,641,594	2,623,951
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		2,590,000	2,626,155
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Contego CLO IV DAC(b),(c)
Series 2025-4A Class B1RR
3-month EURIBOR + 2.050% Floor 2.050% 10/23/2039	4.218%	EUR	2,975,000	3,416,058
COOPR Residential Mortgage Trust(b),(e)
Series 2025-CES3 Class A1B
09/25/2060	5.273%		2,646,836	2,615,597
DailyPay Securitization Trust(b)
Series 2025-1A Class A
06/25/2028	5.630%		2,840,000	2,849,057
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%		3,685,000	3,614,070
Dryden 43 Senior Loan Fund(b),(c)
Series 2016-43A-AR3 Class AR3
3-month Term SOFR + 1.070% Floor 1.070% 04/20/2034	4.742%		7,400,000	7,403,471
Dryden 98 CLO Ltd.(b),(c)
Series 2026-98A Class AR
3-month Term SOFR + 1.020% Floor 1.020% 04/20/2035	4.695%		7,500,000	7,496,295
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	4.801%		1,194,755	1,195,449
FIGRE Trust(b),(f)
Series 2026-HE5 Class A
06/25/2056	5.605%		2,919,594	2,921,259
Henderson Receivables LLC(b)
Series 2014-2A Class A
01/17/2073	3.610%		1,462,998	1,319,756
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	5.271%		7,350,000	7,350,426
Invesco CLO Ltd.(b),(c)
Series 2022-2R Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2035	4.825%		7,100,000	7,104,423
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
LCM 35 Ltd.(b),(c)
Series 2025-35A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2035	5.323%		7,300,000	7,310,548
LCM 39 Ltd.(b),(c)
Series 2026-39A Class A1R2
3-month Term SOFR + 1.040% 10/15/2034	4.703%		7,587,000	7,584,952
LCM Ltd.(b),(c)
Series 41A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2036	4.873%		7,200,000	7,197,970
Lightpath Fiber Issuer LLC(b)
Series 2026-1 Class A2
03/25/2056	5.597%		5,300,000	5,295,530
Madison Park Funding XXXVI Ltd.(b),(c)
Series 2025-36A Class B1RR
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2035	5.223%		5,000,000	5,000,320
Magnetite Ltd.(b),(c)
Series 2019-23A Class AR2
3-month Term SOFR + 0.990% Floor 0.990% 01/25/2035	4.657%		7,410,000	7,411,941
Neuberger Berman Loan Advisers CLO 51 Ltd.(b),(c)
Series 2026-51A Class AR2
3-month Term SOFR + 1.000% 10/23/2036	4.666%		6,000,000	6,002,790
Octagon Investment Partners 51 Ltd.(b),(c)
Series 2021-1A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 07/20/2034	5.175%		7,215,000	7,217,453
Park Avenue Institutional Advisers CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.273%		6,900,000	6,903,450
Penta CLO DAC(b),(c)
Series 2025-21A Class B
3-month EURIBOR + 1.900% Floor 1.900% 02/16/2039	3.929%	EUR	6,800,000	7,797,853
Regatta 32 Funding Ltd.(b),(c)
Series 2025-4A Class A1
3-month Term SOFR + 1.340% Floor 1.340%, Cap 1.340% 07/25/2038	5.007%		7,000,000	7,030,310
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockford Tower CLO Ltd.(b),(c)
Series 2025-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2035	5.375%	7,500,000	7,506,217
SLC Student Loan Trust(c)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	4.163%	140,545	127,403
SLM Student Loan Trust(c)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2027	4.260%	1,168,702	1,160,362
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	4.899%	1,990,000	2,090,296
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	5.580%	332,519	332,363
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	5.780%	5,860,000	6,280,711
SVC ABS LLC(b)
Series 2026-1 Class B
03/20/2056	5.795%	3,797,625	3,681,625
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	7,310,000	7,120,294
Voya CLO Ltd.(b),(c)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% Floor 1.480% 07/14/2031	5.411%	4,773,682	4,774,049
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.100%	2,899,962	2,856,413
Total Asset-Backed Securities — Non-Agency (Cost $224,557,935)			225,838,224

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	6,041	6,014
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Government National Mortgage Association(f),(g)
Series 2012-55 Class IO
04/16/2052	0.000%		251,549	3
Series 2021-36 Class IO
03/16/2063	1.279%		17,892,633	1,448,301
Government National Mortgage Association
Series 2021-2 Class AH
06/16/2063	1.500%		4,087,810	3,073,642
Series 2021-21 Class AH
06/16/2063	1.400%		2,827,749	2,080,937
Series 2021-31 Class B
01/16/2061	1.250%		3,073,208	2,224,377
Total Commercial Mortgage-Backed Securities - Agency (Cost $9,760,400)				8,833,274

Commercial Mortgage-Backed Securities - Non-Agency(a) 3.0%

1345T(b),(c)
Series 2025-AOA Class B
1-month Term SOFR + 2.000% 06/15/2042	5.625%		4,500,000	4,508,428
BX Commercial Mortgage Trust(b),(c)
Series 2026-CSMO Class B
1-month Term SOFR + 1.700% Floor 1.700% 02/15/2043	5.325%		3,350,000	3,374,024
BX Trust(b),(c)
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.625%		4,200,000	4,199,777
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	5.725%		4,400,000	4,404,118
Series 2026-RISE Class B
1-month Term SOFR + 1.450% 04/15/2041	5.075%		3,340,000	3,345,213
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.569%	GBP	1,980,000	2,656,582
DBGS Mortgage Trust(b),(c)
Series 2021-W52 Class A
1-month Term SOFR + 1.509% Floor 1.395% 10/15/2036	5.287%		5,725,000	5,726,452
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	5.766%		4,437,000	4,453,635
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%		2,770,000	2,629,854
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2019-OSB Class A
06/05/2039	3.397%		2,720,000	2,562,995
MAD Commercial Mortgage Trust(b),(f)
Series 2025-11MD Class C
10/15/2042	5.631%		2,940,000	2,946,055
Manhattan West(b)
Series 2020-1MW Class A
09/10/2039	2.130%		3,470,000	3,359,321
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%		2,035,000	1,825,941
NYC Commercial Mortgage Trust(b)
Series 2025-1155 Class A
06/10/2042	5.833%		5,143,000	5,214,299
PFP Ltd.(b),(c)
Series 2025-12 Class AS
1-month Term SOFR + 1.742% Floor 1.742% 12/18/2042	5.379%		4,900,000	4,912,239
Series 2025-12 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/18/2042	5.679%		4,820,000	4,832,049
Series 2026-13 Class AS
1-month Term SOFR + 1.650% Floor 1.650% 08/18/2043	5.287%		5,500,000	5,517,188
StorageMart Commercial Mortgage Trust(b),(c)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	6.975%		5,607,000	5,585,974
STWD LLC(b),(c)
Series 2025-FL4 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 11/19/2042	5.339%		4,345,000	4,351,785
TRTX Issuer Ltd.(b),(c)
Series 2025-FL7 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 06/18/2043	5.337%		2,950,000	2,955,223
UK Logistics(b),(c)
Subordinated Series 2024-2A Class C
SONIA + 2.100% Floor 2.100%, Cap 7.100% 02/17/2035	5.829%	GBP	1,887,437	2,496,451
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WBHT Commercial Mortgage Trust(b),(c)
Series 2025-WBM Class A
1-month Term SOFR + 1.742% 06/15/2042	5.369%	3,410,000	3,410,000
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $85,565,252)			85,267,603

Common Stocks 0.1%
Issuer	Shares	Value ($)
Financials 0.1%
Financial Services 0.1%
Ardagh Holdings SA(h),(i)	139,044	903,786
Total Financials		903,786
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(h)	142,420	881,224
Total Health Care		881,224
Total Common Stocks (Cost $1,551,428)		1,785,010

Convertible Bonds(a) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.1%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,200,000	1,334,813
Technology 0.0%
Worldline SA(b),(j)
07/30/2026	0.000%	EUR	1,028,904	1,188,345
Total Convertible Bonds (Cost $2,337,040)				2,523,158

Corporate Bonds & Notes(a) 14.0%

Airlines 0.3%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		5,771,127	5,576,065
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%		3,087,029	3,204,095
Total				8,780,160
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%		1,905,000	1,683,831
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Automotive 0.1%
Robert Bosch GmbH(b)
06/02/2043	4.375%	EUR	900,000	1,020,528
Volkswagen Group of America Finance LLC(b)
03/25/2032	5.650%		280,000	283,908
Volkswagen International Finance NV(b),(e),(k)
	7.875%	EUR	1,200,000	1,558,297
Total				2,862,733
Banking 2.3%
American Express Co.(e)
07/20/2033	4.918%		2,305,000	2,304,294
Bank of America Corp.(e)
07/22/2027	1.734%		11,220,000	11,202,973
04/24/2028	3.705%		4,972,000	4,938,451
06/14/2029	2.087%		1,880,000	1,789,888
10/20/2032	2.572%		4,020,000	3,578,564
Bank of America Corp.(c)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	4.572%		1,000,000	1,001,216
Citibank(e)
06/18/2032	4.846%		215,000	214,854
Citibank NA
05/29/2030	4.914%		2,970,000	3,003,178
Goldman Sachs Group, Inc. (The)(e)
09/10/2027	1.542%		1,092,000	1,085,791
10/21/2027	1.948%		5,200,000	5,159,283
04/20/2034	5.094%		635,000	632,282
10/23/2035	5.016%		490,000	481,258
JPMorgan Chase & Co.(e)
02/24/2028	2.947%		2,290,000	2,267,130
10/15/2030	2.739%		2,320,000	2,179,126
01/25/2033	2.963%		4,255,000	3,850,598
01/24/2036	5.502%		545,000	557,255
Morgan Stanley(e)
04/28/2032	1.928%		2,805,000	2,439,109
10/20/2032	2.511%		845,000	746,956
Morgan Stanley Private Bank(e)
11/17/2028	4.204%		175,000	174,177
11/19/2031	4.465%		2,500,000	2,457,217
Morgan Stanley Private Bank NA(e)
07/18/2031	4.734%		3,395,000	3,379,842
PNC Financial Services Group, Inc. (The)(e)
10/28/2033	6.037%		340,000	358,303
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wells Fargo & Co.(e)
06/02/2028	2.393%		5,278,000	5,172,803
07/25/2033	4.897%		4,785,000	4,750,437
12/03/2035	5.211%		780,000	778,756
Total				64,503,741
Brokerage/Asset Managers/Exchanges 0.0%
First Eagle Holdings, Inc.(b)
08/15/2032	7.250%		800,000	806,031
Building Materials 0.0%
QXO Building Products, Inc.(b)
07/15/2034	6.875%		267,000	274,077
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(b)
02/01/2033	7.000%		650,000	636,917
02/01/2036	7.375%		1,355,000	1,329,522
Charter Communications Operating LLC
06/01/2034	6.550%		1,271,000	1,296,870
Charter Communications Operating LLC/Capital
12/01/2035	5.850%		1,700,000	1,644,959
03/01/2042	3.500%		2,175,000	1,503,425
04/01/2048	5.750%		1,418,000	1,194,052
07/01/2049	5.125%		1,335,000	1,031,769
03/01/2050	4.800%		1,165,000	868,532
06/01/2052	3.900%		27,000	17,199
CSC Holdings LLC(b)
01/31/2029	11.750%		3,770,000	2,309,956
02/01/2029	6.500%		2,286,000	1,368,095
01/15/2030	5.750%		600,000	141,254
11/15/2031	4.500%		400,000	236,176
EchoStar Corp.
11/30/2029	10.750%		510,000	551,268
Midcontinent Communications(b)
08/15/2032	8.000%		1,463,000	1,285,185
Time Warner Cable LLC
11/15/2040	5.875%		350,000	313,340
Virgin Media O2 Vendor Financing Notes VI DAC(b)
03/15/2033	8.500%		917,000	737,855
VZ Secured Financing BV(b)
01/15/2032	5.000%		3,250,000	2,846,386
01/15/2033	7.500%		353,000	338,536
Total				19,651,296
Chemicals 0.2%
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,100,000	742,218
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		460,000	444,193
11/01/2030	2.300%		3,915,000	3,530,410
11/15/2040	3.268%		370,000	281,233
Total				4,998,054
Construction Machinery 0.0%
EquipmentShare.com, Inc.(b),(d)
07/01/2034	7.125%		461,000	452,894
Oregon Tool Lux LP(b)
10/15/2029	7.875%		413,573	62,855
Total				515,749
Consumer Cyclical Services 0.1%
Booking Holdings, Inc.
05/11/2039	4.500%	EUR	745,000	862,843
03/01/2044	4.000%	EUR	355,000	375,336
03/21/2045	3.875%	EUR	675,000	694,709
Raven Acquisition Holdings LLC(b)
11/15/2031	6.875%		290,000	283,478
VT Topco, Inc.(b)
08/15/2030	8.500%		626,000	635,682
Total				2,852,048
Consumer Products 0.1%
Energizer Holdings, Inc.(b)
09/15/2033	6.000%		1,505,000	1,447,896
Newell Brands, Inc.(e)
04/01/2036	7.375%		320,000	324,631
Spectrum Brands, Inc.(b)
03/15/2031	3.875%		302,000	264,016
Total				2,036,543
Diversified Manufacturing 0.1%
Eaton Capital ULC
03/10/2034	3.550%	EUR	180,000	205,777
Smiths Group PLC(b)
11/13/2033	3.625%	EUR	1,255,000	1,412,209
Total				1,617,986
Electric 2.0%
AEP Transmission Co. LLC
04/01/2050	3.650%		305,000	224,864
Alliant Energy Corp.(e)
04/01/2056	5.750%		2,350,000	2,323,368
American Electric Power Co, Inc.(e)
03/15/2056	5.800%		4,390,000	4,364,047
Amprion GmbH(b)
01/15/2046	4.580%	EUR	1,200,000	1,380,811
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,323,420
04/01/2034	5.650%		4,030,000	4,143,342
Ausgrid Finance Pty Ltd.(b)
12/10/2035	5.946%	AUD	1,300,000	895,717
CenterPoint Energy, Inc.(e)
04/01/2056	5.950%		2,200,000	2,197,149
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	405,910
Duke Energy Progress LLC
04/01/2052	4.000%		500,000	382,179
Enel SpA(b),(e),(k)
Subordinated
	4.500%	EUR	1,495,000	1,682,831
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	200,000	227,100
Eversource Energy
07/01/2027	4.600%		3,135,000	3,136,855
02/01/2029	5.950%		2,760,000	2,838,044
FirstEnergy Transmission LLC(b)
04/01/2049	4.550%		1,000,000	834,264
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,168,762
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,850,143
Northern States Power Co.
05/15/2035	5.050%		1,060,000	1,062,778
Oncor Electric Delivery Co. LLC
04/01/2035	5.350%		3,025,000	3,078,018
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,279,645
Pennsylvania Electric Co.(b)
03/15/2028	3.250%		6,950,000	6,789,199
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,169,958
Public Service Co.
01/15/2036	5.450%		3,670,000	3,707,094
WEC Energy Group, Inc.(e)
05/15/2056	5.625%		4,400,000	4,364,059
Total				56,829,557
Environmental 0.0%
Seche Environnement SACA(b),(e),(k)
Subordinated
	5.870%	EUR	600,000	687,594
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		6,350,000	6,115,260
Avolon Holdings Funding Ltd.(b)
02/15/2027	3.250%		2,035,000	2,019,304
11/18/2027	2.528%		1,492,000	1,448,632
FirstCash, Inc.(b)
05/01/2034	6.125%		285,000	283,456
Total				9,866,652
Food and Beverage 0.5%
General Mills, Inc.(e)
07/16/2056	5.250%	EUR	1,235,000	1,395,142
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		137,000	149,211
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2052	6.500%		2,076,000	2,096,640
Magnum Icc Finance BV(b)
11/26/2031	3.250%	EUR	930,000	1,049,955
Maple Parent Holdings Corp.(b)
03/26/2035	4.728%	EUR	1,765,000	2,067,739
Pilgrim’s Pride Corp.
03/01/2032	3.500%		2,634,000	2,397,160
05/15/2034	6.875%		3,850,000	4,155,579
Roquette Freres SA(b),(e),(k)
	6.000%	EUR	300,000	345,779
Total				13,657,205
Gaming 0.4%
Caesars Entertainment, Inc.(b)
02/15/2032	6.500%		435,000	423,741
FDJ United(b)
11/21/2033	3.375%	EUR	1,300,000	1,451,236
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	745,000	983,675
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		870,000	879,714
01/15/2031	4.000%		3,030,000	2,862,328
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%		96,000	96,119
Las Vegas Sands Corp.
06/15/2028	5.625%		2,865,000	2,899,577
VICI Properties LP/Note Co., Inc.(b)
02/15/2029	3.875%		515,000	500,092
08/15/2030	4.125%		105,000	100,879
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Voyager Parent LLC(b)
07/01/2032	9.250%		296,000	313,007
Total				10,510,368
Health Care 0.9%
CVS Health Corp.
02/21/2033	5.250%		374,000	380,035
07/20/2035	4.875%		775,000	750,911
03/25/2038	4.780%		670,000	628,083
07/20/2045	5.125%		803,000	727,023
CVS Health Corp.(e)
03/10/2055	7.000%		1,630,000	1,691,089
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%		3,755,000	3,709,490
HCA, Inc.
09/01/2030	3.500%		766,000	726,109
IQVIA, Inc.
02/01/2029	6.250%		5,800,000	5,996,880
ModivCare Buyer LLC(b),(i),(l)
10/01/2029	5.000%		2,905,350	3,777
Molnlycke Holding AB(b)
06/11/2034	4.250%	EUR	285,000	334,302
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%		7,240,000	7,029,999
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	357,682
09/14/2035	4.875%	EUR	1,100,000	1,334,379
Universal Health Services, Inc.
09/01/2026	1.650%		1,890,000	1,881,875
Total				25,551,634
Healthcare Insurance 0.2%
Elevance Health, Inc.
06/15/2034	5.375%		1,555,000	1,579,077
Horseshoe Funding Trust I(b)
02/15/2036	6.062%		3,055,000	3,102,826
Humana, Inc.
04/01/2030	4.875%		1,333,000	1,330,498
UnitedHealth Group, Inc.
12/15/2048	4.450%		1,245,000	1,039,148
Total				7,051,549
Healthcare REIT 0.1%
Healthcare Realty Holdings LP
01/15/2028	3.625%		2,898,000	2,845,913
Physicians Realty LP
11/01/2031	2.625%		1,475,000	1,314,483
Total				4,160,396
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
Getty Images, Inc.(b)
11/15/2030	10.500%		315,000	262,689
Meta Platforms, Inc.
11/15/2035	4.875%		820,000	797,903
11/15/2055	5.625%		8,960,000	8,119,757
05/15/2056	6.300%		3,450,000	3,433,056
Take-Two Interactive Software, Inc.
04/14/2032	4.000%		3,355,000	3,196,243
Total				15,809,648
Midstream 0.3%
Energy Transfer Partners LP
03/15/2045	5.150%		2,458,000	2,189,334
Ferrellgas LP/Finance Corp.(b)
01/15/2031	9.250%		1,410,000	1,485,498
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%		281,105	250,490
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
12/15/2035	6.500%		920,000	889,847
Sunoco LP(b),(e),(k)
	7.875%		1,720,000	1,788,460
TransMontaigne Partners LLC(b)
06/15/2030	8.500%		190,000	193,555
Venture Global Plaquemines LNG LLC(b)
05/01/2033	7.500%		335,000	367,662
Total				7,164,846
Natural Gas 0.5%
East Ohio Gas Co. (The)(b)
06/15/2030	2.000%		2,015,000	1,811,551
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		6,000,000	6,246,232
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,405,000	2,829,090
Nortegas Energia Grupo SL(b)
01/21/2033	4.125%	EUR	1,000,000	1,142,583
Redexis SA(b)
05/30/2031	4.375%	EUR	1,200,000	1,399,203
Total				13,428,659
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		2,392,000	2,331,595
04/01/2029	4.650%		3,000	2,839
Total				2,334,434
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oil Field Services 0.1%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
03/11/2046	4.737%	EUR	1,195,000	1,397,356
Other Financial Institutions 0.1%
Blackstone Property Partners Europe Holdings Sarl(b)
01/29/2031	3.500%	EUR	755,000	851,461
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(b)
08/21/2030	4.875%	EUR	200,000	233,074
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,040,000	1,019,173
06/15/2030	9.000%		1,413,000	1,317,896
Total				3,421,604
Other REIT 0.2%
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	800,000	792,008
03/15/2035	3.875%	EUR	300,000	335,624
Extra Space Storage LP
10/15/2031	2.400%		723,000	638,299
Lexington Realty Trust
10/01/2031	2.375%		1,895,000	1,656,802
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	545,000	658,683
Rexford Industrial Realty LP
09/01/2031	2.150%		415,000	360,961
WP Carey, Inc.
07/23/2032	4.250%	EUR	400,000	467,989
05/10/2035	3.750%	EUR	1,520,000	1,695,972
Total				6,606,338
Other Utility 0.4%
DWR Cymru Financing UK PLC(b)
09/08/2037	6.250%	GBP	645,000	854,690
Subordinated
03/31/2034	2.375%	GBP	1,905,000	1,934,292
Severn Trent Utilities Finance PLC(b)
08/04/2037	3.875%	EUR	870,000	975,433
South West Water Finance PLC(b)
08/05/2041	6.375%	GBP	1,030,000	1,346,815
Suez SACA(b)
05/24/2034	2.875%	EUR	2,100,000	2,237,293
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	555,000	633,445
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	2,215,000	3,003,360
04/18/2041	2.750%	GBP	800,000	676,489
Total				11,661,817
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Packaging 0.3%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%		4,450,000	4,494,995
Ardagh Group SA(b),(m)
12/01/2030	12.000%		460,908	440,167
Berry Global, Inc.
01/15/2027	1.650%		2,883,000	2,837,012
Total				7,772,174
Pharmaceuticals 0.4%
1261229 BC Ltd.(b)
04/15/2032	10.000%		1,250,000	1,265,297
Amgen, Inc.
03/01/2053	4.875%		2,880,000	2,506,757
Bayer US Finance II LLC(b)
12/15/2028	4.375%		2,579,000	2,551,819
06/25/2038	4.625%		2,402,000	2,187,379
06/25/2048	4.875%		442,000	374,661
Johnson & Johnson
02/26/2045	3.600%	EUR	510,000	553,079
LSF12 Pillar Investments US, Inc.(b)
05/15/2033	5.750%	EUR	850,000	965,323
Total				10,404,315
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%		290,000	272,885
Alliant Holdings Intermediate LLC/Co-Issuer(b)
01/15/2031	7.000%		109,000	110,759
10/01/2032	7.375%		176,000	174,864
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	634,534
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%		3,225,000	3,362,432
Farmers Exchange Capital II(b),(e)
Subordinated
11/01/2053	6.151%		3,810,000	3,708,329
Marsh & McLennan Cos., Inc.
03/15/2036	4.950%		1,925,000	1,893,049
Total				10,156,852
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	1,110,000	711,559
Pacific National Finance Pty Ltd.(b)
09/08/2031	3.800%	AUD	690,000	425,020
Total				1,136,579
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Restaurants 0.0%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		440,000	424,373
Papa John’s International, Inc.(b)
09/15/2029	3.875%		605,000	580,800
Total				1,005,173
Retail REIT 0.0%
Realty Income Corp.
07/06/2030	4.875%	EUR	900,000	1,082,039
Retailers 0.3%
Amazon.com, Inc.
03/16/2045	4.450%	EUR	1,530,000	1,767,307
03/13/2056	5.800%		1,785,000	1,769,574
03/16/2064	4.850%	EUR	4,275,000	4,992,936
Michaels Cos., Inc. (The)(b)
03/15/2033	8.500%		756,000	748,392
03/15/2034	11.000%		198,000	193,832
Total				9,472,041
Technology 1.1%
Alphabet, Inc.
11/06/2038	3.500%	EUR	110,000	121,273
05/11/2045	4.500%	EUR	1,315,000	1,534,654
02/15/2056	5.650%		3,410,000	3,367,945
Atlassian Corp.
05/15/2034	5.500%		1,455,000	1,433,488
Cerved Group SpA(b)
02/15/2029	6.000%	EUR	615,000	431,977
Cerved Group SpA(b),(c)
3-month EURIBOR + 5.250% Floor 5.250% 02/15/2029	7.651%	EUR	450,000	310,936
Cloud Software Group, Inc.(b)
06/30/2032	8.250%		1,061,000	993,369
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	745,000	830,979
Fiserv, Inc.
08/21/2033	5.625%		1,375,000	1,390,505
03/15/2034	5.450%		1,750,000	1,734,941
08/11/2035	5.250%		3,680,000	3,585,979
Foundry JV Holdco LLC(b)
01/25/2031	5.500%		570,000	583,023
Intel Corp.
12/08/2047	3.734%		1,967,000	1,415,955
ION Platform Finance US, Inc./SARL(b)
05/01/2029	8.750%		464,000	413,800
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Open Text Corp.(b)
12/01/2027	6.900%		650,000	664,540
Oracle Corp.
09/26/2032	4.800%		7,000,000	6,660,417
11/15/2037	3.800%		1,100,000	881,342
09/26/2045	5.875%		1,762,500	1,543,677
04/01/2050	3.600%		585,000	355,329
02/06/2053	5.550%		745,000	600,317
Paychex, Inc.
04/15/2032	5.350%		1,400,000	1,416,633
Stingray Compute LLC(b)
06/15/2031	6.000%		284,000	284,655
TeamSystem SpA(b)
07/01/2031	5.000%	EUR	265,000	291,945
TeamSystem SpA(b),(d)
07/01/2032	6.500%	EUR	315,000	359,492
UKG, Inc.(b)
02/01/2031	6.875%		530,000	514,592
Total				31,721,763
Tobacco 0.0%
Imperial Brands Finance PLC(b)
07/26/2026	3.500%		238,000	237,832
Japan Tobacco, Inc.(b)
06/15/2030	5.250%		660,000	672,102
Total				909,934
Transportation Services 0.2%
Aurizon Network Pty Ltd.(b)
09/12/2031	6.100%	AUD	1,940,000	1,360,578
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,015,000	2,096,180
01/16/2036	3.875%	EUR	690,000	778,829
Sydney Airport Finance Co. Pty Ltd.(b)
04/19/2034	5.900%	AUD	870,000	604,899
WestConnex Finance Co. Pty Ltd.
04/30/2032	5.944%	AUD	1,310,000	916,948
Total				5,757,434
Whole Business 0.0%
AA Bond Co., Ltd.(b)
07/31/2032	5.500%	GBP	650,000	851,328
Wireless 0.6%
American Tower Corp.
04/15/2031	2.700%		8,468,000	7,704,022
11/15/2033	5.900%		800,000	834,629
Crown Castle International Corp.
07/15/2031	2.500%		1,194,000	1,060,733
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,210,000	1,278,991
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		1,708,000	1,712,338
T-Mobile US, Inc.
04/15/2027	3.750%		2,625,000	2,610,629
Vmed O2 UK Financing I PLC(b)
04/15/2032	7.750%		1,471,000	1,325,150
Total				16,526,492
Wirelines 0.0%
Altice Financing SA(b)
07/15/2027	9.625%		1,189,000	917,243
Total Corporate Bonds & Notes (Cost $404,940,266)				398,435,273

Foreign Government Obligations(a),(n) 16.3%

Australia 0.6%
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	7,490,000	4,911,209
02/24/2038	5.250%	AUD	4,025,000	2,725,461
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	7,490,000	4,983,043
08/13/2038	5.250%	AUD	3,180,000	2,139,020
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	3,750,000	1,820,469
Total				16,579,202
Brazil 0.1%
Brazilian Government International Bond
03/15/2034	6.125%		925,000	929,563
03/15/2035	6.625%		1,682,000	1,728,093
Total				2,657,656
Chile 0.0%
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%		720,000	712,872
Colombia 0.0%
Colombia Government International Bond
11/07/2036	7.750%		819,000	892,940
Ecopetrol SA
01/13/2033	8.875%		280,000	306,657
Total				1,199,597
France 0.2%
Electricite de France SA(b),(e),(k)
	7.375%	GBP	300,000	416,037
	9.125%		810,000	940,741
Foreign Government Obligations(a),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electricite de France SA(b)
08/28/2035	5.636%	AUD	890,000	602,710
06/17/2044	4.750%	EUR	2,400,000	2,779,564
12/09/2049	2.000%	EUR	600,000	418,910
RTE Reseau de Transport d’Electricite SADIR(b)
04/30/2044	3.750%	EUR	500,000	536,985
Total				5,694,947
Germany 0.0%
EnBW International Finance BV(b)
02/26/2036	5.792%	AUD	1,820,000	1,231,927
Guatemala 0.1%
Guatemala Government Bond(b)
10/07/2033	3.700%		315,000	279,555
08/15/2036	6.250%		1,672,000	1,743,136
Total				2,022,691
Hungary 0.0%
MVM Energetika Zrt(b)
03/13/2031	6.500%		469,000	489,378
Kazakhstan 0.0%
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		534,000	539,121
04/14/2033	3.500%		636,000	576,006
Total				1,115,127
Mexico 0.1%
Mexico Government International Bond
05/19/2033	4.875%		906,000	860,387
02/12/2034	3.500%		200,000	170,622
02/09/2035	6.350%		720,000	736,402
09/22/2035	5.625%		1,703,000	1,659,937
Total				3,427,348
Qatar 0.1%
Qatar Government International Bond(b)
04/23/2048	5.103%		667,000	637,477
03/14/2049	4.817%		524,000	480,183
04/16/2050	4.400%		699,000	599,949
Total				1,717,609
Romania 0.1%
Romanian Government International Bond(b)
03/24/2035	5.750%		200,000	193,403
05/16/2036	6.625%		3,422,000	3,494,257
Total				3,687,660
The accompanying Notes to Financial Statements are an integral part of this statement.
12
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Foreign Government Obligations(a),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		865,000	857,449
06/22/2030	5.875%		570,000	583,691
Total				1,441,140
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(b)
04/30/2054	5.500%		3,257,000	3,188,522
United Kingdom 5.4%
United Kingdom Gilt(b)
06/07/2028	4.500%	GBP	114,668,000	153,062,557
United States 9.4%
U.S. Treasury
05/31/2031	4.125%		50,851,900	50,673,124
06/30/2031	4.125%		56,694,000	56,494,685
05/15/2056	5.000%		159,193,000	160,934,173
Total				268,101,982
Total Foreign Government Obligations (Cost $463,165,496)				466,330,215

Residential Mortgage-Backed Securities - Agency 35.3%

Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%		37,506,163	34,564,496
07/01/2035- 11/01/2054	5.000%		7,519,767	7,437,106
04/01/2036- 05/01/2039	6.000%		60,693	63,188
06/01/2038- 11/01/2053	5.500%		8,086,535	8,171,528
03/01/2039- 10/01/2053	4.500%		53,508,369	51,720,138
07/01/2043- 01/01/2050	3.000%		20,664,843	18,481,387
08/01/2044- 12/01/2052	4.000%		51,197,279	48,051,972
03/01/2052- 04/01/2052	2.000%		36,192,293	29,036,432
CMO Series 360 Class 250
11/15/2047	2.500%		1,005,163	902,382
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	2.993%		117,183	9,581
Federal Home Loan Mortgage Corp.(g)
CMO Series 4093 Class IA
03/15/2042	4.000%		2,041,210	311,322
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,465,787	2,743,785
Federal National Mortgage Association
05/01/2033- 11/01/2053	5.000%	26,777,292	26,478,547
08/01/2033- 12/01/2052	3.500%	14,277,564	13,153,014
10/01/2033- 08/01/2052	3.000%	20,858,349	18,433,742
11/01/2038- 11/01/2040	6.000%	945,653	987,849
10/01/2040- 10/01/2052	2.000%	105,326,174	85,454,047
08/01/2043- 02/01/2053	4.000%	36,370,153	34,254,255
02/01/2046- 10/01/2054	4.500%	47,089,707	45,472,679
12/01/2051- 04/01/2052	2.500%	73,317,213	62,164,664
08/01/2053- 09/01/2053	5.500%	22,680,691	22,896,730
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,040,094	1,004,342
CMO Series 2018-54 Class KA
01/25/2047	3.500%	252,842	250,873
CMO Series 2018-86 Class JA
05/25/2047	4.000%	179,528	178,363
CMO Series 2018-94D Class KD
12/25/2048	3.500%	461,201	420,534
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,018,338	917,023
Federal National Mortgage Association(c),(g)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.958%	282,395	26,370
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	2.458%	16,141	125
Federal National Mortgage Association(g)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	86,701	7,026
Freddie Mac REMICS(c)
CMO Series 5473K Class BF
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 11/25/2054	4.928%	1,099,174	1,107,957
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	1,875,869	1,892,769
10/15/2039- 08/20/2048	4.500%	3,658,283	3,591,503
07/15/2040- 10/20/2052	4.000%	20,383,450	19,247,862
04/20/2046- 07/20/2049	3.500%	12,211,549	11,229,983
11/20/2046- 10/20/2049	3.000%	7,741,994	6,933,518
02/20/2054	5.500%	6,773,362	6,844,507
Government National Mortgage Association(o)
CMO Series 2006-26 Class
06/20/2036	0.000%	10,977	9,069
Government National Mortgage Association TBA(d)
07/20/2056	2.500%	39,450,000	33,677,355
07/20/2056	3.500%	23,100,000	20,742,244
07/20/2056	4.000%	42,875,000	39,848,798
07/20/2056	4.500%	9,450,000	9,075,305
07/20/2056	5.000%	20,100,000	19,814,626
07/20/2056	5.500%	14,500,000	14,571,253
Uniform Mortgage-Backed Security TBA(d)
07/13/2056- 08/13/2056	3.000%	16,750,000	14,587,991
07/13/2056	3.500%	112,325,000	101,899,836
07/13/2056	4.000%	96,875,000	90,532,484
07/13/2056	4.500%	63,525,000	60,850,002
07/13/2056	5.000%	24,525,000	24,095,856
07/13/2056	5.500%	6,650,000	6,671,248
08/13/2056	2.000%	8,825,000	7,043,411
08/13/2056	2.500%	150,000	125,273
Total Residential Mortgage-Backed Securities - Agency (Cost $1,028,299,621)			1,007,986,350

Residential Mortgage-Backed Securities - Non-Agency 9.7%

Angel Oak Mortgage Trust(b),(f)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	3,418,327	2,878,662
CMO Series 2026-1 Class A1
02/25/2071	4.747%	3,284,048	3,247,079
Angel Oak Mortgage Trust(b),(e)
CMO Series 2022-1 Class A1
12/25/2066	3.881%	5,838,792	5,467,406
CMO Series 2026-1 Class A2
02/25/2071	4.971%	1,233,864	1,218,149
BCAP LLC Trust(c)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	4.123%	3,577,887	3,360,831
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(b),(f)
CMO Series 2026-NQM1 Class A1
12/25/2065	4.830%	6,753,729	6,689,975
Chase Home Lending Mortgage Trust(b),(f)
CMO Series 2025-2 Class A4A
12/25/2055	5.500%	7,098,991	7,081,506
CIM Group(b),(f)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,635,504	4,266,003
CIM Trust(b),(f)
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,125,029	2,877,012
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	5,345,997	4,991,225
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	5,924,561	5,210,425
CIM Trust(b),(e)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	7,740,680	7,640,638
CIM TRUST(b),(e)
CMO Series 2026-R1 Class A1
12/25/2065	4.750%	5,761,638	5,614,570
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	726,085	625,424
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.128%	5,000,000	5,086,508
Countrywide Alternative Loan Trust(c)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	5.200%	1,520,603	1,419,282
Countrywide Alternative Loan Trust(f)
CMO Series 2006-HY12 Class A5
08/25/2036	4.074%	2,102,430	1,980,273
Credit Suisse Mortgage Capital Trust(b),(f)
CMO Series 2021-RP11 Class PT
10/25/2061	3.706%	7,994,012	6,585,417
Cross Mortgage Trust(b),(f)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	5,755,536	5,767,260
CMO Series 2025-H2 Class A1
03/25/2070	5.356%	2,817,022	2,816,914
Cross Mortgage Trust(b),(f),(p)
CMO Series 2026-NQM8 Class A1
07/25/2071	5.582%	6,400,000	6,399,947
The accompanying Notes to Financial Statements are an integral part of this statement.
14
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(b),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,546,081	3,385,662
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	8,345,698	7,568,847
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	338,416	261,596
CWABS Asset-Backed Certificates Trust(c)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	4.003%	819,276	805,088
FIGRE Trust(b),(f)
CMO Series 2025-HE7 Class A
11/25/2055	5.150%	6,083,018	6,016,932
CMO Series 2026-HE1 Class A
01/25/2056	4.982%	6,700,234	6,612,519
CMO Series 2026-HE4 Class B
05/25/2056	5.550%	5,871,768	5,832,805
First Horizon Alternative Mortgage Securities Trust(f)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.035%	623,605	465,104
CMO Series 2005-AA7 Class 2A1
09/25/2035	4.836%	415,389	368,672
CMO Series 2005-AA8 Class 2A1
10/25/2035	4.669%	1,234,949	645,861
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	746,184	249,194
GMAC Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.846%	1,089,612	421,221
GS Mortgage-Backed Securities Trust(b)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	2,212,118	2,169,097
GSR Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.051%	86,777	78,818
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.127%	7,234,430	5,950,146
IndyMac Index Mortgage Loan Trust(c)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	4.303%	2,987,119	1,181,323
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Trust(c)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.348%	835,686	830,470
JPMorgan Mortgage Trust Series(b),(f)
CMO Series 2025-CES1 Class A1
05/25/2055	5.666%	4,293,232	4,305,541
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.063%	3,291,081	2,277,104
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	4.243%	1,543,868	1,166,496
Merrill Lynch Mortgage-Backed Securities Trust(c)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	6.200%	423,258	363,737
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	4.023%	191,769	192,153
Morgan Stanley Residential Mortgage Loan Trust(b),(f)
CMO Series 2025-NQ10 Class A1
11/25/2070	5.119%	7,059,788	7,037,337
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%	3,807,517	3,756,603
Morgan Stanley Residential Mortgage Loan Trust(b),(e)
CMO Series 2026-NQM2 Class A2
01/26/2071	4.988%	2,747,789	2,708,552
MortgageIT Trust(c)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	4.323%	361,355	361,223
New Residential Mortgage Loan Trust(b),(e)
CMO Series 2022-NQM4 Class A1
06/25/2062	5.000%	12,635,645	12,575,376
New Residential Mortgage Loan Trust(b),(f)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	4,765,349	4,742,802
OBX Trust(b),(f)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,584,163	5,387,127
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
15

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Loan Trust(b),(f)
CMO Series 2025-CNF1 Class A8
10/25/2056	5.000%	6,760,419	6,680,578
CMO Series 2026-J2 Class A6
03/25/2057	5.000%	4,102,575	4,053,926
PRET LLC(b),(e)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	3,706,650	3,707,622
PRKCM Trust(b),(f)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	8,148,004	7,212,035
PRPM LLC(b),(e)
CMO Series 2025-RPL3 Class A1
04/25/2055	3.250%	5,911,538	5,703,777
CMO Series 2025-RPL4 Class A1
05/25/2055	3.000%	6,542,644	6,173,534
RALI Trust(f)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.024%	744,169	361,905
RCKT Mortgage Trust(b),(e)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	6,123,866	6,135,367
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	5,179,139	5,189,217
CMO Series 2025-CES6 Class A1B
06/25/2055	5.673%	5,043,388	5,053,294
Saluda Grade Alternative Mortgage Trust(b),(c)
CMO Series 2025-LOC4 Class A1A
30-day Average SOFR + 1.750% 06/25/2055	5.334%	6,284,937	6,321,990
Sequoia Mortgage Trust(b),(f)
CMO Series 2026-4 Class A5
03/25/2056	5.000%	6,856,682	6,772,334
SG Residential Mortgage Trust(b),(e)
CMO Series 2026-1 Class A2
01/25/2066	4.985%	4,988,246	4,918,428
Starwood Mortgage Residential Trust(b),(f)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,002,721	3,464,586
Structured Asset Mortgage Investments II Trust(c)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	4.203%	3,598,447	3,021,516
Verus Securitization Trust(b),(e)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	11,961,394	10,866,791
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(b),(e)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	5,251,804	5,256,173
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR10 Class A7
10/25/2033	5.650%	185,238	178,908
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.231%	172,733	170,175
CMO Series 2005-AR4 Class A5
04/25/2035	4.089%	209,634	197,809
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.996%	1,420,994	1,316,314
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.283%	1,164,586	1,103,781
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	4.680%	2,270,171	1,921,362
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.660%	1,604,068	1,440,975
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $283,353,739)			276,164,309

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
HDI Aerospace Intermediate Holding III Corp.(c),(q)
Term Loan
6-month Term SOFR + 3.250% 02/11/2032	6.924%	189,645	189,765
TransDigm, Inc.(c),(q)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.144%	790,034	790,129
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.144%	496,146	496,205
Total			1,476,099
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP(c),(i),(q)
Term Loan
1-month Term SOFR + 0.850% 09/11/2028	4.487%	2,810,347	2,754,140
The accompanying Notes to Financial Statements are an integral part of this statement.
16
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
First Eagle Holdings, Inc.(c),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 06/06/2032	3.500%	71,270	71,154
First Eagle Holdings, Inc.(c),(q)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.232%	415,351	414,678
Jane Street Group LLC(c),(q)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	5.666%	484,845	480,036
Total			965,868
Building Materials 0.0%
Michaels Cos, Inc. (The)(c),(q)
Tranche B Term Loan
3-month Term SOFR + 5.000% 03/07/2033	8.732%	797,045	792,263
Cable and Satellite 0.1%
Charter Communications Operating LLC(c),(q)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	5.942%	537,398	528,799
Gogo Intermediate Holdings LLC(c),(q)
Term Loan
1-month Term SOFR + 3.750% 04/28/2028	7.508%	253,857	233,523
Virgin Media Bristol LLC(c),(q)
Tranche Y Term Loan
6-month Term SOFR + 3.175% 03/31/2031	6.967%	582,567	514,681
Total			1,277,003
Chemicals 0.0%
Archroma Finance SARL(c),(q)
Tranche B Term Loan
6-month Term SOFR + 5.500% Floor 0.500% 06/30/2030	9.194%	110,677	99,782
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(c),(q)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	6.994%	259,753	258,706
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
BCPE Empire Holdings, Inc.(c),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/26/2030	6.894%	456,852	450,287
1-month Term SOFR + 3.500% 12/29/2032	7.144%	959,700	946,907
Cast & Crew LLC(c),(p),(q)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.413%	487,486	196,213
Delivery Hero SE(c),(q)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.643%	768,222	770,465
Ingenovis Health, Inc.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 5.250% 05/27/2032	8.906%	175,411	122,349
KUEHG Corp.(c),(q)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030	6.482%	161,153	154,954
Secretariat Advisors LLC(c),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% 02/27/2032	4.000%	21,823	21,345
Secretariat Advisors LLC(c),(q)
Term Loan
3-month Term SOFR + 4.000% 02/27/2032	7.732%	178,862	174,951
TripAdvisor, Inc.(c),(q)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.394%	278,376	265,618
Total			3,361,795
Consumer Products 0.0%
Lavender Dutch BorrowCo BV(c),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	380,903	376,617
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(c),(p),(q)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.414%	342,203	336,430
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
17

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CPI Buyer LLC(c),(q)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	7.692%	131,461	129,736
Pelican Products, Inc.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.244%	347,202	331,686
WEC US Holdings, Inc.(c),(q)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.620%	275,797	275,479
Total			1,073,331
Electric 0.0%
Alpha Generation LLC(c),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.394%	612,827	606,582
South Field Energy LLC(c),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	171,070	170,998
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	11,213	11,209
Talen Energy Supply LLC(c),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 12/15/2031	5.387%	277,412	275,828
Total			1,064,617
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(q)
Term Loan
3-month Term SOFR + 3.000% 10/24/2030	6.732%	202,292	199,763
Finance Companies 0.1%
Avolon Borrower 1 LLC(c),(q)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2028	5.389%	1,567,133	1,566,474
Neon Maple Purchaser, Inc.(c),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.144%	246,881	239,868
Total			1,806,342
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
Arterra Wines Canada, Inc.(c),(q)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 11/26/2027	7.494%	365,807	362,606
BCPE North Star US Holdco 2, Inc.(c),(q)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/12/2028	7.758%	386,816	387,864
C&S Wholesale Grocers LLC(c),(q)
Term Loan
3-month Term SOFR + 5.000% 09/23/2030	8.732%	638,199	611,873
Celsius, Inc.(c),(q)
Term Loan
3-month Term SOFR + 2.250% 04/01/2032	5.982%	287,328	288,764
Naked Juice LLC(c),(q)
Term Loan
3-month Term SOFR + 3.250% 01/24/2029	7.082%	443,887	294,493
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.232%	1,750,258	1,773,081
Primo Brands Corp.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.482%	160,189	160,862
United Natural Foods, Inc.(c),(q)
Term Loan
1-month Term SOFR + 4.000% 05/01/2031	7.644%	383,702	386,580
Total			4,266,123
Gaming 0.1%
Caesars Entertainment, Inc.(c),(q)
Tranche A Term Loan
1-month Term SOFR + 2.000% 01/31/2028	5.574%	119,618	118,222
DraftKings, Inc.(c),(p),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.374%	391,163	390,225
Flutter Entertainment PLC(c),(q)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.482%	418,621	414,330
The accompanying Notes to Financial Statements are an integral part of this statement.
18
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Canadian Gaming Corp.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 4.750% 11/01/2029	8.427%	461,599	454,098
Pioneer Opco LLC(c),(q)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/16/2033	6.894%	190,123	190,701
Voyager Parent LLC(c),(q)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.982%	550,702	550,542
Total			2,118,118
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(q)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.133%	174,750	155,622
Dermatology Intermediate Holdings III, Inc.(c),(q)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/02/2029	7.913%	653,476	634,107
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.232%	91,042	91,345
Heartland Dental LLC(c),(q)
Term Loan
1-month Term SOFR + 3.500% 08/25/2032	7.144%	495,126	495,220
Hologic, Inc.(c),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	291,516	285,018
Iqvia, Inc.(c),(q)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.482%	529,152	529,374
ModivCare Buyer LLC(c),(q)
Term Loan
3-month Term SOFR + 5.000% 12/29/2030	0.000%	812,409	681,067
QuidelOrtho Corp.(c),(q)
Tranche A Term Loan
1-month Term SOFR + 2.250% 08/21/2030	6.144%	574,178	556,953
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(c),(q)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.732%	120,709	120,805
TTF Lower Intermediate LLC(c),(q)
Term Loan
6-month Term SOFR + 3.750% 07/18/2031	7.376%	582,570	424,402
Total			3,973,913
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(i),(q)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.484%	980,641	965,932
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.484%	980,642	965,932
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.447%	1,979,146	1,934,615
Total			3,866,479
Home Construction 0.0%
Kelso Industries LLC(c),(i),(q)
Term Loan
3-month Term SOFR + 5.750% 12/31/2029	9.416%	349,549	340,810
Leisure 0.1%
City Football Group Ltd.(c),(q)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 07/18/2030	6.925%	502,779	500,265
EOC Borrower LLC(c),(q)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.394%	54,276	54,175
Showtime Acquisition LLC(c),(q)
Term Loan
3-month Term SOFR + 4.750% 08/18/2031	8.391%	376,545	372,546
TKO Worldwide Holdings LLC(c),(q)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.412%	356,992	355,653
Total			1,282,639
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
19

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(c),(q)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/03/2030	5.398%	1,703,854	1,706,274
Media and Entertainment 0.1%
ABG Intermediate Holdings 2 LLC(c),(q)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	5.894%	94,068	94,068
Discovery Global Holdings, Inc.(c),(q)
Term Loan
1-month Term SOFR + 2.500% 05/27/2033	6.144%	272,863	272,839
MH Sub I LLC/Micro Holding Corp.(c),(q)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.894%	308,683	299,679
1-month Term SOFR + 4.250% 12/31/2031	7.894%	144,587	124,924
Oak-Eagle Acquireco, Inc.(c),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		106,930	107,160
Plano Holdco, Inc.(c),(q)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.232%	103,688	80,876
Red Ventures LLC/New Imagitas, Inc.(c),(q)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	0.000%	341,184	314,957
Research Now Group LLC(c),(q)
Term Loan
3-month Term SOFR + 5.000% 07/16/2029	8.903%	81,079	76,498
StubHub Holdco Sub LLC(c),(q)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.394%	202,134	203,207
Total			1,574,208
Other Industry 0.0%
Bach Finance Ltd.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/09/2032	5.916%	218,475	217,632
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Potomac Energy Center LLC(c),(q)
Term Loan
3-month Term SOFR + 2.750% 08/05/2032	6.413%	169,512	169,300
Total			386,932
Packaging 0.0%
Clydesdale Acquisition Holdings, Inc.(c),(q)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.819%	223,901	219,551
Pharmaceuticals 0.0%
BioMarin Pharmaceutical, Inc.(c),(p),(q)
Tranche B Term Loan
6-month Term SOFR + 1.750% 04/27/2033		309,661	309,506
Jazz Pharmaceuticals, Inc.(c),(q)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	5.894%	330,393	331,080
Perrigo Company PLC(c),(p),(q)
Tranche B Term Loan
1-month Term SOFR + 2.000% 04/20/2029		319,664	318,331
Total			958,917
Restaurants 0.0%
1011778 BC ULC(c),(q)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.394%	335,377	334,680
Dave & Buster’s, Inc.(c),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	384,323	310,448
KFC Holding Co./Yum! Brands(c),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.502%	387,886	388,371
SPLAT Super HoldCo LLC(c),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 5.000% 07/02/2032	5.000%	10,189	9,481
SPLAT Super HoldCo LLC(c),(q)
Term Loan
1-month Term SOFR + 5.000% 07/02/2032	8.644%	237,795	221,268
Total			1,264,248
The accompanying Notes to Financial Statements are an integral part of this statement.
20
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.2%
Barracuda Parent LLC(c),(q)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.163%	196,280	132,572
Blackhawk Network Holdings, Inc.(c),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 03/12/2029	7.144%	496,247	493,458
Cloudera, Inc.(c),(q)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.494%	516,588	398,326
Darktrace Finco US LLC(c),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	328,173	298,473
DTI Holdco, Inc.(c),(q)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.644%	211,780	192,190
Genesys Cloud Services Holdings I LLC(c),(q)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.144%	117,027	111,874
McAfee Corp.(c),(q)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.644%	297,468	263,259
Peraton Corp.(c),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	379,553	341,598
Planview Parent, Inc.(c),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2027	7.232%	875,064	747,935
Priority Holdings LLC(c),(q)
Term Loan
1-month Term SOFR + 3.750% 07/30/2032	7.394%	473,104	464,588
Project Alpha Intermediate Holding, Inc.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/26/2030	6.982%	707,396	509,149
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Quartz AcquireCo LLC(c),(q)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% 06/28/2030	5.982%		394,992	329,028
Renaissance Holding Corp.(c),(q)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/08/2030	7.663%		804,789	634,922
Sophos Holdings SARL(c),(q)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.258%		982,574	909,500
Xerox Corp.(c),(q)
Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	7.627%		910,521	694,272
Total				6,521,144
Transportation Services 0.0%
Kenan Advantage Group, Inc. (The)(c),(q)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 01/25/2029	6.894%		252,002	252,211
Wireless 0.0%
ITG Communications LLC(c),(q)
Term Loan
1-month Term SOFR + 4.750% 07/09/2031	8.394%		330,010	324,235
Wirelines 0.0%
Zayo Group Holdings, Inc.(c),(q)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	6.758%		136,719	136,659
Total Senior Loans (Cost $45,535,661)				44,440,081

Treasury Bills(a) 0.3%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Treasury Bills
10/27/2026	23.040%	EGP	151,250,000	2,863,468
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
21

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Treasury Bills(a) (continued)
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.2%
Turkiye Government Bond
08/12/2026	36.100%	TRY	266,377,500	5,694,474
Total Treasury Bills (Cost $8,824,249)				8,557,942

U.S. Treasury Obligations 9.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
05/31/2033	4.250%		9,560,000	9,526,391
06/30/2033	4.250%		67,070,000	66,818,487
05/15/2036	4.375%		104,866,000	104,325,285
05/15/2046	5.000%		77,390,000	77,994,609
Total U.S. Treasury Obligations (Cost $257,420,322)				258,664,772

Money Market Funds 18.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(s),(t)	528,158,106	527,841,212
Total Money Market Funds (Cost $527,930,630)		527,841,212
Total Investments in Securities (Cost: $3,343,242,039)		3,312,667,423
Other Assets & Liabilities, Net		(459,648,539)
Net Assets		2,853,018,884
At June 30, 2026, securities and/or cash totaling $11,422,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
35,641,569 AUD	24,538,151 USD	Citi	09/11/2026	—	(106,141)
66,578,826 EUR	76,045,336 USD	Citi	09/11/2026	—	(258,769)
315,000 EUR	358,890 USD	JPMorgan	09/11/2026	—	(2,123)
127,411,825 GBP	168,092,358 USD	JPMorgan	09/11/2026	—	(911,570)
2,027,409 USD	1,774,596 EUR	JPMorgan	09/11/2026	6,404	—
1,420,149 USD	1,078,978 GBP	JPMorgan	09/11/2026	11,049	—
Total				17,453	(1,278,603)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	16	09/2026	USD	1,816,000	62,470	—
U.S. Treasury 2-Year Note	2,476	09/2026	USD	510,384,843	—	(371,676)
U.S. Treasury 5-Year Note	3,359	09/2026	USD	359,570,453	822,306	—
U.S. Treasury Ultra 10-Year Note	116	09/2026	USD	13,046,375	212,021	—
U.S. Treasury Ultra Bond	167	09/2026	USD	19,398,094	653,322	—
Total					1,750,119	(371,676)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(327)	09/2026	AUD	(35,910,323)	—	(350,557)
Australian 3-Year Bond	(111)	09/2026	AUD	(11,609,935)	—	(34,851)
Euro-Bobl	(218)	09/2026	EUR	(25,152,840)	—	(195,691)
Euro-Bund	(185)	09/2026	EUR	(23,557,900)	—	(348,877)
Euro-Buxl 30-Year	(30)	09/2026	EUR	(3,336,600)	—	(103,347)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	(136)	09/2026	EUR	(14,410,560)	—	(41,264)
Long Gilt	(55)	09/2026	GBP	(4,906,550)	—	(127,194)
Total					—	(1,201,781)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $865,481,166, which represents 30.34% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(d)	Represents a security purchased on a when-issued basis.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)	Zero coupon bond.
(k)	Perpetual security with no specified maturity date.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $3,777, which represents less than 0.01% of total net assets.

(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)	Represents a security purchased on a forward commitment basis.
(q)
The stated interest rate represents the weighted average interest rate at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)
At June 30, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 06/06/2032 3.500%	71,270
Secretariat Advisors LLC Delayed Draw Term Loan 02/27/2032 4.000%	21,823
SPLAT Super HoldCo LLC Delayed Draw Term Loan 07/02/2032 5.000%	10,189

(s)	The rate shown is the seven-day current annualized yield at June 30, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
23

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(t)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	305,870,075	2,059,236,751	(1,837,176,148)	(89,466)	527,841,212	(58,572)	9,431,555	528,158,106
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	225,838,224	—	225,838,224
Commercial Mortgage-Backed Securities - Agency	—	8,833,274	—	8,833,274
Commercial Mortgage-Backed Securities - Non-Agency	—	85,267,603	—	85,267,603
Common Stocks
Financials	—	—	903,786	903,786
Health Care	—	881,224	—	881,224
Total Common Stocks	—	881,224	903,786	1,785,010
Convertible Bonds	—	2,523,158	—	2,523,158
Corporate Bonds & Notes	—	398,431,496	3,777	398,435,273
Foreign Government Obligations	—	466,330,215	—	466,330,215
Residential Mortgage-Backed Securities - Agency	—	1,007,986,350	—	1,007,986,350
Residential Mortgage-Backed Securities - Non-Agency	—	276,164,309	—	276,164,309
Senior Loans	—	37,478,652	6,961,429	44,440,081
Treasury Bills	—	8,557,942	—	8,557,942
U.S. Treasury Obligations	—	258,664,772	—	258,664,772
Money Market Funds	527,841,212	—	—	527,841,212
Total Investments in Securities	527,841,212	2,776,957,219	7,868,992	3,312,667,423
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	17,453	—	17,453
Futures Contracts	1,750,119	—	—	1,750,119
Liability
Forward Foreign Currency Exchange Contracts	—	(1,278,603)	—	(1,278,603)
Futures Contracts	(1,573,457)	—	—	(1,573,457)
Total	528,017,874	2,775,696,069	7,868,992	3,311,582,935
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
25

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,815,311,409)	$2,784,826,211
Affiliated issuers (cost $527,930,630)	527,841,212
Cash	508,813
Foreign currency (cost $5,910)	5,910
Cash collateral held at broker for:
Forward foreign currency exchange contracts	650,000
TBA	352,000
Margin deposits on:
Futures contracts	10,420,000
Unrealized appreciation on forward foreign currency exchange contracts	17,453
Receivable for:
Investments sold	7,522,108
Investments sold on a delayed delivery basis	20,211,713
Capital shares sold	25,791
Dividends	1,545,783
Interest	17,730,784
Foreign tax reclaims	21,529
Variation margin for futures contracts	60,149
Prepaid expenses	2,193
Total assets	3,371,741,649
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,278,603
Cash collateral due to broker for:
TBA	3,801,876
Payable for:
Investments purchased	34,459,524
Investments purchased on a delayed delivery basis	477,120,293
Capital shares redeemed	483,264
Variation margin for futures contracts	1,152,644
Management services fees	37,686
Distribution and/or service fees	262
Service fees	1,713
Compensation of chief compliance officer	229
Compensation of board members	4,325
Other expenses	59,177
Deferred compensation of board members	323,169
Total liabilities	518,722,765
Net assets applicable to outstanding capital stock	$2,853,018,884
Represented by
Paid in capital	3,256,299,082
Total distributable earnings (loss)	(403,280,198)
Total - representing net assets applicable to outstanding capital stock	$2,853,018,884
Class 1
Net assets	$2,814,817,776
Shares outstanding	300,801,727
Net asset value per share	$9.36
Class 2
Net assets	$38,201,108
Shares outstanding	4,106,088
Net asset value per share	$9.30
The accompanying Notes to Financial Statements are an integral part of this statement.
26
CTIVP® – TCW Total Return Bond Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$9,431,555
Interest	56,261,604
Interfund lending	8,689
Foreign taxes withheld	(13,867)
Total income	65,687,981
Expenses:
Management services fees	6,856,483
Distribution and/or service fees
Class 2	44,282
Service fees	12,688
Custodian fees	26,789
Printing and postage fees	5,364
Accounting services fees	22,757
Legal fees	26,045
Interest on collateral	13,255
Compensation of chief compliance officer	227
Compensation of board members	20,677
Deferred compensation of board members	50,818
Other	20,873
Total expenses	7,100,258
Net investment income	58,587,723
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,266,796)
Investments — affiliated issuers	(58,572)
Foreign currency translations	(47,216)
Forward foreign currency exchange contracts	3,652,597
Futures contracts	(13,752,255)
Net realized loss	(34,472,242)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,240,335)
Investments — affiliated issuers	(89,466)
Foreign currency translations	(57,087)
Forward foreign currency exchange contracts	(783,532)
Futures contracts	(32,055)
Net change in unrealized appreciation (depreciation)	(9,202,475)
Net realized and unrealized loss	(43,674,717)
Net increase in net assets resulting from operations	$14,913,006
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
27

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$58,587,723	$118,867,081
Net realized gain (loss)	(34,472,242)	1,225,505
Net change in unrealized appreciation (depreciation)	(9,202,475)	91,508,527
Net increase in net assets resulting from operations	14,913,006	211,601,113
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(135,088,851)
Class 2	—	(1,291,886)
Total distributions to shareholders	—	(136,380,737)
Decrease in net assets from capital stock activity	(82,084,219)	(64,262,750)
Total increase (decrease) in net assets	(67,171,213)	10,957,626
Net assets at beginning of period	2,920,190,097	2,909,232,471
Net assets at end of period	$2,853,018,884	$2,920,190,097

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,014,936	9,469,466	1,308,707	12,131,478
Distributions reinvested	—	—	15,026,568	135,088,851
Shares redeemed	(10,364,140)	(96,812,323)	(23,471,065)	(217,815,927)
Net decrease	(9,349,204)	(87,342,857)	(7,135,790)	(70,595,598)
Class 2
Shares sold	694,562	6,458,714	841,332	7,751,856
Distributions reinvested	—	—	144,184	1,291,886
Shares redeemed	(129,212)	(1,200,076)	(293,999)	(2,710,894)
Net increase	565,350	5,258,638	691,517	6,332,848
Total net decrease	(8,783,854)	(82,084,219)	(6,444,273)	(64,262,750)
The accompanying Notes to Financial Statements are an integral part of this statement.
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CTIVP® – TCW Total Return Bond Fund  | 2026
29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$9.31	0.19	(0.14)	0.05	—	—	—
Year Ended 12/31/2025	$9.09	0.38	0.29	0.67	(0.45)	—	(0.45)
Year Ended 12/31/2024	$9.41	0.41	(0.34)	0.07	(0.39)	—	(0.39)
Year Ended 12/31/2023	$9.11	0.38	0.15	0.53	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.74	0.22	(1.74)	(1.52)	(0.11)	—	(0.11)
Year Ended 12/31/2021	$11.52	0.11	(0.24)	(0.13)	(0.15)	(0.50)	(0.65)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$9.27	0.18	(0.15)	0.03	—	—	—
Year Ended 12/31/2025	$9.05	0.35	0.30	0.65	(0.43)	—	(0.43)
Year Ended 12/31/2024	$9.37	0.38	(0.33)	0.05	(0.37)	—	(0.37)
Year Ended 12/31/2023	$9.08	0.36	0.14	0.50	(0.21)	—	(0.21)
Year Ended 12/31/2022	$10.69	0.20	(1.72)	(1.52)	(0.09)	—	(0.09)
Year Ended 12/31/2021	$11.47	0.08	(0.23)	(0.15)	(0.13)	(0.50)	(0.63)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
30
CTIVP® – TCW Total Return Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$9.36	0.54%	0.49% (c)	0.49% (c)	4.10%	204%	$2,814,818
Year Ended 12/31/2025	$9.31	7.54%	0.49% (c)	0.49% (c)	4.11%	396%	$2,887,378
Year Ended 12/31/2024	$9.09	0.75%	0.49% (c)	0.49% (c)	4.39%	403%	$2,883,452
Year Ended 12/31/2023	$9.41	5.91%	0.49% (c)	0.49% (c)	4.16%	373%	$3,073,587
Year Ended 12/31/2022	$9.11	(14.19% )	0.49% (c)	0.49% (c)	2.32%	399%	$3,174,476
Year Ended 12/31/2021	$10.74	(1.14% )	0.48% (c)	0.48% (c)	1.01%	457%	$3,684,151
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$9.30	0.32%	0.74% (c)	0.74% (c)	3.86%	204%	$38,201
Year Ended 12/31/2025	$9.27	7.31%	0.75% (c)	0.75% (c)	3.85%	396%	$32,813
Year Ended 12/31/2024	$9.05	0.51%	0.74% (c)	0.74% (c)	4.14%	403%	$25,780
Year Ended 12/31/2023	$9.37	5.54%	0.74% (c)	0.74% (c)	3.93%	373%	$22,096
Year Ended 12/31/2022	$9.08	(14.31% )	0.74% (c)	0.74% (c)	2.11%	399%	$18,096
Year Ended 12/31/2021	$10.69	(1.41% )	0.73% (c)	0.73% (c)	0.76%	457%	$19,435
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Total Return Bond Fund  | 2026
31

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
CTIVP® – TCW Total Return Bond Fund (formerly known as CTIVP® – TCW Core Plus Bond Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2026, CTIVP® – TCW Core Plus Bond Fund was renamed CTIVP® – TCW Total Return Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
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33

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary
CTIVP® – TCW Total Return Bond Fund  | 2026
35

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	17,453
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,750,119 *
Total		1,767,572

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,278,603
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,573,457 *
Total		2,852,060

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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CTIVP® – TCW Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	3,652,597	—	3,652,597
Interest rate risk	—	(13,752,255)	(13,752,255)
Total	3,652,597	(13,752,255)	(10,099,658)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(783,532)	—	(783,532)
Interest rate risk	—	(32,055)	(32,055)
Total	(783,532)	(32,055)	(815,587)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	848,601,838
Futures contracts — short	95,730,692

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	532,717	(2,142,971)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
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37

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the
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CTIVP® – TCW Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Citi	JPMorgan	Total
Assets
Forward foreign currency exchange contracts	$-	17,453	17,453
Liabilities
Forward foreign currency exchange contracts	364,910	913,693	1,278,603
Total financial and derivative net assets	(364,910)	(896,240)	(1,261,150)
Total collateral received (pledged) (a)	-	(650,000)	(650,000)
Net amount (b)	$(364,910)	(246,240)	(611,150)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
CTIVP® – TCW Total Return Bond Fund  | 2026
39

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
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CTIVP® – TCW Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.00% of the Fund’s average daily net assets.
CTIVP® – TCW Total Return Bond Fund  | 2026
41

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.52	0.54
Class 2	0.77	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,343,242,000	23,212,000	(54,871,000)	(31,659,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
42
CTIVP® – TCW Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(301,533,217)	(207,116,966)	(508,650,183)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,692,570,366 and $5,759,251,312, respectively, for the six months ended June 30, 2026, of which $5,014,391,600 and $5,307,745,122, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	9,700,000	4.27	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment
CTIVP® – TCW Total Return Bond Fund  | 2026
43

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending
44
CTIVP® – TCW Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
CTIVP® – TCW Total Return Bond Fund  | 2026
45

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - TCW Total Return Bond Fund (formerly known as CTIVP® - TCW Core Plus Bond Fund) (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
46
CTIVP® – TCW Total Return Bond Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – TCW Total Return Bond Fund  | 2026
47

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability
48
CTIVP® – TCW Total Return Bond Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – TCW Total Return Bond Fund  | 2026
49

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CTIVP® – TCW Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7037_(08/26)

CTIVP® – CenterSquare Real Estate Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – CenterSquare Real Estate Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Real Estate 99.1%
Data Center REITs 13.0%
Digital Realty Trust, Inc.	40,560	7,283,765
Equinix, Inc.	12,040	12,550,375
Total		19,834,140
Diversified REITs 0.5%
Broadstone Net Lease, Inc.	37,430	773,678
Health Care REITs 21.1%
Alexandria Real Estate Equities, Inc.	28,100	1,485,085
American Healthcare REIT, Inc.	51,200	2,670,080
CareTrust REIT, Inc.	18,930	763,825
Diversified Healthcare Trust	68,963	641,356
Janus Living, Inc., Class A1	25,735	739,624
LTC Properties, Inc.	21,330	820,138
Omega Healthcare Investors, Inc.	9,420	449,146
Sabra Health Care REIT, Inc.	80,990	1,580,115
Ventas, Inc.	83,970	7,456,536
Welltower, Inc.	68,060	15,447,578
Total		32,053,483
Hotel & Resort REITs 2.9%
DiamondRock Hospitality Co.	88,470	1,077,565
Host Hotels & Resorts, Inc.	88,250	2,092,407
Ryman Hospitality Properties, Inc.	10,150	1,304,783
Total		4,474,755
Industrial REITs 12.4%
Americold Realty Trust, Inc.	45,340	712,745
First Industrial Realty Trust, Inc.	77,810	4,770,531
Lineage, Inc.	9,672	418,314
LXP Industrial Trust	28,910	1,557,671
Prologis, Inc.	70,990	9,617,015
Rexford Industrial Realty, Inc.	34,970	1,171,495
STAG Industrial, Inc.	15,210	578,893
Total		18,826,664
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Family Residential REITs 8.3%
Camden Property Trust	33,920	3,883,501
Equity Residential	21,320	1,448,268
Essex Property Trust, Inc.	2,900	845,611
Independence Realty Trust, Inc.	51,220	854,862
Mid-America Apartment Communities, Inc.	9,350	1,299,089
UDR, Inc.	105,870	4,226,330
Total		12,557,661
Office REITs 3.4%
Cousins Properties, Inc.	56,330	1,688,773
Empire State Realty Trust, Inc., Class A	78,330	423,765
Kilroy Realty Corp.	15,269	572,129
Piedmont Realty Trust, Inc.(a)	35,390	323,819
SL Green Realty Corp.	16,498	854,102
Vornado Realty Trust	33,910	1,332,663
Total		5,195,251
Other Specialized REITs 5.8%
Iron Mountain, Inc.	36,400	4,597,684
Lamar Advertising Co., Class A	8,450	1,318,031
VICI Properties, Inc.	111,610	2,963,246
Total		8,878,961
Retail REITs 18.4%
Agree Realty Corp.	46,540	3,524,940
Brixmor Property Group, Inc.	138,880	4,378,886
Kimco Realty Corp.	154,260	3,910,491
Kite Realty Group Trust	110,980	3,149,612
Macerich Co. (The)	105,300	2,652,507
NetSTREIT Corp.	43,340	915,774
Realty Income Corp.	66,640	4,129,014
Simon Property Group, Inc.	24,070	5,383,256
Total		28,044,480
Self Storage REITs 6.9%
CubeSmart	7,300	290,321
Extra Space Storage, Inc.	31,170	4,529,001
Public Storage	15,340	4,882,875
SmartStop Self Storage REIT, Inc.	23,060	749,450
Total		10,451,647
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 5.4%
American Homes 4 Rent, Class A	48,630	1,630,078
Equity LifeStyle Properties, Inc.	40,660	2,620,537
Invitation Homes, Inc.	106,860	3,228,240
Sun Communities, Inc.	6,400	767,424
Total		8,246,279
Telecom Tower REITs 1.0%
American Tower Corp.	5,040	824,393
Crown Castle, Inc.	8,840	669,453
Total		1,493,846
Total Real Estate		150,830,845
Total Common Stocks (Cost: $120,485,221)		150,830,845

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	691,200	690,786
Total Money Market Funds (Cost: $690,861)		690,786
Total Investments in Securities (Cost $121,176,082)		151,521,631
Other Assets & Liabilities, Net		609,627
Net Assets		$152,131,258
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	1,118,616	9,897,812	(10,325,560)	(82)	690,786	(196)	12,876	691,200
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – CenterSquare Real Estate Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	150,830,845	—	—	150,830,845
Total Common Stocks	150,830,845	—	—	150,830,845
Money Market Funds	690,786	—	—	690,786
Total Investments in Securities	151,521,631	—	—	151,521,631
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2026
5

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $120,485,221)	$150,830,845
Affiliated issuers (cost $690,861)	690,786
Cash	2
Receivable for:
Investments sold	1,381,668
Capital shares sold	3,270
Dividends	564,436
Prepaid expenses	614
Total assets	153,471,621
Liabilities
Payable for:
Investments purchased	1,152,280
Capital shares redeemed	46,813
Management services fees	3,185
Distribution and/or service fees	205
Service fees	1,526
Compensation of chief compliance officer	12
Compensation of board members	1,283
Other expenses	27,137
Deferred compensation of board members	107,922
Total liabilities	1,340,363
Net assets applicable to outstanding capital stock	$152,131,258
Represented by
Paid in capital	109,044,287
Total distributable earnings (loss)	43,086,971
Total - representing net assets applicable to outstanding capital stock	$152,131,258
Class 1
Net assets	$122,691,853
Shares outstanding	16,129,602
Net asset value per share	$7.61
Class 2
Net assets	$29,439,405
Shares outstanding	3,918,917
Net asset value per share	$7.51
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – CenterSquare Real Estate Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,799,726
Dividends — affiliated issuers	12,876
Total income	2,812,602
Expenses:
Management services fees	555,397
Distribution and/or service fees
Class 2	34,048
Service fees	9,304
Custodian fees	3,763
Printing and postage fees	5,983
Accounting services fees	16,239
Legal fees	8,200
Interest on interfund lending	642
Compensation of chief compliance officer	11
Compensation of board members	6,326
Deferred compensation of board members	17,046
Other	3,963
Total expenses	660,922
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(7,634)
Total net expenses	653,288
Net investment income	2,159,314
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,325,534
Investments — affiliated issuers	(196)
Net realized gain	8,325,338
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,271,154
Investments — affiliated issuers	(82)
Net change in unrealized appreciation (depreciation)	15,271,072
Net realized and unrealized gain	23,596,410
Net increase in net assets resulting from operations	$25,755,724
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$2,159,314	$3,245,933
Net realized gain	8,325,338	1,131,342
Net change in unrealized appreciation (depreciation)	15,271,072	(1,122,610)
Net increase in net assets resulting from operations	25,755,724	3,254,665
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(9,375,618)
Class 2	—	(2,048,858)
Total distributions to shareholders	—	(11,424,476)
Increase (decrease) in net assets from capital stock activity	(17,303,406)	8,067,783
Total increase (decrease) in net assets	8,452,318	(102,028)
Net assets at beginning of period	143,678,940	143,780,968
Net assets at end of period	$152,131,258	$143,678,940

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	44,896	303,920	194,554	1,291,952
Distributions reinvested	—	—	1,488,193	9,375,618
Shares redeemed	(2,353,058)	(16,978,646)	(431,772)	(2,921,309)
Net increase (decrease)	(2,308,162)	(16,674,726)	1,250,975	7,746,261
Class 2
Shares sold	173,315	1,196,427	257,660	1,715,234
Distributions reinvested	—	—	328,343	2,048,858
Shares redeemed	(263,620)	(1,825,107)	(527,073)	(3,442,570)
Net increase (decrease)	(90,305)	(628,680)	58,930	321,522
Total net increase (decrease)	(2,398,467)	(17,303,406)	1,309,905	8,067,783
The accompanying Notes to Financial Statements are an integral part of this statement.
8
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CTIVP® – CenterSquare Real Estate Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$6.41	0.10	1.10	1.20	—	—	—
Year Ended 12/31/2025	$6.82	0.15	(0.01)(d)	0.14	(0.20)	(0.35)	(0.55)
Year Ended 12/31/2024	$6.34	0.14	0.51	0.65	(0.17)	—	(0.17)
Year Ended 12/31/2023	$6.10	0.16	0.65	0.81	(0.13)	(0.44)	(0.57)
Year Ended 12/31/2022	$10.08	0.14	(2.32)	(2.18)	(0.14)	(1.66)	(1.80)
Year Ended 12/31/2021	$7.94	0.11	3.07	3.18	(0.13)	(0.91)	(1.04)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$6.34	0.10	1.07	1.17	—	—	—
Year Ended 12/31/2025	$6.74	0.13	0.00	0.13	(0.18)	(0.35)	(0.53)
Year Ended 12/31/2024	$6.28	0.13	0.48	0.61	(0.15)	—	(0.15)
Year Ended 12/31/2023	$6.04	0.14	0.65	0.79	(0.11)	(0.44)	(0.55)
Year Ended 12/31/2022	$10.00	0.12	(2.30)	(2.18)	(0.12)	(1.66)	(1.78)
Year Ended 12/31/2021	$7.88	0.09	3.05	3.14	(0.11)	(0.91)	(1.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – CenterSquare Real Estate Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$7.61	18.72%	0.85% (c)	0.84% (c)	2.95%	21%	$122,692
Year Ended 12/31/2025	$6.41	2.19%	0.84%	0.84%	2.31%	32%	$118,254
Year Ended 12/31/2024	$6.82	10.34%	0.82% (c)	0.82% (c)	2.19%	34%	$117,137
Year Ended 12/31/2023	$6.34	13.76%	0.81%	0.81%	2.69%	44%	$169,900
Year Ended 12/31/2022	$6.10	(24.12% )	0.80% (c)	0.80% (c)	1.83%	49%	$158,574
Year Ended 12/31/2021	$10.08	41.44%	0.80% (c)	0.80% (c)	1.24%	57%	$229,250
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$7.51	18.45%	1.10% (c)	1.09% (c)	2.77%	21%	$29,439
Year Ended 12/31/2025	$6.34	2.11%	1.09%	1.09%	2.05%	32%	$25,425
Year Ended 12/31/2024	$6.74	9.86%	1.07% (c)	1.07% (c)	2.04%	34%	$26,644
Year Ended 12/31/2023	$6.28	13.56%	1.06%	1.06%	2.42%	44%	$26,283
Year Ended 12/31/2022	$6.04	(24.33% )	1.05% (c)	1.05% (c)	1.60%	49%	$26,266
Year Ended 12/31/2021	$10.00	41.20%	1.05% (c)	1.05% (c)	1.03%	57%	$35,012
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
CTIVP® – CenterSquare Real Estate Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
12
CTIVP® – CenterSquare Real Estate Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
CTIVP® – CenterSquare Real Estate Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.75% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with CenterSquare Investment Management LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
14
CTIVP® – CenterSquare Real Estate Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.85	0.87
Class 2	1.10	1.12
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
CTIVP® – CenterSquare Real Estate Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
121,176,000	32,888,000	(2,542,000)	30,346,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $31,227,012 and $46,604,626, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $381 for the six months ended June 30, 2026.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,100,000	4.20	5
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
16
CTIVP® – CenterSquare Real Estate Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
CTIVP® – CenterSquare Real Estate Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – CenterSquare Real Estate Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – CenterSquare Real Estate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and CenterSquare Investment Management LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
CTIVP® – CenterSquare Real Estate Fund  | 2026
19

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
20
CTIVP® – CenterSquare Real Estate Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including
CTIVP® – CenterSquare Real Estate Fund  | 2026
21

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
22
CTIVP® – CenterSquare Real Estate Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – CenterSquare Real Estate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7030_(08/26)

CTIVP® – T. Rowe Price Large Cap Value Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 2.4%
Entertainment 0.8%
Walt Disney Co. (The)	187,792	18,074,980
Interactive Media & Services 0.4%
Meta Platforms, Inc., Class A	15,063	8,484,837
Media 0.2%
News Corp., Class A	138,314	3,434,337
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	122,871	20,609,153
Total Communication Services		50,603,307
Consumer Discretionary 9.2%
Broadline Retail 6.4%
Amazon.com, Inc.(a)	568,904	135,592,579
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp.	217,407	10,042,029
Specialty Retail 2.3%
Home Depot, Inc. (The)	100,269	35,362,871
Ulta Beauty, Inc.(a)	30,859	13,916,792
Total		49,279,663
Total Consumer Discretionary		194,914,271
Consumer Staples 6.4%
Beverages 0.4%
Coca-Cola Co. (The)	105,338	8,560,819
Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.	65,087	7,371,754
Household Products 4.4%
Colgate-Palmolive Co.	503,810	46,189,301
Procter & Gamble Co. (The)	313,383	45,954,483
Total		92,143,784
Tobacco 1.2%
Philip Morris International, Inc.	143,717	25,999,842
Total Consumer Staples		134,076,199
Energy 7.1%
Energy Equipment & Services 0.9%
SLB Ltd.	401,445	18,663,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.2%
ConocoPhillips Co.	494,287	51,386,076
EOG Resources, Inc.	97,552	12,655,421
Expand Energy Corp.	121,410	11,071,378
Exxon Mobil Corp.	209,250	28,608,660
TotalEnergies SE	328,555	25,548,437
Williams Companies, Inc. (The)	24,943	1,854,263
Total		131,124,235
Total Energy		149,787,413
Financials 17.9%
Banks 7.6%
Bank of America Corp.	853,133	48,611,518
Citigroup, Inc.	241,555	33,808,038
Huntington Bancshares, Inc.	1,257,178	22,289,766
U.S. Bancorp	687,261	41,510,564
Wells Fargo & Co.	182,631	15,092,626
Total		161,312,512
Capital Markets 2.4%
Charles Schwab Corp. (The)	547,981	50,562,207
Financial Services 1.6%
Equitable Holdings, Inc.	298,068	13,079,224
Visa, Inc., Class A	57,231	19,635,384
Total		32,714,608
Insurance 6.3%
Allstate Corp. (The)	95,995	22,841,050
American International Group, Inc.	202,323	15,079,133
Chubb Ltd.	150,287	51,208,793
Hartford Insurance Group, Inc. (The)	67,783	8,982,603
MetLife, Inc.	411,758	34,838,844
Total		132,950,423
Total Financials		377,539,750
Health Care 14.2%
Biotechnology 1.5%
Gilead Sciences, Inc.	241,219	30,475,609
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.1%
Becton Dickinson & Co.	90,144	13,641,492
Zimmer Biomet Holdings, Inc.	119,891	10,321,416
Total		23,962,908
Health Care Providers & Services 4.9%
CVS Health Corp.	352,624	36,478,953
Elevance Health, Inc.	102,469	39,627,836
UnitedHealth Group, Inc.	64,486	26,802,316
Total		102,909,105
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	32,699	16,393,971
Waters Corp.(a)	47,457	17,798,273
Total		34,192,244
Pharmaceuticals 5.1%
AstraZeneca PLC	86,166	16,338,797
Bristol-Myers Squibb Co.	223,363	12,870,176
Johnson & Johnson	127,140	32,289,746
Merck & Co., Inc.	213,052	27,377,182
Viatris, Inc.	1,201,922	19,086,521
Total		107,962,422
Total Health Care		299,502,288
Industrials 11.7%
Aerospace & Defense 2.9%
Boeing Co. (The)(a)	84,422	18,274,830
General Electric Co.	55,220	20,637,370
L3Harris Technologies, Inc.	72,179	20,974,496
Total		59,886,696
Electrical Equipment 0.6%
Rockwell Automation, Inc.	24,282	12,021,532
Ground Transportation 2.7%
CSX Corp.	1,192,390	56,674,297
Industrial Conglomerates 0.5%
Siemens AG, ADR	69,609	11,182,338
Machinery 5.0%
AGCO Corp.	163,614	19,584,597
Fortive Corp.	516,863	31,575,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a)	119,203	20,504,108
Stanley Black & Decker, Inc.	367,403	34,579,970
Total		106,243,836
Total Industrials		246,008,699
Information Technology 20.1%
Communications Equipment 1.8%
Cisco Systems, Inc.	317,620	37,307,645
Electronic Equipment, Instruments & Components 2.3%
Keysight Technologies, Inc.(a)	36,407	12,744,999
TE Connectivity PLC	70,784	14,270,762
Teledyne Technologies, Inc.(a)	32,536	21,698,258
Total		48,714,019
Semiconductors & Semiconductor Equipment 6.2%
Advanced Micro Devices, Inc.(a)	32,263	18,741,900
Applied Materials, Inc.	24,696	17,855,208
Intel Corp.(a)	316,343	44,170,973
QUALCOMM, Inc.	139,180	25,719,072
Skyworks Solutions, Inc.	126,000	8,542,800
Texas Instruments, Inc.	56,873	16,952,135
Total		131,982,088
Software 4.4%
Microsoft Corp.	234,646	87,527,651
Salesforce, Inc.	37,896	5,936,787
Total		93,464,438
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	391,871	113,391,793
Total Information Technology		424,859,983
Materials 4.2%
Chemicals 3.2%
CF Industries Holdings, Inc.	180,323	19,521,768
Linde PLC	59,107	30,672,986
RPM International, Inc.	149,991	16,671,500
Total		66,866,254
Containers & Packaging 1.0%
International Paper Co.	575,839	21,939,466
Total Materials		88,805,720
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Industrial REITs 0.9%
Rexford Industrial Realty, Inc.	576,834	19,323,939
Residential REITs 1.5%
AvalonBay Communities, Inc.	168,345	31,765,018
Total Real Estate		51,088,957
Utilities 4.3%
Electric Utilities 2.2%
Alliant Energy Corp.	160,024	12,208,231
Southern Co. (The)	358,303	34,293,180
Total		46,501,411
Multi-Utilities 2.1%
Ameren Corp.	243,073	27,476,972
Sempra	187,929	17,422,898
Total		44,899,870
Total Utilities		91,401,281
Total Common Stocks (Cost $1,801,434,355)		2,108,587,868

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	6,897,504	6,893,365
Total Money Market Funds (Cost $6,894,055)		6,893,365
Total Investments in Securities (Cost: $1,808,328,410)		2,115,481,233
Other Assets & Liabilities, Net		(4,253,576)
Net Assets		2,111,227,657
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	8,372,744	196,825,879	(198,304,568)	(690)	6,893,365	(4,748)	218,892	6,897,504
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	50,603,307	—	—	50,603,307
Consumer Discretionary	194,914,271	—	—	194,914,271
Consumer Staples	134,076,199	—	—	134,076,199
Energy	149,787,413	—	—	149,787,413
Financials	377,539,750	—	—	377,539,750
Health Care	299,502,288	—	—	299,502,288
Industrials	234,826,361	11,182,338	—	246,008,699
Information Technology	424,859,983	—	—	424,859,983
Materials	88,805,720	—	—	88,805,720
Real Estate	51,088,957	—	—	51,088,957
Utilities	91,401,281	—	—	91,401,281
Total Common Stocks	2,097,405,530	11,182,338	—	2,108,587,868
Money Market Funds	6,893,365	—	—	6,893,365
Total Investments in Securities	2,104,298,895	11,182,338	—	2,115,481,233
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,801,434,355)	$2,108,587,868
Affiliated issuers (cost $6,894,055)	6,893,365
Receivable for:
Investments sold	5,632,103
Capital shares sold	575
Dividends	2,617,659
Foreign tax reclaims	60,906
Prepaid expenses	1,339
Total assets	2,123,793,815
Liabilities
Payable for:
Investments purchased	8,708,116
Capital shares redeemed	3,503,524
Management services fees	39,036
Distribution and/or service fees	431
Service fees	2,932
Compensation of chief compliance officer	160
Compensation of board members	3,363
Other expenses	40,475
Deferred compensation of board members	268,121
Total liabilities	12,566,158
Net assets applicable to outstanding capital stock	$2,111,227,657
Represented by
Trust capital	$2,111,227,657
Total - representing net assets applicable to outstanding capital stock	$2,111,227,657
Class 1
Net assets	$2,048,352,793
Shares outstanding	39,027,563
Net asset value per share	$52.48
Class 2
Net assets	$62,874,864
Shares outstanding	1,247,256
Net asset value per share	$50.41
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$20,091,978
Dividends — affiliated issuers	218,892
Foreign taxes withheld	(323,556)
Total income	19,987,314
Expenses:
Management services fees	6,957,383
Distribution and/or service fees
Class 2	72,267
Service fees	19,236
Custodian fees	7,728
Printing and postage fees	5,691
Accounting services fees	16,239
Legal fees	20,642
Interest on interfund lending	69
Compensation of chief compliance officer	163
Compensation of board members	16,324
Deferred compensation of board members	42,564
Other	30,887
Total expenses	7,189,193
Net investment income	12,798,121
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	343,406,713
Investments — affiliated issuers	(4,748)
Foreign currency translations	3,903
Net realized gain	343,405,868
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,919,366
Investments — affiliated issuers	(690)
Net change in unrealized appreciation (depreciation)	5,918,676
Net realized and unrealized gain	349,324,544
Net increase in net assets resulting from operations	$362,122,665
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$12,798,121	$31,702,648
Net realized gain	343,405,868	129,345,854
Net change in unrealized appreciation (depreciation)	5,918,676	81,835,040
Net increase in net assets resulting from operations	362,122,665	242,883,542
Decrease in net assets from capital stock activity	(323,753,198)	(177,197,667)
Total increase in net assets	38,369,467	65,685,875
Net assets at beginning of period	2,072,858,190	2,007,172,315
Net assets at end of period	$2,111,227,657	$2,072,858,190

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	26,755	1,261,036	268,455	10,806,285
Shares redeemed	(6,699,651)	(322,805,493)	(4,349,872)	(185,064,224)
Net decrease	(6,672,896)	(321,544,457)	(4,081,417)	(174,257,939)
Class 2
Shares sold	50,797	2,386,542	116,720	4,596,766
Shares redeemed	(99,743)	(4,595,283)	(192,322)	(7,536,494)
Net decrease	(48,946)	(2,208,741)	(75,602)	(2,939,728)
Total net decrease	(6,721,842)	(323,753,198)	(4,157,019)	(177,197,667)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$44.15	0.30	8.03	8.33
Year Ended 12/31/2025	$39.28	0.64	4.23	4.87
Year Ended 12/31/2024	$35.09	0.64	3.55	4.19
Year Ended 12/31/2023	$32.02	0.68	2.39	3.07
Year Ended 12/31/2022	$33.69	0.54	(2.21)	(1.67)
Year Ended 12/31/2021	$26.89	0.44	6.36	6.80
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$42.46	0.23	7.72	7.95
Year Ended 12/31/2025	$37.87	0.52	4.07	4.59
Year Ended 12/31/2024	$33.91	0.53	3.43	3.96
Year Ended 12/31/2023	$31.03	0.58	2.30	2.88
Year Ended 12/31/2022	$32.72	0.46	(2.15)	(1.69)
Year Ended 12/31/2021	$26.19	0.35	6.18	6.53

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$52.48	18.87%	0.69% (c)	0.69% (c)	1.24%	30%	$2,048,353
Year Ended 12/31/2025	$44.15	12.40%	0.69%	0.69%	1.56%	43%	$2,017,820
Year Ended 12/31/2024	$39.28	11.94%	0.70% (c)	0.70% (c)	1.66%	41%	$1,955,229
Year Ended 12/31/2023	$35.09	9.59%	0.70%	0.70%	2.10%	30%	$1,715,688
Year Ended 12/31/2022	$32.02	(4.96% )	0.69%	0.69%	1.69%	30%	$1,781,787
Year Ended 12/31/2021	$33.69	25.29%	0.68%	0.68%	1.40%	32%	$2,241,102
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$50.41	18.73%	0.94% (c)	0.94% (c)	1.01%	30%	$62,875
Year Ended 12/31/2025	$42.46	12.12%	0.94%	0.94%	1.31%	43%	$55,038
Year Ended 12/31/2024	$37.87	11.68%	0.95% (c)	0.95% (c)	1.41%	41%	$51,943
Year Ended 12/31/2023	$33.91	9.28%	0.95%	0.95%	1.86%	30%	$48,750
Year Ended 12/31/2022	$31.03	(5.17% )	0.94%	0.94%	1.48%	30%	$47,191
Year Ended 12/31/2021	$32.72	24.93%	0.93%	0.93%	1.14%	32%	$42,318
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible
14
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.67% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.71	0.71	0.71
Class 2	0.96	0.96	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $626,139,398 and $930,664,713, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $2,568 for the six months ended June 30, 2026.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
16
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	800,000	4.16	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and T. Rowe Price Associates, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
19

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
20
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting improved performance over more recent periods.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate and the Subadviser’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026
21

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
22
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – T. Rowe Price Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7036_(08/26)

CTIVP® – Principal Large Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Principal Large Cap Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 15.4%
Entertainment 2.8%
Live Nation Entertainment, Inc.(a)	40,862	7,482,241
Netflix, Inc.(a)	623,068	44,487,055
Total		51,969,296
Interactive Media & Services 12.6%
Alphabet, Inc., Class A	216,373	77,325,219
Alphabet, Inc., Class C	240,994	85,150,410
Meta Platforms, Inc., Class A	132,958	74,893,912
Total		237,369,541
Total Communication Services		289,338,837
Consumer Discretionary 8.7%
Automobiles 1.7%
Tesla, Inc.(a)	74,847	31,480,648
Broadline Retail 4.3%
Amazon.com, Inc.(a)	338,966	80,789,157
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A(a)	102,204	14,625,391
DoorDash, Inc., Class A(a)	55,378	10,218,902
Hilton Worldwide Holdings, Inc.	38,536	12,734,607
Total		37,578,900
Specialty Retail 0.7%
O’Reilly Automotive, Inc.(a)	148,913	13,713,398
Total Consumer Discretionary		163,562,103
Consumer Staples 0.7%
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale Corp.	14,414	13,483,865
Total Consumer Staples		13,483,865
Financials 19.6%
Capital Markets 10.1%
Brookfield Corp.	1,876,600	79,924,394
Charles Schwab Corp. (The)	143,061	13,200,239
KKR & Co., Inc., Class A	536,658	49,254,471
Moody’s Corp.	60,520	27,410,718
S&P Global, Inc.	52,727	21,473,598
Total		191,263,420
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 8.4%
MasterCard, Inc., Class A	153,500	78,837,600
Visa, Inc., Class A	229,014	78,572,413
Total		157,410,013
Insurance 1.1%
Arthur J Gallagher & Co.	93,290	21,416,586
Total Financials		370,090,019
Health Care 4.7%
Health Care Equipment & Supplies 0.9%
IDEXX Laboratories, Inc.(a)	15,172	7,987,147
Intuitive Surgical, Inc.(a)	23,154	9,207,883
Total		17,195,030
Health Care Technology 1.1%
Veeva Systems Inc., Class A(a)	120,130	21,319,471
Life Sciences Tools & Services 2.7%
Danaher Corp.	260,427	49,606,135
Total Health Care		88,120,636
Industrials 8.4%
Aerospace & Defense 7.2%
General Electric Co.	61,361	22,932,447
HEICO Corp., Class A	119,010	30,693,869
TransDigm Group, Inc.	61,584	82,032,351
Total		135,658,667
Ground Transportation 1.2%
Uber Technologies, Inc.(a)	303,317	21,887,355
Total Industrials		157,546,022
Information Technology 40.0%
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	278,989	49,191,341
Semiconductors & Semiconductor Equipment 23.6%
Advanced Micro Devices, Inc.(a)	28,240	16,404,899
Applied Materials, Inc.	14,031	10,144,413
Broadcom, Inc.	246,187	92,997,139
Entegris, Inc.	48,747	8,767,636
Lam Research Corp.	21,604	9,361,661
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Micron Technology, Inc.	20,305	23,437,859
NVIDIA Corp.	1,416,815	283,490,513
Total		444,604,120
Software 8.8%
Cadence Design Systems, Inc.(a)	154,268	57,899,866
Constellation Software, Inc.	8,330	15,838,953
Microsoft Corp.	248,656	92,753,661
Total		166,492,480
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	324,023	93,759,295
Total Information Technology		754,047,236
Materials 1.9%
Chemicals 0.9%
Linde PLC	34,281	17,789,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.0%
Vulcan Materials Co.	60,564	17,866,986
Total Materials		35,656,768
Total Common Stocks (Cost $1,415,977,688)		1,871,845,486

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	13,723,193	13,714,959
Total Money Market Funds (Cost $13,716,673)		13,714,959
Total Investments in Securities (Cost: $1,429,694,361)		1,885,560,445
Other Assets & Liabilities, Net		(1,672,662)
Net Assets		1,883,887,783
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	6,568,274	74,359,682	(67,211,304)	(1,693)	13,714,959	(2,073)	168,824	13,723,193
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – Principal Large Cap Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	289,338,837	—	—	289,338,837
Consumer Discretionary	163,562,103	—	—	163,562,103
Consumer Staples	13,483,865	—	—	13,483,865
Financials	370,090,019	—	—	370,090,019
Health Care	88,120,636	—	—	88,120,636
Industrials	157,546,022	—	—	157,546,022
Information Technology	738,208,283	15,838,953	—	754,047,236
Materials	35,656,768	—	—	35,656,768
Total Common Stocks	1,856,006,533	15,838,953	—	1,871,845,486
Money Market Funds	13,714,959	—	—	13,714,959
Total Investments in Securities	1,869,721,492	15,838,953	—	1,885,560,445
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2026
5

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,415,977,688)	$1,871,845,486
Affiliated issuers (cost $13,716,673)	13,714,959
Receivable for:
Investments sold	80,053,619
Capital shares sold	1,841
Dividends	232,914
Foreign tax reclaims	18,243
Prepaid expenses	1,779
Total assets	1,965,868,841
Liabilities
Due to custodian	14,474
Payable for:
Investments purchased	81,306,339
Capital shares redeemed	198,369
Management services fees	34,830
Distribution and/or service fees	548
Service fees	28,576
Compensation of chief compliance officer	148
Compensation of board members	3,257
Other expenses	47,476
Deferred compensation of board members	347,041
Total liabilities	81,981,058
Net assets applicable to outstanding capital stock	$1,883,887,783
Represented by
Trust capital	$1,883,887,783
Total - representing net assets applicable to outstanding capital stock	$1,883,887,783
Class 1
Net assets	$1,803,109,138
Shares outstanding	22,752,500
Net asset value per share	$79.25
Class 2
Net assets	$80,778,645
Shares outstanding	1,060,804
Net asset value per share	$76.15
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – Principal Large Cap Growth Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,031,993
Dividends — affiliated issuers	168,824
Foreign taxes withheld	(120,696)
Total income	4,080,121
Expenses:
Management services fees	6,306,187
Distribution and/or service fees
Class 2	102,828
Service fees	101,207
Custodian fees	6,067
Printing and postage fees	10,125
Accounting services fees	16,239
Legal fees	19,229
Compensation of chief compliance officer	140
Compensation of board members	15,286
Deferred compensation of board members	48,273
Other	15,319
Total expenses	6,640,900
Net investment loss	(2,560,779)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	53,680,231
Investments — affiliated issuers	(2,073)
Net realized gain	53,678,158
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(105,691,235)
Investments — affiliated issuers	(1,693)
Net change in unrealized appreciation (depreciation)	(105,692,928)
Net realized and unrealized loss	(52,014,770)
Net decrease in net assets resulting from operations	$(54,575,549)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment loss	$(2,560,779)	$(4,855,168)
Net realized gain	53,678,158	482,122,833
Net change in unrealized appreciation (depreciation)	(105,692,928)	(216,773,680)
Net increase (decrease) in net assets resulting from operations	(54,575,549)	260,493,985
Decrease in net assets from capital stock activity	(15,734,351)	(340,586,160)
Total decrease in net assets	(70,309,900)	(80,092,175)
Net assets at beginning of period	1,954,197,683	2,034,289,858
Net assets at end of period	$1,883,887,783	$1,954,197,683

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	87,160	6,801,441	66,313	4,995,751
Shares redeemed	(201,551)	(15,874,963)	(4,401,833)	(339,167,095)
Net decrease	(114,391)	(9,073,522)	(4,335,520)	(334,171,344)
Class 2
Shares sold	20,850	1,529,711	72,280	5,251,477
Shares redeemed	(108,572)	(8,190,540)	(156,023)	(11,666,293)
Net decrease	(87,722)	(6,660,829)	(83,743)	(6,414,816)
Total net decrease	(202,113)	(15,734,351)	(4,419,263)	(340,586,160)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – Principal Large Cap Growth Fund  | 2026

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CTIVP® – Principal Large Cap Growth Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$81.52	(0.10)	(2.17)	(2.27)
Year Ended 12/31/2025	$71.65	(0.18)	10.05	9.87
Year Ended 12/31/2024	$59.01	(0.04)	12.68	12.64
Year Ended 12/31/2023	$42.29	0.09	16.63	16.72
Year Ended 12/31/2022	$58.74	0.08	(16.53)	(16.45)
Year Ended 12/31/2021	$49.54	(0.05)	9.25	9.20
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$78.43	(0.19)	(2.09)	(2.28)
Year Ended 12/31/2025	$69.11	(0.35)	9.67	9.32
Year Ended 12/31/2024	$57.06	(0.19)	12.24	12.05
Year Ended 12/31/2023	$40.99	(0.03)	16.10	16.07
Year Ended 12/31/2022	$57.08	(0.04)	(16.05)	(16.09)
Year Ended 12/31/2021	$48.26	(0.19)	9.01	8.82

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – Principal Large Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$79.25	(2.78% )	0.71%	0.71%	(0.27% )	28%	$1,803,109
Year Ended 12/31/2025	$81.52	13.78%	0.70%	0.70%	(0.23% )	44%	$1,864,120
Year Ended 12/31/2024	$71.65	21.42%	0.69%	0.69%	(0.06% )	14%	$1,949,131
Year Ended 12/31/2023	$59.01	39.54%	0.70% (c)	0.70% (c)	0.18%	11%	$2,189,569
Year Ended 12/31/2022	$42.29	(28.01% )	0.70% (c)	0.70% (c)	0.17%	89%	$1,827,444
Year Ended 12/31/2021	$58.74	18.57%	0.68% (c)	0.68% (c)	(0.09% )	6%	$2,403,745
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$76.15	(2.91% )	0.96%	0.96%	(0.52% )	28%	$80,779
Year Ended 12/31/2025	$78.43	13.49%	0.95%	0.95%	(0.48% )	44%	$90,077
Year Ended 12/31/2024	$69.11	21.12%	0.94%	0.94%	(0.30% )	14%	$85,159
Year Ended 12/31/2023	$57.06	39.20%	0.95% (c)	0.95% (c)	(0.05% )	11%	$73,789
Year Ended 12/31/2022	$40.99	(28.19% )	0.95% (c)	0.95% (c)	(0.08% )	89%	$56,993
Year Ended 12/31/2021	$57.08	18.28%	0.93% (c)	0.93% (c)	(0.35% )	6%	$76,565
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
CTIVP® – Principal Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
CTIVP® – Principal Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – Principal Large Cap Growth Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Principal Global Investors, LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
14
CTIVP® – Principal Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.72	0.72	0.72
Class 2	0.97	0.97	0.97
CTIVP® – Principal Large Cap Growth Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $525,399,641 and $551,581,990, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included
16
CTIVP® – Principal Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 96.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
CTIVP® – Principal Large Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – Principal Large Cap Growth Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Principal Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Principal Global Investors, LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
CTIVP® – Principal Large Cap Growth Fund  | 2026
19

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
20
CTIVP® – Principal Large Cap Growth Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s portfolio construction process) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager
CTIVP® – Principal Large Cap Growth Fund  | 2026
21

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
22
CTIVP® – Principal Large Cap Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – Principal Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7032_(08/26)

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – BlackRock Global Inflation-Linked Securities Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Foundation Finance Trust(a)
Series 2025-3A Class A
08/15/2052	4.560%	77,438	76,536
Iskandar Enterprise LLC(a)
Series 2026-1A Class A21
04/17/2056	5.049%	70,000	69,529
Total			146,065
Total Asset-Backed Securities — Non-Agency (Cost $147,435)			146,065

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

Cayman Islands 0.0%
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.269%	10,000	9,959
United States 3.1%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%	155,000	151,333
ARES Commercial Mortgage Trust(a),(b)
Series 2026-GCP Class A
1-month Term SOFR + 1.250% Floor 1.250% 02/15/2043	4.875%	100,000	100,000
BOS Trust(a),(c)
Series 2026-LYRK Class A
05/11/2041	5.221%	31,000	30,758
Bridge Commercial Mortgage Trust(a),(b)
Series 2026-MF Class A
1-month Term SOFR + 1.250% Floor 1.250% 06/15/2039	4.850%	100,000	100,156
BX Commercial Mortgage Trust(a),(b)
Series 2024-MF Class A
1-month Term SOFR + 1.442% Floor 1.442% 02/15/2039	5.067%	88,545	88,684
Series 2026-AHP Class A
1-month Term SOFR + 1.250% Floor 1.250% 06/15/2043	4.850%	100,000	100,000
BX Trust(a),(c)
Series 2025-ARIA Class A
12/13/2042	5.031%	100,000	100,158
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2025-OMG Class A
1-month Term SOFR + 1.350% Floor 1.350% 10/15/2027	4.975%	68,000	68,035
CIP Commercial Mortgage Trust(a),(b)
Series 2025-SBAY Class A
1-month Term SOFR + 1.400% Floor 1.400% 10/15/2037	5.025%	100,000	100,250
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	5.467%	30,000	30,013
CRSNT Trust(a),(b)
Series 2026-MOON Class A
1-month Term SOFR + 1.400% Floor 1.350% 02/15/2031	5.025%	100,000	100,000
DBC Mortgage Trust(a),(b)
Series 2025-DBC Class A
1-month Term SOFR + 1.350% Floor 1.350% 06/15/2038	4.975%	100,000	100,094
DBGS(a),(b)
Series 2024-SBL Class A
1-month Term SOFR + 1.882% Floor 1.882% 08/15/2034	5.508%	76,844	76,796
DGWD Trust(a),(b)
Series 2025-INFL Class A
1-month Term SOFR + 1.600% Floor 1.600% 08/15/2035	5.225%	100,000	100,168
FS Trust(a),(b)
Series 2026-ORL Class A
1-month Term SOFR + 1.350% Floor 1.350% 02/15/2041	4.975%	100,000	100,094
LQR Trust(b)
Series 2025-CALI Class A
1-month Term SOFR + 1.600% Floor 1.600% 01/15/2043	5.225%	25,000	24,969
MF1 LLC(a),(b)
Series 2026-FL21 Class A
1-month Term SOFR + 1.350% Floor 1.350% 02/18/2041	4.977%	100,000	100,031
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MLTI Trust(a),(b)
Series 2026-MLTI Class A10
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2031	5.021%		100,000	100,156
Progress Residential Trust(a)
Series 2026-SFR1 Class D
02/17/2043	4.000%		100,000	92,545
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	198,313
SHRN Trust(a),(b)
Series 2025-MF18 Class B
1-month Term SOFR + 1.450% Floor 1.450% 10/15/2040	5.075%		20,000	20,013
UNIV Trust(a),(b)
Series 2025-APTS Class A
1-month Term SOFR + 1.650% Floor 1.650% 11/15/2030	5.277%		100,000	99,755
Total				1,982,321
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,980,071)				1,992,280

Foreign Government Obligations(d),(e) 0.5%

Mexico 0.4%
Mexican Bonos
04/15/2032	8.000%	MXN	3,481,000	193,086
Mexico Government International Bond
05/29/2031	7.750%	MXN	1,500,000	83,394
Total				276,480
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(a)
10/22/2035	4.750%	GBP	47,000	62,287
Total Foreign Government Obligations (Cost $344,379)				338,767

Inflation-Indexed Bonds(d) 91.3%

Australia 1.6%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	203,678	139,850
09/20/2030	2.500%	AUD	213,394	151,417
11/21/2032	0.250%	AUD	468,221	287,257
08/21/2035	2.000%	AUD	389,836	260,731
08/21/2040	1.250%	AUD	183,631	104,813
02/21/2050	1.000%	AUD	128,912	58,247
Total				1,002,315
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.3%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	211,419	173,290
12/01/2036	3.000%	CAD	195,744	162,172
12/01/2041	2.000%	CAD	181,265	135,896
12/01/2044	1.500%	CAD	210,727	145,364
12/01/2047	1.250%	CAD	197,583	128,033
12/01/2050	0.500%	CAD	187,433	100,248
12/01/2054	0.250%	CAD	42,099	20,178
Total				865,181
Denmark 0.3%
Denmark Inflation-Linked Government Bond(a)
11/15/2030	0.100%	DKK	874,971	130,294
Denmark Inflation-Linked Government Bond
11/15/2034	0.100%	DKK	282,833	39,836
Total				170,130
France 9.3%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	654,776	756,604
07/25/2029	3.400%	EUR	291,376	351,980
07/25/2030	0.700%	EUR	409,479	464,055
07/25/2032	3.150%	EUR	456,002	582,306
French Republic Government Bond OAT(a)
03/01/2028	0.100%	EUR	403,963	448,462
03/01/2029	0.100%	EUR	576,845	643,750
07/25/2031	0.100%	EUR	345,763	377,059
03/01/2032	0.100%	EUR	211,770	221,610
07/25/2034	0.600%	EUR	274,183	294,140
03/01/2036	0.100%	EUR	275,683	265,076
07/25/2036	0.100%	EUR	395,152	389,057
07/25/2038	0.100%	EUR	234,557	220,042
03/01/2039	0.550%	EUR	118,769	113,514
07/25/2040	1.800%	EUR	484,256	550,682
07/25/2043	0.950%	EUR	161,204	157,512
07/25/2053	0.100%	EUR	259,247	175,193
Total				6,011,042
Germany 1.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	552,369	623,485
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2033	0.100%	EUR	246,332	267,745
04/15/2046	0.100%	EUR	361,114	327,149
Total				1,218,379
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 7.4%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2028	1.300%	EUR	390,698	447,638
05/15/2029	1.500%	EUR	371,532	429,127
08/15/2031	1.100%	EUR	118,515	135,345
09/15/2032	1.250%	EUR	413,161	475,014
05/15/2033	0.100%	EUR	459,180	481,425
09/15/2035	2.350%	EUR	393,667	483,158
05/15/2036	1.800%	EUR	314,367	360,802
05/15/2039	2.400%	EUR	271,740	325,556
09/15/2041	2.550%	EUR	472,283	582,904
02/15/2046	2.250%	EUR	40,000	45,871
05/15/2051	0.150%	EUR	170,510	118,028
05/15/2056	2.550%	EUR	298,238	352,657
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	465,313	518,558
Total				4,756,083
Japan 1.5%
Japanese Government CPI-Linked Bond
03/10/2028	0.100%	JPY	21,441,964	132,411
03/10/2029	0.100%	JPY	48,591,114	298,698
03/10/2031	0.005%	JPY	18,630,728	115,138
03/10/2032	0.005%	JPY	15,843,747	97,134
03/10/2033	0.005%	JPY	16,946,737	102,558
03/10/2034	0.005%	JPY	23,233,760	136,944
03/10/2035	0.005%	JPY	9,534,825	55,259
03/10/2036	0.600%	JPY	7,611,324	46,538
Total				984,680
New Zealand 0.5%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	124,897	75,158
09/20/2035	2.500%	NZD	215,912	124,242
09/20/2050	3.250%	NZD	40,966	23,917
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	139,278	76,224
Total				299,541
Spain 3.3%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	433,244	494,061
11/30/2030	1.000%	EUR	519,579	596,398
11/30/2033	0.700%	EUR	529,074	586,352
11/30/2036	1.150%	EUR	191,507	213,597
11/30/2039	2.050%	EUR	166,439	200,601
Total				2,091,009
Sweden 0.5%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	1,429,402	156,960
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	445,399	44,950
06/01/2032	0.125%	SEK	796,814	79,384
06/01/2039	0.125%	SEK	304,810	28,381
Total				309,675
United Kingdom 20.5%
United Kingdom Gilt Inflation-Linked Bond(a)
11/22/2027	1.250%	GBP	576,544	773,199
08/10/2028	0.125%	GBP	512,001	675,320
03/22/2029	0.125%	GBP	497,448	648,950
07/22/2030	4.125%	GBP	284,867	430,966
08/10/2031	0.125%	GBP	402,258	511,932
11/22/2032	1.250%	GBP	524,840	698,268
11/22/2033	0.750%	GBP	367,376	465,885
03/22/2034	0.750%	GBP	481,801	604,489
01/26/2035	2.000%	GBP	409,084	562,326
09/22/2035	1.125%	GBP	355,157	450,185
11/22/2036	0.125%	GBP	23,906	26,802
11/22/2037	1.125%	GBP	461,029	565,413
09/22/2038	1.750%	GBP	46,901	60,876
03/22/2039	0.125%	GBP	537,683	560,988
03/22/2040	0.625%	GBP	507,181	555,599
08/10/2041	0.125%	GBP	355,130	349,906
11/22/2042	0.625%	GBP	458,353	477,775
03/22/2044	0.125%	GBP	495,729	451,870
03/22/2045	0.625%	GBP	307,436	304,421
03/22/2046	0.125%	GBP	408,308	353,574
11/22/2047	0.750%	GBP	436,986	426,347
08/10/2048	0.125%	GBP	324,229	265,755
09/22/2049	1.875%	GBP	100,440	122,532
03/22/2050	0.500%	GBP	499,736	439,794
03/22/2051	0.125%	GBP	288,843	223,602
03/22/2052	0.250%	GBP	402,329	317,969
11/22/2054	1.250%	GBP	306,491	316,025
11/22/2055	1.250%	GBP	413,969	425,112
11/22/2056	0.125%	GBP	214,018	150,598
03/22/2058	0.125%	GBP	335,228	230,942
03/22/2062	0.375%	GBP	404,158	294,470
11/22/2065	0.125%	GBP	243,452	150,688
03/22/2068	0.125%	GBP	391,124	236,530
03/22/2073	0.125%	GBP	134,406	84,344
Total				13,213,452
United States 43.2%
U.S. Treasury Inflation-Indexed Bond
10/15/2027	1.625%		550,858	548,190
01/15/2028	0.500%		275,283	268,261
04/15/2028	1.250%		921,507	906,605
04/15/2028	3.625%		650,638	667,031
07/15/2028	0.750%		197,677	193,299
01/15/2029	0.875%		158,266	153,938
01/15/2029	2.500%		407,164	412,237
04/15/2029	2.125%		823,645	826,058
04/15/2029	3.875%		719,141	755,155
07/15/2029	0.250%		982,942	937,519
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2029	1.625%	843,513	837,747
01/15/2030	0.125%	854,284	802,226
04/15/2030	1.625%	1,132,980	1,119,172
07/15/2030	0.125%	201,325	188,105
10/15/2030	1.125%	1,060,416	1,029,722
01/15/2031	0.125%	536,023	495,109
04/15/2031	1.250%	1,185,102	1,148,346
07/15/2031	0.125%	1,087,205	998,233
01/15/2032	0.125%	774,877	701,567
04/15/2032	3.375%	180,112	193,937
07/15/2032	0.625%	1,014,369	939,837
01/15/2033	1.125%	1,034,131	978,264
07/15/2033	1.375%	899,138	862,646
01/15/2034	1.750%	830,411	811,499
07/15/2034	1.875%	1,092,088	1,076,517
01/15/2036	1.875%	1,270,851	1,234,910
02/15/2040	2.125%	443,739	428,364
02/15/2041	2.125%	676,712	646,788
02/15/2042	0.750%	624,891	476,895
02/15/2043	0.625%	608,357	443,816
02/15/2044	1.375%	614,431	501,842
02/15/2045	0.750%	615,181	437,331
02/15/2046	1.000%	527,055	387,138
02/15/2047	0.875%	482,853	339,732
02/15/2048	1.000%	472,665	336,570
02/15/2049	1.000%	363,941	255,768
02/15/2050	0.250%	375,643	211,739
02/15/2051	0.125%	434,901	230,141
02/15/2053	1.500%	756,216	574,813
02/15/2054	2.125%	352,658	308,258
02/15/2055	2.375%	348,272	320,764
02/15/2056	2.375%	292,855	270,055
U.S. Treasury Inflation-Indexed Bond(f)
01/15/2035	2.125%	1,229,355	1,227,050
07/15/2035	1.875%	1,358,640	1,328,867
Total			27,812,061
Total Inflation-Indexed Bonds (Cost $64,695,112)			58,733,548

Residential Mortgage-Backed Securities - Agency 1.6%

United States 1.6%
Fannie Mae REMICS(b)
CMO Series 2024-88 Class FC
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.028%	21,909	22,139
CMO Series 2025-13 Class FB
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.928%	63,562	64,111
CMO Series 2025-2 Class FG
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 02/25/2055	5.078%	37,913	38,093
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-35 Class FJ
30-day Average SOFR + 1.600% Floor 1.600%, Cap 6.500% 05/25/2055	5.228%	47,484	48,349
Freddie Mac REMICS(b)
CMO Series 5471L Class FM
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 11/25/2054	5.028%	134,156	135,543
CMO Series 5478 Class FD
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2054	5.028%	16,749	16,923
CMO Series 5482 Class FB
30-day Average SOFR + 1.500% Floor 1.500%, Cap 6.500% 12/25/2054	5.128%	32,063	32,546
CMO Series 5500 Class DF
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 10/25/2054	4.978%	22,013	22,237
CMO Series 5508B Class FE
30-day Average SOFR + 1.600% Floor 1.600%, Cap 6.500% 02/25/2055	5.228%	23,328	23,704
Uniform Mortgage-Backed Security TBA(g)
07/13/2056	3.500%	359,000	325,680
07/13/2056	5.500%	322,000	323,029
Total			1,052,354
Total Residential Mortgage-Backed Securities - Agency (Cost $1,052,321)			1,052,354

Residential Mortgage-Backed Securities - Non-Agency 2.1%

United States 2.1%
A&D Mortgage Trust(a),(c)
CMO Series 2026-NQM3 Class A1
04/25/2071	5.080%	97,532	96,747
ACRA Trust(a),(h)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	100,122	100,370
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	65,791	66,068
CSMC Trust(a),(c)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	190,360	189,764
EFMT(a),(h)
CMO Series 2025-NQM6 Class A1A
12/25/2070	5.001%	93,129	92,445
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	95,401	79,145
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2026-NQM3 Class A1
05/25/2066	5.222%	96,446	95,776
MFA Trust(a),(h)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	92,683	92,374
OBX Trust(a),(c)
CMO Series 2026-NQM9 Class A1
04/25/2066	5.470%	100,000	99,961
PRKCM Trust(a),(c)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	58,932	58,766
PRPM Trust(a),(c)
CMO Series 2026-NQM2 Class A1
04/25/2071	5.264%	98,281	97,972
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	120,028	100,474
CMO Series 2025-1 Class A1
12/25/2065	5.098%	94,174	93,799
Verus Securitization Trust(a),(h)
CMO Series 2025-12 Class A1LC
12/25/2070	5.110%	100,000	99,141
Total			1,362,802
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,354,365)			1,362,802

U.S. Treasury Obligations 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.2%
U.S. Treasury
07/31/2030	4.000%	840,000	833,897
02/15/2032	1.875%	332,500	293,301
11/15/2033	4.500%	250,000	252,520
Total			1,379,718
Total U.S. Treasury Obligations (Cost $1,387,942)			1,379,718

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $506)	99

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(i),(j)	37,212	37,190
Total Money Market Funds (Cost $37,194)		37,190
Total Investments in Securities (Cost $70,999,325)		65,042,823
Other Assets & Liabilities, Net		(687,379)
Net Assets		$64,355,444
At June 30, 2026, securities and/or cash totaling $331,728 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,435,000 AUD	1,020,599 USD	Citi	07/02/2026	27,078	—
1,098,000 DKK	170,857 USD	Citi	07/02/2026	3,010	—
12,194,000 EUR	14,189,268 USD	Citi	07/02/2026	256,403	—
9,940,000 GBP	13,316,310 USD	Citi	07/02/2026	131,397	—
21,877 USD	31,000 CAD	Citi	07/02/2026	—	(19)
14,066,923 USD	12,335,000 EUR	Citi	07/02/2026	27,048	—
13,356,915 USD	10,096,000 GBP	Citi	07/02/2026	34,924	—
308,020 USD	2,995,000 SEK	Citi	07/02/2026	859	—
27,140 CAD	19,153 USD	Citi	08/04/2026	—	(14)
12,395,000 EUR	14,154,643 USD	Citi	08/04/2026	—	(28,038)
10,123,000 GBP	13,392,425 USD	Citi	08/04/2026	—	(34,925)
2,995,000 SEK	308,567 USD	Citi	08/04/2026	—	(899)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,487 USD	16,193 GBP	Citi	08/04/2026	—	(8)
2,096,000 MXN	120,971 USD	Citi	09/17/2026	1,888	—
10,007 AUD	7,196 USD	Deutsche Bank	07/02/2026	267	—
1,250,111 CAD	903,844 USD	Deutsche Bank	07/02/2026	22,398	—
141,337 EUR	165,214 USD	Deutsche Bank	07/02/2026	3,722	—
155,660 GBP	209,809 USD	Deutsche Bank	07/02/2026	3,334	—
161,252,000 JPY	1,013,811 USD	Deutsche Bank	07/02/2026	22,071	—
523,000 NZD	308,316 USD	Deutsche Bank	07/02/2026	11,278	—
2,997,000 SEK	322,195 USD	Deutsche Bank	07/02/2026	13,109	—
996,896 USD	1,445,000 AUD	Deutsche Bank	07/02/2026	3,550	—
858,501 USD	1,219,000 CAD	Deutsche Bank	07/02/2026	1,009	—
167,538 USD	1,098,000 DKK	Deutsche Bank	07/02/2026	310	—
996,224 USD	161,252,000 JPY	Deutsche Bank	07/02/2026	—	(4,484)
293,936 USD	520,000 NZD	Deutsche Bank	07/02/2026	1,398	—
1,439,000 AUD	992,133 USD	Deutsche Bank	08/04/2026	—	(3,517)
1,219,000 CAD	859,714 USD	Deutsche Bank	08/04/2026	—	(1,134)
1,098,000 DKK	167,827 USD	Deutsche Bank	08/04/2026	—	(329)
161,252,000 JPY	998,827 USD	Deutsche Bank	08/04/2026	4,350	—
520,000 NZD	294,268 USD	Deutsche Bank	08/04/2026	—	(1,413)
2,835,000 MXN	163,686 USD	Deutsche Bank	09/17/2026	2,617	—
Total				572,020	(74,780)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	11	09/2027	USD	2,638,763	—	(19,715)
3-Month SOFR	2	03/2028	USD	480,550	—	(3,553)
Australian 10-Year Bond	1	09/2026	AUD	109,818	575	—
Australian 3-Year Bond	5	09/2026	AUD	522,970	744	—
Euro-Bobl	3	09/2026	EUR	346,140	2,862	—
Euro-Bund	2	09/2026	EUR	254,680	—	(230)
Long Gilt	4	09/2026	GBP	356,840	4,910	—
U.S. Treasury 2-Year Note	2	09/2026	USD	412,266	—	(341)
U.S. Treasury 5-Year Note	5	09/2026	USD	535,234	1,124	—
U.S. Treasury 5-Year Note	7	09/2026	USD	749,328	—	(476)
Total					10,215	(24,315)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(2)	09/2026	CAD	(242,220)	11	—
Canadian Government 10-Year Bond	(5)	09/2026	CAD	(605,550)	—	(1,019)
U.S. Treasury 10-Year Note	(8)	09/2026	USD	(879,125)	—	(1,006)
U.S. Treasury Ultra 10-Year Note	(7)	09/2026	USD	(787,281)	—	(4,836)
Total					11	(6,861)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with Deutche Bank to receive SONIA and pay exercise rate	Deutsche Bank	GBP	340,000	340,000	5.50	11/09/2026	506	99

The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(218,000)	(218,000)	3.52	11/06/2026	(1,383)	(374)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(650,000)	(650,000)	3.85	10/21/2026	(780)	(3,482)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(3,204,000)	(3,204,000)	4.30	09/20/2027	(8,906)	(14,074)
2-Year OTC interest rate swap with Deutche Bank to receive exercise rate and pay SONIA	Deutsche Bank	GBP	(340,000)	(340,000)	4.80	11/09/2026	(1,241)	(323)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(600,000)	(600,000)	4.00	12/08/2027	(2,730)	(4,014)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(582,669)	(582,669)	4.50	12/16/2027	(1,468)	(2,230)
Total							(16,508)	(24,497)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.410%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/24/2027	USD	1,613,000	(16,198)	—	—	—	(16,198)
Fixed rate of 2.420%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/26/2027	USD	806,500	(8,042)	—	—	—	(8,042)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/11/2027	USD	2,419,500	16,625	—	—	16,625	—
U.S. CPI Urban Consumers NSA	Fixed rate of 3.453%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/06/2027	USD	1,278,000	(2,517)	—	—	—	(2,517)
U.S. CPI Urban Consumers NSA	Fixed rate of 3.470%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/14/2027	USD	850,000	(3,078)	—	—	—	(3,078)
U.S. CPI Urban Consumers NSA	Fixed rate of 3.480%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/14/2027	USD	850,000	(3,160)	—	—	—	(3,160)
Fixed rate of 3.500%	SOFR	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/10/2027	USD	1,430,000	(5,462)	—	—	—	(5,462)
UK Retail Price Index All Items Monthly	Fixed rate of 4.505%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2027	GBP	980,000	(4,634)	—	—	—	(4,634)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.803%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	USD	925,000	136	—	—	136	—
Fixed rate of 3.429%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	120,243	(70)	—	—	—	(70)
Fixed rate of 3.304%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	125,154	(483)	—	—	—	(483)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.284%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	122,700	(538)	—	—	—	(538)
Fixed rate of 3.317%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	245,163	(866)	—	—	—	(866)
Fixed rate of 3.230%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	(1,979)	—	—	—	(1,979)
Fixed rate of 3.204%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	(2,183)	—	—	—	(2,183)
Fixed rate of 3.255%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2027	GBP	204,740	(490)	—	—	—	(490)
Fixed rate of 3.230%	SOFR	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/09/2027	USD	730,000	(6,049)	—	—	—	(6,049)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.584%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	620,000	5,934	—	—	5,934	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.749%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	510,000	2,380	—	—	2,380	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.585%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	200,000	1,905	—	—	1,905	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.383%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/24/2028	USD	1,613,000	17,755	—	—	17,755	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.357%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/26/2028	USD	806,500	9,245	—	—	9,245	—
Fixed rate of 2.585%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/11/2028	USD	1,209,750	(8,753)	—	—	—	(8,753)
Fixed rate of 2.580%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/11/2028	USD	1,209,750	(8,868)	—	—	—	(8,868)
UK Retail Price Index All Items Monthly	Fixed rate of 4.095%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2028	GBP	253,000	(3,051)	—	—	—	(3,051)
UK Retail Price Index All Items Monthly	Fixed rate of 4.205%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2028	GBP	1,020,000	(9,489)	—	—	—	(9,489)
UK Retail Price Index All Items Monthly	Fixed rate of 4.370%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	GBP	170,000	(2,856)	—	—	—	(2,856)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 4.200%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	GBP	310,000	(3,707)	—	—	—	(3,707)
UK Retail Price Index All Items Monthly	Fixed rate of 4.190%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2028	GBP	260,000	(4,305)	—	—	—	(4,305)
U.S. CPI Urban Consumers NSA	Fixed rate of 3.075%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/30/2028	USD	360,000	(633)	—	—	—	(633)
Fixed rate of 3.089%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/06/2028	USD	1,278,000	4,782	—	—	4,782	—
Fixed rate of 3.089%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/14/2028	USD	850,000	4,621	—	—	4,621	—
Fixed rate of 3.077%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/14/2028	USD	850,000	4,418	—	—	4,418	—
Fixed rate of 4.110%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2028	GBP	980,000	5,048	—	—	5,048	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.800%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2028	USD	225,000	617	—	—	617	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.176%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/07/2028	USD	280,000	6,582	—	—	6,582	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.275%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/28/2028	USD	115,000	2,390	—	—	2,390	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	11,243	—	—	11,243	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.707%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	USD	690,000	2,795	—	—	2,795	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.663%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/31/2029	USD	215,000	836	—	—	836	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.342%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	2,279	—	—	2,279	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	1,912	—	—	1,912	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.427%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	245,162	569	—	—	569	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.409%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	122,700	401	—	—	401	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.422%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	125,154	324	—	—	324	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.492%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	120,244	(109)	—	—	—	(109)
UK Retail Price Index All Items Monthly	Fixed rate of 3.369%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	204,740	786	—	—	786	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.538%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2029	USD	83,000	892	—	—	892	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.499%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/12/2030	USD	260,000	2,194	—	—	2,194	—
Fixed rate of 3.993%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	1,020,000	13,567	—	—	13,567	—
Fixed rate of 3.860%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	253,000	3,791	—	—	3,791	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.584%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/16/2030	USD	171,000	898	—	—	898	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.574%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/17/2030	USD	171,000	957	—	—	957	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.607%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/30/2030	USD	172,000	741	—	—	741	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.629%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/09/2030	USD	172,000	576	—	—	576	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.630%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/09/2030	USD	172,000	548	—	—	548	—
Fixed rate of 3.880%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	GBP	260,000	4,895	—	—	4,895	—
Fixed rate of 3.870%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	GBP	310,000	4,193	—	—	4,193	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.428%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	118,167	1,286	—	—	1,286	—
The accompanying Notes to Financial Statements are an integral part of this statement.
12
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.429%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	22,250	244	—	—	244	—
Fixed rate of 2.390%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	340,000	(3,984)	—	—	—	(3,984)
Fixed rate of 2.783%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/30/2030	USD	360,000	744	—	—	744	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.321%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	160,000	1,016	—	—	1,016	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	155,000	773	—	—	773	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.407%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	107,296	121	—	—	121	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.394%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	53,700	104	—	—	104	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.404%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	54,774	70	—	—	70	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.457%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	52,625	(101)	—	—	—	(101)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.844%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	USD	400,000	(2,408)	—	—	—	(2,408)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.881%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	USD	395,000	(3,068)	—	—	—	(3,068)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.702%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/22/2030	USD	94,000	82	—	—	82	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2030	GBP	89,604	265	—	—	265	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.632%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/09/2030	USD	274,000	812	—	—	812	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.333%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/05/2031	USD	220,000	2,830	—	—	2,830	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.312%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2031	USD	200,000	2,993	—	—	2,993	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.753%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2031	GBP	235,000	3,783	—	—	3,783	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.639%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/23/2031	USD	97,308	311	—	—	311	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.520%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/10/2031	USD	139,000	917	—	—	917	—
Fixed rate of 3.800%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2031	GBP	170,000	3,477	—	—	3,477	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.450%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/22/2031	USD	140,000	182	—	—	182	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.335%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/26/2031	USD	281,200	1,417	—	—	1,417	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.498%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2032	USD	302,500	1,687	—	—	1,687	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	110,000	(3,985)	—	—	—	(3,985)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.460%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2034	USD	232,500	1,303	—	—	1,303	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	215,000	(9,512)	—	—	—	(9,512)
UK Retail Price Index All Items Monthly	Fixed rate of 3.615%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	175,000	(6,959)	—	—	—	(6,959)
Fixed rate of 3.241%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	107,296	864	—	—	864	—
Fixed rate of 3.211%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	155,000	769	—	—	769	—
Fixed rate of 3.273%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	52,626	599	—	—	599	—
Fixed rate of 3.199%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	160,000	521	—	—	521	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.244%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	53,700	452	—	—	452	—
Fixed rate of 3.242%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	54,774	448	—	—	448	—
Fixed rate of 3.203%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2035	GBP	89,604	447	—	—	447	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.083%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2036	GBP	355,000	4,095	—	—	4,095	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.448%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2036	GBP	235,000	(6,064)	—	—	—	(6,064)
Fixed rate of 2.975%	6-Month EURIBOR	Receives Semi-Annually, Pays Semi-Annually	Goldman Sachs	03/17/2036	EUR	160,000	1,615	—	—	1,615	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.609%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/06/2036	USD	149,000	(1,278)	—	—	—	(1,278)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.394%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/24/2036	USD	95,000	193	—	—	193	—
Fixed rate of 3.132%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2056	GBP	310,000	(3,440)	—	—	—	(3,440)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.396%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/10/2056	USD	76,000	(632)	—	—	—	(632)
Fixed rate of 2.340%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2056	EUR	48,000	456	—	—	456	—
Fixed rate of 2.280%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2056	EUR	60,000	(383)	—	—	—	(383)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.298%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/29/2056	USD	96,000	625	—	—	625	—
6-Month EURIBOR	Fixed rate of 2.978%	Receives Semi-Annually, Pays Semi-Annually	Goldman Sachs	03/17/2066	EUR	59,000	(437)	—	—	—	(437)
Total							32,565	—	—	172,336	(139,771)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
15

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	2.568%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.700%
SOFR	Secured Overnight Financing Rate	3.620%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	2.600%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	3.260%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $31,818,513, which represents 49.44% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(i)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	20,395	6,515,529	(6,498,730)	(4)	37,190	(79)	5,699	37,212
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
16
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	146,065	—	146,065
Commercial Mortgage-Backed Securities - Non-Agency	—	1,992,280	—	1,992,280
Foreign Government Obligations	—	338,767	—	338,767
Inflation-Indexed Bonds	—	58,733,548	—	58,733,548
Residential Mortgage-Backed Securities - Agency	—	1,052,354	—	1,052,354
Residential Mortgage-Backed Securities - Non-Agency	—	1,362,802	—	1,362,802
U.S. Treasury Obligations	—	1,379,718	—	1,379,718
Put Option Contracts Purchased	—	99	—	99
Money Market Funds	37,190	—	—	37,190
Total Investments in Securities	37,190	65,005,633	—	65,042,823
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	572,020	—	572,020
Futures Contracts	10,226	—	—	10,226
Swap Contracts	—	172,336	—	172,336
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
17

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(74,780)	—	(74,780)
Futures Contracts	(31,176)	—	—	(31,176)
Put Option Contracts Written	—	(24,497)	—	(24,497)
Swap Contracts	—	(139,771)	—	(139,771)
Total	16,240	65,510,941	—	65,527,181
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
18
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $70,961,625)	$65,005,534
Affiliated issuers (cost $37,194)	37,190
Option contracts purchased (cost $506)	99
Foreign currency (cost $5,751)	5,706
Margin deposits on:
Futures contracts	60,173
Swap contracts	237,000
Unrealized appreciation on forward foreign currency exchange contracts	572,020
Receivable for:
Capital shares sold	10,269
Dividends	528
Interest	289,711
Foreign tax reclaims	3,627
Variation margin for futures contracts	5,452
Variation margin for swap contracts	27,402
Expense reimbursement due from Investment Manager	279
Prepaid expenses	544
Total assets	66,255,534
Liabilities
Option contracts written, at value (premiums received $16,508)	24,497
Unrealized depreciation on forward foreign currency exchange contracts	74,780
Payable for:
Investments purchased	738,442
Investments purchased on a delayed delivery basis	651,372
Capital shares redeemed	36,753
Variation margin for futures contracts	6,513
Variation margin for swap contracts	16,063
Management services fees	902
Distribution and/or service fees	276
Service fees	3,229
Compensation of chief compliance officer	6
Compensation of board members	1,199
Other expenses	50,821
Deferred compensation of board members	295,237
Total liabilities	1,900,090
Net assets applicable to outstanding capital stock	$64,355,444
Represented by
Paid in capital	87,167,325
Total distributable earnings (loss)	(22,811,881)
Total - representing net assets applicable to outstanding capital stock	$64,355,444
Class 1
Net assets	$1,431,242
Shares outstanding	321,534
Net asset value per share	$4.45
Class 2
Net assets	$17,408,727
Shares outstanding	4,032,793
Net asset value per share	$4.32
Class 3
Net assets	$45,515,475
Shares outstanding	10,303,067
Net asset value per share	$4.42
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
19

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$5,699
Interest	1,694,803
Total income	1,700,502
Expenses:
Management services fees	164,230
Distribution and/or service fees
Class 2	21,437
Class 3	28,667
Service fees	19,352
Custodian fees	14,356
Printing and postage fees	9,173
Accounting services fees	27,078
Legal fees	7,666
Compensation of chief compliance officer	5
Compensation of board members	5,901
Deferred compensation of board members	48,803
Other	3,293
Total expenses	349,961
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(100,236)
Total net expenses	249,725
Net investment income	1,450,777
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(930,118)
Investments — affiliated issuers	(79)
Foreign currency translations	14,669
Forward foreign currency exchange contracts	(97,929)
Futures contracts	(8,469)
Option contracts purchased	(1,787)
Option contracts written	(1,662)
Swap contracts	5,425
Net realized loss	(1,019,950)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(541,478)
Investments — affiliated issuers	(4)
Foreign currency translations	(3,118)
Forward foreign currency exchange contracts	973,050
Futures contracts	(32,187)
Option contracts purchased	(189)
Option contracts written	(9,854)
Swap contracts	107,397
Net change in unrealized appreciation (depreciation)	493,617
Net realized and unrealized loss	(526,333)
Net increase in net assets resulting from operations	$924,444
The accompanying Notes to Financial Statements are an integral part of this statement.
20
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,450,777	$2,359,636
Net realized loss	(1,019,950)	(5,116,889)
Net change in unrealized appreciation (depreciation)	493,617	5,428,682
Net increase in net assets resulting from operations	924,444	2,671,429
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(45,763)
Class 2	—	(653,668)
Class 3	—	(1,738,973)
Total distributions to shareholders	—	(2,438,404)
Decrease in net assets from capital stock activity	(1,873,391)	(6,796,222)
Total decrease in net assets	(948,947)	(6,563,197)
Net assets at beginning of period	65,304,391	71,867,588
Net assets at end of period	$64,355,444	$65,304,391

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	43,912	194,650	69,357	305,493
Distributions reinvested	—	—	10,593	45,763
Shares redeemed	(23,954)	(106,269)	(38,844)	(170,746)
Net increase	19,958	88,381	41,106	180,510
Class 2
Shares sold	200,549	864,543	229,094	985,095
Distributions reinvested	—	—	155,635	653,668
Shares redeemed	(295,527)	(1,271,336)	(876,806)	(3,752,937)
Net decrease	(94,978)	(406,793)	(492,077)	(2,114,174)
Class 3
Shares sold	251,217	1,105,270	556,407	2,448,490
Distributions reinvested	—	—	405,355	1,738,973
Shares redeemed	(604,140)	(2,660,249)	(2,071,284)	(9,050,021)
Net decrease	(352,923)	(1,554,979)	(1,109,522)	(4,862,558)
Total net decrease	(427,943)	(1,873,391)	(1,560,493)	(6,796,222)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$4.39	0.11	(0.05)	0.06	—	—	—
Year Ended 12/31/2025	$4.37	0.16	0.02	0.18	(0.16)	—	(0.16)
Year Ended 12/31/2024	$4.50	0.12	(0.16)	(0.04)	(0.09)	—	(0.09)
Year Ended 12/31/2023	$4.74	0.16	0.02	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.14	0.35	(1.39)	(1.04)	(0.26)	(0.10)	(0.36)
Year Ended 12/31/2021	$6.04	0.18	0.09	0.27	(0.05)	(0.12)	(0.17)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$4.26	0.09	(0.03)	0.06	—	—	—
Year Ended 12/31/2025	$4.25	0.14	0.02	0.16	(0.15)	—	(0.15)
Year Ended 12/31/2024	$4.38	0.10	(0.15)	(0.05)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$4.62	0.14	0.03	0.17	(0.41)	—	(0.41)
Year Ended 12/31/2022	$5.99	0.32	(1.35)	(1.03)	(0.24)	(0.10)	(0.34)
Year Ended 12/31/2021	$5.89	0.14	0.12	0.26	(0.04)	(0.12)	(0.16)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$4.35	0.10	(0.03)	0.07	—	—	—
Year Ended 12/31/2025	$4.34	0.15	0.02	0.17	(0.16)	—	(0.16)
Year Ended 12/31/2024	$4.47	0.11	(0.16)	(0.05)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$4.71	0.15	0.03	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.10	0.33	(1.37)	(1.04)	(0.25)	(0.10)	(0.35)
Year Ended 12/31/2021	$6.00	0.15	0.12	0.27	(0.05)	(0.12)	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
22
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$4.45	1.37%	0.94%	0.62%	4.83%	38%	$1,431
Year Ended 12/31/2025	$4.39	4.23%	0.83% (c)	0.62% (c)	3.55%	63%	$1,323
Year Ended 12/31/2024	$4.37	(0.92% )	0.81% (c)	0.61% (c)	2.57%	78%	$1,139
Year Ended 12/31/2023	$4.50	4.10%	0.74% (c),(d)	0.60% (c),(d)	3.39%	112%	$1,141
Year Ended 12/31/2022	$4.74	(17.51% )	0.70% (c)	0.60% (c)	6.63%	123%	$1,219
Year Ended 12/31/2021	$6.14	4.56%	0.72% (c)	0.61% (c)	2.99%	58%	$682
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$4.32	1.41%	1.18%	0.87%	4.42%	38%	$17,409
Year Ended 12/31/2025	$4.26	3.84%	1.07% (c)	0.87% (c)	3.31%	63%	$17,577
Year Ended 12/31/2024	$4.25	(1.20% )	1.06% (c)	0.86% (c)	2.33%	78%	$19,634
Year Ended 12/31/2023	$4.38	3.89%	0.99% (c),(d)	0.85% (c),(d)	3.15%	112%	$23,286
Year Ended 12/31/2022	$4.62	(17.69% )	0.94% (c)	0.85% (c)	6.21%	123%	$26,850
Year Ended 12/31/2021	$5.99	4.43%	0.97% (c)	0.87% (c)	2.41%	58%	$31,002
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$4.42	1.61%	1.06%	0.74%	4.53%	38%	$45,515
Year Ended 12/31/2025	$4.35	3.88%	0.94% (c)	0.75% (c)	3.43%	63%	$46,405
Year Ended 12/31/2024	$4.34	(1.06% )	0.94% (c)	0.74% (c)	2.47%	78%	$51,095
Year Ended 12/31/2023	$4.47	3.95%	0.86% (c),(d)	0.73% (c),(d)	3.26%	112%	$59,220
Year Ended 12/31/2022	$4.71	(17.58% )	0.82% (c)	0.73% (c)	6.26%	123%	$67,438
Year Ended 12/31/2021	$6.10	4.48%	0.85% (c)	0.74% (c)	2.46%	58%	$90,783
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
23

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
CTIVP® – BlackRock Global Inflation-Linked Securities Fund (formerly known as CTIVP® – BlackRock Global Inflation-Protected Securities Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2026, CTIVP® – BlackRock Global Inflation-Protected Securities Fund was renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
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Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	572,020
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,226 *
Interest rate risk	Investments, at value — Option contracts purchased	99
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	172,336 *
Total		754,681

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	74,780
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	31,176 *
Interest rate risk	Option contracts written, at value	24,497
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	139,771 *
Total		270,224

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(97,929)	—	—	730	—	(97,199)
Interest rate risk	—	(8,469)	(1,787)	(2,392)	5,425	(7,223)
Total	(97,929)	(8,469)	(1,787)	(1,662)	5,425	(104,422)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	973,050	—	—	—	—	973,050
Interest rate risk	—	(32,187)	(189)	(9,854)	107,397	65,167
Total	973,050	(32,187)	(189)	(9,854)	107,397	1,038,217
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	10,640,413
Futures contracts — short	3,350,768

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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Derivative instrument	Average value ($)
Option contracts purchased	537
Option contracts written	(29,855)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	308,866	(180,273)
Interest rate swap contracts	136,545	(120,314)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Citi	Deutsche Bank	Goldman Sachs	Total
Assets
Centrally cleared interest rate swap contracts (a)	$-	-	27,402	27,402
Forward foreign currency exchange contracts	482,607	89,413	-	572,020
Put option contracts purchased	-	99	-	99
Total assets	482,607	89,512	27,402	599,521
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	16,063	16,063
Forward foreign currency exchange contracts	63,903	10,877	-	74,780
Put option contracts written	17,556	6,941	-	24,497
Total liabilities	81,459	17,818	16,063	115,340
Total financial and derivative net assets	401,148	71,694	11,339	484,181
Total collateral received (pledged) (b)	-	-	-	-
Net amount (c)	$401,148	71,694	11,339	484,181

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
32
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.51% of the Fund’s average daily net assets.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
33

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with BlackRock Financial Management, Inc. (BlackRock) to serve as a subadviser to the Fund. BlackRock International Limited (BIL), an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between BlackRock and BIL. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
34
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.62	0.62	0.62
Class 2	0.87	0.87	0.87
Class 3	0.745	0.745	0.745
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
70,983,000	1,390,000	(6,846,000)	(5,456,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,410,726)	(6,186,616)	(13,597,342)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
35

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,681,012 and $25,420,813, respectively, for the six months ended June 30, 2026, of which $18,995,497 and $21,546,046, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
36
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
37

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
38
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - BlackRock Global Inflation-Linked Securities Fund (formerly, CTIVP® – BlackRock Global Inflation-Protected Securities Fund) (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and BlackRock Financial Management, Inc. and the sub-subadvisory agreement between BlackRock Financial Management, Inc. and BlackRock International Limited (BlackRock Financial Management, Inc. and BlackRock International Limited, collectively, the Subadvisers and the subadvisory agreement and the sub-subadvisory agreement, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
39

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
40
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026
41

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of the Subadvisory Agreements in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
42
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7029_(08/26)

Columbia Variable Portfolio – Balanced Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Balanced Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	20,541	20,582
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	94,889	95,373
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,501,413
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.330%	1,925,000	1,925,943
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	1,333,333	1,329,843
Bain Capital Credit CLO(a),(b)
Series 2026-1A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 04/19/2034	4.655%	1,350,000	1,347,905
Ballyrock CLO Ltd.(a),(b)
Series 2024-22AR Class A1R
3-month Term SOFR + 1.200% 07/15/2039	3.660%	4,000,000	4,000,560
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.705%	3,000,000	3,000,276
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.928%	67,180	67,312
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.128%	67,180	67,359
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	4.903%	3,500,000	3,509,002
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	2,797,721	2,795,835
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	4.955%	138,054	138,120
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	1,376,863	1,373,102
FIGRE Trust(a),(c)
Series 2026-HE5 Class A
06/25/2056	5.605%	1,411,137	1,411,942
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,689,884
GoldenTree Loan Management US CLO 19 Ltd.(a),(b)
Series 2024-19A Class AR
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2039	4.825%	2,750,000	2,748,939
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.025%	1,425,000	1,427,571
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.865%	3,000,000	3,000,900
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,043,285	1,045,337
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	1,716,878	1,701,517
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	264,974	268,325
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.591%	1,078,182	1,078,229
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.855%	2,900,000	2,901,325
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR2
3-month Term SOFR + 1.450% Floor 1.450% 10/15/2032	5.087%	2,100,000	2,101,546
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	137,014	137,149
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	885,459	887,780
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	436,620	440,595
Series 2025-1 Class A
12/22/2042	6.250%	885,140	885,266
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	4.954%	1,375,000	1,376,122
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	4.955%	650,000	650,531
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.875%	2,700,000	2,701,350
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.005%	2,600,000	2,603,900
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,662,626
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	160,062	160,152
Series 2024-6 Class A
11/15/2031	6.093%	163,824	163,904
Series 2025-5 Class B
03/15/2033	5.440%	1,999,923	1,990,996
Series 2025-6 Class B
04/15/2033	4.883%	1,649,848	1,638,271
Series 2025-R2 Class A
10/15/2032	4.865%	1,054,236	1,053,796
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-R3 Class A
01/18/2033	4.841%	610,524	608,873
Series 2026-3 Class A2
12/15/2033	5.241%	1,540,000	1,539,645
Series 2026-4 Class A2
01/16/2034	5.245%	1,480,000	1,477,753
Series 2026-4 Class B
01/16/2034	6.254%	950,000	953,087
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	737,861	738,231
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	966,333	966,768
Pagaya AI Debt Trust(a)
Series 2026-R1 Class A
12/15/2033	4.714%	1,308,395	1,302,428
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	1,300,000	1,298,349
Palmer Square CLO Ltd.(a),(b),(d)
Series 2026-2A Class A
3-month Term SOFR + 1.180% Floor 1.180% 07/20/2039	3.657%	3,050,000	3,049,966
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	812,305	814,292
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	920,737	920,173
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	217,968	218,154
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-2A Class A4
02/26/2035	5.620%	1,160,000	1,154,667
Series 2026-3A Class A3
03/26/2035	5.377%	3,550,000	3,552,322
Series 2026-R1A Class A
07/25/2034	5.659%	1,131,364	1,127,890
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	116,968	116,431
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	598,611	597,826
Series 2026-ST2 Class A
06/15/2034	4.413%	468,817	468,260
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	650,344	650,369
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	96,413	96,501
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,656,018
Total Asset-Backed Securities — Non-Agency (Cost $83,134,578)			83,208,581

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.038%	2,175,000	2,174,222
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,155,688
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	433,952
FirstKey Homes Trust(a)
Series 2021-SFR1 Class C
08/17/2038	1.888%	3,250,000	3,235,690
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	612,497
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	1,003,512
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,039,759	5,959,593
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,207,291
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.940%	1,100,000	1,055,409
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.490%	425,000	406,913
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,525,298	1,467,106
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,813,776
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,028,220
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $23,165,913)			22,553,869

Common Stocks 61.5%
Issuer	Shares	Value ($)
Communication Services 7.1%
Diversified Telecommunication Services 0.2%
Space Exploration Technologies Corp., Class A(e)	19,863	3,393,792
Entertainment 1.7%
Netflix, Inc.(e)	117,747	8,407,136
Take-Two Interactive Software, Inc.(e)	39,786	9,945,705
Walt Disney Co. (The)	124,621	11,994,771
Total		30,347,612
Interactive Media & Services 5.2%
Alphabet, Inc., Class A	99,420	35,529,725
Alphabet, Inc., Class C	81,577	28,823,602
Meta Platforms, Inc., Class A	44,170	24,880,519
Total		89,233,846
Total Communication Services		122,975,250
Consumer Discretionary 6.0%
Automobiles 0.5%
Tesla, Inc.(e)	21,028	8,844,377
Broadline Retail 3.8%
Amazon.com, Inc.(e)	209,526	49,938,427
eBay, Inc.	147,588	16,492,959
Total		66,431,386
Hotels, Restaurants & Leisure 1.0%
DoorDash, Inc., Class A(e)	44,226	8,161,024
Starbucks Corp.	88,087	9,001,610
Total		17,162,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
PulteGroup, Inc.	51,335	7,043,676
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	30,814	4,510,553
Total Consumer Discretionary		103,992,626
Consumer Staples 0.7%
Beverages 0.1%
PepsiCo, Inc.	11,706	1,584,993
Consumer Staples Distribution & Retail 0.6%
Walmart, Inc.	98,251	11,127,908
Total Consumer Staples		12,712,901
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	77,652	12,871,595
ConocoPhillips Co.	71,557	7,439,066
EOG Resources, Inc.	48,653	6,311,754
Total		26,622,415
Total Energy		26,622,415
Financials 7.9%
Banks 1.9%
Bank of America Corp.	258,777	14,745,113
JPMorgan Chase & Co.	35,784	11,713,177
Wells Fargo & Co.	71,458	5,905,289
Total		32,363,579
Capital Markets 2.2%
Charles Schwab Corp. (The)	147,876	13,644,519
Morgan Stanley	78,880	16,489,075
S&P Global, Inc.	19,144	7,796,585
Total		37,930,179
Financial Services 3.5%
Berkshire Hathaway, Inc., Class B(e)	40,207	20,119,181
Block, Inc., Class A(e)	125,182	9,513,832
MasterCard, Inc., Class A	20,990	10,780,464
Visa, Inc., Class A	55,135	18,916,267
Total		59,329,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.3%
Aon PLC, Class A	16,584	5,500,747
Total Financials		135,124,249
Health Care 6.2%
Biotechnology 1.7%
AbbVie, Inc.	42,422	10,675,072
Insmed, Inc.(e)	39,391	4,199,868
Vertex Pharmaceuticals, Inc.(e)	28,848	14,329,667
Total		29,204,607
Health Care Equipment & Supplies 0.8%
DexCom, Inc.(e)	34,734	2,339,335
Intuitive Surgical, Inc.(e)	10,108	4,019,750
Stryker Corp.	22,223	6,996,689
Total		13,355,774
Health Care Providers & Services 0.8%
Cigna Group (The)	23,967	6,607,222
UnitedHealth Group, Inc.	18,511	7,693,727
Total		14,300,949
Life Sciences Tools & Services 1.3%
Danaher Corp.	42,297	8,056,733
IQVIA Holdings, Inc.(e)	12,815	2,476,114
Thermo Fisher Scientific, Inc.	17,632	8,839,979
Waters Corp.(e)	8,538	3,202,092
Total		22,574,918
Pharmaceuticals 1.6%
Eli Lilly & Co.	22,146	26,562,577
Total Health Care		105,998,825
Industrials 6.2%
Aerospace & Defense 1.8%
Boeing Co. (The)(e)	56,073	12,138,122
General Electric Co.	3,705	1,384,670
Honeywell Aerospace, Inc.(e)	49,781	11,005,584
RTX Corp.	31,195	5,918,627
Total		30,447,003
Building Products 0.6%
Carrier Global Corp.	135,402	9,931,736
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.3%
Waste Management, Inc.	25,184	5,613,010
Electrical Equipment 1.2%
Eaton Corp. PLC	33,009	14,065,795
GE Vernova, Inc.	5,416	6,363,042
Total		20,428,837
Industrial Conglomerates 0.6%
Honeywell International, Inc.	49,781	11,145,966
Machinery 1.4%
Illinois Tool Works, Inc.	31,766	8,591,750
Ingersoll Rand, Inc.	32,437	2,659,510
PACCAR, Inc.	45,968	5,521,676
Stanley Black & Decker, Inc.	71,450	6,724,874
Total		23,497,810
Professional Services 0.3%
Jacobs Solutions, Inc.	38,873	4,897,998
Total Industrials		105,962,360
Information Technology 23.5%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	96,485	19,452,341
IT Services 0.5%
Okta, Inc.(e)	63,762	8,700,325
Semiconductors & Semiconductor Equipment 12.3%
Applied Materials, Inc.	25,462	18,409,026
Broadcom, Inc.	92,190	34,824,773
Lam Research Corp.	36,595	15,857,711
Marvell Technology, Inc.	24,727	7,365,926
Micron Technology, Inc.	22,498	25,969,216
NVIDIA Corp.	438,907	87,820,902
Texas Instruments, Inc.	70,247	20,938,523
Total		211,186,077
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.2%
Microsoft Corp.	149,449	55,747,466
Oracle Corp.	55,407	8,119,896
Palo Alto Networks, Inc.(e)	37,537	12,800,868
Salesforce, Inc.	16,481	2,581,913
Synopsys, Inc.(e)	21,634	9,650,278
Total		88,900,421
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	225,353	65,208,144
Dell Technologies, Inc.	26,169	11,290,877
Total		76,499,021
Total Information Technology		404,738,185
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	89,840	7,117,125
Sherwin-Williams Co. (The)	9,230	3,178,073
Total		10,295,198
Total Materials		10,295,198
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	11,300	11,779,007
Total Real Estate		11,779,007
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	78,795	12,005,994
Public Service Enterprise Group, Inc.	68,539	5,562,625
Total		17,568,619
Total Utilities		17,568,619
Total Common Stocks (Cost $680,151,572)		1,057,769,635

Corporate Bonds & Notes 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2031	5.125%	52,000	51,455
ATI, Inc.
06/15/2033	5.875%	10,000	10,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	814,150
02/15/2031	1.900%	580,000	512,086
Boeing Co. (The)
05/01/2040	5.705%	1,505,000	1,529,750
08/01/2059	3.950%	808,000	574,590
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,216,472
07/31/2033	5.400%	375,000	383,562
Lockheed Martin Corp.
08/15/2030	4.400%	800,000	796,339
Northrop Grumman Corp.
02/01/2027	3.200%	309,000	307,043
02/01/2029	4.600%	1,600,000	1,603,550
Raytheon Technologies Corp.
03/15/2027	3.500%	3,235,000	3,218,307
03/15/2032	2.375%	1,525,000	1,347,563
TransDigm, Inc.(a)
03/01/2029	6.375%	20,000	20,315
12/15/2030	6.875%	68,000	69,940
03/01/2032	6.625%	49,000	50,256
01/15/2033	6.000%	94,000	94,894
05/31/2033	6.375%	122,000	123,240
01/31/2034	6.250%	11,000	11,225
01/31/2034	6.750%	52,000	53,365
07/31/2034	6.125%	12,000	11,989
Total			14,800,229
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	50,290	50,375
Automotive 0.0%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	24,000	23,912
10/15/2033	7.750%	76,000	75,100
Clarios Global LP/US Finance Co.(a)
09/15/2032	6.750%	63,000	64,296
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	24,000	24,207
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	73,000	75,968
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	25,000	24,575
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	57,000	60,751
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	16,000	16,101
03/24/2031	7.500%	69,000	69,477
04/23/2032	6.875%	80,000	78,701
Total			513,088
Banking 1.6%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	6,000	5,946
Bank of America Corp.(g)
02/04/2033	2.972%	5,680,000	5,127,360
Goldman Sachs Group, Inc. (g)
06/03/2037	5.425%	2,370,000	2,378,976
HSBC Holdings PLC(g)
03/10/2037	5.279%	2,167,000	2,141,756
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	4,083,000	4,109,901
04/23/2032	4.622%	3,541,000	3,500,704
Morgan Stanley(g)
03/12/2032	4.708%	258,000	254,879
04/16/2032	4.809%	1,424,000	1,412,896
01/30/2037	5.073%	319,000	312,043
04/10/2037	5.296%	1,183,000	1,177,088
Subordinated
09/16/2036	2.484%	1,336,000	1,159,383
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	500,000	515,456
Royal Bank of Canada(g)
08/06/2029	4.498%	1,440,000	1,435,135
02/04/2031	5.153%	296,000	299,583
08/06/2031	4.696%	232,000	230,993
05/03/2032	4.612%	1,206,000	1,193,694
US Bancorp(g)
06/12/2034	5.836%	525,000	547,105
Wells Fargo & Co.(g)
04/24/2034	5.389%	2,000,000	2,030,784
Total			27,833,682
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	48,000	50,612
Focus Financial Partners LLC(a)
09/15/2031	6.750%	65,000	65,628
Hightower Holding LLC(a)
04/15/2029	6.750%	70,000	69,743
01/31/2030	9.125%	70,000	72,945
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	60,000	60,120
08/01/2033	8.000%	64,000	64,139
Total			383,187
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	44,000	41,924
Core & Main LP(a),(d)
07/01/2034	6.000%	27,000	27,117
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	22,000	21,157
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	17,000	17,151
LBM Acquisition LLC(a)
01/15/2029	6.250%	34,000	24,624
06/15/2031	9.500%	47,000	42,000
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	42,000	42,886
03/01/2033	6.750%	67,000	68,282
QXO Building Products, Inc.(a)
07/15/2031	6.500%	30,000	30,570
04/30/2032	6.750%	51,000	52,647
07/15/2034	6.875%	43,000	44,140
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	78,000	78,520
08/01/2033	6.250%	19,000	18,857
Standard Industries, Inc.(a)
07/15/2030	4.375%	46,000	43,701
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	109,000	110,623
Total			664,199
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	62,000	61,211
06/01/2029	5.375%	45,000	44,021
03/01/2030	4.750%	65,000	61,679
08/15/2030	4.500%	165,000	153,473
02/01/2032	4.750%	56,000	50,050
01/15/2034	4.250%	85,000	71,856
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	57,000	50,347
Charter Communications Operating LLC
06/30/2062	3.950%	700,000	413,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	18,000	11,286
02/01/2029	6.500%	67,000	40,097
01/15/2030	5.750%	43,000	10,123
02/15/2031	3.375%	52,000	30,820
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	40,000	40,628
DirecTV Financing LLC(a)
02/01/2030	8.875%	3,000	3,057
DISH DBS Corp.(a)
12/01/2028	5.750%	28,000	27,147
DISH DBS Corp.
06/01/2029	5.125%	44,000	39,770
DISH Network Corp.(a)
11/15/2027	11.750%	70,000	71,946
EchoStar Corp.
11/30/2029	10.750%	89,611	96,862
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	19,000	18,973
07/01/2029	5.500%	18,000	17,963
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	1,957,214
Virgin Media Finance PLC(a)
07/15/2030	5.000%	27,000	20,402
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	39,000	37,126
08/15/2030	4.500%	22,000	18,753
VZ Secured Financing BV(a)
01/15/2032	5.000%	63,000	55,176
Total			3,403,295
Chemicals 0.1%
Ashland LLC(a)
09/01/2031	3.375%	8,000	7,454
Avient Corp.(a)
11/01/2031	6.250%	23,000	23,284
Celanese US Holdings LLC
04/15/2030	6.500%	20,000	20,384
02/15/2031	7.000%	20,000	20,578
04/15/2033	6.750%	15,000	15,284
11/15/2033	7.700%	19,000	20,299
02/15/2034	7.375%	15,000	15,494
Element Solutions, Inc.(a)
09/01/2028	3.875%	21,000	20,486
FMC Corp.
05/18/2033	5.650%	2,000	1,790
10/01/2049	4.500%	29,000	18,766
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC Corp.(g)
Subordinated
11/01/2055	8.450%	4,000	2,919
INEOS Finance PLC(a)
05/15/2028	6.750%	7,000	6,977
04/15/2029	7.500%	69,000	67,049
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	72,000	67,677
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	58,550	54,117
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	65,000	63,494
LYB International Finance III LLC
04/01/2051	3.625%	500,000	330,189
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	21,000	20,374
10/01/2029	6.250%	53,000	52,132
06/15/2031	7.250%	38,000	38,591
02/15/2033	7.250%	66,000	65,228
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	24,000	24,144
08/15/2033	6.250%	19,000	19,335
Tronox, Inc.(a)
03/15/2029	4.625%	26,000	18,200
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	128,000	120,337
03/01/2031	7.375%	13,000	13,054
08/15/2032	6.625%	69,000	66,869
08/01/2033	7.000%	18,000	17,548
Total			1,212,053
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	732,689
Herc Holdings, Inc.(a)
06/15/2029	6.625%	34,000	34,726
06/15/2030	7.000%	46,000	47,647
06/15/2033	7.250%	90,000	93,857
03/15/2034	6.000%	45,000	44,693
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,113,739
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	57,000	59,760
07/15/2034	7.000%	43,000	43,608
United Rentals North America, Inc.(a)
11/15/2033	5.375%	32,000	31,538
Total			2,202,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	31,000	30,459
12/01/2028	6.125%	66,000	64,973
ASGN, Inc.(a)
05/15/2028	4.625%	52,000	48,178
Garda World Security Corp.(a)
06/01/2029	6.000%	10,000	9,849
Match Group Holdings II LLC(a)
10/01/2031	3.625%	43,000	38,613
Match Group, Inc.(a)
06/01/2028	4.625%	25,000	24,643
02/15/2029	5.625%	20,000	19,927
Total			236,642
Consumer Products 0.0%
Newell Brands, Inc.(a)
06/01/2028	8.500%	19,000	19,875
Newell Brands, Inc.
05/15/2030	6.375%	32,000	32,430
Opal Bidco SAS(a)
03/31/2032	6.500%	26,000	26,518
Prestige Brands, Inc.(a)
04/01/2031	3.750%	30,000	27,546
Prestige Brands, Inc.(a),(d)
07/15/2034	6.250%	28,000	28,000
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	32,000	29,976
Whirlpool Corp.
06/15/2030	6.125%	8,000	7,378
06/15/2033	6.500%	8,000	6,936
Whirlpool Corp.(a)
07/01/2031	7.500%	12,000	12,151
07/01/2034	7.875%	16,000	16,064
Total			206,874
Diversified Manufacturing 0.0%
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	26,000	26,027
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	68,000	69,523
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,678
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,238
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2029	5.875%	60,000	59,990
Resideo Funding, Inc.(a)
09/01/2029	4.000%	21,000	20,141
Sensata Technologies BV(a)
09/01/2030	5.875%	43,000	43,148
WESCO Distribution, Inc.(a)
04/15/2031	5.250%	13,000	12,907
03/15/2032	6.625%	41,000	42,257
03/15/2033	6.375%	60,000	61,562
04/15/2034	5.500%	4,000	3,958
Total			370,429
Electric 0.6%
Alpha Generation LLC(a)
10/15/2032	6.750%	10,000	10,184
01/15/2034	6.250%	26,000	25,584
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	20,000	20,047
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	112,000	103,899
01/15/2032	3.750%	16,000	14,549
01/15/2034	5.750%	41,000	40,180
DTE Energy Co.
07/01/2027	4.950%	825,000	829,016
Duke Energy Corp.
08/15/2052	5.000%	1,158,000	1,007,423
Duke Energy Indiana LLC
04/01/2053	5.400%	273,000	256,603
Edison International
11/15/2028	5.250%	834,000	835,474
Long Ridge Energy LLC(a)
02/15/2032	8.750%	30,000	31,654
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	996,000	998,393
03/15/2035	5.450%	2,300,000	2,334,788
NextEra Energy Operating Partners LP(a)
01/15/2029	7.250%	52,000	53,825
NRG Energy, Inc.(a)
07/15/2029	5.750%	61,000	61,010
02/15/2031	3.625%	22,000	20,427
02/01/2033	6.000%	41,000	41,222
01/15/2034	5.750%	41,000	40,630
05/15/2034	5.875%	20,000	19,888
01/15/2036	6.000%	67,000	66,791
05/15/2036	6.125%	23,000	23,024
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,178,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,733,735
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	52,000	50,943
PG&E Corp.(g)
03/15/2055	7.375%	25,000	25,478
09/15/2056	6.850%	9,000	8,971
Talen Energy Supply LLC(a)
02/01/2034	6.250%	17,000	16,894
02/01/2036	6.500%	42,000	42,328
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	29,000	28,819
01/15/2030	4.750%	76,000	73,419
Virginia Electric and Power Co.
03/15/2036	4.950%	685,000	670,301
VoltaGrid LLC(a)
11/01/2030	7.375%	14,000	14,540
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	29,000	30,927
03/15/2033	8.625%	49,000	52,555
04/15/2034	7.750%	68,000	71,572
Total			10,833,300
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	19,000	19,558
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	109,000	111,557
Total			131,115
Finance Companies 0.1%
Blackstone Private Credit Fund
05/15/2031	5.950%	500,000	492,552
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	39,000	38,455
GGAM Finance Ltd.(a)
04/15/2029	6.875%	60,000	61,369
03/15/2030	5.875%	52,000	52,138
goeasy Ltd.(a)
07/01/2029	7.625%	10,000	9,438
05/15/2030	6.875%	8,000	7,121
10/01/2030	7.375%	3,000	2,699
02/15/2031	6.875%	4,000	3,517
Navient Corp.
03/15/2031	11.500%	29,000	30,606
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%	56,000	57,105
03/15/2030	7.875%	31,000	32,265
05/15/2031	7.500%	52,000	53,725
03/15/2032	6.750%	27,000	27,082
03/15/2033	6.500%	50,000	49,188
09/15/2033	6.750%	31,000	30,702
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	75,000	78,311
Rocket Cos, Inc.(a)
08/01/2030	6.125%	65,000	66,184
08/01/2031	6.125%	11,000	11,234
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	74,000	66,619
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,932
04/15/2029	5.500%	69,000	64,081
UWM Holdings LLC(a)
02/01/2030	6.625%	70,000	65,160
03/15/2031	6.250%	65,000	57,871
Total			1,364,354
Food and Beverage 0.6%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	240,365
05/15/2038	5.150%	3,500,000	3,261,722
Campbell Soup Co.
03/23/2035	4.750%	1,230,000	1,148,138
Chobani LLC/Finance Corp., Inc.(a)
04/15/2034	6.375%	71,000	72,067
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	585,170
Heineken NV(a)
01/29/2028	3.500%	1,140,000	1,122,885
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	21,628
Mars, Inc.(a)
03/01/2030	4.800%	660,000	661,938
03/01/2035	5.200%	1,826,000	1,833,159
PepsiCo Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	869,357
Post Holdings, Inc.(a)
04/15/2030	4.625%	74,000	71,471
09/15/2031	4.500%	75,000	70,310
02/15/2032	6.250%	11,000	11,166
03/15/2036	6.500%	81,000	80,057
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	41,000	41,163
04/30/2029	4.375%	38,000	37,107
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	87,000	84,033
US Foods, Inc.(a)
02/15/2029	4.750%	52,000	51,378
06/01/2030	4.625%	16,000	15,614
01/15/2032	7.250%	53,000	54,991
Total			10,333,719
Gaming 0.0%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	54,000	51,892
02/15/2030	7.000%	28,000	28,174
02/15/2032	6.500%	21,000	20,456
10/15/2032	6.000%	46,000	41,688
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	30,000	29,973
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,570
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	17,000	17,621
10/01/2033	6.250%	54,000	53,652
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	52,000	52,259
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	64,000	61,331
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	40,000	40,613
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	41,000	41,531
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	94,000	80,414
Voyager Parent LLC(a)
07/01/2032	9.250%	37,000	39,126
Total			591,300
Health Care 0.6%
Abbott Laboratories
03/15/2036	4.650%	1,274,000	1,237,018
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	30,000	29,864
04/15/2029	5.000%	51,000	50,190
03/15/2033	7.375%	62,000	63,865
Avantor Funding, Inc.(a)
07/15/2028	4.625%	25,000	24,740
11/01/2029	3.875%	63,000	60,145
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	32,918
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	65,000	62,384
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	35,000	34,429
05/15/2030	5.250%	37,000	34,911
01/15/2032	10.875%	11,000	11,861
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	39,000	40,405
CVS Health Corp.
03/25/2038	4.780%	1,080,000	1,012,433
03/25/2048	5.050%	840,000	741,864
DaVita, Inc.(a)
07/15/2033	6.750%	33,000	34,033
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,192,078
12/15/2028	4.150%	689,000	683,251
HCA, Inc.
09/01/2030	3.500%	3,120,000	2,957,518
IQVIA, Inc.(a)
05/15/2030	6.500%	16,000	16,326
06/01/2032	6.250%	50,000	50,931
LifePoint Health, Inc.(a)
05/01/2034	7.000%	49,000	46,942
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	93,000	92,453
Select Medical Corp.(a)
12/01/2032	6.250%	26,000	25,269
Star Parent, Inc.(a)
10/01/2030	9.000%	98,000	102,817
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	82,000	83,045
Tenet Healthcare Corp.
11/01/2027	5.125%	37,000	36,997
10/01/2028	6.125%	41,000	41,145
05/15/2031	6.750%	30,000	30,733
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	84,000	83,524
Total			9,914,089
Healthcare Insurance 0.2%
Centene Corp.
02/15/2030	3.375%	29,000	27,051
10/15/2030	3.000%	40,000	36,168
03/01/2031	2.500%	40,000	34,933
08/01/2031	2.625%	25,000	21,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
01/15/2031	4.650%	400,000	400,001
04/15/2034	5.000%	2,519,000	2,517,546
04/15/2054	5.375%	7,000	6,597
Total			3,044,079
Independent Energy 0.1%
APA Corp.
02/15/2055	6.750%	482,000	503,134
Civitas Resources, Inc.(a)
06/15/2033	9.625%	51,000	55,905
CNX Resources Corp.(a)
03/01/2032	7.250%	22,000	22,648
03/01/2034	5.875%	64,000	62,224
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	20,000	20,145
01/15/2033	7.375%	20,000	19,873
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	24,000	23,912
04/15/2030	6.000%	16,000	15,718
04/15/2032	6.250%	19,000	18,390
11/01/2033	8.375%	47,000	48,975
02/15/2035	7.250%	25,000	24,607
Matador Resources Co.(a)
04/15/2032	6.500%	61,000	61,309
04/15/2033	6.250%	18,000	17,929
04/15/2034	6.000%	41,000	39,957
Occidental Petroleum Corp.
10/01/2054	6.050%	760,000	770,002
SM Energy Co.(a)
08/01/2029	6.750%	35,000	35,629
08/01/2032	7.000%	7,000	7,063
04/15/2034	6.625%	56,000	55,132
Vital Energy, Inc.(a)
04/15/2032	7.875%	28,000	28,353
Total			1,830,905
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,715,242
03/17/2052	3.001%	840,000	535,177
Total			2,250,419
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	53,000	52,095
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
03/15/2030	5.750%	34,000	34,401
08/01/2032	5.750%	27,000	27,274
02/15/2033	6.125%	42,000	42,522
Cinemark USA, Inc.(a)
07/15/2028	5.250%	51,000	50,893
NCL Corp., Ltd.(a)
01/15/2031	5.875%	52,000	50,446
02/01/2032	6.750%	31,000	30,922
09/15/2033	6.250%	32,000	31,067
NCL Finance Ltd.(a)
03/15/2028	6.125%	33,000	33,252
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	104,000	103,392
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	96,000	98,878
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	44,000	44,581
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,413
Viking Cruises Ltd.(a)
07/15/2031	9.125%	38,000	39,829
10/15/2033	5.875%	70,000	70,040
Total			733,005
Life Insurance 0.1%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,061,157
04/12/2029	5.250%	1,013,000	1,029,782
Principal Life Global Funding II(a)
11/27/2029	4.950%	297,000	297,936
Total			2,388,875
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	40,000	40,148
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	25,000	24,397
01/15/2032	6.625%	75,000	76,123
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	84,000	83,464
Travel + Leisure Co.(a)
06/01/2031	6.250%	63,000	63,397
09/01/2033	6.125%	5,000	4,943
Wyndham Hotels & Resorts, Inc.(a)
03/01/2033	5.625%	21,000	20,713
Total			313,185
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
CBS Corp.
07/01/2042	4.850%	18,000	12,194
Clear Channel Outdoor Holdings, Inc.(a)
06/01/2029	7.500%	29,000	29,031
04/01/2030	7.875%	33,000	34,336
02/15/2031	7.125%	39,000	40,411
03/15/2033	7.500%	39,000	41,108
Discovery Global Holdings, Inc.
03/15/2032	4.279%	30,000	26,882
03/15/2042	5.050%	122,000	89,302
03/15/2052	5.141%	15,000	10,045
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	14,000	9,391
Gray Media, Inc.(a)
07/15/2032	9.625%	30,000	28,959
08/15/2033	7.250%	28,000	27,563
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	5,937
08/15/2030	7.750%	14,410	13,451
Mav Acquisition Corp.(a)
08/01/2029	8.000%	20,000	20,040
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	25,000	25,401
Meta Platforms, Inc.
05/15/2046	6.200%	1,328,000	1,328,306
11/15/2055	5.625%	648,000	587,232
11/15/2065	5.750%	463,000	415,784
Nexstar Media, Inc.(a)
09/15/2033	6.500%	61,000	61,022
04/15/2034	7.250%	61,000	60,835
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	30,000	31,410
07/01/2034	8.750%	35,000	37,142
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	24,000	23,276
02/15/2031	7.375%	20,000	20,798
06/15/2034	6.000%	17,000	16,967
Roblox Corp.(a)
05/01/2030	3.875%	33,000	31,204
Snap, Inc.(a)
03/01/2033	6.875%	86,000	83,780
03/15/2034	6.875%	56,000	54,220
Univision Communications, Inc.(a)
05/01/2029	4.500%	15,000	14,303
06/30/2030	7.375%	19,000	19,046
04/15/2033	8.875%	21,000	20,683
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viacom, Inc.
09/01/2043	5.850%	22,000	16,493
ViacomCBS, Inc.
05/19/2050	4.950%	17,000	10,975
Total			3,247,527
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,492
Carpenter Technology Corp.(a)
03/01/2034	5.625%	31,000	30,998
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	9,000	9,076
03/15/2032	7.000%	7,000	6,965
05/01/2033	7.375%	6,000	5,992
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	21,000	22,128
Constellium SE(a)
04/15/2029	3.750%	32,000	30,742
08/15/2032	6.375%	10,000	10,166
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	51,000	51,260
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	34,000	32,510
03/01/2034	5.875%	71,000	70,223
Novelis Corp.(a)
01/30/2030	4.750%	74,000	71,585
08/15/2031	3.875%	54,000	49,154
08/15/2033	6.375%	54,000	54,399
Novelis, Inc.(a)
01/30/2030	6.875%	11,000	11,269
WS Escrow LLC(a)
06/01/2033	7.750%	75,000	76,968
Total			546,927
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	30,000	32,188
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	100,000	102,112
CNX Midstream Partners LP(a)
04/15/2030	4.750%	64,000	60,963
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	53,000	55,104
06/30/2033	7.375%	68,000	69,359
06/01/2034	6.875%	37,000	36,872
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,166,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
05/15/2054	5.950%	930,000	890,230
Harvest Midstream I LP(a)
05/15/2034	6.750%	33,000	33,447
ITT Holdings LLC(a)
08/01/2029	6.500%	6,000	5,931
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	629,078
NuStar Logistics LP
10/01/2030	6.375%	24,000	24,811
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	20,000	20,548
Sunoco LP(a),(g),(h)
	7.875%	39,000	40,552
Sunoco LP(a)
07/15/2031	5.375%	29,000	28,610
05/01/2032	7.250%	23,000	23,846
07/01/2033	6.250%	39,000	39,323
Sunoco LP/Finance Corp.
04/30/2030	4.500%	71,000	68,696
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	80,000	81,497
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	22,000	21,000
08/15/2031	4.125%	48,000	45,058
11/01/2033	3.875%	19,000	16,935
05/01/2036	6.000%	53,000	53,561
Venture Global LNG, Inc.(a)
01/15/2030	7.000%	30,000	30,582
06/01/2031	8.375%	25,000	26,026
02/01/2032	9.875%	46,000	49,089
12/15/2034	6.375%	27,000	26,532
06/15/2036	6.625%	34,000	33,513
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	17,000	17,389
05/01/2033	7.500%	37,000	40,608
01/15/2034	6.500%	15,000	15,626
06/15/2034	6.500%	52,000	54,148
05/01/2035	7.750%	15,000	16,816
01/15/2036	6.750%	95,000	100,699
Western Midstream Operating LP
04/01/2033	6.150%	764,000	797,015
Total			4,754,517
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	585,000	561,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
15

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co Gas Capital Corp.
09/15/2028	4.050%	520,000	514,551
Total			1,076,182
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	40,000	40,739
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	40,000	39,737
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	14,000	14,029
10/01/2033	6.500%	32,000	32,393
10/01/2035	6.750%	58,000	59,495
Nabors Industries, Inc.(a)
01/31/2030	9.125%	50,000	52,269
08/15/2031	8.875%	6,000	6,162
11/15/2032	7.625%	27,000	27,613
Oceaneering International, Inc.(a),(d)
07/15/2034	6.875%	26,000	26,422
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	25,231	25,760
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	11,359
05/15/2031	8.500%	20,000	20,756
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	50,000	51,225
Total			407,959
Other Industry 0.0%
Williams Scotsman, Inc.(a)
04/15/2030	6.625%	50,000	51,504
Other REIT 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	31,000	30,994
05/15/2029	4.875%	21,000	20,536
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	20,000	20,391
06/15/2033	6.500%	41,000	42,071
Service Properties Trust(a)
11/15/2031	8.625%	26,000	27,384
Total			141,376
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	125,000	118,834
01/30/2031	6.250%	26,000	26,276
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	30,000	29,990
04/15/2030	8.750%	64,000	63,139
04/15/2032	6.750%	26,000	25,239
Sword Purchaser LLC(a)
04/15/2033	8.250%	70,000	72,407
04/15/2034	10.500%	49,000	51,204
Total			387,089
Pharmaceuticals 0.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	110,000	111,346
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,163,990
11/21/2029	3.200%	1,232,000	1,179,701
Amgen, Inc.
03/02/2033	5.250%	1,240,000	1,261,945
03/02/2063	5.750%	620,000	601,232
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,991
06/01/2028	4.875%	20,000	18,491
09/30/2028	11.000%	11,000	11,199
02/15/2029	6.250%	17,000	12,811
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	52,000	51,047
Merck & Co., Inc.
05/22/2036	5.200%	2,224,000	2,250,999
Organon Finance 1 LLC(a)
04/30/2028	4.125%	18,000	17,773
04/30/2031	5.125%	11,000	10,887
Total			9,696,412
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	44,000	41,403
08/01/2029	6.000%	48,000	42,466
11/06/2030	7.500%	52,000	49,306
07/01/2032	6.750%	21,000	18,880
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	24,000	24,188
11/01/2029	5.875%	32,000	31,258
01/15/2031	7.000%	99,000	100,598
10/01/2031	6.500%	15,000	14,955
10/01/2032	7.375%	72,000	71,535
AmWINS Group, Inc.(a)
02/15/2029	6.375%	30,000	30,131
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	90,000	91,027
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	102,000	99,103
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	23,000	21,316
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	44,000	42,970
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	22,000	19,805
HUB International Ltd.(a)
12/01/2029	5.625%	31,000	30,823
06/15/2030	7.250%	68,000	69,786
01/31/2032	7.375%	111,000	113,036
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	127,000	126,544
Total			1,039,130
Railroads 0.1%
Canadian Pacific Railway Co.
03/15/2029	4.000%	225,000	221,597
12/02/2031	2.450%	1,287,000	1,144,540
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	71,000	72,071
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	98,000	100,648
Total			1,538,856
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	31,000	31,185
10/15/2030	4.000%	33,000	31,166
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	72,000	70,608
Total			132,959
Retailers 0.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	30,000	30,773
08/01/2033	7.375%	29,000	30,036
Amazon.com, Inc.
03/13/2036	4.875%	1,799,000	1,770,643
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	43,000	41,787
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	94,729	107,489
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	40,000	40,519
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	68,000	70,859
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	18,955
Lowe’s Companies, Inc.
04/01/2062	4.450%	590,000	458,269
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	54,000	50,835
Total			2,620,165
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	23,000	21,885
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	52,000	50,252
Total			72,137
Technology 0.7%
Alphabet, Inc.
02/15/2036	4.800%	1,316,000	1,293,185
Amentum Escrow Corp.(a)
08/01/2032	7.250%	89,000	91,640
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	117,000	117,394
APLD ComputeCo 3 LLC(a)
06/15/2031	7.000%	59,000	58,914
APLD ComputeCo LLC(a)
12/15/2030	9.250%	101,000	108,968
Black Pearl Compute LLC(a)
02/15/2031	6.125%	65,000	65,962
Block, Inc.(a)
08/15/2030	5.625%	32,000	32,085
08/15/2033	6.000%	25,000	25,158
Block, Inc.
05/15/2032	6.500%	57,000	58,208
Broadcom, Inc.
04/15/2028	4.800%	808,000	812,874
Broadcom, Inc.(a)
11/15/2036	3.187%	1,774,000	1,483,555
CACI International, Inc.(a)
06/15/2033	6.375%	49,000	49,698
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	11,000	6,171
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	11,000	5,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
17

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cipher Compute LLC(a)
11/15/2030	7.125%	20,000	20,811
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	88,000	78,739
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	176,000	170,881
06/30/2032	8.250%	39,000	36,514
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	135,000	114,722
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	94,000	95,303
CoreWeave, Inc.(a)
06/01/2030	9.250%	9,000	9,055
02/01/2031	9.000%	59,000	58,341
10/01/2031	9.750%	52,000	51,865
07/15/2032	9.625%	35,000	34,486
Entegris Escrow Corp.(a)
06/15/2030	5.950%	49,000	49,462
Entegris, Inc.(a)
05/01/2029	3.625%	39,000	37,285
Fidelity National Information Services, Inc.
03/10/2028	4.450%	274,000	273,027
Flash Compute LLC(a)
12/31/2030	7.250%	39,000	40,121
HealthEquity, Inc.(a)
10/01/2029	4.500%	42,000	40,795
Intel Corp.
03/25/2050	4.750%	675,000	559,826
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	42,000	30,480
ION Platform Finance US, Inc./SARL(a)
05/15/2028	5.750%	37,000	33,970
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,974
07/15/2028	5.000%	81,000	80,644
02/15/2029	7.000%	17,000	17,326
01/15/2033	6.250%	15,000	15,142
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	51,000	51,092
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	74,000	70,960
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	28,000	29,842
NCR Corp.(a)
10/01/2028	5.000%	52,000	50,698
04/15/2029	5.125%	4,000	3,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	60,000	61,209
05/15/2031	10.375%	17,000	17,613
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	585,000	557,224
05/11/2031	2.500%	809,000	725,994
Oracle Corp.
09/26/2065	6.100%	2,031,000	1,698,415
Picard Midco, Inc.(a)
03/31/2029	6.500%	17,000	16,501
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	155,000	154,790
QTS Fayetteville I DC1-2 LLC / TRS(a)
04/15/2036	5.700%	1,205,000	1,145,435
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	2,000	1,923
03/15/2030	10.750%	10,000	9,541
07/15/2030	11.125%	14,000	13,425
Science Applications International Corp.(a)
11/01/2033	5.875%	81,000	79,795
Seagate Data Storage Technology Pte Ltd.(a)
07/15/2031	8.500%	12,000	12,540
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	85,000	85,176
Stingray Compute LLC(a)
06/15/2031	6.000%	22,000	22,051
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	135,000	133,094
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	15,774
UKG, Inc.(a)
02/01/2031	6.875%	52,000	50,488
WEX, Inc.(a)
03/15/2033	6.500%	82,000	81,673
WULF Compute LLC(a)
10/15/2030	7.750%	37,000	38,836
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	73,000	59,324
Total			11,259,802
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	41,000	42,224
02/15/2031	8.000%	43,000	43,414
06/15/2032	8.375%	18,000	18,125
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	822,238
Total			926,001
Wireless 0.0%
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	18,000	14,808
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	11,000	11,323
Iliad Holding SAS(a)
10/15/2028	7.000%	51,000	51,243
Iliad Holding SASU(a)
04/15/2032	7.000%	28,000	28,512
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	37,000	39,762
02/15/2037	7.500%	10,000	10,269
Optics Bidco SpA(a)
06/04/2038	7.721%	9,000	9,393
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	10,000	9,769
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	19,000	19,853
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	39,000	41,129
Windstream Services LLC(a)
10/15/2033	7.500%	21,000	22,117
Total			243,370
Total Corporate Bonds & Notes (Cost $133,507,158)			133,761,376

Exchange-Traded Equity Funds 2.8%
	Shares	Value ($)
U.S. Mid Large Cap 2.8%
iShares Core MSCI EAFE ETF	501,396	48,424,826
Total Exchange-Traded Equity Funds (Cost $37,768,900)		48,424,826

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	58,000	60,784
Total Foreign Government Obligations (Cost $58,425)			60,784

Residential Mortgage-Backed Securities - Agency 11.9%

Fannie Mae REMICS(b),(j)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.308%	4,848,225	412,033
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.272%	7,465,353	583,874
CMO Series 2026-36 Class SN
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 05/25/2056	1.972%	7,516,668	583,063
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.028%	1,866,055	1,885,546
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.478%	1,786,504	1,779,035
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.928%	2,278,282	2,305,732
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	4.828%	2,222,876	2,237,466
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.428%	3,832,069	3,881,921
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.478%	5,494,313	5,485,650
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
19

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2032	7.000%	3,998	4,226
07/01/2032	6.500%	2,215	2,295
01/01/2033	3.000%	286,418	276,040
12/01/2051- 06/01/2052	2.500%	12,127,581	10,188,524
07/01/2052	3.500%	3,620,707	3,293,278
07/01/2052- 01/01/2055	4.500%	10,703,218	10,345,058
11/01/2052- 01/01/2054	4.000%	18,795,960	17,675,646
12/01/2054	5.000%	2,842,024	2,822,798
05/01/2055- 10/01/2055	5.500%	6,959,295	7,023,626
Federal Home Loan Mortgage Corp.(k)
05/01/2032	6.500%	27,782	28,779
06/01/2037	6.000%	20,450	21,264
02/01/2038	5.500%	102,455	105,179
07/01/2043	3.000%	95,968	86,889
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.243%	3,455,014	306,176
Federal Home Loan Mortgage Corp. REMICS(b),(j)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.308%	2,749,906	276,504
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	2.265%	2,981,564	295,032
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	2.272%	6,070,653	522,998
Federal National Mortgage Association
10/01/2026- 04/01/2052	3.500%	1,359,519	1,237,473
11/01/2026- 01/01/2029	4.000%	14,213	14,101
08/01/2028- 09/01/2032	6.500%	20,743	21,474
12/01/2028- 09/01/2054	6.000%	9,261,463	9,494,192
07/01/2029- 12/01/2032	7.000%	103,472	109,269
02/01/2038- 03/01/2054	5.500%	4,428,379	4,461,802
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2051	2.500%	5,058,404	4,286,782
02/01/2052- 03/01/2052	2.000%	9,184,652	7,444,259
04/01/2052	3.000%	3,676,796	3,211,753
08/01/2053- 12/01/2054	5.000%	18,198,315	18,008,990
12/01/2054	4.500%	5,282,980	5,084,057
Federal National Mortgage Association(k)
02/01/2031	3.500%	37,030	36,442
Federal National Mortgage Association REMICS(b),(j)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	2.358%	2,756,424	311,189
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	2.258%	3,124,177	274,258
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	2.372%	4,525,173	363,634
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.728%	3,651,884	3,659,461
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.058%	2,355,365	2,385,426
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.578%	2,275,093	2,307,523
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.578%	5,257,996	5,381,326
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.948%	2,351,561	2,371,508
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.578%	1,286,807	1,316,425
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.228%	2,451,397	2,522,161
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.078%	4,946,436	4,990,484
Freddie Mac REMICS(b),(j)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.522%	4,649,888	242,240
Government National Mortgage Association(b),(j)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.297%	3,108,649	316,254
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.447%	2,344,154	255,540
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.347%	3,054,332	347,826
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.547%	5,665,500	686,223
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.547%	2,414,010	283,294
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.547%	2,369,874	248,048
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.547%	4,477,873	527,139
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.547%	2,794,813	329,214
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.547%	2,241,997	288,802
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	3.041%	6,711,491	684,743
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.891%	13,970,137	846,441
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.641%	9,221,357	495,839
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.491%	2,765,296	238,062
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.391%	7,893,782	670,848
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.391%	9,459,478	778,209
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.441%	9,599,903	904,636
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.441%	7,687,374	741,008
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	2.297%	5,623,175	583,534
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
21

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.741%	32,932,716	777,499
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.391%	6,232,062	527,171
Government National Mortgage Association(j)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	7,296,119	1,341,467
CMO Series 2024-28 Class IM
01/20/2050	4.000%	2,020,809	283,858
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.709%	2,987,229	3,002,897
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.609%	2,186,565	2,187,661
CMO Series 2026-106 Class M
30-day Average SOFR + 2.910% Floor 2.910%, Cap 7.110% 06/20/2056	6.510%	900,000	888,750
Uniform Mortgage-Backed Security TBA(d)
07/16/2041- 07/13/2056	3.000%	17,825,000	15,671,674
07/16/2041- 07/13/2056	3.500%	12,600,000	11,639,743
07/16/2041- 07/13/2056	4.000%	2,400,000	2,279,413
07/13/2056	5.500%	5,500,000	5,517,574
Total Residential Mortgage-Backed Securities - Agency (Cost $205,503,686)			205,308,228

Residential Mortgage-Backed Securities - Non-Agency 8.1%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	2,854,736	2,870,623
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	2,183,476	2,185,343
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	2,267,947	2,264,860
A&D Mortgage Trust(a),(c)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	1,935,185	1,912,911
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHM Trust(a),(c)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	3,660,454	3,627,621
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,407,792	1,280,550
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	73,844	69,146
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	353,812
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	174,198	168,013
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,072,748	3,059,754
CMO Series 2025-13 Class A1
10/25/2070	4.929%	1,455,806	1,444,011
Barclays Mortgage Loan Trust(a),(c)
CMO Series 2026-NQM5 Class A1
05/25/2066	5.523%	2,666,443	2,661,077
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	95,862	94,876
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	463,746	438,900
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	188,935	179,152
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	19,724	19,557
CMO Series 2026-NMR1 Class A1
08/25/2062	5.395%	2,636,818	2,624,031
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	400,280
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	263,462	263,884
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	689,548	692,142
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,041,426	1,045,779
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,437,470	1,374,041
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	539,996	539,193
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(g)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	3,008,792	2,926,934
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	221,816	199,852
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,418,554	1,302,537
CMO Series 2025-12 Class A1
01/26/2071	4.983%	1,607,395	1,597,027
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	695,043	695,683
CMO Series 2025-7 Class A1
06/25/2070	5.470%	4,130,460	4,139,507
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.728%	975,000	988,894
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	398,375	325,908
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	123,630	110,401
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	137,033
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	560,709
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	272,942
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	272,432	273,247
CSMC(a),(c)
CMO Series 2022-ATH1 Class A2
01/25/2067	3.405%	2,122,512	1,989,733
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,004,723	959,271
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	748,295	747,238
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,124,856	1,121,331
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	416,587	374,118
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	174,958	169,887
EFMT(a),(c)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	1,722,881	1,709,898
CMO Series 2026-NQM6 Class A1
06/25/2071	5.511%	2,400,000	2,399,880
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	28,599	28,106
CMO Series 2022-2 Class A1
04/25/2067	4.299%	3,938,256	3,930,307
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	682,712	684,744
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	1,035,461	1,023,262
Fig Six Trust(a),(c)
CMO Series 2026-PF1 Class A
08/25/2056	5.874%	1,350,000	1,353,908
FIGRE Trust(a),(g)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	1,012,147	1,008,376
FIGRE Trust(a),(c)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	1,167,884	1,151,302
CMO Series 2026-FL2 Class A1
06/25/2056	5.516%	2,450,000	2,453,967
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.278%	86,665	86,916
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.528%	1,100,000	1,115,672
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.778%	44,549	44,634
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,218,239	1,185,826
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.578%	508,206	513,972
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	4.478%	37,404	37,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
23

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	288,323	281,778
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,136,330	1,080,502
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,084,766	4,095,453
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	2,880,272	2,853,582
GCAT Trust(a),(g)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,009,024	1,006,718
GITSIT Mortgage Loan Trust(a),(g)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	1,121,718	1,112,668
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	145,594	139,647
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	1,511,492	1,501,342
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	1,298,076	1,299,408
HOMES Trust(a),(c)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	1,303,421	1,300,789
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	3,100,956	3,074,492
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	652,348	654,074
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	1,214,421	1,215,262
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	247,491	238,692
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	437,034
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	280,762	265,391
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	5.000%	3,681,828	3,647,609
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	251,972	252,170
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	1,412,304	1,407,604
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	29,873	29,351
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	5,682	5,583
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	9,500	9,338
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	181,247	179,360
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,048,545
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	1,286,117	1,288,558
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	2,240,826	2,226,539
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	88,260	84,072
NYMT Loan Trust(a),(c)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	2,100,434	2,081,557
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	880,827	881,316
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	725,600	725,834
OBX Trust(a),(c)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	1,991,014	1,994,279
CMO Series 2026-NQM8 Class A1
05/25/2066	5.576%	1,400,000	1,396,532
CMO Series 2026-NQM9 Class A1
04/25/2066	5.470%	2,700,000	2,697,957
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	111,774	106,189
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,462,888
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,095,045
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	922,531
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(g)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	605,206	593,695
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	685,000	663,457
CMO Series 2026-4 Class A1
06/25/2031	6.004%	2,650,000	2,650,299
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	106,798	107,041
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	344,993	346,612
PRPM Trust(a),(c)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	2,324,433	2,330,750
PRPM Trust(a),(b)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 1.400% 10/25/2070	4.986%	2,645,186	2,628,622
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.348%	46,562	46,766
RCO IX Mortgage LLC(a),(g)
CMO Series 2026-2 Class A1
05/25/2031	5.862%	1,743,307	1,735,170
SG Residential Mortgage Trust(a),(c)
CMO Series 2026-4 Class A1
07/01/2066	5.573%	1,500,000	1,499,766
Spruce Hill Mortgage Loan Trust(a),(g)
CMO Series 2022-SH1 Class A1A
07/25/2057	4.100%	1,951,562	1,944,235
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	5,916	5,896
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	33,683	32,845
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	407,709
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	336	335
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	23,834	23,737
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	4.763%	145,948	146,016
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	4.763%	197,038	199,978
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	75,660	75,670
Verus Securitization Trust(a),(c)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	33,556	32,829
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	42,505	41,614
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	3.724%	2,442,297	2,312,783
CMO Series 2023-6 Class A2
09/25/2068	6.939%	284,027	283,987
CMO Series 2023-8 Class A1
12/25/2068	6.259%	235,088	235,563
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,069,536	1,069,888
CMO Series 2024-3 Class A1
04/25/2069	6.338%	867,220	872,168
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	827,276	830,475
CMO Series 2025-7 Class A1
08/25/2070	5.129%	2,914,032	2,904,712
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	36,727	35,841
CMO Series 2020-1R Class A3
11/25/2055	1.873%	42,848	41,865
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	1,605,798	1,605,350
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	1,450,000	1,450,932
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $141,164,214)			138,446,266

U.S. Treasury Obligations 0.9%

U.S. Treasury
10/15/2027	3.875%	10,000,000	9,963,672
U.S. Treasury(k)
05/15/2047	3.000%	7,550,000	5,605,875
Total U.S. Treasury Obligations (Cost $15,991,105)			15,569,547
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
25

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(l),(m)	67,725,826	67,685,190
Total Money Market Funds (Cost $67,699,501)		67,685,190
Total Investments in Securities (Cost: $1,388,145,052)		1,772,788,302
Other Assets & Liabilities, Net		(51,230,687)
Net Assets		1,721,557,615
At June 30, 2026, securities and/or cash totaling $4,229,079 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	282	09/2026	USD	32,007,000	828,896	—
U.S. Treasury 10-Year Note	296	09/2026	USD	32,527,625	302,346	—
U.S. Treasury 5-Year Note	268	09/2026	USD	28,688,563	—	(38,594)
U.S. Treasury Ultra 10-Year Note	29	09/2026	USD	3,261,594	42,536	—
U.S. Treasury Ultra Bond	225	09/2026	USD	26,135,156	784,546	—
Total					1,958,324	(38,594)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(318)	09/2026	USD	(65,550,234)	23,371	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $274,586,160, which represents 15.95% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(d)	Represents a security purchased on a when-issued basis.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(h)	Perpetual security with no specified maturity date.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	70,792,807	246,373,745	(249,468,138)	(13,224)	67,685,190	(4,464)	1,219,402	67,725,826
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
27

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	83,208,581	—	83,208,581
Commercial Mortgage-Backed Securities - Non-Agency	—	22,553,869	—	22,553,869
Common Stocks
Communication Services	122,975,250	—	—	122,975,250
Consumer Discretionary	103,992,626	—	—	103,992,626
Consumer Staples	12,712,901	—	—	12,712,901
Energy	26,622,415	—	—	26,622,415
Financials	135,124,249	—	—	135,124,249
Health Care	105,998,825	—	—	105,998,825
Industrials	105,962,360	—	—	105,962,360
Information Technology	404,738,185	—	—	404,738,185
Materials	10,295,198	—	—	10,295,198
Real Estate	11,779,007	—	—	11,779,007
Utilities	17,568,619	—	—	17,568,619
Total Common Stocks	1,057,769,635	—	—	1,057,769,635
Corporate Bonds & Notes	—	133,761,376	—	133,761,376
Exchange-Traded Equity Funds	48,424,826	—	—	48,424,826
Foreign Government Obligations	—	60,784	—	60,784
Residential Mortgage-Backed Securities - Agency	—	205,308,228	—	205,308,228
Residential Mortgage-Backed Securities - Non-Agency	—	138,446,266	—	138,446,266
U.S. Treasury Obligations	—	15,569,547	—	15,569,547
Money Market Funds	67,685,190	—	—	67,685,190
Total Investments in Securities	1,173,879,651	598,908,651	—	1,772,788,302
Investments in Derivatives
Asset
Futures Contracts	1,981,695	—	—	1,981,695
Liability
Futures Contracts	(38,594)	—	—	(38,594)
Total	1,175,822,752	598,908,651	—	1,774,731,403
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Variable Portfolio – Balanced Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,320,445,551)	$1,705,103,112
Affiliated issuers (cost $67,699,501)	67,685,190
Receivable for:
Investments sold	2,519,210
Investments sold on a delayed delivery basis	16,762
Capital shares sold	153,651
Dividends	568,542
Interest	3,610,790
Foreign tax reclaims	19,487
Variation margin for futures contracts	37,266
Expense reimbursement due from Investment Manager	1,181
Prepaid expenses	1,142
Total assets	1,779,716,333
Liabilities
Due to custodian	45,591
Payable for:
Investments purchased	17,363,376
Investments purchased on a delayed delivery basis	38,205,336
Capital shares redeemed	1,589,198
Variation margin for futures contracts	494,815
Management services fees	30,937
Distribution and/or service fees	6,644
Service fees	99,176
Compensation of chief compliance officer	129
Compensation of board members	2,920
Other expenses	85,143
Deferred compensation of board members	235,453
Total liabilities	58,158,718
Net assets applicable to outstanding capital stock	$1,721,557,615
Represented by
Trust capital	$1,721,557,615
Total - representing net assets applicable to outstanding capital stock	$1,721,557,615
Class 1
Net assets	$86,043,709
Shares outstanding	1,458,997
Net asset value per share	$58.97
Class 2
Net assets	$308,691,698
Shares outstanding	5,392,761
Net asset value per share	$57.24
Class 3
Net assets	$1,326,822,208
Shares outstanding	22,817,633
Net asset value per share	$58.15
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
29

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,345,218
Dividends — affiliated issuers	1,219,402
Interest	13,993,352
Foreign taxes withheld	(14,034)
Total income	21,543,938
Expenses:
Management services fees	5,482,981
Distribution and/or service fees
Class 2	360,446
Class 3	809,266
Service fees	538,577
Custodian fees	24,988
Printing and postage fees	18,432
Accounting services fees	21,658
Legal fees	18,019
Interest on collateral	1,825
Compensation of chief compliance officer	131
Compensation of board members	14,214
Deferred compensation of board members	38,778
Other	12,844
Total expenses	7,342,159
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(105,617)
Total net expenses	7,236,542
Net investment income	14,307,396
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	65,535,572
Investments — affiliated issuers	(4,464)
Futures contracts	(4,788,355)
Net realized gain	60,742,753
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,575,218
Investments — affiliated issuers	(13,224)
Futures contracts	3,212,628
Net change in unrealized appreciation (depreciation)	18,774,622
Net realized and unrealized gain	79,517,375
Net increase in net assets resulting from operations	$93,824,771
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Variable Portfolio – Balanced Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$14,307,396	$27,375,752
Net realized gain	60,742,753	112,072,922
Net change in unrealized appreciation (depreciation)	18,774,622	70,247,985
Net increase in net assets resulting from operations	93,824,771	209,696,659
Decrease in net assets from capital stock activity	(53,586,355)	(67,588,818)
Total increase in net assets	40,238,416	142,107,841
Net assets at beginning of period	1,681,319,199	1,539,211,358
Net assets at end of period	$1,721,557,615	$1,681,319,199

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	112,952	6,371,906	383,148	19,697,058
Shares redeemed	(42,093)	(2,386,686)	(43,671)	(2,253,344)
Net increase	70,859	3,985,220	339,477	17,443,714
Class 2
Shares sold	436,242	23,925,785	1,207,779	60,289,860
Shares redeemed	(234,030)	(12,910,828)	(258,431)	(13,196,632)
Net increase	202,212	11,014,957	949,348	47,093,228
Class 3
Shares sold	26,592	1,433,224	94,041	4,745,246
Shares redeemed	(1,255,750)	(70,019,756)	(2,676,810)	(136,871,006)
Net decrease	(1,229,158)	(68,586,532)	(2,582,769)	(132,125,760)
Total net decrease	(956,087)	(53,586,355)	(1,293,944)	(67,588,818)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$55.75	0.52	2.70	3.22
Year Ended 12/31/2025	$48.88	0.96	5.91	6.87
Year Ended 12/31/2024	$42.67	0.96	5.25	6.21
Year Ended 12/31/2023	$35.15	0.76	6.76	7.52
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$54.18	0.44	2.62	3.06
Year Ended 12/31/2025	$47.63	0.81	5.74	6.55
Year Ended 12/31/2024	$41.67	0.82	5.14	5.96
Year Ended 12/31/2023	$34.41	0.65	6.61	7.26
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$55.01	0.48	2.66	3.14
Year Ended 12/31/2025	$48.29	0.88	5.84	6.72
Year Ended 12/31/2024	$42.20	0.88	5.21	6.09
Year Ended 12/31/2023	$34.81	0.69	6.70	7.39
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Balanced Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$58.97	5.77%	0.74% (c)	0.73% (c)	1.87%	44%	$86,044
Year Ended 12/31/2025	$55.75	14.05%	0.75% (c)	0.75% (c)	1.85%	126%	$77,391
Year Ended 12/31/2024	$48.88	14.56%	0.75% (c)	0.74% (c)	2.04%	196%	$51,263
Year Ended 12/31/2023	$42.67	21.40%	0.76% (c)	0.75% (c)	1.97%	182%	$28,713
Year Ended 12/31/2022	$35.15	(16.65% )	0.76% (c)	0.76% (c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75% (c)	0.75% (c)	0.82%	118%	$11,736
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$57.24	5.65%	0.99% (c)	0.98% (c)	1.62%	44%	$308,692
Year Ended 12/31/2025	$54.18	13.75%	1.00% (c)	1.00% (c)	1.60%	126%	$281,227
Year Ended 12/31/2024	$47.63	14.30%	1.00% (c)	0.99% (c)	1.78%	196%	$201,991
Year Ended 12/31/2023	$41.67	21.10%	1.01% (c)	1.00% (c)	1.71%	182%	$132,373
Year Ended 12/31/2022	$34.41	(16.87% )	1.01% (c)	1.01% (c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00% (c)	1.00% (c)	0.60%	118%	$33,191
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$58.15	5.71%	0.87% (c)	0.85% (c)	1.74%	44%	$1,326,822
Year Ended 12/31/2025	$55.01	13.91%	0.87% (c)	0.87% (c)	1.72%	126%	$1,322,701
Year Ended 12/31/2024	$48.29	14.43%	0.88% (c)	0.87% (c)	1.91%	196%	$1,285,957
Year Ended 12/31/2023	$42.20	21.23%	0.89% (c)	0.87% (c)	1.82%	182%	$1,219,262
Year Ended 12/31/2022	$34.81	(16.74% )	0.88% (c)	0.88% (c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88% (c)	0.88% (c)	0.69%	118%	$1,406,738
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2026
33

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
Columbia Variable Portfolio – Balanced Fund  | 2026
35

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet
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Columbia Variable Portfolio – Balanced Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,981,695 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	38,594 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Balanced Fund  | 2026
37

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,788,355)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,212,628
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	129,333,797
Futures contracts — short	67,616,577
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Balanced Fund  | 2026
39

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
40
Columbia Variable Portfolio – Balanced Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.6594% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Balanced Fund  | 2026
41

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.71	0.76
Class 2	0.96	1.01
Class 3	0.835	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $720,911,785 and $755,600,697, respectively, for the six months ended June 30, 2026, of which $270,556,195 and $282,659,299, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
42
Columbia Variable Portfolio – Balanced Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 96.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Variable Portfolio – Balanced Fund  | 2026
43

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
44
Columbia Variable Portfolio – Balanced Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Balanced Fund  | 2026
45

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
46
Columbia Variable Portfolio – Balanced Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Balanced Fund  | 2026
47

Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7000_(08/26)

Variable Portfolio – Managed Volatility Moderate Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
03/26/2034	5.300%	556,000	565,968
Boeing Co. (The)
08/01/2059	3.950%	878,000	624,368
05/01/2060	5.930%	80,000	78,811
L3Harris Technologies, Inc.
06/01/2034	5.350%	334,000	339,580
Lockheed Martin Corp.
06/15/2050	2.800%	255,000	161,152
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	341,813
10/15/2047	4.030%	295,000	234,870
Raytheon Technologies Corp.
02/27/2053	5.375%	319,000	305,466
United Technologies Corp.
07/15/2038	6.125%	25,000	26,931
11/01/2046	3.750%	70,000	53,633
Total			2,732,592
Banking 0.1%
Bank of America Corp.(b)
03/20/2051	4.083%	1,075,000	851,060
Barclays PLC(b)
06/26/2037	5.586%	287,000	286,539
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	280,000	272,162
01/28/2056	5.734%	410,000	403,590
HSBC Holdings PLC(b)
03/10/2037	5.279%	447,000	441,793
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	1,120,000	881,744
Morgan Stanley(b)
04/10/2037	5.296%	1,285,000	1,278,578
US Bancorp(b)
01/26/2037	5.033%	130,000	128,213
Wells Fargo & Co.(b)
04/04/2051	5.013%	595,000	533,398
Total			5,077,077
Building Materials 0.0%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	206,000	207,825
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC
06/30/2062	3.950%	1,029,000	607,574
Comcast Corp.
11/01/2056	2.937%	1,325,000	716,335
Total			1,323,909
Chemicals 0.0%
Dow Chemical Co. (The)
03/15/2055	5.950%	110,000	102,245
LYB International Finance III LLC
04/01/2051	3.625%	315,000	208,019
Total			310,264
Construction Machinery 0.0%
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	179,569
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	305,315
Siemens Funding BV(a)
05/28/2035	5.200%	239,000	243,042
Total			548,357
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	717,000	490,394
05/15/2051	3.450%	235,000	158,368
Ameren Corp.
05/15/2036	5.000%	405,000	395,320
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	121,000	119,525
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	77,000	76,011
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	170,497
03/15/2055	5.500%	195,000	185,781
DTE Electric Co.
03/01/2056	5.550%	255,000	248,850
Duke Energy Carolinas LLC
03/15/2052	3.550%	290,000	205,744
Duke Energy Indiana LLC
04/01/2050	2.750%	195,000	119,833
04/01/2053	5.400%	674,000	633,517
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC
04/15/2036	4.900%	235,000	229,031
Entergy Mississippi LLC
04/15/2055	5.800%	102,000	101,430
Eversource Energy
07/15/2034	5.950%	340,000	355,116
Exelon Corp.
03/15/2052	4.100%	1,069,000	816,596
FirstEnergy Corp.
03/01/2050	3.400%	288,000	195,990
FirstEnergy Transmission LLC
01/15/2035	5.000%	80,000	78,659
Florida Power & Light Co.
06/01/2066	5.900%	470,000	474,586
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	126,260
National Grid PLC
06/09/2036	5.405%	195,000	194,167
NextEra Energy Capital Holdings, Inc.(b)
10/01/2056	6.000%	74,000	73,962
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	200,000	145,962
Oncor Electric Delivery Co. LLC(a)
03/15/2056	5.900%	165,000	167,461
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	400,569
Public Service Electric and Gas Co.
01/01/2056	5.625%	171,000	168,804
Virginia Electric and Power Co.
03/15/2036	4.950%	920,000	900,258
Vistra Operations Co. LLC(a)
04/30/2036	5.550%	375,000	373,029
Xcel Energy, Inc.
12/01/2049	3.500%	525,000	368,775
Total			7,974,495
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	678,000	617,743
Bacardi Ltd.(a)
05/15/2038	5.150%	756,000	704,532
05/15/2048	5.300%	146,000	130,036
Bacardi-Martini BV(a)
02/01/2035	6.000%	119,000	121,792
Campbell Soup Co.
04/24/2050	3.125%	32,000	19,750
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.
11/01/2048	5.400%	125,000	109,851
Keurig Dr Pepper, Inc.
04/15/2052	4.500%	185,000	148,547
Kraft Heinz Foods Co.
06/01/2046	4.375%	22,000	17,543
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	425,000	378,843
PepsiCo., Inc.
02/15/2053	4.650%	195,000	171,419
Tyson Foods, Inc.
09/28/2048	5.100%	135,000	121,748
Total			2,541,804
Health Care 0.0%
Abbott Laboratories
03/15/2056	5.500%	450,000	441,225
Cigna Corp.
03/15/2050	3.400%	402,000	278,733
CVS Health Corp.
07/20/2045	5.125%	730,000	660,930
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	120,000	122,002
12/15/2035	4.950%	121,000	118,032
HCA, Inc.
03/15/2052	4.625%	634,000	515,804
Total			2,136,726
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
04/15/2054	5.375%	1,193,000	1,124,358
Independent Energy 0.0%
APA Corp.
02/15/2055	6.750%	187,000	195,199
Diamondback Energy, Inc.
04/18/2064	5.900%	67,000	65,792
Occidental Petroleum Corp.
10/01/2054	6.050%	244,000	247,211
Woodside Finance Ltd.
05/19/2035	6.000%	93,000	96,658
Total			604,860
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	684,000	435,787
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2060	3.386%	80,000	52,056
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	202,926
09/10/2064	5.425%	190,000	178,626
Total			869,395
Life Insurance 0.0%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	600,000	442,608
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	243,000	250,514
09/30/2059	3.625%	274,000	185,712
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	283,000	188,905
06/15/2056	6.050%	278,000	281,644
Total			1,349,383
Media and Entertainment 0.0%
Beignet Investor LLC(a)
05/30/2049	6.581%	95,000	97,092
Meta Platforms, Inc.
05/15/2046	6.200%	786,000	786,181
11/15/2065	5.750%	374,000	335,860
Total			1,219,133
Midstream 0.0%
Enbridge, Inc.
04/05/2054	5.950%	215,000	215,786
Energy Transfer LP
05/15/2054	5.950%	483,000	462,345
09/01/2054	6.050%	150,000	145,744
01/15/2056	6.300%	125,000	125,520
Enterprise Products Operating LLC
02/16/2055	5.550%	265,000	256,679
MPLX LP
03/14/2052	4.950%	301,000	254,492
Western Gas Partners LP
03/01/2048	5.300%	351,000	305,550
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	325,982
Total			2,092,098
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
NiSource, Inc.
05/18/2036	5.300%	293,000	293,103
02/15/2044	4.800%	249,000	220,776
05/15/2047	4.375%	170,000	139,628
Southern California Gas Co.
04/01/2054	5.600%	135,000	129,290
Total			782,797
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/2042	4.400%	516,000	453,988
Amgen, Inc.
02/22/2062	4.400%	65,000	50,863
03/02/2063	5.750%	753,000	730,206
Bristol Myers Squibb Co.
03/15/2052	3.700%	375,000	274,933
Eli Lilly & Co.
10/15/2065	5.650%	305,000	305,006
Johnson & Johnson
03/03/2047	3.750%	290,000	230,441
Merck & Co., Inc.
12/04/2055	5.550%	795,000	782,342
Pfizer, Inc.
12/15/2046	4.125%	613,000	503,588
Total			3,331,367
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	185,000	140,217
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	687,000	672,939
Canadian Pacific Railway Co.
12/02/2051	3.100%	165,000	107,924
03/15/2056	5.500%	205,000	198,172
Norfolk Southern Corp.
08/25/2051	2.900%	245,000	153,075
08/15/2052	4.050%	392,000	301,760
Union Pacific Corp.
02/05/2050	3.250%	713,000	490,959
Total			1,924,829
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	186,022
04/01/2050	4.200%	115,000	92,060
Total			278,082
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	831,000	539,729
03/13/2056	5.800%	185,000	183,401
Lowe’s Companies, Inc.
04/01/2052	4.250%	553,000	433,251
04/01/2062	4.450%	30,000	23,302
Walmart, Inc.
09/22/2051	2.650%	160,000	99,277
Total			1,278,960
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	293,000	274,772
Technology 0.1%
Alphabet, Inc.
02/15/2056	5.650%	655,000	646,922
02/15/2066	5.750%	128,000	126,507
Apple, Inc.
02/08/2051	2.650%	961,000	583,790
Broadcom, Inc.(a)
11/15/2036	3.187%	745,000	623,026
Cisco Systems, Inc.
02/24/2055	5.500%	140,000	136,632
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	200,000	203,355
01/25/2038	6.400%	200,000	214,110
Intel Corp.
08/12/2051	3.050%	585,000	366,415
International Business Machines Corp.
02/10/2055	5.700%	220,000	210,628
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	162,675
02/15/2042	3.125%	169,000	122,636
Oracle Corp.
07/15/2046	4.000%	385,000	260,000
04/01/2050	3.600%	449,000	272,723
02/06/2053	5.550%	543,000	437,547
09/26/2065	6.100%	75,000	62,718
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QTS Fayetteville I DC1-2 LLC / TRS(a)
04/15/2036	5.700%	290,000	275,665
Total			4,705,349
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	275,954
Transportation Services 0.0%
ERAC USA Finance LLC(a)
04/30/2036	5.250%	495,000	493,690
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	535,000	432,160
Vodafone Group PLC
06/18/2056	6.100%	250,000	245,491
Total			677,651
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,705,000	1,137,802
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	660,608
Total			1,798,410
Total Corporate Bonds & Notes (Cost $48,862,880)			46,253,923

Equity Funds 48.3%
	Shares	Value ($)
International 14.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	45,476,896	724,901,722
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	33,556,500	398,986,781
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	17,153,388	248,895,658
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	17,907,982	243,011,323
Total		1,615,795,484
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 30.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	2,808,286	194,024,465
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(c),(d)	20,208,197	591,089,751
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(c),(d)	5,274,620	319,325,489
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	4,247,397	582,063,358
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	5,009,482	324,063,420
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(c),(d)	3,245,039	257,201,782
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	5,160,734	270,835,323
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(c),(d)	4,769,954	268,453,022
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(c),(d)	3,520,552	269,568,638
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	5,708,056	316,169,231
Total		3,392,794,479
U.S. Mid Cap 1.5%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	615,651	48,814,982
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	815,736	48,006,042
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	584,729	34,756,295
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	523,549	35,543,735
Total		167,121,054
U.S. Small Cap 2.2%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(c)	2,226,975	33,649,593
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	1,743,942	34,111,516
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	1,908,003	91,526,903
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	1,702,724	89,614,348
Total		248,902,360
Total Equity Funds (Cost $3,060,562,598)		5,424,613,377

Exchange-Traded Equity Funds 4.6%
	Shares	Value ($)
U.S. Mid Large Cap 4.6%
iShares Core S&P 500 ETF	335,000	250,878,150
Vanguard S&P 500 ETF	380,000	260,987,800
Total		511,865,950
Total Exchange-Traded Equity Funds (Cost $476,776,743)		511,865,950

Exchange-Traded Fixed Income Funds 5.1%

Investment Grade 5.1%
iShares Core U.S. Aggregate Bond ETF	2,685,000	265,761,300
iShares iBoxx $ Investment Grade Corporate Bond ETF	755,790	82,434,015
Vanguard Intermediate-Term Corporate Bond ETF	1,021,600	84,435,240
Vanguard Total Bond Market ETF	1,950,000	143,149,500
Total		575,780,055
Total Exchange-Traded Fixed Income Funds (Cost $576,771,125)		575,780,055

Fixed Income Funds 25.3%

Investment Grade 25.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	63,685,936	554,067,643
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	23,869,688	170,906,968
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(c),(d)	32,426,710	256,819,544
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(c)	8,790,902	84,216,845
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	18,058,547	170,292,097
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(c)	45,053,402	423,051,444
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(c)	58,931,664	551,600,371
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	64,446,835	634,156,855
Total		2,845,111,767
Total Fixed Income Funds (Cost $3,166,856,433)		2,845,111,767
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Foreign Government Obligations(e) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.0%
Electricite de France SA(a)
04/22/2056	6.125%	200,000	197,337
Total Foreign Government Obligations (Cost $198,387)			197,337

Residential Mortgage-Backed Securities - Agency 8.0%

Uniform Mortgage-Backed Security TBA(f)
07/16/2041- 07/13/2056	3.000%	99,852,000	88,101,855
07/16/2041- 07/13/2056	3.500%	118,100,000	108,123,358
07/16/2041- 07/13/2056	4.000%	143,580,000	135,670,667
07/13/2056	4.500%	130,650,000	125,148,410
07/13/2056	5.000%	137,950,000	135,536,121
07/13/2056	5.500%	153,000,000	153,488,872
07/13/2056	6.000%	153,000,000	156,404,069
Total Residential Mortgage-Backed Securities - Agency (Cost $899,066,617)			902,473,352

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2045	4.750%	909,000	889,399
05/15/2045	5.000%	480,000	484,275
08/15/2045	4.875%	582,000	577,726
11/15/2045	4.625%	151,000	145,078
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2046	4.625%	621,000	596,257
05/15/2046	5.000%	140,000	141,094
Total U.S. Treasury Obligations (Cost $2,870,983)			2,833,829

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,693,857)	1,103,760

Put Option Contracts Purchased 0.7%

(Cost $86,897,240)	72,084,875

Money Market Funds 14.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(c),(g)	1,654,722,960	1,653,730,126
Total Money Market Funds (Cost $1,654,140,190)		1,653,730,126
Total Investments in Securities (Cost: $9,974,697,053)		12,036,048,351
Other Assets & Liabilities, Net		(802,721,448)
Net Assets		11,233,326,903
At June 30, 2026, securities and/or cash totaling $119,808,068 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,706,000 AUD	1,863,934 USD	Barclays	07/08/2026	—	(9,341)
10,254,000 CHF	12,965,906 USD	Barclays	07/08/2026	266,423	—
20,002,612 USD	28,329,000 CAD	Barclays	07/08/2026	—	(22,298)
241,963 USD	212,000 EUR	Barclays	07/08/2026	331	—
30,855,480 USD	4,923,825,000 JPY	Barclays	07/08/2026	—	(557,472)
3,033,205 USD	30,133,000 NOK	Barclays	07/08/2026	10,730	—
18,659,814 USD	177,536,000 NOK	Barclays	07/08/2026	—	(725,717)
6,631,427 USD	11,741,000 NZD	Barclays	07/08/2026	38,306	—
25,781,456 USD	44,078,000 NZD	Barclays	07/08/2026	—	(741,978)
74,700,042 USD	725,876,000 SEK	Barclays	07/08/2026	186,613	—
10,335,522 USD	96,131,000 SEK	Barclays	07/08/2026	—	(417,948)
62,145,000 CAD	45,107,134 USD	Citi	07/08/2026	1,276,548	—
18,757,000 CHF	23,213,190 USD	Citi	07/08/2026	—	(17,180)
34,694,442 USD	48,446,000 CAD	Citi	07/08/2026	—	(525,699)
45,001,906 USD	7,165,001,000 JPY	Citi	07/08/2026	—	(913,162)
46,992,608 USD	441,176,000 SEK	Citi	07/08/2026	—	(1,477,678)
163,142,438 USD	1,511,531,000 NOK	Goldman Sachs International	07/08/2026	—	(10,452,602)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
148,051,000 AUD	105,824,994 USD	HSBC	07/08/2026	3,334,024	—
49,989,210 USD	479,524,000 SEK	HSBC	07/08/2026	—	(518,022)
10,278,000 CHF	12,720,221 USD	JPMorgan	07/08/2026	—	(8,986)
1,624,000 EUR	1,878,140 USD	JPMorgan	07/08/2026	22,077	—
15,173,000 GBP	20,376,513 USD	JPMorgan	07/08/2026	250,379	—
503,840,000 JPY	3,113,898 USD	JPMorgan	07/08/2026	13,595	—
26,509,000 NOK	2,804,231 USD	JPMorgan	07/08/2026	126,380	—
1,237,551,000 SEK	133,196,177 USD	JPMorgan	07/08/2026	5,521,401	—
455,799 USD	651,000 AUD	JPMorgan	07/08/2026	—	(5,133)
12,338,776 USD	9,789,000 CHF	JPMorgan	07/08/2026	—	(215,191)
9,061,426 USD	7,865,000 EUR	JPMorgan	07/08/2026	—	(72,549)
13,111,412 USD	9,901,000 GBP	JPMorgan	07/08/2026	21,710	—
25,609,365 USD	4,091,685,000 JPY	JPMorgan	07/08/2026	—	(431,803)
24,740,475 USD	229,578,000 NOK	JPMorgan	07/08/2026	—	(1,549,269)
23,741,000 CAD	16,709,038 USD	Morgan Stanley	07/08/2026	—	(35,381)
51,816,000 CHF	66,331,272 USD	Morgan Stanley	07/08/2026	2,157,640	—
22,390,236 USD	19,248,000 EUR	Morgan Stanley	07/08/2026	—	(391,774)
66,006,000 AUD	46,585,715 USD	State Street	07/08/2026	891,873	—
12,403,000 CAD	8,913,065 USD	State Street	07/08/2026	165,285	—
13,299,000 GBP	17,761,103 USD	State Street	07/08/2026	120,724	—
39,462,000 GBP	52,223,419 USD	State Street	07/08/2026	—	(120,714)
103,342,000 NZD	61,165,236 USD	State Street	07/08/2026	2,459,540	—
227,490,946 USD	36,145,248,000 JPY	State Street	07/08/2026	—	(5,076,657)
3,778,206 USD	36,615,000 NOK	State Street	07/08/2026	—	(79,480)
55,065,316 USD	514,690,000 SEK	State Street	07/08/2026	—	(1,966,146)
16,107,000 EUR	18,761,079 USD	UBS	07/08/2026	352,453	—
176,863,000 NZD	103,235,319 USD	UBS	07/08/2026	2,764,401	—
44,882,317 USD	62,013,000 CAD	UBS	07/08/2026	—	(1,144,831)
39,955,000 AUD	28,246,347 USD	Wells Fargo	07/08/2026	586,779	—
14,178,000 CHF	18,059,812 USD	Wells Fargo	07/08/2026	500,491	—
96,694,000 NZD	55,357,122 USD	Wells Fargo	07/08/2026	427,968	—
157,624,087 USD	117,111,000 GBP	Wells Fargo	07/08/2026	—	(2,282,903)
Total				21,495,671	(29,759,914)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	345	07/2026	EUR	29,014,500	—	(183,022)
DAX Index	14	09/2026	EUR	8,797,600	17,539	—
FTSE 100 Index	40	09/2026	GBP	4,216,600	25,350	—
MSCI Singapore Index	154	07/2026	SGD	7,368,130	—	(2,987)
NASDAQ 100 Index E-mini	48	09/2026	USD	29,302,560	673,189	—
OMXS30 Index	1,210	07/2026	SEK	389,257,000	694,919	—
S&P 500 Index E-mini	1,512	09/2026	USD	570,647,700	4,912,528	—
S&P Mid 400 Index E-mini	83	09/2026	USD	32,245,500	346,274	—
S&P Mid 400 Index E-mini	20	09/2026	USD	7,770,000	—	(6,391)
S&P/TSX 60 Index	340	09/2026	CAD	139,787,600	56,090	—
S&P/TSX 60 Index	10	09/2026	CAD	4,111,400	—	(1,760)
TOPIX Index	254	09/2026	JPY	10,167,620,000	910,430	—
TOPIX Index	25	09/2026	JPY	1,000,750,000	—	(15,469)
U.S. Long Bond	115	09/2026	USD	13,052,500	221,236	—
U.S. Treasury 10-Year Note	489	09/2026	USD	53,736,516	35,206	—
U.S. Treasury 2-Year Note	745	09/2026	USD	153,568,945	30,900	—
U.S. Treasury 2-Year Note	50	09/2026	USD	10,306,641	—	(6,145)
U.S. Treasury 5-Year Note	2,482	09/2026	USD	265,690,344	1,120,723	—
U.S. Treasury Ultra Bond	50	09/2026	USD	5,807,813	32,713	—
Total					9,077,097	(215,774)

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(87)	09/2026	EUR	(5,529,720)	—	(69,032)
FTSE/MIB Index	(144)	09/2026	EUR	(37,353,600)	37,213	—
IBEX 35 Index	(6)	07/2026	EUR	(1,163,796)	—	(30,146)
Russell 2000 Index E-mini	(225)	09/2026	USD	(34,263,000)	—	(535,670)
SPI 200 Index	(298)	09/2026	AUD	(65,381,200)	173,484	—
U.S. Treasury 10-Year Note	(17)	09/2026	USD	(1,868,141)	—	(13,124)
U.S. Treasury 5-Year Note	(2)	09/2026	USD	(214,094)	—	(611)
U.S. Treasury Ultra 10-Year Note	(17)	09/2026	USD	(1,911,969)	—	(20,565)
U.S. Treasury Ultra Bond	(28)	09/2026	USD	(3,252,375)	—	(93,179)
Total					210,697	(762,327)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	54,745,328	73	7,640.00	09/18/2026	1,693,857	1,103,760

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	989,915,520	1,320	5,700.00	12/17/2027	29,307,858	20,941,800
S&P 500 Index	Morgan Stanley	USD	663,693,360	885	6,100.00	12/17/2027	18,410,233	17,996,475
S&P 500 Index	Morgan Stanley	USD	742,436,640	990	5,900.00	12/17/2027	21,630,731	17,958,600
S&P 500 Index	Morgan Stanley	USD	599,948,800	800	6,000.00	12/17/2027	17,548,418	15,188,000
Total							86,897,240	72,084,875

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(54,745,328)	(73)	7,640.00	09/18/2026	(1,671,443)	(1,776,455)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	325,000,000	23,498	—	—	23,498	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $5,967,343, which represents 0.05% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	1,833,439,183	1,970,848,518	(2,150,195,168)	(362,407)	1,653,730,126	—	(124,534)	32,300,192	1,654,722,960
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	193,224,165	—	(3,754,951)	4,555,251	194,024,465	—	11,942,407	—	2,808,286
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	595,616,311	—	(28,042,498)	23,515,938	591,089,751	—	26,514,631	—	20,208,197
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	316,301,047	—	(3,749,278)	6,773,720	319,325,489	—	13,724,731	—	5,274,620
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	597,712,459	—	(13,494,705)	(2,154,396)	582,063,358	—	35,682,090	—	4,247,397
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	568,502,222	1,008,586	(26,144,545)	10,701,380	554,067,643	—	(4,234,647)	—	63,685,936
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	173,979,703	364,781	(8,479,374)	5,041,858	170,906,968	—	(3,592,931)	—	23,869,688
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	752,550,255	113,559,539	(50,749,233)	(90,458,839)	724,901,722	67,726,789	17,793,275	45,832,751	45,476,896
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	265,872,649	413,447	(11,226,586)	1,760,034	256,819,544	—	521,612	—	32,426,710
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	321,599,007	—	(21,126,600)	23,591,013	324,063,420	—	23,200,037	—	5,009,482
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	45,344,055	—	(1,721,452)	5,192,379	48,814,982	—	4,601,543	—	615,651
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	46,607,208	—	(3,093,830)	4,492,664	48,006,042	—	5,954,335	—	815,736
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	83,819,477	209,412	(425,185)	613,141	84,216,845	—	1,016	—	8,790,902
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	32,361,560	—	(3,796,137)	5,084,170	33,649,593	—	839,426	—	2,226,975
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	31,485,296	—	(3,517,958)	6,144,178	34,111,516	—	2,868,020	—	1,743,942
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	175,943,586	342,653	(7,949,144)	1,955,002	170,292,097	—	(648,522)	—	18,058,547
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	435,397,345	743,310	(20,007,801)	6,918,590	423,051,444	—	(3,272,198)	—	45,053,402
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	264,617,372	107,500	(47,833)	(7,475,257)	257,201,782	—	138,509	—	3,245,039
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	269,512,650	—	(21,475,594)	22,798,267	270,835,323	—	24,309,602	—	5,160,734
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	568,955,512	1,104,583	(24,051,815)	5,592,091	551,600,371	—	(2,581,483)	—	58,931,664
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	33,927,554	—	(1,454,465)	2,283,206	34,756,295	—	2,412,227	—	584,729
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	267,904,453	—	(10,018,913)	10,567,482	268,453,022	—	13,462,962	—	4,769,954
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	33,187,823	—	(915,128)	3,271,040	35,543,735	—	2,194,690	—	523,549
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	265,241,134	—	(15,531,885)	19,859,389	269,568,638	—	7,664,920	—	3,520,552
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	653,851,022	1,168,965	(29,259,467)	8,396,335	634,156,855	—	(3,150,981)	—	64,446,835
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	296,994,885	814,495	(24,137)	18,383,988	316,169,231	—	60,432	—	5,708,056
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	399,179,589	43,351,347	(18,040,995)	(25,503,160)	398,986,781	33,990,473	5,955,788	9,360,874	33,556,500
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	245,779,282	11,349,465	(27,438,987)	19,205,898	248,895,658	9,391,898	7,244,391	1,957,566	17,153,388
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	238,899,361	22,016,922	(13,002,251)	(4,902,709)	243,011,323	14,811,598	10,323,629	7,205,324	17,907,982
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	84,748,898	—	(5,970,358)	12,748,363	91,526,903	—	9,521,977	—	1,908,003
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	85,428,424	—	(7,799,928)	11,985,852	89,614,348	—	7,665,543	—	1,702,724
Total	10,177,983,487			110,574,461	9,923,455,270	125,920,758	216,992,497	96,656,707

(d)	Non-income producing investment.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Currency Legend (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	46,253,923	—	—	46,253,923
Equity Funds	—	—	—	5,424,613,377	5,424,613,377
Exchange-Traded Equity Funds	511,865,950	—	—	—	511,865,950
Exchange-Traded Fixed Income Funds	575,780,055	—	—	—	575,780,055
Fixed Income Funds	—	—	—	2,845,111,767	2,845,111,767
Foreign Government Obligations	—	197,337	—	—	197,337
Residential Mortgage-Backed Securities - Agency	—	902,473,352	—	—	902,473,352
U.S. Treasury Obligations	—	2,833,829	—	—	2,833,829
Call Option Contracts Purchased	1,103,760	—	—	—	1,103,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Put Option Contracts Purchased	72,084,875	—	—	—	72,084,875
Money Market Funds	1,653,730,126	—	—	—	1,653,730,126
Total Investments in Securities	2,814,564,766	951,758,441	—	8,269,725,144	12,036,048,351
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	21,495,671	—	—	21,495,671
Futures Contracts	9,287,794	—	—	—	9,287,794
Swap Contracts	—	23,498	—	—	23,498
Liability
Forward Foreign Currency Exchange Contracts	—	(29,759,914)	—	—	(29,759,914)
Futures Contracts	(978,101)	—	—	—	(978,101)
Put Option Contracts Written	(1,776,455)	—	—	—	(1,776,455)
Total	2,821,098,004	943,517,696	—	8,269,725,144	12,034,340,844
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,004,546,735)	$2,039,404,446
Affiliated issuers (cost $7,881,559,221)	9,923,455,270
Option contracts purchased (cost $88,591,097)	73,188,635
Cash collateral held at broker for:
Other(a)	50,500,000
Margin deposits on:
Futures contracts	61,653,245
Swap contracts	7,654,823
Unrealized appreciation on forward foreign currency exchange contracts	21,495,671
Receivable for:
Investments sold	20,301,291
Investments sold on a delayed delivery basis	347,198,020
Capital shares sold	494
Dividends	5,102,137
Interest	2,137,152
Variation margin for futures contracts	5,799,826
Prepaid expenses	8,487
Total assets	12,557,899,497
Liabilities
Option contracts written, at value (premiums received $1,671,443)	1,776,455
Unrealized depreciation on forward foreign currency exchange contracts	29,759,914
Payable for:
Investments purchased	28,755,342
Investments purchased on a delayed delivery basis	1,246,749,646
Capital shares redeemed	13,921,650
Variation margin for futures contracts	1,606,556
Variation margin for swap contracts	75,605
Management services fees	56,870
Distribution and/or service fees	76,770
Service fees	563,091
Compensation of chief compliance officer	898
Compensation of board members	13,712
Other expenses	163,736
Deferred compensation of board members	1,052,349
Total liabilities	1,324,572,594
Net assets applicable to outstanding capital stock	$11,233,326,903
Represented by
Trust capital	$11,233,326,903
Total - representing net assets applicable to outstanding capital stock	$11,233,326,903
Class 1
Net assets	$34,580,222
Shares outstanding	1,530,769
Net asset value per share	$22.59
Class 2
Net assets	$11,198,746,681
Shares outstanding	504,159,156
Net asset value per share	$22.21

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
15

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,843,762
Dividends — affiliated issuers	96,656,707
Interest	2,202,645
Total income	111,703,114
Expenses:
Management services fees	10,218,849
Distribution and/or service fees
Class 2	14,008,846
Service fees	3,375,981
Custodian fees	31,217
Printing and postage fees	21,202
Accounting services fees	16,239
Legal fees	80,761
Compensation of chief compliance officer	882
Compensation of board members	64,708
Deferred compensation of board members	164,232
Other	65,830
Total expenses	28,048,747
Net investment income	83,654,367
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	42,761,944
Investments — affiliated issuers	216,992,497
Capital gain distributions from underlying affiliated funds	125,920,758
Foreign currency translations	(2,417,305)
Forward foreign currency exchange contracts	13,498,526
Futures contracts	37,819,502
Option contracts purchased	(29,778,500)
Option contracts written	(5,895,295)
Swap contracts	66,197
Net realized gain	398,968,324
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(29,215,369)
Investments — affiliated issuers	110,574,461
Forward foreign currency exchange contracts	(5,192,573)
Futures contracts	5,441,004
Option contracts purchased	3,401,889
Option contracts written	(8,607)
Swap contracts	23,498
Net change in unrealized appreciation (depreciation)	85,024,303
Net realized and unrealized gain	483,992,627
Net increase in net assets resulting from operations	$567,646,994
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$83,654,367	$222,890,390
Net realized gain	398,968,324	380,378,400
Net change in unrealized appreciation (depreciation)	85,024,303	791,037,106
Net increase in net assets resulting from operations	567,646,994	1,394,305,896
Decrease in net assets from capital stock activity	(819,523,172)	(1,698,768,000)
Total decrease in net assets	(251,876,178)	(304,462,104)
Net assets at beginning of period	11,485,203,081	11,789,665,185
Net assets at end of period	$11,233,326,903	$11,485,203,081

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	175,946	3,849,686	256,853	5,178,573
Shares redeemed	(40,808)	(899,344)	(102,146)	(2,089,749)
Net increase	135,138	2,950,342	154,707	3,088,824
Class 2
Shares sold	53,529	1,146,518	118,825	2,401,254
Shares redeemed	(38,151,703)	(823,620,032)	(86,375,208)	(1,704,258,078)
Net decrease	(38,098,174)	(822,473,514)	(86,256,383)	(1,701,856,824)
Total net decrease	(37,963,036)	(819,523,172)	(86,101,676)	(1,698,768,000)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$21.46	0.19	0.94	1.13
Year Ended 12/31/2025	$18.97	0.43	2.06	2.49
Year Ended 12/31/2024	$17.29	0.47	1.21	1.68
Year Ended 12/31/2023	$15.37	0.32	1.60	1.92
Year Ended 12/31/2022	$18.73	0.16	(3.52)	(3.36)
Year Ended 12/31/2021	$17.18	0.13	1.42	1.55
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$21.13	0.16	0.92	1.08
Year Ended 12/31/2025	$18.72	0.38	2.03	2.41
Year Ended 12/31/2024	$17.11	0.41	1.20	1.61
Year Ended 12/31/2023	$15.24	0.27	1.60	1.87
Year Ended 12/31/2022	$18.62	0.12	(3.50)	(3.38)
Year Ended 12/31/2021	$17.13	0.08	1.41	1.49

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$22.59	5.26%	0.25%	0.25%	1.75%	99%	$34,580
Year Ended 12/31/2025	$21.46	13.13%	0.25% (c)	0.25% (c)	2.16%	178%	$29,946
Year Ended 12/31/2024	$18.97	9.72%	0.25% (c)	0.25% (c)	2.52%	156%	$23,537
Year Ended 12/31/2023	$17.29	12.49%	0.25% (c)	0.25% (c)	1.99%	158%	$17,147
Year Ended 12/31/2022	$15.37	(17.94% )	0.25% (c)	0.25% (c)	1.00%	149%	$13,442
Year Ended 12/31/2021	$18.73	9.02%	0.25% (c)	0.25% (c)	0.69%	184%	$11,155
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$22.21	5.11%	0.50%	0.50%	1.49%	99%	$11,198,747
Year Ended 12/31/2025	$21.13	12.87%	0.50% (c)	0.50% (c)	1.93%	178%	$11,455,257
Year Ended 12/31/2024	$18.72	9.41%	0.50% (c)	0.50% (c)	2.24%	156%	$11,766,128
Year Ended 12/31/2023	$17.11	12.27%	0.50% (c)	0.50% (c)	1.70%	158%	$12,331,967
Year Ended 12/31/2022	$15.24	(18.15% )	0.50% (c)	0.50% (c)	0.71%	149%	$12,237,609
Year Ended 12/31/2021	$18.62	8.70%	0.49% (c)	0.49% (c)	0.47%	184%	$16,364,939
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
19

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount
22
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is
24
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	23,498 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	7,847,016 *
Equity risk	Investments, at value — Option contracts purchased	73,188,635
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	21,495,671
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,440,778 *
Total		103,995,598

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	844,477 *
Equity risk	Option contracts written, at value	1,776,455
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	29,759,914
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	133,624 *
Total		32,514,470

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

26
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	—	—	66,197	66,197
Credit risk	—	—	(29,778,500)	(5,895,295)	—	(35,673,795)
Equity risk	—	52,418,040	—	—	—	52,418,040
Foreign exchange risk	13,498,526	(14,598,538)	—	—	—	(1,100,012)
Total	13,498,526	37,819,502	(29,778,500)	(5,895,295)	66,197	15,710,430

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	23,498	23,498
Equity risk	—	3,555,186	3,401,889	(8,607)	—	6,948,468
Foreign exchange risk	(5,192,573)	—	—	—	—	(5,192,573)
Interest rate risk	—	1,885,818	—	—	—	1,885,818
Total	(5,192,573)	5,441,004	3,401,889	(8,607)	23,498	3,665,211
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,493,168,030
Futures contracts — short	146,374,068
Credit default swap contracts — sell protection	52,071,823

Derivative instrument	Average value ($)
Option contracts purchased	89,576,576
Option contracts written	(7,545,115)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	8,532,767	(8,055,887)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
28
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total ($)
Assets
Forward foreign currency exchange contracts	$502,403	1,276,548	-	3,334,024	5,955,542	2,157,640	-	-	3,637,422	3,116,854	1,515,238	21,495,671
Call option contracts purchased	$-	-	-	-	-	-	1,103,760	-	-	-	-	1,103,760
Put option contracts purchased	$-	-	-	-	-	-	72,084,875	-	-	-	-	72,084,875
Total assets	502,403	1,276,548	-	3,334,024	5,955,542	2,157,640	73,188,635	-	3,637,422	3,116,854	1,515,238	94,684,306
Liabilities
Centrally cleared credit default swap contracts (b)	$-	-	-	-	-	-	-	75,605	-	-	-	75,605
Forward foreign currency exchange contracts	$2,474,754	2,933,719	10,452,602	518,022	2,282,931	427,155	-	-	7,242,997	1,144,831	2,282,903	29,759,914
Put option contracts written	$-	-	-	-	-	-	1,776,455	-	-	-	-	1,776,455
Total liabilities	2,474,754	2,933,719	10,452,602	518,022	2,282,931	427,155	1,776,455	75,605	7,242,997	1,144,831	2,282,903	31,611,974
Total financial and derivative net assets	(1,972,351)	(1,657,171)	(10,452,602)	2,816,002	3,672,611	1,730,485	71,412,180	(75,605)	(3,605,575)	1,972,023	(767,665)	63,072,332
Total collateral received (pledged) (c)	-	-	-	-	-	-	-	(75,605)	-	-	-	(75,605)
Net amount (d)	$(1,972,351)	(1,657,171)	(10,452,602)	2,816,002	3,672,611	1,730,485	71,412,180	-	(3,605,575)	1,972,023	(767,665)	63,147,937

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
29

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
30
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
31

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.77	0.77	0.77
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,120,516,293 and $10,254,203,251, respectively, for the six months ended June 30, 2026, of which $7,689,143,595 and $7,434,149,718, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
32
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
33

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
34
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
35

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments.  The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
36
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.  The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026
37

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
38
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7048_(08/26)

Portfolio Navigator Funds
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio Navigator Funds | 2026

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.9%
	Shares	Value ($)
International 6.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	197,352	3,378,664
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,932,079	30,797,341
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	365,430	5,302,390
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	562,827	7,637,563
Total		47,115,958
U.S. Large Cap 12.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	257,453	17,787,463
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	975,148	28,523,086
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	156,209	9,456,875
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	53,494	7,330,816
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	113,760	7,359,137
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	46,150	3,657,843
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	72,812	3,821,183
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	68,520	3,856,282
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	48,246	3,694,230
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	131,250	7,269,920
Total		92,756,835
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	188,531	2,848,703
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	156,070	3,052,721
Total		5,901,424
Total Equity Funds (Cost $104,643,145)		145,774,217

Fixed Income Funds 74.0%
	Shares	Value ($)
Emerging Markets 0.9%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	797,888	6,790,026
Investment Grade 73.1%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,211,266	15,257,738
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,156,053	97,057,659
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	7,271,518	57,590,423
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,512,763	42,555,357
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	12,309,557	115,586,741
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	8,267,908	77,387,622
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,145,882	158,875,478
Total		564,311,018
Total Fixed Income Funds (Cost $620,701,016)		571,101,044

Money Market Funds 6.7%

Columbia Short-Term Cash Fund, 3.767%(a),(c)	51,393,822	51,362,985
Total Money Market Funds (Cost $51,378,241)		51,362,985
Total Investments in Securities (Cost: $776,722,402)		768,238,246
Other Assets & Liabilities, Net		3,226,960
Net Assets		771,465,206
At June 30, 2026, securities and/or cash totaling $3,432,401 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2026 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	32	07/2026	EUR	2,691,200	—	(3,882)
DAX Index	4	09/2026	EUR	2,513,600	32,950	—
Russell 2000 Index E-mini	18	09/2026	USD	2,741,040	70,498	—
S&P 500 Index E-mini	55	09/2026	USD	20,757,688	167,635	—
S&P/TSX 60 Index	26	09/2026	CAD	10,689,640	4,891	—
U.S. Treasury 10-Year Note	170	09/2026	USD	18,681,406	128,482	—
U.S. Treasury Ultra Bond	31	09/2026	USD	3,600,844	121,263	—
Total					525,719	(3,882)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(178)	09/2026	EUR	(11,313,680)	—	(214,336)
FTSE/MIB Index	(10)	09/2026	EUR	(2,594,000)	1,513	—
IBEX 35 Index	(14)	07/2026	EUR	(2,715,524)	—	(15,558)
Total					1,513	(229,894)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	50,974,672	15,100,890	(14,699,535)	(13,042)	51,362,985	—	(2,055)	939,016	51,393,822
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	18,500,786	477,402	(1,310,975)	120,250	17,787,463	—	1,422,418	—	257,453
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	28,603,839	811,225	(1,770,667)	878,689	28,523,086	—	1,553,857	—	975,148
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	10,068,333	481,579	(942,589)	(150,448)	9,456,875	—	817,531	—	156,209
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	8,132,184	502,754	(876,534)	(427,588)	7,330,816	—	898,865	—	53,494
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	7,378,055	544,099	(1,317,180)	185,052	6,790,026	—	(163,648)	192,657	797,888
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,413,326	450,615	(913,964)	428,687	3,378,664	159,666	528,312	29,875	197,352
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	15,063,405	561,081	(616,097)	249,349	15,257,738	—	39,519	—	2,211,266
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	99,968,183	881,873	(5,778,120)	1,985,723	97,057,659	—	(848,223)	—	11,156,053
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	32,703,902	5,760,390	(3,713,193)	(3,953,758)	30,797,341	2,886,847	850,506	1,951,333	1,932,079
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	59,253,620	827,255	(2,861,910)	371,458	57,590,423	—	146,228	—	7,271,518
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	7,719,556	381,269	(1,059,359)	317,671	7,359,137	—	773,844	—	113,760
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	2,944,709	119,137	(682,919)	467,776	2,848,703	—	75,276	—	188,531
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,878,350	213,631	(600,151)	560,891	3,052,721	—	258,580	—	156,070
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	44,107,460	710,555	(2,995,477)	732,819	42,555,357	—	(384,858)	—	4,512,763
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	119,471,688	1,755,763	(8,290,263)	2,649,553	115,586,741	—	(1,659,221)	—	12,309,557
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	3,862,561	244,279	(204,573)	(244,424)	3,657,843	—	151,147	—	46,150
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,765,370	228,386	(534,118)	361,545	3,821,183	—	289,393	—	72,812
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	79,791,246	742,217	(4,190,531)	1,044,690	77,387,622	—	(623,943)	—	8,267,908
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,911,026	72,866	(302,343)	174,733	3,856,282	—	166,815	—	68,520
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,878,848	93,263	(464,169)	186,288	3,694,230	—	203,511	—	48,246
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	163,773,065	1,427,913	(8,952,905)	2,627,405	158,875,478	—	(1,313,925)	—	16,145,882
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,465,015	139,965	(356,892)	21,832	7,269,920	—	427,340	—	131,250
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	5,465,947	556,641	(1,237,557)	517,359	5,302,390	199,834	29,370	43,616	365,430
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	6,835,472	679,245	—	122,846	7,637,563	464,966	—	214,279	562,827
Total	789,930,618			9,215,356	768,238,246	3,711,313	3,636,639	3,370,776

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	145,774,217	145,774,217
Fixed Income Funds	—	—	—	571,101,044	571,101,044
Money Market Funds	51,362,985	—	—	—	51,362,985
Total Investments in Securities	51,362,985	—	—	716,875,261	768,238,246
Investments in Derivatives
Asset
Futures Contracts	527,232	—	—	—	527,232
Liability
Futures Contracts	(233,776)	—	—	—	(233,776)
Total	51,656,441	—	—	716,875,261	768,531,702
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.4%
	Shares	Value ($)
International 11.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	837,633	14,340,279
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	6,090,511	97,082,747
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,888,064	34,339,081
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	2,239,772	32,499,089
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,257,875	44,209,358
Total		222,470,554
U.S. Large Cap 20.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	856,193	59,154,356
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	2,708,271	79,216,938
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	817,788	49,508,895
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	172,641	23,658,687
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	728,474	47,124,951
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	323,385	25,631,477
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	605,222	31,762,051
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	233,663	13,150,560
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	338,923	25,951,309
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	477,546	26,451,297
Total		381,610,521
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	128,319	7,627,294
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	80,729	5,480,694
Total		13,107,988
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.0%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	308,581	4,662,659
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	272,019	5,320,693
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	97,967	4,699,487
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	101,268	5,329,741
Total		20,012,580
Total Equity Funds (Cost $412,196,139)		637,201,643

Fixed Income Funds 59.8%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,215,412	18,853,152
Investment Grade 58.8%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,485,531	37,850,164
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,349,278	177,038,722
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	15,677,430	124,165,245
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,131,197	86,107,187
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	26,029,104	244,413,286
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	18,425,921	172,466,621
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	28,248,761	277,967,808
Total		1,120,009,033
Total Fixed Income Funds (Cost $1,228,879,151)		1,138,862,185

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2026 (Unaudited)
Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(c)	119,133,825	119,062,345
Total Money Market Funds (Cost $119,096,314)		119,062,345
Total Investments in Securities (Cost: $1,760,171,604)		1,895,126,173
Other Assets & Liabilities, Net		10,433,617
Net Assets		1,905,559,790
At June 30, 2026, securities and/or cash totaling $10,777,233 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	89	07/2026	EUR	7,484,900	—	(10,797)
DAX Index	12	09/2026	EUR	7,540,800	98,851	—
MSCI EAFE Index	22	09/2026	USD	3,459,830	—	(23,495)
Russell 2000 Index E-mini	90	09/2026	USD	13,705,200	352,490	—
S&P 500 Index E-mini	178	09/2026	USD	67,179,425	569,749	—
S&P/TSX 60 Index	79	09/2026	CAD	32,480,060	14,862	—
U.S. Treasury 10-Year Note	323	09/2026	USD	35,494,672	244,115	—
U.S. Treasury Ultra Bond	71	09/2026	USD	8,247,094	277,732	—
Total					1,557,799	(34,292)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(582)	09/2026	EUR	(36,991,920)	—	(700,808)
FTSE/MIB Index	(29)	09/2026	EUR	(7,522,600)	4,389	—
IBEX 35 Index	(39)	07/2026	EUR	(7,564,674)	—	(43,221)
Total					4,389	(744,029)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	114,717,759	50,911,560	(46,535,480)	(31,494)	119,062,345	—	(2,814)	2,131,864	119,133,825
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	61,410,281	99,638	(3,552,019)	1,196,456	59,154,356	—	3,996,997	—	856,193
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	80,861,950	105,407	(4,177,621)	2,427,202	79,216,938	—	4,376,002	—	2,708,271
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	51,014,546	167,126	(1,050,091)	(622,686)	49,508,895	—	3,899,680	—	817,788
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	24,972,437	50,575	(775,140)	(589,185)	23,658,687	—	2,021,385	—	172,641
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	19,666,757	545,049	(1,636,925)	278,271	18,853,152	—	(224,267)	505,397	2,215,412
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	15,694,498	904,888	(3,999,282)	1,740,175	14,340,279	676,580	2,135,188	119,456	837,633
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	37,966,629	62,852	(845,612)	666,295	37,850,164	—	52,827	—	5,485,531
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,201,630	319,889	(11,388,072)	3,905,275	177,038,722	—	(1,803,272)	—	20,349,278
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	103,730,379	15,372,351	(9,312,432)	(12,707,551)	97,082,747	9,086,838	3,153,055	6,102,159	6,090,511
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	129,520,936	213,658	(6,378,052)	808,703	124,165,245	—	305,084	—	15,677,430
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	48,414,754	52,341	(4,104,248)	2,762,104	47,124,951	—	4,190,221	—	728,474
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	4,827,170	45,386	(874,257)	664,360	4,662,659	—	277,200	—	308,581
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	5,658,371	100,494	(1,251,306)	813,134	5,320,693	—	566,158	—	272,019
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	90,279,492	178,469	(5,797,254)	1,446,480	86,107,187	—	(771,204)	—	9,131,197
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	255,118,083	424,381	(15,609,737)	4,480,559	244,413,286	—	(2,347,954)	—	26,029,104
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	26,734,933	91,616	(114,139)	(1,080,933)	25,631,477	—	349,488	—	323,385
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,526,399	32,959	(1,491,757)	694,450	31,762,051	—	4,910,605	—	605,222
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	180,579,551	340,494	(11,188,579)	2,735,155	172,466,621	—	(1,773,509)	—	18,425,921
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,538,531	17,099	(278,116)	349,780	7,627,294	—	696,321	—	128,319
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	13,660,143	34,359	(889,200)	345,258	13,150,560	—	835,196	—	233,663
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,684,152	20,761	(297,446)	73,227	5,480,694	—	815,470	—	80,729
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	26,523,448	63,831	(2,257,312)	1,621,342	25,951,309	—	1,104,677	—	338,923
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	290,478,600	513,473	(18,334,697)	5,310,432	277,967,808	—	(2,977,446)	—	28,248,761
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,117,156	22,803	(1,047,935)	359,273	26,451,297	—	1,259,944	—	477,546
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	35,221,032	3,778,289	(2,316,609)	(2,343,631)	34,339,081	2,924,413	712,515	797,751	2,888,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	34,322,153	1,587,501	(5,539,981)	2,129,416	32,499,089	1,223,017	1,536,062	265,224	2,239,772
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	39,566,525	3,931,749	—	711,084	44,209,358	2,691,415	—	1,240,334	3,257,875
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,709,555	156,448	(1,155,513)	(11,003)	4,699,487	—	1,170,776	—	97,967
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,268,531	82,835	(34,327)	1,012,702	5,329,741	—	44,142	—	101,268
Total	1,957,986,381			19,144,650	1,895,126,173	16,602,263	28,508,527	11,162,185

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	637,201,643	637,201,643
Fixed Income Funds	—	—	—	1,138,862,185	1,138,862,185
Money Market Funds	119,062,345	—	—	—	119,062,345
Total Investments in Securities	119,062,345	—	—	1,776,063,828	1,895,126,173
Investments in Derivatives
Asset
Futures Contracts	1,562,188	—	—	—	1,562,188
Liability
Futures Contracts	(778,321)	—	—	—	(778,321)
Total	119,846,212	—	—	1,776,063,828	1,895,910,040
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	6,238,117	30,442,008
Total Alternative Strategies Funds (Cost $27,510,139)		30,442,008

Equity Funds 48.7%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	8,696,534	66,180,622
International 16.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,878,913	134,886,993
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	57,514,849	916,786,697
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	29,921,709	355,769,123
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	23,557,781	341,823,403
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	33,581,175	455,696,536
Total		2,204,962,752
U.S. Large Cap 29.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,241,391	431,217,668
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	26,191,563	766,103,230
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	9,116,087	551,887,911
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,893,282	259,455,330
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,139,104	461,828,667
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	3,951,579	313,202,149
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,072,927	476,147,183
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,086,682	61,158,454
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,097,242	313,725,838
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	5,685,152	314,900,591
Total		3,949,627,021
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,379,457	81,994,894
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,206,185	81,887,923
Total		163,882,817
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	4,454,262	67,303,897
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,798,607	54,740,762
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,283,718	61,579,935
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,297,419	68,283,181
Total		251,907,775
Total Equity Funds (Cost $4,148,371,066)		6,636,560,987

Fixed Income Funds 45.2%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	12,668,635	107,810,086
Investment Grade 44.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	29,198,204	201,467,608
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	84,345,555	733,806,329
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	94,264,289	746,573,172
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	56,231,660	530,264,551
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	160,292,600	1,505,147,513
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	116,322,966	1,088,782,959
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	127,095,987	1,250,624,515
Total		6,056,666,647
Total Fixed Income Funds (Cost $6,569,988,263)		6,164,476,733

The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2026 (Unaudited)
Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(c)	728,305,955	727,868,972
Total Money Market Funds (Cost $728,058,040)		727,868,972
Total Investments in Securities (Cost: $11,473,927,508)		13,559,348,700
Other Assets & Liabilities, Net		83,610,549
Net Assets		13,642,959,249
At June 30, 2026, securities and/or cash totaling $84,938,187 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	708	07/2026	EUR	59,542,800	—	(85,888)
DAX Index	96	09/2026	EUR	60,326,400	792,844	—
Russell 2000 Index E-mini	500	09/2026	USD	76,140,000	1,474,544	—
S&P 500 Index E-mini	1,567	09/2026	USD	591,405,388	4,801,579	—
S&P/TSX 60 Index	636	09/2026	CAD	261,485,040	119,651	—
U.S. Treasury 10-Year Note	2,916	09/2026	USD	320,441,063	2,203,840	—
U.S. Treasury Ultra Bond	167	09/2026	USD	19,398,094	653,256	—
Total					10,045,714	(85,888)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(4,384)	09/2026	EUR	(278,647,040)	—	(5,278,940)
FTSE/MIB Index	(226)	09/2026	EUR	(58,624,400)	34,203	—
IBEX 35 Index	(309)	07/2026	EUR	(59,935,494)	—	(341,641)
MSCI EAFE Index	(182)	09/2026	USD	(28,622,230)	189,724	—
Total					223,927	(5,620,581)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	700,945,534	387,300,944	(360,202,681)	(174,825)	727,868,972	—	(32,152)	12,979,239	728,305,955
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	33,487,674	44,323	(7,406,467)	4,316,478	30,442,008	—	1,883,106	—	6,238,117
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	429,994,663	51,293	(7,695,045)	8,866,757	431,217,668	—	27,596,266	—	6,241,391
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	762,765,986	199,995	(22,714,325)	25,851,574	766,103,230	—	39,192,600	—	26,191,563
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	547,768,610	731,888	(6,794,791)	10,182,204	551,887,911	—	25,656,436	—	9,116,087
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	256,324,172	160,908	(3,298,400)	6,268,650	259,455,330	—	8,569,638	—	1,893,282
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	108,109,154	2,960,183	(3,956,562)	697,311	107,810,086	—	(389,899)	2,859,722	12,668,635
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	133,357,400	7,416,328	(25,940,385)	20,053,650	134,886,993	6,352,304	14,406,143	1,064,023	7,878,913
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	204,843,256	175,883	(6,965,957)	3,414,426	201,467,608	—	388,395	—	29,198,204
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	748,466,358	876,886	(28,679,660)	13,142,745	733,806,329	—	(4,579,091)	—	84,345,555
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	959,135,608	142,935,514	(63,717,584)	(121,566,841)	916,786,697	85,654,396	31,144,112	56,926,282	57,514,849
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	761,426,738	890,246	(21,372,468)	5,628,656	746,573,172	—	965,190	—	94,264,289
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	462,113,318	—	(29,779,080)	29,494,429	461,828,667	—	38,052,041	—	7,139,104
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	67,345,196	25,319	(14,811,079)	14,744,461	67,303,897	—	(2,485,151)	—	4,454,262
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	53,188,693	—	(12,290,610)	13,842,679	54,740,762	—	995,223	—	2,798,607
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	545,048,964	648,575	(20,900,071)	5,467,083	530,264,551	—	(1,378,044)	—	56,231,660
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	66,659,397	89,346	(14,676,034)	14,107,913	66,180,622	—	(2,283,846)	—	8,696,534
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	1,539,733,340	1,709,009	(57,555,175)	21,260,339	1,505,147,513	—	(8,295,474)	—	160,292,600
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	321,794,721	472,457	(32,459)	(9,032,570)	313,202,149	—	91,452	—	3,951,579
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	477,069,213	—	(32,419,157)	31,497,127	476,147,183	—	51,937,545	—	9,072,927
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	1,116,854,453	1,369,217	(39,278,289)	9,837,578	1,088,782,959	—	(3,886,258)	—	116,322,966
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	80,961,074	39,804	(2,036,305)	3,030,321	81,994,894	—	8,170,730	—	1,379,457
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	55,788,050	239,015	(43,054)	5,174,443	61,158,454	—	43,302	—	1,086,682
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	79,596,331	65,784	(2,151,911)	4,377,719	81,887,923	—	8,650,481	—	1,206,185
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	307,512,164	248,729	(17,400,151)	23,365,096	313,725,838	—	8,537,481	—	4,097,242
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,281,461,914	1,434,994	(49,351,323)	17,078,930	1,250,624,515	—	(6,740,048)	—	127,095,987
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	313,415,039	73,951	(7,853,206)	9,264,807	314,900,591	—	9,749,245	—	5,685,152
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	356,807,179	38,716,729	(20,628,913)	(19,125,872)	355,769,123	30,407,367	1,740,271	8,209,413	29,921,709
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	337,086,487	15,672,325	(39,347,393)	28,411,984	341,823,403	12,992,422	8,417,727	2,679,903	23,557,781
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	407,839,637	40,527,263	—	7,329,636	455,696,536	27,742,284	—	12,784,979	33,581,175
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	59,914,116	19,909	(6,440,715)	8,086,625	61,579,935	—	7,373,431	—	1,283,718
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	66,940,886	10,362	(4,287,922)	5,619,855	68,283,181	—	9,577,931	—	1,297,419
Total	13,643,755,325			200,513,368	13,559,348,700	163,148,773	273,068,783	97,503,561

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	30,442,008	30,442,008
Equity Funds	—	—	—	6,636,560,987	6,636,560,987
Fixed Income Funds	—	—	—	6,164,476,733	6,164,476,733
Money Market Funds	727,868,972	—	—	—	727,868,972
Total Investments in Securities	727,868,972	—	—	12,831,479,728	13,559,348,700
Investments in Derivatives
Asset
Futures Contracts	10,269,641	—	—	—	10,269,641
Liability
Futures Contracts	(5,706,469)	—	—	—	(5,706,469)
Total	732,432,144	—	—	12,831,479,728	13,563,911,872
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,848,024	13,898,355
Total Alternative Strategies Funds (Cost $12,595,716)		13,898,355

Equity Funds 63.7%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,142,968	31,527,983
International 20.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	4,833,559	82,750,530
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	29,698,056	473,387,010
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	19,697,102	234,198,546
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	15,950,271	231,438,430
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	20,846,631	282,888,788
Total		1,304,663,304
U.S. Large Cap 38.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,026,603	209,107,968
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	14,357,491	419,956,609
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	5,812,432	351,884,650
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	688,479	94,349,215
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,724,288	240,924,161
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	2,670,119	211,633,612
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,157,224	323,131,137
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	2,244,986	126,347,805
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	2,815,147	215,555,833
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,872,504	214,497,999
Total		2,407,388,989
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	748,670	44,500,947
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	622,995	42,295,155
Total		86,796,102
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	2,774,067	41,916,161
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,989,544	38,915,474
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	819,532	39,312,953
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	732,723	38,563,196
Total		158,707,784
Total Equity Funds (Cost $2,449,963,698)		3,989,084,162

Fixed Income Funds 30.3%

Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,391,380	45,880,644
Investment Grade 29.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	13,059,078	90,107,639
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,844,097	172,643,646
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	35,120,261	278,152,465
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	20,711,970	195,313,877
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	45,573,744	427,937,457
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	32,563,405	304,793,470
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,588,604	379,711,863
Total		1,848,660,417
Total Fixed Income Funds (Cost $2,026,520,725)		1,894,541,061

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2026 (Unaudited)
Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(c)	318,748,977	318,557,728
Total Money Market Funds (Cost $318,638,701)		318,557,728
Total Investments in Securities (Cost: $4,807,718,840)		6,216,081,306
Other Assets & Liabilities, Net		43,544,686
Net Assets		6,259,625,992
At June 30, 2026, securities and/or cash totaling $43,966,211 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	322	07/2026	EUR	27,080,200	—	(39,062)
DAX Index	44	09/2026	EUR	27,649,600	364,489	—
Russell 2000 Index E-mini	168	09/2026	USD	25,583,040	657,980	—
S&P 500 Index E-mini	909	09/2026	USD	343,067,963	2,618,404	—
S&P/TSX 60 Index	287	09/2026	CAD	117,997,180	53,993	—
U.S. Treasury 10-Year Note	989	09/2026	USD	108,681,828	747,462	—
U.S. Treasury Ultra Bond	143	09/2026	USD	16,610,344	559,375	—
Total					5,001,703	(39,062)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2,043)	09/2026	EUR	(129,853,080)	—	(2,460,053)
FTSE/MIB Index	(105)	09/2026	EUR	(27,237,000)	15,891	—
IBEX 35 Index	(141)	07/2026	EUR	(27,349,206)	—	(155,950)
MSCI EAFE Index	(285)	09/2026	USD	(44,820,525)	297,095	—
Total					312,986	(2,616,003)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	304,578,319	190,038,188	(175,979,369)	(79,410)	318,557,728	—	(9,991)	5,590,330	318,748,977
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	15,305,718	12,947	(3,390,413)	1,970,103	13,898,355	—	886,312	—	2,848,024
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	203,729,970	—	(4,902,212)	10,280,210	209,107,968	—	7,225,446	—	3,026,603
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	406,176,812	—	(7,782,871)	21,562,668	419,956,609	—	13,495,401	—	14,357,491
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	341,304,201	213	(2,435,276)	13,015,512	351,884,650	—	9,220,725	—	5,812,432
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	92,871,749	—	(1,084,214)	2,561,680	94,349,215	—	2,769,725	—	688,479
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	46,218,645	1,235,860	(1,935,869)	362,008	45,880,644	—	(223,799)	1,205,228	5,391,380
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	81,279,527	4,547,546	(15,372,816)	12,296,273	82,750,530	3,904,986	8,566,812	642,560	4,833,559
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	91,308,498	80,055	(2,823,447)	1,542,533	90,107,639	—	154,246	—	13,059,078
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	172,864,630	184,572	(2,900,034)	2,494,478	172,643,646	—	(512,897)	—	19,844,097
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	489,751,661	74,094,763	(26,320,402)	(64,139,012)	473,387,010	44,228,039	16,829,314	29,729,404	29,698,056
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	275,968,364	318,825	(566,097)	2,431,373	278,152,465	—	24,743	—	35,120,261
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	237,641,089	69,721	(13,925,857)	17,139,208	240,924,161	—	17,267,601	—	3,724,288
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	39,993,833	—	(7,849,525)	9,771,853	41,916,161	—	(2,439,199)	—	2,774,067
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	36,327,382	—	(10,738,419)	13,326,511	38,915,474	—	(3,026,054)	—	1,989,544
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	197,039,490	221,394	(3,693,558)	1,746,551	195,313,877	—	(290,530)	—	20,711,970
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,387,193	693	(3,233,335)	5,373,432	31,527,983	—	(41,679)	—	4,142,968
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	429,701,471	455,552	(6,870,950)	4,651,384	427,937,457	—	(1,021,862)	—	45,573,744
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	217,658,063	156,652	(35,693)	(6,145,410)	211,633,612	—	100,565	—	2,670,119
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	315,542,644	1,537	(24,476,403)	32,063,359	323,131,137	—	23,264,302	—	6,157,224
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	305,621,679	345,951	(3,171,976)	1,997,816	304,793,470	—	(375,932)	—	32,563,405
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	42,308,649	16,044	(778,630)	2,954,884	44,500,947	—	2,964,544	—	748,670
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	123,679,707	533	(4,334,530)	7,002,095	126,347,805	—	4,159,936	—	2,244,986
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	39,009,650	188	(548,729)	3,834,046	42,295,155	—	2,613,514	—	622,995
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	207,674,143	—	(9,212,044)	17,093,734	215,555,833	—	4,526,525	—	2,815,147
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	380,301,412	420,292	(4,724,861)	3,715,020	379,711,863	—	(635,487)	—	38,588,604
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	208,730,952	—	(3,130,569)	8,897,616	214,497,999	—	3,939,585	—	3,872,504
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	229,077,245	25,396,802	(6,779,149)	(13,496,352)	234,198,546	19,933,169	1,952,148	5,390,175	19,697,102
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	222,727,853	10,510,144	(20,372,017)	18,572,450	231,438,430	8,724,840	5,615,597	1,785,045	15,950,271
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	253,180,025	25,158,647	—	4,550,116	282,888,788	17,221,946	—	7,936,701	20,846,631
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	36,474,663	—	(3,148,399)	5,986,689	39,312,953	—	3,539,952	—	819,532
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	36,697,804	1,393	(2,751,321)	4,615,320	38,563,196	—	3,750,196	—	732,723
Total	6,110,133,041			147,948,738	6,216,081,306	94,012,980	124,289,759	52,279,443

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	13,898,355	13,898,355
Equity Funds	—	—	—	3,989,084,162	3,989,084,162
Fixed Income Funds	—	—	—	1,894,541,061	1,894,541,061
Money Market Funds	318,557,728	—	—	—	318,557,728
Total Investments in Securities	318,557,728	—	—	5,897,523,578	6,216,081,306
Investments in Derivatives
Asset
Futures Contracts	5,314,689	—	—	—	5,314,689
Liability
Futures Contracts	(2,655,065)	—	—	—	(2,655,065)
Total	321,217,352	—	—	5,897,523,578	6,218,740,930
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,250,825	6,104,023
Total Alternative Strategies Funds (Cost $5,370,346)		6,104,023

Equity Funds 80.6%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,684,436	20,428,562
International 26.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,590,025	44,341,223
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	13,669,359	217,889,585
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	14,001,850	166,481,990
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	8,823,845	128,033,995
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	11,251,420	152,681,771
Total		709,428,564
U.S. Large Cap 48.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,093,626	144,648,624
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	6,389,202	186,884,165
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	3,039,772	184,027,770
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	561,025	76,882,854
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,293,643	148,375,785
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,450,805	114,990,788
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,202,213	168,052,107
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	919,925	51,773,377
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,565,742	119,888,883
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,027,052	112,278,420
Total		1,307,802,773
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	412,338	24,509,355
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	333,448	22,637,809
Total		47,147,164
U.S. Small Cap 3.1%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	1,484,494	22,430,701
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,023,978	20,029,002
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	420,035	20,149,093
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	373,218	19,642,478
Total		82,251,274
Total Equity Funds (Cost $1,308,225,848)		2,167,058,337

Fixed Income Funds 16.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,523,701	12,966,698
Investment Grade 15.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,680,002	25,392,012
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	11,343,365	89,839,452
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,898,266	65,050,652
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	8,539,566	80,186,526
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	5,854,256	54,795,835
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,419,049	102,523,439
Total		417,787,916
Total Fixed Income Funds (Cost $447,440,174)		430,754,614

The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2026 (Unaudited)
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(c)	66,982,932	66,942,742
Total Money Market Funds (Cost $66,959,147)		66,942,742
Total Investments in Securities (Cost: $1,827,995,515)		2,670,859,716
Other Assets & Liabilities, Net		18,712,766
Net Assets		2,689,572,482
At June 30, 2026, securities and/or cash totaling $19,140,089 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	138	07/2026	EUR	11,605,800	—	(16,741)
DAX Index	19	09/2026	EUR	11,939,600	155,497	—
Russell 2000 Index E-mini	96	09/2026	USD	14,618,880	375,989	—
S&P 500 Index E-mini	298	09/2026	USD	112,468,925	816,301	—
S&P/TSX 60 Index	120	09/2026	CAD	49,336,800	22,575	—
U.S. Treasury 10-Year Note	364	09/2026	USD	40,000,188	275,102	—
Total					1,645,464	(16,741)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(879)	09/2026	EUR	(55,869,240)	—	(1,058,437)
FTSE/MIB Index	(44)	09/2026	EUR	(11,413,600)	6,659	—
IBEX 35 Index	(60)	07/2026	EUR	(11,637,960)	—	(66,390)
MSCI EAFE Index	(161)	09/2026	USD	(25,319,665)	167,833	—
Total					174,492	(1,124,827)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	68,558,038	62,828,619	(64,429,104)	(14,811)	66,942,742	—	(3,812)	1,210,732	66,982,932
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,454,978	6,462	(1,572,486)	1,215,069	6,104,023	—	9,804	—	1,250,825
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	138,571,611	99,673	(1,334,976)	7,312,316	144,648,624	—	4,607,882	—	2,093,626
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	177,549,116	176,235	(2,293,497)	11,452,311	186,884,165	—	3,918,813	—	6,389,202
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	175,933,134	734,551	(872,463)	8,232,548	184,027,770	—	3,279,657	—	3,039,772
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	74,893,567	16,134	(660,228)	2,633,381	76,882,854	—	1,652,557	—	561,025
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,936,522	369,161	(478,338)	139,353	12,966,698	—	(104,063)	340,767	1,523,701
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	42,352,146	2,432,893	(7,195,291)	6,751,475	44,341,223	2,091,863	3,997,025	338,139	2,590,025
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	25,100,599	103,551	(274,378)	462,240	25,392,012	—	13,742	—	3,680,002
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	225,581,763	34,230,986	(14,303,112)	(27,620,052)	217,889,585	20,357,190	5,656,846	13,612,325	13,669,359
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	88,635,155	608,046	(187,760)	784,011	89,839,452	—	7,105	—	11,343,365
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	145,183,213	45,365	(5,772,768)	8,919,975	148,375,785	—	11,881,469	—	2,293,643
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	21,066,515	17,476	(3,719,311)	5,066,021	22,430,701	—	(1,219,202)	—	1,484,494
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,183,229	50,828	(5,221,959)	7,016,904	20,029,002	—	(1,879,651)	—	1,023,978
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	64,955,610	334,054	(687,380)	448,368	65,050,652	—	33,686	—	6,898,266
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	18,247,731	34,413	(1,385,394)	3,531,812	20,428,562	—	(183,639)	—	2,684,436
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	79,686,654	423,858	(714,385)	790,399	80,186,526	—	(111,042)	—	8,539,566
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	116,876,104	1,332,321	(10,069)	(3,207,568)	114,990,788	—	28,368	—	1,450,805
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	158,566,625	6,047	(9,081,402)	18,560,837	168,052,107	—	9,585,390	—	3,202,213
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	54,413,474	344,905	(282,473)	319,929	54,795,835	—	(28,422)	—	5,854,256
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	22,149,061	29,493	(174,300)	2,505,101	24,509,355	—	648,880	—	412,338
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	50,053,300	5,543	(1,443,878)	3,158,412	51,773,377	—	1,343,880	—	919,925
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,183,778	19,402	(177,726)	2,612,355	22,637,809	—	770,337	—	333,448
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	113,602,536	148,236	(3,855,083)	9,993,194	119,888,883	—	1,843,131	—	1,565,742
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	101,784,300	584,382	(796,917)	951,674	102,523,439	—	(121,547)	—	10,419,049
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	107,741,836	59,026	(980,599)	5,458,157	112,278,420	—	1,174,847	—	2,027,052
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	160,473,928	18,244,999	(2,937,508)	(9,299,429)	166,481,990	14,152,972	1,006,571	3,817,420	14,001,850
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	118,584,290	5,859,196	(7,404,892)	10,995,401	128,033,995	4,820,322	1,934,758	962,988	8,823,845
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	136,647,249	13,578,717	—	2,455,805	152,681,771	9,295,092	—	4,283,625	11,251,420
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,110,484	8,977	(1,300,240)	3,329,872	20,149,093	—	1,424,280	—	420,035
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,301,859	3,359	(1,214,749)	2,552,009	19,642,478	—	1,627,267	—	373,218
Total	2,581,378,405			87,507,069	2,670,859,716	50,717,439	52,794,917	24,565,996

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	6,104,023	6,104,023
Equity Funds	—	—	—	2,167,058,337	2,167,058,337
Fixed Income Funds	—	—	—	430,754,614	430,754,614
Money Market Funds	66,942,742	—	—	—	66,942,742
Total Investments in Securities	66,942,742	—	—	2,603,916,974	2,670,859,716
Investments in Derivatives
Asset
Futures Contracts	1,819,956	—	—	—	1,819,956
Liability
Futures Contracts	(1,141,568)	—	—	—	(1,141,568)
Total	67,621,130	—	—	2,603,916,974	2,671,538,104
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $776,722,402, $1,760,171,604, $11,473,927,508, respectively)	$768,238,246	$1,895,126,173	$13,559,348,700
Cash	11,582	5,644	—
Margin deposits on:
Futures contracts	3,432,401	10,777,233	84,938,187
Receivable for:
Investments sold	1,595,169	2,685,143	15,147,429
Capital shares sold	958	1,824	106,287
Dividends	157,543	365,864	2,247,381
Variation margin for futures contracts	206,718	687,277	5,580,651
Expense reimbursement due from Investment Manager	404	646	—
Prepaid expenses	1,184	2,061	9,357
Total assets	773,644,205	1,909,651,865	13,667,377,992
Liabilities
Due to custodian	—	—	146,838
Payable for:
Investments purchased	19,214	26,598	—
Capital shares redeemed	1,596,127	2,686,967	15,253,716
Variation margin for futures contracts	299,597	872,255	6,568,668
Management services fees	1,543	3,849	25,512
Distribution and/or service fees	5,286	13,034	92,440
Service fees	38,756	95,453	682,471
Compensation of chief compliance officer	62	153	1,070
Compensation of board members	1,990	3,285	16,061
Other expenses	39,449	55,863	185,269
Deferred compensation of board members	176,975	334,618	1,446,698
Total liabilities	2,178,999	4,092,075	24,418,743
Net assets applicable to outstanding capital stock	$771,465,206	$1,905,559,790	$13,642,959,249
Represented by
Trust capital	$771,465,206	$1,905,559,790	$13,642,959,249
Total - representing net assets applicable to outstanding capital stock	$771,465,206	$1,905,559,790	$13,642,959,249
Class 1
Net assets	$3,270,090	$7,800,087	$161,429,120
Shares outstanding	177,008	341,330	5,666,637
Net asset value per share	$18.47	$22.85	$28.49
Class 2
Net assets	$468,297,528	$1,080,708,327	$7,549,173,033
Shares outstanding	25,829,027	48,136,091	269,549,957
Net asset value per share	$18.13	$22.45	$28.01
Class 4
Net assets	$299,897,588	$817,051,376	$5,932,357,096
Shares outstanding	16,546,886	36,324,234	211,545,468
Net asset value per share	$18.12	$22.49	$28.04
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Statement of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $4,807,718,840, $1,827,995,515, respectively)	$6,216,081,306	$2,670,859,716
Cash	—	74,239
Margin deposits on:
Futures contracts	43,966,212	19,140,088
Receivable for:
Investments sold	4,834,254	1,563,802
Capital shares sold	975,715	960
Dividends	982,124	213,698
Variation margin for futures contracts	2,967,397	1,070,520
Prepaid expenses	4,367	1,781
Total assets	6,269,811,375	2,692,924,804
Liabilities
Due to custodian	66,961	—
Payable for:
Capital shares redeemed	5,809,969	1,564,762
Variation margin for futures contracts	3,105,262	1,288,471
Management services fees	12,163	4,083
Distribution and/or service fees	39,441	16,613
Service fees	312,957	134,115
Compensation of chief compliance officer	479	200
Compensation of board members	7,739	3,890
Other expenses	100,907	58,374
Deferred compensation of board members	729,505	281,814
Total liabilities	10,185,383	3,352,322
Net assets applicable to outstanding capital stock	$6,259,625,992	$2,689,572,482
Represented by
Trust capital	$6,259,625,992	$2,689,572,482
Total - representing net assets applicable to outstanding capital stock	$6,259,625,992	$2,689,572,482
Class 1
Net assets	$499,935,853	$257,921,027
Shares outstanding	14,554,537	6,249,419
Net asset value per share	$34.35	$41.27
Class 2
Net assets	$3,139,437,245	$1,437,849,607
Shares outstanding	92,980,157	35,412,387
Net asset value per share	$33.76	$40.60
Class 4
Net assets	$2,620,252,894	$993,801,848
Shares outstanding	77,482,974	24,437,402
Net asset value per share	$33.82	$40.67
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$3,370,776	$11,162,185	$97,503,561
Interest	38,398	51,776	1,020,097
Total income	3,409,174	11,213,961	98,523,658
Expenses:
Management services fees	264,977	628,837	4,011,773
Distribution and/or service fees
Class 2	582,722	1,348,818	9,316,873
Class 4	382,554	1,032,951	7,385,016
Service fees	233,050	574,576	4,059,410
Custodian fees	10,634	10,331	12,693
Printing and postage fees	8,228	11,212	33,224
Accounting services fees	14,177	14,177	14,177
Legal fees	12,338	19,802	95,419
Interest on collateral	—	91,264	—
Compensation of chief compliance officer	62	151	1,063
Compensation of board members	9,655	15,671	76,407
Deferred compensation of board members	27,801	52,370	227,295
Other	7,300	13,847	76,924
Total expenses	1,553,498	3,814,007	25,310,274
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(84,212)	(97,610)	—
Total net expenses	1,469,286	3,716,397	25,310,274
Net investment income	1,939,888	7,497,564	73,213,384
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	3,636,639	28,508,527	273,068,783
Capital gain distributions from underlying affiliated funds	3,711,313	16,602,263	163,148,773
Foreign currency translations	(51,817)	(164,483)	(1,265,748)
Futures contracts	(571,940)	1,768,662	11,773,610
Net realized gain	6,724,195	46,714,969	446,725,418
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	9,215,356	19,144,650	200,513,368
Futures contracts	698,246	1,999,306	13,343,025
Net change in unrealized appreciation (depreciation)	9,913,602	21,143,956	213,856,393
Net realized and unrealized gain	16,637,797	67,858,925	660,581,811
Net increase in net assets resulting from operations	$18,577,685	$75,356,489	$733,795,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Statement of Operations (continued)
Six Months Ended June 30, 2026 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$52,279,443	$24,565,996
Interest	543,571	195,250
Total income	52,823,014	24,761,246
Expenses:
Management services fees	1,814,557	544,656
Distribution and/or service fees
Class 2	3,843,714	1,735,566
Class 4	3,227,472	1,205,487
Service fees	1,837,237	777,742
Custodian fees	13,201	11,999
Printing and postage fees	17,645	9,968
Accounting services fees	14,177	14,177
Legal fees	46,916	23,957
Compensation of chief compliance officer	482	204
Compensation of board members	37,379	18,957
Deferred compensation of board members	115,145	45,066
Other	35,566	16,162
Total expenses	11,003,491	4,403,941
Net investment income	41,819,523	20,357,305
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	124,289,759	52,794,917
Capital gain distributions from underlying affiliated funds	94,012,980	50,717,439
Foreign currency translations	(581,948)	(254,059)
Futures contracts	10,677,512	455,323
Net realized gain	228,398,303	103,713,620
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	147,948,738	87,507,069
Futures contracts	6,605,548	2,414,404
Net change in unrealized appreciation (depreciation)	154,554,286	89,921,473
Net realized and unrealized gain	382,952,589	193,635,093
Net increase in net assets resulting from operations	$424,772,112	$213,992,398
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Statement of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,939,888	$25,418,565	$7,497,564	$50,737,937
Net realized gain (loss)	6,724,195	(2,172,721)	46,714,969	46,349,658
Net change in unrealized appreciation (depreciation)	9,913,602	54,433,952	21,143,956	128,605,247
Net increase in net assets resulting from operations	18,577,685	77,679,796	75,356,489	225,692,842
Decrease in net assets from capital stock activity	(39,659,605)	(88,005,230)	(136,965,122)	(247,686,872)
Total decrease in net assets	(21,081,920)	(10,325,434)	(61,608,633)	(21,994,030)
Net assets at beginning of period	792,547,126	802,872,560	1,967,168,423	1,989,162,453
Net assets at end of period	$771,465,206	$792,547,126	$1,905,559,790	$1,967,168,423

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025		June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	34,248	630,458	56,898	990,493	20,606	459,879	68,738	1,424,058
Shares redeemed	(32,395)	(594,825)	(18,070)	(303,003)	(12,423)	(276,978)	(37,674)	(767,180)
Net increase	1,853	35,633	38,828	687,490	8,183	182,901	31,064	656,878
Class 2
Shares sold	858,403	15,377,403	1,835,357	30,816,287	324,388	7,156,665	837,973	17,051,881
Shares redeemed	(1,751,643)	(31,332,734)	(4,167,269)	(70,264,601)	(3,404,728)	(74,700,229)	(6,239,830)	(126,988,150)
Net decrease	(893,240)	(15,955,331)	(2,331,912)	(39,448,314)	(3,080,340)	(67,543,564)	(5,401,857)	(109,936,269)
Class 4
Shares sold	247,312	4,425,084	686,648	11,566,706	45,050	989,489	174,028	3,469,853
Shares redeemed	(1,575,506)	(28,164,991)	(3,614,605)	(60,811,112)	(3,209,805)	(70,593,948)	(6,974,467)	(141,877,334)
Net decrease	(1,328,194)	(23,739,907)	(2,927,957)	(49,244,406)	(3,164,755)	(69,604,459)	(6,800,439)	(138,407,481)
Total net decrease	(2,219,581)	(39,659,605)	(5,221,041)	(88,005,230)	(6,236,912)	(136,965,122)	(12,171,232)	(247,686,872)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$73,213,384	$270,704,274	$41,819,523	$86,130,860
Net realized gain	446,725,418	479,261,152	228,398,303	262,189,886
Net change in unrealized appreciation (depreciation)	213,856,393	1,013,373,770	154,554,286	522,165,869
Net increase in net assets resulting from operations	733,795,195	1,763,339,196	424,772,112	870,486,615
Decrease in net assets from capital stock activity	(807,782,084)	(1,618,338,458)	(310,215,391)	(597,023,784)
Total increase (decrease) in net assets	(73,986,889)	145,000,738	114,556,721	273,462,831
Net assets at beginning of period	13,716,946,138	13,571,945,400	6,145,069,271	5,871,606,440
Net assets at end of period	$13,642,959,249	$13,716,946,138	$6,259,625,992	$6,145,069,271

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025		June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	441,117	12,167,722	1,066,247	26,918,858	1,155,687	38,172,254	2,909,827	86,261,481
Shares redeemed	(70,184)	(1,942,996)	(150,835)	(3,767,528)	(132,563)	(4,332,787)	(364,548)	(10,942,626)
Net increase	370,933	10,224,726	915,412	23,151,330	1,023,124	33,839,467	2,545,279	75,318,855
Class 2
Shares sold	142,652	3,889,628	536,972	13,630,030	235,196	7,556,234	504,865	14,730,414
Shares redeemed	(15,208,191)	(412,704,469)	(32,945,094)	(816,539,101)	(5,671,296)	(184,073,846)	(12,787,495)	(371,557,096)
Net decrease	(15,065,539)	(408,814,841)	(32,408,122)	(802,909,071)	(5,436,100)	(176,517,612)	(12,282,630)	(356,826,682)
Class 4
Shares sold	446,051	11,970,104	227,533	5,673,488	12,346	398,512	46,162	1,320,844
Shares redeemed	(15,497,014)	(421,162,073)	(34,090,922)	(844,254,205)	(5,157,339)	(167,935,758)	(10,919,978)	(316,836,801)
Net decrease	(15,050,963)	(409,191,969)	(33,863,389)	(838,580,717)	(5,144,993)	(167,537,246)	(10,873,816)	(315,515,957)
Total net decrease	(29,745,569)	(807,782,084)	(65,356,099)	(1,618,338,458)	(9,557,969)	(310,215,391)	(20,611,167)	(597,023,784)
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$20,357,305	$21,219,199
Net realized gain	103,713,620	99,774,148
Net change in unrealized appreciation (depreciation)	89,921,473	279,616,426
Net increase in net assets resulting from operations	213,992,398	400,609,773
Decrease in net assets from capital stock activity	(118,963,137)	(159,614,315)
Total increase in net assets	95,029,261	240,995,458
Net assets at beginning of period	2,594,543,221	2,353,547,763
Net assets at end of period	$2,689,572,482	$2,594,543,221

Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	493,167	19,327,087	1,154,408	39,711,322
Shares redeemed	(21,219)	(858,518)	(100,954)	(3,601,712)
Net increase	471,948	18,468,569	1,053,454	36,109,610
Class 2
Shares sold	130,038	5,027,460	637,069	21,912,730
Shares redeemed	(1,868,103)	(72,284,889)	(3,562,164)	(121,041,427)
Net decrease	(1,738,065)	(67,257,429)	(2,925,095)	(99,128,697)
Class 4
Shares sold	93,251	3,625,822	514,791	17,227,395
Shares redeemed	(1,909,164)	(73,800,099)	(3,316,225)	(113,822,623)
Net decrease	(1,815,913)	(70,174,277)	(2,801,434)	(96,595,228)
Total net decrease	(3,082,030)	(118,963,137)	(4,673,075)	(159,614,315)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$18.02	0.07	0.38	0.45
Year Ended 12/31/2025	$16.30	0.56	1.16	1.72
Year Ended 12/31/2024	$15.57	0.49	0.24	0.73
Year Ended 12/31/2023	$14.33	0.38	0.86	1.24
Year Ended 12/31/2022	$16.91	0.23	(2.81)	(2.58)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$17.70	0.04	0.39	0.43
Year Ended 12/31/2025	$16.06	0.54	1.10	1.64
Year Ended 12/31/2024	$15.38	0.49	0.19	0.68
Year Ended 12/31/2023	$14.18	0.32	0.88	1.20
Year Ended 12/31/2022	$16.79	0.20	(2.81)	(2.61)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$17.70	0.04	0.38	0.42
Year Ended 12/31/2025	$16.06	0.53	1.11	1.64
Year Ended 12/31/2024	$15.37	0.50	0.19	0.69
Year Ended 12/31/2023	$14.18	0.31	0.88	1.19
Year Ended 12/31/2022	$16.78	0.20	(2.80)	(2.60)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Financial Highlights (continued)
Variable Portfolio – Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$18.47	2.50%	0.15%	0.13%	0.75%	3%	$3,270
Year Ended 12/31/2025	$18.02	10.55%	0.14%	0.13%	3.28%	15%	$3,156
Year Ended 12/31/2024	$16.30	4.69%	0.16%	0.13%	3.06%	51%	$2,223
Year Ended 12/31/2023	$15.57	8.65%	0.15% (c)	0.14% (c)	2.55%	29%	$2,957
Year Ended 12/31/2022	$14.33	(15.26% )	0.14% (c)	0.14% (c)	1.51%	10%	$1,014
Year Ended 12/31/2021	$16.91	3.05%	0.12% (c)	0.12% (c)	1.70%	22%	$1,169
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$18.13	2.43%	0.40%	0.38%	0.50%	3%	$468,298
Year Ended 12/31/2025	$17.70	10.21%	0.39%	0.38%	3.20%	15%	$473,063
Year Ended 12/31/2024	$16.06	4.42%	0.41%	0.38%	3.11%	51%	$466,645
Year Ended 12/31/2023	$15.38	8.46%	0.40% (c)	0.39% (c)	2.16%	29%	$497,718
Year Ended 12/31/2022	$14.18	(15.55% )	0.39% (c)	0.39% (c)	1.34%	10%	$515,883
Year Ended 12/31/2021	$16.79	2.82%	0.37% (c)	0.37% (c)	1.22%	22%	$654,063
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$18.12	2.37%	0.40%	0.38%	0.50%	3%	$299,898
Year Ended 12/31/2025	$17.70	10.21%	0.39%	0.38%	3.18%	15%	$316,329
Year Ended 12/31/2024	$16.06	4.49%	0.41%	0.38%	3.12%	51%	$334,004
Year Ended 12/31/2023	$15.37	8.39%	0.40% (c)	0.39% (c)	2.15%	29%	$371,012
Year Ended 12/31/2022	$14.18	(15.49% )	0.39% (c)	0.39% (c)	1.33%	10%	$395,289
Year Ended 12/31/2021	$16.78	2.82%	0.37% (c)	0.37% (c)	1.21%	22%	$534,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$21.95	0.11	0.79	0.90
Year Ended 12/31/2025	$19.53	0.58	1.84	2.42
Year Ended 12/31/2024	$18.30	0.55	0.68	1.23
Year Ended 12/31/2023	$16.52	0.32	1.46	1.78
Year Ended 12/31/2022	$19.65	0.23	(3.36)	(3.13)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$21.59	0.09	0.77	0.86
Year Ended 12/31/2025	$19.26	0.52	1.81	2.33
Year Ended 12/31/2024	$18.10	0.48	0.68	1.16
Year Ended 12/31/2023	$16.38	0.30	1.42	1.72
Year Ended 12/31/2022	$19.52	0.19	(3.33)	(3.14)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$21.63	0.09	0.77	0.86
Year Ended 12/31/2025	$19.29	0.52	1.82	2.34
Year Ended 12/31/2024	$18.13	0.48	0.68	1.16
Year Ended 12/31/2023	$16.41	0.30	1.42	1.72
Year Ended 12/31/2022	$19.56	0.19	(3.34)	(3.15)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2026	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 4	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Financial Highlights (continued)
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$22.85	4.10%	0.15% (c)	0.14% (c)	1.03%	2%	$7,800
Year Ended 12/31/2025	$21.95	12.39%	0.15% (c)	0.14% (c)	2.78%	11%	$7,312
Year Ended 12/31/2024	$19.53	6.72%	0.15% (c)	0.14% (c)	2.84%	50%	$5,899
Year Ended 12/31/2023	$18.30	10.78%	0.13% (c)	0.13% (c)	1.86%	27%	$4,628
Year Ended 12/31/2022	$16.52	(15.93% )	0.12% (c)	0.12% (c)	1.36%	7%	$2,118
Year Ended 12/31/2021	$19.65	5.99%	0.12% (c)	0.12% (c)	1.33%	18%	$1,964
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$22.45	3.98%	0.40% (c)	0.39% (c)	0.78%	2%	$1,080,708
Year Ended 12/31/2025	$21.59	12.10%	0.40% (c)	0.39% (c)	2.57%	11%	$1,105,721
Year Ended 12/31/2024	$19.26	6.41%	0.40% (c)	0.39% (c)	2.54%	50%	$1,090,240
Year Ended 12/31/2023	$18.10	10.50%	0.38% (c)	0.38% (c)	1.75%	27%	$1,155,844
Year Ended 12/31/2022	$16.38	(16.09% )	0.37% (c)	0.37% (c)	1.12%	7%	$1,163,336
Year Ended 12/31/2021	$19.52	5.74%	0.37% (c)	0.37% (c)	0.99%	18%	$1,550,825
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$22.49	3.98%	0.40% (c)	0.39% (c)	0.78%	2%	$817,051
Year Ended 12/31/2025	$21.63	12.13%	0.40% (c)	0.39% (c)	2.56%	11%	$854,136
Year Ended 12/31/2024	$19.29	6.40%	0.40% (c)	0.39% (c)	2.54%	50%	$893,023
Year Ended 12/31/2023	$18.13	10.48%	0.38% (c)	0.38% (c)	1.75%	27%	$982,641
Year Ended 12/31/2022	$16.41	(16.10% )	0.37% (c)	0.37% (c)	1.11%	7%	$1,027,353
Year Ended 12/31/2021	$19.56	5.79%	0.37% (c)	0.37% (c)	0.99%	18%	$1,411,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Financial Highlights
Variable Portfolio – Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$26.96	0.18	1.35	1.53
Year Ended 12/31/2025	$23.62	0.57	2.77	3.34
Year Ended 12/31/2024	$21.67	0.55	1.40	1.95
Year Ended 12/31/2023	$19.14	0.35	2.18	2.53
Year Ended 12/31/2022	$22.90	0.24	(4.00)	(3.76)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$26.54	0.15	1.32	1.47
Year Ended 12/31/2025	$23.31	0.49	2.74	3.23
Year Ended 12/31/2024	$21.44	0.49	1.38	1.87
Year Ended 12/31/2023	$18.98	0.30	2.16	2.46
Year Ended 12/31/2022	$22.76	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$26.57	0.15	1.32	1.47
Year Ended 12/31/2025	$23.34	0.49	2.74	3.23
Year Ended 12/31/2024	$21.47	0.49	1.38	1.87
Year Ended 12/31/2023	$19.01	0.29	2.17	2.46
Year Ended 12/31/2022	$22.79	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Financial Highlights (continued)
Variable Portfolio – Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$28.49	5.68%	0.13%	0.13%	1.34%	2%	$161,429
Year Ended 12/31/2025	$26.96	14.14%	0.12%	0.12%	2.25%	9%	$142,773
Year Ended 12/31/2024	$23.62	9.00%	0.14% (c)	0.14% (c)	2.37%	59%	$103,467
Year Ended 12/31/2023	$21.67	13.22%	0.13% (c)	0.13% (c)	1.75%	40%	$70,233
Year Ended 12/31/2022	$19.14	(16.42% )	0.14% (c)	0.14% (c)	1.20%	12%	$38,961
Year Ended 12/31/2021	$22.90	9.31%	0.12% (c)	0.12% (c)	1.10%	21%	$27,263
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$28.01	5.54%	0.38%	0.38%	1.08%	2%	$7,549,173
Year Ended 12/31/2025	$26.54	13.86%	0.37%	0.37%	1.99%	9%	$7,553,023
Year Ended 12/31/2024	$23.31	8.72%	0.39% (c)	0.39% (c)	2.13%	59%	$7,389,512
Year Ended 12/31/2023	$21.44	12.96%	0.38% (c)	0.38% (c)	1.48%	40%	$7,545,104
Year Ended 12/31/2022	$18.98	(16.61% )	0.39% (c)	0.39% (c)	0.92%	12%	$7,213,761
Year Ended 12/31/2021	$22.76	9.00%	0.37% (c)	0.37% (c)	0.85%	21%	$9,154,944
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$28.04	5.53%	0.38%	0.38%	1.08%	2%	$5,932,357
Year Ended 12/31/2025	$26.57	13.84%	0.37%	0.37%	1.99%	9%	$6,021,151
Year Ended 12/31/2024	$23.34	8.71%	0.39% (c)	0.39% (c)	2.13%	59%	$6,078,967
Year Ended 12/31/2023	$21.47	12.94%	0.38% (c)	0.38% (c)	1.47%	40%	$6,415,584
Year Ended 12/31/2022	$19.01	(16.59% )	0.39% (c)	0.39% (c)	0.91%	12%	$6,410,024
Year Ended 12/31/2021	$22.79	9.04%	0.37% (c)	0.37% (c)	0.85%	21%	$8,626,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$32.03	0.26	2.06	2.32
Year Ended 12/31/2025	$27.62	0.50	3.91	4.41
Year Ended 12/31/2024	$24.82	0.49	2.31	2.80
Year Ended 12/31/2023	$21.54	0.31	2.97	3.28
Year Ended 12/31/2022	$26.07	0.22	(4.75)	(4.53)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$31.53	0.22	2.01	2.23
Year Ended 12/31/2025	$27.25	0.42	3.86	4.28
Year Ended 12/31/2024	$24.55	0.42	2.28	2.70
Year Ended 12/31/2023	$21.36	0.25	2.94	3.19
Year Ended 12/31/2022	$25.92	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$31.57	0.22	2.03	2.25
Year Ended 12/31/2025	$27.29	0.42	3.86	4.28
Year Ended 12/31/2024	$24.59	0.42	2.28	2.70
Year Ended 12/31/2023	$21.40	0.25	2.94	3.19
Year Ended 12/31/2022	$25.96	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Financial Highlights (continued)
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$34.35	7.24%	0.13%	0.13%	1.59%	2%	$499,936
Year Ended 12/31/2025	$32.03	15.97%	0.12%	0.12%	1.68%	8%	$433,437
Year Ended 12/31/2024	$27.62	11.28%	0.14% (c)	0.14% (c)	1.82%	48%	$303,406
Year Ended 12/31/2023	$24.82	15.23%	0.13% (c)	0.13% (c)	1.36%	32%	$209,507
Year Ended 12/31/2022	$21.54	(17.38% )	0.13% (c)	0.13% (c)	0.98%	9%	$130,084
Year Ended 12/31/2021	$26.07	12.61%	0.13% (c)	0.13% (c)	0.81%	20%	$95,758
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$33.76	7.07%	0.38%	0.38%	1.35%	2%	$3,139,437
Year Ended 12/31/2025	$31.53	15.71%	0.37%	0.37%	1.43%	8%	$3,102,657
Year Ended 12/31/2024	$27.25	11.00%	0.39% (c)	0.39% (c)	1.59%	48%	$3,016,416
Year Ended 12/31/2023	$24.55	14.93%	0.38% (c)	0.38% (c)	1.11%	32%	$3,064,243
Year Ended 12/31/2022	$21.36	(17.59% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,986,446
Year Ended 12/31/2021	$25.92	12.31%	0.38% (c)	0.38% (c)	0.59%	20%	$4,099,901
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$33.82	7.13%	0.38%	0.38%	1.35%	2%	$2,620,253
Year Ended 12/31/2025	$31.57	15.68%	0.37%	0.37%	1.43%	8%	$2,608,975
Year Ended 12/31/2024	$27.29	10.98%	0.39% (c)	0.39% (c)	1.60%	48%	$2,551,784
Year Ended 12/31/2023	$24.59	14.91%	0.38% (c)	0.38% (c)	1.11%	32%	$2,599,445
Year Ended 12/31/2022	$21.40	(17.57% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,535,765
Year Ended 12/31/2021	$25.96	12.33%	0.38% (c)	0.38% (c)	0.59%	20%	$3,412,547
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Financial Highlights
Variable Portfolio – Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$38.00	0.35	2.92	3.27
Year Ended 12/31/2025	$32.22	0.38	5.40	5.78
Year Ended 12/31/2024	$28.39	0.38	3.45	3.83
Year Ended 12/31/2023	$24.16	0.25	3.98	4.23
Year Ended 12/31/2022	$29.46	0.19	(5.49)	(5.30)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$37.43	0.30	2.87	3.17
Year Ended 12/31/2025	$31.82	0.29	5.32	5.61
Year Ended 12/31/2024	$28.11	0.31	3.40	3.71
Year Ended 12/31/2023	$23.98	0.19	3.94	4.13
Year Ended 12/31/2022	$29.31	0.13	(5.46)	(5.33)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$37.49	0.30	2.88	3.18
Year Ended 12/31/2025	$31.87	0.29	5.33	5.62
Year Ended 12/31/2024	$28.15	0.31	3.41	3.72
Year Ended 12/31/2023	$24.02	0.19	3.94	4.13
Year Ended 12/31/2022	$29.36	0.13	(5.47)	(5.34)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2026

Financial Highlights (continued)
Variable Portfolio – Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$41.27	8.61%	0.11%	0.11%	1.80%	3%	$257,921
Year Ended 12/31/2025	$38.00	17.94%	0.11%	0.11%	1.08%	8%	$219,558
Year Ended 12/31/2024	$32.22	13.49%	0.12% (c)	0.12% (c)	1.22%	52%	$152,230
Year Ended 12/31/2023	$28.39	17.51%	0.12% (c)	0.12% (c)	0.95%	40%	$102,364
Year Ended 12/31/2022	$24.16	(17.99% )	0.12% (c)	0.12% (c)	0.76%	9%	$62,600
Year Ended 12/31/2021	$29.46	16.03%	0.13% (c)	0.13% (c)	0.58%	22%	$43,538
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$40.60	8.47%	0.36%	0.36%	1.55%	3%	$1,437,850
Year Ended 12/31/2025	$37.43	17.63%	0.36%	0.36%	0.85%	8%	$1,390,675
Year Ended 12/31/2024	$31.82	13.20%	0.37% (c)	0.37% (c)	1.01%	52%	$1,275,278
Year Ended 12/31/2023	$28.11	17.22%	0.37% (c)	0.37% (c)	0.72%	40%	$1,239,060
Year Ended 12/31/2022	$23.98	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$1,135,243
Year Ended 12/31/2021	$29.31	15.76%	0.38% (c)	0.38% (c)	0.40%	22%	$1,459,446
Class 4
Six Months Ended 6/30/2026 (Unaudited)	$40.67	8.48%	0.36%	0.36%	1.55%	3%	$993,802
Year Ended 12/31/2025	$37.49	17.63%	0.36%	0.36%	0.85%	8%	$984,310
Year Ended 12/31/2024	$31.87	13.21%	0.37% (c)	0.37% (c)	1.01%	52%	$926,040
Year Ended 12/31/2023	$28.15	17.19%	0.37% (c)	0.37% (c)	0.73%	40%	$916,114
Year Ended 12/31/2022	$24.02	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$862,346
Year Ended 12/31/2021	$29.36	15.77%	0.38% (c)	0.38% (c)	0.40%	22%	$1,136,491
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio. Each Fund currently operates as a diversified fund.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Funds’ risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.
In connection with certain over-the-counter derivatives, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. The Funds may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund’s net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.  The Funds also have termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Funds would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	277,487 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	249,745 *
Total		527,232

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	233,776 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	293,940
Interest rate risk	(865,880)
Total	(571,940)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	264,921
Interest rate risk	433,325
Total	698,246
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	59,087,151
Futures contracts — short	15,960,146
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,040,341 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	521,847 *
Total		1,562,188

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	778,321 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,501,411
Interest rate risk	(1,732,749)
Total	1,768,662

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,098,881
Interest rate risk	900,425
Total	1,999,306
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	168,898,083
Futures contracts — short	51,064,852
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	7,412,545 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,857,096 *
Total		10,269,641

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	5,706,469 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	23,834,951
Interest rate risk	(12,061,341)
Total	11,773,610

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,200,152
Interest rate risk	5,142,873
Total	13,343,025
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,320,425,935
Futures contracts — short	409,608,667
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	4,007,852 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,306,837 *
Total		5,314,689

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	2,655,065 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	15,428,013
Interest rate risk	(4,750,501)
Total	10,677,512

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,317,621
Interest rate risk	2,287,927
Total	6,605,548
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	635,794,665
Futures contracts — short	219,968,663
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,544,854 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	275,102 *
Total		1,819,956

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,141,568 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,803,709
Interest rate risk	(1,348,386)
Total	455,323

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,903,835
Interest rate risk	510,569
Total	2,414,404
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	231,189,611
Futures contracts — short	102,931,426
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. Each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2026 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.07
Variable Portfolio – Moderately Conservative Portfolio	0.07
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2026, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027			Prior to May 1, 2026
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.13	0.38	0.38	0.13	0.38	0.38
Variable Portfolio - Moderately Conservative Portfolio	0.13	0.38	0.38	0.13	0.38	0.38
Variable Portfolio - Moderate Portfolio	0.17	0.42	0.42	0.17	0.42	0.42
Variable Portfolio - Moderately Aggressive Portfolio	0.18	0.43	0.43	0.14	0.39	0.39
Variable Portfolio - Aggressive Portfolio	0.18	0.43	0.43	0.14	0.39	0.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	18,663,403	53,611,180
Variable Portfolio – Moderately Conservative Portfolio	29,316,721	144,209,000
Variable Portfolio – Moderate Portfolio	257,806,235	842,925,426
Variable Portfolio – Moderately Aggressive Portfolio	143,230,324	323,589,367
Variable Portfolio – Aggressive Portfolio	79,908,289	129,132,290
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Portfolio Navigator Funds  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Portfolio Navigator Funds  | 2026

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio, and Variable Portfolio - Moderately Conservative Portfolio (each, a Fund, and together, the Funds). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Funds.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement for each Fund.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of each Fund relative to the performance of a benchmark;
•
Information on each Fund’s management fees and total expenses, including information comparing such Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for each Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of such Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

Portfolio Navigator Funds  | 2026

Approval of Management Agreements (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreement supported the continuation of the Management Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to a benchmark index, and (iii) the net assets of each Fund. The Board observed each Fund’s performance for certain periods, noting that each Fund’s performance was generally consistent with expectations in light of the interrelationship of each Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the third-party data provider’s methodology for identifying each Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of each Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
Portfolio Navigator Funds  | 2026

Approval of Management Agreements (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing such Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  With respect to each of Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Moderate Portfolio, and Variable Portfolio – Moderately Aggressive Portfolio, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. With respect to each of Variable Portfolio – Conservative Portfolio and Variable Portfolio – Moderately Conservative Portfolio, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of each Fund, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by each Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with each Fund supported the continuation of the Management Agreement for each Fund.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the net asset level of each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Portfolio Navigator Funds  | 2026

Approval of Management Agreements (continued)
(Unaudited)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement for each Fund.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Portfolio Navigator Funds  | 2026

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7069_(08/26)

Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
Semi-Annual Financial Statements and
Additional Information
June 30, 2026 (Unaudited) BLANKK
CTIVP
®
– Victory Sycamore Established Value Fund
CTIVP
®
– Wellington Large Cap Value Fund
CTIVP
®
– Westfield Mid Cap Growth Fund
CTIVP
®
– Westfield Select Large Cap Growth Fund
Variable Portfolio – Partners Core Equity Fund
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Table of Contents
Columbia Funds Variable Series Trust II | 2026
Portfolio of Investments and Financial Statements
CTIVP
®
- Victory Sycamore Established Value Fund ............................................................................................................................... 3
Portfolio of Investments and Financial Statements
CTIVP
®
- Wellington Large Cap Value Fund ........................................................................................................................................... 12
Portfolio of Investments and Financial Statements
CTIVP
®
- Westfield Mid Cap Growth Fund .............................................................................................................................................. 22
Portfolio of Investments and Financial Statements
CTIVP
®
- Westfield Select Large Cap Growth Fund ............................................................................................................................... 32
Portfolio of Investments and Financial Statements
Variable Portfolio - Partners Core Equity Fund ...................................................................................................................................... 40
Portfolio of Investments and Financial Statements
Variable Portfolio - Partners Small Cap Growth Fund ........................................................................................................................... 50
Portfolio of Investments and Financial Statements

Portfolio of Investments
CTIVP
®
- Victory Sycamore Established Value Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks 97 .5%
Consumer Discretionary 12.6%
Automobile Components 1.8%
Aptiv PLC
(a)
24,300 1,491,534
BorgWarner, Inc. 90,300 5,995,920
Total 7,487,454
Hotels, Restaurants & Leisure 5.0%
Aramark 111,400 6,338,660
Expedia Group, Inc. 7,300 1,867,924
Hilton Worldwide Holdings, Inc. 18,800 6,212,648
Texas Roadhouse, Inc. 33,400 6,453,882
Total 20,873,114
Specialty Retail 5.8%
AutoZone, Inc.
(a)
1,705 5,449,078
Lowe's Cos., Inc. 34,800 7,673,052
Penske Automotive Group, Inc. 32,200 5,762,190
Williams-Sonoma, Inc. 23,600 5,501,160
Total 24,385,480
Total Consumer Discretionary 52,746,048
Consumer Staples 4.8%
Beverages 0.7%
Coca-Cola Consolidated, Inc. 15,600 2,978,352
Consumer Staples Distribution & Retail
2.7%
Casey's General Stores, Inc. 2,145 1,704,825
U.S. Foods Holding Corp.
(a)
96,100 9,826,225
Total 11,531,050
Food Products 1.4%
Archer-Daniels-Midland Co. 75,000 5,730,000
Total Consumer Staples 20,239,402
Energy 6.7%
Energy Equipment & Services 3.4%
Baker Hughes Co. 77,000 4,273,500
Halliburton Co. 165,400 5,615,330
SLB Ltd. 95,000 4,416,550
Total 14,305,380
Oil, Gas & Consumable Fuels 3.3%
Chord Energy Corp. 30,600 3,497,580
Devon Energy Corp. 126,100 5,210,452
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Expand Energy Corp. 54,000 4,924,260
Total 13,632,292
Total Energy 27,937,672
Financials 7.5%
Banks 1.9%
Truist Financial Corp. 157,300 7,836,686
Capital Markets 2.0%
LPL Financial Holdings, Inc. 6,800 1,915,424
Raymond James Financial, Inc. 41,400 6,294,042
Total 8,209,466
Insurance 3.6%
American Financial Group, Inc. 31,100 4,352,134
Hartford Insurance Group, Inc. 49,500 6,559,740
Old Republic International Corp. 109,600 4,484,832
Total 15,396,706
Total Financials 31,442,858
Health Care 8.8%
Health Care Providers & Services 7.0%
Centene Corp.
(a)
59,300 3,806,467
Labcorp Holdings, Inc. 39,000 10,920,000
Molina Healthcare, Inc.
(a)
38,800 8,873,560
Quest Diagnostics, Inc. 28,400 6,019,380
Total 29,619,407
Life Sciences Tools & Services 1.8%
Revvity, Inc. 65,800 7,320,908
Total Health Care 36,940,315
Industrials 23.7%
Aerospace & Defense 2.5%
L3Harris Technologies, Inc. 16,400 4,765,676
StandardAero, Inc.
(a)
193,000 5,772,630
Total 10,538,306
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc. 24,900 4,689,666
Building Products 1.8%
Carrier Global Corp. 100,800 7,393,680
Commercial Services & Supplies 1.1%
Republic Services, Inc. 21,500 4,581,220

Portfolio of Investments
(continued)
CTIVP
®
- Victory Sycamore Established Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
4
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Construction & Engineering 0.5%
API Group Corp.
(a)
45,700 1,935,395
Electrical Equipment 3.3%
Hubbell, Inc. 14,900 7,795,680
Regal Rexnord Corp. 25,200 6,002,388
Total 13,798,068
Ground Transportation 3.1%
CSX Corp. 144,500 6,868,085
Knight-Swift Transportation Holdings, Inc. 80,400 6,260,748
Total 13,128,833
Machinery 8.2%
AGCO Corp. 26,400 3,160,080
Crane Co. 26,100 5,822,127
IDEX Corp. 28,000 6,354,600
Lincoln Electric Holdings, Inc. 26,600 7,062,565
Toro Co. 66,500 6,478,430
Xylem, Inc. 41,000 4,846,610
Total 33,724,412
Professional Services 2.1%
CACI International, Inc., Class A
(a)
9,800 4,539,948
FTI Consulting, Inc.
(a)
28,500 4,246,785
Total 8,786,733
Total Industrials 98,576,313
Information Technology 11.6%
Communications Equipment 1.3%
F5, Inc.
(a)
12,600 5,241,096
Electronic Equipment, Instruments &
Components 4.3%
CDW Corp. 23,800 3,347,232
IPG Photonics Corp.
(a)
26,200 3,073,784
Keysight Technologies, Inc.
(a)
22,700 7,946,589
Zebra Technologies Corp., Class A
(a)
14,600 3,843,596
Total 18,211,201
IT Services 2.2%
Akamai Technologies, Inc.
(a)
37,700 4,456,517
Okta, Inc.
(a)
35,000 4,775,750
Total 9,232,267
Semiconductors & Semiconductor
Equipment 3.0%
Microchip Technology, Inc. 91,300 8,326,560
Issuer . Shares
.
Value ($)
Common Stocks (continued)
MKS, Inc. 9,100 4,047,680
Total 12,374,240
Software 0.8%
Trimble, Inc.
(a)
62,200 3,183,396
Total Information Technology 48,242,200
Materials 10.2%
Chemicals 4.3%
CF Industries Holdings, Inc. 36,100 3,908,186
DuPont de Nemours, Inc. 45,300 6,144,492
RPM International, Inc. 72,700 8,080,605
Total 18,133,283
Construction Materials 1.2%
Amrize Ltd.
(a)
90,300 4,812,990
Containers & Packaging 3.5%
AptarGroup, Inc. 49,600 6,209,920
Packaging Corp. of America 34,900 8,315,972
Total 14,525,892
Metals & Mining 1.2%
Steel Dynamics, Inc. 22,200 5,094,012
Total Materials 42,566,177
Real Estate 6.1%
Residential REITs 3.1%
Camden Property Trust 60,600 6,938,094
Equity LifeStyle Properties, Inc. 93,500 6,026,075
Total 12,964,169
Retail REITs 1.3%
NNN REIT, Inc. 113,800 5,295,114
Specialized REITs 1.7%
Lamar Advertising Co., Class A 45,800 7,143,884
Total Real Estate 25,403,167
Utilities 5.5%
Electric Utilities 2.1%
Alliant Energy Corp. 114,900 8,765,721
Multi-Utilities 1.8%
CMS Energy Corp. 97,700 7,474,050

Portfolio of Investments
(continued)
CTIVP
®
- Victory Sycamore Established Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
5
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
12,598,519
54,501,271
(56,773,284)
(1,521)
10,324,985
—
2,586
218,920
10,331,184
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Water Utilities 1.6%
American Water Works Co., Inc. 52,300 6,881,634
Total Utilities 23,121,405
Total Common Stocks
(Cost $ 345,400,163 ) 407,215,557
. Shares
.
Value ($)
Money Market Funds 2 .5%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
10,331,184 10,324,985
1 1 1
Total Money Market Funds
(Cost $ 10,326,572 ) 10,324,985
Total Investments in Securities
(Cost $ 355,726,735 ) 417,540,542
Other Assets & Liabilities, Net 97,249
Net Assets 417,637,791
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
CTIVP
®
- Victory Sycamore Established Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
6
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 52,746,048 — — 52,746,048
Consumer Staples 20,239,402 — — 20,239,402
Energy 27,937,672 — — 27,937,672
Financials 31,442,858 — — 31,442,858
Health Care 36,940,315 — — 36,940,315
Industrials 98,576,313 — — 98,576,313
Information Technology 48,242,200 — — 48,242,200
Materials 42,566,177 — — 42,566,177
Real Estate 25,403,167 — — 25,403,167
Utilities 23,121,405 — — 23,121,405
Total Common Stocks 407,215,557 — — 407,215,557
Money Market Funds 10,324,985 — — 10,324,985
Total Investments in Securities 417,540,542 — — 417,540,542
Fair value measurements (continued)

Statement of Assets and Liabilities
CTIVP
®
- Victory Sycamore Established Value Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
7
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $345,400,163) $ 407,215,557
Affiliated issuers (cost $10,326,572) 10,324,985
Cash 285,698
Receivable for: –
Investments sold 1,160,946
Capital shares sold 13
Dividends 327,807
Expense reimbursement due from Investment Manager 145
Prepaid expenses 857
Total assets 419,316,008
Liabilities
Payable for: —
Investments purchased 996,167
Capital shares redeemed 436,741
Management services fees 52,649
Distribution and/or service fees 5,213
Service fees 8,077
Compensation of chief compliance officer 33
Compensation of board members 1,482
Other expenses 34,169
Deferred compensation of board members 143,686
Total liabilities 1,678,217
Net assets applicable to outstanding capital stock $ 417,637,791
Represented by
Trust capital
$ 417,637,791
Total - representing net assets applicable to outstanding capital stock $ 417,637,791
Class 1
Net assets
$ 250,714,894
Shares outstanding
4,218,029
Net asset value per share
$ 59.44
Class 2
Net assets
$ 88,767,482
Shares outstanding
1,554,066
Net asset value per share
$ 57.12
Class 3
Net assets
$ 78,155,415
Shares outstanding
1,340,563
Net asset value per share
$ 58.30

Statement of Operations
CTIVP
®
- Victory Sycamore Established Value Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
8
Net investment income
Income:
Dividends - unaffiliated issuers $ 3,627,982
Dividends - affiliated issuers 218,920
Foreign taxes withheld (1,645)
Total income 3,845,257
Expenses:
Management services fees 1,551,767
Distribution and/or service fees –
Class 2 105,580
Class 3 47,525
Service fees 53,172
Custodian fees 5,724
Printing and postage fees 7,166
Accounting services fees 16,239
Legal fees 10,780
Compensation of chief compliance officer 31
Compensation of board members 7,576
Deferred compensation of board members 22,621
Other 5,594
Total expenses 1,833,775
Fees waived or expenses reimbursed by Investment Manager and its affiliates (22,035)
Total net expenses 1,811,740
Net investment income 2,033,517
Realized and unrealized gain (loss) - net
Net realized gain on: –
Investments - unaffiliated issuers 32,160,821
Investments - affiliated issuers 2,586
Net realized gain 32,163,407
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 20,888,366
Investments - affiliated issuers (1,521)
Net change in unrealized appreciation 20,886,845
Net realized and unrealized gain 53,050,252
Net increase in net assets resulting from operations $ 55,083,769

Statement of Changes in Net Assets
CTIVP
®
- Victory Sycamore Established Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
9
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 2,033,517 $ 4,711,637
Net realized gain 32,163,407 18,141,255
Net change in unrealized appreciation (depreciation) 20,886,845 (12,620,037)
Net increase in net assets resulting from operations 55,083,769 10,232,855
Decrease in net assets from capital stock activity (30,950,386) (67,422,676)
Total increase (decrease) in net assets 24,133,383 (57,189,821)
Net Assets: – –
Net assets at beginning of period 393,504,408 450,694,229
Net assets at end of period $ 417,637,791 $ 393,504,408
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 34,526 1,928,321 92,481 4,670,874
Shares redeemed (418,553) (23,567,332) (991,514) (51,953,933)
Net decrease (384,027) (21,639,011) (899,033) (47,283,059)
Class 2
Shares sold 25,808 1,392,550 90,384 4,388,748
Shares redeemed (89,620) (4,816,158) (228,128) (11,237,616)
Net decrease (63,812) (3,423,608) (137,744) (6,848,868)
Class 3
Shares sold 11,364 625,228 24,774 1,211,585
Shares redeemed (118,378) (6,512,995) (290,416) (14,502,334)
Net decrease (107,014) (5,887,767) (265,642) (13,290,749)
Total net decrease (554,853) (30,950,386) (1,302,419) (67,422,676)

Financial Highlights
CTIVP® - Victory Sycamore Established Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
10
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 51 .92 0 .30 7 .22 7 .52
Year Ended 12/31/2025
$ 50 .76 0 .58 0 .58 1 .16
Year Ended 12/31/2024
$ 46 .19 0 .53 4 .04 4 .57
Year Ended 12/31/2023
$ 42 .02 0 .55 3 .62 4 .17
Year Ended 12/31/2022
$ 43 .21 0 .56 ( 1 .75 ) ( 1 .19 )
Year Ended 12/31/2021
$ 32 .76 0 .58
(c)
9 .87 10 .45
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 49 .95 0 .22 6 .95 7 .17
Year Ended 12/31/2025
$ 48 .97 0 .44 0 .54 0 .98
Year Ended 12/31/2024
$ 44 .67 0 .39 3 .91 4 .30
Year Ended 12/31/2023
$ 40 .73 0 .44 3 .50 3 .94
Year Ended 12/31/2022
$ 41 .99 0 .45 ( 1 .71 ) ( 1 .26 )
Year Ended 12/31/2021
$ 31 .92 0 .50
(c)
9 .57 10 .07
Class 3
Six Months Ended 6/30/2026 (Unaudited)
$ 50 .95 0 .26 7 .09 7 .35
Year Ended 12/31/2025
$ 49 .89 0 .51 0 .55 1 .06
Year Ended 12/31/2024
$ 45 .45 0 .46 3 .98 4 .44
Year Ended 12/31/2023
$ 41 .39 0 .49 3 .57 4 .06
Year Ended 12/31/2022
$ 42 .62 0 .51 ( 1 .74 ) ( 1 .23 )
Year Ended 12/31/2021
$ 32 .35 0 .55
(c)
9 .72 10 .27
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Net investment income per share includes special dividends. The effect of these dividends amounted to $0.15 per share.

Financial Highlights
(continued)
CTIVP® - Victory Sycamore Established Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
11
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 59 .44 14 .48% 0 .83% 0 .82% 1 .09% 36% $ 250,715
Year Ended 12/31/2025
$ 51 .92 2 .29% 0 .82% 0 .82% 1 .14% 58% $ 238,926
Year Ended 12/31/2024
$ 50 .76 9 .90% 0 .82% 0 .82% 1 .06% 36% $ 279,263
Year Ended 12/31/2023
$ 46 .19 9 .92% 0 .82% 0 .82% 1 .29% 29% $ 301,914
Year Ended 12/31/2022
$ 42 .02 ( 2 .75% ) 0 .81% 0 .81% 1 .37% 30% $ 318,668
Year Ended 12/31/2021
$ 43 .21 31 .90% 0 .80% 0 .80% 1 .48% 24% $ 403,832
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 57 .12 14 .35% 1 .08% 1 .07% 0 .83% 36% $ 88,767
Year Ended 12/31/2025
$ 49 .95 2 .00% 1 .07% 1 .07% 0 .90% 58% $ 80,818
Year Ended 12/31/2024
$ 48 .97 9 .62% 1 .07% 1 .07% 0 .81% 36% $ 85,967
Year Ended 12/31/2023
$ 44 .67 9 .67% 1 .07% 1 .07% 1 .05% 29% $ 80,372
Year Ended 12/31/2022
$ 40 .73 ( 3 .00% ) 1 .06% 1 .06% 1 .13% 30% $ 74,701
Year Ended 12/31/2021
$ 41 .99 31 .55% 1 .05% 1 .05% 1 .28% 24% $ 74,122
Class 3
Six Months Ended 6/30/2026 (Unaudited)
$ 58 .30 14 .43% 0 .95% 0 .94% 0 .95% 36% $ 78,155
Year Ended 12/31/2025
$ 50 .95 2 .12% 0 .95% 0 .95% 1 .02% 58% $ 73,760
Year Ended 12/31/2024
$ 49 .89 9 .77% 0 .95% 0 .95% 0 .93% 36% $ 85,465
Year Ended 12/31/2023
$ 45 .45 9 .81% 0 .94% 0 .94% 1 .17% 29% $ 85,814
Year Ended 12/31/2022
$ 41 .39 ( 2 .89% ) 0 .93% 0 .93% 1 .26% 30% $ 84,045
Year Ended 12/31/2021
$ 42 .62 31 .75% 0 .93% 0 .93% 1 .41% 24% $ 87,819

Portfolio of Investments
CTIVP
®
- Wellington Large Cap Value Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
12
Issuer . Shares
.
Value ($)
Common Stocks 99 .6%
Communication Services 3.0%
Entertainment 1.3%
Walt Disney Co. 133,341 12,834,071
Interactive Media & Services 1.0%
Alphabet, Inc., Class A 30,938 11,056,313
Media 0.7%
Publicis Groupe SA 74,727 7,384,737
Total Communication Services 31,275,121
Consumer Discretionary 10.2%
Broadline Retail 6.8%
Amazon.com, Inc.
(a)
299,998 71,501,523
Hotels, Restaurants & Leisure 0.8%
Expedia Group, Inc. 33,116 8,473,722
Specialty Retail 2.1%
Lowe's Cos., Inc. 78,888 17,394,015
TJX Cos., Inc. 35,361 5,357,192
Total 22,751,207
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc. 36,706 5,373,024
Total Consumer Discretionary 108,099,476
Consumer Staples 5.9%
Beverages 1.0%
Anheuser-Busch InBev SA ADR 125,693 10,357,103
Consumer Staples Distribution & Retail
0.8%
Sysco Corp. 102,167 8,539,118
Personal Care Products 1.8%
Unilever PLC ADR 311,245 18,712,050
Tobacco 2.3%
Philip Morris International, Inc. 133,113 24,081,473
Total Consumer Staples 61,689,744
Energy 5.8%
Oil, Gas & Consumable Fuels 5.8%
ConocoPhillips 123,000 12,787,080
Devon Energy Corp. 245,019 10,124,185
EQT Corp. 206,219 10,964,664
TotalEnergies SE 95,871 7,454,929
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Williams Cos., Inc. 265,232 19,717,347
Total 61,048,205
Total Energy 61,048,205
Financials 15.6%
Banks 6.6%
Bank of America Corp. 463,448 26,407,266
Huntington Bancshares, Inc. 648,909 11,505,157
Truist Financial Corp. 384,890 19,175,219
Wells Fargo & Co. 168,392 13,915,915
Total 71,003,557
Capital Markets 4.7%
Blackrock, Inc. 13,957 13,420,493
Intercontinental Exchange, Inc. 120,973 14,892,986
Morgan Stanley 26,525 5,544,786
S&P Global, Inc. 40,307 16,415,429
Total 50,273,694
Consumer Finance 0.5%
American Express Co. 14,494 4,902,596
Financial Services 1.5%
Visa, Inc., Class A 45,673 15,669,950
Insurance 2.3%
American International Group, Inc. 165,980 12,370,489
Marsh & McLennan Cos., Inc. 74,381 12,397,082
Total 24,767,571
Total Financials 166,617,368
Health Care 14.3%
Biotechnology 2.0%
AbbVie, Inc. 43,385 10,917,402
Gilead Sciences, Inc. 82,389 10,409,026
Total 21,326,428
Health Care Providers & Services 5.1%
HCA Healthcare, Inc. 22,253 8,676,222
Humana, Inc. 27,902 11,083,232
Labcorp Holdings, Inc. 35,742 10,007,760
UnitedHealth Group, Inc. 59,224 24,615,272
Total 54,382,486
Life Sciences Tools & Services 1.3%
Danaher Corp. 70,751 13,476,650

Portfolio of Investments
(continued)
CTIVP
®
- Wellington Large Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
13
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Pharmaceuticals 5.9%
AstraZeneca PLC 85,336 16,181,412
Johnson & Johnson 86,123 21,872,658
Merck & Co., Inc. 193,307 24,839,950
Total 62,894,020
Total Health Care 152,079,584
Industrials 11.7%
Aerospace & Defense 3.0%
Airbus SE 47,513 10,571,246
General Dynamics Corp. 13,573 4,808,100
Lockheed Martin Corp. 31,373 15,983,288
Total 31,362,634
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B 96,901 10,416,858
Building Products 1.2%
Masco Corp. 162,412 13,215,464
Electrical Equipment 2.2%
Hubbell, Inc. 29,535 15,452,712
Vertiv Holdings Co., Class A 24,164 8,090,590
Total 23,543,302
Ground Transportation 0.9%
JB Hunt Transport Services, Inc. 31,779 9,197,796
Machinery 2.4%
Otis Worldwide Corp. 143,662 10,286,199
Westinghouse Air Brake Technologies Corp. 56,014 15,101,375
Total 25,387,574
Passenger Airlines 1.0%
Delta Air Lines, Inc. 113,697 10,648,861
Total Industrials 123,772,489
Information Technology 23.0%
Communications Equipment 2.4%
Cisco Systems, Inc. 212,828 24,998,777
Electronic Equipment, Instruments &
Components 0.7%
TD SYNNEX Corp. 26,851 7,178,346
Semiconductors & Semiconductor
Equipment 6.4%
Broadcom, Inc. 43,222 16,327,111
Intel Corp.
(a)
59,845 8,356,157
NXP Semiconductors NV 34,725 9,758,767
Issuer . Shares
.
Value ($)
Common Stocks (continued)
QUALCOMM, Inc. 97,076 17,938,674
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 32,695 15,614,151
Total 67,994,860
Software 7.9%
Microsoft Corp. 180,132 67,192,839
Roper Technologies, Inc. 27,562 9,326,705
Salesforce, Inc. 53,153 8,326,949
Total 84,846,493
Technology Hardware, Storage &
Peripherals 5.6%
Apple, Inc. 151,846 43,938,159
Dell Technologies, Inc., Class C 36,129 15,588,218
Total 59,526,377
Total Information Technology 244,544,853
Materials 2.7%
Containers & Packaging 1.6%
Amcor PLC 221,586 9,605,753
Avery Dennison Corp. 44,605 7,241,622
Total 16,847,375
Metals & Mining 1.1%
BHP Group Ltd. ADR 134,611 11,214,442
Total Materials 28,061,817
Real Estate 3.1%
Health Care REITs 2.0%
Welltower, Inc. 92,483 20,990,867
Specialized REITs 1.1%
Public Storage 36,537 11,630,092
Total Real Estate 32,620,959
Utilities 4.3%
Electric Utilities 2.7%
Duke Energy Corp. 101,420 12,837,744
Exelon Corp. 338,595 15,785,299
Total 28,623,043
Multi-Utilities 1.6%
Sempra 181,433 16,820,653
Total Utilities 45,443,696
Total Common Stocks
(Cost $ 935,418,207 ) 1,055,253,312

Portfolio of Investments
(continued)
CTIVP
®
- Wellington Large Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
14
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
5,399,611
89,474,644
(89,740,030)
(513)
5,133,712
—
3,681
74,514
5,136,794
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
. Shares
.
Value ($)
Money Market Funds 0 .5%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
5,136,794 5,133,712
1 1 1
Total Money Market Funds
(Cost $ 5,134,225 ) 5,133,712
Issuer . Shares
.
Value ($)
Total Investments in Securities
(Cost $ 940,552,432 ) 1,060,387,024
Other Assets & Liabilities, Net (639,265)
Net Assets 1,059,747,759
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
CTIVP
®
- Wellington Large Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
15
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 23,890,384 7,384,737 — 31,275,121
Consumer Discretionary 108,099,476 — — 108,099,476
Consumer Staples 61,689,744 — — 61,689,744
Energy 61,048,205 — — 61,048,205
Financials 166,617,368 — — 166,617,368
Health Care 152,079,584 — — 152,079,584
Industrials 113,201,243 10,571,246 — 123,772,489
Information Technology 244,544,853 — — 244,544,853
Materials 28,061,817 — — 28,061,817
Real Estate 32,620,959 — — 32,620,959
Utilities 45,443,696 — — 45,443,696
Total Common Stocks 1,037,297,329 17,955,983 — 1,055,253,312
Money Market Funds 5,133,712 — — 5,133,712
Total Investments in Securities 1,042,431,041 17,955,983 — 1,060,387,024
Fair value measurements (continued)

Statement of Assets and Liabilities
CTIVP
®
- Wellington Large Cap Value Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
16
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $935,418,207) $ 1,055,253,312
Affiliated issuers (cost $5,134,225) 5,133,712
Cash 145,155
Receivable for: –
Capital shares sold 37,629
Dividends 1,010,222
Foreign tax reclaims 9,779
Expense reimbursement due from Investment Manager 19,901
Prepaid expenses 1,396
Total assets 1,061,611,106
Liabilities
Payable for: —
Capital shares redeemed 1,435,446
Management services fees 122,618
Distribution and/or service fees 4,939
Service fees 6,351
Compensation of chief compliance officer 81
Compensation of board members 2,092
Other expenses 37,293
Deferred compensation of board members 254,527
Total liabilities 1,863,347
Net assets applicable to outstanding capital stock $ 1,059,747,759
Represented by
Trust capital
$ 1,059,747,759
Total - representing net assets applicable to outstanding capital stock $ 1,059,747,759
Class 1
Net assets
$ 939,391,245
Shares outstanding
16,690,823
Net asset value per share
$ 56.28
Class 2
Net assets
$ 120,356,514
Shares outstanding
2,225,237
Net asset value per share
$ 54.09

Statement of Operations
CTIVP
®
- Wellington Large Cap Value Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
17
Net investment income
Income:
Dividends - unaffiliated issuers $ 10,502,323
Dividends - affiliated issuers 74,514
Foreign taxes withheld (104,119)
Total income 10,472,718
Expenses:
Management services fees 3,628,464
Distribution and/or service fees –
Class 2 142,489
Service fees 40,862
Custodian fees 4,635
Printing and postage fees 7,831
Accounting services fees 16,239
Legal fees 15,217
Compensation of chief compliance officer 81
Compensation of board members 10,763
Deferred compensation of board members 39,493
Other 9,708
Total expenses 3,915,782
Fees waived or expenses reimbursed by Investment Manager and its affiliates (634,807)
Total net expenses 3,280,975
Net investment income 7,191,743
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 91,712,688
Investments - affiliated issuers 3,681
Foreign currency translations (21,311)
Net realized gain 91,695,058
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (5,863,904)
Investments - affiliated issuers (513)
Foreign currency translations (113)
Net change in unrealized depreciation (5,864,530)
Net realized and unrealized gain 85,830,528
Net increase in net assets resulting from operations $ 93,022,271

Statement of Changes in Net Assets
CTIVP
®
- Wellington Large Cap Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
18
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 7,191,743 $ 16,563,223
Net realized gain 91,695,058 262,699,252
Net change in unrealized depreciation (5,864,530) (93,702,832)
Net increase in net assets resulting from operations 93,022,271 185,559,643
Decrease in net assets from capital stock activity (62,809,319) (146,663,266)
Total increase in net assets 30,212,952 38,896,377
Net Assets: – –
Net assets at beginning of period 1,029,534,807 990,638,430
Net assets at end of period $ 1,059,747,759 $ 1,029,534,807
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 40,355 2,135,232 135,792 6,166,362
Shares redeemed (1,167,720) (62,797,514) (3,106,317) (148,040,988)
Net decrease (1,127,365) (60,662,282) (2,970,525) (141,874,626)
Class 2
Shares sold 69,001 3,534,515 120,577 5,340,932
Shares redeemed (110,022) (5,681,552) (224,192) (10,129,572)
Net decrease (41,021) (2,147,037) (103,615) (4,788,640)
Total net decrease (1,168,386) (62,809,319) (3,074,140) (146,663,266)

Financial Highlights
CTIVP® - Wellington Large Cap Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
20
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 51 .48 0 .38 4 .42 4 .80
Year Ended 12/31/2025
$ 42 .93 0 .77 7 .78 8 .55
Year Ended 12/31/2024
$ 38 .43 0 .69 3 .81 4 .50
Year Ended 12/31/2023
$ 35 .57 0 .63 2 .23 2 .86
Year Ended 12/31/2022
$ 37 .88 0 .56 ( 2 .87 ) ( 2 .31 )
Year Ended 12/31/2021
$ 30 .20 0 .46 7 .22 7 .68
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 49 .53 0 .30 4 .26 4 .56
Year Ended 12/31/2025
$ 41 .41 0 .63 7 .49 8 .12
Year Ended 12/31/2024
$ 37 .16 0 .56 3 .69 4 .25
Year Ended 12/31/2023
$ 34 .48 0 .53 2 .15 2 .68
Year Ended 12/31/2022
$ 36 .82 0 .46 ( 2 .80 ) ( 2 .34 )
Year Ended 12/31/2021
$ 29 .43 0 .36 7 .03 7 .39
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.

Financial Highlights
(continued)
CTIVP® - Wellington Large Cap Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
21
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 56 .28 9 .32% 0 .73% 0 .61% 1 .42% 28% $ 939,391
Year Ended 12/31/2025
$ 51 .48 19 .92% 0 .73%
(c)
0 .61%
(c)
1 .66% 119% $ 917,279
Year Ended 12/31/2024
$ 42 .93 11 .71% 0 .71%
(c)
0 .62%
(c)
1 .64% 12% $ 892,498
Year Ended 12/31/2023
$ 38 .43 8 .04% 0 .71%
(c)
0 .64%
(c)
1 .77% 14% $ 1,348,748
Year Ended 12/31/2022
$ 35 .57 ( 6 .10% ) 0 .70%
(c)
0 .68%
(c)
1 .60% 13% $ 1,457,733
Year Ended 12/31/2021
$ 37 .88 25 .43% 0 .69%
(c)
0 .69%
(c)
1 .33% 10% $ 1,852,472
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 54 .09 9 .21% 0 .98% 0 .86% 1 .18% 28% $ 120,357
Year Ended 12/31/2025
$ 49 .53 19 .61% 0 .98%
(c)
0 .86%
(c)
1 .40% 119% $ 112,256
Year Ended 12/31/2024
$ 41 .41 11 .44% 0 .96% 0 .87% 1 .38% 12% $ 98,141
Year Ended 12/31/2023
$ 37 .16 7 .77% 0 .96%
(c)
0 .89%
(c)
1 .53% 14% $ 86,624
Year Ended 12/31/2022
$ 34 .48 ( 6 .36% ) 0 .95%
(c)
0 .93%
(c)
1 .36% 13% $ 83,993
Year Ended 12/31/2021
$ 36 .82 25 .11% 0 .94%
(c)
0 .94%
(c)
1 .08% 10% $ 86,264

Portfolio of Investments
CTIVP
®
- Westfield Mid Cap Growth Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
22
Issuer . Shares
.
Value ($)
Common Stocks 96 .9%
Communication Services 3.5%
Entertainment 3.5%
Live Nation Entertainment, Inc.
(a)
34,940 6,397,863
ROBLOX Corp., Class A
(a)
57,210 3,111,080
Total 9,508,943
Total Communication Services 9,508,943
Consumer Discretionary 10.8%
Hotels, Restaurants & Leisure 3.5%
DoorDash, Inc., Class A
(a)
23,590 4,353,063
Hilton Worldwide Holdings, Inc. 8,990 2,970,835
Royal Caribbean Cruises Ltd. 7,010 2,225,885
Total 9,549,783
Household Durables 1.1%
Garmin Ltd. 12,870 3,057,140
Specialty Retail 3.6%
AutoZone, Inc.
(a)
1,338 4,276,168
Ross Stores, Inc. 25,870 5,506,430
Total 9,782,598
Textiles, Apparel & Luxury Goods 2.6%
Amer Sports, Inc.
(a)
68,820 2,328,869
Tapestry, Inc. 30,830 4,512,895
Total 6,841,764
Total Consumer Discretionary 29,231,285
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Cheniere Energy, Inc. 12,530 2,994,795
Diamondback Energy, Inc. 13,120 2,306,234
Targa Resources Corp. 16,420 4,402,859
Total 9,703,888
Total Energy 9,703,888
Financials 10.0%
Banks 0.9%
Fifth Third Bancorp 42,130 2,374,868
Capital Markets 8.3%
ARES Management Corp., Class A 38,730 4,311,036
LPL Financial Holdings, Inc. 17,900 5,042,072
MSCI, Inc. 9,184 5,143,407
Nasdaq, Inc. 37,090 2,923,434
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Robinhood Markets, Inc., Class A
(a)
53,870 5,402,084
Total 22,822,033
Financial Services 0.8%
Corpay, Inc.
(a)
6,290 2,096,268
Total Financials 27,293,169
Health Care 13.3%
Biotechnology 9.4%
Alnylam Pharmaceuticals, Inc.
(a)
14,721 4,431,463
Argenx SE ADR
(a)
2,630 2,440,035
Ascendis Pharma AS
(a)
25,110 6,697,339
Insmed, Inc.
(a)
34,670 3,696,515
Natera, Inc.
(a)
21,650 5,876,892
Revolution Medicines, Inc.
(a)
13,070 2,447,750
Total 25,589,994
Health Care Equipment & Supplies 1.5%
IDEXX Laboratories, Inc.
(a)
8,031 4,227,840
Health Care Providers & Services 2.4%
Cencora, Inc. 23,437 6,632,202
Total Health Care 36,450,036
Industrials 28.4%
Aerospace & Defense 10.8%
Axon Enterprise, Inc.
(a)
19,422 10,888,168
FTAI Aviation Ltd. 11,100 3,002,883
Howmet Aerospace, Inc. 35,830 9,633,254
Rocket Lab Corp.
(a)
60,340 6,133,561
Total 29,657,866
Construction & Engineering 6.2%
Comfort Systems USA, Inc. 4,479 8,877,154
Quanta Services, Inc. 11,180 8,050,047
Total 16,927,201
Electrical Equipment 7.8%
AMETEK, Inc. 15,880 3,842,007
Rockwell Automation, Inc. 12,303 6,090,969
Vertiv Holdings Co., Class A 34,350 11,501,067
Total 21,434,043
Ground Transportation 3.0%
CSX Corp. 86,340 4,103,740

Portfolio of Investments
(continued)
CTIVP
®
- Westfield Mid Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
23
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
JB Hunt Transport Services, Inc. 13,900 4,023,077
Total 8,126,817
Trading Companies & Distributors 0.6%
Fastenal Co. 34,510 1,657,515
Total Industrials 77,803,442
Information Technology 25.1%
Communications Equipment 1.0%
Lumentum Holdings, Inc.
(a)
3,034 2,603,354
Electronic Equipment, Instruments &
Components 4.7%
Coherent Corp.
(a)
13,760 5,427,907
Flex Ltd.
(a)
11,260 1,824,908
Jabil, Inc. 7,200 2,775,456
Keysight Technologies, Inc.
(a)
7,610 2,664,033
Total 12,692,304
IT Services 7.8%
Cloudflare, Inc., Class A
(a)
33,100 8,118,768
MongoDB, Inc.
(a)
8,780 2,949,202
Snowflake, Inc.
(a)
39,650 10,090,925
Total 21,158,895
Semiconductors & Semiconductor
Equipment 9.0%
Astera Labs, Inc.
(a)
14,540 7,023,110
Credo Technology Group Holding Ltd.
(a)
7,640 2,077,698
Entegris, Inc. 20,510 3,688,929
Microchip Technology, Inc. 27,850 2,539,920
NXP Semiconductors NV 8,530 2,397,186
Semtech Corp.
(a)
21,220 3,434,457
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Teradyne, Inc. 7,682 3,716,859
Total 24,878,159
Software 1.5%
Samsara, Inc., Class A
(a)
123,520 4,005,754
Technology Hardware, Storage &
Peripherals 1.1%
Everpure, Inc., Class A
(a)
38,890 3,064,143
Total Information Technology 68,402,609
Materials 0.5%
Metals & Mining 0.5%
Freeport-McMoRan, Inc. 23,740 1,493,009
Total Materials 1,493,009
Utilities 1.7%
Independent Power and Renewable
Electricity Producers 1.7%
Vistra Corp. 29,030 4,605,029
Total Utilities 4,605,029
Total Common Stocks
(Cost $ 207,990,975 ) 264,491,410
. Shares
.
Value ($)
Money Market Funds 4 .2%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
11,509,645 11,502,740
1 1 1
Total Money Market Funds
(Cost $ 11,504,301 ) 11,502,740
Total Investments in Securities
(Cost $ 219,495,276 ) 275,994,150
Other Assets & Liabilities, Net (3,134,854)
Net Assets 272,859,296
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.

Portfolio of Investments
(continued)
CTIVP
®
- Westfield Mid Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
24
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
2,035,531
58,216,376
(48,747,789)
(1,378)
11,502,740
—
(372)
130,966
11,509,645
1
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
CTIVP
®
- Westfield Mid Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
25
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 9,508,943 — — 9,508,943
Consumer Discretionary 29,231,285 — — 29,231,285
Energy 9,703,888 — — 9,703,888
Financials 27,293,169 — — 27,293,169
Health Care 36,450,036 — — 36,450,036
Industrials 77,803,442 — — 77,803,442
Information Technology 68,402,609 — — 68,402,609
Materials 1,493,009 — — 1,493,009
Utilities 4,605,029 — — 4,605,029
Total Common Stocks 264,491,410 — — 264,491,410
Money Market Funds 11,502,740 — — 11,502,740
Total Investments in Securities 275,994,150 — — 275,994,150
Fair value measurements (continued)

Statement of Assets and Liabilities
CTIVP
®
- Westfield Mid Cap Growth Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
26
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $207,990,975) $ 264,491,410
Affiliated issuers (cost $11,504,301) 11,502,740
Cash 27,367
Receivable for: –
Capital shares sold 172
Dividends 83,274
Expense reimbursement due from Investment Manager 1,474
Prepaid expenses 831
Total assets 276,107,268
Liabilities
Payable for: —
Capital shares redeemed 3,039,334
Management services fees 35,567
Distribution and/or service fees 1,569
Service fees 1,863
Compensation of chief compliance officer 21
Compensation of board members 1,314
Other expenses 30,856
Deferred compensation of board members 137,448
Total liabilities 3,247,972
Net assets applicable to outstanding capital stock $ 272,859,296
Represented by
Trust capital
$ 272,859,296
Total - representing net assets applicable to outstanding capital stock $ 272,859,296
Class 1
Net assets
$ 233,373,832
Shares outstanding
3,437,733
Net asset value per share
$ 67.89
Class 2
Net assets
$ 39,485,464
Shares outstanding
606,314
Net asset value per share
$ 65.12

Statement of Operations
CTIVP
®
- Westfield Mid Cap Growth Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
27
Net investment income
Income:
Dividends - unaffiliated issuers $ 747,305
Dividends - affiliated issuers 130,966
Foreign taxes withheld (2,595)
Total income 875,676
Expenses:
Management services fees 1,044,421
Distribution and/or service fees –
Class 2 45,260
Service fees 12,767
Custodian fees 1,790
Printing and postage fees 6,393
Accounting services fees 16,239
Legal fees 9,666
Compensation of chief compliance officer 16
Compensation of board members 6,796
Deferred compensation of board members 21,600
Other 5,620
Total expenses 1,170,568
Fees waived or expenses reimbursed by Investment Manager and its affiliates (67,994)
Total net expenses 1,102,574
Net investment loss (226,898)
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 27,761,297
Investments - affiliated issuers (372)
Net realized gain 27,760,925
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 14,297,411
Investments - affiliated issuers (1,378)
Net change in unrealized appreciation 14,296,033
Net realized and unrealized gain 42,056,958
Net increase in net assets resulting from operations $ 41,830,060

Statement of Changes in Net Assets
CTIVP
®
- Westfield Mid Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
28
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment loss $ (226,898) $ (1,208,591)
Net realized gain 27,760,925 57,193,842
Net change in unrealized appreciation (depreciation) 14,296,033 (25,308,661)
Net increase in net assets resulting from operations 41,830,060 30,676,590
Decrease in net assets from capital stock activity (22,683,853) (83,119,045)
Total increase (decrease) in net assets 19,146,207 (52,442,455)
Net Assets: – –
Net assets at beginning of period 253,713,089 306,155,544
Net assets at end of period $ 272,859,296 $ 253,713,089
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 14,252 864,345 28,053 1,527,482
Shares redeemed (335,355) (21,480,325) (1,424,929) (81,561,665)
Net decrease (321,103) (20,615,980) (1,396,876) (80,034,183)
Class 2
Shares sold 11,175 653,233 45,678 2,405,032
Shares redeemed (46,242) (2,721,106) (102,730) (5,489,894)
Net decrease (35,067) (2,067,873) (57,052) (3,084,862)
Total net decrease (356,170) (22,683,853) (1,453,928) (83,119,045)

Financial Highlights
CTIVP® - Westfield Mid Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
30
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 57 .99 ( 0 .04 ) 9 .94 9 .90
Year Ended 12/31/2025
$ 52 .53 ( 0 .21 ) 5 .67 5 .46
Year Ended 12/31/2024
$ 44 .71 ( 0 .10 ) 7 .92 7 .82
Year Ended 12/31/2023
$ 35 .63 0 .06 9 .02 9 .08
Year Ended 12/31/2022
$ 47 .89 0 .02 ( 12 .28 ) ( 12 .26 )
Year Ended 12/31/2021
$ 41 .03 ( 0 .14 ) 7 .00 6 .86
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 55 .70 ( 0 .11 ) 9 .53 9 .42
Year Ended 12/31/2025
$ 50 .58 ( 0 .33 ) 5 .45 5 .12
Year Ended 12/31/2024
$ 43 .16 ( 0 .21 ) 7 .63 7 .42
Year Ended 12/31/2023
$ 34 .48 ( 0 .03 ) 8 .71 8 .68
Year Ended 12/31/2022
$ 46 .46 ( 0 .07 ) ( 11 .91 ) ( 11 .98 )
Year Ended 12/31/2021
$ 39 .91 ( 0 .24 ) 6 .79 6 .55
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.

Financial Highlights
(continued)
CTIVP® - Westfield Mid Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
31
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 67 .89 17 .07% 0 .87% 0 .82% ( 0 .14% ) 42% $ 233,374
Year Ended 12/31/2025
$ 57 .99 10 .40% 0 .86%
(c)
0 .82%
(c)
( 0 .38% ) 80% $ 217,987
Year Ended 12/31/2024
$ 52 .53 17 .49% 0 .86%
(c)
0 .82%
(c)
( 0 .20% ) 72% $ 270,828
Year Ended 12/31/2023
$ 44 .71 25 .48% 0 .85%
(c)
0 .83%
(c)
0 .15% 64% $ 300,065
Year Ended 12/31/2022
$ 35 .63 ( 25 .60% ) 0 .84% 0 .84% 0 .06% 60% $ 291,820
Year Ended 12/31/2021
$ 47 .89 16 .72% 0 .84%
(c)
0 .84%
(c)
( 0 .32% ) 58% $ 391,573
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 65 .12 16 .91% 1 .12% 1 .07% ( 0 .39% ) 42% $ 39,485
Year Ended 12/31/2025
$ 55 .70 10 .12% 1 .11%
(c)
1 .07%
(c)
( 0 .62% ) 80% $ 35,727
Year Ended 12/31/2024
$ 50 .58 17 .19% 1 .12%
(c)
1 .07%
(c)
( 0 .45% ) 72% $ 35,327
Year Ended 12/31/2023
$ 43 .16 25 .17% 1 .10%
(c)
1 .08%
(c)
( 0 .08% ) 64% $ 32,950
Year Ended 12/31/2022
$ 34 .48 ( 25 .79% ) 1 .09% 1 .09% ( 0 .19% ) 60% $ 26,110
Year Ended 12/31/2021
$ 46 .46 16 .41% 1 .09%
(c)
1 .09%
(c)
( 0 .56% ) 58% $ 34,861

Portfolio of Investments
CTIVP
®
- Westfield Select Large Cap Growth Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
32
Issuer . Shares
.
Value ($)
Common Stocks 98 .2%
Communication Services 9.8%
Interactive Media & Services 9.8%
Alphabet, Inc., Class A 351,050 125,454,738
Meta Platforms, Inc., Class A 79,913 45,014,194
Total 170,468,932
Total Communication Services 170,468,932
Consumer Discretionary 4.5%
Broadline Retail 1.7%
Amazon.com, Inc.
(a)
127,324 30,346,402
Hotels, Restaurants & Leisure 1.3%
Marriott International, Inc., Class A 61,950 22,958,051
Household Durables 1.5%
Garmin Ltd. 107,760 25,597,310
Total Consumer Discretionary 78,901,763
Financials 4.2%
Capital Markets 1.9%
Morgan Stanley 155,650 32,537,076
Financial Services 2.3%
Visa, Inc., Class A 115,730 39,705,806
Total Financials 72,242,882
Health Care 10.0%
Biotechnology 5.7%
Ascendis Pharma AS
(a)
281,633 75,117,154
Gilead Sciences, Inc. 197,290 24,925,619
Total 100,042,773
Pharmaceuticals 4.3%
Eli Lilly & Co. 61,486 73,748,153
Total Health Care 173,790,926
Industrials 25.2%
Aerospace & Defense 9.8%
Axon Enterprise, Inc.
(a)
123,788 69,396,791
FTAI Aviation Ltd. 154,490 41,794,180
Howmet Aerospace, Inc. 219,690 59,065,853
Total 170,256,824
Construction & Engineering 7.8%
API Group Corp.
(a)
686,100 29,056,335
Comfort Systems USA, Inc. 36,020 71,389,839
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Quanta Services, Inc. 48,255 34,745,530
Total 135,191,704
Electrical Equipment 3.0%
GE Vernova, Inc. 44,033 51,732,610
Ground Transportation 1.5%
CSX Corp. 549,710 26,127,716
Machinery 3.1%
Caterpillar, Inc. 30,087 32,039,647
ITT, Inc. 112,970 22,340,947
Total 54,380,594
Total Industrials 437,689,448
Information Technology 44.5%
Communications Equipment 2.0%
Arista Networks, Inc.
(a)
201,460 34,224,025
IT Services 3.6%
Cloudflare, Inc., Class A
(a)
96,300 23,620,464
Snowflake, Inc.
(a)
154,540 39,330,430
Total 62,950,894
Semiconductors & Semiconductor
Equipment 25.0%
Advanced Micro Devices, Inc.
(a)
55,830 32,432,205
Applied Materials, Inc. 25,690 18,573,870
ASML Holding NV 11,502 22,882,539
Broadcom, Inc. 215,340 81,344,685
Lam Research Corp. 43,290 18,758,856
Micron Technology, Inc. 19,270 22,243,168
NVIDIA Corp. 1,008,880 201,866,799
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 77,160 36,849,301
Total 434,951,423
Software 6.1%
Microsoft Corp. 210,992 78,704,236
ServiceNow, Inc.
(a)
273,810 27,183,857
Total 105,888,093
Technology Hardware, Storage &
Peripherals 7.8%
Apple, Inc. 392,680 113,625,885

Portfolio of Investments
(continued)
CTIVP
®
- Westfield Select Large Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
33
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
7,487,792
565,622,828
(451,908,738)
(4,483)
121,197,399
—
(33,858)
806,757
121,270,161
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Sandisk Corp.
(a)
9,421 21,420,810
Total 135,046,695
Total Information Technology 773,061,130
Total Common Stocks
(Cost $ 1,219,112,395 ) 1,706,155,081
. Shares
.
Value ($)
Money Market Funds 7 .0%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
121,270,161 121,197,399
1 1 1
Total Money Market Funds
(Cost $ 121,201,882 ) 121,197,399
Total Investments in Securities
(Cost $ 1,340,314,277 ) 1,827,352,480
Other Assets & Liabilities, Net (89,717,216)
Net Assets 1,737,635,264
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
CTIVP
®
- Westfield Select Large Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
34
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 170,468,932 — — 170,468,932
Consumer Discretionary 78,901,763 — — 78,901,763
Financials 72,242,882 — — 72,242,882
Health Care 173,790,926 — — 173,790,926
Industrials 437,689,448 — — 437,689,448
Information Technology 773,061,130 — — 773,061,130
Total Common Stocks 1,706,155,081 — — 1,706,155,081
Money Market Funds 121,197,399 — — 121,197,399
Total Investments in Securities 1,827,352,480 — — 1,827,352,480
Fair value measurements (continued)

Statement of Assets and Liabilities
CTIVP
®
- Westfield Select Large Cap Growth Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
35
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,219,112,395) $ 1,706,155,081
Affiliated issuers (cost $121,201,882) 121,197,399
Receivable for: –
Investments sold 5,939,489
Capital shares sold 3,510
Dividends 292,570
Prepaid expenses 1,419
Total assets 1,833,589,468
Liabilities
Payable for: —
Investments purchased 93,153,780
Capital shares redeemed 2,333,669
Management services fees 187,363
Distribution and/or service fees 1,347
Service fees 2,149
Compensation of chief compliance officer 130
Compensation of board members 2,690
Other expenses 34,691
Deferred compensation of board members 238,385
Total liabilities 95,954,204
Net assets applicable to outstanding capital stock $ 1,737,635,264
Represented by
Trust capital
$ 1,737,635,264
Total - representing net assets applicable to outstanding capital stock $ 1,737,635,264
Class 1
Net assets
$ 1,703,659,875
Shares outstanding
22,233,269
Net asset value per share
$ 76.63
Class 2
Net assets
$ 33,975,389
Shares outstanding
461,955
Net asset value per share
$ 73.55

Statement of Operations
CTIVP
®
- Westfield Select Large Cap Growth Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
36
Net investment income
Income:
Dividends - unaffiliated issuers $ 3,575,546
Dividends - affiliated issuers 806,757
Interfund lending 2,509
Foreign taxes withheld (35,365)
Total income 4,349,447
Expenses:
Management services fees 5,688,737
Distribution and/or service fees –
Class 2 40,660
Service fees 12,709
Custodian fees 3,362
Printing and postage fees 5,256
Accounting services fees 16,188
Legal fees 19,558
Compensation of chief compliance officer 122
Compensation of board members 13,959
Deferred compensation of board members 37,792
Other 22,090
Total expenses 5,860,433
Net investment loss (1,510,986)
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 94,598,000
Investments - affiliated issuers (33,858)
Net realized gain 94,564,142
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 82,859,451
Investments - affiliated issuers (4,483)
Net change in unrealized appreciation 82,854,968
Net realized and unrealized gain 177,419,110
Net increase in net assets resulting from operations $ 175,908,124

Statement of Changes in Net Assets
CTIVP
®
- Westfield Select Large Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
37
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment loss $ (1,510,986) $ (4,475,111)
Net realized gain 94,564,142 159,208,757
Net change in unrealized appreciation 82,854,968 124,924,716
Net increase in net assets resulting from operations 175,908,124 279,658,362
Decrease in net assets from capital stock activity (118,878,828) (402,214,571)
Total increase (decrease) in net assets 57,029,296 (122,556,209)
Net Assets: – –
Net assets at beginning of period 1,680,605,968 1,803,162,177
Net assets at end of period $ 1,737,635,264 $ 1,680,605,968
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 21,156 1,467,417 88,102 5,061,192
Shares redeemed (1,568,545) (117,525,544) (6,303,176) (404,108,151)
Net decrease (1,547,389) (116,058,127) (6,215,074) (399,046,959)
Class 2
Shares sold 6,833 464,935 25,144 1,506,426
Shares redeemed (48,061) (3,285,636) (77,388) (4,674,038)
Net decrease (41,228) (2,820,701) (52,244) (3,167,612)
Total net decrease (1,588,617) (118,878,828) (6,267,318) (402,214,571)

Financial Highlights
CTIVP® - Westfield Select Large Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
38
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 69 .26 ( 0 .06 ) 7 .43 7 .37
Year Ended 12/31/2025
$ 59 .06 ( 0 .16 ) 10 .36 10 .20
Year Ended 12/31/2024
$ 46 .32 0 .01 12 .73 12 .74
Year Ended 12/31/2023
$ 35 .36 ( 0 .03 ) 10 .99 10 .96
Year Ended 12/31/2022
$ 60 .00 ( 0 .07 ) ( 24 .57 ) ( 24 .64 )
Year Ended 12/31/2021
$ 62 .57 ( 0 .36 ) ( 2 .21 ) ( 2 .57 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 66 .56 ( 0 .14 ) 7 .13 6 .99
Year Ended 12/31/2025
$ 56 .90 ( 0 .30 ) 9 .96 9 .66
Year Ended 12/31/2024
$ 44 .75 ( 0 .19 ) 12 .34 12 .15
Year Ended 12/31/2023
$ 34 .26 ( 0 .09 ) 10 .58 10 .49
Year Ended 12/31/2022
$ 58 .28 ( 0 .17 ) ( 23 .85 ) ( 24 .02 )
Year Ended 12/31/2021
$ 60 .93 ( 0 .51 ) ( 2 .14 ) ( 2 .65 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.

Financial Highlights
(continued)
CTIVP® - Westfield Select Large Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
39
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 76 .63 10 .64% 0 .69% 0 .69% ( 0 .18% ) 61% $ 1,703,660
Year Ended 12/31/2025
$ 69 .26 17 .27% 0 .69%
(c)
0 .69%
(c)
( 0 .26% ) 68% $ 1,647,113
Year Ended 12/31/2024
$ 59 .06 27 .50% 0 .69% 0 .69% 0 .01% 106% $ 1,771,559
Year Ended 12/31/2023
$ 46 .32 31 .00% 0 .70% 0 .70% ( 0 .07% ) 28% $ 65,041
Year Ended 12/31/2022
$ 35 .36 ( 41 .07% ) 0 .70% 0 .70% ( 0 .16% ) 82% $ 1,183,777
Year Ended 12/31/2021
$ 60 .00 ( 4 .11% ) 0 .67% 0 .67% ( 0 .55% ) 73% $ 1,941,145
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 73 .55 10 .50% 0 .94% 0 .94% ( 0 .43% ) 61% $ 33,975
Year Ended 12/31/2025
$ 66 .56 16 .98% 0 .94%
(c)
0 .94%
(c)
( 0 .50% ) 68% $ 33,493
Year Ended 12/31/2024
$ 56 .90 27 .15% 0 .95% 0 .95% ( 0 .38% ) 106% $ 31,603
Year Ended 12/31/2023
$ 44 .75 30 .62% 0 .99% 0 .95% ( 0 .23% ) 28% $ 28,970
Year Ended 12/31/2022
$ 34 .26 ( 41 .21% ) 0 .95% 0 .95% ( 0 .42% ) 82% $ 24,065
Year Ended 12/31/2021
$ 58 .28 ( 4 .35% ) 0 .92% 0 .92% ( 0 .80% ) 73% $ 45,239

Portfolio of Investments
Variable Portfolio - Partners Core Equity Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
40
Issuer . Shares
.
Value ($)
Common Stocks 99.6%
Communication Services 10.6%
Diversified Telecommunication Services
0.5%
Space Exploration Technologies Corp., Class
A
(a)
65,552 11,200,215
Entertainment 1.2%
Netflix, Inc.
(a)
140,592 10,038,269
Walt Disney Co. 176,106 16,950,202
Total 26,988,471
Interactive Media & Services 8.4%
Alphabet, Inc., Class A 211,584 75,613,774
Alphabet, Inc., Class C 221,965 78,426,894
Meta Platforms, Inc., Class A 59,055 33,265,091
Total 187,305,759
Wireless Telecommunication Services
0.5%
T-Mobile U.S., Inc. 65,869 11,048,207
Total Communication Services 236,542,652
Consumer Discretionary 10.1%
Automobiles 0.6%
Tesla, Inc.
(a)
29,463 12,392,138
Broadline Retail 3.6%
Amazon.com, Inc.
(a)
347,849 82,906,330
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc., Class A
(a)
50,000 7,155,000
Booking Holdings, Inc. 64,900 11,567,776
Chipotle Mexican Grill, Inc.
(a)
96,999 3,297,966
DoorDash , Inc., Class A
(a)
36,974 6,822,812
Marriott International, Inc., Class A 17,708 6,562,408
McDonald's Corp. 52,784 14,268,043
Total 49,674,005
Household Durables 0.3%
PulteGroup, Inc. 47,084 6,460,396
Specialty Retail 3.4%
AutoZone, Inc.
(a)
3,786 12,099,829
Home Depot, Inc. 39,900 14,071,932
Lowe's Cos., Inc. 84,145 18,553,131
O'Reilly Automotive, Inc.
(a)
71,905 6,621,731
Issuer . Shares
.
Value ($)
Common Stocks (continued)
TJX Cos., Inc. 69,713 10,561,520
Tractor Supply Co. 173,548 5,485,852
Ulta Beauty, Inc.
(a)
18,139 8,180,326
Total 75,574,321
Total Consumer Discretionary 227,007,190
Consumer Staples 3.2%
Beverages 0.6%
Coca-Cola Co. 160,288 13,026,606
Consumer Staples Distribution & Retail
1.1%
U.S. Foods Holding Corp.
(a)
83,982 8,587,160
Walmart, Inc. 168,565 19,091,671
Total 27,678,831
Food Products 0.8%
Mondelez International, Inc., Class A 296,313 17,138,744
Household Products 0.7%
Procter & Gamble Co. 99,561 14,599,625
Total Consumer Staples 72,443,806
Energy 3.3%
Energy Equipment & Services 1.7%
Baker Hughes Co. 390,045 21,647,497
SLB Ltd. 174,393 8,107,531
TechnipFMC PLC 129,383 8,578,093
Total 38,333,121
Oil, Gas & Consumable Fuels 1.6%
Canadian Natural Resources Ltd. 181,892 7,184,734
ConocoPhillips 193,397 20,105,552
EQT Corp. 163,975 8,718,551
Total 36,008,837
Total Energy 74,341,958
Financials 13.8%
Banks 3.5%
Bank of America Corp. 286,453 16,322,092
JPMorgan Chase & Co. 69,522 22,756,636
U.S. Bancorp 159,039 9,605,956
Wells Fargo & Co. 337,557 27,895,710
Total 76,580,394

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Equity Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
41
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Capital Markets 2.8%
Blackstone, Inc. 115,684 13,612,536
Charles Schwab Corp. 94,205 8,692,295
Goldman Sachs Group, Inc. 13,842 13,999,384
Morgan Stanley 92,694 19,376,754
Tradeweb Markets, Inc., Class A 75,033 7,477,789
Total 63,158,758
Consumer Finance 1.6%
American Express Co. 107,177 36,252,620
Financial Services 2.9%
Affirm Holdings, Inc.
(a)
59,048 4,815,364
Mastercard, Inc., Class A 62,407 32,052,236
Visa, Inc., Class A 82,323 28,244,198
Total 65,111,798
Insurance 3.0%
Aon PLC, Class A 50,578 16,776,217
Arthur J Gallagher & Co. 53,064 12,181,902
Chubb Ltd. 34,310 11,690,789
Progressive Corp. 97,769 21,357,638
Travelers Cos., Inc. 18,805 6,207,907
Total 68,214,453
Total Financials 309,318,023
Health Care 9.7%
Biotechnology 3.7%
AbbVie, Inc. 133,735 33,653,076
Amgen, Inc. 35,983 13,030,164
Gilead Sciences, Inc. 104,279 13,174,609
Regeneron Pharmaceuticals, Inc. 20,484 12,772,593
Vertex Pharmaceuticals, Inc.
(a)
16,640 8,265,587
Total 80,896,029
Health Care Equipment & Supplies 1.8%
Edwards Lifesciences Corp.
(a)
106,555 9,638,965
Medtronic PLC 102,983 8,056,360
STERIS PLC 39,472 8,311,619
Stryker Corp. 44,820 14,111,129
Total 40,118,073
Health Care Providers & Services 2.1%
Cencora , Inc. 39,729 11,242,512
Encompass Health Corp. 72,079 7,285,745
Quest Diagnostics, Inc. 48,668 10,315,183
Issuer . Shares
.
Value ($)
Common Stocks (continued)
UnitedHealth Group, Inc. 46,297 19,242,422
Total 48,085,862
Health Care Technology 0.4%
Veeva Systems, Inc., Class A
(a)
52,300 9,281,681
Life Sciences Tools & Services 0.7%
Mettler-Toledo International, Inc.
(a)
6,899 8,813,542
Thermo Fisher Scientific, Inc. 14,289 7,163,933
Total 15,977,475
Pharmaceuticals 1.0%
Eli Lilly & Co. 18,472 22,155,871
Total Health Care 216,514,991
Industrials 8.0%
Aerospace & Defense 1.0%
Howmet Aerospace, Inc. 53,247 14,315,989
Northrop Grumman Corp. 16,365 8,334,858
Total 22,650,847
Building Products 0.6%
Carrier Global Corp. 56,148 4,118,456
Trane Technologies PLC 20,303 9,972,021
Total 14,090,477
Commercial Services & Supplies 0.3%
Republic Services, Inc. 35,363 7,535,148
Electrical Equipment 1.4%
Eaton Corp. PLC 52,713 22,462,063
Emerson Electric Co. 65,006 9,305,609
Total 31,767,672
Ground Transportation 1.1%
Canadian Pacific Kansas City Ltd. 98,648 8,547,849
CSX Corp. 187,736 8,923,092
Old Dominion Freight Line, Inc. 34,258 7,420,283
Total 24,891,224
Machinery 3.1%
Caterpillar, Inc. 16,150 17,198,135
Deere & Co. 36,676 23,264,687
Ingersoll Rand, Inc. 75,800 6,214,842
Parker-Hannifin Corp. 12,738 12,459,293
Westinghouse Air Brake Technologies Corp. 29,558 7,968,837
Total 67,105,794
Professional Services 0.1%
Booz Allen Hamilton Holding Corp. 28,582 1,734,070

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Equity Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
42
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Trading Companies & Distributors 0.4%
United Rentals, Inc. 8,732 9,892,395
Total Industrials 179,667,627
Information Technology 34.5%
Communications Equipment 0.7%
Cisco Systems, Inc. 140,355 16,486,098
Electronic Equipment, Instruments &
Components 1.9%
Amphenol Corp., Class A 120,685 21,279,179
Corning, Inc. 40,424 10,325,502
Keysight Technologies, Inc.
(a)
29,552 10,345,269
Total 41,949,950
Semiconductors & Semiconductor
Equipment 19.3%
Advanced Micro Devices, Inc.
(a)
90,742 52,712,935
Analog Devices, Inc. 42,804 17,000,465
ASML Holding NV 6,686 13,301,396
Broadcom, Inc. 223,041 84,253,738
Cerebras Systems, Inc., Class A
(a)
3,118 689,078
KLA Corp. 34,000 10,258,140
Lam Research Corp. 45,700 19,803,181
Micron Technology, Inc. 31,081 35,876,487
NVIDIA Corp. 902,481 180,577,424
NXP Semiconductors NV 63,597 17,872,665
Total 432,345,509
Software 5.4%
Cadence Design Systems, Inc.
(a)
20,090 7,540,179
Crowdstrike Holdings, Inc., Class A
(a)
11,877 9,063,814
Intuit, Inc. 14,715 3,840,615
Microsoft Corp. 214,553 80,032,559
Oracle Corp. 7,018 1,028,488
Palantir Technologies, Inc., Class A
(a)
77,245 9,012,174
Salesforce, Inc. 64,263 10,067,442
Total 120,585,271
Technology Hardware, Storage &
Peripherals 7.2%
Apple, Inc. 501,134 145,008,135
Western Digital Corp. 25,891 16,537,100
Total 161,545,235
Total Information Technology 772,912,063
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Materials 2.4%
Chemicals 0.8%
CF Industries Holdings, Inc. 62,000 6,712,120
Linde PLC 24,335 12,628,405
Total 19,340,525
Construction Materials 0.7%
Martin Marietta Materials, Inc. 10,227 5,897,911
Vulcan Materials Co. 31,264 9,223,193
Total 15,121,104
Containers & Packaging 0.6%
Packaging Corp. of America 52,780 12,576,418
Metals & Mining 0.3%
BHP Group Ltd. ADR 67,900 5,656,749
Total Materials 52,694,796
Real Estate 1.5%
Health Care REITs 0.5%
Welltower, Inc. 44,849 10,179,377
Industrial REITs 0.3%
Prologis, Inc. 55,048 7,457,353
Residential REITs 0.4%
Equity LifeStyle Properties, Inc. 123,375 7,951,519
Specialized REITs 0.3%
Public Storage 22,787 7,253,330
Total Real Estate 32,841,579
Utilities 2.5%
Electric Utilities 2.3%
Entergy Corp. 69,490 7,981,621
NextEra Energy, Inc. 294,141 25,816,756
Southern Co. 183,983 17,609,013
Total 51,407,390
Water Utilities 0.2%
American Water Works Co., Inc. 33,673 4,430,693
Total Utilities 55,838,083
Total Common Stocks
(Cost $ 1,746,587,952) 2,230,122,768

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Equity Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
43
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
13,999,411
170,159,576
(178,403,203)
11
5,755,795
—
(1,457)
181,617
5,759,251
1
Notes to Portfolio of Investments
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At June 30, 2026, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the six months ended June 30, 2026:
The following table is a summary of the average monthly outstanding volume by derivative instrument for the six months ended June 30, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For
. Shares
.
Value ($)
Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
5,759,251 5,755,795
1 1 1
Total Money Market Funds
(Cost $ 5,755,842) 5,755,795
.
Value ($)
Total Investments in Securities
(Cost $ 1,752,343,794 ) 2,235,878,563
Other Assets & Liabilities, Net 2,073,013
Net Assets 2,237,951,576
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Equity risk (15,944)
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 1,564,848

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Equity Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
44
example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 236,542,652 — — 236,542,652
Consumer Discretionary 227,007,190 — — 227,007,190
Consumer Staples 72,443,806 — — 72,443,806
Energy 74,341,958 — — 74,341,958
Financials 309,318,023 — — 309,318,023
Health Care 216,514,991 — — 216,514,991
Industrials 179,667,627 — — 179,667,627
Information Technology 772,912,063 — — 772,912,063
Materials 52,694,796 — — 52,694,796
Real Estate 32,841,579 — — 32,841,579
Utilities 55,838,083 — — 55,838,083
Total Common Stocks 2,230,122,768 — — 2,230,122,768
Money Market Funds 5,755,795 — — 5,755,795
Total Investments in Securities 2,235,878,563 — — 2,235,878,563
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners Core Equity Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
45
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,746,587,952) $ 2,230,122,768
Affiliated issuers (cost $5,755,842) 5,755,795
Cash 22,705
Receivable for: –
Investments sold 6,303,771
Capital shares sold 526
Dividends 1,101,946
Foreign tax reclaims 6,139
Expense reimbursement due from Investment Manager 6,782
Prepaid expenses 2,096
Total assets 2,243,322,528
Liabilities
Payable for: —
Investments purchased 3,299,448
Capital shares redeemed 1,388,496
Management services fees 249,451
Distribution and/or service fees 1,208
Service fees 2,287
Compensation of chief compliance officer 171
Compensation of board members 3,319
Other expenses 52,297
Deferred compensation of board members 374,275
Total liabilities 5,370,952
Net assets applicable to outstanding capital stock $ 2,237,951,576
Represented by
Trust capital
$ 2,237,951,576
Total - representing net assets applicable to outstanding capital stock $ 2,237,951,576
Class 1
Net assets
$ 2,194,274,529
Shares outstanding
39,615,616
Net asset value per share
$ 55.39
Class 2
Net assets
$ 15,850,864
Shares outstanding
297,543
Net asset value per share
$ 53.27
Class 3
Net assets
$ 27,826,183
Shares outstanding
512,554
Net asset value per share
$ 54.29

Statement of Operations
Variable Portfolio - Partners Core Equity Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
46
Net investment income
Income:
Dividends - unaffiliated issuers $ 12,648,055
Dividends - affiliated issuers 181,617
Foreign taxes withheld (50,158)
Total income 12,779,514
Expenses:
Management services fees 7,482,320
Distribution and/or service fees –
Class 2 19,712
Class 3 16,995
Service fees 13,902
Custodian fees 13,420
Printing and postage fees 5,880
Accounting services fees 29,820
Legal fees 23,331
Overdraft fees 376
Line of credit interest 684
Compensation of chief compliance officer 164
Compensation of board members 16,693
Deferred compensation of board members 60,527
Other 17,555
Total expenses 7,701,379
Fees waived or expenses reimbursed by Investment Manager and its affiliates (272,759)
Total net expenses 7,428,620
Net investment income 5,350,894
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 115,258,048
Investments - affiliated issuers (1,457)
Foreign currency translations (762)
Futures contracts (15,944)
Net realized gain 115,239,885
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 13,123,932
Investments - affiliated issuers 11
Foreign currency translations (125)
Net change in unrealized appreciation 13,123,818
Net realized and unrealized gain 128,363,703
Net increase in net assets resulting from operations $ 133,714,597

Statement of Changes in Net Assets
Variable Portfolio - Partners Core Equity Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
47
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 5,350,894 $ 9,789,835
Net realized gain 115,239,885 281,781,197
Net change in unrealized appreciation (depreciation) 13,123,818 (5,169,284)
Net increase in net assets resulting from operations 133,714,597 286,401,748
Decrease in net assets from capital stock activity (83,174,988) (387,232,724)
Total increase (decrease) in net assets 50,539,609 (100,830,976)
Net Assets: – –
Net assets at beginning of period 2,187,411,967 2,288,242,943
Net assets at end of period $ 2,237,951,576 $ 2,187,411,967
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 40,515 2,164,450 110,183 5,030,858
Shares redeemed (1,525,403) (82,224,181) (7,830,161) (387,470,309)
Net decrease (1,484,888) (80,059,731) (7,719,978) (382,439,451)
Class 2
Shares sold 4,973 256,995 43,130 1,872,981
Shares redeemed (33,669) (1,730,348) (51,384) (2,375,673)
Net decrease (28,696) (1,473,353) (8,254) (502,692)
Class 3
Shares sold 2,047 105,278 5,606 243,980
Shares redeemed (33,528) (1,747,182) (96,821) (4,534,561)
Net decrease (31,481) (1,641,904) (91,215) (4,290,581)
Total net decrease (1,545,065) (83,174,988) (7,819,447) (387,232,724)

Financial Highlights
Variable Portfolio - Partners Core Equity Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
48
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 52 .15 0 .13 3 .11 3 .24
Year Ended 12/31/2025
$ 45 .98 0 .21 5 .96 6 .17
Year Ended 12/31/2024
$ 37 .25 0 .22 8 .51 8 .73
Year Ended 12/31/2023
$ 29 .87 0 .27 7 .11 7 .38
Year Ended 12/31/2022
$ 36 .14 0 .22 ( 6 .49 ) ( 6 .27 )
Year Ended 12/31/2021
$ 27 .91 0 .16 8 .07 8 .23
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 50 .22 0 .06 2 .99 3 .05
Year Ended 12/31/2025
$ 44 .39 0 .09 5 .74 5 .83
Year Ended 12/31/2024
$ 36 .06 0 .11 8 .22 8 .33
Year Ended 12/31/2023
$ 28 .98 0 .18 6 .90 7 .08
Year Ended 12/31/2022
$ 35 .15 0 .14 ( 6 .31 ) ( 6 .17 )
Year Ended 12/31/2021
$ 27 .21 0 .08 7 .86 7 .94
Class 3
Six Months Ended 6/30/2026 (Unaudited)
$ 51 .14 0 .10 3 .05 3 .15
Year Ended 12/31/2025
$ 45 .15 0 .15 5 .84 5 .99
Year Ended 12/31/2024
$ 36 .63 0 .17 8 .35 8 .52
Year Ended 12/31/2023
$ 29 .41 0 .22 7 .00 7 .22
Year Ended 12/31/2022
$ 35 .62 0 .18 ( 6 .39 ) ( 6 .21 )
Year Ended 12/31/2021
$ 27 .54 0 .12 7 .96 8 .08
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include line of credit interest expense which is less than 0.01%.
(d) Ratios include interfund lending expense which is less than 0.01%.
(e) Ratios include interest on collateral expense which is less than 0.01%.

Financial Highlights
(continued)
Variable Portfolio - Partners Core Equity Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
49
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 55 .39 6 .21% 0 .71%
(c)
0 .68%
(c)
0 .50% 29% $ 2,194,275
Year Ended 12/31/2025
$ 52 .15 13 .42% 0 .70%
(d)
0 .68%
(d)
0 .44% 52% $ 2,143,207
Year Ended 12/31/2024
$ 45 .98 23 .44% 0 .68%
(d)
0 .68%
(d)
0 .52% 50% $ 2,244,714
Year Ended 12/31/2023
$ 37 .25 24 .71% 0 .69%
(d)
0 .69%
(d)
0 .81% 56% $ 2,760,520
Year Ended 12/31/2022
$ 29 .87 ( 17 .35% ) 0 .68%
(d) ,(e)
0 .68%
(d) ,(e)
0 .72% 75% $ 2,550,753
Year Ended 12/31/2021
$ 36 .14 29 .49% 0 .68%
(e)
0 .68%
(e)
0 .50% 99% $ 3,254,887
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 53 .27 6 .07% 0 .95%
(c)
0 .93%
(c)
0 .25% 29% $ 15,851
Year Ended 12/31/2025
$ 50 .22 13 .14% 0 .95%
(d)
0 .93%
(d)
0 .18% 52% $ 16,382
Year Ended 12/31/2024
$ 44 .39 23 .10% 0 .93%
(d)
0 .93%
(d)
0 .27% 50% $ 14,847
Year Ended 12/31/2023
$ 36 .06 24 .43% 0 .94%
(d)
0 .94%
(d)
0 .56% 56% $ 12,749
Year Ended 12/31/2022
$ 28 .98 ( 17 .55% ) 0 .93%
(d) ,(e)
0 .93%
(d) ,(e)
0 .47% 75% $ 11,042
Year Ended 12/31/2021
$ 35 .15 29 .18% 0 .93%
(e)
0 .93%
(e)
0 .26% 99% $ 13,396
Class 3
Six Months Ended 6/30/2026 (Unaudited)
$ 54 .29 6 .16% 0 .83%
(c)
0 .81%
(c)
0 .37% 29% $ 27,826
Year Ended 12/31/2025
$ 51 .14 13 .26% 0 .83%
(d)
0 .81%
(d)
0 .31% 52% $ 27,823
Year Ended 12/31/2024
$ 45 .15 23 .26% 0 .81%
(d)
0 .81%
(d)
0 .39% 50% $ 28,682
Year Ended 12/31/2023
$ 36 .63 24 .55% 0 .81%
(d)
0 .81%
(d)
0 .69% 56% $ 27,418
Year Ended 12/31/2022
$ 29 .41 ( 17 .43% ) 0 .81%
(d) ,(e)
0 .81%
(d) ,(e)
0 .59% 75% $ 25,516
Year Ended 12/31/2021
$ 35 .62 29 .34% 0 .80%
(e)
0 .80%
(e)
0 .38% 99% $ 34,599

Portfolio of Investments
Variable Portfolio - Partners Small Cap Growth Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
50
Issuer . Shares
.
Value ($)
Common Stocks 98 .5%
Consumer Discretionary 9.1%
Automobile Components 0.8%
Dorman Products, Inc.
(a)
6,757 921,993
Patrick Industries, Inc. 24,344 2,185,604
Total 3,107,597
Diversified Consumer Services 0.3%
OneSpaWorld Holdings Ltd. 44,127 1,246,146
Hotels, Restaurants & Leisure 3.0%
Brinker International, Inc.
(a)
14,060 2,362,081
Cava Group, Inc.
(a)
20,553 1,612,999
Dutch Bros, Inc., Class A
(a)
30,766 2,209,306
Kura Sushi USA, Inc., Class A
(a)
14,509 835,138
Life Time Group Holdings, Inc.
(a)
55,276 2,257,472
Lindblad Expeditions Holdings, Inc.
(a)
63,789 1,801,401
Total 11,078,397
Household Durables 2.2%
Cavco Industries, Inc.
(a)
5,612 3,447,901
Installed Building Products, Inc. 20,596 4,733,784
Total 8,181,685
Specialty Retail 2.0%
Boot Barn Holdings, Inc.
(a)
25,447 4,180,179
Five Below, Inc.
(a)
3,522 633,220
Revolve Group, Inc.
(a)
121,366 2,778,068
Total 7,591,467
Textiles, Apparel & Luxury Goods 0.8%
Figs, Inc., Class A
(a)
98,923 1,011,982
Kontoor Brands, Inc. 23,544 1,962,157
Total 2,974,139
Total Consumer Discretionary 34,179,431
Consumer Staples 1.5%
Beverages 0.9%
Vita Coco Co., Inc.
(a)
47,466 3,139,401
Consumer Staples Distribution & Retail
0.6%
Chefs' Warehouse, Inc.
(a)
18,830 1,809,563
Yesway, Inc., Class A
(a)
27,574 559,752
Total 2,369,315
Total Consumer Staples 5,508,716
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Energy 3.2%
Energy Equipment & Services 2.2%
Archrock, Inc. 49,717 2,023,979
Kodiak Gas Services, Inc. 25,081 1,884,336
Oceaneering International, Inc.
(a)
25,434 1,030,586
Solaris Energy Infrastructure, Inc. 16,864 1,356,877
TechnipFMC PLC 29,151 1,932,711
Total 8,228,489
Oil, Gas & Consumable Fuels 1.0%
Matador Resources Co. 21,000 1,045,380
Range Resources Corp. 59,161 2,200,197
Uranium Energy Corp.
(a)
62,469 665,920
Total 3,911,497
Total Energy 12,139,986
Financials 9.2%
Banks 0.2%
Coastal Financial Corp.
(a)
10,691 828,659
Capital Markets 5.0%
Evercore, Inc., Class A 5,296 1,808,266
Hamilton Lane, Inc., Class A 16,387 1,291,787
Houlihan Lokey, Inc. 25,276 3,390,270
Piper Sandler Cos. 27,674 2,001,937
PJT Partners, Inc., Class A 1,828 275,918
StepStone Group, Inc., Class A 39,523 1,634,671
StoneX Group, Inc.
(a)
45,984 5,449,105
Victory Capital Holdings, Inc., Class A 14,393 1,209,876
WisdomTree, Inc. 104,722 1,773,991
Total 18,835,821
Consumer Finance 1.7%
Dave, Inc.
(a)
6,667 2,484,058
Enova International, Inc.
(a)
16,887 4,065,207
Total 6,549,265
Financial Services 0.9%
Flywire Corp.
(a)
106,989 1,879,797
Remitly Global, Inc.
(a)
60,591 1,357,844
Total 3,237,641
Insurance 1.4%
Oscar Health, Inc., Class A
(a)
62,442 1,780,846

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
51
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Skyward Specialty Insurance Group, Inc.
(a)
56,414 3,291,757
Total 5,072,603
Total Financials 34,523,989
Health Care 25.3%
Biotechnology 13.5%
Alkermes PLC
(a)
94,818 4,967,989
Apogee Therapeutics, Inc.
(a)
13,009 1,726,685
CG oncology, Inc.
(a)
19,409 1,379,009
Cogent Biosciences, Inc.
(a)
87,755 3,396,119
Cytokinetics, Inc.
(a)
53,065 4,520,607
Denali Therapeutics, Inc.
(a)
78,505 2,019,149
Dianthus Therapeutics, Inc.
(a)
14,930 1,455,376
Halozyme Therapeutics, Inc.
(a)
20,313 1,589,899
Ionis Pharmaceuticals, Inc.
(a)
12,697 1,006,745
Krystal Biotech, Inc.
(a)
4,357 1,619,366
Kymera Therapeutics, Inc.
(a)
8,267 947,977
Madrigal Pharmaceuticals, Inc.
(a)
8,041 4,317,615
Mineralys Therapeutics, Inc.
(a)
25,532 688,853
Mirum Pharmaceuticals, Inc.
(a)
27,111 3,173,885
Praxis Precision Medicines, Inc.
(a)
4,318 1,445,623
Protagonist Therapeutics, Inc.
(a)
42,220 5,175,328
PTC Therapeutics, Inc.
(a)
34,313 2,798,911
Rhythm Pharmaceuticals, Inc.
(a)
28,941 3,213,319
Scholar Rock Holding Corp.
(a)
28,340 1,558,700
Spyre Therapeutics, Inc.
(a)
13,307 1,181,395
Vaxcyte, Inc.
(a)
28,143 1,635,953
Xenon Pharmaceuticals, Inc.
(a)
15,748 950,549
Total 50,769,052
Health Care Equipment & Supplies 3.3%
Glaukos Corp.
(a)
39,937 5,581,595
IRhythm Holdings, Inc.
(a)
9,534 1,134,069
Kestra Medical Technologies Ltd.
(a)
30,602 778,515
Lantheus Holdings, Inc.
(a)
12,576 1,395,181
LeMaitre Vascular, Inc. 19,552 1,876,210
Procept Biorobotics Corp.
(a)
31,894 720,167
TransMedics Group, Inc.
(a)
14,267 947,614
Total 12,433,351
Health Care Providers & Services 5.9%
BrightSpring Health Services, Inc.
(a)
47,633 3,321,925
Encompass Health Corp. 10,983 1,110,162
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Ensign Group, Inc. 17,259 2,766,618
Guardant Health, Inc.
(a)
45,292 6,795,158
HealthEquity, Inc.
(a)
25,993 2,347,688
Pennant Group, Inc.
(a)
31,738 1,172,719
RadNet, Inc.
(a)
75,712 4,669,159
Total 22,183,429
Health Care Technology 0.1%
HeartFlow, Inc.
(a)
13,115 384,794
Life Sciences Tools & Services 0.7%
10X Genomics, Inc., Class A
(a)
26,959 1,033,608
Alamar Biosciences, Inc.
(a)
14,124 382,619
Repligen Corp.
(a)
10,035 1,369,176
Total 2,785,403
Pharmaceuticals 1.8%
Axsome Therapeutics, Inc.
(a)
3,426 838,582
Crinetics Pharmaceuticals, Inc.
(a)
27,891 1,043,681
Definium Therapeutics, Inc.
(a)
45,563 2,143,284
Kardigan, Inc.
(a)
20,803 496,152
Ligand Pharmaceuticals, Inc.
(a)
7,017 2,218,003
Total 6,739,702
Total Health Care 95,295,731
Industrials 25.2%
Aerospace & Defense 6.8%
Applied Aerospace & Defense, Inc.
(a)
46,653 1,062,755
Beta Technologies, Inc., Class A
(a)
54,457 912,155
Firefly Aerospace, Inc.
(a)
51,067 1,501,370
FTAI Aviation Ltd. 7,098 1,920,222
Hawkeye 360, Inc.
(a)
21,676 438,289
Karman Holdings, Inc.
(a)
55,846 2,787,832
Loar Holdings, Inc.
(a)
21,431 1,727,553
Mercury Systems, Inc.
(a)
22,246 2,721,353
Moog, Inc., Class A 15,753 6,676,751
Voyager Technologies, Inc., Class A
(a)
20,684 667,059
VSE Corp. 18,795 4,294,658
York Space Systems, Inc.
(a)
35,105 864,285
Total 25,574,282
Building Products 2.8%
CSW Industrials, Inc. 14,033 3,905,384
Griffon Corp. 20,465 1,995,951
Modine Manufacturing Co.
(a)
10,237 2,733,484

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
52
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Simpson Manufacturing Co., Inc. 8,629 1,806,481
Total 10,441,300
Commercial Services & Supplies 0.6%
Casella Waste Systems, Inc., Class A
(a)
22,437 2,175,716
Construction & Engineering 5.6%
Argan, Inc. 1,479 1,181,055
Cardinal Infrastructure Group, Inc., Class A
(a)
35,705 3,363,412
Centuri Holdings, Inc.
(a)
27,954 845,329
Construction Partners, Inc., Class A
(a)
20,673 2,455,332
Dycom Industries, Inc.
(a)
2,747 1,388,856
Everus Construction Group, Inc.
(a)
9,474 1,572,210
IES Holdings, Inc.
(a)
1,974 1,450,219
Limbach Holdings, Inc.
(a)
37,727 2,904,979
MYR Group, Inc.
(a)
6,004 3,004,402
Solv Energy, Inc., Class A
(a)
25,244 859,558
Sterling Infrastructure, Inc.
(a)
2,565 2,152,958
Total 21,178,310
Electrical Equipment 0.5%
Dpc Holdings Ltd.
(a)
5,830 286,020
Nextpower, Inc., Class A
(a)
11,266 1,342,231
X-Energy, Inc.
(a)
16,957 311,331
Total 1,939,582
Ground Transportation 0.7%
Saia, Inc.
(a)
6,088 2,564,022
Machinery 7.6%
CECO Environmental Corp.
(a)
38,520 3,495,305
Enpro, Inc. 11,067 4,171,484
ESCO Technologies, Inc. 9,322 3,263,073
Federal Signal Corp. 16,113 2,070,359
Franklin Electric Co., Inc. 19,905 2,133,617
Graham Corp.
(a)
27,166 3,362,879
Helios Technologies, Inc. 15,531 1,386,142
Proto Labs, Inc.
(a)
17,314 1,411,264
RBC Bearings, Inc.
(a)
2,153 1,386,661
SPX Technologies, Inc.
(a)
12,583 3,084,974
Timken Co. 8,878 1,290,151
Watts Water Technologies, Inc., Class A 3,727 1,458,934
Total 28,514,843
Passenger Airlines 0.3%
Joby Aviation, Inc.
(a)
142,792 1,273,705
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Trading Companies & Distributors 0.3%
Herc Holdings, Inc. 7,942 1,138,406
Total Industrials 94,800,166
Information Technology 20.9%
Communications Equipment 1.1%
Applied Optoelectronics, Inc.
(a)
12,615 1,869,038
Extreme Networks, Inc.
(a)
71,156 2,303,320
Total 4,172,358
Electronic Equipment, Instruments &
Components 4.9%
Advanced Energy Industries, Inc. 6,303 2,350,200
Itron, Inc.
(a)
13,007 1,125,496
Littelfuse, Inc. 3,902 1,776,698
Mirion Technologies, Inc.
(a)
170,478 3,056,670
nLight, Inc.
(a)
25,995 1,809,772
Novanta, Inc.
(a)
27,947 4,534,120
OSI Systems, Inc.
(a)
7,335 1,604,165
Plexus Corp.
(a)
6,852 2,060,191
Total 18,317,312
IT Services 0.6%
DigitalOcean Holdings, Inc.
(a)
14,334 2,250,868
Semiconductors & Semiconductor
Equipment 9.3%
Allegro MicroSystems, Inc.
(a)
81,559 5,678,138
Ambiq Micro, Inc.
(a)
23,389 2,065,249
Camtek Ltd.
(a)
10,452 1,704,930
FormFactor, Inc.
(a)
16,998 2,718,490
Impinj, Inc.
(a)
7,217 1,033,691
Lattice Semiconductor Corp.
(a)
27,051 4,137,721
MACOM Technology Solutions Holdings, Inc.
(a)
6,088 2,315,693
Navitas Semiconductor Corp.
(a)
79,008 1,415,823
Onto Innovation, Inc.
(a)
16,131 6,104,777
Rambus, Inc.
(a)
24,283 3,223,325
SiTime Corp.
(a)
3,078 2,294,834
Veeco Instruments, Inc.
(a)
28,245 2,140,971
Total 34,833,642
Software 5.0%
A10 Networks, Inc. 53,620 2,003,243
Braze, Inc., Class A
(a)
39,717 861,462
Descartes Systems Group, Inc.
(a)
23,640 1,636,834

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
53
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Blueprint Medicines Corp.
07/17/2025
6,354
–
2,542
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
JFrog Ltd.
(a)
58,914 5,354,104
Klaviyo, Inc., Class A
(a)
60,405 912,116
Manhattan Associates, Inc.
(a)
11,629 1,619,338
Procore Technologies, Inc.
(a)
34,445 1,399,156
SailPoint, Inc.
(a)
85,422 1,250,578
ServiceTitan, Inc., Class A
(a)
37,409 2,645,190
Varonis Systems, Inc.
(a)
25,158 1,055,630
Total 18,737,651
Total Information Technology 78,311,831
Materials 3.5%
Chemicals 1.2%
Hawkins, Inc. 13,419 1,906,840
Ingevity Corp.
(a)
17,039 1,272,302
Solstice Advanced Materials, Inc. 13,418 1,188,835
Total 4,367,977
Construction Materials 0.5%
Knife River Corp.
(a)
12,853 1,075,153
U.S. Lime & Minerals, Inc. 9,250 968,198
Total 2,043,351
Metals & Mining 1.8%
Materion Corp. 22,400 6,661,536
Total Materials 13,072,864
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Real Estate 0.6%
Industrial REITs 0.6%
Terreno Realty Corp. 33,895 2,195,379
Total Real Estate 2,195,379
Total Common Stocks
(Cost $ 278,520,819 ) 370,028,093
Rights 0 .0%
Health Care 0.0%
Biotechnology 0.0%
Blueprint Medicines Corp.
(a),(b),(c)
6,354 2,542
1 1 2,542
Total Health Care 2,542
Total Rights
(Cost $ – ) 2,542
. Shares
.
Value ($)
Money Market Funds 1 .7%
Columbia Short-Term Cash Fund, 3.767%
(d),(e)
6,242,166 6,238,421
1 1 1
Total Money Market Funds
(Cost $ 6,239,164 ) 6,238,421
Total Investments in Securities
(Cost $ 284,759,983 ) 376,269,056
Other Assets & Liabilities, Net (927,047)
Net Assets 375,342,009
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $2,542, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at June 30, 2026.

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
54
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
6,231,496
91,045,524
(91,037,856)
(743)
6,238,421
—
(1,357)
117,252
6,242,166
1
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
(e) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 34,179,431 — — 34,179,431
Consumer Staples 5,508,716 — — 5,508,716
Energy 12,139,986 — — 12,139,986
Financials 34,523,989 — — 34,523,989
Health Care 95,295,731 — — 95,295,731

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
55
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Industrials 94,800,166 — — 94,800,166
Information Technology 78,311,831 — — 78,311,831
Materials 13,072,864 — — 13,072,864
Real Estate 2,195,379 — — 2,195,379
Total Common Stocks 370,028,093 — — 370,028,093
Rights
Health Care — — 2,542 2,542
Total Rights — — 2,542 2,542
Money Market Funds 6,238,421 — — 6,238,421
Total Investments in Securities 376,266,514 — 2,542 376,269,056
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners Small Cap Growth Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
56
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $278,520,819) $ 370,030,635
Affiliated issuers (cost $6,239,164) 6,238,421
Receivable for: –
Investments sold 5,629,129
Capital shares sold 19,980
Dividends 44,868
Expense reimbursement due from Investment Manager 3,107
Prepaid expenses 938
Total assets 381,967,078
Liabilities
Payable for: —
Investments purchased 4,254,735
Capital shares redeemed 2,141,070
Management services fees 53,511
Distribution and/or service fees 1,044
Service fees 1,207
Compensation of chief compliance officer 28
Compensation of board members 1,396
Other expenses 38,809
Deferred compensation of board members 133,269
Total liabilities 6,625,069
Net assets applicable to outstanding capital stock $ 375,342,009
Represented by
Trust capital
$ 375,342,009
Total - representing net assets applicable to outstanding capital stock $ 375,342,009
Class 1
Net assets
$ 349,605,037
Shares outstanding
7,289,076
Net asset value per share
$ 47.96
Class 2
Net assets
$ 25,736,972
Shares outstanding
558,757
Net asset value per share
$ 46.06

Statement of Operations
Variable Portfolio - Partners Small Cap Growth Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
57
Net investment income
Income:
Dividends - unaffiliated issuers $ 561,137
Dividends - affiliated issuers 117,252
Total income 678,389
Expenses:
Management services fees 1,537,946
Distribution and/or service fees –
Class 2 28,088
Service fees 7,487
Custodian fees 8,023
Printing and postage fees 9,022
Accounting services fees 16,239
Legal fees 10,383
Overdraft fees 178
Interest on interfund lending 162
Compensation of chief compliance officer 28
Compensation of board members 7,276
Deferred compensation of board members 20,821
Other 5,188
Total expenses 1,650,841
Fees waived or expenses reimbursed by Investment Manager and its affiliates (119,838)
Total net expenses 1,531,003
Net investment loss (852,614)
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 42,640,147
Investments - affiliated issuers (1,357)
Net realized gain 42,638,790
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 48,614,990
Investments - affiliated issuers (743)
Net change in unrealized appreciation 48,614,247
Net realized and unrealized gain 91,253,037
Net increase in net assets resulting from operations $ 90,400,423

Statement of Changes in Net Assets
Variable Portfolio - Partners Small Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
58
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment loss $ (852,614) $ (1,509,380)
Net realized gain 42,638,790 10,438,122
Net change in unrealized appreciation 48,614,247 19,047,170
Net increase in net assets resulting from operations 90,400,423 27,975,912
Decrease in net assets from capital stock activity (60,917,255) (35,286,049)
Total increase (decrease) in net assets 29,483,168 (7,310,137)
Net Assets: – –
Net assets at beginning of period 345,858,841 353,168,978
Net assets at end of period $ 375,342,009 $ 345,858,841
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 20,889 847,316 37,818 1,270,054
Shares redeemed (1,408,793) (60,208,785) (922,787) (33,695,580)
Net decrease (1,387,904) (59,361,469) (884,969) (32,425,526)
Class 2
Shares sold 23,022 896,973 74,384 2,441,015
Shares redeemed (62,611) (2,452,759) (155,976) (5,301,538)
Net decrease (39,589) (1,555,786) (81,592) (2,860,523)
Total net decrease (1,427,493) (60,917,255) (966,561) (35,286,049)

Financial Highlights
Variable Portfolio - Partners Small Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
60
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 37 .38 ( 0 .10 ) 10 .68 10 .58
Year Ended 12/31/2025
$ 34 .57 ( 0 .15 ) 2 .96 2 .81
Year Ended 12/31/2024
$ 29 .04 ( 0 .17 ) 5 .70 5 .53
Year Ended 12/31/2023
$ 27 .09 ( 0 .09 ) 2 .04 1 .95
Year Ended 12/31/2022
$ 38 .14 ( 0 .13 ) ( 10 .92 ) ( 11 .05 )
Year Ended 12/31/2021
$ 35 .22 ( 0 .24 ) 3 .16 2 .92
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 35 .94 ( 0 .14 ) 10 .26 10 .12
Year Ended 12/31/2025
$ 33 .32 ( 0 .22 ) 2 .84 2 .62
Year Ended 12/31/2024
$ 28 .07 ( 0 .24 ) 5 .49 5 .25
Year Ended 12/31/2023
$ 26 .25 ( 0 .15 ) 1 .97 1 .82
Year Ended 12/31/2022
$ 37 .04 ( 0 .19 ) ( 10 .60 ) ( 10 .79 )
Year Ended 12/31/2021
$ 34 .29 ( 0 .32 ) 3 .07 2 .75
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.

Financial Highlights
(continued)
Variable Portfolio - Partners Small Cap Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
61
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 47 .96 28 .30% 0 .92%
(c)
0 .85%
(c)
( 0 .47% ) 43% $ 349,605
Year Ended 12/31/2025
$ 37 .38 8 .13% 0 .92%
(c)
0 .82%
(c)
( 0 .42% ) 139% $ 324,352
Year Ended 12/31/2024
$ 34 .57 19 .04% 0 .90%
(c)
0 .85%
(c)
( 0 .52% ) 83% $ 330,514
Year Ended 12/31/2023
$ 29 .04 7 .20% 0 .89% 0 .85% ( 0 .33% ) 49% $ 532,901
Year Ended 12/31/2022
$ 27 .09 ( 28 .97% ) 0 .88% 0 .86% ( 0 .44% ) 39% $ 543,776
Year Ended 12/31/2021
$ 38 .14 8 .29% 0 .87%
(c)
0 .87%
(c)
( 0 .61% ) 48% $ 712,475
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 46 .06 28 .16% 1 .17%
(c)
1 .10%
(c)
( 0 .72% ) 43% $ 25,737
Year Ended 12/31/2025
$ 35 .94 7 .86% 1 .17%
(c)
1 .07%
(c)
( 0 .67% ) 139% $ 21,506
Year Ended 12/31/2024
$ 33 .32 18 .70% 1 .16%
(c)
1 .09%
(c)
( 0 .77% ) 83% $ 22,655
Year Ended 12/31/2023
$ 28 .07 6 .93% 1 .14% 1 .10% ( 0 .58% ) 49% $ 18,407
Year Ended 12/31/2022
$ 26 .25 ( 29 .13% ) 1 .13% 1 .11% ( 0 .68% ) 39% $ 16,433
Year Ended 12/31/2021
$ 37 .04 8 .02% 1 .12%
(c)
1 .12%
(c)
( 0 .85% ) 48% $ 19,267

Portfolio of Investments
Variable Portfolio - Partners Small Cap Value Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
62
Issuer . Shares
.
Value ($)
Common Stocks 97 .0%
Communication Services 1.1%
Interactive Media & Services 0.5%
Cargurus, Inc.
(a)
59,340 2,022,901
Media 0.6%
John Wiley & Sons, Inc., Class A 54,814 2,659,027
Total Communication Services 4,681,928
Consumer Discretionary 7.7%
Automobile Components 0.5%
Gentherm, Inc.
(a)
64,902 2,213,807
Automobiles 0.2%
Winnebago Industries, Inc. 31,756 992,057
Diversified Consumer Services 0.6%
Laureate Education, Inc.
(a)
68,207 2,477,278
Hotels, Restaurants & Leisure 1.4%
Papa John's International, Inc. 81,151 2,983,922
Wyndham Hotels & Resorts, Inc. 35,731 3,008,908
Total 5,992,830
Household Durables 1.4%
La-Z-Boy, Inc. 50,904 2,042,268
M/I Homes, Inc.
(a)
12,882 2,071,297
Taylor Morrison Home Corp.
(a)
32,891 2,359,601
Total 6,473,166
Leisure Products 0.6%
Malibu Boats, Inc., Class A
(a)
39,414 1,081,126
YETI Holdings, Inc.
(a)
28,496 1,412,262
Total 2,493,388
Specialty Retail 1.2%
Advance Auto Parts, Inc. 30,713 1,910,963
Valvoline, Inc.
(a)
85,151 3,366,870
Total 5,277,833
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.
(a)
155,716 2,891,647
Steven Madden Ltd. 65,668 2,764,623
VF Corp. 151,684 2,530,089
Total 8,186,359
Total Consumer Discretionary 34,106,718
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Consumer Staples 1.1%
Consumer Staples Distribution & Retail
0.5%
Chefs' Warehouse, Inc.
(a)
20,418 1,962,170
Household Products 0.3%
Central Garden & Pet Co., Class A
(a)
31,017 1,202,529
Personal Care Products 0.3%
Edgewell Personal Care Co. 56,801 1,525,675
Total Consumer Staples 4,690,374
Energy 5.3%
Energy Equipment & Services 1.9%
Expro Group Holdings NV
(a)
180,876 2,671,539
Helmerich & Payne, Inc. 50,660 1,658,608
Innovex International, Inc.
(a)
48,556 1,204,189
WaterBridge Infrastructure LLC, Class A 81,379 2,788,858
Total 8,323,194
Oil, Gas & Consumable Fuels 3.4%
California Resources Corp. 18,185 961,441
CNX Resources Corp.
(a)
65,284 2,215,086
Crescent Energy Co., Class A 196,938 1,933,931
Gulfport Energy Corp.
(a)
16,421 2,786,645
Matador Resources Co. 51,136 2,545,550
Murphy Oil Corp. 63,156 2,056,359
PBF Energy, Inc., Class A 56,229 2,559,544
Total 15,058,556
Total Energy 23,381,750
Financials 21.0%
Banks 16.2%
Ameris Bancorp 54,853 4,951,032
Atlantic Union Bankshares Corp. 81,235 3,437,053
Banc of California, Inc. 130,981 2,675,942
Cathay General Bancorp 44,092 2,733,263
Columbia Banking System, Inc. 47,748 1,530,323
Community Financial System, Inc. 39,689 2,663,926
Eastern Bankshares, Inc. 160,340 3,565,962
FB Financial Corp. 37,952 2,100,643
First Bancorp/Southern Pines NC 57,981 3,706,725
First Merchants Corp. 65,310 2,853,394

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
63
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Glacier Bancorp, Inc. 42,516 2,192,975
Hancock Whitney Corp. 67,788 5,065,119
Live Oak Bancshares, Inc. 59,691 2,437,780
National Bank Holdings Corp., Class A 149,946 6,662,100
Old National Bancorp 51,561 1,335,430
Peoples Bancorp, Inc. 25,476 978,533
Renasant Corp. 81,107 3,450,292
Seacoast Banking Corp. of Florida 189,932 6,315,239
Southstate Bank Corp. 17,141 1,712,386
Texas Capital Bancshares, Inc. 52,429 5,413,819
UMB Financial Corp. 10,884 1,553,800
United Community Banks, Inc. 51,077 1,792,292
WesBanco, Inc. 70,179 2,739,086
Total 71,867,114
Capital Markets 1.7%
Acadian Asset Management, Inc. 21,816 1,560,280
Cohen & Steers, Inc. 35,158 2,676,930
Perella Weinberg Partners 193,765 3,092,490
Total 7,329,700
Financial Services 1.1%
Essent Group Ltd. 36,491 2,345,641
Euronet Worldwide, Inc.
(a)
32,656 2,390,093
Total 4,735,734
Insurance 1.5%
Hanover Insurance Group, Inc. 16,190 3,466,603
Selective Insurance Group, Inc. 30,346 2,943,865
Total 6,410,468
Mortgage Real Estate Investment 0.5%
Dynex Capital, Inc. 163,332 2,141,283
Total Financials 92,484,299
Health Care 7.6%
Biotechnology 0.4%
Catalyst Pharmaceuticals, Inc.
(a)
38,854 1,221,182
Geron Corp.
(a)
577,580 739,302
Total 1,960,484
Health Care Equipment & Supplies 3.5%
AngioDynamics, Inc.
(a)
93,705 1,219,102
Haemonetics Corp.
(a)
34,442 2,583,150
ICU Medical, Inc.
(a)
36,046 5,284,343
Integer Holdings Corp.
(a)
14,858 1,388,480
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Lantheus Holdings, Inc.
(a)
24,155 2,679,756
QuidelOrtho Corp.
(a)
136,841 2,396,770
Total 15,551,601
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.
(a)
47,883 1,413,985
AdaptHealth Corp.
(a)
270,954 2,823,341
Addus HomeCare Corp.
(a)
18,476 1,856,284
Molina Healthcare, Inc.
(a)
12,360 2,826,731
NeoGenomics, Inc.
(a)
112,506 1,641,463
Progyny, Inc.
(a)
61,213 1,764,771
Total 12,326,575
Pharmaceuticals 0.9%
ANI Pharmaceuticals, Inc.
(a)
27,083 2,241,930
Innoviva, Inc.
(a)
67,367 1,529,905
Total 3,771,835
Total Health Care 33,610,495
Industrials 25.3%
Aerospace & Defense 3.8%
AAR Corp.
(a)
8,658 1,237,488
Mercury Systems, Inc.
(a)
89,175 10,908,778
StandardAero, Inc.
(a)
91,585 2,739,307
V2X, Inc.
(a)
25,239 1,881,820
Total 16,767,393
Air Freight & Logistics 1.2%
GXO Logistics, Inc.
(a)
29,104 1,475,573
Hub Group, Inc., Class A 85,529 3,745,315
Total 5,220,888
Building Products 4.6%
AZZ, Inc. 23,294 3,611,734
Gibraltar Industries, Inc.
(a)
42,708 1,926,131
Hayward Holdings, Inc.
(a)
162,657 2,815,593
Louisiana-Pacific Corp. 36,475 2,869,123
Modine Manufacturing Co.
(a)
9,040 2,413,861
Quanex Building Products Corp. 100,557 1,872,371
Tecnoglass, Inc. 49,917 2,336,615
Trex Co., Inc.
(a)
53,096 2,656,924
Total 20,502,352
Commercial Services & Supplies 1.0%
ABM Industries, Inc. 40,073 1,772,830
Brady Corp., Class A 21,017 1,924,526

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
64
Issuer . Shares
.
Value ($)
Common Stocks (continued)
OPENLANE, Inc.
(a)
20,163 831,522
Total 4,528,878
Construction & Engineering 2.5%
Centuri Holdings, Inc.
(a)
68,461 2,070,261
Granite Construction, Inc. 14,372 2,271,926
Valmont Industries, Inc. 11,308 6,531,500
Total 10,873,687
Electrical Equipment 0.6%
EnerSys 11,498 2,688,462
Ground Transportation 0.9%
ArcBest Corp. 13,339 1,914,680
Knight-Swift Transportation Holdings, Inc. 28,884 2,249,197
Total 4,163,877
Machinery 6.9%
Albany International Corp., Class A 41,117 3,063,217
Astec Industries, Inc. 15,665 958,541
Atmus Filtration Technologies, Inc. 41,839 2,133,371
CECO Environmental Corp.
(a)
14,038 1,273,808
Enerpac Tool Group Corp. 25,559 916,546
Franklin Electric Co., Inc. 35,170 3,769,872
Helios Technologies, Inc. 35,659 3,182,566
Stratasys Ltd.
(a)
149,515 1,279,848
Terex Corp. 53,009 3,837,322
Timken Co. 70,033 10,177,195
Total 30,592,286
Marine Transportation 1.1%
Kirby Corp.
(a)
15,133 2,057,634
Matson, Inc. 13,686 2,630,860
Total 4,688,494
Passenger Airlines 0.6%
Alaska Air Group, Inc.
(a)
20,605 1,075,581
SkyWest, Inc.
(a)
15,937 1,583,022
Total 2,658,603
Professional Services 0.6%
Huron Consulting Group, Inc.
(a)
17,889 1,612,872
Maximus, Inc. 16,383 880,750
Total 2,493,622
Trading Companies & Distributors 1.5%
DNOW, Inc.
(a)
104,073 1,349,827
McGrath RentCorp 19,539 2,364,805
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Rush Enterprises, Inc., Class A 19,538 1,425,981
Titan Machinery, Inc.
(a)
61,032 1,288,996
Total 6,429,609
Total Industrials 111,608,151
Information Technology 11.4%
Communications Equipment 0.4%
ADTRAN Holdings, Inc.
(a)
115,136 1,600,390
Electronic Equipment, Instruments &
Components 6.0%
Avnet, Inc. 33,599 2,984,263
Belden, Inc. 57,630 6,910,413
Frequency Electronics, Inc.
(a)
20,720 1,374,772
IPG Photonics Corp.
(a)
43,690 5,125,711
Knowles Corp.
(a)
51,877 2,151,858
Littelfuse, Inc. 7,646 3,481,453
Rogers Corp.
(a)
8,020 1,313,115
Vishay Intertechnology, Inc. 51,949 2,793,817
Vishay Precision Group, Inc.
(a)
3,617 542,224
Total 26,677,626
Semiconductors & Semiconductor
Equipment 2.2%
Cohu, Inc.
(a)
16,143 1,193,129
Diodes, Inc.
(a)
29,411 3,218,741
Kulicke & Soffa Industries, Inc. 18,171 2,430,553
Photronics, Inc.
(a)
34,927 1,136,175
Synaptics, Inc.
(a)
14,275 1,773,383
Total 9,751,981
Software 2.8%
Core Scientific, Inc.
(a)
115,912 2,966,188
MARA Holdings, Inc.
(a)
246,160 3,419,162
Progress Software Corp.
(a)
54,516 1,830,647
SentinelOne, Inc., Class A
(a)
242,398 4,113,495
Total 12,329,492
Total Information Technology 50,359,489
Materials 7.0%
Chemicals 3.8%
Cabot Corp. 19,408 1,762,635
Celanese Corp. 48,060 2,210,760
Ecovyst, Inc.
(a)
90,338 1,124,708
Element Solutions, Inc. 38,720 1,848,880
Ingevity Corp.
(a)
75,837 5,662,748

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
65
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Olin Corp. 55,857 1,107,086
Sensient Technologies Corp. 21,512 2,652,214
Total 16,369,031
Construction Materials 1.2%
Eagle Materials, Inc. 23,233 5,227,425
Containers & Packaging 0.5%
O-I Glass, Inc.
(a)
242,579 2,336,036
Metals & Mining 1.5%
Alamos Gold, Inc., Class A 39,919 1,211,142
Cleveland-Cliffs, Inc.
(a)
113,309 1,063,972
Commercial Metals Co. 16,398 1,028,975
IAMGOLD Corp.
(a)
74,955 1,187,287
MP Materials Corp.
(a)
19,574 1,096,339
Trekor Metals Ltd.
(a)
124,104 853,836
Total 6,441,551
Total Materials 30,374,043
Real Estate 6.3%
Health Care REITs 1.5%
CareTrust REIT, Inc. 124,816 5,036,325
National Health Investors, Inc. 21,007 1,601,994
Total 6,638,319
Hotel & Resort REITs 0.4%
Sunstone Hotel Investors, Inc. 153,619 1,758,938
Industrial REITs 1.7%
LXP Industrial Trust 51,637 2,782,202
STAG Industrial, Inc. 77,343 2,943,674
Terreno Realty Corp. 24,799 1,606,231
Total 7,332,107
Office REITs 0.8%
Empire State Realty Trust, Inc., Class A 239,408 1,295,197
Kilroy Realty Corp. 57,453 2,152,764
Total 3,447,961
Residential REITs 0.2%
UMH Properties, Inc. 70,577 1,068,536
Retail REITs 1.1%
Kite Realty Group Trust 108,897 3,090,497
NETSTREIT Corp. 87,844 1,856,144
Total 4,946,641
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Specialized REITs 0.6%
Four Corners Property Trust, Inc. 102,189 2,508,740
Total Real Estate 27,701,242
Utilities 3.2%
Electric Utilities 1.2%
MGE Energy, Inc. 13,450 1,096,713
OGE Energy Corp. 40,671 1,979,051
TXNM Energy, Inc. 41,093 2,333,260
Total 5,409,024
Gas Utilities 1.4%
New Jersey Resources Corp. 27,166 1,522,383
Northwest Natural Holding Co. 49,184 2,412,968
Spire, Inc. 28,969 2,262,189
Total 6,197,540
Multi-Utilities 0.6%
Northwestern Energy Group, Inc. 35,281 2,526,825
Total Utilities 14,133,389
Total Common Stocks
(Cost $ 345,301,056 ) 427,131,878
Rights 0 .0%
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech, Inc.
(a),(b),(c),(d)
4,550 2,230
1 1 2,230
Total Health Care 2,230
Total Rights
(Cost $ – ) 2,230
. Shares
.
Value ($)
Money Market Funds 1 .2%
Columbia Short-Term Cash Fund, 3.767%
(e),(f)
5,301,732 5,298,551
1 1 1
Total Money Market Funds
(Cost $ 5,299,065 ) 5,298,551
Total Investments in Securities
(Cost $ 350,600,121 ) 432,432,659
Other Assets & Liabilities, Net 7,711,090
Net Assets 440,143,749

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
66
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Aduro Biotech, Inc.
10/21/2021
4,550
–
2,230
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
12,645,632
95,352,086
(102,698,686)
(481)
5,298,551
—
(2,260)
175,743
5,301,732
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $2,230, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$2,230, which represents less than 0.01% of total net assets.
(e) The rate shown is the seven-day current annualized yield at June 30, 2026.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Variable Portfolio - Partners Small Cap Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
67
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 4,681,928 — — 4,681,928
Consumer Discretionary 34,106,718 — — 34,106,718
Consumer Staples 4,690,374 — — 4,690,374
Energy 23,381,750 — — 23,381,750
Financials 92,484,299 — — 92,484,299
Health Care 33,610,495 — — 33,610,495
Industrials 111,608,151 — — 111,608,151
Information Technology 50,359,489 — — 50,359,489
Materials 30,374,043 — — 30,374,043
Real Estate 27,701,242 — — 27,701,242
Utilities 14,133,389 — — 14,133,389
Total Common Stocks 427,131,878 — — 427,131,878
Rights
Health Care — — 2,230 2,230
Total Rights — — 2,230 2,230
Money Market Funds 5,298,551 — — 5,298,551
Total Investments in Securities 432,430,429 — 2,230 432,432,659
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners Small Cap Value Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
68
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $345,301,056) $ 427,134,108
Affiliated issuers (cost $5,299,065) 5,298,551
Receivable for: –
Investments sold 10,297,665
Capital shares sold 288
Dividends 482,016
Expense reimbursement due from Investment Manager 4,923
Prepaid expenses 895
Total assets 443,218,446
Liabilities
Payable for: —
Investments purchased 1,444,174
Capital shares redeemed 1,281,095
Management services fees 63,075
Distribution and/or service fees 2,185
Service fees 4,082
Compensation of chief compliance officer 34
Compensation of board members 1,484
Other expenses 35,900
Deferred compensation of board members 242,668
Total liabilities 3,074,697
Net assets applicable to outstanding capital stock $ 440,143,749
Represented by
Trust capital
$ 440,143,749
Total - representing net assets applicable to outstanding capital stock $ 440,143,749
Class 1
Net assets
$ 348,745,152
Shares outstanding
6,627,631
Net asset value per share
$ 52.62
Class 2
Net assets
$ 15,265,671
Shares outstanding
302,118
Net asset value per share
$ 50.53
Class 3
Net assets
$ 76,132,926
Shares outstanding
1,477,499
Net asset value per share
$ 51.53

Statement of Operations
Variable Portfolio - Partners Small Cap Value Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
69
Net investment income
Income:
Dividends - unaffiliated issuers $ 4,839,819
Dividends - affiliated issuers 175,743
Foreign taxes withheld (1,271)
Total income 5,014,291
Expenses:
Management services fees 1,832,363
Distribution and/or service fees –
Class 2 17,178
Class 3 43,985
Service fees 25,344
Custodian fees 5,298
Printing and postage fees 10,676
Accounting services fees 16,239
Legal fees 10,922
Compensation of chief compliance officer 35
Compensation of board members 7,650
Deferred compensation of board members 39,304
Other 5,591
Total expenses 2,014,585
Fees waived or expenses reimbursed by Investment Manager and its affiliates (183,784)
Total net expenses 1,830,801
Net investment income 3,183,490
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 54,547,404
Investments - affiliated issuers (2,260)
Net realized gain 54,545,144
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 36,816,097
Investments - affiliated issuers (481)
Net change in unrealized appreciation 36,815,616
Net realized and unrealized gain 91,360,760
Net increase in net assets resulting from operations $ 94,544,250

Statement of Changes in Net Assets
Variable Portfolio - Partners Small Cap Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
70
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 3,183,490 $ 3,198,105
Net realized gain (loss) 54,545,144 (8,086,323)
Net change in unrealized appreciation 36,815,616 34,409,171
Net increase in net assets resulting from operations 94,544,250 29,520,953
Decrease in net assets from capital stock activity (64,762,473) (33,250,338)
Total increase (decrease) in net assets 29,781,777 (3,729,385)
Net Assets: – –
Net assets at beginning of period 410,361,972 414,091,357
Net assets at end of period $ 440,143,749 $ 410,361,972
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 8,528 398,568 39,044 1,470,018
Shares redeemed (1,213,346) (57,908,863) (624,095) (26,095,381)
Net decrease (1,204,818) (57,510,295) (585,051) (24,625,363)
Class 2
Shares sold 11,370 515,684 34,898 1,290,354
Shares redeemed (28,168) (1,256,609) (72,239) (2,676,545)
Net decrease (16,798) (740,925) (37,341) (1,386,191)
Class 3
Shares sold 3,695 170,269 38,091 1,386,530
Shares redeemed (144,815) (6,681,522) (226,170) (8,625,314)
Net decrease (141,120) (6,511,253) (188,079) (7,238,784)
Total net decrease (1,362,736) (64,762,473) (810,471) (33,250,338)

Financial Highlights
Variable Portfolio - Partners Small Cap Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
72
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 42 .20 0 .36 10 .06 10 .42
Year Ended 12/31/2025
$ 39 .31 0 .32 2 .57 2 .89
Year Ended 12/31/2024
$ 36 .41 0 .39 2 .51 2 .90
Year Ended 12/31/2023
$ 32 .69 0 .37 3 .35 3 .72
Year Ended 12/31/2022
$ 37 .55 0 .19 ( 5 .05 ) ( 4 .86 )
Year Ended 12/31/2021
$ 30 .28 0 .12 7 .15 7 .27
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 40 .57 0 .29 9 .67 9 .96
Year Ended 12/31/2025
$ 37 .89 0 .21 2 .47 2 .68
Year Ended 12/31/2024
$ 35 .18 0 .28 2 .43 2 .71
Year Ended 12/31/2023
$ 31 .67 0 .28 3 .23 3 .51
Year Ended 12/31/2022
$ 36 .47 0 .11 ( 4 .91 ) ( 4 .80 )
Year Ended 12/31/2021
$ 29 .47 0 .03 6 .97 7 .00
Class 3
Six Months Ended 6/30/2026 (Unaudited)
$ 41 .35 0 .32 9 .86 10 .18
Year Ended 12/31/2025
$ 38 .57 0 .27 2 .51 2 .78
Year Ended 12/31/2024
$ 35 .77 0 .33 2 .47 2 .80
Year Ended 12/31/2023
$ 32 .15 0 .32 3 .30 3 .62
Year Ended 12/31/2022
$ 36 .98 0 .15 ( 4 .98 ) ( 4 .83 )
Year Ended 12/31/2021
$ 29 .85 0 .07 7 .06 7 .13
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.

Financial Highlights
(continued)
Variable Portfolio - Partners Small Cap Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
73
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 52 .62 24 .69% 0 .93% 0 .84% 1 .54% 36% $ 348,745
Year Ended 12/31/2025
$ 42 .20 7 .35% 0 .92% 0 .83% 0 .83% 36% $ 330,499
Year Ended 12/31/2024
$ 39 .31 7 .96% 0 .91%
(c)
0 .81%
(c)
1 .02% 27% $ 330,910
Year Ended 12/31/2023
$ 36 .41 11 .38% 0 .89% 0 .83% 1 .10% 26% $ 517,746
Year Ended 12/31/2022
$ 32 .69 ( 12 .94% ) 0 .89% 0 .87% 0 .57% 23% $ 509,055
Year Ended 12/31/2021
$ 37 .55 24 .01% 0 .88%
(c)
0 .88%
(c)
0 .33% 104% $ 651,132
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 50 .53 24 .55% 1 .18% 1 .09% 1 .28% 36% $ 15,266
Year Ended 12/31/2025
$ 40 .57 7 .07% 1 .17% 1 .08% 0 .57% 36% $ 12,938
Year Ended 12/31/2024
$ 37 .89 7 .70% 1 .16%
(c)
1 .06%
(c)
0 .76% 27% $ 13,499
Year Ended 12/31/2023
$ 35 .18 11 .08% 1 .15% 1 .08% 0 .86% 26% $ 13,363
Year Ended 12/31/2022
$ 31 .67 ( 13 .16% ) 1 .14% 1 .12% 0 .34% 23% $ 12,363
Year Ended 12/31/2021
$ 36 .47 23 .75% 1 .14%
(c)
1 .13%
(c)
0 .10% 104% $ 13,159
Class 3
Six Months Ended 6/30/2026 (Unaudited)
$ 51 .53 24 .62% 1 .05% 0 .96% 1 .40% 36% $ 76,133
Year Ended 12/31/2025
$ 41 .35 7 .21% 1 .04% 0 .95% 0 .70% 36% $ 66,924
Year Ended 12/31/2024
$ 38 .57 7 .83% 1 .04%
(c)
0 .94%
(c)
0 .88% 27% $ 69,682
Year Ended 12/31/2023
$ 35 .77 11 .26% 1 .02% 0 .95% 0 .98% 26% $ 73,725
Year Ended 12/31/2022
$ 32 .15 ( 13 .06% ) 1 .01% 0 .99% 0 .44% 23% $ 72,319
Year Ended 12/31/2021
$ 36 .98 23 .89% 1 .01%
(c)
1 .01%
(c)
0 .20% 104% $ 92,957

Notes to Financial Statements
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
74
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Funds offer the share classes listed in the
Statements of Assets and Liabilities to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance
Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors
(Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy
(nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946).The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is
Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive
Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of each
Fund’s prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team.
Fund
Diversification
status
CTIVP
®
– Victory Sycamore Established Value Fund Diversified
CTIVP
®
– Wellington Large Cap Value Fund Diversified
CTIVP
®
– Westfield Mid Cap Growth Fund Diversified
CTIVP
®
– Westfield Select Large Cap Growth Fund Diversified
Variable Portfolio – Partners Core Equity Fund Diversified
Variable Portfolio – Partners Small Cap Growth Fund Diversified
Variable Portfolio – Partners Small Cap Value Fund Diversified

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
75
The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Funds may utilize a third-party pricing service to determine these fair values.
The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolios of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
76
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The
Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose a
Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/
or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how a Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-
traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse.
However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.
In connection with certain over-the-counter derivatives, a Fund may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An
ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
77
otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund's net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty. A Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, a Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. The Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss.
Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on their margin deposits. The
Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
78
of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds are treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Funds are subject to tax on their distributive share of the Funds' income and loss. The Funds' net assets are reported at the partner-level for federal income tax purposes.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the
Management Agreement, the Investment Manager provides each Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
79
of investments made by each Fund. Each Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of each Fund. The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2026 were as follows:
Subadvisory agreements
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets.
The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
For Variable Portfolio – Partners Core Equity Fund, Variable Portfolio – Partners Small Cap Growth Fund and Variable
Portfolio – Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are
compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation
Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remain in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
High (%) Low (%)
Effective
management
services fee rates
(%)
CTIVP
®
– Victory Sycamore Established Value Fund 0.77 0.57 0.77
CTIVP
®
– Wellington Large Cap Value Fund 0.71 0.53 0.71
CTIVP
®
– Westfield Mid Cap Growth Fund 0.81 0.68 0.81
CTIVP
®
– Westfield Select Large Cap Growth Fund 0.71 0.53 0.68
Variable Portfolio – Partners Core Equity Fund 0.77 0.57 0.69
Variable Portfolio – Partners Small Cap Growth Fund 0.87 0.75 0.87
Variable Portfolio – Partners Small Cap Value Fund 0.87 0.75 0.87
Fund Subadviser(s)
CTIVP
®
– Victory Sycamore Established Value Fund Victory Capital Management Inc.
CTIVP
®
– Wellington Large Cap Value Fund Wellington Management Company, LLP
CTIVP
®
– Westfield Mid Cap Growth Fund Westfield Capital Management Company, L.P.
CTIVP
®
– Westfield Select Large Cap Growth Fund Westfield Capital Management Company, L.P.
Variable Portfolio – Partners Core Equity Fund J.P. Morgan Investment Management Inc.
T. Rowe Price Associates, Inc.
Variable Portfolio – Partners Small Cap Growth Fund Goldman Sachs Asset Management, L.P.
Segall Bryant & Hamill, LLC
Variable Portfolio – Partners Small Cap Value Fund Segall Bryant & Hamill, LLC
William Blair Investment Management, LLC

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
80
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the
Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp.
(the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Funds, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2026, each Fund's annualized effective service fee rate as a percentage of each Fund’s average daily net assets were as follows:
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of
Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Funds pay a fee at an annual rate of up to 0.25% of the Funds' average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125%
of the Funds' average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for
Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses
(excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/
expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Effective service fee
rate (%)
CTIVP
®
– Victory Sycamore Established Value Fund 0.03
CTIVP
®
– Wellington Large Cap Value Fund 0.01
CTIVP
®
– Westfield Mid Cap Growth Fund 0.01
CTIVP
®
– Westfield Select Large Cap Growth Fund 0.00
Variable Portfolio – Partners Core Equity Fund 0.00
Variable Portfolio – Partners Small Cap Growth Fund 0.00
Variable Portfolio – Partners Small Cap Value Fund 0.01
May 1, 2026
through
April 30, 2027
Prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 3
(%)
Class 1
(%)
Class 2
(%)
Class 3
(%)
CTIVP® – Victory Sycamore Established Value
Fund 0.82 1.07 0.945 0.88 1.13 1.005

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment
Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, for the six months ended June 30, 2026, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
May 1, 2026
through
April 30, 2027
Prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 3
(%)
Class 1
(%)
Class 2
(%)
Class 3
(%)
CTIVP® – Wellington Large Cap Value Fund 0.61 0.86 – 0.61 0.86 –
CTIVP® – Westfield Select Large Cap Growth
Fund 0.70 0.95 – 0.70 0.95 –
Variable Portfolio – Partners Small Cap Growth
Fund 0.85 1.10 – 0.85 1.10 –
Contractual
expense cap
July 1, 2026
through
April 30, 2027
Voluntary
expense cap
May 1, 2026
through
June 30, 2026
Contractual
expense cap
prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 3
(%)
Class 1
(%)
Class 2
(%)
Class 3
(%)
Class 1
(%)
Class 2
(%)
Class 3
(%)
CTIVP® – Westfield Mid Cap Growth
Fund 0.83 1.08 – 0.82 1.07 – 0.82 1.07 –
Variable Portfolio – Partners Core
Equity Fund 0.68 0.93 0.805 0.68 0.93 0.805 0.68 0.93 0.805
Variable Portfolio – Partners Small
Cap Value Fund 0.84 1.09 0.965 0.84 1.09 0.965 0.84 1.09 0.965
Fund
Non-U.S.
government
purchases ($)
Non-U.S.
government
proceeds from
sales ($)
CTIVP
®
– Victory Sycamore Established Value Fund 143,354,157 170,234,380
CTIVP
®
– Wellington Large Cap Value Fund 294,583,913 349,343,101
CTIVP
®
– Westfield Mid Cap Growth Fund 108,073,874 137,658,424
CTIVP
®
– Westfield Select Large Cap Growth Fund 1,009,260,518 1,155,328,091
Variable Portfolio – Partners Core Equity Fund 626,478,311 700,339,635
Variable Portfolio – Partners Small Cap Growth Fund 150,294,276 212,212,236
Variable Portfolio – Partners Small Cap Value Fund 149,218,651 211,171,311

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
82
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Funds for the six months ended June
30, 2026 were as follows:
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program
(the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each
Participating Fund.
The Funds' activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Interest income earned and interest expense incurred by the Funds are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Funds have no outstanding interfund loans at June 30,
2026.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently
Affiliated brokerge
commissions ($)
CTIVP
®
– Wellington Large Cap Value Fund 354
CTIVP
®
– Westfield Mid Cap Growth Fund 895
CTIVP
®
– Westfield Select Large Cap Growth Fund 5,762
Variable Portfolio – Partners Core Equity Fund 2,823
Variable Portfolio – Partners Small Cap Growth Fund 2,197
Fund
Borrower or
Lender
Average loan
balance ($)
Weighted average
interest rate (%)
Number of days
with outstanding
loans
CTIVP
®
– Westfield Select Large Cap Growth Fund Lender
8,883,333
4.19 6
Variable Portfolio – Partners Small Cap Growth Fund Borrower
340,000
4.16 5

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
83
charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank,
N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus
0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
During the six months ended June 30, 2026 , the following Funds had borrowings:
Interest expense incurred by the Fund is recorded as Line of credit interest in the Statement of Operations. Variable Portfolio
– Partners Core Equity Fund had no outstanding borrowings at June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each
Fund's holdings and each Fund's NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund's Prospectus and Statement of
Additional Information.
Shareholder concentration risk
At June 30, 2026, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the
Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Fund
Average daily loan
balance ($)
Weighted average
interest rate (%) Days outstanding
Variable Portfolio – Partners Core Equity Fund 1,040,000 4.74 5

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
84
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Fund
Number of unaffiliated
accounts
Percentage of shares
outstanding held —
unaffiliated (%)
Percentage of shares
outstanding held —
affiliated (%)
CTIVP
®
– Victory Sycamore Established Value Fund
—
— 99.9
CTIVP
®
– Wellington Large Cap Value Fund
—
— 100.0
CTIVP
®
– Westfield Mid Cap Growth Fund
—
— 100.0
CTIVP
®
– Westfield Select Large Cap Growth Fund
—
— 100.0
Variable Portfolio – Partners Core Equity Fund
—
— 100.0
Variable Portfolio – Partners Small Cap Growth Fund
—
— 100.0
Variable Portfolio – Partners Small Cap Value Fund
—
— 100.0

Approval of Management and Subadvisory
Agreements
Columbia Funds Variable Series Trust II | 2026
85
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to CTIVP
®
– Victory Sycamore Established Value Fund, CTIVP
®
– Wellington
Large Cap Value Fund, CTIVP
®
– Westfield Mid Cap Growth Fund, CTIVP
®
– Westfield Select Large Cap Growth Fund,
Variable Portfolio – Partners Core Equity Fund, Variable Portfolio – Partners Small Cap Growth Fund, and Variable
Portfolio – Partners Small Cap Value Fund (each, a Fund, and together, the Funds). Under a management agreement
(the Management Agreement), the Investment Manager provides investment advice and other services to the Funds.
The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family
(collectively, the Columbia Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Victory Capital Management Inc. with respect to CTIVP
®
– Victory Sycamore
Established Value Fund, Wellington Management Company LLP with respect to CTIVP
®
– Wellington Large Cap Value
Fund, Westfield Capital Management Company, L.P. with respect to CTIVP
®
– Westfield Mid Cap Growth Fund and CTIVP
®
– Westfield Select Large Cap Growth Fund, J.P. Morgan Investment Management Inc. with respect to Variable Portfolio –
Partners Core Equity Fund, T. Rowe Price Associates, Inc. with respect to Variable Portfolio – Partners Core Equity Fund,
Goldman Sachs Asset Management, L.P. with respect to Variable Portfolio – Partners Small Cap Growth Fund, Segall
Bryant & Hamill, LLC with respect to Variable Portfolio – Partners Small Cap Growth Fund and Variable Portfolio – Partners
Small Cap Value Fund, and William Blair Investment Management, LLC with respect to Variable Portfolio – Partners Small
Cap Value Fund (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the
Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent
Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory
Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its
Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment
Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal
Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the
Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory
Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent
Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
Information on the investment performance of each Fund relative to the performance of a group of mutual funds determined to be comparable to such Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on each Fund’s management fees and total expenses, including information comparing such Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for each Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of such Fund’s net assets;
Terms of the Advisory Agreements;
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
86
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the
Funds;
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory
Agreements, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
87
that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the applicable Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory
Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods
(including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks and (iii) the net assets of each Fund. With respect to CTIVP
®
– Wellington Large Cap Value Fund, CTIVP
®
–
Westfield Mid Cap Growth Fund, CTIVP
®
– Westfield Select Large Cap Growth Fund and Variable Portfolio – Partners Small
Cap Growth Fund, the Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge. With respect to CTIVP
®
- Victory Sycamore Established Value Fund, the
Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as enhancements to the Fund’s investment process) had been taken or were contemplated to help improve the Fund’s performance. With respect to Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund, the Board
observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the methodology for identifying each Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the
Investment Manager’s evaluation of the contribution of each Subadviser to the applicable Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of each Fund, the
Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management
Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing such Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions)
are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
88
are lower than the median expense ratios of funds in the same Lipper comparison universe. With respect to CTIVP
®
–
Wellington Large Cap Value Fund and CTIVP
®
– Westfield Select Large Cap Growth Fund, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. With respect to CTIVP
®
– Victory Sycamore Established Value Fund, CTIVP
®
– Westfield Mid Cap Growth Fund, Variable Portfolio – Partners Core Equity Fund, Variable Portfolio – Partners Small Cap
Growth Fund, and Variable Portfolio – Partners Small Cap Value Fund, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the
Investment Manager and do not impact the fees paid by the Funds. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of each Fund, in light of other considerations, supported the continuation of the
Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with a Fund. With respect to the profitability of the
Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the
Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with each Fund supported the continuation of the Management Agreement and each of the
Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as
Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management
Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the
Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Columbia Funds Variable Series Trust II
P.O. Box 219104
Kansas City, MO 64121-9104
SAR7040_(08/26)
Investors should consider the investment objectives, risks, charges and expenses of any fund carefully before investing. For Fund and other investment product prospectuses, which contains this and other important information, contact your investment advisor or insurance representative. Please read the prospectus carefully before you invest.  The Fund is distributed by Columbia
Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
Semi-Annual Financial Statements and
Additional Information
June 30, 2026 (Unaudited) BLANKK
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
Variable Portfolio – Partners Core Bond Fund
Variable Portfolio – Partners International Core Equity Fund
Variable Portfolio – Partners International Growth Fund
Variable Portfolio – Partners International Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Table of Contents
Columbia Funds Variable Series Trust II | 2026
Portfolio of Investments and Financial Statements
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund .............................................................................................................................. 3
Portfolio of Investments and Financial Statements
Variable Portfolio - Partners Core Bond Fund ........................................................................................................................................ 66
Portfolio of Investments and Financial Statements
Variable Portfolio - Partners International Core Equity Fund .............................................................................................................. 122
Portfolio of Investments and Financial Statements
Variable Portfolio - Partners International Growth Fund ..................................................................................................................... 130
Portfolio of Investments and Financial Statements

Portfolio of Investments
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
3
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 0.2%
Federal National Mortgage Association REMICS
Series 2017-13  Class PA
08/25/2046 3.000% 6,263,668 5,828,843
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 5,837,282) 5,828,843
Agency Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured
Pass-Through Certificates
(a)
Series K548  Class AS
30 day USD SOFR Average + 0.530%
Floor 0.530%
07/25/2030 4.122% 10,789,666 10,797,841
Series K561  Class AS
30 day USD SOFR Average + 0.500%
Floor 0.500%
03/25/2031 4.092% 13,199,845 13,201,844
Series K562  Class AS
30 day USD SOFR Average + 0.500%
Floor 0.500%
03/25/2031 4.092% 1,899,743 1,900,325
Series K563  Class AS
30 day USD SOFR Average + 0.500%
Floor 0.500%
05/25/2031 4.092% 1,600,000 1,600,500
1 1 1 1 1
Total Agency Commercial Mortgage-Backed Securities
(Cost $ 27,497,938) 27,500,510
Agency Mortgage-Backed Securities
(b)
16.8%
Federal Home Loan Mortgage Corp.
10/01/2035 2.000% 1,901,576 1,738,213
11/01/2035 2.000% 7,656,327 7,005,711
01/01/2036 2.000% 2,012,338 1,838,795
02/01/2036 2.000% 81,214 74,211
08/01/2036 2.000% 769,779 703,261
03/01/2037 2.000% 5,545,397 5,088,066
04/01/2050 3.500% 6,447,344 5,927,066
08/01/2050 3.000% 8,912,734 7,910,773
02/01/2051 2.000% 859,360 693,194
03/01/2051 2.000% 2,237,903 1,807,645
03/01/2051 2.000% 947,461 763,551
01/01/2052 2.000% 10,913,585 8,917,155
01/01/2052 2.500% 7,896,001 6,728,235
03/01/2052 2.000% 23,008,781 18,656,126
03/01/2052 3.000% 6,129,034 5,444,033
05/01/2052 3.500% 10,727,153 9,894,582
06/01/2052 2.000% 11,594,953 9,340,241
06/01/2052 2.000% 10,483,850 8,423,191
08/01/2052 3.000% 4,630,051 4,115,376
08/01/2052 5.000% 3,127,041 3,106,897
10/01/2052 4.500% 505,493 488,296
05/01/2054 6.500% 5,319,384 5,580,882
01/01/2055 6.000% 2,347,360 2,432,451
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities
(b)
(continued)
10/01/2055 6.500% 5,295,749 5,548,226
11/01/2055 6.500% 5,402,979 5,639,296
06/01/2056 5.000% 24,913,819 24,491,699
Federal Home Loan Mortgage Corp.
(c)
10/01/2048 4.000% 2,233,390 2,113,301
08/01/2050 2.000% 7,570,308 6,101,913
05/01/2051 3.500% 8,190,226 7,498,514
12/01/2052 4.500% 2,739,144 2,661,761
12/01/2055 6.000% 1,921,332 1,998,795
Federal National Mortgage Association
12/01/2035 2.000% 837,703 765,744
10/01/2047 3.000% 5,905,562 5,286,446
07/01/2050 3.000% 4,781,561 4,234,316
01/01/2051 2.000% 2,582,323 2,081,226
06/01/2051 2.500% 8,385,169 7,056,734
11/01/2051 2.500% 8,066,582 6,884,113
11/01/2051 3.000% 4,844,445 4,289,476
01/01/2052 2.500% 2,470,822 2,083,082
03/01/2052 2.000% 12,269,086 9,985,748
05/01/2052 3.000% 932,794 830,615
06/01/2052 3.000% 4,847,770 4,295,218
06/01/2052 3.000% 4,762,092 4,231,268
06/01/2053 6.000% 3,393,642 3,495,274
10/01/2053 4.500% 2,640,788 2,552,120
01/01/2054 2.500% 9,744,001 8,224,663
04/01/2055 6.500% 7,138,127 7,449,353
04/01/2056 6.500% 5,100,869 5,323,971
06/01/2056 5.500% 11,183,810 11,390,236
06/01/2056 6.000% 8,193,206 8,562,907
06/01/2056 6.000% 8,193,304 8,552,727
Federal National Mortgage Association
(c)
02/01/2051 4.000% 9,152,780 8,705,898
05/01/2052 4.000% 3,053,514 2,881,743
08/01/2052 3.000% 918,377 812,889
05/01/2055 6.000% 4,200,174 4,340,423
07/01/2055 6.000% 3,172,275 3,300,166
08/01/2055 6.000% 1,129,752 1,169,324
02/01/2056 6.000% 1,500,000 1,551,005
04/01/2056 6.000% 690,208 715,001
05/01/2056 6.000% 744,412 769,075
Federal National Mortgage Association
(d)
08/01/2050 2.500% 15,445,104 13,048,157
Government National Mortgage Association
08/20/2050 2.500% 11,898,719 10,175,366
02/20/2052 2.000% 27,759,594 22,769,359
04/20/2052 2.500% 9,999,998 8,549,993
05/20/2052 3.500% 8,536,272 7,789,499
04/20/2056 4.500% 4,990,019 4,795,224
Government National Mortgage Association
(d)
03/20/2052 3.000% 11,773,508 10,461,635
Government National Mortgage Association, TBA
(e)
07/20/2056 4.500% 5,600,000 5,377,959
07/20/2056 5.000% 8,600,000 8,477,900
07/20/2056 5.500% 22,450,000 22,560,319
07/20/2056 6.000% 20,975,000 21,414,042
08/20/2056 5.000% 9,600,000 9,453,952

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
4
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities
(b)
(continued)
08/20/2056 5.500% 13,650,000 13,698,947
Uniform Mortgage-Backed Security, TBA
(e)
07/01/2039 4.500% 1,600,000 1,580,919
07/01/2041 5.000% 26,200,000 26,305,216
07/01/2056 2.000% 2,150,000 1,716,294
07/01/2056 2.500% 1,000,000 835,391
07/01/2056 3.000% 900,000 784,547
07/01/2056 3.500% 5,450,000 4,944,172
07/01/2056 4.500% 650,000 622,629
07/01/2056 5.000% 7,300,000 7,172,263
07/01/2056 5.500% 26,500,000 26,584,675
07/01/2056 6.500% 4,100,000 4,240,906
08/01/2056 2.000% 30,275,000 24,163,089
Uniform Mortgage-Backed Security, TBA
07/01/2056 6.000% 475,000 485,568
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 562,807,248) 562,560,238
Convertible Bonds 0.1%
Electric 0.0%
PG&E Corp.
12/01/2027 4.250% 515,000 526,330
1 1 1 1 526,330
Energy - Alternate Sources 0.0%
Eos Energy Enterprises, Inc.
(f)
12/01/2031 1.750% 514,000 383,179
1 1 1 1 383,179
Investment Companies 0.1%
Riot Platforms, Inc.
01/15/2030 0.750% 380,000 762,649
Terawulf, Inc.
(f),(g)
05/01/2032 0.000% 249,000 368,509
Total 1,131,158
Oil & Gas 0.0%
Kosmos Energy Ltd.
03/15/2030 3.125% 690,000 515,085
1 1 1 1 515,085
Pipelines 0.0%
Golar LNG Ltd.
(c)
12/15/2030 2.750% 305,000 347,212
1 1 1 1 347,212
Real Estate 0.0%
Redfin Corp.
04/01/2027 0.500% 725,000 696,000
1 1 1 1 696,000
Semiconductors 0.0%
MKS, Inc.
06/01/2030 1.250% 72,000 211,937
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Convertible Bonds (continued)
ON Semiconductor Corp.
(g)
05/01/2027 0.000% 94,000 170,967
Total 382,904
Software 0.0%
Strategy, Inc.
(g)
12/01/2029 0.000% 515,000 443,827
1 1 1 1 443,827
Total Convertible Bonds
(Cost $ 4,145,550) 4,425,695
Issuer . Shares
.
Value ($)
Convertible Preferred Stocks 0.0%
Communication Services 0.0%
Interactive Media & Services 0.0%
Alphabet, Inc. 6.250% 2,791 139,941
Alphabet, Inc. 6.250% 2,794 140,286
Total 280,227
Total Communication Services 280,227
Consumer Discretionary 0.0%
Household Durables 0.0%
Whirlpool Corp. 8.500% 5,272 180,988
1 1 180,988
Total Consumer Discretionary 180,988
Information Technology 0.0%
Software 0.0%
Oracle Corp. 6.500% 2,554 114,624
1 1 114,624
Total Information Technology 114,624
Total Convertible Preferred Stocks
(Cost $ 625,579) 575,839
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
23.3%
Advertising 0.0%
Clear Channel Outdoor Holdings, Inc.
(f)
06/01/2029 7.500% 225,000 225,238
04/01/2030 7.875% 230,000 239,311
02/15/2031 7.125% 235,000 243,502
03/15/2033 7.500% 235,000 247,705
CMG Media Corp.
(f)
06/18/2029 8.875% 40,000 29,385
Lamar Media Corp.
(f)
11/01/2033 5.375% 175,000 171,507

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
5
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Neptune Bidco U.S., Inc.
(f)
02/15/2033 9.500% 220,000 222,520
Publicis Groupe SA
(f)
06/12/2032 3.375% EUR 100,000 113,403
Total 1,492,571
Aerospace & Defense 0.4%
Boeing Co.
05/01/2034 6.528% 5,000,000 5,436,088
05/01/2040 5.705% 4,710,000 4,787,457
Bombardier, Inc.
(f)
07/01/2031 7.250% 165,000 172,732
06/01/2032 7.000% 45,000 46,651
06/15/2033 6.750% 145,000 150,175
Czechoslovak Group AS
(f)
01/10/2031 6.500% 220,000 223,623
Embraer Netherlands Finance BV
01/09/2038 5.400% 90,000 86,915
TransDigm, Inc.
(f)
08/15/2028 6.750% 165,000 166,653
03/01/2029 6.375% 165,000 167,600
12/01/2031 7.125% 20,000 20,706
03/01/2032 6.625% 100,000 102,564
01/15/2033 6.000% 95,000 95,904
05/31/2033 6.375% 240,000 242,440
01/31/2034 6.250% 65,000 66,328
01/31/2034 6.750% 285,000 292,482
07/31/2034 6.125% 290,000 289,735
Total 12,348,053
Agriculture 0.4%
BAT International Finance PLC
(f)
04/12/2032 4.125% EUR 430,000 502,277
Imperial Brands Finance PLC
(f)
02/12/2034 3.875% EUR 595,000 669,618
Philip Morris International, Inc.
06/06/2032 3.250% EUR 465,000 523,523
Reynolds American, Inc.
08/15/2035 5.700% 8,000,000 8,237,426
Scandinavian Tobacco Group AS
(f)
09/12/2029 4.875% EUR 110,000 129,348
Total 10,062,192
Airlines 0.0%
Allegiant Travel Co.
(f)
07/01/2031 7.125% 255,000 258,062
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Azul Secured Finance LLP
(f)
02/15/2031 9.875% 205,000 197,301
JetBlue Airways Corp./JetBlue Loyalty LP
(f)
09/20/2031 9.875% 250,000 226,741
United Airlines Holdings, Inc.
03/01/2029 4.875% 275,000 272,189
03/01/2031 5.375% 170,000 168,994
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
(f)
06/01/2028 9.500% 125,000 126,649
02/01/2030 6.375% 280,000 266,498
01/15/2032 8.750% 185,000 183,862
Total 1,700,296
Apparel 0.0%
Beach Acquisition Bidco LLC
(f),(i)
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 345,000 391,473
1 1 1 1 391,473
Auto Manufacturers 0.2%
Allison Transmission, Inc.
(f)
12/01/2033 5.875% 175,000 174,301
Aston Martin Capital Holdings Ltd.
(f)
03/31/2029 10.000% 295,000 236,389
Ford Motor Credit Co. LLC
06/10/2030 7.200% 4,860,000 5,124,649
08/29/2031 6.184% GBP 240,000 324,498
11/05/2031 6.054% 125,000 126,563
RCI Banque SA
(f),(j)
10/09/2034 5.500% EUR 300,000 355,193
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
(f)
01/15/2031 10.000% 460,000 457,866
Stellantis Finance U.S., Inc.
(f)
03/18/2030 5.750% 335,000 334,765
Volkswagen Bank GmbH
(f)
06/19/2031 3.500% EUR 200,000 225,523
Volkswagen International Finance NV
(f),(j),(k)
06/17/2029 3.875% EUR 300,000 336,159
Total 7,695,906
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.
(f)
10/15/2032 6.375% 135,000 134,503
10/15/2033 7.750% 250,000 247,041
Clarios Global LP/Clarios U.S. Finance Co.
(f)
02/15/2030 6.750% 90,000 92,719
09/15/2032 6.750% 250,000 255,144

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
6
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Cooper-Standard Automotive, Inc.
(f)
03/01/2031 9.250% 225,000 227,315
Cyprium Corp./Cyprium Holdings Luxembourg SARL
(f)
04/15/2031 6.125% 275,000 275,228
04/15/2034 6.375% 275,000 274,374
Forvia SE
(f)
09/15/2033 6.750% 170,000 169,739
LG Energy Solution Ltd.
(f)
04/02/2031 5.250% 220,000 219,692
Metalsa SAPI de CV
(f)
05/04/2031 3.750% 215,000 190,694
Robert Bosch GmbH
(f)
06/02/2043 4.375% EUR 100,000 113,392
Schaeffler AG
(f)
04/01/2031 5.375% EUR 200,000 239,012
Valeo SE
(f)
03/23/2032 4.625% EUR 300,000 342,006
ZF Europe Finance BV
(f)
06/12/2030 7.000% EUR 300,000 364,219
ZF North America Capital, Inc.
(f)
04/14/2030 7.125% 90,000 90,569
04/23/2030 6.750% 185,000 183,257
03/24/2031 7.500% 70,000 70,483
04/23/2032 6.875% 105,000 103,296
Total 3,592,683
Banks 7.0%
Akbank TAS
(f),(j)
12/08/2036 8.250% 200,000 202,064
Australia & New Zealand Banking Group Ltd.
(f),(j)
08/18/2036 5.145% GBP 205,000 268,897
Banco de Credito del Peru SA
(f),(j)
03/10/2035 5.800% 125,000 125,671
Banco de Credito e Inversiones SA
(f),(j),(k)
05/08/2029 8.750% 225,000 240,171
Banco del Estado de Chile
(f),(j),(k)
05/02/2029 7.950% 225,000 238,089
Banco Mercantil del Norte SA
(f),(j),(k)
01/10/2028 7.625% 285,000 284,935
Banco Nacional de Comercio Exterior SNC
(f),(j)
05/14/2036 6.000% 200,000 197,672
Bank Leumi Le-Israel BM
(f),(j)
09/09/2036 5.740% 200,000 198,456
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Bank of America Corp.
(j),(k)
Series UU
07/26/2030 6.250% 165,000 166,907
Bank of America Corp.
(j)
04/29/2031 2.592% 8,000,000 7,382,561
02/06/2032 4.456% 8,000,000 7,858,130
04/23/2032 4.695% 8,000,000 7,933,154
01/24/2036 5.511% 5,370,000 5,484,800
Bank of Georgia JSC
(f)
06/03/2031 6.500% 200,000 199,624
Bank of Nova Scotia
(f),(j)
03/05/2033 3.375% EUR 500,000 569,476
Barclays PLC
(j)
02/25/2031 5.367% 5,000,000 5,069,781
02/24/2032 4.521% 4,000,000 3,907,634
11/02/2033 7.437% 2,000,000 2,230,766
Barclays PLC
(f),(j)
08/14/2031 3.543% EUR 285,000 326,494
07/29/2036 6.174% GBP 100,000 134,601
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico
(f),(j)
01/18/2033 5.125% 265,000 259,862
BNP Paribas SA
(f),(j)
01/13/2033 5.786% 3,810,000 3,929,659
BNP Paribas SA
(f),(j),(k)
06/27/2035 7.450% 175,000 180,274
04/17/2036 7.200% 270,000 271,432
BPCE SA
(f),(j)
10/19/2034 7.003% 310,000 337,586
BW Real Estate, Inc.
(f),(j),(k)
03/30/2030 9.500% 210,000 214,105
CaixaBank SA
(f),(j)
09/13/2034 6.840% 310,000 337,963
Citigroup, Inc.
(j)
03/31/2031 4.412% 9,340,000 9,206,289
09/11/2036 5.174% 3,550,000 3,532,019
Citigroup, Inc.
(j),(k)
Series HH
02/15/2031 6.625% 265,000 269,535
Series JJ
05/15/2031 6.500% 90,000 90,664
Commonwealth Bank of Australia
(f),(j)
05/21/2037 4.454% EUR 175,000 204,772
08/26/2037 3.788% EUR 290,000 329,141
Cooperatieve Rabobank UA
(f),(j)
01/21/2033 5.710% 420,000 434,780

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
7
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Danske Bank AS
(f),(j)
01/09/2032 3.875% EUR 145,000 169,197
Deutsche Bank AG
(j)
09/11/2030 4.999% 4,000,000 4,014,710
08/04/2031 4.950% 4,000,000 3,986,269
DNB Bank ASA
(f),(j)
05/28/2032 3.625% EUR 200,000 231,108
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt
Am Main
(f),(j)
10/15/2035 3.706% EUR 100,000 113,586
Goldman Sachs Group, Inc.
(j)
10/24/2029 6.484% 3,660,000 3,796,543
04/23/2031 5.218% 8,000,000 8,075,758
10/21/2031 4.369% 8,000,000 7,823,620
01/21/2037 5.065% 2,400,000 2,345,714
HSBC Holdings PLC
(f),(j)
12/01/2033 3.608% EUR 320,000 364,126
HSBC Holdings PLC
(j),(k)
03/24/2031 6.750% 140,000 141,109
09/24/2035 7.000% 85,000 87,177
ING Groep NV
(f),(j)
08/17/2031 3.000% EUR 300,000 337,912
Intesa Sanpaolo SpA
(f),(j)
06/01/2032 4.198% 1,851,000 1,746,947
JPMorgan Chase & Co.
(f),(j)
03/21/2034 3.761% EUR 145,000 167,446
JPMorgan Chase & Co.
(j),(k)
Series PP
07/01/2031 6.100% 435,000 437,908
JPMorgan Chase & Co.
(j)
04/22/2031 5.103% 15,156,000 15,328,893
01/22/2032 4.347% 11,745,000 11,504,137
04/23/2032 4.622% 9,000,000 8,897,581
04/22/2035 5.766% 6,142,000 6,389,265
Jyske Bank AS
(f),(j)
05/01/2035 5.125% EUR 140,000 166,838
Kreditanstalt fuer Wiederaufbau
(f),(g)
11/09/2028 0.000% EUR 3,515,000 3,778,321
Lloyds Banking Group PLC
(f),(j)
09/21/2031 4.750% EUR 270,000 324,918
Mitsubishi UFJ Financial Group, Inc.
(j)
04/21/2032 4.847% 2,000,000 1,989,699
Mitsubishi UFJ Financial Group, Inc.
(f),(j)
04/22/2034 3.856% EUR 230,000 265,436
Morgan Stanley
(j)
11/01/2029 6.407% 3,080,000 3,189,071
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
04/17/2031 5.192% 5,000,000 5,052,520
01/16/2032 4.493% 5,000,000 4,902,632
03/12/2032 4.708% 5,000,000 4,939,518
11/01/2034 6.627% 4,615,000 5,010,425
04/19/2035 5.831% 1,457,000 1,512,291
Series I
10/22/2036 4.892% 3,950,000 3,825,304
Morgan Stanley Bank NA
(j)
05/10/2030 4.788% 1,063,000 1,063,762
Morgan Stanley Private Bank NA
(j)
07/18/2031 4.734% 2,160,000 2,150,356
National Australia Bank Ltd.
(f),(j)
01/22/2036 3.612% EUR 205,000 232,265
NatWest Group PLC
(f),(j)
06/06/2033 7.416% GBP 470,000 645,993
NBK Tier 1 Ltd.
(f),(j),(k)
08/24/2026 3.625% 220,000 218,891
Nykredit Realkredit AS
(f)
09/26/2033 3.750% EUR 250,000 284,906
Royal Bank of Canada
(f),(j)
09/27/2031 3.125% EUR 290,000 329,137
Societe Generale SA
(f),(j)
04/13/2029 5.500% 2,000,000 2,021,593
Standard Chartered PLC
(f),(j)
05/28/2032 3.934% EUR 180,000 208,451
Sumitomo Mitsui Financial Group, Inc.
(e),(j)
07/07/2032 4.934% 769,000 766,461
Sumitomo Mitsui Financial Group, Inc.
(f),(j)
04/02/2034 3.961% EUR 230,000 267,040
Toronto-Dominion Bank
(f)
09/22/2032 3.357% EUR 290,000 327,951
Truist Financial Corp.
(j),(k)
Series S
06/15/2031 6.250% 200,000 199,660
Turkiye Garanti Bankasi AS
(f),(j)
01/08/2036 8.125% 150,000 151,894
UBS Group AG
(f),(j)
08/13/2030 3.126% 5,000,000 4,746,878
04/01/2031 4.194% 5,000,000 4,882,073
06/09/2033 4.125% EUR 550,000 646,698
Walker & Dunlop, Inc.
(f)
04/01/2033 6.625% 160,000 162,450
Wells Fargo & Co.
(j),(k)
Series GG  Class A
06/15/2031 6.125% 270,000 273,336

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
8
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Wells Fargo & Co.
(j)
01/24/2031 5.244% 8,000,000 8,109,052
04/23/2031 5.150% 8,000,000 8,082,093
03/02/2033 3.350% 4,000,000 3,676,643
04/23/2036 5.605% 4,385,000 4,495,675
Western Alliance Bancorp
(a)
3 mo. USD Term SOFR +
2.250%06/15/2031 5.917% 325,000 315,221
Total 217,792,422
Beverages 0.0%
Carlsberg Breweries AS
(f)
02/28/2032 3.250% EUR 145,000 164,412
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv
Holdco SL
(f)
04/27/2029 5.250% 145,000 142,540
Davide Campari-Milano NV
(f)
06/17/2033 4.250% EUR 225,000 261,562
Pernod Ricard SA
(f)
02/04/2037 3.750% EUR 200,000 224,467
Total 792,981
Biotechnology 0.0%
Biocon Biologics Global PLC
(f)
10/09/2029 6.670% 75,000 75,609
Emergent BioSolutions, Inc.
(f)
08/15/2028 3.875% 610,000 565,243
Total 640,852
Building Materials 0.2%
Ameritex Holdco Intermediate LLC
(f)
08/15/2033 7.625% 170,000 177,710
Builders FirstSource, Inc.
(f)
02/01/2032 4.250% 175,000 163,110
03/01/2034 6.375% 95,000 96,052
05/15/2035 6.750% 390,000 397,537
Camelot Return Merger Sub, Inc.
(f)
08/01/2028 8.750% 125,000 77,661
Cemex SAB de CV
(f),(j),(k)
06/10/2030 7.200% 850,000 884,795
Cornerstone Building Brands, Inc.
(f)
08/15/2029 9.500% 75,000 46,552
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(f)
12/15/2030 6.625% 455,000 465,188
07/15/2031 6.750% 90,000 93,049
JH North America Holdings, Inc.
(f)
07/31/2032 6.125% 15,000 15,133
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Quikrete Holdings, Inc.
(f)
03/01/2032 6.375% 535,000 546,285
03/01/2033 6.750% 240,000 244,592
Smyrna Ready Mix Concrete LLC
(f)
11/01/2028 6.000% 245,000 245,477
11/15/2031 8.875% 60,000 63,264
Standard Building Solutions, Inc.
(f)
08/15/2032 6.500% 165,000 166,101
08/01/2033 6.250% 345,000 342,402
03/15/2034 5.875% 175,000 168,672
Total 4,193,580
Chemicals 0.5%
Advancion Sciences, Inc.
(f),(i)
9.25% Cash or 10.00% PIK
11/01/2026 9.250% 20,000 15,942
Braskem Netherlands Finance BV
(f)
10/15/2034 8.000% 705,000 422,561
Celanese U.S. Holdings LLC
02/15/2031 7.000% 4,290,000 4,414,023
04/15/2033 6.750% 380,000 387,198
11/15/2033 7.700% 120,000 128,206
02/15/2034 7.375% 575,000 593,938
Chemours Co.
(f)
11/15/2028 5.750% 225,000 224,844
11/15/2029 4.625% 245,000 233,808
01/15/2033 8.000% 225,000 227,796
03/15/2034 7.875% 270,000 271,359
Consolidated Energy Finance SA
(f)
10/15/2028 5.625% 358,000 344,253
02/15/2031 12.000% 295,000 304,906
Dangote Fertiliser Ltd.
(f)
05/05/2031 7.750% 130,000 131,268
GPD Cos., Inc.
(f),(i)
12/31/2029 12.500% 177,078 121,421
Ma'aden Sukuk Ltd.
(f)
02/13/2030 5.250% 290,000 291,282
Mativ Holdings, Inc.
(f)
10/01/2029 8.000% 395,000 392,416
Methanex Corp.
10/15/2027 5.125% 455,000 454,530
12/15/2029 5.250% 40,000 39,745
12/01/2044 5.650% 330,000 297,578
Methanex U.S. Operations, Inc.
(f)
03/15/2032 6.250% 235,000 237,951

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
9
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
OCP SA
(f),(j),(k)
04/22/2031 6.740% 230,000 228,618
OCP SA
(f)
04/30/2030 6.100% 115,000 117,754
04/25/2044 6.875% 140,000 142,385
06/23/2051 5.125% 200,000 161,151
Olin Corp.
(f)
04/01/2033 6.625% 360,000 355,687
Olin Corp.
02/01/2030 5.000% 460,000 445,879
Olympus Water U.S. Holding Corp.
(f)
10/01/2029 6.250% 270,000 265,578
08/01/2032 6.750% 230,000 224,669
02/15/2033 7.250% 350,000 345,906
Orbia Advance Corp. SAB de CV
(f)
05/13/2030 6.800% 410,000 408,192
Perimeter Holdings LLC
(f)
01/15/2034 6.250% 175,000 174,848
Sasol Financing USA LLC
(f)
05/03/2029 8.750% 390,000 407,874
04/10/2033 8.750% 200,000 207,046
Tronox, Inc.
(f)
03/15/2029 4.625% 430,000 300,996
WR Grace Holdings LLC
(f)
08/15/2032 6.625% 125,000 121,140
Total 13,442,748
Commercial Services 0.2%
ADT Security Corp.
(f)
10/15/2033 5.875% 170,000 167,010
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(f)
02/15/2031 8.000% 35,000 35,337
06/15/2032 8.375% 140,000 140,974
Block, Inc.
(f)
08/15/2030 5.625% 155,000 155,414
08/15/2033 6.000% 140,000 140,885
Block, Inc.
06/01/2031 3.500% 350,000 322,149
05/15/2032 6.500% 435,000 444,221
Champions Financing, Inc.
(f)
02/15/2029 8.750% 400,000 389,049
CompoSecure Holdings LLC
(f)
02/01/2033 5.625% 335,000 326,960
CoreCivic, Inc.
10/15/2027 4.750% 405,000 402,727
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
04/15/2029 8.250% 85,000 88,549
DP World Crescent Ltd.
(f)
01/30/2030 3.749% 210,000 198,394
DP World Ltd.
(f)
09/25/2048 5.625% 125,000 115,609
Fiserv Funding ULC
06/15/2032 3.500% EUR 145,000 161,267
GEO Group, Inc.
04/15/2029 8.625% 255,000 265,373
04/15/2031 10.250% 250,000 270,313
Herc Holdings, Inc.
(f)
06/15/2030 7.000% 295,000 305,563
03/15/2031 5.750% 115,000 114,789
06/15/2033 7.250% 240,000 250,285
03/15/2034 6.000% 110,000 109,249
Motability Operations Group PLC
(f)
01/22/2033 3.625% EUR 290,000 328,562
Sotheby's
(f)
04/15/2031 8.250% 470,000 467,542
Sotheby's/Bidfair Holdings, Inc.
(f)
06/01/2029 5.875% 145,000 138,297
StoneMor, Inc.
(f)
05/15/2029 8.500% 575,000 566,379
Synergy Infrastructure Holdings LLC
(f)
12/01/2030 7.875% 80,000 83,874
07/15/2034 7.000% 30,000 30,424
United Rentals North America, Inc.
(f)
03/15/2034 6.125% 270,000 277,191
Williams Scotsman, Inc.
(f)
06/15/2029 6.625% 150,000 153,154
04/15/2030 6.625% 105,000 108,158
Total 6,557,698
Computers 0.4%
CACI International, Inc.
(f)
06/15/2033 6.375% 260,000 263,703
Dell International LLC/EMC Corp.
04/01/2032 5.300% 1,584,000 1,610,517
10/06/2032 4.750% 5,000,000 4,940,697
02/15/2034 5.000% 1,812,000 1,788,882
02/15/2036 5.100% 3,000,000 2,956,544
02/15/2037 5.250% 2,313,000 2,277,315
Seagate Data Storage Technology Pte. Ltd.
07/15/2030 5.875% 110,000 111,566

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
10
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Seagate Data Storage Technology Pte. Ltd.
(f)
12/15/2029 8.250% 70,000 73,210
07/15/2031 8.500% 90,000 94,050
12/01/2034 5.750% 165,000 168,395
Total 14,284,879
Distribution & Wholesale 0.0%
Resideo Funding, Inc.
(f)
07/15/2032 6.500% 85,000 85,510
1 1 1 1 85,510
Diversified Financial Services 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
09/10/2029 4.625% 4,000,000 3,984,344
01/30/2032 3.300% 4,000,000 3,661,395
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(j)
01/31/2056 6.500% 170,000 171,996
Ally Financial, Inc.
(j)
01/17/2040 6.646% 375,000 371,630
Ally Financial, Inc.
(j),(k)
Series C
05/15/2028 4.700% 485,000 470,502
Series D
08/15/2031 7.100% 255,000 257,835
Ally Financial, Inc.
02/14/2033 6.700% 300,000 309,459
Avilease Capital Ltd.
(f)
06/30/2031 5.500% 1,425,000 1,432,751
Avolon Holdings Funding Ltd.
(f)
04/01/2033 4.850% 4,126,000 3,994,208
Burford Capital Global Finance LLC
(f)
07/15/2033 7.500% 205,000 173,670
Capital One Financial Corp.
(j)
01/30/2032 4.722% 4,175,000 4,116,693
GGAM Finance Ltd.
(f)
06/15/2028 8.000% 395,000 409,170
04/15/2029 6.875% 275,000 281,273
03/15/2030 5.875% 280,000 280,744
Global Aircraft Leasing Co. Ltd.
(f)
09/01/2027 8.750% 615,000 623,940
Hightower Holding LLC
(f)
04/15/2029 6.750% 85,000 84,689
01/31/2030 9.125% 200,000 208,415
Jane Street Group/JSG Finance, Inc.
(f)
04/30/2031 7.125% 70,000 72,391
11/01/2032 6.125% 260,000 259,834
05/01/2033 6.750% 400,000 411,010
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
(f)
08/15/2028 5.000% 345,000 333,186
10/15/2031 6.625% 130,000 127,998
LFS Topco LLC
(f)
07/15/2030 8.750% 275,000 276,251
Macquarie Airfinance Holdings Ltd.
(f)
03/26/2029 6.400% 205,000 210,979
03/26/2031 6.500% 180,000 188,035
Navient Corp.
03/15/2027 5.000% 260,000 258,106
03/15/2028 4.875% 115,000 112,771
03/15/2029 5.500% 100,000 95,969
10/15/2031 9.375% 85,000 84,665
06/15/2032 7.875% 165,000 154,248
Series A
08/01/2033 5.625% 65,000 53,698
OneMain Finance Corp.
05/15/2030 6.125% 160,000 159,955
11/15/2031 7.125% 75,000 76,278
03/15/2032 6.750% 90,000 90,275
09/15/2032 7.125% 80,000 81,370
03/15/2033 6.500% 95,000 93,457
09/15/2033 6.750% 120,000 118,848
SLM Corp.
(j)
05/15/2032 6.495% 175,000 175,032
SLM Corp.
01/31/2030 6.500% 185,000 187,677
Sumisho Air Lease Corp.
(j),(k)
Series B
09/15/2026 8.256% 215,000 216,203
Series C
12/15/2026 4.125% 610,000 596,226
Sumisho Air Lease Corp.
(f)
03/24/2029 4.500% 2,000,000 1,983,058
03/24/2031 4.850% 2,000,000 1,978,712
Total 29,228,946
Electric 0.9%
Abu Dhabi National Energy Co. PJSC
(f)
03/09/2037 4.750% 235,000 224,227
10/03/2049 4.000% 125,000 97,321
AEP Texas, Inc.
Series Q
04/15/2036 5.200% 2,000,000 1,970,334
AES Corp.
(j)
07/15/2055 6.950% 205,000 202,513

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
11
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
AES Corp.
07/15/2029 5.200% 402,000 404,387
Alpha Generation LLC
(f)
10/15/2032 6.750% 110,000 112,020
01/15/2034 6.250% 170,000 167,283
Amprion GmbH
(f)
08/27/2030 3.125% EUR 300,000 340,797
AusNet Services Holdings Pty. Ltd.
05/31/2033 6.134% AUD 460,000 326,180
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/
Buffalo Energy
(f)
02/15/2039 7.875% 198,268 209,392
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
(f)
02/15/2032 6.375% 525,000 526,227
Chile Electricity Lux MPC SARL
(f)
01/20/2033 6.010% 172,000 177,133
Clearway Energy Operating LLC
(f)
03/15/2028 4.750% 60,000 59,443
02/15/2031 3.750% 265,000 245,833
01/15/2032 3.750% 40,000 36,372
01/15/2034 5.750% 180,000 176,399
ContourGlobal Power Holdings SA
(f)
02/28/2030 6.750% 205,000 208,660
Duke Energy Corp.
06/15/2034 3.850% EUR 140,000 160,058
Duke Energy Florida LLC
12/01/2035 4.850% 1,717,000 1,680,061
Edison International
(j)
06/15/2053 8.125% 200,000 205,342
06/15/2054 7.875% 165,000 169,521
Edison International
03/15/2030 6.250% 95,000 97,542
03/15/2031 4.800% 175,000 170,212
Electricite de France SA
(f)
06/02/2034 6..125% GBP 250,000 342,036
Emera U.S. Finance LLC
04/01/2033 5.200% 1,285,000 1,279,741
EnBW Energie Baden-Wuerttemberg AG
(f),(j)
08/31/2081 1.375% EUR 300,000 327,177
EnBW International Finance BV
(f)
11/20/2035 3.750% EUR 115,000 131,566
02/26/2036 5.792% AUD 490,000 331,673
ENEL Finance International NV
(f)
10/14/2032 7.500% 390,000 436,966
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Energuate Trust 2 0
(f)
09/15/2035 6.350% 225,000 223,710
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia
SpA
(f)
12/30/2030 5.375% 581,508 547,926
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain
SAU
(f)
06/30/2032 8.499% 70,000 73,184
Engie SA
06/24/2036 6.100% AUD 290,000 201,200
Engie SA
(f)
09/06/2034 4.250% EUR 300,000 355,912
Eskom Holdings
(f)
08/10/2028 6.350% 225,000 228,668
08/10/2028 8.450% 50,000 52,487
Exelon Corp.
03/15/2034 5.450% 2,000,000 2,039,764
Generadora de Gatun SA
(f)
09/30/2044 6.874% 220,000 227,228
Hawaiian Electric Co., Inc.
(f)
10/01/2033 6.000% 140,000 138,703
Investment Energy Resources Ltd.
(f)
04/26/2029 6.250% 225,000 223,139
Kallpa Generacion SA
(f)
09/11/2035 5.500% 220,000 217,624
London Power Networks PLC
(f)
06/11/2037 3.837% EUR 200,000 226,926
Mong Duong Finance Holdings BV
(f)
05/07/2029 5.125% 47,617 46,989
Niagara Energy SAC
(f)
10/03/2034 5.746% 220,000 220,479
NRG Energy, Inc.
(f)
06/15/2029 5.250% 225,000 224,430
07/15/2029 5.750% 200,000 200,033
02/15/2031 3.625% 115,000 106,777
02/01/2033 6.000% 315,000 316,707
01/15/2034 5.750% 290,000 287,383
11/01/2034 6.250% 240,000 242,982
01/15/2036 6.000% 290,000 289,094
Pacific Gas & Electric Co.
05/01/2036 5.200% 35,000 34,005
05/01/2056 6.000% 35,000 33,478
PacifiCorp
(j)
09/15/2055 7.375% 245,000 247,365

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
12
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Palomino Funding Trust I
(f)
05/17/2028 7.233% 1,650,000 1,710,855
PG&E Corp.
07/01/2028 5.000% 215,000 213,722
07/01/2030 5.250% 800,000 787,910
PG&E Corp.
(j)
03/15/2055 7.375% 290,000 295,544
09/15/2056 6.850% 285,000 284,071
Puget Energy, Inc.
03/15/2035 5.725% 4,000,000 4,026,298
RWE Finance U.S. LLC
(f)
09/18/2035 5.125% 870,000 848,960
Saavi Energia SARL
(f)
02/10/2035 8.875% 285,000 311,720
Scottish Hydro Electric Transmission PLC
(f)
09/04/2032 3.375% EUR 115,000 130,497
Sierra Pacific Power Co.
(j)
09/15/2056 6.375% 345,000 344,326
Southern Co.
(j)
09/15/2081 1.875% EUR 120,000 134,596
Southwestern Electric Power Co.
04/01/2036 5.200% 2,000,000 1,972,028
Talen Energy Supply LLC
(f)
02/01/2034 6.250% 260,000 258,384
02/01/2036 6.500% 260,000 262,034
Termocandelaria Power SA
(f)
09/17/2031 7.750% 250,000 257,475
Tierra Mojada Luxembourg II SARL
(f)
12/01/2040 5.750% 196,237 189,691
TransAlta Corp.
02/01/2034 5.875% 270,000 267,349
03/15/2040 6.500% 175,000 172,553
Vistra Operations Co. LLC
(f)
10/15/2031 7.750% 235,000 246,198
04/15/2032 6.875% 165,000 170,925
04/30/2033 5.250% 2,000,000 1,986,094
04/30/2036 5.550% 2,000,000 1,989,491
XPLR Infrastructure Operating Partners LP
(f)
01/15/2029 7.250% 110,000 113,860
01/15/2031 8.375% 160,000 170,632
03/15/2033 8.625% 285,000 305,677
04/15/2034 7.750% 415,000 436,797
Total 35,710,296
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.
(f)
04/15/2031 5.250% 175,000 173,746
03/15/2033 6.375% 85,000 87,213
04/15/2034 5.500% 260,000 257,252
Total 518,211
Electronics 0.0%
Amphenol Technologies Holding GmbH
03/30/2031 3.625% EUR 115,000 133,098
Coherent Corp.
(f)
12/15/2029 5.000% 190,000 186,998
Sensata Technologies, Inc.
(f)
02/15/2031 3.750% 75,000 70,148
07/15/2032 6.625% 155,000 159,424
Total 549,668
Engineering & Construction 0.1%
AECOM
(f)
08/01/2033 6.000% 330,000 330,383
Aeropuerto Internacional de Tocumen SA
(f)
08/11/2061 5.125% 220,000 186,400
Aeropuertos Dominicanos Siglo XXI SA
(f)
06/30/2034 7.000% 220,000 229,512
Artera Services LLC
(f)
02/15/2031 8.500% 1,120,000 1,008,062
Brand Industrial Services, Inc.
(f)
08/01/2030 10.375% 410,000 334,122
CIMIC Finance Ltd.
(f)
04/22/2036 6.000% 515,000 508,110
Global Infrastructure Solutions, Inc.
(e),(f)
07/15/2034 6.375% 230,000 231,605
Granite Construction, Inc.
(f)
06/15/2034 6.375% 115,000 117,137
Heathrow Funding Ltd.
(f)
03/05/2032 6.000% GBP 425,000 570,460
IHS Holding Ltd.
(f)
11/29/2026 5.625% 235,000 234,254
05/29/2030 7.875% 235,000 241,881
Kingston Airport Revenue Finance Ltd.
(f)
12/15/2036 6.750% 244,747 246,191
Montego Bay Airport Revenue Finance Ltd.
(f)
06/15/2035 6.600% 245,000 240,884
Railworks Holdings LP/Railworks Rally, Inc.
(f)
11/15/2028 8.250% 365,000 365,491

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
13
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
TAV Havalimanlari Holding AS
(f)
12/07/2028 8.500% 75,000 77,173
Total 4,921,665
Entertainment 0.0%
GENM Capital Labuan Ltd.
(f)
04/19/2031 3.882% 220,000 198,142
Light & Wonder International, Inc.
(f)
10/01/2033 6.250% 185,000 183,808
Total 381,950
Environmental Control 0.0%
Ambipar Lux SARL
(f),(l)
02/06/2031 0.000% 720,000 172,426
GFL Environmental Holdings U.S., Inc.
(f)
07/01/2031 5.625% 260,000 260,006
02/01/2034 5.500% 90,000 88,018
GFL Environmental, Inc.
(f)
09/01/2028 3.500% 135,000 131,545
01/15/2031 6.750% 35,000 36,028
Reworld Holding Corp.
(f)
12/01/2029 4.875% 90,000 85,870
Wrangler Holdco Corp.
(f)
04/01/2032 6.625% 250,000 256,292
Total 1,030,185
Food 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(f)
03/31/2032 5.625% 175,000 169,118
03/15/2033 6.250% 5,000 4,957
03/31/2034 5.750% 125,000 119,008
Arla Foods amba
(f)
05/22/2033 3.875% EUR 100,000 115,699
B&G Foods, Inc.
09/15/2027 5.250% 5,000 5,000
Barry Callebaut Services NV
(f)
08/19/2031 4.250% EUR 100,000 116,971
C&S Group Enterprises LLC
(f)
12/15/2028 5.000% 195,000 184,895
Cencosud SA
(f)
04/15/2036 5.750% 100,000 100,042
KeHE Distributors LLC/KeHE Finance Corp./NextWave
Distribution, Inc.
(f)
02/15/2029 9.000% 330,000 345,415
04/30/2033 7.125% 65,000 66,180
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Lamb Weston Holdings, Inc.
(f)
01/31/2030 4.125% 385,000 368,686
01/31/2032 4.375% 70,000 65,823
MARB BondCo PLC
(f)
01/29/2031 3.950% 235,000 206,892
Mars, Inc.
(f)
03/01/2032 5.000% 3,000,000 3,020,200
Minerva Luxembourg SA
(f)
09/13/2033 8.875% 310,000 321,729
NBM U.S. Holdings, Inc.
(f)
08/06/2029 6.625% 200,000 199,817
Performance Food Group, Inc.
(f)
09/15/2032 6.125% 90,000 91,142
03/01/2034 5.625% 210,000 206,247
Post Holdings, Inc.
(f)
02/15/2032 6.250% 165,000 167,498
03/01/2033 6.375% 140,000 138,967
10/15/2034 6.250% 70,000 68,764
03/15/2036 6.500% 90,000 88,952
REWE International Finance BV
(f)
09/13/2030 4.875% EUR 200,000 240,664
U.S. Foods, Inc.
(f)
09/15/2028 6.875% 90,000 91,971
02/15/2029 4.750% 220,000 217,368
04/15/2033 5.750% 125,000 125,231
Viking Baked Goods Acquisition Corp.
(e),(f)
Series JUL
11/01/2031 8.625% 170,000 171,511
Total 7,018,747
Food Service 0.0%
TKC Holdings, Inc.
(f)
08/15/2030 8.500% 250,000 257,139
02/15/2031 12.000% 82,000 86,403
Total 343,542
Forest Products & Paper 0.0%
Ahlstrom Holding 3 OYJ
(f)
02/04/2028 4.875% 140,000 138,709
LD Celulose International GmbH
(f)
01/26/2032 7.950% 280,000 293,182
Mondi Finance PLC
(f)
05/23/2031 3.375% EUR 205,000 231,203
Suzano Austria GmbH
01/15/2030 5.000% 375,000 369,822

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
14
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Suzano Netherlands BV
01/15/2036 5.500% 155,000 150,861
Total 1,183,777
Gas 0.2%
Cadent Finance PLC
(e),(f)
07/07/2036 4.000% EUR 220,000 249,243
Fluxys SA
(f)
11/28/2030 4.000% EUR 400,000 463,678
NiSource, Inc.
04/01/2034 5.350% 3,000,000 3,057,450
Southern Co. Gas Capital Corp.
Series B
09/15/2035 5.100% 3,600,000 3,569,299
Vier Gas Transport GmbH
(f)
09/08/2033 3.625% EUR 200,000 227,456
Total 7,567,126
Healthcare Products 0.0%
Dentsply Sirona, Inc.
(j)
09/12/2055 8.375% 25,000 24,978
Medline Borrower LP/Medline Co-Issuer, Inc.
(f)
04/01/2029 6.250% 390,000 398,413
Total 423,391
Healthcare Services 0.5%
Acadia Healthcare Co., Inc.
(f)
03/15/2033 7.375% 165,000 169,963
Centene Corp.
12/15/2029 4.625% 3,615,000 3,521,145
02/15/2030 3.375% 200,000 186,560
10/15/2030 3.000% 4,000,000 3,616,829
Charlotte Buyer, Inc.
(f)
06/30/2031 8.000% 60,000 60,748
CHS/Community Health Systems, Inc.
(f)
04/01/2030 6.125% 339,000 304,152
05/15/2030 5.250% 755,000 712,370
01/15/2034 9.750% 185,000 193,146
DaVita, Inc.
(f)
06/01/2030 4.625% 420,000 406,905
09/01/2032 6.875% 245,000 252,613
07/15/2033 6.750% 235,000 242,355
HCA, Inc.
11/15/2035 4.900% 5,197,000 5,029,086
Humana, Inc.
(j)
09/15/2056 6.625% 610,000 607,496
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
IQVIA, Inc.
(f)
05/15/2030 6.500% 125,000 127,550
06/01/2032 6.250% 355,000 361,610
LifePoint Health, Inc.
(f)
06/01/2032 10.000% 170,000 169,359
Molina Healthcare, Inc.
(f)
02/15/2031 6.500% 260,000 264,433
01/15/2033 6.250% 570,000 571,292
National Mentor Holdings, Inc.
(f)
12/15/2030 10.500% 225,000 237,175
Pediatrix Medical Group, Inc.
(f)
02/15/2030 5.375% 175,000 173,043
Surgery Center Holdings, Inc.
(f)
04/15/2032 7.250% 170,000 172,167
TEAM Services Holding, Inc.
(f)
02/15/2033 9.000% 455,000 460,431
Tenet Healthcare Corp.
06/15/2028 4.625% 230,000 228,008
10/01/2028 6.125% 215,000 215,761
01/15/2030 4.375% 195,000 188,955
06/15/2030 6.125% 230,000 231,686
05/15/2031 6.750% 55,000 56,344
Tenet Healthcare Corp.
(f)
11/15/2032 5.500% 245,000 243,612
11/15/2033 6.000% 145,000 146,264
U.S. Acute Care Solutions LLC
(f)
05/15/2029 9.750% 473,000 444,500
Total 19,595,558
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
(f)
08/01/2029 4.625% 90,000 86,665
08/01/2033 6.875% 95,000 94,235
Beazer Homes USA, Inc.
(f)
03/15/2031 7.500% 135,000 134,441
01/15/2032 8.000% 40,000 40,118
Berkeley Group PLC
(f)
08/11/2031 2.500% GBP 440,000 500,218
Century Communities, Inc.
(f)
09/15/2033 6.625% 195,000 196,780
Dream Finders Homes, Inc.
(f)
09/15/2030 6.875% 205,000 203,202
Forestar Group, Inc.
(f)
03/15/2033 6.500% 255,000 259,074

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
15
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
LGI Homes, Inc.
(f)
11/15/2032 7.000% 640,000 636,264
Risewell Homes, Inc.
(f)
11/01/2030 8.500% 185,000 188,792
Total 2,339,789
Home Furnishings 0.0%
Whirlpool Corp.
(f)
07/01/2031 7.500% 85,000 86,072
07/01/2034 7.875% 170,000 170,678
Whirlpool Corp.
06/15/2033 6.500% 795,000 689,231
Total 945,981
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.
(f)
11/06/2030 7.500% 400,000 379,274
Admiral Group PLC
(f)
01/06/2034 8.500% GBP 155,000 234,282
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(f)
04/15/2028 6.750% 300,000 302,348
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/
APH3 Somerset Investor 2 LLC
(f)
11/01/2029 7.875% 290,000 293,747
Argentum Netherlands BV for Swiss Re Ltd.
(f),(j)
08/15/2052 5.625% 325,000 326,271
Asurion LLC/Asurion Co-Issuer, Inc.
(f)
12/31/2032 8.000% 565,000 571,540
02/01/2034 8.375% 1,480,000 1,371,613
Athene Global Funding
(f)
06/01/2029 5.133% 2,981,000 2,986,055
07/11/2031 5.526% 2,865,000 2,888,386
Corebridge Financial, Inc.
04/05/2032 3.900% 6,000,000 5,629,852
Equitable Financial Life Global Funding
(f)
03/27/2030 5.000% 2,000,000 2,005,822
Five Corners Funding Trust II
(f)
05/15/2030 2.850% 3,000,000 2,790,514
Grand River Funding Trust I
(f)
02/15/2036 6.311% 2,000,000 2,006,562
Jackson Financial, Inc.
06/08/2032 5.670% 1,000,000 1,007,849
Liberty Mutual Group, Inc.
(f)
05/01/2036 5.250% 2,000,000 1,974,478
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Lincoln National Corp.
11/15/2035 5.350% 4,000,000 3,908,042
Sammons Financial Group, Inc.
(f)
06/15/2036 5.950% 1,454,000 1,456,402
Zurich Finance Ireland DAC
(f),(j)
05/02/2052 3.500% 265,000 239,013
Total 30,372,050
Internet 0.3%
Amazon.com, Inc.
03/16/2035 3.700% EUR 235,000 270,362
AP Core Holdings II LLC
(f)
05/15/2031 11.000% 245,000 256,388
Cogent Communications Group LLC/Cogent Finance, Inc.
(f)
06/15/2027 7.000% 605,000 600,216
06/15/2027 7.000% 225,000 223,487
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
(f)
03/01/2029 3.500% 90,000 84,710
GrubHub Holdings, Inc.
(f),(i)
07/31/2030 13.000% 128,000 105,106
Meta Platforms, Inc.
11/15/2032 4.600% 5,710,000 5,615,051
Prosus NV
(f)
01/19/2032 4.193% 400,000 380,343
Snap, Inc.
(f)
03/01/2033 6.875% 160,000 155,871
03/15/2034 6.875% 95,000 91,980
Wayfair LLC
(f)
10/31/2029 7.250% 435,000 449,058
09/15/2030 7.750% 535,000 562,520
11/15/2032 6.750% 350,000 359,442
05/31/2034 7.125% 95,000 97,693
Total 9,252,227
Investment Companies 0.9%
Abu Dhabi Developmental Holding Co. PJSC
(f)
05/08/2034 5.500% 235,000 239,317
10/02/2054 5.250% 235,000 216,365
ARES Strategic Income Fund
03/15/2028 5.700% 7,310,000 7,299,773
Blackstone Private Credit Fund
03/15/2027 3.250% 5,600,000 5,520,245
07/16/2029 5.950% 4,732,000 4,732,283
FS KKR Capital Corp.
08/01/2031 7.500% 345,000 343,520

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
16
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
HA Sustainable Infrastructure Capital, Inc.
(j)
06/01/2056 8.000% 250,000 264,327
11/15/2056 7.125% 175,000 177,451
HA Sustainable Infrastructure Capital, Inc.
03/15/2036 6.000% 280,000 276,368
HA Sustainable Infrastructure Capital, Inc.
(f)
07/15/2033 5.950% 17,000 17,071
HPS Corporate Lending Fund
01/14/2028 5.450% 1,520,000 1,514,733
09/11/2028 4.900% 2,670,000 2,616,953
09/30/2029 6.250% 1,638,000 1,647,535
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
05/15/2027 5.250% 780,000 771,173
02/01/2029 4.375% 270,000 230,518
06/15/2030 9.000% 55,000 51,298
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
(f)
11/15/2029 10.000% 130,000 128,261
MDGH GMTN RSC Ltd.
(f)
05/22/2053 5.084% 235,000 211,339
Total 26,258,530
Iron & Steel 0.2%
Carpenter Technology Corp.
(f)
03/01/2034 5.625% 235,000 234,987
Cleveland-Cliffs, Inc.
(f)
03/15/2032 7.000% 65,000 64,677
05/01/2033 7.375% 90,000 89,880
01/15/2034 7.625% 115,000 114,854
Commercial Metals Co.
02/15/2031 3.875% 100,000 93,671
Commercial Metals Co.
(f)
11/15/2033 5.750% 230,000 228,514
12/15/2035 6.000% 235,000 234,283
CSN Inova Ventures
(f)
01/28/2028 6.750% 400,000 332,307
Mineral Resources Ltd.
(f)
10/01/2028 9.250% 95,000 98,194
05/01/2030 8.500% 210,000 216,645
04/01/2031 7.000% 95,000 98,399
05/01/2032 6.000% 80,000 79,230
05/01/2034 6.250% 85,000 83,797
POSCO
(f)
01/17/2033 5.875% 220,000 230,207
Samarco Mineracao SA
(f),(i)
06/30/2031 9.500% 855,000 860,237
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Usiminas International SARL
(f)
01/27/2032 7.500% 280,000 289,647
Vale Overseas Ltd.
06/28/2054 6.400% 425,000 432,492
Total 3,782,021
Leisure Time 0.1%
A&K Travel Group Holdings Ltd.
(f)
05/15/2033 7.500% 170,000 171,677
Carnival Corp. Ltd.
(f)
06/15/2031 5.875% 300,000 305,285
08/01/2032 5.750% 95,000 95,963
02/15/2033 6.125% 165,000 167,050
MajorDrive Holdings IV LLC
(f)
06/01/2029 6.375% 415,000 347,084
NCL Corp. Ltd.
(f)
02/01/2032 6.750% 195,000 194,506
09/15/2033 6.250% 195,000 189,315
Viking Cruises Ltd.
(f)
07/15/2031 9.125% 55,000 57,648
10/15/2033 5.875% 420,000 420,239
Total 1,948,767
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
(f)
09/15/2031 5.500% 295,000 295,611
02/15/2032 3.625% 390,000 357,142
04/01/2032 6.125% 110,000 111,517
03/15/2033 5.875% 90,000 90,831
09/15/2033 5.750% 160,000 160,589
03/31/2034 5.500% 145,000 143,513
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(f)
01/15/2032 6.625% 170,000 172,546
IHG Finance LLC
(f)
09/10/2030 3.375% EUR 145,000 164,748
Total 1,496,497
Machinery - Construction, & Mining 0.0%
BWX Technologies, Inc.
(f)
06/30/2028 4.125% 275,000 269,776
1 1 1 1 269,776
Machinery - Diversified 0.0%
Columbus McKinnon Corp.
(f)
02/01/2033 7.125% 175,000 175,180
KION Group AG
(f)
03/24/2031 4.125% EUR 113,000 130,111

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
17
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
TK Elevator U.S. Newco, Inc.
(f)
07/15/2027 5.250% 80,000 80,000
Total 385,291
Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
(f)
02/01/2031 4.250% 330,000 297,279
02/01/2032 4.750% 135,000 120,655
02/01/2033 7.000% 90,000 88,188
06/01/2033 4.500% 205,000 177,730
01/15/2034 4.250% 230,000 194,433
02/01/2036 7.375% 75,000 73,590
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 325,000 287,067
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/01/2034 6.550% 8,000,000 8,162,835
10/23/2035 6.384% 10,000,000 9,985,166
10/23/2055 6.834% 9,000,000 8,417,897
CSC Holdings LLC
(f)
12/01/2030 4.125% 415,000 246,306
12/01/2030 4.625% 250,000 57,397
02/15/2031 3.375% 660,000 391,184
11/15/2031 4.500% 330,000 194,845
EW Scripps Co.
(f)
08/15/2030 9.875% 185,000 161,877
Nexstar Media, Inc.
(f)
09/15/2033 6.500% 175,000 175,064
Pearson Funding PLC
(f)
04/28/2036 6.375% GBP 125,000 169,040
Space Exploration Technologies Corp.
(f)
07/15/2031 5.350% 4,467,000 4,462,111
07/15/2033 5.650% 6,248,000 6,212,622
Telecomunicaciones Digitales SA
(f)
01/30/2030 4.500% 285,000 271,641
Univision Communications, Inc.
(f)
07/31/2031 8.500% 285,000 286,345
08/01/2032 9.375% 470,000 477,768
04/15/2033 8.875% 165,000 162,512
Virgin Media Finance PLC
(f)
07/15/2030 5.000% 65,000 49,117
Virgin Media Secured Finance PLC
(f)
08/15/2030 4.500% 325,000 277,029
Total 41,399,698
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Metal Fabricate & Hardware 0.0%
Vallourec SACA
(f)
04/15/2032 7.500% 415,000 434,233
1 1 1 1 434,233
Mining 0.1%
Alcoa Nederland Holding BV
(f)
03/15/2031 7.125% 580,000 601,959
Alumina Pty. Ltd.
(f)
09/15/2032 6.375% 310,000 315,520
Antofagasta PLC
(f)
10/14/2030 2.375% 225,000 202,744
Aris Mining Corp.
(f)
10/31/2029 8.000% 250,000 259,121
Capstone Copper Corp.
(f)
03/31/2033 6.750% 185,000 187,237
Cia de Minas Buenaventura SAA
(f)
02/04/2032 6.800% 220,000 226,567
Corp. Nacional del Cobre de Chile
(f)
01/14/2030 3.150% 100,000 93,822
01/08/2034 5.950% 225,000 231,356
01/30/2037 5.529% 225,000 221,442
01/30/2050 3.700% 160,000 111,292
09/08/2053 6.300% 225,000 229,767
Endeavour Mining PLC
(f)
05/28/2030 7.000% 220,000 224,171
First Quantum Minerals Ltd.
(f)
06/01/2031 8.625% 65,000 67,657
03/01/2033 8.000% 140,000 146,404
02/15/2034 7.250% 310,000 317,500
02/15/2036 6.375% 170,000 166,674
Fresnillo PLC
(f)
10/02/2050 4.250% 285,000 220,045
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT
(f)
05/15/2030 5.450% 200,000 201,272
Ivanhoe Mines Ltd.
(f)
01/23/2030 7.875% 150,000 151,562
Kaiser Aluminum Corp.
(f)
03/01/2034 5.875% 175,000 173,084
Navoi Mining & Metallurgical Co.
(f)
10/17/2031 6.950% 220,000 232,205
Navoiyuran State Enterprise
(f)
07/02/2030 6.700% 220,000 224,576
Nexa Resources SA
(f)
04/09/2034 6.750% 220,000 231,988

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
18
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Novelis Corp.
(f)
01/30/2030 6.875% 285,000 291,964
08/15/2031 3.875% 80,000 72,821
08/15/2033 6.375% 95,000 95,703
Sibanye-Stillwater U.K. Financing PLC
(f)
11/15/2031 6.250% 200,000 198,067
Volcan Cia Minera SAA
(f)
10/28/2032 8.500% 420,000 433,992
Total 6,130,512
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.
(f)
03/15/2033 6.375% 85,000 85,945
Axon Enterprise, Inc.
(f)
03/15/2030 6.125% 175,000 178,524
03/15/2033 6.250% 210,000 215,341
Enpro, Inc.
(f)
06/01/2033 6.125% 55,000 55,870
Total 535,680
Oil & Gas 1.6%
Adnoc Murban Rsc Ltd.
(f)
09/11/2054 5.125% 235,000 211,189
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
(f)
07/15/2033 6.625% 100,000 100,953
Azule Energy Finance PLC
(f)
01/22/2031 8.250% 85,000 85,016
Bapco Energies BSC Closed
(f)
10/25/2027 7.500% 155,000 155,820
Breakwater Energy Holdings SARL
(f)
11/15/2030 9.250% 165,000 174,119
California Resources Corp.
(f)
01/15/2034 7.000% 195,000 192,489
01/15/2035 7.250% 85,000 84,281
Calumet Specialty Products Partners LP/Calumet Finance
Corp.
(f)
07/15/2028 9.750% 395,000 404,867
02/15/2031 9.750% 160,000 169,129
Cenovus Energy, Inc.
03/20/2036 5.400% 3,462,000 3,428,479
CITGO Petroleum Corp.
(f)
01/15/2029 8.375% 80,000 82,266
CNX Resources Corp.
(f)
01/15/2031 7.375% 160,000 163,756
03/01/2032 7.250% 195,000 200,747
03/01/2034 5.875% 195,000 189,588
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Comstock Resources, Inc.
(f)
03/01/2029 6.750% 205,000 201,732
01/15/2030 5.875% 275,000 259,293
Cosan Overseas Ltd.
(f),(k)
08/05/2026 8.250% 300,000 296,775
CVR Energy, Inc.
(f)
02/15/2031 7.500% 175,000 174,165
02/15/2034 7.875% 90,000 89,040
DBR Land Holdings LLC
(f)
12/01/2030 6.250% 85,000 86,337
Ecopetrol SA
11/02/2031 4.625% 95,000 87,208
01/13/2033 8.875% 390,000 427,130
01/19/2036 8.375% 90,000 97,350
Empresa Nacional del Petroleo
(f)
07/30/2034 5.950% 225,000 229,480
Energean Israel Finance Ltd.
(f)
03/30/2028 5.375% 145,000 143,298
03/30/2031 5.875% 110,000 105,516
Geopark Ltd.
(f)
01/31/2030 8.750% 250,000 248,963
Gran Tierra Energy, Inc.
(f)
04/15/2031 9.750% 330,000 289,333
KazMunayGas National Co. JSC
(f)
04/24/2030 5.375% 65,000 65,623
Kosmos Energy Ltd.
(f)
05/01/2027 7.750% 255,000 253,635
03/01/2028 7.500% 370,000 351,496
10/01/2031 8.750% 510,000 417,467
Leviathan Bond Ltd.
(f)
06/30/2027 6.500% 175,000 175,701
MC Brazil Downstream Trading SARL
(f)
06/30/2031 7.250% 206,280 193,884
Medco Maple Tree Pte. Ltd.
(f)
04/27/2029 8.960% 330,000 340,307
Moss Creek Resources Holdings, Inc.
(f)
09/01/2031 8.250% 275,000 272,458
Occidental Petroleum Corp.
05/01/2031 7.500% 3,000,000 3,320,872
03/15/2040 6.200% 1,820,000 1,885,333
ORLEN SA
(f)
01/30/2035 6.000% 220,000 227,473
Par Petroleum LLC
(f)
06/01/2034 7.375% 200,000 202,543

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
19
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
PBF Holding Co. LLC/PBF Finance Corp.
(f)
03/15/2030 9.875% 235,000 251,347
09/15/2030 7.875% 415,000 422,748
06/01/2034 7.250% 257,000 254,468
Pertamina Persero PT
(f)
01/21/2050 4.175% 125,000 95,271
Petroleos de Venezuela SA
(f),(l)
04/12/2027 0.000% 745,000 272,542
05/17/2035 0.000% 360,000 159,730
Petroleos Mexicanos
01/28/2031 5.950% 8,854,000 8,756,026
02/16/2032 6.700% 200,000 201,827
06/15/2035 6.625% 5,650,000 5,479,759
09/21/2047 6.750% 5,375,000 4,595,468
01/23/2050 7.690% 6,000,000 5,595,225
Petronas Capital Ltd.
(f)
04/28/2061 3.404% 115,000 77,050
PRIO Luxembourg Holding SARL
(f)
10/15/2030 6.750% 280,000 274,468
PTT Treasury Center Co. Ltd.
(f)
07/16/2070 3.700% 55,000 37,747
QatarEnergy
(f)
07/12/2031 2.250% 220,000 195,337
07/12/2041 3.125% 125,000 94,362
07/12/2051 3.300% 385,000 262,197
Saudi Arabian Oil Co.
(f)
11/24/2030 2.250% 700,000 624,606
04/16/2039 4.250% 500,000 441,022
11/24/2050 3.250% 200,000 130,161
06/02/2055 6.375% 355,000 359,668
07/17/2064 5.875% 200,000 187,273
Sunoco LP
(f),(j),(k)
09/18/2030 7.875% 345,000 358,732
Sunoco LP
(f)
05/01/2029 7.000% 85,000 87,482
07/15/2031 5.375% 290,000 286,098
05/01/2032 7.250% 90,000 93,311
07/01/2033 6.250% 215,000 216,781
07/15/2034 5.625% 1,275,000 1,244,720
Sunoco LP/Sunoco Finance Corp.
03/15/2028 5.875% 185,000 184,870
05/15/2029 4.500% 190,000 185,727
Tecpetrol SA
(f)
11/03/2030 7.625% 155,000 159,861
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Tengizchevroil Finance Co. International Ltd.
(f)
08/15/2030 3.250% 105,000 97,555
Transocean Aquila Ltd.
(f)
09/30/2028 8.000% 33,846 34,556
Transocean International Ltd.
(f)
05/15/2029 8.250% 125,000 129,078
05/15/2031 8.500% 160,000 166,049
10/15/2032 7.875% 45,000 46,830
Tullow Holdco 2 Ltd.
(f)
11/15/2028 15.000% 619,306 616,402
YPF SA
(f)
01/17/2034 8.250% 70,000 73,234
Total 48,834,699
Oil & Gas Services 0.0%
Archrock Services LP/Archrock Partners Finance Corp.
(f)
02/01/2034 6.000% 355,000 352,669
Guara Norte SARL
(f)
06/15/2034 5.198% 144,336 139,669
Kodiak Gas Services LLC
(f)
10/01/2033 6.500% 115,000 116,413
10/01/2035 6.750% 135,000 138,479
Oceaneering International, Inc.
(e),(f)
07/15/2034 6.875% 180,000 182,921
Star Holding LLC
(f)
08/01/2031 8.750% 95,000 95,330
TGS ASA
(f)
01/15/2030 8.500% 80,000 83,960
USA Compression Partners LP/USA Compression Finance
Corp.
(f)
10/01/2033 6.250% 170,000 168,664
Viridien
(f)
10/15/2030 10.000% 135,000 143,250
WBI Operating LLC
(f)
10/15/2033 6.500% 85,000 85,523
Yinson Boronia Production BV
(f)
07/31/2042 8.947% 315,725 348,046
Total 1,854,924
Packaging & Containers 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(f)
09/01/2029 4.000% 235,000 223,408
01/30/2031 6.250% 130,000 131,380
Clydesdale Acquisition Holdings, Inc.
(f)
04/15/2030 8.750% 195,000 192,377

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
20
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
04/15/2032 6.750% 230,000 223,264
Crown Americas LLC
06/01/2033 5.875% 250,000 251,607
Graphic Packaging International LLC
(f)
02/01/2030 3.750% 100,000 93,954
07/15/2032 6.375% 140,000 141,186
SIG Combibloc PurchaseCo SARL
(f)
03/19/2030 3.750% EUR 145,000 166,436
Total 1,423,612
Pharmaceuticals 0.3%
1261229 BC Ltd.
(f)
04/15/2032 10.000% 870,000 880,646
Accendra Health, Inc.
(f)
06/15/2032 9.000% 110,000 102,275
06/15/2033 9.750% 573,000 389,640
Bayer U.S. Finance LLC
(f)
11/21/2030 6.375% 470,000 494,591
CVS Health Corp.
(j)
12/10/2054 6.750% 290,000 301,984
03/10/2055 7.000% 410,000 425,366
CVS Health Corp.
06/01/2033 5.300% 5,000,000 5,068,862
09/15/2035 5.450% 1,667,000 1,688,692
Teva Pharmaceutical Finance Netherlands III BV
10/01/2026 3.150% 120,000 119,388
09/15/2029 7.875% 220,000 236,094
12/01/2032 6.000% 155,000 160,884
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030 5.750% 85,000 86,980
Total 9,955,402
Pipelines 1.2%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(f)
10/15/2033 5.750% 100,000 99,048
07/01/2034 5.750% 355,000 350,513
Cheniere Energy Partners LP
(f)
11/30/2036 5.350% 1,217,000 1,210,805
Cheniere Energy, Inc.
(f)
07/30/2036 5.200% 415,000 408,253
07/30/2056 6.000% 150,000 149,914
CNX Midstream Partners LP
(f)
04/15/2030 4.750% 210,000 200,035
Columbia Pipelines Holding Co. LLC
(f)
11/17/2032 4.999% 3,460,000 3,419,182
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
01/15/2034 5.681% 4,000,000 4,085,324
CQP Holdco LP/BIP-V Chinook Holdco LLC
(f)
12/15/2033 7.500% 260,000 272,354
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(f)
06/30/2033 7.375% 25,000 25,500
EIG Pearl Holdings SARL
(f)
08/31/2036 3.545% 373,418 338,328
Energy Transfer LP
(j),(k)
Series B
02/15/2028 6.625% 270,000 271,843
Series G
05/15/2030 7.125% 85,000 87,815
Energy Transfer LP
(j)
02/15/2056 6.500% 110,000 110,934
Energy Transfer LP
12/01/2033 6.550% 3,000,000 3,245,704
Esentia Energy Development SAB de CV
(f)
07/30/2033 6.125% 200,000 199,279
07/30/2038 6.500% 200,000 196,542
Galaxy Pipeline Assets Bidco Ltd.
(f)
03/31/2034 2.160% 65,987 58,801
03/31/2036 2.625% 355,000 309,656
Genesis Energy LP/Genesis Energy Finance Corp.
05/15/2033 8.000% 265,000 275,791
03/15/2034 6.750% 90,000 89,317
Global Partners LP/GLP Finance Corp.
01/15/2029 6.875% 145,000 146,389
Global Partners LP/GLP Finance Corp.
(f)
01/15/2032 8.250% 80,000 83,785
07/01/2033 7.125% 80,000 80,913
Golar LNG Ltd.
(f)
09/19/2029 7.750% 200,000 203,039
10/02/2030 7.500% 335,000 339,441
Green Palm Bidco SARL
(f)
06/30/2041 5.957% 200,000 202,298
06/30/2046 6.462% 200,000 202,803
Greensaif Pipelines Bidco SARL
(f)
02/23/2038 6.129% 290,000 299,780
02/23/2042 6.510% 290,000 305,694
Harvest Midstream I LP
(f)
05/15/2032 7.500% 95,000 98,379
05/15/2034 6.750% 210,000 212,842
Hess Midstream Operations LP
(f)
03/01/2028 5.875% 145,000 146,031
06/15/2028 5.125% 275,000 274,213

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
21
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
06/01/2029 6.500% 75,000 76,457
02/15/2030 4.250% 75,000 72,356
10/15/2030 5.500% 75,000 74,770
Howard Midstream Energy Partners LLC
(f)
07/15/2032 7.375% 80,000 82,805
01/15/2034 6.625% 95,000 95,799
Kinetik Holdings LP
(f)
12/15/2028 6.625% 295,000 299,897
06/15/2030 5.875% 150,000 150,719
Plains All American Pipeline LP
(a),(k)
Series B
3 mo. USD Term SOFR +
4.372%
07/30/2026 8.023% 460,000 459,247
Plains All American Pipeline LP/PAA Finance Corp.
01/15/2036 5.600% 2,544,000 2,552,984
Prairie Acquiror LP
(f)
08/01/2029 9.000% 55,000 57,155
Rio Grande LNG LLC
(e),(f)
06/30/2031 5.250% 516,000 516,035
01/30/2034 5.500% 656,000 652,714
06/30/2036 5.750% 1,493,000 1,487,894
Rockies Express Pipeline LLC
(f)
07/15/2029 4.950% 135,000 133,353
03/15/2033 6.750% 215,000 220,894
04/15/2040 6.875% 80,000 81,843
South Bow Canadian Infrastructure Holdings Ltd.
(j)
03/01/2055 7.500% 195,000 208,171
03/01/2055 7.625% 30,000 31,355
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
(f)
01/15/2028 5.500% 240,000 239,434
12/31/2030 6.000% 675,000 675,393
09/01/2031 6.000% 370,000 365,997
03/15/2034 6.750% 100,000 100,889
Targa Resources Corp.
02/15/2035 5.500% 5,000,000 5,051,816
TMS Issuer SARL
(f)
08/23/2032 5.780% 160,000 163,788
Venture Global Plaquemines LNG LLC
(f)
12/15/2030 6.125% 200,000 204,582
05/01/2033 7.500% 165,000 181,087
01/15/2034 6.500% 315,000 328,144
05/01/2035 7.750% 170,000 190,576
01/15/2036 6.750% 430,000 455,797
Western Midstream Operating LP
11/15/2034 5.450% 5,000,000 4,974,246
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
07/01/2036 5.700% 2,087,000 2,090,911
Williams Cos., Inc.
03/15/2033 5.650% 4,000,000 4,118,292
Total 44,395,945
Real Estate 0.2%
Akelius Residential Property AB
(f)
03/25/2031 3.950% EUR 205,000 234,357
Aldar Properties PJSC
(f),(j)
04/14/2056 5.875% 280,000 264,954
Alpha Star Holding IX Ltd.
(f)
08/26/2028 7.000% 235,000 233,213
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
(f)
04/15/2030 7.000% 35,000 35,210
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
(f)
01/15/2029 5.750% 100,000 98,920
04/15/2030 5.250% 45,000 43,401
04/15/2030 9.750% 195,000 209,531
Aroundtown SA
(f)
04/10/2031 3.625% GBP 195,000 236,278
Blackstone Property Partners Europe Holdings SARL
(f)
04/20/2030 1.625% EUR 315,000 334,591
CBRE Europe Logistics Partners SCA SICAV-SIF
(f)
09/22/2032 3.500% EUR 175,000 195,366
CBRE Open-Ended Funds SCA SICAV-SIF
(f)
03/27/2034 4.750% EUR 170,000 202,225
CBRE Services, Inc.
01/15/2033 4.900% 3,000,000 2,955,781
Citycon Treasury BV
(f)
03/11/2030 5.000% EUR 150,000 166,076
Corp. Inmobiliaria Vesta SAB de CV
(f)
01/30/2033 5.500% 285,000 278,118
CPI Property Group SA
(f)
01/27/2032 6.000% EUR 290,000 324,753
Dar Al-Arkan Sukuk Co. Ltd.
(f)
07/02/2030 7.250% 290,000 288,731
Heimstaden Bostad AB
(f)
11/05/2029 3.875% EUR 285,000 327,920
Howard Hughes Corp.
(f)
02/01/2029 4.125% 90,000 86,956
02/01/2031 4.375% 75,000 70,928
InRetail Shopping Malls
(f)
10/16/2032 5.650% 100,000 98,704
Kennedy-Wilson, Inc.
(f)
06/01/2031 7.000% 400,000 409,348

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
22
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
06/01/2033 7.250% 625,000 637,685
Logicor Financing SARL
(f)
07/14/2032 3.750% EUR 435,000 489,744
P3 Group SARL
(f)
04/02/2033 3.750% EUR 300,000 336,129
Prologis International Funding II SA
(f)
07/01/2036 4.375% EUR 165,000 194,498
Samhallsbyggnadsbolaget I Norden Holding AB
(f)
07/12/2027 2.250% EUR 175,000 193,664
Shurgard Luxembourg SARL
(f)
05/27/2035 4.000% EUR 200,000 226,260
Sirius Real Estate Ltd.
(f)
01/22/2032 4.000% EUR 200,000 226,731
Supernova Invest GmbH
(f)
06/24/2030 5.000% EUR 140,000 163,888
06/23/2031 4.375% EUR 120,000 136,860
Total 9,700,820
REITS 1.3%
Agree LP
06/15/2034 5.625% 2,000,000 2,051,796
American Homes 4 Rent LP
07/15/2034 5.500% 2,000,000 2,022,381
American Tower Corp.
05/30/2032 3.625% EUR 225,000 258,877
ARGAN SA
(f)
10/30/2029 3.779% EUR 100,000 114,899
COPT Defense Properties LP
04/15/2031 2.750% 4,000,000 3,625,932
CTR Partnership LP/CareTrust Capital Corp.
(f)
06/30/2028 3.875% 140,000 136,559
EF Holdco/EF Cayman Holdings/Ellington Financial REIT
Cayman/TRS/EF Cayman Non-MTM
(f)
09/30/2030 7.375% 170,000 169,210
GLP Capital LP/GLP Financing II, Inc.
02/15/2033 5.250% 3,913,000 3,831,987
Great Portland Estates PLC
(f)
09/25/2031 5.375% GBP 225,000 298,695
Hammerson PLC
(f)
06/08/2031 3.875% EUR 120,000 137,598
Healthcare Realty Holdings LP
02/15/2030 3.100% 2,000,000 1,882,142
Kilroy Realty LP
02/15/2030 3.050% 2,040,000 1,881,979
11/15/2032 2.500% 2,605,000 2,160,533
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp.
(f)
06/15/2029 4.750% 115,000 112,395
07/15/2031 7.000% 145,000 150,315
Millrose Properties, Inc.
(f)
08/01/2030 6.375% 150,000 151,944
09/15/2032 6.250% 100,000 100,818
MPT Operating Partnership LP/MPT Finance Corp.
10/15/2026 0.993% EUR 100,000 112,016
10/15/2027 5.000% 1,100,000 1,066,847
08/01/2029 4.625% 235,000 188,822
03/15/2031 3.500% 280,000 191,990
MPT Operating Partnership LP/MPT Finance Corp.
(f)
02/15/2032 8.500% 200,000 204,536
Omega Healthcare Investors, Inc.
02/01/2031 3.375% 4,000,000 3,712,231
04/15/2033 3.250% 410,000 363,686
Phillips Edison Grocery Center Operating Partnership I LP
03/15/2033 4.750% 2,000,000 1,960,593
Piedmont Operating Partnership LP
07/15/2029 6.875% 796,000 830,942
01/15/2033 5.625% 6,920,000 6,886,395
Prologis Euro Finance LLC
09/22/2032 3.250% EUR 115,000 129,326
RHP Hotel Properties LP/RHP Finance Corp.
(f)
06/15/2033 6.500% 170,000 174,440
03/15/2034 5.750% 160,000 158,293
Rithm Capital Corp.
(f)
04/01/2029 8.000% 105,000 105,379
07/15/2030 8.000% 170,000 169,474
06/01/2031 8.500% 85,000 85,286
Sabra Health Care LP
12/01/2031 3.200% 5,000,000 4,530,875
Starwood Property Trust, Inc.
(e),(f)
08/15/2029 5.875% 185,000 185,605
Starwood Property Trust, Inc.
(f)
07/15/2026 3.625% 45,000 44,972
10/15/2028 5.250% 90,000 89,582
04/01/2029 7.250% 100,000 103,291
04/15/2030 6.000% 140,000 140,481
07/01/2030 6.500% 170,000 173,578
01/15/2031 5.750% 155,000 154,100
06/01/2031 6.125% 60,000 60,370
Stoneweg Ereit Lux Finco SARL
(f)
02/22/2033 4.125% EUR 295,000 333,251

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
23
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Sun Communities Operating LP
07/15/2031 2.700% 2,000,000 1,798,769
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
(f)
01/15/2030 6.000% 245,000 239,348
Ventas Realty LP
07/15/2032 5.100% 2,000,000 2,013,007
Total 45,295,545
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc.
(f)
01/15/2028 4.375% 205,000 202,748
06/15/2029 6.125% 170,000 172,564
09/15/2029 5.625% 300,000 301,787
Advance Auto Parts, Inc.
04/15/2030 3.900% 40,000 37,604
03/15/2032 3.500% 130,000 114,488
Advance Auto Parts, Inc.
(f)
08/01/2030 7.000% 105,000 107,704
08/01/2033 7.375% 495,000 512,680
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
(f)
07/01/2032 9.500% 345,000 332,747
Carvana Co.
(f)
06/01/2030 9.000% 90,000 93,039
06/01/2031 9.000% 400,000 441,378
EG Global Finance PLC
(f)
11/30/2028 12.000% 468,000 496,079
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(f)
01/15/2029 4.625% 500,000 486,019
01/15/2030 6.750% 550,000 539,367
LBM Acquisition LLC
(f)
01/15/2029 6.250% 310,000 224,516
Lowe's Cos., Inc.
10/15/2032 4.500% 3,805,000 3,723,991
Marks & Spencer PLC
(f)
08/18/2032 5.125% GBP 100,000 130,978
McDonald's Corp.
(f)
05/21/2032 3.500% EUR 115,000 131,589
Michaels Cos., Inc.
(f)
03/15/2033 8.500% 315,000 311,830
03/15/2034 11.000% 300,000 293,685
QXO Building Products, Inc.
(f)
07/15/2031 6.500% 110,000 112,092
04/30/2032 6.750% 520,000 536,789
07/15/2034 6.875% 115,000 118,048
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Staples, Inc.
(f)
09/01/2029 10.750% 675,000 643,651
01/15/2030 12.750% 275,000 210,476
Total 10,275,849
Semiconductors 0.4%
Amkor Technology, Inc.
(f)
10/01/2033 5.875% 80,000 80,281
Broadcom, Inc.
04/15/2033 3.419% 7,000,000 6,379,801
01/15/2036 4.950% 3,000,000 2,947,562
Entegris, Inc.
(f)
04/15/2029 4.750% 445,000 439,827
05/01/2029 3.625% 120,000 114,724
06/15/2030 5.950% 465,000 469,379
Infineon Technologies AG
(f)
02/16/2034 3.500% EUR 200,000 227,222
NXP BV/NXP Funding LLC/NXP USA, Inc.
08/19/2035 5.250% 3,000,000 2,998,084
ON Semiconductor Corp.
(f)
09/01/2028 3.875% 135,000 131,190
Wolfspeed, Inc.
(i)
06/15/2031 7.000% 150,000 136,849
Total 13,924,919
Software 0.8%
Cloud Software Group, Inc.
(f)
09/30/2029 9.000% 515,000 500,022
06/30/2032 8.250% 300,000 280,877
CoreWeave, Inc.
(f)
06/01/2030 9.250% 215,000 216,323
02/01/2031 9.000% 915,000 904,787
10/01/2031 9.750% 455,000 453,816
07/15/2032 9.625% 120,000 118,239
MSCI, Inc.
09/01/2035 5.250% 3,000,000 2,936,760
OAK-Eagle Acquireco, Inc.
(f)
07/01/2033 7.250% 245,000 256,513
07/01/2034 8.750% 245,000 259,992
Oracle Corp.
02/04/2029 4.550% 95,000 93,671
02/04/2031 4.950% 190,000 186,104
09/26/2032 4.800% 7,033,000 6,691,817
05/04/2033 5.350% 3,885,000 3,773,139
09/26/2035 5.200% 3,965,000 3,710,878
02/04/2036 5.700% 1,842,000 1,786,021

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
24
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
04/01/2040 3.600% 1,325,000 966,288
02/04/2046 6.550% 135,000 127,344
Paychex, Inc.
04/15/2032 5.350% 1,000,000 1,011,881
Rackspace Finance LLC
(f)
05/15/2028 3.500% 255,000 231,824
Total 24,506,296
Telecommunications 1.0%
Altice Financing SA
(f)
07/15/2027 9.625% 230,000 177,431
08/15/2029 5.750% 785,000 547,879
Altice France Lux 3/Altice Holdings 1
(f)
01/15/2033 10.000% 435,000 427,298
Altice France SA
(f)
10/15/2030 6.875% 350,000 339,743
10/15/2031 6.500% 475,000 459,400
04/15/2032 6.500% 700,000 676,659
07/15/2032 6.875% 35,000 33,959
APLD ComputeCo 2 LLC
(f)
03/15/2031 6.750% 255,000 255,859
APLD ComputeCo 3 LLC
(f)
06/15/2031 7.000% 425,000 424,382
APLD ComputeCo LLC
(f)
12/15/2030 9.250% 740,000 798,380
AT&T, Inc.
02/15/2034 5.400% 6,000,000 6,082,859
Axian Telecom Holding & Management PLC
(f)
07/11/2030 7.250% 220,000 222,612
Black Pearl Compute LLC
(f)
02/15/2031 6.125% 185,000 187,738
BT Finance PLC
(f)
11/17/2032 3.375% EUR 175,000 197,570
C&W Senior Finance Ltd.
(f)
01/15/2033 9.000% 480,000 485,603
Cipher Compute LLC
(f)
11/15/2030 7.125% 175,000 182,100
Colombia Telecomunicaciones SA ESP
(f)
07/17/2030 4.950% 255,000 242,183
Core Scientific Finance I LLC
(f)
05/15/2031 7.750% 640,000 648,871
CT Trust
(f)
02/03/2032 5.125% 225,000 213,699
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Edged Compute LLC
(f)
04/30/2031 7.500% 635,000 618,829
Flash Compute LLC
(f)
12/31/2030 7.250% 335,000 344,628
Iliad Holding SAS
(f)
04/15/2031 8.500% 220,000 233,070
04/15/2032 7.000% 205,000 208,746
Level 3 Financing, Inc.
(f)
07/15/2029 3.750% 21,000 20,254
06/30/2033 6.875% 305,000 313,205
03/31/2034 7.000% 365,000 376,306
01/15/2036 8.500% 445,000 478,218
02/15/2037 7.500% 245,000 251,600
Liberty Costa Rica Senior Secured Finance
(f)
01/15/2031 10.875% 220,000 229,963
Lumen Technologies, Inc.
(f)
01/15/2029 4.500% 45,000 43,407
Meridian Arc Holdco LLC
(f)
04/30/2031 6.250% 570,000 571,030
Millicom International Cellular SA
(f)
01/15/2028 5.125% 40,500 40,202
04/27/2031 4.500% 415,000 387,770
04/02/2032 7.375% 105,000 108,370
NTT Finance Corp.
(f)
07/16/2030 4.876% 3,000,000 2,993,814
07/16/2033 3.678% EUR 115,000 131,260
NTT Finance Corp.
(e),(f)
11/01/2031 5.011% 1,455,000 1,452,928
11/01/2033 5.259% 2,094,000 2,087,793
Orange SA
(f)
01/13/2033 4.750% 340,000 333,352
PR RNO Property Owner 1 LLC
(f)
05/01/2031 6.500% 890,000 888,794
Road Michigan Property Owner I LLC
(f)
03/30/2045 7.500% 640,000 639,074
Rogers Communications, Inc.
(j)
04/15/2055 7.000% 100,000 102,254
04/15/2055 7.125% 100,000 102,906
Sable International Finance Ltd.
(f)
10/15/2032 7.125% 490,000 486,726
Silk Road Group Holding LLC
(f)
09/15/2030 7.500% 220,000 221,726
Stingray Compute LLC
(f)
06/15/2031 6.000% 139,000 139,321

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
25
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
SV RNO Property Owner 1 LLC
(f)
03/01/2031 5.875% 200,000 197,176
Telecommunications Co. Telekom Srbija AD Belgrade
(f)
10/28/2029 7.000% 305,000 305,356
TELUS Corp.
(j)
10/15/2055 6.625% 175,000 177,482
10/15/2055 7.000% 90,000 93,023
T-Mobile USA, Inc.
05/15/2032 5.125% 4,500,000 4,546,639
Turk Telekomunikasyon AS
(f)
10/07/2032 6.950% 100,000 99,268
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
(f)
02/15/2029 6.500% 420,000 416,685
06/15/2032 8.625% 470,000 489,896
Series FEB
06/15/2032 8.625% 245,000 256,002
Veon Midco BV
(f)
06/01/2031 6.950% 200,000 199,967
Verizon Communications, Inc.
02/15/2035 4.780% 4,000,000 3,862,489
Vmed O2 U.K. Financing I PLC
(f)
01/31/2031 4.250% 200,000 164,967
01/15/2033 6.750% 90,000 76,138
Windstream Services LLC/Windstream Escrow Finance Corp.
(f)
10/01/2031 8.250% 250,000 263,645
WULF Compute LLC
(f)
10/15/2030 7.750% 305,000 320,135
Yondr JK 1 LLC
(f)
06/30/2031 6.875% 140,000 140,320
Total 38,018,959
Transportation 0.0%
Beacon Mobility Corp.
(f)
08/01/2030 7.250% 80,000 83,026
Danaos Corp.
(f)
10/15/2032 6.875% 175,000 180,791
Genesee & Wyoming, Inc.
(f)
04/15/2032 6.250% 335,000 340,055
Georgian Railway JSC
(f)
06/17/2028 4.000% 80,000 77,044
MISC Capital Two Labuan Ltd.
(f)
04/06/2027 3.750% 220,000 218,349
Rand Parent LLC
(f)
02/15/2030 8.500% 300,000 310,550
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds
(h)
(continued)
Rumo Luxembourg SARL
(f)
01/18/2032 4.200% 85,000 75,852
Total 1,285,667
Trucking & Leasing 0.0%
FTAI Aviation Investors LLC
(f)
12/01/2030 7.875% 155,000 161,931
06/15/2032 7.000% 85,000 87,820
Total 249,751
Water 0.1%
Anglian Water Osprey Financing PLC
(f)
08/18/2033 6.375% GBP 130,000 167,023
Anglian Water Services Financing PLC
(f)
06/20/2031 5.875% GBP 375,000 505,033
06/23/2036 4.250% EUR 160,000 182,741
Northumbrian Water Finance PLC
(f)
02/14/2031 4.500% GBP 445,000 570,096
Severn Trent Utilities Finance PLC
(f)
08/04/2035 3.875% EUR 115,000 130,789
South West Water Finance PLC
(f)
09/15/2031 5.250% GBP 125,000 164,141
SW Finance I PLC
(f)
08/07/2032 6.875% GBP 355,000 474,134
Wessex Water Services Finance PLC
(f)
09/19/2034 6.125% GBP 165,000 219,596
Yorkshire Water Finance PLC
(f)
07/22/2033 6.000% GBP 315,000 418,236
Total 2,831,789
Total Corporate Bonds
(Cost $ 783,580,495) 781,652,135
Foreign Government Agency 0.1%
Supranational 0.1%
European Union
(f)
07/04/2034 3.250% EUR 3,090,000 3,573,213
Series UFA
10/12/2045 3.750% EUR 1,030,000 1,162,327
Total 4,735,540
Total Foreign Government Agency
(Cost $ 4,763,810) 4,735,540

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
26
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
1.2%
Angola 0.0%
Angola Government International Bonds
(f)
05/09/2028 8.250% 105,000 108,109
01/15/2031 9.244% 260,000 269,140
04/14/2032 8.750% 150,000 151,329
03/31/2033 9.375% 220,000 224,624
05/08/2048 9.375% 55,000 52,807
Total 806,009
Argentina 0.2%
Argentina Republic Government International
Bonds
(n)
07/09/2030 0.750% 817,200 723,037
07/09/2035 4.125% 1,145,000 916,434
07/09/2041 3.500% 460,000 344,276
Argentina Republic Government International
Bonds
07/09/2029 1.000% 157,500 143,584
01/09/2038 5.000% 665,000 554,492
Province of Santa Fe
(f)
12/11/2034 8.100% 80,000 80,439
Provincia del Chubut Argentina
(f)
04/29/2036 9.450% 105,000 112,200
Total 2,874,462
Armenia 0.0%
Republic of Armenia International Bonds
(f)
02/02/2031 3.600% 75,000 68,984
03/12/2035 6.750% 220,000 230,424
Total 299,408
Bahamas 0.0%
Bahamas Government International Bonds
(f)
06/24/2036 8.250% 200,000 224,334
1 1 1 1 224,334
Bahrain 0.0%
Bahrain Government International Bonds
(f)
02/03/2038 7.100% 280,000 272,006
1 1 1 1 272,006
Benin 0.0%
Benin Government International Bonds
(f)
02/13/2038 7.960% 220,000 233,277
1 1 1 1 233,277
Bermuda 0.0%
Bermuda Government International Bonds
(f)
01/25/2027 3.717% 235,000 233,222
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
08/20/2050 3.375% 75,000 51,637
Total 284,859
Brazil 0.0%
Brazil Government International Bonds
01/20/2034 8.250% 450,000 508,481
05/22/2036 6.250% 280,000 277,516
01/20/2037 7.125% 350,000 376,860
Total 1,162,857
Canada 0.2%
Canada Government Bonds
12/01/2031 1.500% 1,350,000 877,467
06/01/2032 2.000% 210,000 139,205
12/01/2035 3.250% CAD 1,250,000 874,307
Canada Treasury Bills
04/21/2027 2.653% CAD 4,535,000 3,134,812
Total 5,025,791
Chile 0.0%
Chile Government International Bonds
01/31/2031 2.450% 325,000 294,796
01/31/2052 4.000% 225,000 177,071
01/05/2054 5.330% 225,000 216,986
01/22/2061 3.100% 200,000 125,468
Total 814,321
Colombia 0.1%
Colombia Government International Bonds
04/25/2030 7.375% 250,000 263,713
01/21/2031 6.125% 250,000 252,844
04/20/2033 8.000% 200,000 219,268
09/18/2037 7.375% 100,000 105,962
05/15/2049 5.200% 200,000 160,011
11/14/2053 8.750% 250,000 295,977
Total 1,297,775
Congo 0.0%
DRC International Bonds
(f)
04/16/2032 8.750% 220,000 227,171
1 1 1 1 227,171
Costa Rica 0.0%
Costa Rica Government International Bonds
(f)
11/13/2054 7.300% 220,000 248,066
1 1 1 1 248,066
Cote d'Ivoire 0.0%
Ivory Coast Government International Bonds
(f)
06/15/2033 6.125% 220,000 218,366

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
27
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
04/01/2036 8.075% 220,000 240,603
Total 458,969
Dominican Republic 0.0%
Dominican Republic International Bonds
(f)
07/19/2028 6.000% 100,000 101,309
02/03/2031 7.050% 330,000 347,641
03/17/2034 5.750% 165,000 162,762
06/01/2036 6.600% 165,000 172,086
01/21/2041 5.300% 100,000 89,883
01/27/2045 6.850% 100,000 102,505
02/24/2055 7.150% 165,000 175,278
Total 1,151,464
Ecuador 0.0%
Ecuador Government International Bonds
(f)
07/31/2030 6.900% 207,000 206,779
01/29/2034 8.750% 220,000 221,667
07/31/2035 6.900% 215,000 196,995
01/29/2039 9.250% 220,000 225,406
Total 850,847
Egypt 0.0%
Egypt Government International Bonds
(f)
01/31/2027 7.500% 260,000 262,921
05/29/2032 7.625% 100,000 101,988
03/01/2049 8.700% 345,000 339,726
02/16/2061 7.500% 225,000 193,805
Egyptian Financial Co. for Sovereign Taskeek
(f)
10/07/2032 7.950% 225,000 236,148
Total 1,134,588
El Salvador 0.0%
El Salvador Government International Bonds
(f)
04/17/2030 4.000% 200,000 7,534
04/17/2030 9.250% 200,000 214,961
06/15/2035 7.650% 50,000 51,517
11/21/2054 9.650% 200,000 228,841
Total 502,853
Gabon 0.0%
Gabon Government International Bonds
(f)
11/24/2031 7.000% 50,000 42,669
1 1 1 1 42,669
Ghana 0.0%
Ghana Government International Bonds
(f),(n)
07/03/2029 5.000% 70,000 68,940
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
07/03/2035 5.000% 105,000 97,339
Total 166,279
Guatemala 0.0%
Guatemala Government Bonds
(f)
04/24/2032 5.375% 175,000 175,074
08/15/2036 6.250% 225,000 234,572
06/01/2050 6.125% 100,000 100,001
Total 509,647
Hungary 0.0%
Hungary Government International Bonds
(f)
09/22/2031 2.125% 245,000 212,352
06/16/2034 5.500% 200,000 203,059
09/23/2055 6.750% 250,000 272,522
Total 687,933
Indonesia 0.0%
Indonesia Government International Bonds
(f)
10/12/2035 8.500% 225,000 274,553
01/17/2038 7.750% 250,000 295,529
01/08/2046 5.950% 375,000 381,683
Indonesia Government International Bonds
01/11/2048 4.350% 200,000 164,358
Total 1,116,123
Israel 0.0%
Israel Government International Bonds
01/13/2036 5.000% 220,000 214,157
03/12/2054 5.750% 220,000 210,091
State of Israel
01/15/2050 3.375% 150,000 99,685
Total 523,933
Japan 0.1%
Japan Government Two Year Bonds
08/01/2026 0.400% JPY 107,200,000 659,048
Japan Treasury Discount Bills
08/10/2026 0.837% JPY 107,800,000 662,359
Total 1,321,407
Jordan 0.0%
Jordan Government International Bonds
(f)
10/10/2047 7.375% 75,000 74,518
1 1 1 1 74,518

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
28
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
Kenya 0.0%
Republic of Kenya Government International
Bonds
(f)
02/16/2031 9.750% 220,000 238,820
03/05/2036 9.500% 75,000 79,445
Total 318,265
Lebanon 0.0%
Lebanon Government International Bonds
(f),(l)
03/09/2020 0.000% 120,000 29,428
04/14/2020 0.000% 110,000 27,003
Total 56,431
Mexico 0.2%
Eagle Funding Luxco SARL
(f)
08/17/2030 5.500% 500,000 501,331
Mexico Government International Bonds
02/12/2034 3.500% 200,000 170,622
02/09/2035 6.350% 350,000 357,973
05/13/2037 6.875% 765,000 803,327
08/27/2037 6.250% 200,000 200,030
01/11/2040 6.050% 210,000 203,971
05/13/2055 7.375% 285,000 302,843
05/24/2061 3.771% 260,000 156,251
Total 2,696,348
Mongolia 0.0%
Mongolia Government International Bonds
(f)
06/05/2029 7.875% 220,000 233,413
1 1 1 1 233,413
Montenegro 0.0%
Montenegro Government International Bonds
(f)
03/12/2031 7.250% 265,000 280,542
1 1 1 1 280,542
Morocco 0.0%
Morocco Government International Bonds
(f)
09/08/2033 6.500% 230,000 244,841
1 1 1 1 244,841
Nigeria 0.0%
Nigeria Government International Bonds
(f)
09/28/2028 6.125% 360,000 359,534
02/23/2030 7.143% 100,000 101,617
02/16/2032 7.875% 375,000 389,532
Total 850,683
Oman 0.0%
Oman Government International Bonds
(f)
01/25/2031 6.250% 285,000 299,933
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
01/17/2048 6.750% 200,000 218,788
Total 518,721
Pakistan 0.0%
Pakistan Government International Bonds
(f)
12/05/2027 6.875% 105,000 105,750
04/24/2029 6.975% 220,000 220,025
04/08/2031 7.375% 75,000 75,434
Total 401,209
Panama 0.0%
Panama Government International Bonds
02/23/2034 5.227% 220,000 216,913
02/23/2038 5.662% 275,000 274,406
03/01/2057 7.875% 125,000 151,092
Total 642,411
Paraguay 0.0%
Paraguay Government International Bonds
(f)
01/29/2033 2.739% 230,000 203,423
02/09/2036 6.000% 230,000 240,790
03/04/2055 6.650% 230,000 246,993
Total 691,206
Peru 0.0%
Peru Government International Bonds
01/23/2031 2.783% 150,000 138,081
01/15/2034 3.000% 100,000 86,699
03/11/2041 3.300% 100,000 77,453
Total 302,233
Philippines 0.0%
Philippines Government International Bonds
10/13/2047 5.950% 255,000 260,491
01/17/2048 5.500% 255,000 244,820
Total 505,311
Poland 0.0%
Bank Gospodarstwa Krajowego
(f)
07/09/2054 6.250% 120,000 122,974
Republic of Poland Government International
Bonds
11/16/2032 5.750% 100,000 104,776
04/14/2036 5.375% 50,000 50,485
04/04/2053 5.500% 50,000 47,333
04/14/2056 6.125% 50,000 50,787
Total 376,355

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
29
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
Qatar 0.0%
Qatar Government International Bonds
(f)
06/02/2046 4.625% 240,000 215,892
03/14/2049 4.817% 300,000 274,914
04/16/2050 4.400% 315,000 270,364
Total 761,170
Romania 0.1%
Romania Government International Bonds
(f)
09/16/2030 5.750% 136,000 136,487
03/27/2032 3.625% 150,000 134,260
07/11/2032 5.875% EUR 615,000 736,129
01/17/2033 7.125% 200,000 212,290
02/10/2037 7.500% 325,000 351,119
02/14/2051 4.000% 130,000 87,601
Total 1,657,886
Rwanda 0.0%
Rwanda International Government Bonds
(f)
08/09/2031 5.500% 130,000 123,606
1 1 1 1 123,606
Saudi Arabia 0.1%
Saudi Government International Bonds
(f)
01/12/2031 4.375% 575,000 563,540
01/12/2036 4.875% 80,000 78,477
10/04/2047 4.625% 300,000 252,123
01/21/2055 3.750% 550,000 381,890
Total 1,276,030
Senegal 0.0%
Senegal Government International Bonds
(f)
05/23/2033 6.250% 100,000 52,800
1 1 1 1 52,800
Serbia 0.0%
Serbia International Bonds
(f)
06/12/2034 6.000% 200,000 204,591
1 1 1 1 204,591
South Africa 0.0%
Republic of South Africa Government
International Bonds
(f)
11/19/2036 7.100% 150,000 161,043
12/11/2037 6.125% 300,000 294,151
Republic of South Africa Government
International Bonds
04/20/2032 5.875% 100,000 102,235
09/27/2047 5.650% 345,000 292,505
Total 849,934
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
Sri Lanka 0.0%
Sri Lanka Government International Bonds
(f),(n)
01/15/2030 3.100% 80,000 80,961
03/15/2033 3.350% 265,000 253,301
02/15/2038 3.600% 105,000 105,380
Total 439,642
Trinidad and Tobago 0.0%
Trinidad & Tobago Government International
Bonds
(f)
01/28/2036 6.500% 220,000 225,813
1 1 1 1 225,813
Turkey 0.2%
Turkiye Government International Bonds
03/14/2029 9.375% 600,000 650,460
06/26/2031 5.875% 130,000 127,125
01/19/2033 9.375% 535,000 608,666
05/15/2034 7.625% 310,000 325,426
11/04/2036 6.800% 310,000 306,035
01/14/2041 6.000% 280,000 246,891
04/16/2043 4.875% 270,000 204,950
Turkiye Ihracat Kredi Bankasi AS
(f)
10/03/2030 6.375% 425,000 415,964
Total 2,885,517
Ukraine 0.0%
Ukraine Government International Bonds
(f),(n)
02/01/2029 4.500% 175,000 147,239
02/01/2030 0.000% 35,000 24,999
02/01/2032 4.000% 110,000 90,942
02/01/2034 0.000% 125,000 70,367
02/01/2034 4.500% 305,000 213,960
02/01/2035 0.000% 125,000 74,808
02/01/2035 4.500% 110,000 76,106
02/01/2036 0.000% 90,000 53,775
02/01/2036 4.500% 80,000 54,754
Total 806,950
United Arab Emirates 0.0%
Abu Dhabi Government International Bonds
(f)
09/30/2049 3.125% 870,000 586,698
04/30/2054 5.500% 235,000 230,059
Emirate of Dubai Government International
Bonds
(f)
01/30/2043 5.250% 235,000 224,702
Total 1,041,459

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
30
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(h),(m)
(continued)
Uruguay 0.0%
Uruguay Government International Bonds
10/28/2034 5.750% 75,000 78,375
06/18/2050 5.100% 165,000 154,287
Total 232,662
Uzbekistan 0.0%
Republic of Uzbekistan International Bonds
(f)
11/25/2030 3.700% 100,000 93,264
1 1 1 1 93,264
Venezuela 0.0%
Venezuela Government International Bonds
(l)
09/15/2027 0.000% 635,000 312,337
1 1 1 1 312,337
Zambia 0.0%
Zambia Government International Bonds
(f),(n)
06/30/2033 5.750% 40,280 39,726
1 1 1 1 39,726
Total Foreign Government Obligations
(Cost $ 41,380,006) 41,432,922
Non-Agency Asset-Backed Securities 2.2%
Affirm Master Trust
(f)
Series 2025-3A  Class A
10/16/2034 4.450% 6,000,000 5,950,650
Aligned Data Centers Issuer LLC
(e),(f)
Series 2026-1A  Class A2I
06/15/2056 5.909% 1,310,000 1,312,917
Avis Budget Rental Car Funding AESOP LLC
(f)
Series 2026-3A  Class A
04/20/2031 4.820% 500,000 499,191
Avis Budget Rental Car Funding LLC
(f)
Series 2026-4A  Class A
12/20/2032 5.090% 500,000 500,692
Carvana Auto Receivables Trust
Series 2025-P4  Class A4
11/10/2031 4.250% 2,300,000 2,278,362
Castlelake Aircraft Securitization Trust
(f)
Series 2018-1  Class A
06/15/2043 4.125% 696,983 690,438
DB Master Finance LLC
(f)
Series 2019-1A  Class A23
05/20/2049 4.352% 468,115 462,377
Series 2021-1A  Class A23
11/20/2051 2.791% 2,425,700 2,153,965
Series 2021-1A  Class A2II
11/20/2051 2.493% 1,103,025 1,040,102
Series 2025-1A  Class A2I
08/20/2055 4.891% 704,460 697,880
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2026-1A  Class A2I
05/20/2056 5.200% 1,305,000 1,304,092
Series 2026-1A  Class A2II
05/20/2056 5.432% 1,271,000 1,273,332
Domino's Pizza Master Issuer LLC
(f)
Series 2017-1A  Class A23
07/25/2047 4.118% 940,000 933,605
Series 2019-1A  Class A2
10/25/2049 3.668% 1,860,480 1,784,811
Series 2021-1A  Class A2I
04/25/2051 2.662% 4,288,725 4,074,660
Series 2021-1A  Class A2II
04/25/2051 3.151% 3,531,148 3,233,620
FTAI MRE Cayman Ltd.
(f)
Series 2026-1A  Class A
06/15/2051 5.632% 1,450,000 1,448,768
GGAM Master Trust International Ltd.
(e),(f),(o)
Series 2026-1A  Class A
09/30/2060 5.861% 1,705,000 1,702,811
Jersey Mike's Funding LLC
(f)
Series 2024-1A  Class A2
02/15/2055 5.636% 1,029,963 1,040,811
Navigator Aviation Ltd.
(f)
Series 2025-1  Class A
10/15/2050 5.107% 11,993,883 11,723,702
OneMain Financial Issuance Trust
(f)
Series 2026-1A  Class A
07/14/2039 4.980% 300,000 301,190
RKTL Trust
(f)
Series 2026-1A  Class A
02/26/2035 4.070% 7,310,989 7,291,001
Series 2026-2A  Class A
05/25/2035 4.330% 885,263 884,042
SoFi Consumer Loan Program Trust
(f)
Series 2026-1  Class B
12/26/2035 4.440% 1,500,000 1,486,650
Subway Funding LLC
(f)
Series 2024-1A  Class A23
07/30/2054 6.505% 4,544,790 4,487,146
Series 2024-1A  Class A2I
07/30/2054 6.028% 7,105,790 7,134,677
Taco Bell Funding LLC
(f)
Series 2018-1A  Class A2II
11/25/2048 4.940% 3,282,315 3,274,098
Series 2021-1A  Class A2II
08/25/2051 2.294% 1,027,695 959,462
Tesla Sustainable Energy Business Trust
(f)
Series 2026-1A  Class A
05/20/2052 5.310% 2,000,000 2,005,731

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
31
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
U.S. Bank NA
(a),(f)
Series 2026-SUP1  Class E
30 day USD SOFR Average + 3.500%
06/27/2033 7.093% 250,000 249,995
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 72,379,643) 72,180,778
Non-Agency Collateralized Loan Obligations Securities 5.8%
AIMCO CLO
(a),(f)
Series 2015-AA  Class A1R4
3 mo. USD Term SOFR + 1.250%
Floor 1.250%
10/17/2038 4.930% 4,000,000 4,003,812
AIMCO CLO 10 Ltd.
(a),(f)
Series 2019-10AR  Class A1R3
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
07/22/2039 4.889% 2,189,000 2,190,298
AIMCO CLO 22 Ltd.
(a),(f)
Series 2024-22A  Class A1R
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
04/19/2039 4.825% 3,426,000 3,428,785
Benefit Street Partners CLO V-B Ltd.
(a),(f)
Series 2018-5BAR  Class A1RR
3 mo. USD Term SOFR + 1.210%
Floor 1.210%
07/20/2039 4.846% 1,279,000 1,280,347
Benefit Street Partners CLO XXIII Ltd.
(a),(f)
Series 2021-23A  Class A1RR
3 mo. USD Term SOFR + 1.260%
Floor 1.260%
04/25/2039 4.903% 1,654,000 1,655,922
Benefit Street Partners CLO XXXV Ltd.
(a),(f)
Series 2024-35AR  Class AR
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
07/25/2039 4.824% 1,756,000 1,758,462
Carlyle U.S. CLO Ltd.
(a),(f)
Series 2026-1A  Class A1
3 mo. USD Term SOFR + 1.160%
Floor 1.160%
04/25/2039 4.836% 18,075,000 18,076,463
CIFC Funding Ltd.
(a),(f)
Series 2019-2A  Class A1RR
3 mo. USD Term SOFR + 1.250%
Floor 1.250%
10/17/2038 4.930% 12,370,000 12,373,228
Series 2020-2A  Class A1R2
3 mo. USD Term SOFR + 1.160%
Floor 1.160%
04/16/2039 4.840% 26,250,000 26,254,252
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
Series 2021-6A  Class A1R
3 mo. USD Term SOFR + 1.210%
Floor 1.210%
07/15/2039 4.882% 2,189,000 2,190,095
Series 2025-2A  Class A
3 mo. USD Term SOFR + 1.130%
Floor 1.130%
04/15/2038 4.803% 11,050,000 11,055,083
GoldenTree Loan Management U.S. CLO 19
Ltd.
(a),(f)
Series 2024-19A  Class AR
3 mo. USD Term SOFR + 1.150%
Floor 1.150%
07/20/2039 4.825% 17,550,000 17,543,225
GoldenTree Loan Management U.S. CLO 30
Ltd.
(a),(f)
Series 2026-30A  Class A
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
07/20/2039 4.958% 2,171,000 2,170,976
Magnetite XXXVIII Ltd.
(a),(f)
Series 2024-38AR  Class A1R
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
07/15/2039 4.882% 1,853,000 1,853,324
OCP CLO Ltd.
(a),(f)
Series 2024-31A  Class AR
3 mo. USD Term SOFR + 1.150%
Floor 1.150%
04/20/2039 4.825% 13,250,000 13,252,147
Series 2024-32A  Class A1R
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
07/23/2039 4.835% 15,000,000 15,015,374
Series 2024-33AR  Class A1R
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
07/20/2039 4.887% 1,733,000 1,732,971
OHA Credit Funding 18 Ltd.
(a),(e),(f)
Series 2024-18AR  Class A2R
3 mo. USD Term SOFR + 1.350%
Floor 1.350%
07/20/2039 1.000% 2,250,000 2,249,989
OHA Credit Funding 26 Ltd.
(a),(f)
Series 2026-26A  Class A1
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
07/20/2039 4.968% 1,875,000 1,875,143
OHA Credit Funding 7 Ltd.
(a),(f)
Series 2020-7A  Class A2R2
3 mo. USD Term SOFR + 1.500%
Floor 1.500%
07/19/2038 5.175% 5,000,000 5,018,795

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
32
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
RR 16 Ltd.
(a),(f)
Series 2021-16AR  Class A1A2
3 mo. USD Term SOFR + 1.220%
Floor 1.220%
07/15/2041 4.907% 1,332,000 1,333,985
RR 25 Ltd.
(a),(f)
Series 2023-25A  Class A1A2
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
04/15/2041 4.853% 20,000,000 19,978,300
RR 45 Ltd.
(a),(f)
Series 2026-45A  Class A1A
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
07/15/2041 4.836% 4,916,000 4,915,617
Sixth Street CLO XVI Ltd.
(a),(f)
Series 2020-16A  Class A1R2
3 mo. USD Term SOFR + 1.170%
Floor 1.170%
01/21/2039 4.842% 5,000,000 4,990,000
Sixth Street CLO XVIII Ltd.
(a),(f)
Series 2021-18A  Class A1R
3 mo. USD Term SOFR + 1.250%
Floor 1.250%
10/17/2038 4.930% 1,750,000 1,752,410
Sixth Street CLO XXIV Ltd.
(a),(f)
Series 2024-24A  Class A2R
3 mo. USD Term SOFR + 1.500%
Floor 1.500%
04/23/2037 5.180% 5,500,000 5,506,617
Voya CLO Ltd.
(a),(f)
Series 2019-1A  Class A2RR
3 mo. USD Term SOFR + 1.600%
Floor 1.600%
10/15/2037 5.273% 11,150,000 11,164,239
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 194,811,622) 194,619,859
Non-Agency Collateralized Mortgage Obligation Securities 0.5%
ACRA Trust
(f)
Series 2026-NQM1  Class A1FC
06/25/2066 5.573% 4,800,000 4,793,233
Barclays Mortgage Loan Trust
(f),(p)
Series 2026-NQM2  Class A1
12/25/2065 4.696% 735 725
OBX Trust
(f),(p)
Series 2025-NQM15  Class A1
07/27/2065 5.143% 2,641,298 2,634,767
Onity Loan Investment Trust
(f),(p)
Series 2026-HB2  Class A
05/25/2039 3.000% 931,169 911,094
Series 2026-HB3  Class A
06/25/2039 3.000% 831,000 813,012
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
PRPM LLC
(f),(p)
Series 2026-RCF3  Class A1
05/25/2056 5.250% 1,769,551 1,761,348
PRPM LLC
(f)
Series 2026-RCF4  Class A1
06/25/2056 5.250% 3,100,000 3,085,502
Verus Securitization Trust
(f),(p)
Series 2026-R4  Class A1
12/27/2067 5.275% 1,259,871 1,254,673
Verus Securitization Trust
(f)
Series 2024-4  Class A1
06/25/2069 6.218% 2,276,976 2,290,202
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 17,555,581) 17,544,556
Non-Agency Commercial Mortgage-Backed Securities 2.3%
3650R Commercial Mortgage Trust
Series 2021-PF1  Class ASB
11/15/2054 2.372% 1,500,000 1,425,037
ALA Trust
(a),(f)
Series 2025-OANA  Class A
1 mo. USD Term SOFR + 1.743%
Floor 1.743%
06/15/2040 5.369% 1,500,000 1,505,610
Bank
(e),(p)
Series 2026-BNK52  Class C
06/15/2036 6.294% 100,000 100,209
Bank
Series 2018-BN10  Class A4
02/15/2061 3.428% 283,277 278,279
Bank5
(e)
Series 2026-5YR23  Class C
07/15/2031 6.054% 100,000 99,675
Bank5
(p)
Series 2024-5YR10  Class C
10/15/2057 5.743% 118,000 115,929
Series 2024-5YR12  Class C
12/15/2057 6.499% 230,000 232,237
Series 2026-5YR21  Class AS
04/15/2059 5.844% 3,000,000 3,073,466
BBCMS Mortgage Trust
Series 2026-5C41  Class A3
05/15/2069 5.438% 3,000,000 3,061,158
BBCMS Mortgage Trust
(p)
Series 2025-C39  Class C
12/15/2058 6.111% 100,000 97,887
BBCMS Mortgage Trust
(a),(f),(l)
Series 2019-BWAY  Class E
1 mo. USD Term SOFR + 2.964%
Floor 2.850%
11/15/2034 6.589% 8,236,000 41,145

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
33
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2026-V20  Class A3
02/15/2059 5.184% 5,000,000 5,054,383
BOS Trust
(f),(p)
Series 2026-LYRK  Class C
05/11/2041 5.893% 500,000 492,386
Bridge Commercial Mortgage Trust
(a),(f)
Series 2026-MF  Class A
1 mo. USD Term SOFR + 1.250%
Floor 1.250%
06/15/2039 4.850% 800,000 801,248
Series 2026-MF  Class E
1 mo. USD Term SOFR + 2.850%
Floor 2.850%
06/15/2039 6.450% 100,000 100,375
BWAY Mortgage Trust
(f),(p)
Series 2025-1535  Class B
05/05/2042 7.710% 750,000 774,833
BX Commercial Mortgage Trust
(f),(p)
Series 2020-VIVA  Class D
03/11/2044 3.667% 850,000 786,540
Series 2020-VIVA  Class E
03/11/2044 3.667% 100,000 90,682
Series 2024-VLT5  Class E
11/13/2046 8.134% 1,000,000 1,030,121
Series 2026-VLT10  Class D
07/13/2058 6.867% 125,000 121,509
Series 2026-VLT10  Class E
07/13/2058 7.571% 165,000 160,406
BX Commercial Mortgage Trust
(a),(f)
Series 2024-AIRC  Class C
1 mo. USD Term SOFR + 2.590%
Floor 2.590%
08/15/2041 6.215% 520,351 522,301
Series 2024-XL5  Class D
1 mo. USD Term SOFR + 2.690%
Floor 2.690%
03/15/2041 6.315% 150,500 150,876
Series 2026-ALOHA  Class D
1 mo. USD Term SOFR + 2.150%
Floor 2.150%
04/15/2043 5.775% 340,000 340,424
Series 2026-LP3  Class E
1 mo. USD Term SOFR + 3.200%
Floor 3.200%
04/15/2043 6.825% 143,639 144,715
Series 2026-XL6  Class D
1 mo. USD Term SOFR + 2.100%
Floor 2.100%
03/15/2043 5.725% 185,359 185,822
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2026-XL6  Class E
1 mo. USD Term SOFR + 3.000%
Floor 3.000%
03/15/2043 6.625% 90,419 91,094
BX Trust
(a),(f)
Series 2024-VLT4  Class E
1 mo. USD Term SOFR + 2.889%
Floor 2.889%
06/15/2041 6.515% 1,650,340 1,627,905
Series 2025-DIME  Class D
1 mo. USD Term SOFR + 2.250%
Floor 2.250%
02/15/2035 5.875% 1,288,000 1,281,563
Series 2025-OMG  Class D
1 mo. USD Term SOFR + 2.400%
Floor 2.400%
10/15/2042 6.026% 335,000 334,301
Series 2025-ROIC  Class A
1 mo. USD Term SOFR + 1.144%
Floor 1.144%
03/15/2030 4.769% 5,836,745 5,827,640
Series 2025-ROIC  Class E
1 mo. USD Term SOFR + 2.941%
Floor 2.941%
03/15/2030 6.567% 134,954 134,953
Series 2025-VLT6  Class D
1 mo. USD Term SOFR + 2.592%
Floor 2.592%
03/15/2042 6.217% 300,000 298,594
Series 2025-VOLT  Class D
1 mo. USD Term SOFR + 2.750%
Floor 2.750%
12/15/2044 6.375% 500,000 498,906
Series 2026-CIP  Class A
1 mo. USD Term SOFR + 1.200%
Floor 1.200%
05/15/2038 4.825% 4,914,224 4,923,434
Series 2026-CIP  Class D
1 mo. USD Term SOFR + 2.100%
Floor 2.100%
05/15/2038 5.725% 280,000 281,924
Series 2026-CIP  Class E
1 mo. USD Term SOFR + 3.100%
Floor 3.100%
05/15/2038 6.725% 100,000 100,748
BX Trust
(a),(e),(f)
Series 2026-ORBT  Class A
1 mo. USD Term SOFR + 1.400%
Floor 1.400%
07/15/2043 5.030% 2,655,000 2,655,000
Series 2026-ORBT  Class D
1 mo. USD Term SOFR + 2.100%
Floor 2.100%
07/15/2043 5.730% 125,000 125,000

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
34
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2026-ORBT  Class E
1 mo. USD Term SOFR + 3.000%
Floor 3.000%
07/15/2043 6.630% 190,000 190,000
CD Mortgage Trust
(p)
Series 2017-CD4  Class B
05/10/2050 3.947% 181,000 173,888
COMM Mortgage Trust
(f),(p)
Series 2025-180W  Class E
08/10/2042 7.609% 500,000 507,610
Series 2025-180W  Class F
08/10/2042 7.609% 100,000 98,826
COMM Mortgage Trust
(p)
Series 2015-DC1  Class B
02/10/2048 4.035% 250,000 239,484
CSTL Commercial Mortgage Trust
(f),(p)
Series 2026-GATE3  Class D
02/10/2043 5.704% 240,000 234,894
Series 2026-GATE3  Class E
02/10/2043 6.554% 408,000 408,071
Series 2026-GATE3  Class F
02/10/2043 7.700% 100,000 98,889
DTP Commercial Mortgage Trust
(f),(p)
Series 2023-STE2  Class D
01/15/2041 6.955% 100,000 99,895
Series 2023-STE2  Class E
01/15/2041 5.968% 100,000 96,405
ELP Commercial Mortgage Trust
(f),(p)
Series 2025-ELP  Class E
11/13/2042 6.665% 660,000 665,864
ESTN Trust
(f),(p)
Series 2026-TOWN  Class C
05/12/2046 5.938% 205,000 207,775
Extended Stay America Trust
(a),(f)
Series 2026-ESH2  Class A
1 mo. USD Term SOFR + 1.200%
Floor 1.200%
02/15/2043 4.825% 1,400,696 1,402,444
Series 2026-ESH2  Class B
1 mo. USD Term SOFR + 1.400%
Floor 1.400%
02/15/2043 5.025% 3,999,713 4,012,200
Series 2026-ESH2  Class C
1 mo. USD Term SOFR + 1.600%
Floor 1.600%
02/15/2043 5.225% 1,357,598 1,365,226
Series 2026-ESH2  Class E
1 mo. USD Term SOFR + 2.900%
Floor 2.900%
02/15/2043 6.525% 327,922 330,790
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust
(a),(f)
Series 2024-FBLU  Class F
1 mo. USD Term SOFR + 4.250%
Floor 4.250%
12/15/2039 7.875% 120,000 120,900
FS Commercial Mortgage Trust
(f)
Series 2023-4SZN  Class A
11/10/2039 7.066% 5,020,000 5,044,553
GS Mortgage Securities Trust
Series 2020-GC47  Class A4
05/12/2053 2.124% 2,365,000 2,151,171
GS Mortgage Securities Trust
(p)
Series 2019-GSA1  Class C
11/10/2052 3.929% 500,000 434,302
HAVN Trust
(a),(f)
Series 2025-MOB  Class A
1 mo. USD Term SOFR + 1.700%
Floor 1.700%
10/15/2035 5.325% 502,000 502,000
INTOWN Mortgage Trust
(a),(f)
Series 2025-STAY  Class E
1 mo. USD Term SOFR + 3.850%
Floor 3.850%
03/15/2042 7.475% 350,000 350,613
JP Morgan Chase Commercial Mortgage Securities Trust
(f),(p)
Series 2019-OSB  Class C
06/05/2039 3.749% 564,000 519,829
Series 2024-OMNI  Class D
10/05/2039 5.990% 325,000 322,665
JPMBB Commercial Mortgage Securities Trust
(f),(p)
Series 2014-C21  Class D
08/15/2047 4.626% 47,204 46,417
Series 2014-C26  Class D
01/15/2048 3.629% 360,000 321,354
JPMDB Commercial Mortgage Securities Trust
(p)
Series 2018-C8  Class C
06/15/2051 4.913% 124,000 113,339
JPMDB Commercial Mortgage Securities Trust
Series 2020-COR7  Class A5
05/13/2053 2.180% 3,300,000 2,855,809
Life Mortgage Trust
(a),(f)
Series 2022-BMR2  Class A1
1 mo. USD Term SOFR + 1.295%
Floor 1.295%
05/15/2039 4.921% 10,330,000 9,855,395
MLTI Trust
(a),(f)
Series 2026-MLTI  Class D10
1 mo. USD Term SOFR + 2.150%
Floor 2.150%
06/15/2031 5.771% 385,000 385,000

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
35
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2026-MLTI  Class E10
1 mo. USD Term SOFR + 3.000%
Floor 3.000%
06/15/2031 6.621% 165,000 165,000
Morgan Stanley Bank of America Merrill Lynch Trust
(p)
Series 2025-5C2  Class C
11/15/2058 5.743% 400,000 394,477
Morgan Stanley Capital I Trust
(f)
Series 2024-BPR2  Class A
05/05/2029 7.291% 1,912,594 1,985,646
NYC Commercial Mortgage Trust
(f),(p)
Series 2025-77C  Class E
01/10/2036 6.472% 500,000 490,605
PLYM Commercial Mortgage Trust
(a),(f)
Series 2026-IND  Class A
1 mo. USD Term SOFR + 1.250%
Floor 1.250%
03/15/2043 4.875% 235,000 235,074
ROCK Trust
(f)
Series 2024-CNTR  Class E
11/13/2041 8.819% 500,000 519,474
SG Commercial Mortgage Securities Trust
(f),(p)
Series 2019-PREZ  Class E
09/15/2039 3.593% 100,000 75,309
SLG Office Trust
(f)
Series 2021-OVA  Class E
07/15/2041 2.851% 240,000 205,366
SMRT Commercial Mortgage Trust
(a),(f)
Series 2022-MINI  Class D
1 mo. USD Term SOFR + 1.950%
Floor 1.950%
01/15/2039 5.576% 1,000,000 998,750
SWCH Commercial Mortgage Trust
(a),(f)
Series 2025-DATA  Class E
1 mo. USD Term SOFR + 3.340%
Floor 3.290%
02/15/2042 6.966% 200,000 197,632
Wells Fargo Commercial Mortgage Trust
(p),(q)
Series 2026-5C10  Class XB
06/15/2059 0.474% 13,219,000 325,518
Wells Fargo Commercial Mortgage Trust
Series 2026-5C9  Class A3
05/15/2059 5.486% 700,000 715,371
Wells Fargo Commercial Mortgage Trust
(p)
Series 2016-NXS6  Class C
11/15/2049 4.400% 120,000 117,361
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 86,746,406) 78,549,506
Issuer . Shares
.
Value ($)
Preferred Stocks 0.0%
Information Technology 0.0%
Software 0.0%
Strategy, Inc.
(k)
12.000% 1,700 144,262
Strategy, Inc.
(k)
10.000% 804 74,531
Total 218,793
Total Information Technology 218,793
Total Preferred Stocks
(Cost $ 236,613) 218,793
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
5.3%
Advertising 0.1%
Advantage Sales & Marketing, Inc.
(a),(r)
2026 First Out Term Loan
3 mo. USD Term SOFR + 6.00%
04/19/2030 9.930% - 9.994% 400,000 356,000
CMG Media Corp.
(a),(r)
2024 Term Loan
3 mo. USD Term SOFR +
3.500%
06/18/2029 7.332% 1,117,128 1,006,655
Neptune Bidco U.S., Inc.
(a),(c),(r)
2026 USD Term Loan B
3 mo. USD Term SOFR +
5.000%
02/03/2033 8.769% 2,095,000 2,075,789
Total 3,438,444
Aerospace & Defense 0.2%
Air Comm Corp. LLC
(a),(c),(r)
2025 Term Loan
12/11/2031 0.000% 381,362 381,126
2025 Delayed Draw Term Loan
12/11/2031 0.000% 18,638 18,626
Dynasty Acquisition Co., Inc.
(a),(r)
2024 1st Lien Term Loan B1
1 mo. USD Term SOFR +
2.000%
10/31/2031 5.644% 216,783 217,210
2024 1st Lien Term Loan B2
1 mo. USD Term SOFR +
2.000%
10/31/2031 5.644% 82,457 82,620
Kaman Corp.
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
02/26/2032 5.670% 448,032 447,082

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
36
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Kaman Corp.
(a),(r),(s)
2026 Delayed Draw Term Loan
02/26/2032 0.000% 51,968 51,858
TransDigm, Inc.
(a),(r)
2023 Term Loan J
1 mo. USD Term SOFR +
2.500%
02/28/2031 6.144% 300,000 300,036
2024 Term Loan L
1 mo. USD Term SOFR +
2.500%
01/19/2032 6.144% 300,000 300,015
2025 Term Loan M
1 mo. USD Term SOFR +
2.500%
08/19/2032 6.144% 398,995 399,043
2026 Term Loan N
1 mo. USD Term SOFR +
2.500%
02/13/2033 6.144% 500,000 499,920
TransDigm, Inc.
(a),(c),(r)
2025 Term Loan K
03/22/2030 0.000% 900,000 900,054
Total 3,597,590
Agriculture 0.0%
Golden State Food LLC
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
3.500%
12/04/2031 7.232% 299,250 299,376
1 1 1 1 1
Airlines 0.1%
American Airlines, Inc.
(a),(c),(r)
2023 1st Lien Term Loan
06/04/2029 0.000% 500,000 490,925
2026 1st Lien Term Loan B
U.S. (Fed) Prime Rate +
2.000%
05/29/2033 6.666% 1,115,000 1,100,137
American Airlines, Inc.
(a),(r)
2025 Term Loan
3 mo. USD Term SOFR +
2.250%
04/20/2028 5.925% 300,000 299,484
OneSky Flight LLC
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.750%
02/17/2033 6.387% 200,000 200,438
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
VistaJet Malta Finance PLC
(a),(c),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
3.750%
04/01/2031 7.442% 425,000 426,381
Total 2,517,365
Apparel 0.1%
ABG Intermediate Holdings 2 LLC
(a),(c),(r)
2024 1st Lien Term Loan B
12/21/2028 0.000% 1,100,000 1,100,000
Beach Acquisition Bidco LLC
(a),(r)
USD Term Loan B
1 mo. USD Term SOFR +
2.750%
09/12/2032 6.394% 299,250 300,426
Varsity Brands, Inc.
(a),(r)
2025 1st Lien Term Loan
3 mo. USD Term SOFR +
2.750%
08/26/2031 6.482% 498,744 499,188
WH Borrower LLC
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
4.500%
02/20/2032 8.142% 1,400,000 1,401,120
Total 3,300,734
Auto Manufacturers 0.0%
American Trailer World Corp.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
3.750%
03/03/2028 7.494% 300,000 201,249
1 1 1 1 1
Auto Parts & Equipment 0.0%
American Axle & Manufacturing, Inc.
(a),(r)
2025 Incremental Term Loan C
1 mo. USD Term SOFR +
3.25%, 3 mo. USD Term SOFR
+ 3.25%
02/03/2033 6.874% - 6.915% 299,242 299,117
Clarios Global LP
(a),(r)
2024 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
05/06/2030 6.144% 300,000 300,000
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
01/28/2032 6.144% 700,000 700,000
Total 1,299,117

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
37
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Beverages 0.0%
Celsius Holdings, Inc.
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
2.250%
04/01/2032 5.982% 199,497 200,495
Naked Juice LLC
(a),(r)
2025 FLFO Term Loan
3 mo. USD Term SOFR +
5.500%
01/24/2029 9.232% 400,000 405,216
Primo Brands Corp.
(a),(c),(r)
2026 Term Loan B
03/31/2031 0.000% 700,000 702,940
Total 1,308,651
Biotechnology 0.0%
BioMarin Pharmaceutical, Inc.
(a),(r)
Term Loan B
6 mo. USD Term SOFR +
1.750%
04/27/2033 5.428% 300,000 299,850
Genmab AS
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
12/13/2032 5.732% 487,179 486,571
Grifols Worldwide Operations USA, Inc.
(a),(r)
2026 USD Term Loan B
6 mo. USD Term SOFR +
2.500%
04/14/2033 6.187% 299,250 299,849
Total 1,086,270
Building Materials 0.1%
Chamberlain Group, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
09/08/2032 6.644% 398,992 398,901
Cornerstone Building Brands, Inc.
(a),(c),(r)
2022 Term Loan
08/01/2028 0.000% 60,000 34,200
Cornerstone Building Brands, Inc.
(a),(r)
2021 Term Loan B
3 mo. USD Term SOFR +
3.250%
04/12/2028 7.014% 1,100,000 667,700
2024 Term Loan B
3 mo. USD Term SOFR +
4.500%
05/15/2031 8.164% 180,000 91,440
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
EMRLD Borrower LP
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
2.250%
08/04/2031 5.894% 299,244 298,828
Griffon Corp.
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
2.000%
01/24/2029 5.644% 220,930 220,586
PHRG Intermediate LLC
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
4.000%
02/20/2032 7.732% 498,741 494,875
Quikrete Holdings, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
02/10/2032 5.894% 1,097,222 1,095,851
Total 3,302,381
Chemicals 0.3%
Arthur U.S. Finco, Inc.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
5.250%
12/14/2029 8.982% 398,980 357,753
Aruba Investments Holdings LLC
(a),(r)
2020 2nd Lien Term Loan
3 mo. USD Term SOFR +
7.750%
11/24/2028 11.516% 270,000 202,500
Aruba Investments Holdings LLC
(a),(c),(r)
2020 USD Term Loan
11/24/2027 0.000% 305,000 279,075
2022 USD Incremental Term
Loan
11/24/2027 0.000% 70,000 64,050
Bakelite U.S. Holdco, Inc.
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
3.750%
12/23/2031 7.482% 498,734 497,043
Chemours Co.
(a),(r)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.500%
10/15/2032 7.144% 598,496 596,629

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
38
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Consolidated Energy Finance SA
(a),(c),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
4.500%
11/15/2030 8.163% 1,132,385 1,104,359
Consolidated Energy Finance SA
(a),(r)
2026 Incremental Term Loan
3 mo. USD Term SOFR +
4.750%
11/15/2030 8.413% 324,188 313,920
Derby Buyer LLC
(a),(c),(r)
2026 Term Loan
11/01/2030 0.000% 200,000 199,964
Discovery Purchaser Corp.
(a),(c),(r)
Term Loan
10/04/2029 0.000% 1,265,000 1,258,675
Hexion Holdings Corp.
(a),(r)
2022 USD 2nd Lien Term Loan
1 mo. USD Term SOFR +
7.440%
03/15/2030 11.181% 220,000 203,775
Hexion Holdings Corp.
(a),(c),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
4.000%
03/15/2029 7.652% 1,610,000 1,553,988
Lonza Group AG
(a),(c),(r)
USD Term Loan B
07/03/2028 0.000% 2,165,000 2,046,337
M2S Group Holdings, Inc.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
4.750%
08/25/2031 8.413% 1,040,000 1,030,255
Mativ Holdings, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
4.500%
04/04/2033 8.144% 565,000 565,000
Natgasoline LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
5.500%
03/29/2030 9.144% 496,795 495,553
Nouryon Finance BV
(a),(r)
2024 USD Term Loan B1
6 mo. USD Term SOFR +
3.250%
04/03/2028 6.936% 200,000 199,834
Qnity Electronics, Inc.
(a),(c),(r)
Term Loan B
11/01/2032 0.000% 500,000 500,515
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Tronox Finance LLC
(a),(c),(r)
2024 1st Lien Term Loan B
09/30/2031 0.000% 305,000 247,486
USALCO LLC
(a),(c),(r)
2025 Term Loan
1-month Term SOFR + 3.500%
09/30/2031 0.000% 300,000 298,812
W.R. Grace & Co.-Conn.
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
3.000%
08/19/2032 6.732% 299,246 297,998
Total 12,313,521
Commercial Services 0.4%
AlixPartners LLP
(a),(c),(r)
2025 USD Term Loan
08/12/2032 0.000% 200,000 198,676
Allied Universal Holdco LLC
(a),(c),(r)
2025 USD Term Loan B
08/20/2032 0.000% 1,400,000 1,399,817
Anticimex International AB
(a),(c),(r)
2025 USD Term Loan
11/17/2031 0.000% 400,000 400,356
APi Group DE, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
1.750%
05/16/2033 5.394% 234,413 233,850
Astro Acquisition LLC
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
08/30/2032 6.232% 200,000 200,000
Avis Budget Car Rental LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
07/16/2032 6.144% 169,572 168,865
Belron Finance 2019 LLC
(a),(r)
2026 Repriced Term Loan B
3 mo. USD Term SOFR +
2.000%
10/16/2031 5.657% 498,747 498,019
BIFM U.S. Finance LLC
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.250%
05/31/2028 6.894% 299,241 299,989

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
39
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Brock Holdings III, Inc.
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
6.000%
05/02/2030 9.732% 59,848 53,863
CHG Healthcare Services, Inc.
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
3.000%
09/29/2031 6.657% 299,250 299,235
CompoSecure Holdings LLC
(a),(c),(r)
Term Loan
01/14/2033 0.000% 500,000 496,680
Congruex Group LLC
(a),(c),(r)
Term Loan
05/03/2029 0.000% 300,000 180,699
Corp. Service Co.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.000%
11/02/2029 5.644% 295,868 294,093
Corpay Technologies Operating Co. LLC
(a),(c),(r)
2025 Term Loan B
11/05/2032 0.000% 400,000 398,784
Crash Champions LLC
(a),(c),(r)
2024 Term Loan B
02/23/2029 0.000% 335,000 311,905
Eagle Parent Corp.
(a),(r)
2022 Term Loan B
3 mo. USD Term SOFR +
4.250%
04/02/2029 7.982% 598,438 600,981
Ensemble RCM LLC
(a),(c),(r)
2026 Term Loan B
02/09/2033 0.000% 1,000,000 995,749
Fugue Finance BV
(a),(r)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.250%
01/09/2032 5.916% 398,997 397,513
Jupiter Buyer, Inc.
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
4.000%
11/03/2031 7.732% 398,990 399,489
Nuvei Corp.
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
11/17/2031 6.144% 598,489 581,486
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
OMNIA Partners LLC
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
12/31/2032 6.417% 500,000 500,250
Parexel International Corp.
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
12/12/2031 6.144% 698,246 698,246
Priority Holdings LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.750%
08/02/2032 7.394% 200,000 196,400
Pye-Barker Fire & Safety LLC
(a),(c),(r)
2025 Term Loan
12/16/2032 0.000% 261,000 261,326
2025 Delayed Draw Term Loan
12/16/2032 0.000% 39,000 39,049
Shift4 Payments LLC
(r)
2025 Repriced Term Loan B
07/03/2032 0.000% 80,000 79,634
Spin Holdco, Inc.
(a),(c),(r)
2026 First Lien First Out Term
Loan
09/04/2030 0.000% 200,000 204,968
Spin Holdco, Inc.
(a),(r)
2026 First Lien Second Out
Term Loan
3 mo. USD Term SOFR +
4.000%
09/04/2030 7.928% 2,115,000 1,584,007
Trans Union LLC
(a),(r)
2024 Term Loan B8
1 mo. USD Term SOFR +
1.750%
06/24/2031 5.394% 299,237 298,354
Wand NewCo 3, Inc.
(a),(c),(r)
2025 Repriced Term Loan B
01/30/2031 0.000% 170,000 169,716
Wash Multifamily Parent, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
3.000%
09/10/2032 6.644% 149,625 149,812
Total 12,591,811

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
40
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Computers 0.1%
Ahead DB Holdings LLC
(a),(r)
2024 Term Loan B4
3 mo. USD Term SOFR +
2.500%
02/03/2031 6.232% 339,143 333,092
Amentum Holdings, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
1.750%
09/29/2031 5.394% 552,860 551,754
CACI International, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
1.750%
10/30/2031 5.394% 299,241 298,681
Cyberswift U.S. Finco LLC
(a),(c),(r)
Term Loan B
10/08/2032 0.000% 250,000 248,750
KnowBe4, Inc.
(a),(r)
2025 Term Loan
3 mo. USD Term SOFR +
3.750%
07/23/2032 7.413% 648,371 502,487
Maximus, Inc.
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
2.000%
05/30/2031 5.644% 169,567 168,879
Nielsen Consumer, Inc.
(a),(r)
2025 USD 1st Lien Term Loan
1 mo. USD Term SOFR +
2.250%
10/31/2030 5.894% 299,244 295,504
Optiv Security, Inc.
(a),(r)
2023 Term Loan
3 mo. USD Term SOFR +
5.250%
05/01/2028 8.920% 352,503 236,529
Peraton Corp.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
3.750%
02/01/2028 7.513% 1,550,000 1,395,001
Ping Identity Corp.
(a),(r)
2025 Term Loan
1 mo. USD Term SOFR +
2.750%
11/15/2032 6.375% 300,000 291,750
Total 4,322,427
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Cosmetics & Personal Care 0.0%
Prestige Brands, Inc.
(a),(r),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
06/13/2033 5.621% 145,000 145,000
1 1 1 1 1
Distribution & Wholesale 0.1%
ADI Global Distribution Funding LLC
(a),(c),(r)
Term Loan B
06/17/2033 0.000% 60,000 60,075
BCPE Empire Holdings, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
12/11/2030 6.894% 997,468 983,135
2026 10th Amendment Term
Loan
1 mo. USD Term SOFR +
3.500%
12/29/2032 7.144% 1,236,900 1,220,411
Core & Main LP
(a),(c),(r)
2026 Term Loan B
06/24/2033 0.000% 135,000 134,663
Gloves Buyer, Inc.
(a),(c),(r)
2025 Term Loan
05/21/2032 0.000% 500,000 501,355
Windsor Holdings III LLC
(a),(r)
2025 USD Term Loan B
1 mo. USD Term SOFR +
2.750%
08/01/2030 6.394% 498,734 498,111
Total 3,397,750
Diversified Financial Services 0.1%
Azorra Soar TLB Finance Ltd.
(a),(c),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
10/18/2029 6.164% 304,241 304,493
CFC Bidco 2022 Ltd.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
3.500%
07/01/2032 7.182% 300,000 281,001
Citadel Securities LP
(a),(c),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
06/10/2033 5.661% 660,000 658,396

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
41
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Focus Financial Partners LLC
(a),(r)
2025 Incremental Term Loan B
1 mo. USD Term SOFR +
2.500%
09/15/2031 6.144% 498,744 486,026
GEN II Fund Services LLC
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
11/26/2031 6.482% 299,242 298,494
GTCR Everest Borrower LLC
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
09/05/2031 6.232% 299,248 297,800
HighTower Holdings LLC
(a),(c),(r)
2026 Delayed Draw Term Loan
02/03/2032 0.000% 2,500 2,479
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
2.750%
02/03/2032 6.408% 506,241 501,892
Jane Street Group LLC
(a),(c),(r)
2024 Term Loan B1
12/15/2031 0.000% 1,000,000 990,080
Jupiter Borrower, Inc.
(r)
Term Loan B
06/30/2033 0.000% 600,000 598,752
Orion U.S. Finco, Inc.
(a),(c),(r)
1st Lien Term Loan
10/08/2032 0.000% 300,000 299,934
Superannuation & Investments U.S. LLC
(a),(r)
2026 Term Loan
1 mo. USD Term SOFR +
2.500%
12/01/2028 6.144% 299,248 298,437
Vericast Corp.
(a),(r)
2024 Extended Term Loan
6 mo. USD Term SOFR +
7.750%
06/15/2030 11.615% 426,684 422,950
VFH Parent LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
06/21/2031 6.144% 300,000 299,850
Total 5,740,584
Electric 0.1%
Alpha Generation LLC
(a),(c),(r)
Term Loan B
09/30/2031 0.000% 400,000 395,924
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Calpine Construction Finance Co. LP
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
1.750%
07/31/2030 5.394% 300,000 299,577
Cogentrix Finance Holdco I LLC
(a),(c),(r)
Repriced Term Loan B
02/26/2032 0.000% 276,407 275,815
Lightning Power LLC
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.250%
08/18/2031 5.894% 500,000 500,066
MRP Buyer LLC
(a),(r)
Term Loan
3 mo. USD Term SOFR +
3.250%
06/04/2032 6.982% 265,400 266,064
Delayed Draw Term Loan
3 mo. USD Term SOFR +
3.250%
06/04/2032 6.982% 33,846 33,930
Talen Energy Supply LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.000%
11/26/2032 5.644% 398,997 395,506
Total 2,166,882
Electrical Components & Equipment 0.0%
Belden, Inc.
(a),(c),(r)
Term Loan
06/10/2033 0.000% 185,000 185,000
1 1 1 1 1
Electronics 0.0%
Coherent Corp.
(a),(r)
2025 Term Loan B2
1 mo. USD Term SOFR +
1.750%
07/02/2029 5.394% 300,000 299,250
Pinnacle Buyer LLC
(a),(r)
Term Loan
3 mo. USD Term SOFR +
2.500%
10/01/2032 6.182% 251,511 251,826
Pinnacle Buyer LLC
(a),(r),(s)
Delayed Draw Term Loan
10/01/2032 2.500% 48,489 48,549
Resilience Parent LLC
(a),(r)
1st Lien Term Loan
6 mo. USD Term SOFR +
2.500%
02/28/2033 6.346% 380,000 379,088

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
42
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
TCP Sunbelt Acquisition Co.
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
4.250%
10/24/2031 7.916% 300,000 299,250
TTM Technologies, Inc.
(a),(r)
2026 Term Loan
1 mo. USD Term SOFR +
1.750%
05/30/2030 5.364% 170,000 170,000
Total 1,447,963
Engineering & Construction 0.2%
Artera Services LLC
(a),(c),(r)
2024 Term Loan
1 mo. USD Term SOFR +
4.500%
02/15/2031 8.144% 1,152,156 1,015,890
Asplundh Tree Expert LLC
(a),(c),(r)
2024 Incremental Term Loan B
05/23/2031 0.000% 300,000 299,577
Brand Industrial Services, Inc.
(a),(c),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
4.500%
08/01/2030 8.163% 977,666 762,374
Construction Partners, Inc.
(a),(c),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
11/03/2031 5.637% 394,440 393,928
DG Investment Intermediate Holdings 2, Inc.
(a),(r)
2025 Term Loan
1 mo. USD Term SOFR +
3.250%
07/09/2032 6.894% 498,747 499,370
Modern Aviation FBO Holdings LLC
(r)
Term Loan B
05/16/2033 0.000% 45,000 45,000
Osmose Utilities Services, Inc.
(a),(r)
Term Loan
1 mo. USD Term SOFR +
3.250%
06/23/2028 7.008% 349,084 346,794
Trilon Group LLC
(a),(r),(s)
2026 Delayed Draw Term Loan
06/10/2033 0.000% 17,551 17,529
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Trilon Group LLC
(a),(r)
2026 Term Loan
U.S. (Fed) Prime Rate +
2.500%
06/10/2033 7.124% 197,449 197,202
Total 3,577,664
Entertainment 0.2%
Allen Media LLC
(a),(r)
2021 Term Loan B
3 mo. USD Term SOFR +
5.500%
02/10/2027 9.382% 398,935 271,276
Caesars Entertainment, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.250%
02/06/2030 5.894% 996,914 961,712
2024 Term Loan B1
1 mo. USD Term SOFR +
2.250%
02/06/2031 5.894% 598,469 573,597
City Football Group Ltd.
(a),(r)
2024 Term Loan
3 mo. USD Term SOFR +
3.000%
07/22/2030 6.925% 897,710 893,221
Crown Finance U.S., Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
4.500%
12/02/2031 8.114% 1,097,229 1,098,602
Flutter Financing BV
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
1.750%
11/30/2030 5.482% 698,210 691,053
2025 Term Loan B
3 mo. USD Term SOFR +
2.000%
06/04/2032 5.732% 249,370 248,046
GVC Holdings Gibraltar Ltd.
(a),(c),(r)
2025 Term Loan B6 (2029)
10/31/2029 0.000% 400,000 399,224
2025 Term Loan B5 (2032)
07/31/2032 0.000% 300,000 299,499
J&J Ventures Gaming LLC
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.500%
04/26/2030 7.144% 498,737 496,064

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
43
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Light & Wonder International, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
04/16/2029 5.639% 299,250 299,250
TKO Worldwide Holdings LLC
(a),(c),(r)
2026 Term Loan B
11/21/2031 0.000% 400,000 398,500
Total 6,630,044
Environmental Control 0.0%
Filtration Group Corp.
(a),(r)
2025 USD Term Loan
1 mo. USD Term SOFR +
2.500%
10/21/2028 6.144% 182,785 182,785
GFL Environmental, Inc.
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
2.500%
03/03/2032 6.156% 598,492 598,194
Madison IAQ LLC
(a),(c),(r)
2026 Term Loan B
05/06/2032 0.000% 400,000 398,960
Total 1,179,939
Food 0.1%
Aspire Bakeries Holdings LLC
(a),(r)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
12/23/2030 6.644% 299,250 300,124
C&S Wholesale Grocers, Inc.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
5.000%
09/20/2030 8.732% 578,543 554,677
Cardenas Markets, Inc.
(a),(r)
2022 Term Loan
3 mo. USD Term SOFR +
6.750%
08/01/2029 10.582% 398,964 251,084
Chobani LLC
(a),(c),(r)
2025 Term Loan B
10/28/2032 0.000% 500,000 500,715
Fiesta Purchaser, Inc.
(a),(r)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
2.750%
02/12/2031 6.394% 400,000 391,932
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Froneri Lux Finco SARL
(a),(r)
2024 USD Term Loan B4
6 mo. USD Term SOFR +
2.250%
09/30/2031 5.877% 300,000 297,663
Newly Weds Foods, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.250%
03/15/2032 5.902% 598,489 598,237
Nourish Buyer I, Inc.
(a),(r)
2026 Repriced Term Loan B
3 mo. USD Term SOFR +
4.000%
07/09/2032 7.669% 500,000 502,655
Primary Products Finance LLC
(a),(c),(r)
2024 1st Lien Term Loan B
04/01/2029 0.000% 400,000 399,252
Total 3,796,339
Food Service 0.0%
Aramark Services, Inc.
(a),(r)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
1.750%
04/06/2028 5.394% 300,000 300,624
2025 Term Loan
1 mo. USD Term SOFR +
1.750%
06/22/2030 5.394% 300,000 299,850
TKC Holdings, Inc.
(a),(r)
2026 Term Loan
1 mo. USD Term SOFR +
4.500%
08/19/2030 8.137% 189,525 188,577
Total 789,051
Forest Products & Paper 0.0%
Spa Holdings 3 OYJ
(a),(r)
2025 USD Term Loan B
3 mo. USD Term SOFR +
4.250%
05/23/2030 8.244% 200,000 198,834
1 1 1 1 1
Healthcare Products 0.1%
Bausch & Lomb Corp.
(a),(r)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.750%
01/15/2031 7.394% 498,750 499,373

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
44
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Hologic, Inc.
(a),(r)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.250%
04/07/2033 5.995% 800,000 782,168
McKesson Medical-Surgical Top Holdings, Inc.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
2.250%
06/09/2032 5.982% 360,000 359,701
QuidelOrtho Corp.
(a),(r)
Term Loan
1 mo. USD Term SOFR +
4.000%
08/20/2032 7.644% 850,000 835,126
Total 2,476,368
Healthcare Services 0.1%
Charlotte Buyer, Inc.
(a),(c),(r)
2025 Repriced Term Loan B
02/11/2028 0.000% 400,000 399,284
2026 Term Loan B
06/11/2031 0.000% 120,000 119,785
DaVita, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
1.750%
05/09/2031 5.370% 500,000 498,985
ExamWorks BidCo, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.500%
02/06/2033 6.144% 300,000 300,126
Global Medical Response, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
10/01/2032 6.889% 243,275 243,817
Heartland Dental LLC
(a),(r)
2025 Term Loan
1 mo. USD Term SOFR +
3.500%
08/25/2032 7.144% 299,244 299,301
Help At Home, Inc.
(a),(c),(r)
2024 Term Loan B
09/24/2031 0.000% 600,000 529,092
MED ParentCo LP
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.000%
04/15/2031 6.644% 299,248 299,374
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
National Mentor Holdings, Inc.
(a),(c),(r)
2025 1st Lien Term Loan B
12/12/2030 0.000% 600,000 603,528
Phoenix Guarantor, Inc.
(a),(c),(r)
2026 Term Loan B
02/21/2031 0.000% 272,428 271,782
Total 3,565,074
Home Builders 0.0%
Lippert Colipper
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
03/25/2032 5.894% 299,244 298,496
1 1 1 1 1
Home Furnishings 0.1%
AI Aqua Merger Sub, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.50%, 3 mo. USD Term SOFR
+ 2.50%
07/31/2028 6.119% - 6.164% 1,097,250 1,095,780
AI Aqua Merger Sub, Inc.
(a),(c),(r)
2026 USD Term Loan B
06/24/2033 0.000% 965,000 963,919
Somnigroup International, Inc.
(a),(c),(r)
Term Loan B
10/24/2031 0.000% 500,000 501,500
TGP Holdings III LLC
(a),(c),(r)
2021 Term Loan
1 mo. USD Term SOFR +
3.250%
06/29/2028 6.994% 466,995 439,236
Weber-Stephen Products LLC
(a),(c),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
3.750%
10/01/2032 7.442% 998,058 984,694
Total 3,985,129
Insurance 0.4%
Acrisure LLC
(a),(r)
2024 1st Lien Term Loan B6
1 mo. USD Term SOFR +
3.000%
11/06/2030 6.644% 2,094,684 1,890,452
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
06/21/2032 6.894% 498,741 449,365

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
45
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Alera Group, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.750%
05/30/2032 6.394% 598,496 567,751
Alliant Holdings Intermediate LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
09/19/2031 6.144% 505,000 497,773
AmWINS Group, Inc.
(a),(c),(r)
2026 Term Loan B
01/30/2032 0.000% 400,000 390,780
Asurion LLC
(a),(r)
2021 Second Lien Term Loan
B4
3 mo. USD Term SOFR +
5.250%
01/20/2029 9.028% 600,000 592,200
2024 Term Loan B12
3 mo. USD Term SOFR +
4.250%
09/19/2030 7.913% 698,223 689,146
2026 Term Loan B14
3 mo. USD Term SOFR +
3.750%
02/23/2033 7.413% 2,144,625 2,023,991
Broadstreet Partners, Inc.
(a),(r)
2024 Term Loan B4
1 mo. USD Term SOFR +
2.500%
06/13/2031 6.144% 443,998 427,815
HUB International Ltd.
(a),(c),(r)
2025 Term Loan B
3-month Term SOFR + 2.250%
06/20/2030 0.000% 1,000,000 998,360
Ryan Specialty Group LLC
(a),(c),(r)
2024 USD Term Loan B
09/15/2031 0.000% 300,000 299,157
Sedgwick Claims Management Services, Inc.
(a),(r)
2023 Term Loan B
1 mo. USD Term SOFR +
2.500%
07/31/2031 6.144% 598,489 590,708
Truist Insurance Holdings LLC
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/06/2031 6.482% 600,000 585,150
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
USI, Inc.
(a),(r)
2024 Term Loan D
3 mo. USD Term SOFR +
2.250%
11/21/2029 5.982% 500,000 498,000
Total 10,500,648
Internet 0.2%
AP Core Holdings II LLC
(a),(c),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
6.500%
05/15/2031 10.143% 940,000 934,416
Chewy, Inc.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
1.750%
06/23/2033 5.446% 85,000 84,894
CNT Holdings I Corp.
(a),(r)
2025 Term Loan
3 mo. USD Term SOFR +
2.500%
11/08/2032 6.163% 299,242 299,341
Gen Digital, Inc.
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
1.750%
09/12/2029 5.394% 946,255 933,916
Go Daddy Operating Co. LLC
(a),(r)
2024 Term Loan B8
1 mo. USD Term SOFR +
1.750%
11/09/2029 5.394% 299,239 292,398
MH Sub I LLC
(a),(r)
2021 2nd Lien Term Loan
1 mo. USD Term SOFR +
6.250%
02/23/2029 9.894% 200,000 185,100
2024 Term Loan B4
1 mo. USD Term SOFR +
4.250%
12/31/2031 7.894% 698,228 603,269
MH Sub I LLC
(a),(c),(r)
2023 Term Loan
1 mo. USD Term SOFR +
4.250%
05/03/2028 7.894% 1,326,671 1,287,972
Proofpoint, Inc.
(a),(c),(r)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
3.000%
08/31/2028 6.732% 1,793,796 1,728,771

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
46
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Sweetwater Borrower LLC
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
4.000%
02/17/2033 7.644% 395,376 397,353
TripAdvisor, Inc.
(a),(r)
Term Loan
1 mo. USD Term SOFR +
2.750%
07/08/2031 6.394% 149,619 142,762
Total 6,890,192
Investment Companies 0.0%
NEXUS Buyer LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.500%
07/31/2031 7.144% 598,485 575,772
2025 Incremental Term Loan
1 mo. USD Term SOFR +
4.000%
07/31/2031 7.644% 184,535 178,176
2025 2nd Lien Term Loan B
1 mo. USD Term SOFR +
5.750%
02/16/2032 9.394% 450,000 436,077
Total 1,190,025
Leisure Time 0.1%
19th Holdings Golf LLC
(a),(r)
2022 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/07/2029 6.964% 398,961 399,835
Horizon U.S. Finco LP
(a),(c),(r)
Term Loan B
3 mo. USD Term SOFR +
4.750%
10/31/2031 8.413% 775,000 722,687
Kingpin Intermediate Holdings LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
09/22/2032 6.894% 299,248 259,673
LC AHAB U.S. Bidco LLC
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.500%
05/01/2031 6.144% 299,239 298,490
Life Time Fitness, Inc.
(a),(r)
2025 Term Loan
1 mo. USD Term SOFR +
2.000%
11/05/2031 5.613% 400,000 400,100
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
MajorDrive Holdings IV LLC
(a),(c),(r)
Term Loan B
3 mo. USD Term SOFR +
4.000%
06/01/2028 7.994% 448,871 429,898
Recess Holdings, Inc.
(a),(r)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
3.750%
02/20/2030 7.417% 299,241 298,696
SGH2 LLC
(a),(r)
2025 USD Term Loan B
3 mo. USD Term SOFR +
4.500%
08/18/2032 8.232% 200,000 199,500
Total 3,008,879
Lodging 0.1%
Fertitta Entertainment LLC
(a),(c),(r)
2022 Term Loan B
1-month Term SOFR + 3.250%
01/27/2029 0.000% 2,200,000 2,196,655
Four Seasons Hotels Ltd.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
1.750%
09/22/2032 5.394% 400,000 401,956
Hilton Grand Vacations Borrower LLC
(a),(r)
2021 Term Loan B
1 mo. USD Term SOFR +
2.000%
08/02/2028 5.644% 598,485 597,737
2024 Incremental Term Loan B
1 mo. USD Term SOFR +
2.000%
01/17/2031 5.644% 299,242 298,387
Station Casinos LLC
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
2.000%
03/14/2031 5.644% 598,469 598,033
Total 4,092,768
Machinery - Construction, & Mining 0.0%
Chromalloy Corp.
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
3.250%
03/27/2031 6.932% 300,000 301,218

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
47
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
WEC U.S. Holdings Ltd.
(a),(r)
2024 Term Loan
1 mo. USD Term SOFR +
2.000%
01/27/2031 5.620% 600,000 599,310
Total 900,528
Machinery - Diversified 0.0%
CD&R Hydra Buyer, Inc.
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
4.000%
03/25/2031 7.744% 698,214 698,361
Columbus McKinnon Corp.
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
3.500%
02/03/2033 7.232% 299,151 298,277
Crown Equipment Corp.
(a),(r)
2025 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.000%
10/10/2031 5.620% 300,000 300,189
Roper Industrial Products Investment Co. LLC
(a),(r)
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
11/22/2029 6.144% 299,250 298,891
Total 1,595,718
Media 0.2%
Altice France SA
(a),(r)
2025 USD Term Loan B14
3 mo. USD Term SOFR +
6.880%
05/31/2031 10.548% 1,950,000 1,987,050
Discovery Global Holdings, Inc.
(a),(r)
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
06/03/2033 6.144% 1,319,135 1,319,015
Dotdash Meredith, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.500%
06/16/2032 7.120% 650,000 610,389
Nexstar Broadcasting, Inc.
(a),(r)
2025 Term Loan B5
1 mo. USD Term SOFR +
2.500%
06/28/2032 6.144% 398,992 394,380
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
2026 Term Loan B7
1 mo. USD Term SOFR +
2.750%
03/18/2033 6.394% 522,857 516,787
Sinclair Television Group, Inc.
(a),(r)
2025 Term Loan B6
1 mo. USD Term SOFR +
3.300%
12/31/2029 7.058% 249,375 217,425
2025 Term Loan B7
3 mo. USD Term SOFR +
4.100%
12/31/2030 7.932% 299,250 259,414
Univision Communications, Inc.
(a),(r)
2022 Term Loan B
1 mo. USD Term SOFR +
3.250%
01/31/2029 7.008% 398,958 396,465
Versant Media Group, Inc.
(a),(r)
Term Loan B
3 mo. USD Term SOFR +
3.500%
01/30/2031 7.232% 505,000 505,904
Total 6,206,829
Metal Fabricate & Hardware 0.0%
BCPE HIPH Parent, Inc.
(r)
2026 Term Loan
07/05/2033 0.000% 108,535 108,535
2026 Delayed Draw Term Loan
07/05/2033 0.000% 11,465 11,465
Tiger Acquisition LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
08/23/2032 6.153% 300,000 300,687
Total 420,687
Miscellaneous Manufacturing 0.0%
CoorsTek, Inc.
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
10/28/2032 6.228% 300,000 300,189
Groupe Solmax, Inc.
(a),(r)
Term Loan
1 mo. USD Term SOFR +
4.75%, 3 mo. USD Term SOFR
+ 4.75%
05/29/2028 8.508% - 8.744% 306,022 281,191
Total 581,380

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
48
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Oil & Gas 0.0%
Apro LLC
(a),(c),(r)
2024 Term Loan B
07/09/2031 0.000% 400,000 399,916
1 1 1 1 1
Packaging & Containers 0.2%
Berlin Packaging LLC
(a),(c),(r)
2025 Term Loan B7
06/07/2031 0.000% 500,000 497,065
Charter NEX U.S., Inc.
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
11/29/2030 6.114% 398,945 398,833
Clydesdale Acquisition Holdings, Inc.
(a),(c),(r)
Term Loan B
1 mo. USD Term SOFR +
3.180%
04/13/2029 6.819% 1,650,000 1,618,864
Clydesdale Acquisition Holdings, Inc.
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
04/01/2032 6.894% 698,237 670,160
Proampac PG Borrower LLC
(a),(r)
2026 USD Term Loan B
1 mo. USD Term SOFR +
4.00%, 3 mo. USD Term SOFR
+ 4.00%
03/07/2033 7.652% - 7.666% 400,000 392,644
Sword Purchaser LLC
(a),(r)
USD Term Loan B
1 mo. USD Term SOFR +
4.000%
04/11/2033 7.644% 600,000 584,346
TricorBraun Holdings, Inc.
(a),(r)
2021 Term Loan
1 mo. USD Term SOFR +
3.250%
03/03/2031 6.894% 498,691 465,498
Total 4,627,410
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC
(a),(r)
2026 Term Loan
1 mo. USD Term SOFR +
3.000%
08/01/2032 6.644% 398,997 400,246
Bausch Health Cos., Inc.
(a),(c),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
6.250%
10/08/2030 9.894% 2,364,207 2,289,947
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Endo Luxembourg Finance Co. I SARL
(a),(c),(r)
2024 1st Lien Term Loan
04/23/2031 0.000% 500,000 500,000
IVC Acquisition Ltd.
(a),(c),(r)
2025 USD Repriced Term
Loan B
12/12/2028 0.000% 400,000 396,332
2026 USD Term Loan B
12/12/2031 0.000% 120,000 118,900
Jazz Financing Lux SARL
(a),(r)
2024 1st Lien Term Loan B2
1 mo. USD Term SOFR +
2.250%
05/05/2028 5.894% 497,963 498,999
Southern Veterinary Partners LLC
(a),(c),(r)
2025 Term Loan B
12/04/2031 0.000% 700,000 698,796
Total 4,903,220
Pipelines 0.1%
CQP Holdco LP
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
1.750%
12/31/2032 5.482% 700,000 695,499
EMG Utica LLC
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
3.500%
04/01/2030 7.232% 299,239 299,987
New Fortress Energy, Inc.
(a),(c),(l),(r)
2025 Incremental Term Loan B
10/30/2028 0.000% 3,225,000 1,900,074
Rockpoint Gas Storage Partners LP
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
2.250%
09/18/2031 5.982% 398,987 398,800
Venture Global Plaquemines LNG LLC
(a),(c),(r)
Base Term Loan
05/25/2029 0.000% 355,529 354,935
2024 Contingency Reserve
Delayed Draw Term Loan
05/25/2029 0.000% 44,471 44,360
Total 3,693,655
Private Equity 0.0%
Harbourvest Partners LLC
(a),(r)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.000%
04/19/2030 5.732% 300,000 298,875
1 1 1 1 1

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
49
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
REITS 0.0%
TPG RE Finance Trust, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.750%
05/16/2033 6.394% 170,000 169,788
1 1 1 1 1
Retail 0.6%
1011778 BC Unlimited Liability Co.
(a),(r)
2024 Term Loan B6
1 mo. USD Term SOFR +
1.750%
09/20/2030 5.394% 698,139 696,687
Boots Group Bidco Ltd.
(a),(r)
USD Term Loan
3 mo. USD Term SOFR +
3.250%
08/30/2032 6.920% 299,248 299,996
CWGS Group LLC
(a),(c),(r)
2021 Term Loan B
06/03/2028 0.000% 480,000 456,182
Dave & Buster's, Inc.
(a),(c),(r)
2024 Term Loan B
06/29/2029 0.000% 300,000 263,250
2024 1st Lien Term Loan B
11/01/2031 0.000% 500,000 403,890
EG America LLC
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
3.250%
02/10/2031 6.916% 1,230,000 1,233,075
Flynn Restaurant Group LP
(a),(r)
2025 Incremental Term Loan
1 mo. USD Term SOFR +
3.750%
01/28/2032 7.394% 598,485 591,728
Great Outdoors Group LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
01/23/2032 6.894% 4,588,354 4,599,825
Johnstone Supply LLC
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
2.250%
06/09/2031 5.870% 299,239 298,802
LBM Acquisition LLC
(a),(r)
2024 Incremental Term Loan B
1 mo. USD Term SOFR +
3.750%
06/06/2031 7.502% 423,919 354,201
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Michaels Cos., Inc.
(a),(c),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
5.000%
03/15/2033 8.732% 120,000 119,280
P.F. Chang's China Bistro, Inc.
(a),(c),(r)
2019 Term Loan B
09/03/2029 0.000% 200,000 174,112
Park River Holdings, Inc.
(a),(r)
2025 Term Loan
3 mo. USD Term SOFR +
4.500%
03/15/2031 8.192% 400,000 399,080
Peer Holding III BV
(a),(c),(r)
2025 USD Term Loan B
10/14/2032 0.000% 300,000 299,937
Restoration Hardware, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.500%
10/20/2028 6.258% 149,607 145,338
Restoration Hardware, Inc.
(a),(c),(r)
2022 Incremental Term Loan
1 mo. USD Term SOFR +
3.250%
10/20/2028 6.994% 399,611 392,770
RVR Dealership Holdings LLC
(a),(c),(r)
2026 Term Loan B
02/26/2033 0.000% 575,000 554,588
Splat Super Holdco LLC
(a),(c),(r)
2025 Term Loan
1 mo. USD Term SOFR +
5.000%
07/02/2032 8.644% 295,931 275,364
Splat Super Holdco LLC
(a),(c),(r),(s)
2025 Delayed Draw Term Loan
07/02/2032 5.000% 12,678 11,797
Staples, Inc.
(a),(r)
2024 Term Loan B
3 mo. USD Term SOFR +
5.750%
09/04/2029 9.413% 1,030,000 955,428
Tory Burch LLC
(a),(c),(r)
2026 Term Loan B
04/30/2031 0.000% 545,000 542,389
Whatabrands LLC
(a),(r)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.500%
08/03/2028 6.144% 598,481 597,500

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
50
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
White Cap Buyer LLC
(a),(r)
2024 Term Loan B
1 mo. USD Term SOFR +
3.250%
10/19/2029 6.894% 600,000 598,602
2026 Incremental Term Loan B
1 mo. USD Term SOFR +
3.500%
02/10/2033 7.144% 300,000 298,593
Total 14,562,414
Software 0.7%
Applied Systems, Inc.
(a),(c),(r)
2024 1st Lien Term Loan
02/24/2031 0.000% 600,000 588,750
Ascend Learning LLC
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.000%
12/11/2028 6.644% 698,232 680,001
Athenahealth Group, Inc.
(a),(c),(r)
2022 Term Loan B
02/15/2029 0.000% 705,260 703,349
Aurora Lux Finco SARL
(a),(c),(r)
2025 Term Loan B
10/01/2032 0.000% 400,000 355,000
Bending Spoons U.S., Inc.
(a),(c),(r)
USD Term Loan B
03/07/2031 0.000% 140,000 137,340
Cast & Crew Payroll LLC
(a),(r)
2021 Incremental Term Loan
3 mo. USD Term SOFR +
3.750%
12/29/2028 7.413% 299,217 111,832
Cloud Software Group, Inc.
(a),(r)
2025 Term Loan B (2031)
3 mo. USD Term SOFR +
3.250%
03/21/2031 6.982% 847,864 740,821
2025 Term Loan B (2032)
3 mo. USD Term SOFR +
3.250%
08/13/2032 6.982% 598,492 515,984
Constant Contact, Inc.
(a),(r)
Term Loan
3 mo. USD Term SOFR +
4.000%
02/10/2028 7.935% 1,085,000 1,050,898
CoreWeave Financing DDTL V LLC
(a),(c),(r),(s)
Delayed Draw Term Loan
1 mo. USD Term SOFR +
4.500%
11/17/2031 8.113% 975,000 994,295
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Cotiviti Corp.
(a),(r)
2024 Term Loan
1 mo. USD Term SOFR +
2.750%
05/01/2031 6.370% 598,477 546,487
2024 Fixed Term Loan B
05/01/2031 7.625% 250,000 233,125
2025 2nd Amendment Term
Loan
1 mo. USD Term SOFR +
2.750%
03/26/2032 6.370% 299,244 271,190
Darktrace PLC
(a),(c),(r)
1st Lien Term Loan
3 mo. USD Term SOFR +
3.250%
10/09/2031 6.927% 848,485 771,697
Dayforce, Inc.
(a),(c),(r)
2026 Term Loan
02/04/2033 0.000% 900,000 817,749
DCert Buyer, Inc.
(a),(c),(r)
2021 2nd Lien Term Loan
1 mo. USD Term SOFR +
7.000%
02/19/2029 10.644% 300,000 248,439
Disco Parent, Inc.
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
3.000%
08/06/2032 6.666% 299,248 291,767
Electronic Arts, Inc.
(a),(c),(r)
USD Term Loan B
03/24/2033 0.000% 1,100,000 1,102,366
Ellucian Holdings, Inc.
(a),(c),(r)
2024 1st Lien Term Loan B
10/09/2029 0.000% 500,000 481,470
Epicor Software Corp.
(a),(r)
2024 Term Loan F
1 mo. USD Term SOFR +
2.750%
05/30/2031 6.394% 498,731 475,665
Genesys Cloud Services Holdings II LLC
(a),(r)
2025 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
01/30/2032 6.144% 500,000 477,985
Kaseya, Inc.
(a),(c),(r)
2025 2nd Lien Term Loan B
03/21/2033 0.000% 400,000 240,500

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
51
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Kaseya, Inc.
(a),(r)
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.250%
03/22/2032 6.913% 897,727 690,747
Mitchell International, Inc.
(a),(r)
2026 Add-on Term Loan
1 mo. USD Term SOFR +
3.000%
06/17/2031 6.644% 498,747 473,675
Modena Buyer LLC
(a),(r)
Term Loan
3 mo. USD Term SOFR +
4.250%
07/01/2031 7.913% 1,150,000 1,060,013
PointClickCare Technologies, Inc.
(a),(c),(r)
2025 Term Loan B
11/03/2031 0.000% 165,000 164,229
Polaris Newco LLC
(a),(r)
USD Term Loan B
3 mo. USD Term SOFR +
4.000%
06/02/2028 7.925% 1,250,000 1,081,363
Project Alpha Intermediate Holding, Inc.
(a),(r)
2024 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.250%
10/26/2030 6.982% 299,239 215,377
Project Boost Purchaser LLC
(a),(r)
2025 Refinancing Term Loan
3 mo. USD Term SOFR +
2.750%
07/16/2031 6.482% 398,992 387,884
Rackspace Finance LLC
(a),(r)
2024 First Lien Second Out
Term Loan
1 mo. USD Term SOFR +
2.750%
05/15/2028 6.504% 598,424 541,502
Red Planet Borrower LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
3.750%
09/08/2032 7.394% 543,458 542,854
Renaissance Holding Corp.
(a),(r)
2024 1st Lien Term Loan
3 mo. USD Term SOFR +
4.000%
04/05/2030 7.663% 857,801 676,745
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
SonarSource Financing LLC
(a),(r)
Term Loan
3 mo. USD Term SOFR +
4.500%
12/19/2030 8.175% 300,000 277,500
Sovos Compliance LLC
(a),(r)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.250%
08/13/2029 6.894% 398,995 373,124
SS&C Technologies, Inc.
(a),(r)
2024 Term Loan B8
1 mo. USD Term SOFR +
2.000%
05/09/2031 5.644% 500,000 498,855
UKG, Inc.
(a),(c),(r)
2024 Term Loan B
3-month Term SOFR + 2.500%
02/10/2031 0.000% 1,500,000 1,409,656
VS Buyer LLC
(a),(r)
2025 Term Loan B
3 mo. USD Term SOFR +
2.250%
04/12/2031 5.913% 498,744 478,171
Zelis Payments Buyer, Inc.
(a),(r)
Term Loan B
1 mo. USD Term SOFR +
2.750%
09/28/2029 6.394% 598,469 583,573
5th Amendment Term Loan
1 mo. USD Term SOFR +
3.250%
11/26/2031 6.894% 698,228 680,702
Total 21,972,680
Telecommunications 0.1%
Connect Holding II LLC
(a),(c),(r)
Delayed Draw Term Loan
04/03/2031 0.000% 450,000 422,001
Crown Subsea Communications Holding, Inc.
(a),(r)
2026 Term Loan B
1 mo. USD Term SOFR +
3.000%
01/30/2031 6.644% 600,000 601,500
Level 3 Financing, Inc.
(a),(c),(r)
2026 Term Loan B
03/29/2032 0.000% 700,000 699,783
NTI Buyer LLC
(a),(c),(r)
Term Loan
06/13/2033 0.000% 145,000 143,731

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
52
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans
(h)
(continued)
Windstream Services LLC
(a),(r)
2025 Term Loan B
1 mo. USD Term SOFR +
4.000%
10/06/2032 7.644% 500,000 502,500
Total 2,369,515
Transportation 0.0%
AIT Worldwide Logistics, Inc.
(a),(r)
2026 Term Loan B
3 mo. USD Term SOFR +
4.250%
04/29/2033 7.913% 400,000 399,904
Echo Global Logistics, Inc.
(a),(e),(r)
2026 Incremental Term Loan
11/23/2028 0.000% 125,000 122,500
Echo Global Logistics, Inc.
(a),(r)
Term Loan
1 mo. USD Term SOFR +
3.750%
11/23/2028 7.494% 249,349 240,779
Genesee & Wyoming, Inc.
(a),(r)
2024 Term Loan
3 mo. USD Term SOFR +
1.750%
04/10/2031 5.482% 498,731 496,362
Total 1,259,545
Total Senior Loans
(Cost $ 180,789,088) 178,803,725
U.S. Treasury Obligations 42.3%
U.S. Treasury Bonds
02/15/2056 4.750% 324,900,000 315,711,421
05/15/2056 5.000% 5,400,000 5,459,063
U.S. Treasury Bonds
(d)
02/15/2046 4.625% 116,367,000 111,730,502
U.S. Treasury Inflation-Indexed Bonds
02/15/2056 2.375% 2,444,903 2,254,563
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation-Indexed Notes
01/15/2036 1.875% 1,311,475 1,274,385
U.S. Treasury Notes
12/15/2027 4.000% 3,000,000 2,992,969
06/15/2028 3.875% 31,000,000 30,832,891
05/31/2030 3.750% 260,000 255,897
09/30/2030 4.625% 430,000 437,021
11/30/2030 3.500% 38,000,000 36,934,219
04/30/2031 3.875% 257,100,000 253,424,275
03/31/2033 4.250% 232,700,000 232,009,172
04/30/2033 4.125% 48,155,000 47,635,829
05/31/2033 4.250% 4,000,000 3,985,938
06/30/2033 4.250% 15,000,000 14,943,750
02/15/2034 4.000% 4,133,000 4,038,070
02/15/2035 4.625% 1,205,000 1,224,205
02/15/2036 4.125% 357,910,000 349,297,790
U.S. Treasury Notes
(d)
03/31/2030 3.625% 1,205,000 1,181,653
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 1,426,789,904) 1,415,623,613
..
Value ($)
Call Option Contracts Purchased 0.0%
(Cost $ 1,155,421) 1,074,394
. Shares
.
Value ($)
Money Market Funds 7.1%
Columbia Short-Term Cash Fund, 3.767%
(t),(u)
238,170,001 238,027,099
1 1 1
Total Money Market Funds
(Cost $ 238,070,773) 238,027,099
Total Investments in Securities
(Cost $ 3,649,172,959 ) 3,625,354,045
Other Assets & Liabilities, Net (269,163,622)
Net Assets 3,356,190,423
(a) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
53
Security description
Principal
amount ($)
Settlement
date
Proceeds
receivable ($)
Value ($)
Uniform Mortgage-Backed Security, TBA
07/01/2056 2.500%
(3,200,000)
07/13/2026
(2,665,250)
(2,673,250)
Uniform Mortgage-Backed Security, TBA
07/01/2056 3.000%
(900,000)
07/13/2026
(789,328)
(784,547)
Uniform Mortgage-Backed Security, TBA
07/01/2056 3.500%
(7,600,000)
07/13/2026
(6,887,500)
(6,894,625)
Uniform Mortgage-Backed Security, TBA
07/01/2056 4.500%
(2,750,000)
07/13/2026
(2,616,797)
(2,634,199)
Uniform Mortgage-Backed Security, TBA
07/01/2056 5.000%
(15,800,000)
07/13/2026
(15,455,477)
(15,523,528)
Uniform Mortgage-Backed Security, TBA
07/01/2056 6.000%
(5,100,000)
07/13/2026
(5,197,520)
(5,213,469)
Uniform Mortgage-Backed Security, TBA
07/01/2056 6.500%
(25,000)
07/13/2026
(25,840)
(25,859)
Total
(33,749,477)
(b) Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2026:
(c) Represents a security purchased on a forward commitment basis.
(d) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e) Represents a security purchased on a when-issued basis.
(f) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $632,254,404, which represents 18.84% of total net assets.
(g) Zero coupon bond.
(h) Principal amounts are shown in United States Dollars unless otherwise noted.
(i) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(k) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(l) Represents a security in default.
(m) Principal and interest may not be guaranteed by a governmental entity.
(n) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.
(o) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$1,702,811, which represents 0.05% of total net assets.
(p) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.
(q) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r) The stated interest rate represents the interest rate(s) at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
54
Borrower
Unfunded Commitment ($)
CoreWeave Financing DDTL V LLC
Delayed Draw Term Loan
11/17/2031 8.113%
499,750
Kaman Corp.
2026 Delayed Draw Term Loan
02/26/2032 0.000%
51,968
Pinnacle Buyer LLC
Delayed Draw Term Loan
10/01/2032 2.500%
48,488
Prestige Brands, Inc.
2026 Term Loan B
06/13/2033 5.621%
12,083
Splat Super Holdco LLC
2025 Delayed Draw Term Loan
07/02/2032 5.000%
11,858
Trilon Group LLC
2026 Delayed Draw Term Loan
06/10/2033 0.000%
17,551
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
83,371,534
1,652,251,917
(1,497,552,678)
(43,674)
238,027,099
—
(13,382)
3,815,617
238,170,001
1
At June 30, 2026, securities and/or cash totaling $4,066,317 were pledged as collateral.
(s) At June 30, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(t) The rate shown is the seven-day current annualized yield at June 30, 2026.
(u) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment In Kind
PJSC Private Joint Stock Company
REIT Real Estate Investment Trust
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
CAD Canada Dollar
EUR Euro
JPY Japanese Yen
USD US Dollar

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
55
Investments in Derivatives
Forward foreign currency exchange contracts
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
1,467,000 AUD 1,053,968 USD Barclays Bank PLC 07/30/2026 38,796 —
185,000 EUR 218,252 USD Barclays Bank PLC 07/30/2026 6,631 —
192,000 GBP 261,414 USD Citibank NA 07/30/2026 6,740 —
205,000 EUR 239,838 USD Goldman Sachs Bank USA 07/30/2026 5,339 —
50,000 GBP 67,366 USD Goldman Sachs Bank USA 07/30/2026 1,045 —
54,000 AUD 37,770 USD JPMorgan Chase Bank NA 07/30/2026 402 —
7,153,000 CAD 5,269,142 USD JPMorgan Chase Bank NA 07/30/2026 219,508 —
161,000 EUR 187,114 USD JPMorgan Chase Bank NA 07/30/2026 2,946 —
402,000 EUR 467,624 USD JPMorgan Chase Bank NA 07/30/2026 7,777 —
109,000 EUR 126,982 USD JPMorgan Chase Bank NA 07/30/2026 2,297 —
86,000 EUR 100,213 USD JPMorgan Chase Bank NA 07/30/2026 1,838 —
121,000 EUR 138,413 USD JPMorgan Chase Bank NA 07/30/2026 1 —
456,000 EUR 531,615 USD JPMorgan Chase Bank NA 07/30/2026 9,997 —
24,818,000 EUR 29,176,167 USD JPMorgan Chase Bank NA 07/30/2026 786,911 —
273,000 EUR 318,395 USD JPMorgan Chase Bank NA 07/30/2026 6,111 —
99,000 GBP 132,921 USD JPMorgan Chase Bank NA 07/30/2026 1,605 —
4,591,000 GBP 6,230,862 USD JPMorgan Chase Bank NA 07/30/2026 141,249 —
98,000 GBP 128,909 USD JPMorgan Chase Bank NA 07/30/2026 — (1,081)
61,000 GBP 80,893 USD JPMorgan Chase Bank NA 07/30/2026 — (19)
107,950,000 JPY 683,325 USD JPMorgan Chase Bank NA 07/30/2026 17,944 —
107,650,000 JPY 684,807 USD JPMorgan Chase Bank NA 07/30/2026 21,275 —
79,520 USD 70,000 EUR JPMorgan Chase Bank NA 07/30/2026 553 —
182,586 USD 158,000 EUR JPMorgan Chase Bank NA 07/30/2026 — (1,850)
154,518 USD 115,000 GBP JPMorgan Chase Bank NA 07/30/2026 — (1,979)
187,776 USD 260,000 AUD JPMorgan Chase Bank NA 07/30/2026 — (7,855)
184,000 EUR 214,956 USD State Street Bank & Trust Co. 07/30/2026 4,479 —
153,000 EUR 180,713 USD State Street Bank & Trust Co. 07/30/2026 5,696 —
41,126 USD 35,000 EUR State Street Bank & Trust Co. 07/30/2026 — (1,089)
Total 1,289,140 (13,873)
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 620 09/2026 USD 68,132,188 426,075 —
CBOT 2 Year U.S. Treasury Notes Futures 479 09/2026 USD 98,737,616 — (43,642)
CBOT 5 Year U.S. Treasury Notes Futures 6 09/2026 USD 642,281 — (594)
Eurex 10 Year Euro BUND Futures 6 09/2026 EUR 872,992 7,690 —
Ultra 10 Year U.S. Treasury Notes Futures 4 09/2026 USD 449,875 1,094 —
Ultra U.S. Treasury Bond Futures 51 09/2026 USD 5,923,969 36,393 —
Total 471,252 (44,236)

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
56
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
Eurex 5 Year Euro BOBL Futures (4) 09/2026 EUR (527,333) — (3,691)
Long Gilt Futures (4) 09/2026 GBP (473,330) — (10,173)
Total — (13,864)
OTC Option Contracts Purchased
Call option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
1 Year Interest rate swap, receive exercise rate
and pays 1 Day USD SOFR Citibank NA USD 120,000,000 120,000,000 3.95 05/15/2028 673,200 633,803
1 Year Interest rate swap, receive exercise rate
and pays 1 Day USD SOFR Citibank NA USD 15,840,000 15,840,000 3.87 06/05/2028 84,427 77,903
10 Year Interest rate swap, receive exercise rate
and pays 1 Day USD SOFR
Goldman Sachs &
Co. LLC USD 6,680,000 6,680,000 4.51 05/27/2031 397,794 362,688
Total 1,155,421 1,074,394
Cleared interest rate swap contracts
Fund receives Fund pays
Payment
frequency
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
1 Day USD
SOFR
Fixed rate of
3.000%
Receives Annually,
Pays Annually 09/16/2028 USD 102,643,000 1,977,325 1,988,987 — — (11,662)
1 Day USD
SOFR
Fixed rate of
3.500%
Receives Annually,
Pays Annually 09/16/2033 USD 1,920,000 53,033 44,902 — 8,131 —
Fixed rate of
3.750%
1 Day USD
SOFR
Receives Annually,
Pays Annually 09/16/2036 USD 1,400,000 (32,386) — (33,441) 1,055 —
Fixed rate of
4.000%
1 Day USD
SOFR
Receives Annually,
Pays Annually 09/16/2056 USD 980,000 (32,837) — (50,200) 17,363 —
Total 1,965,135 2,033,889 (83,641) 26,549 (11,662)
OTC Credit default swap contracts - buy protection
Reference entity Counterparty
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.AAA.18
Goldman
Sachs & Co.
LLC 12/17/2057 0.500 Monthly USD 6,300,000 (23,326) — (25,375) 2,049 —
CMBX.NA.BBB.18
Morgan
Stanley Capital
Services LLC 12/17/2057 3.000 Monthly USD 3,200,000 258,479 245,636 — 12,843 —
Total 235,153 245,636 (25,375) 14,892 —

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
57
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the six months ended June 30, 2026:
The following table is a summary of the average monthly outstanding volume by derivative instrument for the six months ended June 30, 2026:
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Credit risk Component of total distributable earnings (loss) — unrealized appreciation on swap contracts 14,892*
Credit Risk Upfront payments on swap contracts 245,636
Foreign exchange risk Unrealized appreciation on forward foreign currency exchange contracts 1,289,140
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 471,252*
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on swap contracts 26,549*
Interest rate risk Investments, at value — Option contracts purchased 1,074,394
Total – 3,121,863
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Credit Risk Upfront receipts on swap contracts 25,375
Foreign exchange risk Unrealized depreciation on forward foreign currency exchange contracts 13,873
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 58,100*
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on swap contracts 11,662*
Total – 109,010
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Forward
foreign
currency
exchange
contracts
($)
Futures
contracts
($)
Swap
contracts
($)
Total
($)
Credit risk — — (91,297) (91,297)
Foreign exchange risk (94,110) — — (94,110)
Interest rate risk — (7,362,496) 216,950 (7,145,546)
Total (94,110) (7,362,496) 125,653 (7,330,953)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Forward
foreign
currency
exchange
contracts
($)
Futures
contracts
($)
Option
contracts
purchased
($)
Swap
contracts
($)
Total
($)
Credit risk — — – (136,322) (136,322)
Foreign exchange risk 1,542,292 — – — 1,542,292
Interest rate risk — 3,908,526 (81,027) 14,887 3,842,386
Total 1,542,292 3,908,526 (81,027) (121,435) 5,248,356
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 340,522,817

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
58
Offsetting of assets and liabilities
The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Derivative instrument
Average notional
amounts ($)
Futures contracts — short 15,581,177
Credit default swap contracts — buy protection 2,116,667
Credit default swap contracts — sell protection 5,280,000
Derivative instrument
Average unrealized
appreciation ($)
Average unrealized
depreciation ($)
Forward foreign currency exchange contracts 707,264 (385,883)
Interest rate swap contracts 22,061 (588)
Derivative instrument
Average
value ($)
Option contracts purchased 357,565
Derivative assets
subject to netting
arrangements by
counterparty
Derivatives available
for offset
Collateral
received
(a)
Net amount of
derivative assets
(b)
Barclays Bank PLC $ 45,427 $ – $ – $ 45,427
Citibank NA 718,446 – – 718,446
Goldman Sachs & Co. LLC 364,737 – – 364,737
Goldman Sachs Bank USA 6,384 – – 6,384
JPMorgan Chase Bank NA 1,220,414 (12,784) (1,207,630) –
Morgan Stanley Capital Services LLC 12,843 – – 12,843
State Street Bank & Trust Co. 10,175 (1,089) – 9,086
$ 2,378,426 $ (13,873) $ (1,207,630) $ 1,156,923
Derivative liabilities
subject to netting
arrangements
by counterparty
Derivatives available
for offset
Collateral
pledged
(c)
Net amount of
derivative liabilities
(d)
JPMorgan Chase Bank NA $ (12,784) $ 12,784 $ – $ –
State Street Bank & Trust Co. (1,089) 1,089 – –
$ (13,873) $ 13,873 $ – $ –
(a) In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.
(b) Represents the net amount due from counterparties in the event of default.
(c) In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.
(d) Represents the net amount due to counterparties in the event of default.

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
59
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Collateralized Mortgage Obligation
Securities — 5,828,843 — 5,828,843
Agency Commercial Mortgage-Backed Securities — 27,500,510 — 27,500,510
Agency Mortgage-Backed Securities — 562,560,238 — 562,560,238
Convertible Bonds — 4,425,695 — 4,425,695
Convertible Preferred Stocks
Communication Services — 280,227 — 280,227
Consumer Discretionary — 180,988 — 180,988
Information Technology — 114,624 — 114,624
Total Convertible Preferred Stocks — 575,839 — 575,839
Corporate Bonds — 781,652,135 — 781,652,135
Foreign Government Agency — 4,735,540 — 4,735,540
Foreign Government Obligations — 41,432,922 — 41,432,922
Non-Agency Asset-Backed Securities — 72,180,778 — 72,180,778
Non-Agency Collateralized Loan Obligations
Securities — 194,619,859 — 194,619,859
Non-Agency Collateralized Mortgage Obligation
Securities — 17,544,556 — 17,544,556
Non-Agency Commercial Mortgage-Backed
Securities — 78,549,506 — 78,549,506
Preferred Stocks
Information Technology 218,793 — — 218,793
Total Preferred Stocks 218,793 — — 218,793
Senior Loans — 178,803,725 — 178,803,725
U.S. Treasury Obligations — 1,415,623,613 — 1,415,623,613
Call Option Contracts Purchased — 1,074,394 — 1,074,394
Money Market Funds 238,027,099 — — 238,027,099
Total Investments in Securities 238,245,892 3,387,108,153 — 3,625,354,045
Forward Sale Commitments — (33,749,477) — (33,749,477)
Fair value measurements (continued)

Portfolio of Investments
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
60
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts, forward foreign currency exchange contracts and swap contracts  are valued at unrealized appreciation (depreciation).
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange
Contracts — 1,289,140 — 1,289,140
Futures Contracts 471,252 — — 471,252
Swap Contracts — 41,441 — 41,441
Liability
Forward Foreign Currency Exchange
Contracts — (13,873) — (13,873)
Futures Contracts (58,100) — — (58,100)
Swap Contracts — (11,662) — (11,662)
Total 238,659,044 3,354,663,722 — 3,593,322,766
Fair value measurements (continued)

Statement of Assets and Liabilities
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
61
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $3,409,946,765) $ 3,386,252,552
Affiliated issuers (cost $238,070,773) 238,027,099
Options purchased (cost $1,155,421) 1,074,394
Cash 1,624,866
Foreign currency (cost $146,777) 144,388
Unrealized appreciation on forward contracts 1,289,140
Unrealized appreciation on swaps 14,892
Upfront payments on swap contracts 245,636
Receivable for: –
Investments sold 1,057,737
Investments sold on a delayed delivery basis 131,909,476
Capital shares sold 102,249
Dividends 1,001,687
Interest 35,087,797
Foreign tax reclaims 3,470
Variation margin for swap contracts 149,657
Prepaid expenses 2,013
Total assets 3,797,987,053
Liabilities
Forward sale commitments, at value (proceeds receivable $33,637,712) 33,749,477
Unrealized depreciation on forward contracts 13,873
Upfront receipts on swap contracts 25,375
Payable for: —
Investments purchased 19,881,555
Investments purchased on a delayed delivery basis 386,441,916
Capital shares redeemed 650,488
Variation margin payable for futures contracts 268,403
Interest on forward sale commitments 53,146
Management services fees 263,178
Distribution and/or service fees 1,421
Service fees 1,870
Compensation of chief compliance officer 272
Compensation of board members 5,104
Other expenses 69,783
Deferred compensation of board members 370,769
Total liabilities 441,796,630
Net assets applicable to outstanding capital stock $ 3,356,190,423
Represented by
Paid in capital
$ 3,618,270,981
Total distributable earnings (loss) (262,080,558)
Total - representing net assets applicable to outstanding capital stock $ 3,356,190,423
Class 1
Net assets
$ 3,321,532,524
Shares outstanding
353,629,653
Net asset value per share
$ 9.39
Class 2
Net assets
$ 34,657,899
Shares outstanding
3,712,066
Net asset value per share
$ 9.34

Statement of Operations
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
62
Net investment income
Income:
Dividends - unaffiliated issuers $ 815
Dividends - affiliated issuers 3,815,617
Interest 81,452,184
Interfund lending 831
Total income 85,269,447
Expenses:
Management services fees 7,976,350
Distribution and/or service fees –
Class 2 40,778
Service fees 11,202
Custodian fees 18,983
Printing and postage fees 5,734
Accounting services fees 21,659
Legal fees 29,575
Compensation of chief compliance officer 269
Compensation of board members 23,532
Deferred compensation of board members 59,583
Other 23,263
Total expenses 8,210,928
Net investment income 77,058,519
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (17,531,646)
Investments - affiliated issuers (13,382)
Foreign currency translations (56,931)
Forward foreign currency exchange contracts (94,110)
Futures contracts (7,362,496)
Swap contracts 125,653
Net realized loss (24,932,912)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (27,917,622)
Investments - affiliated issuers (43,674)
Foreign currency translations (21,484)
Forward sale commitments (111,765)
Forward foreign currency exchange contracts 1,542,292
Futures contracts 3,908,526
Option contracts purchased (81,027)
Swap contracts (121,435)
Net change in unrealized depreciation (22,846,189)
Net realized and unrealized loss (47,779,101)
Net increase in net assets resulting from operations $ 29,279,418

Statement of Changes in Net Assets
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
63
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 77,058,519 $ 161,183,995
Net realized loss (24,932,912) (2,286,539)
Net change in unrealized appreciation (depreciation) (22,846,189) 85,166,846
Net increase in net assets resulting from operations 29,279,418 244,064,302
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 — (107,310,101)
Class 2 — (883,563)
Total distributions to shareholders — (108,193,664)
Decrease in net assets from capital stock activity (101,951,745) (112,837,377)
Total increase (decrease) in net assets (72,672,327) 23,033,261
Net Assets: – –
Net assets at beginning of period 3,428,862,750 3,405,829,489
Net assets at end of period $ 3,356,190,423 $ 3,428,862,750
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 1,004,863 9,405,864 1,307,137 11,955,567
Distribution reinvested — — 11,949,900 107,310,101
Shares redeemed (12,224,472) (114,124,627) (25,717,839) (234,924,250)
Net decrease (11,219,609) (104,718,763) (12,460,802) (115,658,582)
Class 2
Shares sold 507,199 4,729,359 566,699 5,152,971
Distribution reinvested — — 98,722 883,563
Shares redeemed (211,136) (1,962,341) (353,491) (3,215,329)
Net increase 296,063 2,767,018 311,930 2,821,205
Total net decrease (10,923,546) (101,951,745) (12,148,872) (112,837,377)

Financial Highlights
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
64
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .31 0 .21 ( 0 .13 ) 0 .08 — — —
Year Ended 12/31/2025
$ 8 .95 0 .43 0 .23 0 .66 ( 0 .30 ) — ( 0 .30 )
Year Ended 12/31/2024
$ 9 .18 0 .42 ( 0 .26 ) 0 .16 ( 0 .39 ) — ( 0 .39 )
Year Ended 12/31/2023
$ 8 .99 0 .38 0 .11 0 .49 ( 0 .30 ) — ( 0 .30 )
Year Ended 12/31/2022
$ 11 .26 0 .30 ( 1 .99 ) ( 1 .69 ) ( 0 .31 ) ( 0 .27 ) ( 0 .58 )
Year Ended 12/31/2021
$ 11 .72 0 .28 ( 0 .23 ) 0 .05 ( 0 .26 ) ( 0 .25 ) ( 0 .51 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .27 0 .20 ( 0 .13 ) 0 .07 — — —
Year Ended 12/31/2025
$ 8 .91 0 .41 0 .23 0 .64 ( 0 .28 ) — ( 0 .28 )
Year Ended 12/31/2024
$ 9 .14 0 .40 ( 0 .26 ) 0 .14 ( 0 .37 ) — ( 0 .37 )
Year Ended 12/31/2023
$ 8 .95 0 .35 0 .12 0 .47 ( 0 .28 ) — ( 0 .28 )
Year Ended 12/31/2022
$ 11 .21 0 .27 ( 1 .98 ) ( 1 .71 ) ( 0 .28 ) ( 0 .27 ) ( 0 .55 )
Year Ended 12/31/2021
$ 11 .66 0 .25 ( 0 .21 ) 0 .04 ( 0 .24 ) ( 0 .25 ) ( 0 .49 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interest on collateral expense which is less than 0.01%.

Financial Highlights
(continued)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
65
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .39 0 .86% 0 .49% 0 .49% 4 .59% 194% $ 3,321,533
Year Ended 12/31/2025
$ 9 .31 7 .48% 0 .49%
(c)
0 .49%
(c)
4 .75% 238% $ 3,397,206
Year Ended 12/31/2024
$ 8 .95 1 .77% 0 .50%
(c)
0 .50%
(c)
4 .63% 125% $ 3,378,165
Year Ended 12/31/2023
$ 9 .18 5 .59% 0 .50%
(c)
0 .50%
(c)
4 .21% 130% $ 2,265,475
Year Ended 12/31/2022
$ 8 .99 ( 15 .29% ) 0 .50%
(c)
0 .50%
(c)
3 .03% 194% $ 2,219,348
Year Ended 12/31/2021
$ 11 .26 0 .45% 0 .49%
(c)
0 .49%
(c)
2 .44% 218% $ 2,915,004
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .34 0 .76% 0 .74% 0 .74% 4 .34% 194% $ 34,658
Year Ended 12/31/2025
$ 9 .27 7 .24% 0 .74%
(c)
0 .74%
(c)
4 .50% 238% $ 31,657
Year Ended 12/31/2024
$ 8 .91 1 .53% 0 .75%
(c)
0 .75%
(c)
4 .38% 125% $ 27,664
Year Ended 12/31/2023
$ 9 .14 5 .33% 0 .75%
(c)
0 .75%
(c)
3 .98% 130% $ 22,900
Year Ended 12/31/2022
$ 8 .95 ( 15 .51% ) 0 .75%
(c)
0 .75%
(c)
2 .79% 194% $ 18,534
Year Ended 12/31/2021
$ 11 .21 0 .29% 0 .74%
(c)
0 .74%
(c)
2 .18% 218% $ 20,094

Portfolio of Investments
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
66
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Asset-Backed Securities 0.1%
Academic Loan Funding Trust
(a),(b)
Series 2013-1A  Class A
30 day USD SOFR Average + 0.914%
12/26/2044 4.542% 298,609 293,478
COOF Securitization Trust Ltd.
(a),(c),(d)
Series 2014-1  Class A
06/25/2040 2.947% 123,537 7,641
KGS-Alpha SBA COOF Trust
(a),(c),(d)
Series 2012-2  Class A
08/25/2038 0.781% 303,038 3,746
Series 2013-2  Class A
03/25/2039 1.882% 407,412 8,864
Series 2014-2  Class A
04/25/2040 3.159% 69,247 3,332
Navient Student Loan Trust
(a)
Series 2021-3A  Class A1A
08/25/2070 1.770% 1,659,481 1,462,493
Nelnet Student Loan Trust
(b)
Series 2005-1  Class A5
90 day USD SOFR Average + 0.372%
10/25/2033 4.040% 851,844 846,600
1 1 1 1 1
Total Agency Asset-Backed Securities
(Cost $ 3,083,054) 2,626,154
Agency Collateralized Mortgage Obligation Securities 5.6%
Federal Home Loan Mortgage Corp. Reference REMICS
Series R006  Class ZA
04/15/2036 6.000% 135,000 139,403
Series R007  Class ZA
05/15/2036 6.000% 258,469 266,127
Federal Home Loan Mortgage Corp. REMICS
(c),(d)
Series 3802  Class LS
01/15/2040 2.039% 154,505 14,524
Federal Home Loan Mortgage Corp. REMICS
Series 2127  Class PG
02/15/2029 6.250% 4,194 4,209
Series 2165  Class PE
06/15/2029 6.000% 7,608 7,697
Series 2326  Class ZQ
06/15/2031 6.500% 42,169 42,930
Series 2399  Class TH
01/15/2032 6.500% 45,755 47,220
Series 2517  Class Z
10/15/2032 5.500% 21,730 22,049
Series 2557  Class HL
01/15/2033 5.300% 76,327 76,384
Series 2752  Class EZ
02/15/2034 5.500% 244,214 248,959
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2764  Class ZG
03/15/2034 5.500% 208,876 212,911
Series 2953  Class PG
03/15/2035 5.500% 893,967 910,273
Series 2990  Class UZ
06/15/2035 5.750% 314,731 325,285
Series 3101  Class UZ
01/15/2036 6.000% 85,026 88,780
Series 3123  Class AZ
03/15/2036 6.000% 112,501 117,577
Series 3143  Class BC
02/15/2036 5.500% 125,357 127,785
Series 3164  Class MG
06/15/2036 6.000% 39,120 40,878
Series 3195  Class PD
07/15/2036 6.500% 40,679 41,755
Series 3200  Class AY
08/15/2036 5.500% 84,760 86,373
Series 3213  Class JE
09/15/2036 6.000% 120,242 124,560
Series 3423  Class PB
03/15/2038 5.500% 288,895 295,207
Series 3453  Class B
05/15/2038 5.500% 8,711 8,801
Series 3461  Class Z
06/15/2038 6.000% 482,370 496,802
Series 3501  Class CB
01/15/2039 5.500% 107,185 109,399
Series 3704  Class CT
12/15/2036 7.000% 156,094 164,347
Series 3704  Class DT
11/15/2036 7.500% 158,518 167,785
Series 3704  Class ET
12/15/2036 7.500% 116,990 126,226
Series 3819  Class ZQ
04/15/2036 6.000% 177,504 183,731
Series 3890  Class ME
07/15/2041 5.000% 881,485 894,887
Series 4015  Class MY
03/15/2042 3.500% 1,337,825 1,256,471
Series 4091  Class BX
10/15/2041 3.250% 1,013,262 947,193
Series 4091  Class EX
07/15/2042 3.375% 621,091 578,934
Series 4091  Class MX
02/15/2042 3.250% 762,023 707,175
Series 4117  Class HB
10/15/2042 2.500% 700,464 624,472

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
67
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 4160  Class HP
01/15/2033 2.500% 1,101,225 1,049,942
Series 4177  Class MQ
03/15/2043 2.500% 964,296 872,355
Series 4217  Class KY
06/15/2043 3.000% 1,200,000 1,066,018
Series 4240  Class B
08/15/2033 3.000% 1,233,044 1,181,892
Series 4427  Class CE
02/15/2034 3.000% 78,503 77,974
Series 4446  Class CP
03/15/2045 2.250% 869,913 774,850
Series 4719  Class LA
09/15/2047 3.500% 915,863 848,624
Series 4719  Class LM
09/15/2047 3.000% 718,291 644,945
Series 4857  Class JA
01/15/2049 3.350% 2,566,128 2,447,854
Series 4880  Class DA
05/15/2050 3.000% 857,499 785,602
Series 4927  Class BG
11/25/2049 3.000% 1,235,763 1,130,735
Series 4937  Class MD
10/25/2049 2.500% 1,226,940 1,079,433
Series 4940  Class AG
05/15/2040 3.000% 912,881 861,482
Series 4944  Class AC
05/15/2044 2.400% 2,053,598 1,824,566
Series 4951  Class EA
09/15/2044 2.500% 759,421 671,051
Series 4954  Class LB
02/25/2050 2.500% 574,937 501,183
Series 5020  Class ET
10/25/2050 3.500% 1,120,397 1,024,653
Series 5091  Class AB
03/25/2051 1.500% 1,654,291 1,341,077
Series 5092  Class HE
02/25/2051 2.000% 1,320,203 1,105,449
Series 5118  Class CA
10/15/2033 1.500% 1,193,676 1,102,260
Series 5202  Class TA
12/25/2048 2.500% 2,143,789 1,948,108
Series 5217  Class CD
07/25/2049 2.500% 1,180,436 1,097,574
Series 5228  Class TN
07/25/2039 3.500% 195,871 187,029
Series 5410  Class JY
03/15/2044 3.000% 1,457,000 1,252,292
Series 5452  Class KY
03/15/2044 3.000% 1,567,000 1,363,373
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 5529  Class HA
03/15/2043 3.000% 5,813,988 5,482,999
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 2551  Class NS
-1.8 x 30 day USD SOFR Average + 14.273%
01/15/2033 7.686% 30,653 32,353
Series 3693  Class FC
30 day USD SOFR Average + 0.614%
Floor 0.500%
07/15/2040 4.207% 610,685 607,808
Series 3852  Class QN
-3.6 x 30 day USD SOFR Average + 26.796%
05/15/2041 5.500% 94,808 89,545
Series 3919  Class FA
30 day USD SOFR Average + 0.614%
Floor 0.500%
09/15/2041 4.207% 480,550 477,885
Series 3958  Class AF
30 day USD SOFR Average + 0.564%
Floor 0.450%
11/15/2041 4.157% 541,299 537,391
Series 3975  Class FA
30 day USD SOFR Average + 0.604%
Floor 0.490%
12/15/2041 4.197% 496,888 494,649
Series 3990  Class FG
30 day USD SOFR Average + 0.564%
Floor 0.450%
01/15/2042 4.157% 615,075 611,251
Series 4048  Class FJ
30 day USD SOFR Average + 0.514%
Floor 0.400%
07/15/2037 4.164% 143,470 142,173
Series 4059  Class FP
30 day USD SOFR Average + 0.564%
Floor 0.450%
06/15/2042 4.157% 594,541 589,930
Series 4091  Class FN
30 day USD SOFR Average + 0.514%
Floor 0.400%
08/15/2042 4.107% 585,905 579,610
Series 4184  Class FN
30 day USD SOFR Average + 0.464%
Floor 0.350%
03/15/2043 4.057% 348,170 343,646
Series 4281  Class FA
30 day USD SOFR Average + 0.514%
Floor 0.400%
12/15/2043 4.107% 265,571 263,631
Series 4290  Class LF
30 day USD SOFR Average + 0.514%
Floor 0.400%
07/15/2035 4.107% 557,385 554,008

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
68
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 4303  Class FA
30 day USD SOFR Average + 0.464%
Floor 0.350%
02/15/2044 4.057% 491,851 485,508
Series 4587  Class AF
30 day USD SOFR Average + 0.464%
Floor 0.350%
06/15/2046 4.057% 958,739 953,245
Series 4604  Class FB
30 day USD SOFR Average + 0.514%
Floor 0.400%
08/15/2046 4.107% 1,602,470 1,589,855
Series 4620  Class LF
30 day USD SOFR Average + 0.514%
Floor 0.400%
10/15/2046 4.107% 1,067,205 1,059,436
Series 4709  Class FA
30 day USD SOFR Average + 0.414%
Floor 0.300%
08/15/2047 4.007% 799,595 789,512
Series 4826  Class KF
30 day USD SOFR Average + 0.414%
Floor 0.300%
09/15/2048 4.007% 639,579 626,733
Series 4854  Class FB
30 day USD SOFR Average + 0.414%
Floor 0.300%
01/15/2049 4.007% 2,001,662 1,981,490
Series 4903  Class NF
30 day USD SOFR Average + 0.514%
Floor 0.400%
08/25/2049 4.142% 553,400 545,436
Series 4988  Class KF
30 day USD SOFR Average + 0.464%
Floor 0.350%
07/25/2050 4.092% 903,574 894,449
Series 5335  Class FB
30 day USD SOFR Average + 0.814%
Floor 0.700%
10/15/2039 4.407% 3,224,413 3,246,278
Series 5396  Class HF
30 day USD SOFR Average + 0.950%
Floor 0.950%
04/25/2054 4.578% 2,758,130 2,773,696
Federal Home Loan Mortgage Corp. REMICS
(d)
Series 3714  Class IP
08/15/2040 5.000% 48,123 1,997
Federal Home Loan Mortgage Corp. REMICS
(b),(d)
Series 3380  Class SI
-1.0 x 30 day USD SOFR Average + 6.256%
10/15/2037 2.663% 749,684 56,141
Series 3385  Class SN
-1.0 x 30 day USD SOFR Average + 5.886%
11/15/2037 2.293% 22,430 1,228
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 3451  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
05/15/2038 2.343% 13,028 925
Series 3531  Class SM
-1.0 x 30 day USD SOFR Average + 5.986%
05/15/2039 2.393% 16,599 890
Series 3608  Class SC
-1.0 x 30 day USD SOFR Average + 6.136%
12/15/2039 2.543% 76,664 3,404
Series 3740  Class SB
-1.0 x 30 day USD SOFR Average + 5.886%
10/15/2040 2.293% 95,087 7,231
Series 3740  Class SC
-1.0 x 30 day USD SOFR Average + 5.886%
10/15/2040 2.293% 141,944 13,015
Federal Home Loan Mortgage Corp. REMICS
(d),(e)
Series 3100
01/15/2036 0.000% 27,793 23,203
Series 3117  Class OG
02/15/2036 0.000% 11,334 10,002
Series 3181  Class OH
07/15/2036 0.000% 102,018 86,107
Series 3316  Class JO
05/15/2037 0.000% 4,980 4,130
Series 3607  Class TO
10/15/2039 0.000% 87,436 73,755
Federal Home Loan Mortgage Corp. REMICS
(c)
Series 3688  Class GT
11/15/2046 7.451% 102,632 108,127
Series 4272  Class W
04/15/2040 5.634% 682,575 699,647
Federal Home Loan Mortgage Corp. Seasoned Credit Risk
Transfer Trust
Series 2018-4  Class MZ
03/25/2058 3.500% 4,313,999 3,383,364
Series 2019-3  Class MB
10/25/2058 3.500% 1,570,000 1,304,356
Series 2019-4  Class M55D
02/25/2059 4.000% 1,284,916 1,196,536
Series 2024-2  Class MT
05/25/2064 3.500% 5,567,352 4,803,444
Federal Home Loan Mortgage Corp. STRIPS
Series 262  Class 35
07/15/2042 3.500% 1,402,950 1,305,373
Series 264  Class 30
07/15/2042 3.000% 179,904 163,470
Series 299  Class 300
01/15/2043 3.000% 152,877 140,196
Federal Home Loan Mortgage Corp. STRIPS
(b)
Series 326  Class F2
30 day USD SOFR Average + 0.664%
Floor 0.550%
03/15/2044 4.257% 3,809,244 3,793,554

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
69
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal Home Loan Mortgage Corp. STRIPS
(b),(d)
Series 239  Class S30
-1.0 x 30 day USD SOFR Average + 7.586%
08/15/2036 3.993% 114,211 12,250
Federal Home Loan Mortgage Corp. STRIPS
(d),(e)
Series 197
04/01/2028 0.000% 11,297 10,947
Series 310
09/15/2043 0.000% 616,052 461,248
Federal Home Loan Mortgage Corp. Structured Pass-Through
Certificates
(b)
Series T-62  Class 1A1
1 yr. USD MTA + 1.200%
Floor 1.200%
10/25/2044 4.944% 215,794 200,369
Federal National Mortgage Association Grantor Trust
Series 2017-T1  Class A
06/25/2027 2.898% 2,744,250 2,706,170
Federal National Mortgage Association REMICS
(b),(d)
Series 2006-94  Class GI
-1.0 x 30 day USD SOFR Average + 6.536%
10/25/2026 2.908% 2 —
Federal National Mortgage Association REMICS
(d)
Series 2009-86  Class IP
10/25/2039 5.500% 39,043 6,327
Federal National Mortgage Association REMICS
(b)
Series 2005-75  Class SV
-4.0 x 30 day USD SOFR Average + 23.742%
09/25/2035 9.231% 8,047 8,549
Series 2007-101  Class A2
30 day USD SOFR Average + 0.364%
Floor 0.250%
06/27/2036 5.092% 98,013 97,729
Series 2010-107  Class FB
30 day USD SOFR Average + 0.524%
Floor 0.410%
09/25/2040 4.152% 551,948 547,985
Series 2010-28  Class BS
-2.3 x 30 day USD SOFR Average + 11.330%
04/25/2040 3.167% 21,170 18,394
Series 2010-35  Class SJ
-3.3 x 30 day USD SOFR Average + 17.285%
04/25/2040 5.193% 104,704 99,942
Series 2010-49  Class SC
-2.0 x 30 day USD SOFR Average + 12.431%
03/25/2040 5.176% 74,404 71,271
Series 2011-117  Class AF
30 day USD SOFR Average + 0.564%
Floor 0.450%
11/25/2041 4.192% 394,656 391,718
Series 2011-117  Class FA
30 day USD SOFR Average + 0.564%
Floor 0.450%
11/25/2041 4.192% 928,254 921,694
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2011-127  Class FC
30 day USD SOFR Average + 0.564%
Floor 0.450%
12/25/2041 4.192% 427,016 423,746
Series 2011-142  Class EF
30 day USD SOFR Average + 0.614%
Floor 0.500%
01/25/2042 4.242% 486,603 484,198
Series 2011-55  Class FH
30 day USD SOFR Average + 0.554%
Floor 0.440%
06/25/2041 4.182% 334,619 332,904
Series 2011-75  Class FA
30 day USD SOFR Average + 0.664%
Floor 0.550%
08/25/2041 4.292% 41,223 41,192
Series 2012-12  Class FA
30 day USD SOFR Average + 0.614%
Floor 0.500%
02/25/2042 4.242% 422,787 420,552
Series 2012-47  Class JF
30 day USD SOFR Average + 0.614%
Floor 0.500%
05/25/2042 4.242% 575,015 571,888
Series 2014-74  Class FC
30 day USD SOFR Average + 0.514%
Floor 0.400%
11/25/2044 4.142% 486,303 480,404
Series 2016-11  Class CF
30 day USD SOFR Average + 0.464%
Floor 0.350%
03/25/2046 4.092% 547,520 542,564
Series 2016-19  Class FD
30 day USD SOFR Average + 0.514%
Floor 0.400%
04/25/2046 4.142% 2,642,239 2,627,015
Series 2016-22  Class FA
30 day USD SOFR Average + 0.514%
Floor 0.400%
04/25/2046 4.142% 1,466,392 1,454,573
Series 2016-22  Class FG
30 day USD SOFR Average + 0.514%
Floor 0.400%
04/25/2046 4.142% 1,285,129 1,274,589
Series 2016-69  Class BF
30 day USD SOFR Average + 0.514%
Floor 0.400%
10/25/2046 4.142% 924,116 917,309
Series 2016-75  Class FE
30 day USD SOFR Average + 0.514%
Floor 0.400%
10/25/2046 4.142% 853,393 847,952

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
70
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2016-78  Class FA
30 day USD SOFR Average + 0.514%
Floor 0.400%
03/25/2044 4.142% 536,813 532,008
Series 2016-79  Class FH
30 day USD SOFR Average + 0.514%
Floor 0.400%
11/25/2046 4.142% 876,704 870,634
Series 2016-82  Class FE
30 day USD SOFR Average + 0.514%
Floor 0.400%
11/25/2046 4.142% 1,531,049 1,521,457
Series 2016-82  Class FH
30 day USD SOFR Average + 0.514%
Floor 0.400%
11/25/2046 4.142% 1,439,879 1,428,884
Series 2016-84  Class FB
30 day USD SOFR Average + 0.514%
Floor 0.400%
11/25/2046 4.142% 869,447 862,557
Series 2016-86  Class FE
30 day USD SOFR Average + 0.514%
Floor 0.400%
11/25/2046 4.142% 2,224,275 2,206,186
Series 2016-91  Class AF
30 day USD SOFR Average + 0.514%
Floor 0.400%
12/25/2046 4.142% 608,929 605,737
Series 2017-11  Class FA
30 day USD SOFR Average + 0.514%
Floor 0.400%
03/25/2047 4.142% 269,040 267,307
Series 2017-113  Class FB
30 day USD SOFR Average + 0.364%
Floor 0.250%
01/25/2048 3.992% 274,125 270,837
Series 2017-12  Class FD
30 day USD SOFR Average + 0.514%
Floor 0.400%
03/25/2047 4.142% 866,214 860,502
Series 2017-23  Class FA
30 day USD SOFR Average + 0.514%
Floor 0.400%
04/25/2047 4.142% 997,076 989,921
Series 2017-26  Class FA
30 day USD SOFR Average + 0.464%
Floor 0.350%
04/25/2047 4.092% 1,713,632 1,701,317
Series 2017-82  Class FE
30 day USD SOFR Average + 0.364%
Floor 0.250%
10/25/2047 3.992% 588,604 584,527
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2017-9  Class BF
30 day USD SOFR Average + 0.514%
Floor 0.400%
03/25/2047 4.142% 853,345 847,287
Series 2017-9  Class DF
30 day USD SOFR Average + 0.514%
Floor 0.400%
03/25/2047 4.142% 762,344 756,922
Series 2017-9  Class EF
30 day USD SOFR Average + 0.514%
Floor 0.400%
03/25/2047 4.142% 321,871 319,668
Series 2017-96  Class FB
30 day USD SOFR Average + 0.414%
Floor 0.300%
12/25/2047 4.042% 1,113,528 1,100,093
Series 2018-1  Class FA
30 day USD SOFR Average + 0.364%
Floor 0.250%
02/25/2048 3.992% 352,419 348,631
Series 2018-36  Class FD
30 day USD SOFR Average + 0.364%
Floor 0.250%
06/25/2048 3.992% 1,403,916 1,390,749
Series 2019-43  Class FC
30 day USD SOFR Average + 0.514%
Floor 0.400%
08/25/2049 4.142% 1,072,661 1,057,036
Series 2023-38  Class FC
30 day USD SOFR Average + 0.664%
Floor 0.550%
06/25/2040 4.292% 2,660,305 2,652,470
Series 2023-38  Class FD
30 day USD SOFR Average + 0.864%
Floor 0.750%
10/25/2039 4.477% 494,626 493,285
Series 2025-95  Class FC
30 day USD SOFR Average + 0.700%
Floor 0.700%
09/25/2052 4.328% 3,422,764 3,422,757
Federal National Mortgage Association REMICS
(d),(e)
Series 2006-15  Class OP
03/25/2036 0.000% 45,433 38,975
Series 2006-8  Class WQ
03/25/2036 0.000% 78,179 65,385
Series 2009-86  Class BO
03/25/2037 0.000% 11,465 10,296
Series 2013-101  Class DO
10/25/2043 0.000% 691,637 513,814
Series 2013-128
12/25/2043 0.000% 394,549 304,518
Series 2013-92
09/25/2043 0.000% 441,360 329,039

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
71
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal National Mortgage Association REMICS
(c)
Series 2010-61  Class WA
06/25/2040 6.059% 24,198 24,322
Series 2011-2  Class WA
02/25/2051 5.791% 27,574 28,262
Series 2011-43  Class WA
05/25/2051 5.709% 48,469 49,739
Federal National Mortgage Association REMICS
(c),(d)
Series 2011-30  Class LS
04/25/2041 1.851% 114,591 8,671
Federal National Mortgage Association REMICS
(b),(d)
Series 2006-117  Class GS
-1.0 x 30 day USD SOFR Average + 6.536%
12/25/2036 2.908% 73,127 5,990
Series 2006-43  Class SI
-1.0 x 30 day USD SOFR Average + 6.486%
06/25/2036 2.858% 269,260 24,322
Series 2006-58  Class IG
-1.0 x 30 day USD SOFR Average + 6.406%
07/25/2036 2.778% 66,287 4,625
Series 2006-8  Class WN
-1.0 x 30 day USD SOFR Average + 6.586%
03/25/2036 2.958% 286,656 23,265
Series 2007-109  Class PI
-1.0 x 30 day USD SOFR Average + 6.236%
12/25/2037 2.608% 71,840 3,865
Series 2007-65  Class KI
-1.0 x 30 day USD SOFR Average + 6.506%
07/25/2037 2.878% 48,397 4,028
Series 2007-72  Class EK
-1.0 x 30 day USD SOFR Average + 6.286%
07/25/2037 2.658% 307,012 27,506
Series 2009-112  Class ST
-1.0 x 30 day USD SOFR Average + 6.136%
01/25/2040 2.508% 87,750 7,591
Series 2009-17  Class QS
-1.0 x 30 day USD SOFR Average + 6.536%
03/25/2039 2.908% 21,361 1,780
Series 2009-37  Class KI
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2039 2.258% 101,961 5,504
Series 2009-68  Class SA
-1.0 x 30 day USD SOFR Average + 6.636%
09/25/2039 3.008% 133,690 11,486
Series 2010-125  Class SA
-1.0 x 30 day USD SOFR Average + 4.326%
11/25/2040 0.698% 255,149 5,314
Series 2010-147  Class SA
-1.0 x 30 day USD SOFR Average + 6.416%
01/25/2041 2.788% 573,589 55,758
Series 2010-35  Class SB
-1.0 x 30 day USD SOFR Average + 6.306%
04/25/2040 2.678% 47,942 3,834
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2010-42  Class S
-1.0 x 30 day USD SOFR Average + 6.286%
05/25/2040 2.658% 41,171 2,674
Series 2010-68  Class SA
-1.0 x 30 day USD SOFR Average + 4.886%
07/25/2040 1.258% 213,080 8,587
Federal National Mortgage Association REMICS
Series 1999-7  Class AB
03/25/2029 6.000% 16,894 16,995
Series 2001-60  Class PX
11/25/2031 6.000% 49,891 50,826
Series 2002-50  Class ZA
05/25/2031 6.000% 123,062 125,432
Series 2002-78  Class Z
12/25/2032 5.500% 65,078 66,174
Series 2004-50  Class VZ
07/25/2034 5.500% 368,306 377,586
Series 2006-105  Class ME
11/25/2036 5.500% 196,693 199,690
Series 2006-16  Class HZ
03/25/2036 5.500% 202,951 206,773
Series 2007-104  Class ZE
08/25/2037 6.000% 64,716 66,419
Series 2007-116  Class PB
08/25/2035 5.500% 64,199 65,267
Series 2007-18  Class MZ
03/25/2037 6.000% 110,124 114,159
Series 2007-42  Class B
05/25/2037 6.000% 72,536 75,202
Series 2007-76  Class ZG
08/25/2037 6.000% 110,531 111,830
Series 2008-80  Class GP
09/25/2038 6.250% 11,265 11,679
Series 2009-59  Class HB
08/25/2039 5.000% 143,373 143,862
Series 2009-60  Class HT
08/25/2039 6.000% 145,989 151,063
Series 2009-79  Class UA
03/25/2038 7.000% 6,824 6,959
Series 2010-111  Class AM
10/25/2040 5.500% 426,764 436,287
Series 2010-2  Class LC
02/25/2040 5.000% 678,445 686,700
Series 2011-111  Class DB
11/25/2041 4.000% 995,101 955,342
Series 2011-118  Class MT
11/25/2041 7.000% 168,930 179,351
Series 2011-118  Class NT
11/25/2041 7.000% 199,702 213,237
Series 2011-31  Class DB
04/25/2031 3.500% 568,567 554,921

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
72
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2011-39  Class ZA
11/25/2032 6.000% 87,948 90,214
Series 2011-59  Class NZ
07/25/2041 5.500% 520,269 529,523
Series 2013-100  Class WB
10/25/2033 3.000% 1,362,324 1,312,187
Series 2013-101  Class E
10/25/2033 3.000% 1,285,572 1,240,320
Series 2013-108  Class GU
10/25/2033 3.000% 1,054,845 1,008,098
Series 2013-11  Class AP
01/25/2043 1.500% 32,962 30,114
Series 2013-59  Class PY
06/25/2043 2.500% 1,000,000 834,213
Series 2013-81  Class TA
02/25/2043 3.000% 283,502 279,851
Series 2013-90  Class DL
09/25/2033 3.500% 863,941 834,568
Series 2014-25  Class EL
05/25/2044 3.000% 986,148 895,309
Series 2015-72  Class GL
10/25/2045 3.000% 751,000 657,248
Series 2015-8  Class AP
03/25/2045 2.000% 1,658,217 1,479,922
Series 2015-84  Class PA
08/25/2033 1.700% 238,137 223,819
Series 2016-48  Class MA
06/25/2038 2.000% 1,187,236 1,105,970
Series 2016-57  Class PC
06/25/2046 1.750% 3,139,920 2,662,515
Series 2016-64  Class BC
09/25/2046 1.750% 1,010,024 940,741
Series 2016-64  Class PE
09/25/2046 2.500% 847,000 653,155
Series 2017-35  Class MC
12/25/2044 2.625% 496,597 481,940
Series 2018-14  Class KC
03/25/2048 3.000% 65,991 62,469
Series 2018-38  Class MA
06/25/2048 3.300% 1,664,615 1,579,218
Series 2018-45  Class TM
06/25/2048 3.000% 1,091,032 975,177
Series 2018-55  Class GA
08/25/2048 3.375% 1,252,786 1,191,781
Series 2018-64  Class A
09/25/2048 3.000% 1,017,995 902,885
Series 2018-85  Class EA
12/25/2048 3.500% 747,275 718,094
Series 2019-25  Class PA
05/25/2048 3.000% 1,130,101 1,046,051
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-34  Class AG
06/25/2035 2.000% 1,836,356 1,737,837
Series 2020-48  Class AB
07/25/2050 2.000% 1,492,612 1,237,627
Series 2020-59  Class NC
08/25/2040 3.000% 1,212,195 1,123,027
Series 2022-6  Class CB
02/25/2052 2.125% 491,000 291,011
Series 2022-62  Class KA
09/25/2052 3.250% 804,256 747,649
Series 2025-18  Class MA
09/25/2054 0.500% 5,396,019 4,517,427
Federal National Mortgage Association REMICS Trust
Series 2003-W16  Class AF5
11/25/2033 4.400% 120,515 121,066
Series 2004-W10  Class A6
08/25/2034 5.750% 567,242 577,029
Series 2006-W3  Class 2A
09/25/2046 6.000% 51,117 51,850
Series 2009-W1  Class A
12/25/2049 6.000% 153,010 156,608
Federal National Mortgage Association REMICS Trust
(b),(d)
Series 2007-W7  Class 2A2
-1.0 x 1 mo. USD LIBOR + 6.530%
07/25/2037 2.788% 93,546 6,686
Federal National Mortgage Association Trust
(b)
Series 2003-W8  Class 3F1
30 day USD SOFR Average + 0.514%
Floor 0.400%
05/25/2042 4.142% 65,233 65,162
Series 2005-W3  Class 2AF
30 day USD SOFR Average + 0.334%
Floor 0.220%
03/25/2045 3.962% 94,772 94,012
Federal National Mortgage Association Trust
Series 2003-W19  Class 1A7
11/25/2033 5.620% 1,063,326 1,055,714
Government National Mortgage Association REMICS
Series 2003-75  Class ZX
09/16/2033 6.000% 143,051 142,811
Series 2005-26  Class XY
03/20/2035 5.500% 154,164 156,347
Series 2005-72  Class AZ
09/20/2035 5.500% 119,269 120,569
Series 2006-17  Class JN
04/20/2036 6.000% 63,813 63,921
Series 2006-38  Class ZK
08/20/2036 6.500% 271,194 270,541
Series 2006-69  Class MB
12/20/2036 5.500% 315,073 322,897
Series 2008-23  Class PH
03/20/2038 5.000% 264,856 267,304

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
73
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2010-130  Class CP
10/16/2040 7.000% 124,020 129,527
Series 2010-163  Class NC
12/20/2040 4.000% 992,349 974,318
Series 2013-152  Class HA
06/20/2043 2.500% 1,180,557 1,086,274
Series 2013-H01  Class FA
01/20/2063 1.650% 35 31
Series 2013-H04  Class BA
02/20/2063 1.650% 2,719 2,624
Series 2013-H09  Class HA
04/20/2063 1.650% 29,963 28,743
Series 2014-133  Class BP
09/20/2044 2.250% 910,084 812,436
Series 2014-181  Class L
12/20/2044 3.000% 852,200 766,289
Series 2015-144  Class CA
10/20/2045 2.500% 1,305,074 1,142,809
Series 2016-93  Class AB
07/20/2044 1.750% 1,790,296 1,503,925
Series 2016-99  Class TL
04/16/2044 2.000% 399,479 334,521
Series 2017-139  Class GA
09/20/2047 3.000% 3,014,004 2,706,814
Series 2018-65  Class DC
05/20/2048 3.500% 9,596 8,860
Series 2019-158  Class PG
12/20/2049 2.250% 841,906 707,828
Series 2019-158  Class PK
12/20/2049 1.750% 1,052,609 857,358
Series 2019-158  Class PL
12/20/2049 1.500% 1,957,696 1,568,272
Series 2019-78  Class PT
08/20/2044 2.500% 792,899 706,725
Series 2019-96  Class DE
08/20/2049 2.350% 617,151 525,029
Series 2020-112  Class AB
08/20/2050 1.500% 1,650,479 1,318,550
Series 2020-17  Class AP
01/20/2050 2.250% 769,883 661,942
Series 2020-17  Class PD
01/20/2050 2.250% 813,430 689,904
Series 2020-21  Class GV
10/20/2049 2.250% 717,408 621,690
Series 2020-31  Class E
09/20/2049 2.000% 1,860,039 1,595,597
Series 2020-95  Class A
07/20/2050 1.625% 2,859,408 2,310,452
Series 2021-27  Class BD
02/20/2051 5.000% 6,329 6,290
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2021-27  Class NT
02/20/2051 5.000% 14,708 14,719
Series 2021-27  Class Q
02/20/2051 5.000% 1,110,817 1,087,892
Series 2021-8  Class CY
01/20/2051 5.000% 2,299 2,307
Series 2022-153  Class KA
12/20/2049 4.000% 1,138,954 1,106,596
Series 2022-34  Class DN
09/20/2041 3.500% 2,324,340 2,201,009
Series 2022-46  Class LY
03/20/2052 3.000% 470,000 397,243
Series 2022-50  Class CA
03/20/2052 3.000% 34,119 30,390
Series 2022-66  Class Y
04/20/2052 3.500% 585,000 485,414
Series 2022-78  Class HW
04/20/2052 2.500% 1,053,000 839,483
Series 2024-110  Class JL
10/20/2049 3.000% 1,262,000 1,086,244
Series 2024-45  Class BD
03/20/2054 2.000% 933,802 857,671
Series 2025-7  Class EL
01/20/2055 2.500% 543,000 390,276
Series 2025-89  Class GT
05/20/2055 3.000% 1,149,036 1,025,246
Government National Mortgage Association REMICS
(c)
Series 2010-H17  Class XQ
07/20/2060 5.139% 3,873 3,845
Series 2011-137  Class WA
07/20/2040 5.585% 295,200 301,341
Series 2012-141  Class WC
01/20/2042 3.741% 219,679 207,189
Series 2013-54  Class WA
11/20/2042 4.893% 570,040 576,603
Series 2013-75  Class WA
06/20/2040 5.063% 141,684 143,162
Series 2020-30  Class PT
03/20/2048 4.754% 2,140,206 2,140,527
Series 2021-27  Class CW
02/20/2051 5.000% 1,382,940 1,354,970
Government National Mortgage Association REMICS
(b)
Series 2007-16  Class NS
-3.5 x 1 mo. USD Term SOFR + 22.874%
04/20/2037 10.138% 24,700 25,240
Series 2012-H10  Class FA
1 mo. USD Term SOFR + 0.664%
Floor 0.550%
12/20/2061 4.311% 74,005 73,989

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
74
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2012-H21  Class CF
1 mo. USD Term SOFR + 0.814%
Floor 0.700%
05/20/2061 4.461% 339 341
Series 2012-H21  Class DF
1 mo. USD Term SOFR + 0.764%
Floor 0.650%
05/20/2061 4.411% 302 304
Series 2012-H26  Class MA
1 mo. USD Term SOFR + 0.664%
Floor 0.550%
07/20/2062 4.311% 3,067 3,070
Series 2012-H28  Class FA
1 mo. USD Term SOFR + 0.694%
Floor 0.580%
09/20/2062 4.341% 1,753 1,758
Series 2012-H29  Class FA
1 mo. USD Term SOFR + 0.629%
Floor 0.515%
10/20/2062 4.276% 40,423 40,391
Series 2013-H01  Class TA
1 mo. USD Term SOFR + 0.614%
Floor 0.500%
01/20/2063 4.261% 4,467 4,478
Series 2013-H05  Class FB
1 mo. USD Term SOFR + 0.514%
Floor 0.400%
02/20/2062 4.135% 5,716 5,704
Series 2013-H07  Class GA
1 mo. USD Term SOFR + 0.584%
Floor 0.470%
03/20/2063 4.231% 87,219 87,090
Series 2013-H07  Class HA
1 mo. USD Term SOFR + 0.524%
Floor 0.410%
03/20/2063 4.171% 78,333 78,141
Series 2013-H08  Class FA
1 mo. USD Term SOFR + 0.464%
Floor 0.350%
03/20/2063 4.111% 92,482 92,211
Series 2013-H09  Class GA
1 mo. USD Term SOFR + 0.594%
Floor 0.480%
04/20/2063 4.241% 42,481 42,448
Series 2013-H09  Class SA
1 mo. USD Term SOFR + 0.614%
Floor 0.500%
04/20/2063 4.261% 228,479 228,175
Series 2013-H21  Class FA
1 mo. USD Term SOFR + 0.864%
Floor 0.750%
09/20/2063 4.511% 14,881 14,944
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2013-H21  Class FB
1 mo. USD Term SOFR + 0.814%
Floor 0.700%
09/20/2063 4.461% 45,637 45,701
Series 2015-H15  Class FJ
1 mo. USD Term SOFR + 0.554%
Floor 0.440%
06/20/2065 4.201% 294,096 293,619
Series 2015-H16  Class FG
1 mo. USD Term SOFR + 0.554%
Floor 0.440%
07/20/2065 4.201% 372,773 372,150
Series 2015-H16  Class FL
1 mo. USD Term SOFR + 0.554%
Floor 0.440%
07/20/2065 4.201% 161,472 161,227
Series 2015-H18  Class FA
1 mo. USD Term SOFR + 0.564%
Floor 0.450%
06/20/2065 4.211% 80,675 80,586
Series 2015-H23  Class FB
1 mo. USD Term SOFR + 0.634%
Floor 0.520%
09/20/2065 4.281% 155,941 155,843
Series 2015-H26  Class FG
1 mo. USD Term SOFR + 0.634%
Floor 0.520%
10/20/2065 4.281% 109,534 109,463
Series 2020-H05  Class FK
1 mo. USD Term SOFR + 0.724%
Floor 0.610%
03/20/2070 4.371% 2,170,854 2,165,848
Government National Mortgage Association REMICS
(d),(e)
Series 2008-1
01/20/2038 0.000% 29,663 23,976
Series 2010-157  Class OP
12/20/2040 0.000% 166,320 143,241
Government National Mortgage Association REMICS
(d)
Series 2010-107  Class IL
07/20/2039 6.000% 198,327 35,260
Government National Mortgage Association REMICS
(b),(d)
Series 2005-3  Class SE
-1.0 x 1 mo. USD Term SOFR + 5.986%
01/20/2035 2.346% 225,557 2,533
Series 2007-40  Class SN
-1.0 x 1 mo. USD Term SOFR + 6.566%
07/20/2037 2.926% 172,766 1,960
Series 2008-62  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2038 2.396% 141,321 721
Series 2008-76  Class US
-1.0 x 1 mo. USD Term SOFR + 5.786%
09/20/2038 2.146% 208,284 1,762

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
75
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2008-95  Class DS
-1.0 x 1 mo. USD Term SOFR + 7.186%
12/20/2038 3.546% 172,645 1,312
Series 2009-106  Class ST
-1.0 x 1 mo. USD Term SOFR + 5.886%
02/20/2038 2.246% 259,305 2,538
Series 2009-64  Class SN
-1.0 x 1 mo. USD Term SOFR + 5.986%
07/16/2039 2.352% 72,494 2,659
Series 2009-67  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/16/2039 2.302% 79,660 4,888
Series 2009-72  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.136%
08/16/2039 2.502% 187,288 10,763
Series 2009-81  Class SB
-1.0 x 1 mo. USD Term SOFR + 5.976%
09/20/2039 2.336% 291,669 20,828
Series 2010-47  Class PX
-1.0 x 1 mo. USD Term SOFR + 6.586%
06/20/2037 2.946% 311,141 12,371
Series 2011-75  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.486%
05/20/2041 2.846% 129,303 7,411
Seasoned Credit Risk Transfer Trust
Series 2025-1  Class MTU
11/25/2064 3.250% 3,962,827 3,370,499
Seasoned Loans Structured Transaction Trust
Series 2018-2  Class A1
11/25/2028 3.500% 2,058,692 1,996,636
Vendee Mortgage Trust
Series 1998-2  Class 1G
06/15/2028 6.750% 31,655 32,190
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 208,208,163) 206,064,878
Agency Commercial Mortgage-Backed Securities 2.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn2
(a),(b)
Series 2021-MN2  Class M2
30 day USD SOFR Average + 3.350%
07/25/2041 6.978% 5,831,385 5,850,153
Federal Home Loan Mortgage Corp. Multiclass Certificates
(c),(d)
Series 2021-P011  Class X1
09/25/2045 1.740% 18,964,766 1,920,856
Federal Home Loan Mortgage Corp. Multifamily Structured
Credit Risk
(a),(b)
Series 2021-MN1  Class B1
30 day USD SOFR Average + 7.750%
01/25/2051 11.378% 3,858,000 4,219,990
Series 2021-MN1  Class M1
30 day USD SOFR Average + 2.000%
01/25/2051 5.628% 538,129 537,497
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Commercial Mortgage-Backed Securities (continued)
Series 2021-MN1  Class M2
30 day USD SOFR Average + 3.750%
01/25/2051 7.378% 5,500,000 5,594,943
Series 2022-MN4  Class M1
30 day USD SOFR Average + 4.250%
05/25/2052 7.878% 3,434,836 3,456,074
Series 2022-MN4  Class M2
30 day USD SOFR Average + 6.500%
05/25/2052 10.128% 2,500,000 2,765,618
Series 2026-MN13  Class M2
30 day USD SOFR Average + 2.950%
03/25/2046 6.578% 3,750,000 3,749,983
Federal Home Loan Mortgage Corp. Multifamily Structured
Pass-Through Certificates
(c),(d)
Series KL05  Class X1P
06/25/2029 1.024% 75,000,000 1,783,853
Federal Home Loan Mortgage Corp. Multifamily Structured
Pass-Through Certificates
(c)
Series W5FX  Class AFX
04/25/2028 3.336% 1,256,000 1,230,615
Federal National Mortgage Association-ACES
Series 2020-M5  Class A2
01/25/2030 2.210% 4,698,403 4,389,473
Federal National Mortgage Association-ACES
(c)
Series 2017-M12  Class A2
06/25/2027 3.167% 1,143,076 1,129,806
Series 2017-M5  Class A2
04/25/2029 3.120% 845,832 818,591
Series 2018-M10  Class A2
07/25/2028 3.473% 2,380,069 2,341,793
Series 2018-M3  Class A2
02/25/2030 3.177% 600,521 578,509
Series 2018-M4  Class A2
03/25/2028 3.169% 887,818 870,650
Series 2022-M10  Class A2
01/25/2032 1.991% 7,460,014 6,550,394
Series 2022-M1S  Class A2
04/25/2032 2.151% 8,700,000 7,696,129
Series 2023-M8  Class A2
03/25/2033 4.625% 3,685,000 3,667,042
Federal National Mortgage Association-ACES
(c),(d)
Series 2021-M3  Class X1
11/25/2033 1.955% 23,945,662 1,390,707
Multifamily Connecticut Avenue Securities Trust
(a),(b)
Series 2020-01  Class M10
30 day USD SOFR Average + 3.864%
Floor 3.750%
03/25/2050 7.492% 6,103,205 6,190,001
Series 2023-01  Class M10
30 day USD SOFR Average + 6.500%
Floor 6.500%
11/25/2053 10.128% 3,500,000 4,000,188

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
76
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Commercial Mortgage-Backed Securities (continued)
RFM Re-REMICS Trust
(a),(d),(e),(f)
Series 2022-FRR1  Class CK60
11/08/2049 0.000% 5,000,000 4,850,387
1 1 1 1 1
Total Agency Commercial Mortgage-Backed Securities
(Cost $ 75,976,816) 75,583,252
Agency Mortgage-Backed Securities 24.4%
Federal Home Loan Mortgage Corp.
10/01/2026 6.500% 3,448 3,449
03/01/2033 3.000% 171,715 162,541
03/01/2033 3.000% 118,164 113,717
07/01/2033 2.500% 1,479,736 1,458,376
07/01/2033 3.000% 614,100 602,817
06/01/2035 5.500% 40,611 40,858
04/01/2036 5.500% 15,449 15,818
12/01/2036 6.500% 186,152 191,669
09/01/2037 6.000% 284,207 297,762
03/01/2038 6.500% 41,233 43,640
08/01/2038 6.500% 48,399 50,855
10/17/2038 6.500% 62,667 63,881
06/01/2040 4.500% 2,597,822 2,574,525
11/01/2040 4.500% 12,248,226 12,108,098
03/01/2043 3.000% 816,815 739,825
04/01/2043 3.000% 1,859,423 1,688,578
08/01/2043 2.500% 1,085,565 964,250
08/01/2043 3.000% 1,475,128 1,337,376
06/01/2044 3.000% 2,236,015 2,029,951
02/01/2045 3.000% 2,768,432 2,497,181
04/01/2045 3.000% 3,685,983 3,338,151
04/01/2045 3.000% 896,196 810,109
01/01/2046 3.000% 1,355,690 1,232,938
06/01/2046 2.500% 1,252,367 1,109,572
09/01/2046 3.000% 2,262,101 2,026,930
11/01/2046 2.500% 1,684,729 1,449,905
12/01/2046 3.000% 7,501,199 6,777,676
02/01/2047 3.000% 536,782 488,172
04/01/2047 3.000% 7,456,575 6,666,408
04/01/2047 3.000% 2,406,470 2,163,928
06/01/2048 4.500% 805,228 786,451
09/01/2048 4.000% 1,569,361 1,488,936
11/01/2048 3.000% 1,905,816 1,701,850
12/01/2048 5.000% 588,156 582,904
04/01/2049 3.000% 1,767,047 1,580,242
05/01/2049 3.000% 859,215 769,810
06/01/2049 4.000% 514,013 486,921
09/01/2049 4.000% 870,777 825,513
01/01/2050 3.000% 2,200,808 1,968,718
03/01/2050 4.000% 4,054,180 3,858,139
05/01/2050 2.500% 1,808,087 1,529,859
07/01/2050 2.500% 4,554,786 3,848,195
08/01/2050 2.500% 1,475,501 1,264,084
10/01/2050 2.500% 1,016,329 867,714
05/01/2051 2.500% 3,723,246 3,188,310
07/01/2051 2.500% 1,848,048 1,579,623
09/01/2051 2.500% 4,517,706 3,872,614
10/01/2051 2.500% 5,732,583 4,903,221
11/01/2051 2.500% 866,511 738,524
02/01/2052 2.500% 4,376,939 3,703,017
02/01/2052 2.500% 428,411 364,453
02/01/2052 2.500% 78,093 66,723
03/01/2052 2.500% 1,608,865 1,367,432
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
03/01/2052 3.500% 3,717,595 3,399,344
03/01/2052 4.000% 3,159,374 2,971,301
04/01/2052 2.500% 1,919,115 1,639,347
04/01/2052 2.500% 936,435 799,490
07/01/2052 4.500% 4,730,907 4,573,871
08/01/2052 4.000% 4,005,734 3,762,578
09/01/2054 6.000% 8,213,374 8,592,203
09/01/2054 6.000% 4,279,839 4,478,597
10/01/2054 6.000% 1,323,759 1,384,815
10/01/2054 6.000% 798,320 835,396
10/01/2054 6.500% 723,429 766,947
05/01/2055 5.500% 8,712,859 8,768,317
10/01/2055 6.500% 1,640,998 1,740,043
05/01/2056 5.000% 4,613,720 4,536,266
Federal Home Loan Mortgage Corp.
(b)
07/01/2036 6.102% 21,623 22,218
07/01/2040 6.255% 40,166 41,577
02/01/2050 3.728% 1,066,855 1,092,373
05/01/2053 4.159% 3,523,234 3,539,400
02/01/2054 4.935% 687,704 688,725
10/01/2054 4.699% 1,546,780 1,541,093
01/01/2055 4.795% 1,848,235 1,864,004
05/01/2055 5.378% 563,681 569,304
06/01/2055 5.168% 1,634,174 1,639,213
07/01/2055 5.226% 792,741 798,602
07/01/2055 5.242% 2,316,622 2,335,091
08/01/2055 5.305% 3,951,596 3,986,023
08/01/2055 5.315% 919,276 927,267
08/01/2055 5.423% 4,350,768 4,395,766
02/01/2056 4.946% 2,721,825 2,724,115
06/01/2056 4.299% 1,673,000 1,632,580
06/01/2056 4.770% 1,567,139 1,553,238
07/01/2056 4.235% 913,000 896,217
07/01/2056 4.802% 2,055,000 2,050,796
Federal National Mortgage Association
08/01/2026 6.500% 347 346
01/01/2027 4.000% 3,539 3,528
06/01/2028 3.570% 2,657,106 2,619,237
09/01/2028 6.500% 2,503 2,590
11/01/2028 5.585% 4,514,387 4,617,762
02/01/2029 3.740% 1,515,000 1,493,191
02/01/2030 2.570% 2,370,662 2,224,211
02/01/2030 2.920% 2,453,248 2,340,469
02/01/2030 3.550% 1,000,000 970,582
06/01/2030 3.130% 4,812,000 4,585,248
07/01/2030 3.850% 4,168,681 4,077,455
02/01/2031 3.260% 6,236,000 5,910,706
01/01/2032 2.730% 2,354,877 2,165,017
01/01/2032 2.730% 1,825,000 1,669,595
01/01/2032 2.780% 2,002,940 1,846,525
01/01/2032 2.970% 1,459,295 1,357,809
02/01/2032 2.990% 2,714,421 2,515,064
05/01/2032 3.090% 5,565,000 5,146,451
06/01/2032 3.540% 7,921,000 7,520,822
11/01/2032 4.230% 3,788,414 3,720,322
11/01/2032 4.705% 3,400,000 3,426,675
05/01/2033 3.500% 99,223 96,042
11/01/2033 2.430% 1,256,842 1,097,990
11/01/2033 5.500% 88,352 88,322
12/01/2033 2.500% 1,548,427 1,351,079
03/01/2035 4.000% 182,894 181,483
04/01/2035 3.330% 2,215,753 2,031,506
06/01/2035 3.000% 1,201,092 1,167,934

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
77
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
10/01/2035 2.880% 5,000,000 4,284,202
01/01/2036 5.000% 33,498 33,780
04/01/2036 5.500% 2,712 2,714
06/01/2036 6.500% 17,361 18,104
07/01/2036 6.500% 16,170 16,910
09/01/2036 6.000% 84,517 86,677
09/01/2036 6.500% 15,975 16,669
10/01/2036 6.500% 20,074 21,183
03/01/2037 6.000% 11,839 11,830
08/01/2037 6.500% 150,794 153,892
10/01/2037 6.500% 30,357 31,706
11/01/2037 7.000% 25,832 27,279
02/01/2038 6.000% 8,428 8,375
09/01/2038 6.500% 175,238 187,915
10/01/2038 6.500% 157,810 164,898
10/01/2038 6.500% 42,418 44,292
12/01/2038 7.000% 94,897 100,215
01/01/2039 7.000% 74,252 78,413
03/01/2040 3.000% 562,404 538,810
11/01/2040 4.500% 5,734,086 5,668,483
08/01/2041 2.500% 1,420,759 1,267,615
10/01/2041 2.000% 2,856,901 2,491,930
11/01/2041 2.000% 899,815 784,395
02/01/2042 2.500% 1,504,709 1,339,555
04/01/2042 2.000% 1,505,878 1,312,404
08/01/2042 3.000% 830,093 754,205
09/01/2042 3.500% 355,896 332,207
11/01/2042 2.500% 938,954 828,413
11/01/2042 3.000% 1,366,436 1,242,007
01/01/2043 3.000% 721,250 679,635
01/01/2043 3.000% 564,542 513,680
01/01/2043 3.500% 281,853 263,089
02/01/2043 3.000% 8,163,114 7,407,510
03/01/2043 3.500% 645,462 604,508
03/01/2043 4.500% 473,530 468,285
05/01/2043 3.500% 1,074,369 1,002,110
06/01/2043 3.500% 1,167,079 1,087,681
07/01/2043 3.000% 1,149,267 1,038,854
07/01/2043 3.500% 602,742 562,609
07/01/2043 3.500% 358,580 334,710
08/01/2043 3.500% 1,332,821 1,244,079
09/01/2043 3.000% 1,180,684 1,077,666
12/01/2043 3.000% 1,470,683 1,329,391
01/01/2044 3.000% 1,293,831 1,171,290
10/01/2044 3.000% 2,619,532 2,372,627
02/01/2045 3.000% 858,319 776,165
03/01/2045 3.000% 2,760,635 2,488,440
10/01/2045 4.500% 726,309 711,518
01/01/2046 4.000% 1,085,369 1,038,767
10/01/2046 3.000% 2,487,425 2,247,546
11/01/2046 3.000% 2,642,575 2,365,283
12/01/2046 3.000% 6,202,035 5,558,271
03/01/2047 4.000% 526,010 502,850
04/01/2047 4.000% 1,524,643 1,456,122
10/01/2047 4.000% 1,292,720 1,238,224
10/01/2047 4.000% 104,117 99,353
12/01/2047 2.500% 3,876,574 3,405,132
12/01/2047 3.000% 767,975 690,566
12/01/2047 4.500% 1,015,741 995,053
01/01/2048 3.000% 1,489,246 1,350,160
02/01/2048 3.000% 1,028,432 924,221
04/01/2048 3.000% 5,333,824 4,828,555
04/01/2048 3.000% 1,219,784 1,103,925
08/01/2048 4.000% 381,502 362,069
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
11/01/2048 6.000% 36,276 36,833
12/01/2048 4.000% 564,685 538,725
01/01/2049 3.000% 921,088 833,599
06/01/2049 4.000% 418,274 395,765
10/01/2049 4.000% 2,391,718 2,268,148
10/01/2049 4.000% 1,015,568 972,925
01/01/2050 3.000% 2,772,169 2,458,428
02/01/2050 3.000% 3,203,337 2,873,652
02/01/2050 3.000% 1,678,384 1,503,501
02/01/2050 3.000% 1,381,307 1,248,598
02/01/2050 3.000% 1,317,871 1,190,778
02/01/2050 3.500% 845,260 779,319
02/01/2050 3.500% 730,541 675,311
04/01/2050 3.000% 3,871,813 3,415,316
05/01/2050 3.000% 3,449,914 3,101,671
05/01/2050 3.000% 3,029,982 2,668,136
05/01/2050 3.000% 1,383,478 1,252,888
07/01/2050 2.500% 4,463,699 3,816,839
07/01/2050 3.500% 1,611,389 1,477,220
08/01/2050 3.000% 1,635,989 1,430,032
09/01/2050 2.500% 4,462,819 3,810,237
09/01/2050 2.500% 4,406,438 3,768,063
09/01/2050 2.500% 377,851 322,381
10/01/2050 2.500% 2,657,629 2,273,154
11/01/2050 2.500% 742,645 633,360
02/01/2051 2.500% 2,131,759 1,821,646
05/01/2051 2.500% 1,403,605 1,196,438
06/01/2051 2.500% 1,723,339 1,472,105
07/01/2051 2.500% 7,208,999 6,164,933
09/01/2051 3.000% 9,074,276 8,035,885
10/01/2051 2.500% 5,370,639 4,617,524
01/01/2052 2.500% 4,358,187 3,728,561
01/01/2052 3.000% 9,858,253 8,671,179
03/01/2052 2.500% 10,771,363 9,029,219
03/01/2052 2.500% 6,141,432 5,204,685
03/01/2052 2.500% 3,094,493 2,647,339
03/01/2052 2.500% 1,473,309 1,257,857
03/01/2052 2.500% 1,173,694 997,859
03/01/2052 2.500% 751,291 642,457
03/01/2052 2.500% 721,984 613,600
03/01/2052 2.500% 271,106 231,553
03/01/2052 3.000% 6,849,682 6,138,150
03/01/2052 3.000% 4,455,383 3,893,781
05/01/2052 2.500% 1,057,124 903,515
06/01/2052 3.000% 23,666,860 20,848,670
07/01/2052 3.000% 991,693 897,465
08/01/2052 4.500% 5,018,811 4,849,100
09/01/2052 4.500% 4,113,101 3,974,868
10/01/2052 3.000% 6,862,419 6,154,417
11/01/2052 5.000% 4,211,355 4,177,252
12/01/2053 6.000% 953,487 992,435
06/01/2054 6.000% 1,465,264 1,531,494
07/01/2054 6.000% 1,672,284 1,749,944
09/01/2054 6.000% 3,983,021 4,166,731
09/01/2054 6.000% 2,159,806 2,260,108
09/01/2054 6.500% 1,693,920 1,795,815
10/01/2054 6.000% 704,264 736,972
10/01/2054 6.500% 1,151,672 1,220,948
11/01/2054 6.000% 1,553,366 1,625,010
11/01/2054 6.000% 1,434,234 1,500,842
02/01/2055 3.000% 813,927 729,913
04/01/2055 6.000% 9,040,148 9,258,887
05/01/2055 5.500% 10,080,843 10,171,450
06/01/2055 6.000% 3,488,758 3,589,442

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
78
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
07/01/2055 5.500% 14,479,517 14,571,679
08/01/2055 6.000% 2,486,500 2,566,532
10/01/2055 6.000% 1,643,576 1,719,565
11/01/2055 6.000% 2,515,386 2,632,857
11/01/2055 6.000% 2,013,980 2,110,358
11/01/2055 6.500% 1,411,400 1,495,716
03/01/2060 3.500% 2,477,215 2,223,743
07/01/2060 3.000% 8,364,066 7,165,210
07/01/2061 2.500% 7,719,047 6,306,076
12/01/2061 4.500% 909,110 874,503
03/01/2062 2.500% 3,363,937 2,748,145
06/01/2062 3.000% 3,820,458 3,262,566
06/01/2062 3.500% 2,186,896 1,952,879
09/01/2062 4.000% 3,586,401 3,310,461
06/01/2063 3.000% 3,927,922 3,358,680
Federal National Mortgage Association
(b)
03/01/2036 6.596% 56,644 58,651
06/01/2050 2.749% 852,893 825,355
07/01/2052 4.364% 2,180,955 2,171,259
08/01/2052 4.582% 2,411,942 2,411,112
08/01/2052 4.624% 1,542,934 1,543,813
09/01/2052 4.090% 1,660,856 1,671,103
10/01/2052 4.131% 4,131,608 4,157,002
11/01/2052 4.130% 1,456,348 1,462,705
04/01/2053 4.671% 7,291,418 7,321,566
12/01/2053 5.597% 879,078 891,913
02/01/2055 5.161% 2,453,166 2,473,335
05/01/2055 4.965% 1,318,571 1,322,138
08/01/2055 5.578% 1,531,399 1,557,797
04/01/2056 5.016% 885,797 888,107
06/01/2056 4.800% 1,149,000 1,149,697
06/01/2056 4.832% 3,370,000 3,369,827
06/01/2056 4.867% 1,554,000 1,555,477
07/01/2056 4.086% 929,000 910,600
07/01/2056 4.278% 923,000 909,913
07/01/2056 4.567% 2,159,000 2,134,861
Federal National Mortgage Association
(c)
10/01/2029 3.123% 1,571,840 1,522,721
11/01/2032 1.456% 8,977,075 7,527,492
06/01/2037 5.926% 268,521 267,819
Government National Mortgage Association
12/20/2037 2.500% 1,421,700 1,330,572
06/20/2038 2.500% 2,659,259 2,485,400
09/20/2038 7.000% 26,332 27,184
07/20/2040 3.750% 161,385 152,846
07/20/2040 3.750% 55,268 54,361
08/20/2040 3.750% 112,988 103,785
08/20/2040 3.750% 81,161 74,262
09/20/2040 3.750% 146,499 138,567
09/20/2040 3.750% 113,614 103,604
10/15/2040 3.750% 143,500 134,714
11/15/2040 3.625% 217,614 202,715
11/15/2040 3.625% 77,792 72,422
11/20/2040 3.625% 248,839 226,703
12/15/2040 3.490% 433,377 412,071
12/15/2040 3.490% 195,973 187,187
12/15/2040 3.490% 59,870 58,731
12/15/2040 3.750% 186,964 175,614
06/20/2043 3.000% 1,528,247 1,365,246
08/20/2043 3.000% 472,864 422,430
11/15/2047 3.000% 4,364,527 3,992,408
04/20/2048 3.500% 889,801 828,540
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
12/20/2048 4.500% 808,240 781,387
12/20/2048 5.000% 511,473 512,404
09/20/2049 4.500% 797,419 769,486
09/20/2049 4.500% 547,027 542,075
11/20/2049 4.500% 1,672,039 1,607,272
01/20/2050 3.500% 366,401 337,691
02/20/2050 3.500% 3,241,053 2,940,522
02/20/2050 3.500% 859,329 779,655
02/20/2050 3.500% 739,871 670,393
02/20/2050 3.500% 190,559 180,175
02/20/2050 3.500% 177,191 164,750
02/20/2050 4.000% 763,612 714,828
02/20/2050 4.000% 709,450 663,700
02/20/2050 4.500% 539,449 523,962
03/20/2050 3.500% 6,073,339 5,462,146
03/20/2050 3.500% 906,227 815,058
03/20/2050 4.000% 488,096 454,294
04/20/2050 4.000% 1,092,294 1,016,597
04/20/2050 4.000% 608,075 567,056
04/20/2050 4.500% 1,366,998 1,321,813
07/20/2050 2.500% 6,385,335 5,397,586
09/20/2050 2.500% 2,625,303 2,269,091
09/20/2050 3.000% 2,979,206 2,647,564
09/20/2050 3.500% 2,039,862 1,847,064
10/20/2050 2.000% 7,114,163 5,848,233
10/20/2050 3.000% 3,789,636 3,371,627
11/20/2050 2.000% 12,202,952 10,012,492
12/20/2050 2.000% 14,662,880 12,030,807
01/20/2051 2.000% 2,590,061 2,125,114
01/20/2051 3.500% 3,042,001 2,695,360
02/20/2051 2.000% 29,296,966 24,037,769
04/20/2051 3.500% 8,440,529 7,717,086
10/20/2051 3.500% 3,928,747 3,497,989
10/20/2051 3.500% 2,835,408 2,586,551
11/20/2051 3.500% 1,578,308 1,436,331
01/20/2052 3.000% 3,535,087 3,128,384
02/20/2052 3.500% 1,261,327 1,139,589
02/20/2052 3.500% 817,606 739,281
03/20/2052 2.500% 4,506,888 3,853,397
03/20/2052 3.000% 3,334,904 2,956,980
04/20/2052 4.000% 3,587,760 3,355,278
05/20/2052 3.500% 4,103,561 3,744,572
10/20/2052 4.000% 13,550,414 12,775,713
01/20/2053 6.000% 4,940,523 5,117,565
06/20/2053 3.000% 7,055,077 6,295,900
Government National Mortgage Association
(b)
02/20/2072 5.480% 5,982,971 6,248,230
04/20/2072 5.477% 5,572,148 5,818,989
Government National Mortgage Association
(c)
10/20/2070 2.943% 3,017,684 2,720,326
Government National Mortgage Association, TBA
(g)
07/20/2056 5.500% 6,300,000 6,330,958
Uniform Mortgage-Backed Security, TBA
(g)
07/01/2056 2.500% 20,750,000 17,334,356
07/01/2056 5.000% 48,000,000 47,160,086
07/01/2056 5.500% 27,700,000 27,788,509
08/01/2056 5.000% 3,000,000 2,944,458

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
79
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
08/01/2056 5.500% 16,000,000 16,028,624
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 929,075,023) 908,339,955
Corporate Bonds 30.1%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
02/15/2031 7.125% 855,000 885,932
Lamar Media Corp.
02/15/2030 4.000% 915,000 875,553
Outfront Media Capital LLC/Outfront Media Capital Corp.
(a)
02/15/2031 7.375% 590,000 613,527
Stagwell Global LLC
(a)
08/15/2029 5.625% 780,000 752,438
Total 3,127,450
Aerospace & Defense 1.0%
ATI, Inc.
12/01/2027 5.875% 480,000 480,143
BAE Systems PLC
(a)
02/15/2031 1.900% 217,000 191,591
Boeing Co.
05/01/2050 5.805% 1,058,000 1,044,530
05/01/2054 6.858% 632,000 710,135
Embraer Netherlands Finance BV
02/11/2035 5.980% 972,000 1,012,056
01/09/2038 5.400% 926,000 894,259
General Electric Co.
07/29/2030 4.300% 1,836,000 1,818,886
01/29/2036 4.900% 1,669,000 1,667,230
Honeywell Aerospace, Inc.
(a)
03/16/2028 3.900% 3,261,000 3,228,519
03/16/2029 4.000% 1,957,000 1,930,714
03/16/2031 4.300% 3,840,000 3,773,458
03/16/2033 4.600% 2,776,000 2,723,878
03/16/2036 4.950% 2,318,000 2,282,662
03/16/2046 5.622% 667,000 663,786
03/16/2056 5.732% 622,000 621,909
03/16/2066 5.852% 136,000 137,041
Howmet Aerospace, Inc.
10/15/2031 4.850% 812,000 814,457
04/15/2036 4.750% 1,045,000 1,015,574
Northrop Grumman Corp.
07/15/2030 4.650% 871,000 872,103
07/15/2035 5.250% 807,000 819,992
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
RTX Corp.
03/15/2034 6.100% 1,942,000 2,083,560
03/15/2054 6.400% 1,990,000 2,184,467
TransDigm, Inc.
(a)
03/01/2032 6.625% 1,565,000 1,605,123
Total 32,576,073
Agriculture 0.7%
Altria Group, Inc.
09/16/2046 3.875% 495,000 367,621
BAT Capital Corp.
08/15/2037 4.390% 2,525,000 2,308,477
08/15/2047 4.540% 1,271,000 1,048,904
08/02/2053 7.081% 332,000 374,648
08/15/2055 6.250% 901,000 922,162
Bunge Ltd. Finance Corp.
08/04/2035 5.150% 1,572,000 1,564,258
Darling Ingredients, Inc.
(a)
04/15/2027 5.250% 255,000 254,739
Imperial Brands Finance PLC
(a),(g)
02/07/2032 4.875% 1,068,000 1,061,286
07/07/2036 5.500% 713,000 708,992
Imperial Brands Finance PLC
(a)
07/01/2034 5.875% 2,369,000 2,437,205
07/01/2035 5.625% 1,258,000 1,269,684
Japan Tobacco, Inc.
(a)
06/15/2030 5.250% 711,000 724,038
06/15/2035 5.850% 470,000 492,036
Philip Morris International, Inc.
04/28/2028 4.125% 2,656,000 2,641,952
04/30/2030 4.375% 2,249,000 2,226,298
02/15/2033 5.375% 1,738,000 1,784,224
09/07/2033 5.625% 1,468,000 1,526,442
02/13/2034 5.250% 595,000 604,754
04/30/2035 4.875% 2,384,000 2,350,227
Total 24,667,947
Airlines 0.3%
Air Canada Pass-Through Trust
(a)
Series 2017-1  Class A
07/15/2031 3.550% 224,224 211,485
Series 2017-1  Class AA
07/15/2031 3.300% 160,776 152,091
American Airlines Pass-Through Trust
Series 2016-3  Class AA
04/15/2030 3.000% 691,114 665,982

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
80
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(a)
04/20/2029 5.750% 1,890,000 1,893,190
British Airways Pass-Through Trust
(a)
Series 2018-1  Class A
03/20/2033 4.125% 232,173 224,216
Series 2018-1  Class AA
03/20/2033 3.800% 148,051 143,844
Series 2019-1  Class AA
06/15/2034 3.300% 287,944 270,789
Delta Air Lines, Inc.
07/10/2028 4.950% 2,439,000 2,449,298
07/10/2030 5.250% 2,500,000 2,526,891
Delta Air Lines, Inc./SkyMiles IP Ltd.
(a)
10/20/2028 4.750% 1,650,000 1,648,916
JetBlue Airways Corp./JetBlue Loyalty LP
(a)
09/20/2031 9.875% 840,000 761,850
United Airlines Pass-Through Trust
Series A  Class A
04/07/2030 3.100% 616,234 589,555
Series A  Class A
09/01/2031 3.700% 782,958 747,031
Series A  Class A
02/25/2033 4.550% 441,086 423,941
Series AA  Class AA
01/07/2030 3.100% 293,393 286,853
Series AA  Class AA
09/01/2031 3.500% 247,740 238,720
Series AA  Class AA
02/25/2033 4.150% 467,671 454,824
Total 13,689,476
Auto Manufacturers 0.6%
Allison Transmission, Inc.
(a)
06/01/2029 5.875% 890,000 896,854
Ford Motor Credit Co. LLC
02/10/2029 2.900% 3,025,000 2,844,699
05/03/2029 5.113% 363,000 360,503
04/09/2031 5.420% 1,450,000 1,437,661
04/06/2033 5.753% 2,547,000 2,526,872
10/31/2035 5.869% 1,028,000 1,005,758
05/22/2036 6.467% 2,918,000 2,965,652
General Motors Financial Co., Inc.
06/10/2031 2.700% 1,666,000 1,499,389
09/15/2031 5.100% 625,000 626,097
04/04/2034 5.950% 571,000 591,024
Hyundai Capital America
(a)
01/10/2028 1.800% 196,000 187,685
04/06/2029 4.750% 1,457,000 1,452,977
03/27/2030 5.150% 897,000 903,135
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
09/18/2030 4.500% 790,000 775,208
04/07/2031 5.000% 1,083,000 1,081,391
Stellantis Financial Services U.S. Corp.
(a)
06/15/2029 5.400% 645,000 642,750
06/15/2031 5.800% 430,000 424,962
Volkswagen Group of America Finance LLC
(a)
03/27/2028 5.050% 941,000 944,676
11/13/2028 4.750% 926,000 923,294
03/27/2030 5.350% 1,477,000 1,492,171
Total 23,582,758
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.
(a)
04/15/2028 7.000% 540,000 548,885
Clarios Global LP/Clarios U.S. Finance Co.
(a)
02/15/2030 6.750% 435,000 448,140
Cooper-Standard Automotive, Inc.
(a)
03/01/2031 9.250% 480,000 484,939
Goodyear Tire & Rubber Co.
07/15/2031 5.250% 460,000 409,302
Qnity Electronics, Inc.
(a)
08/15/2032 5.750% 705,000 709,231
08/15/2033 6.250% 145,000 147,557
Total 2,748,054
Banks 8.3%
ABN AMRO Bank NV
(a),(h)
12/03/2028 4.988% 900,000 904,924
12/13/2029 2.470% 700,000 662,823
03/13/2037 3.324% 800,000 720,284
AIB Group PLC
(a),(h)
09/13/2029 6.608% 265,000 274,899
05/15/2031 5.320% 200,000 202,413
Banco Bilbao Vizcaya Argentaria SA
03/13/2029 5.381% 2,000,000 2,039,162
Banco Nacional de Comercio Exterior SNC
(a),(h)
08/11/2031 2.720% 520,000 516,908
05/14/2036 6.000% 233,000 230,288
Banco Santander SA
08/08/2028 5.588% 2,200,000 2,239,714
11/06/2030 4.551% 1,000,000 984,816
11/06/2035 5.127% 800,000 784,351
Bank of America Corp.
(h),(i)
Series OO
05/01/2030 6.625% 890,000 915,577

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
81
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Series UU
07/26/2030 6.250% 1,027,000 1,038,872
Bank of America Corp.
(h)
04/24/2028 3.705% 476,000 472,788
12/20/2028 3.419% 210,000 206,463
09/15/2029 5.819% 898,000 918,884
02/13/2031 2.496% 1,336,000 1,234,776
07/23/2031 1.898% 562,000 501,830
02/06/2032 4.456% 920,000 903,685
04/27/2033 4.571% 1,189,000 1,166,187
01/23/2035 5.468% 714,000 728,317
08/15/2035 5.425% 915,000 918,838
02/06/2037 5.045% 190,000 187,111
03/08/2037 3.846% 1,424,000 1,323,496
06/19/2041 2.676% 2,286,000 1,658,090
Bank of Ireland Group PLC
(a),(h)
03/20/2030 5.601% 700,000 714,780
Bank of Montreal
06/04/2031 5.511% 263,000 271,366
Series J
06/02/2032 4.879% 603,000 602,610
Series J
06/02/2037 5.298% 1,466,000 1,467,303
Bank of New York Mellon Corp.
(h)
10/25/2029 6.317% 202,000 209,367
01/22/2030 4.026% 1,436,000 1,415,322
02/11/2031 4.942% 309,000 311,710
Bank of Nova Scotia
(h)
06/05/2029 4.578% 2,541,000 2,533,738
06/05/2032 4.904% 2,011,000 2,005,900
11/10/2032 4.740% 617,000 612,302
Banque Federative du Credit Mutuel SA
(a)
07/13/2028 5.790% 962,000 982,499
Barclays PLC
(h)
09/10/2030 4.942% 1,212,000 1,214,443
02/24/2032 4.521% 1,245,000 1,216,251
11/02/2033 7.437% 1,559,000 1,738,882
02/24/2037 5.207% 1,807,000 1,759,470
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico
(a)
06/03/2031 5.400% 2,299,000 2,301,352
BNP Paribas SA
(a),(h)
01/09/2030 5.176% 1,722,000 1,737,928
01/20/2033 3.132% 682,000 617,208
11/19/2035 5.906% 1,213,000 1,235,134
BPCE SA
(a),(h)
10/19/2027 6.612% 880,000 885,277
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/18/2028 5.125% 2,116,000 2,134,045
10/19/2029 6.714% 1,054,000 1,095,424
01/20/2032 2.277% 855,000 755,694
10/19/2032 3.116% 1,174,000 1,044,654
10/19/2034 7.003% 1,362,000 1,483,201
01/14/2036 6.293% 280,000 292,475
CaixaBank SA
(a),(h)
09/13/2027 6.684% 660,000 662,689
07/03/2036 5.581% 200,000 201,739
Citibank NA
08/06/2029 4.838% 335,000 337,712
Citigroup, Inc.
(h),(i)
Series CC
08/15/2029 7.125% 1,859,000 1,903,340
Series EE
02/15/2030 6.750% 1,249,000 1,267,277
Series FF
02/15/2030 6.950% 694,000 709,287
Citigroup, Inc.
(h)
07/24/2028 3.668% 585,000 579,816
02/13/2030 5.174% 540,000 545,736
03/20/2030 3.980% 972,000 953,356
09/19/2030 4.542% 2,375,000 2,358,430
09/11/2031 4.503% 185,000 182,531
05/01/2032 2.561% 1,417,000 1,273,962
11/03/2032 2.520% 1,761,000 1,560,536
11/17/2033 6.270% 1,611,000 1,717,182
02/13/2035 5.827% 1,875,000 1,913,798
09/11/2036 5.174% 1,476,000 1,468,524
Citizens Bank NA
(h)
01/29/2029 4.192% 2,344,000 2,324,631
Credit Agricole SA
(a),(h)
09/11/2028 4.631% 380,000 379,845
10/03/2029 6.316% 1,266,000 1,306,967
01/09/2036 5.862% 805,000 828,584
Danske Bank AS
(a),(h)
03/01/2030 5.705% 320,000 327,368
10/02/2030 4.613% 724,000 719,287
Deutsche Bank AG
(h)
01/07/2028 2.552% 500,000 495,035
02/08/2028 5.706% 688,000 692,822
05/10/2029 5.414% 580,000 592,817
12/10/2031 4.469% 600,000 589,855
02/06/2032 4.725% 280,000 275,772
01/07/2033 3.742% 315,000 289,110
02/10/2034 7.079% 845,000 911,755

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
82
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Fifth Third Bancorp
(h)
04/29/2032 4.566% 535,000 525,856
01/29/2037 5.141% 1,065,000 1,046,192
Goldman Sachs Bank USA
(h)
06/03/2029 4.656% 3,811,000 3,812,539
Goldman Sachs Group, Inc.
(h),(i)
Series X
05/10/2029 7.500% 628,000 658,686
Series Z
02/10/2030 6.850% 952,000 978,756
Goldman Sachs Group, Inc.
(h)
02/24/2028 2.640% 1,337,000 1,320,670
03/15/2028 3.615% 587,000 583,109
01/21/2029 4.148% 6,239,000 6,186,108
04/23/2029 3.814% 561,000 552,217
10/21/2029 4.153% 3,896,000 3,841,158
10/24/2029 6.484% 2,880,000 2,987,443
04/25/2030 5.727% 264,000 270,510
07/23/2030 5.049% 943,000 948,739
01/28/2031 5.207% 1,126,000 1,138,182
04/23/2031 5.218% 1,150,000 1,160,890
10/21/2031 4.369% 7,772,000 7,600,647
01/21/2032 4.516% 618,000 606,305
04/22/2032 2.615% 2,150,000 1,931,531
06/03/2032 4.972% 4,130,000 4,127,271
07/23/2035 5.330% 3,414,000 3,426,025
10/21/2036 4.939% 3,287,000 3,191,255
01/21/2037 5.065% 3,628,000 3,545,937
06/03/2037 5.425% 2,208,000 2,216,362
02/02/2041 5.387% 935,000 913,000
01/21/2047 5.541% 639,000 617,575
HSBC Holdings PLC
(h)
08/11/2028 5.210% 1,588,000 1,598,826
09/22/2028 2.013% 1,828,000 1,771,455
05/12/2030 4.711% 1,762,000 1,754,424
05/22/2030 3.973% 1,819,000 1,774,671
11/19/2030 5.286% 2,517,000 2,548,653
08/18/2031 2.357% 284,000 256,972
11/06/2031 4.619% 920,000 907,060
05/17/2032 5.733% 1,169,000 1,205,268
05/24/2032 2.804% 1,347,000 1,217,551
05/12/2034 5.208% 2,344,000 2,335,782
03/10/2037 5.279% 1,991,000 1,967,807
Huntington Bancshares, Inc.
(h)
02/02/2035 5.709% 254,000 259,931
Intesa Sanpaolo SpA
(a),(h)
06/01/2042 4.950% 1,564,000 1,361,266
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
KeyCorp
(h)
04/04/2031 5.121% 1,140,000 1,147,683
06/01/2033 4.789% 637,000 623,888
Lloyds Banking Group PLC
(h)
01/05/2028 5.462% 205,000 206,039
02/10/2030 4.241% 2,295,000 2,265,342
02/10/2047 5.668% 1,949,000 1,920,307
M&T Bank Corp.
(h)
01/16/2036 5.385% 857,000 856,680
Macquarie Bank Ltd.
(a),(h)
03/03/2036 3.052% 280,000 252,842
Macquarie Group Ltd.
(a),(h)
01/15/2030 5.033% 219,000 220,024
Mitsubishi UFJ Financial Group, Inc.
(h)
01/14/2032 4.505% 1,668,000 1,638,795
04/21/2032 4.847% 1,476,000 1,468,398
01/14/2037 5.057% 1,049,000 1,029,267
07/18/2039 3.751% 242,000 205,567
04/21/2047 5.868% 847,000 854,860
Mizuho Financial Group, Inc.
(h)
07/10/2030 5.382% 300,000 304,823
Mizuho Financial Group, Inc.
(g),(h)
07/13/2032 4.965% 761,000 759,423
Morgan Stanley
(h)
01/24/2029 3.772% 192,000 189,382
02/01/2029 5.123% 755,000 759,703
01/09/2030 4.238% 632,000 623,656
01/16/2030 5.173% 1,457,000 1,470,055
01/23/2030 4.431% 318,000 315,133
04/10/2030 4.555% 3,187,000 3,166,880
07/19/2030 5.042% 2,467,000 2,484,540
01/15/2031 5.230% 630,000 637,183
04/17/2031 5.192% 2,375,000 2,399,947
01/16/2032 4.493% 4,099,000 4,019,178
02/13/2032 1.794% 3,548,000 3,087,023
03/12/2032 4.708% 5,224,000 5,160,808
04/16/2032 4.809% 3,393,000 3,366,542
01/21/2033 2.943% 169,000 152,002
04/19/2035 5.831% 287,000 297,891
07/19/2035 5.320% 814,000 818,353
09/16/2036 2.484% 251,000 217,818
01/30/2037 5.073% 3,131,000 3,062,720
04/10/2037 5.296% 1,711,000 1,702,449
01/19/2038 5.948% 921,000 949,158
01/18/2041 5.314% 215,000 209,947
Series I
10/18/2029 4.133% 2,029,000 2,001,146

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
83
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Series I
10/22/2036 4.892% 933,000 903,546
Morgan Stanley Bank NA
(h)
05/10/2030 4.788% 1,309,000 1,309,938
Morgan Stanley Private Bank NA
(h)
07/06/2028 4.466% 1,916,000 1,914,509
02/08/2030 4.213% 3,765,000 3,715,699
11/19/2031 4.465% 9,128,000 8,971,789
National Australia Bank Ltd.
(a)
08/21/2030 2.332% 818,000 736,228
08/02/2034 3.933% 366,000 353,800
National Securities Clearing Corp.
(a)
06/09/2031 4.700% 1,153,000 1,152,791
NatWest Group PLC
(h)
05/08/2030 4.445% 208,000 206,005
05/23/2031 5.115% 1,018,000 1,023,961
NatWest Markets PLC
(a)
03/21/2030 5.022% 1,289,000 1,297,558
PNC Bank NA
(h)
07/21/2028 4.429% 2,532,000 2,528,663
PNC Financial Services Group, Inc.
(h)
01/26/2029 4.075% 1,966,000 1,950,428
10/21/2032 4.812% 1,939,000 1,931,914
08/18/2034 5.939% 324,000 340,573
10/20/2034 6.875% 1,284,000 1,418,001
01/22/2035 5.676% 201,000 207,213
07/21/2036 5.373% 982,000 992,171
01/25/2041 5.423% 1,043,000 1,025,504
Royal Bank of Canada
(h)
10/18/2030 4.650% 1,684,000 1,680,181
Santander Holdings USA, Inc.
(h)
06/05/2032 5.220% 1,458,000 1,454,773
06/05/2037 5.701% 2,454,000 2,452,774
Santander U.K. Group Holdings PLC
(h)
09/11/2030 4.858% 3,108,000 3,105,671
04/15/2031 5.694% 279,000 286,132
Societe Generale SA
(a),(h)
01/19/2028 2.797% 954,000 944,692
01/10/2029 6.446% 600,000 614,630
01/22/2030 3.000% 708,000 662,604
05/22/2031 5.512% 700,000 710,658
06/09/2032 2.889% 1,193,000 1,074,413
04/13/2033 6.100% 1,198,000 1,244,088
01/19/2035 6.066% 702,000 727,344
04/10/2037 5.400% 1,285,000 1,259,369
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Standard Chartered PLC
(a),(h)
05/14/2028 5.688% 715,000 721,562
11/16/2028 7.767% 1,155,000 1,201,430
01/09/2029 6.301% 769,000 786,253
01/13/2037 5.243% 285,000 279,545
03/05/2047 5.706% 1,395,000 1,346,196
State Street Corp.
(h),(i)
Series I
03/15/2029 6.700% 325,000 335,967
Sumitomo Mitsui Financial Group, Inc.
(g),(h)
07/07/2034 5.138% 649,000 646,251
07/07/2037 5.296% 1,296,000 1,286,897
Sumitomo Mitsui Financial Group, Inc.
07/16/2029 3.040% 767,000 729,749
07/09/2031 5.424% 700,000 715,056
TC Ziraat Bankasi AS
(a)
02/04/2030 7.250% 238,000 240,718
Toronto-Dominion Bank
07/17/2028 5.523% 195,000 198,727
Truist Financial Corp.
(h)
10/30/2029 7.161% 907,000 955,532
01/27/2032 4.597% 2,090,000 2,060,962
01/26/2034 5.122% 1,434,000 1,432,333
06/08/2034 5.867% 459,000 477,424
01/24/2035 5.711% 260,000 267,784
Series I
04/23/2032 4.680% 1,621,000 1,601,149
Series I
04/23/2037 5.281% 1,621,000 1,605,091
U.S. Bancorp
(h)
01/23/2030 5.384% 228,000 231,838
07/23/2030 5.100% 566,000 572,791
05/15/2031 5.083% 541,000 546,929
01/26/2032 4.481% 2,297,000 2,262,806
01/23/2035 5.678% 147,000 151,762
01/26/2037 5.033% 1,803,000 1,778,216
UBS Group AG
(a),(h),(i)
11/13/2033 9.250% 482,000 556,305
UBS Group AG
(a),(h)
05/12/2028 4.751% 1,424,000 1,426,881
01/12/2029 3.869% 250,000 247,125
08/13/2030 3.126% 3,619,000 3,435,791
09/13/2030 5.617% 891,000 911,960
08/10/2032 4.588% 1,416,000 1,389,089
03/23/2037 5.010% 660,000 642,571
05/06/2047 5.528% 1,542,000 1,492,112

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
84
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Wells Fargo & Co.
(h)
10/23/2029 6.303% 1,896,000 1,961,024
01/24/2031 5.244% 838,000 849,423
04/23/2031 5.150% 3,230,000 3,263,145
05/20/2032 4.844% 1,325,000 1,320,390
07/25/2034 5.557% 1,528,000 1,565,331
10/23/2034 6.491% 519,000 560,384
12/03/2035 5.211% 710,000 708,867
04/23/2036 5.605% 2,073,000 2,125,321
01/23/2037 4.960% 3,445,000 3,362,615
04/30/2041 3.068% 1,735,000 1,325,724
01/23/2047 5.433% 639,000 613,891
Wells Fargo & Co.
(h),(i)
09/15/2029 6.850% 1,367,000 1,417,922
Total 303,542,134
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
02/01/2036 4.700% 3,154,000 3,069,653
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039 5.450% 612,000 622,915
Maple Parent Holdings Corp.
(a)
03/26/2036 5.700% 241,000 243,925
03/26/2056 6.625% 257,000 270,147
PepsiCo, Inc.
08/13/2042 3.600% 712,000 571,854
Total 4,778,494
Biotechnology 0.4%
Amgen, Inc.
02/19/2036 4.850% 1,335,000 1,307,463
03/02/2043 5.600% 875,000 869,727
02/19/2046 5.500% 322,000 312,146
06/15/2051 4.663% 573,000 486,305
03/01/2053 4.875% 2,134,000 1,857,436
03/02/2053 5.650% 930,000 905,102
02/19/2056 5.650% 1,206,000 1,176,564
Biogen, Inc.
05/01/2030 2.250% 1,213,000 1,107,061
02/15/2051 3.250% 310,000 203,693
05/15/2055 6.450% 401,000 428,346
Gilead Sciences, Inc.
05/20/2031 4.600% 1,333,000 1,328,439
09/01/2036 4.000% 457,000 418,614
03/01/2047 4.150% 202,000 165,404
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Royalty Pharma PLC
09/02/2030 2.200% 624,000 563,665
09/25/2035 5.200% 636,000 630,252
09/02/2040 3.300% 312,000 241,678
09/02/2050 3.550% 1,424,000 994,852
Total 12,996,747
Building Materials 0.2%
Builders FirstSource, Inc.
(a)
02/01/2032 4.250% 1,375,000 1,281,579
Cemex SAB de CV
06/05/2036 5.750% 1,271,000 1,265,605
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(a)
12/15/2030 6.625% 1,670,000 1,707,395
Griffon Corp.
03/01/2028 5.750% 436,000 435,965
Knife River Corp.
(a)
05/01/2031 7.750% 355,000 367,866
Masterbrand, Inc.
(a)
07/15/2032 7.000% 425,000 429,850
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
(a)
04/01/2032 6.750% 630,000 623,662
Quikrete Holdings, Inc.
(a)
03/01/2032 6.375% 1,075,000 1,097,675
Smyrna Ready Mix Concrete LLC
(a)
11/01/2028 6.000% 995,000 996,938
Standard Building Solutions, Inc.
(a)
08/01/2033 6.250% 170,000 168,720
Standard Industries, Inc.
(a)
01/15/2028 4.750% 515,000 511,692
07/15/2030 4.375% 855,000 812,266
Total 9,699,213
Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV
(a)
02/15/2031 7.250% 450,000 468,214
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV
(a)
06/15/2027 4.750% 371,000 369,828
Braskem Netherlands Finance BV
(a)
01/31/2030 4.500% 500,000 286,511
Celanese U.S. Holdings LLC
02/15/2031 7.000% 520,000 535,033
02/15/2034 7.375% 1,140,000 1,177,546

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
85
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Chemours Co.
(a)
11/15/2028 5.750% 98,000 97,932
Eastman Chemical Co.
02/20/2031 4.500% 1,577,000 1,546,413
Ecolab, Inc.
06/15/2033 5.150% 1,601,000 1,622,789
06/15/2036 5.350% 1,464,000 1,488,775
INEOS Finance PLC
(a)
05/15/2028 6.750% 805,000 802,356
LYB International Finance III LLC
01/15/2036 5.875% 1,351,000 1,355,154
NOVA Chemicals Corp.
(a)
05/15/2029 4.250% 270,000 263,702
02/15/2030 9.000% 870,000 911,765
OCP SA
(a)
05/02/2054 7.500% 300,000 323,408
Solstice Advanced Materials, Inc.
(a)
09/30/2033 5.625% 610,000 606,073
WR Grace Holdings LLC
(a)
08/15/2032 6.625% 605,000 586,319
Total 12,441,818
Commercial Services 0.3%
ADT Security Corp.
(a)
07/15/2032 4.875% 580,000 548,210
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas
Luxco 4 SARL
(a)
06/01/2028 4.625% 435,000 428,874
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(a)
07/15/2027 5.750% 210,000 209,993
03/01/2029 5.375% 260,000 253,411
Block, Inc.
05/15/2032 6.500% 745,000 760,792
Global Payments, Inc.
11/15/2030 4.875% 1,774,000 1,743,487
11/15/2035 5.550% 437,000 423,373
Herc Holdings, Inc.
(a)
06/15/2030 7.000% 528,000 546,906
Hertz Corp.
(a)
12/01/2026 4.625% 200,000 182,815
Quanta Services, Inc.
08/09/2034 5.250% 932,000 942,777
S&P Global, Inc.
03/01/2032 2.900% 1,224,000 1,108,831
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Service Corp. International
06/01/2029 5.125% 740,000 734,812
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(a)
08/15/2032 6.750% 640,000 641,326
United Rentals North America, Inc.
01/15/2030 5.250% 1,315,000 1,316,186
United Rentals North America, Inc.
(a)
11/15/2033 5.375% 730,000 719,462
Wand NewCo 3, Inc.
(a)
01/30/2032 7.625% 500,000 516,899
Williams Scotsman, Inc.
(a)
08/15/2028 4.625% 130,000 128,928
Total 11,207,082
Computers 0.1%
Apple, Inc.
02/08/2041 2.375% 436,000 308,504
05/11/2050 2.650% 843,000 516,269
08/08/2052 3.950% 1,147,000 886,803
Leidos, Inc.
03/15/2032 5.400% 1,097,000 1,111,490
NCR Atleos Corp.
(a)
04/01/2029 9.500% 815,000 868,605
NCR Voyix Corp.
(a)
10/01/2028 5.000% 722,000 703,924
04/15/2029 5.125% 15,000 14,631
Science Applications International Corp.
(a)
11/01/2033 5.875% 100,000 98,512
Seagate Data Storage Technology Pte. Ltd.
(a)
07/15/2029 3.125% 480,000 442,597
01/15/2031 4.125% 200,000 191,347
Total 5,142,682
Cosmetics & Personal Care 0.0%
Edgewell Personal Care Co.
(a)
06/01/2028 5.500% 873,000 871,535
1 1 1 1 871,535
Distribution & Wholesale 0.0%
American Builders & Contractors Supply Co., Inc.
(a)
01/15/2028 4.000% 420,000 412,819
RB Global Holdings, Inc.
(a)
03/15/2031 7.750% 285,000 295,858
Resideo Funding, Inc.
(a)
07/15/2032 6.500% 275,000 276,650
Total 985,327

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
86
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(h)
09/10/2029 4.625% 530,000 527,926
01/30/2032 3.300% 1,770,000 1,620,167
11/15/2035 5.000% 490,000 476,739
03/10/2055 6.950% 560,000 579,429
American Express Co.
(h)
04/25/2031 5.016% 1,238,000 1,250,622
04/25/2036 5.667% 280,000 290,098
Apollo Global Management, Inc.
03/30/2036 5.700% 1,180,000 1,184,536
ARES Management Corp.
10/11/2054 5.600% 914,000 827,613
Avolon Holdings Funding Ltd.
(a)
03/01/2029 5.750% 932,000 950,317
11/15/2029 5.750% 2,517,000 2,572,256
01/15/2030 5.150% 2,396,000 2,404,072
10/15/2032 4.950% 220,000 214,618
Brookfield Asset Management Ltd.
04/15/2031 4.832% 1,670,000 1,654,604
01/15/2036 5.298% 949,000 925,494
Charles Schwab Corp.
(h)
11/14/2036 4.914% 1,752,000 1,713,454
Danantara Investment Management PT
(a)
06/18/2031 5.350% 1,617,000 1,611,995
Lseg U.S. Fin Corp.
(a)
03/23/2029 4.250% 1,632,000 1,613,699
03/23/2031 4.500% 1,632,000 1,606,975
03/23/2036 5.250% 528,000 525,212
OneMain Finance Corp.
05/15/2029 6.625% 915,000 933,059
Rocket Cos., Inc.
(a)
08/01/2030 6.125% 410,000 417,469
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(a)
03/01/2029 3.625% 690,000 663,684
Total 24,564,038
Electric 3.3%
AEP Transmission Co. LLC
06/01/2036 5.250% 953,000 956,527
09/15/2049 3.150% 257,000 171,288
Series N
08/15/2051 2.750% 438,000 266,956
Ameren Illinois Co.
07/01/2054 5.550% 481,000 467,169
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
American Transmission Systems, Inc.
(a)
01/15/2032 2.650% 373,000 333,132
Appalachian Power Recovery Funding LLC
Series A-1
10/01/2037 4.961% 958,000 963,017
Arizona Public Service Co.
03/15/2036 5.100% 1,742,000 1,713,605
08/15/2055 5.900% 1,042,000 1,044,900
Baltimore Gas & Electric Co.
06/15/2031 2.250% 800,000 713,532
06/01/2035 5.450% 506,000 514,652
08/15/2046 3.500% 221,000 161,240
CenterPoint Energy Houston Electric LLC
Series AH
03/01/2052 3.600% 591,000 427,867
Series AQ
08/15/2035 4.950% 1,258,000 1,242,663
Series AR
04/01/2036 4.850% 1,121,000 1,096,457
Chile Electricity Lux MPC II SARL
(a)
10/20/2035 5.580% 760,499 770,688
10/20/2035 5.672% 1,441,743 1,466,355
Chpe LLC
(a)
06/30/2031 4.875% 1,115,000 1,112,870
06/30/2036 5.350% 1,081,000 1,077,837
Comision Ejecutiva Hidroelectrica del Rio Lempa
(a)
01/24/2033 8.650% 400,000 422,513
Comision Federal de Electricidad
(a)
01/28/2051 6.500% 200,000 194,757
Commonwealth Edison Co.
06/01/2056 5.850% 268,000 270,179
Consolidated Edison Co. of New York, Inc.
12/01/2051 3.200% 181,000 119,080
11/15/2059 3.700% 305,000 211,335
Constellation Energy Generation LLC
(a)
02/01/2029 4.625% 649,000 645,339
Constellation Energy Generation LLC
10/01/2041 5.750% 620,000 621,890
Consumers Energy Co.
01/15/2031 4.500% 1,570,000 1,558,568
05/15/2033 4.625% 538,000 530,045
05/15/2035 5.050% 1,160,000 1,161,451
05/01/2036 5.125% 1,616,000 1,614,580
Consumers Securitization Funding LLC
Series A2
09/01/2031 5.210% 897,000 907,756

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
87
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Dominion Energy, Inc.
(h)
06/15/2036 5.350% 635,000 635,782
05/15/2055 6.625% 1,024,000 1,053,652
02/15/2056 6.000% 1,026,000 1,029,334
Series A
02/01/2055 6.875% 311,000 321,322
Series B
06/01/2054 7.000% 198,000 209,717
DTE Electric Co.
06/15/2042 3.950% 205,000 167,720
03/01/2050 2.950% 934,000 609,162
Series A
04/01/2043 4.000% 591,000 487,780
Series B
03/01/2052 3.650% 428,000 312,167
Duke Energy Carolinas LLC
04/15/2031 2.550% 365,000 331,813
06/15/2031 4.650% 581,000 580,515
03/15/2032 2.850% 994,000 900,836
06/15/2036 5.150% 2,379,000 2,380,904
03/15/2052 3.550% 723,000 512,940
Duke Energy Corp.
06/15/2051 3.500% 495,000 337,385
06/15/2054 5.800% 234,000 227,952
Duke Energy Florida LLC
12/15/2031 2.400% 797,000 709,077
Duke Energy Indiana LLC
04/01/2050 2.750% 1,452,000 892,291
Duke Energy Ohio, Inc.
04/01/2033 5.250% 1,281,000 1,304,399
Duke Energy Progress LLC
04/01/2035 5.700% 174,000 178,823
10/15/2046 3.700% 182,000 137,862
08/15/2050 2.500% 807,000 469,349
Duquesne Light Holdings, Inc.
(a)
10/01/2030 2.532% 216,000 193,619
Edison International
06/15/2029 5.450% 110,000 111,069
Electricite de France SA
(a)
05/23/2053 6.900% 375,000 405,470
Emera U.S. Finance LP
06/15/2031 2.639% 457,000 410,650
ENEL Finance International NV
(a)
06/26/2029 5.125% 805,000 814,787
07/12/2031 2.500% 886,000 788,527
06/26/2034 5.500% 1,189,000 1,204,113
09/30/2035 5.000% 1,559,000 1,513,046
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Entergy Arkansas LLC
01/15/2033 5.150% 885,000 895,049
06/15/2051 2.650% 720,000 425,127
Entergy Corp.
(h)
12/01/2054 7.125% 710,000 733,964
06/15/2056 5.875% 1,117,000 1,116,968
Entergy Louisiana LLC
03/15/2051 2.900% 671,000 421,340
03/15/2054 5.700% 211,000 207,579
Entergy Mississippi LLC
09/01/2033 5.000% 292,000 292,615
Entergy Texas Restoration Funding II LLC
Series A-2
12/15/2036 3.697% 585,000 549,846
Entergy Texas, Inc.
03/15/2031 1.750% 1,277,000 1,117,544
09/15/2054 5.550% 299,000 286,813
Evergy Metro, Inc.
06/15/2047 4.200% 219,000 177,878
FirstEnergy Pennsylvania Electric Co.
(a)
03/15/2028 3.250% 779,000 760,976
04/01/2028 5.200% 616,000 622,157
01/15/2029 4.300% 941,000 932,638
03/15/2031 4.550% 1,736,000 1,724,036
Generadora de Gatun SA
(a)
09/30/2044 6.874% 349,000 360,466
Georgia Power Co.
03/15/2034 5.250% 470,000 477,448
Hydro One, Inc.
05/30/2031 4.750% 2,873,000 2,878,756
Instituto Costarricense de Electricidad
(a)
10/07/2031 6.750% 200,000 209,133
ITC Holdings Corp.
(a)
09/22/2027 4.950% 193,000 193,513
05/14/2030 2.950% 310,000 289,101
06/01/2033 5.400% 534,000 540,381
05/09/2034 5.650% 899,000 921,271
Jersey Central Power & Light Co.
(a)
03/01/2032 2.750% 3,241,000 2,897,006
Jersey Central Power & Light Co.
01/15/2029 4.150% 849,000 837,689
01/15/2031 4.400% 1,414,000 1,390,018
01/15/2035 5.100% 712,000 710,021
MidAmerican Energy Co.
11/01/2035 5.750% 451,000 473,258

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
88
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/01/2052 2.700% 693,000 424,351
Mississippi Power Co.
Series 12-A
03/15/2042 4.250% 407,000 345,886
Series B
07/30/2051 3.100% 959,000 625,513
Nevada Power Co.
09/15/2040 5.375% 287,000 278,798
NextEra Energy Capital Holdings, Inc.
(h)
06/15/2054 6.750% 286,000 297,328
08/15/2055 6.375% 757,000 770,934
08/15/2055 6.500% 225,000 230,905
Northern States Power Co.
06/01/2052 4.500% 258,000 217,206
06/15/2054 5.650% 525,000 517,447
NRG Energy, Inc.
(a)
12/02/2027 2.450% 191,000 184,759
06/15/2029 5.250% 2,005,000 1,999,918
10/15/2030 4.734% 180,000 177,739
01/15/2034 5.750% 305,000 302,248
10/15/2035 5.407% 255,000 249,559
Ohio Edison Co.
(a)
12/15/2029 4.950% 787,000 791,931
Ohio Power Co.
Series R
10/01/2051 2.900% 497,000 304,489
Oncor Electric Delivery Co. LLC
(a)
03/15/2031 4.500% 2,031,000 2,010,188
03/15/2056 5.900% 1,142,000 1,159,035
Oncor Electric Delivery Co. LLC
04/01/2055 5.800% 859,000 859,008
Pacific Gas & Electric Co.
06/04/2028 5.000% 436,000 438,323
07/01/2030 4.550% 376,419 370,762
10/15/2032 5.050% 1,324,000 1,313,994
06/15/2033 6.400% 2,872,000 3,039,395
06/01/2041 4.200% 464,000 379,515
12/01/2047 3.950% 1,888,000 1,379,784
07/01/2050 4.950% 3,177,000 2,651,264
08/01/2050 3.500% 304,000 202,797
Palomino Funding Trust I
(a)
05/17/2028 7.233% 250,000 259,221
PECO Energy Co.
06/15/2050 2.800% 286,000 178,301
09/15/2051 2.850% 965,000 599,321
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
(a)
02/03/2031 4.750% 1,660,000 1,619,961
02/03/2036 5.450% 650,000 621,567
PG&E Corp.
(h)
07/01/2028 5.000% 296,000 294,241
07/01/2030 5.250% 335,000 329,937
03/15/2055 7.375% 2,195,000 2,236,963
09/15/2056 6.850% 155,000 154,495
PG&E Recovery Funding LLC
Series A-2
06/01/2042 5.231% 280,000 278,852
Series A-3
07/15/2049 5.536% 825,000 816,993
Series A-3
06/01/2051 5.529% 335,000 333,281
PG&E Wildfire Recovery Funding LLC
Series A-2
06/01/2038 4.263% 165,000 158,289
Series A-4
12/01/2049 5.212% 270,000 255,597
Series A-5
06/01/2054 5.099% 510,000 471,296
Public Service Co. of Colorado
Series 36
01/15/2051 2.700% 265,000 159,138
Public Service Co. of Oklahoma
Series K
08/15/2051 3.150% 541,000 351,265
Public Service Electric & Gas Co.
08/15/2031 1.900% 1,375,000 1,202,557
05/01/2050 2.700% 374,000 232,043
08/01/2050 2.050% 222,000 118,800
Puget Sound Energy, Inc.
09/15/2051 2.893% 549,000 345,787
06/15/2054 5.685% 1,100,000 1,087,260
Saavi Energia SARL
(a)
02/10/2035 8.875% 549,000 600,472
San Diego Gas & Electric Co.
08/15/2028 4.950% 476,000 479,774
Series DDDD
03/15/2036 5.200% 655,000 652,270
Series WWW
08/15/2051 2.950% 318,000 202,591
SCE Recovery Funding LLC
Series A-1
06/15/2042 4.697% 107,128 105,413
Sempra
(h)
10/01/2054 6.875% 245,000 249,857
04/01/2056 6.375% 163,000 164,428

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
89
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sigeco Securitization I LLC
Series A1
11/15/2038 5.026% 100,377 98,786
Series A2
05/15/2043 5.172% 112,000 107,977
Southern California Edison Co.
03/15/2030 5.250% 943,000 953,635
06/01/2031 5.450% 257,000 261,604
06/01/2034 5.200% 155,000 153,559
03/01/2035 5.450% 311,000 311,647
03/01/2053 5.700% 505,000 466,055
12/01/2053 5.875% 697,000 662,306
Series C
03/01/2048 4.125% 91,000 68,547
Southern Power Co.
09/15/2041 5.150% 232,000 220,991
Southwestern Electric Power Co.
04/01/2033 5.300% 199,000 201,563
Series J
04/01/2045 3.900% 249,000 191,221
Southwestern Public Service Co.
08/15/2041 4.500% 192,000 169,000
Talen Energy Supply LLC
(a)
02/01/2034 6.250% 360,000 357,762
Trans-Allegheny Interstate Line Co.
(a)
01/15/2031 5.000% 1,140,000 1,148,098
Trinidad Generation UnLtd.
(a)
06/16/2033 7.750% 213,000 224,162
Tucson Electric Power Co.
04/15/2053 5.500% 112,000 107,073
Union Electric Co.
01/15/2054 5.250% 263,000 243,792
Virginia Electric & Power Co.
03/15/2036 4.950% 2,464,000 2,411,124
11/15/2051 2.950% 800,000 501,071
Vistra Operations Co. LLC
(a)
12/30/2026 5.050% 1,004,000 1,005,727
10/15/2028 4.300% 1,571,000 1,552,029
10/15/2030 4.600% 67,000 65,835
01/31/2031 4.700% 1,040,000 1,019,151
10/15/2031 7.750% 640,000 670,497
04/15/2034 6.000% 2,508,000 2,578,255
01/31/2036 5.350% 450,000 440,191
Wisconsin Electric Power Co.
10/15/2030 4.150% 1,138,000 1,115,845
Total 117,823,451
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Electrical Components & Equipment 0.0%
Energizer Holdings, Inc.
(a)
06/15/2028 4.750% 425,000 421,355
WESCO Distribution, Inc.
(a)
03/15/2033 6.375% 265,000 271,901
Total 693,256
Electronics 0.1%
Coherent Corp.
(a)
12/15/2029 5.000% 440,000 433,050
Ingram Micro, Inc.
(a)
05/15/2029 4.750% 930,000 912,823
Sensata Technologies, Inc.
(a)
02/15/2031 3.750% 385,000 360,094
07/15/2032 6.625% 400,000 411,416
Total 2,117,383
Energy - Alternate Sources 0.0%
FS Luxembourg SARL
(a)
02/12/2031 8.875% 385,000 395,566
1 1 1 1 395,566
Engineering & Construction 0.0%
AECOM
(a)
08/01/2033 6.000% 430,000 430,499
Dycom Industries, Inc.
(a)
04/15/2029 4.500% 305,000 298,513
Global Infrastructure Solutions, Inc.
(a)
06/01/2029 5.625% 670,000 669,716
TopBuild Corp.
(a)
01/31/2034 5.625% 196,000 197,615
Total 1,596,343
Entertainment 0.2%
Caesars Entertainment, Inc.
(a)
02/15/2032 6.500% 1,520,000 1,480,658
Churchill Downs, Inc.
(a)
05/01/2031 6.750% 280,000 284,987
Cinemark USA, Inc.
(a)
07/15/2028 5.250% 360,000 359,245
Live Nation Entertainment, Inc.
(a)
05/15/2027 6.500% 785,000 785,326
10/15/2027 4.750% 755,000 753,189
Rivers Enterprise Borrower LLC
(a)
10/15/2030 6.250% 115,000 116,489
Six Flags Entertainment Corp.
(a)
05/15/2031 7.250% 585,000 581,578

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
90
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(a)
05/01/2032 6.625% 665,000 673,786
Vail Resorts, Inc.
(a)
05/15/2032 6.500% 370,000 376,641
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(a)
10/01/2029 5.125% 525,000 521,815
Total 5,933,714
Environmental Control 0.1%
GFL Environmental, Inc.
(a)
06/15/2029 4.750% 625,000 615,121
01/15/2031 6.750% 1,363,000 1,403,020
Madison IAQ LLC
(a)
06/30/2028 4.125% 308,000 303,000
Veralto Corp.
01/15/2032 4.850% 1,271,000 1,269,257
Total 3,590,398
Food 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(a)
03/31/2031 5.500% 125,000 122,266
03/31/2032 5.625% 814,000 786,639
03/31/2034 5.750% 115,000 109,487
Grupo Nutresa SA
(a)
05/12/2035 9.000% 250,000 276,875
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
01/15/2032 3.625% 2,533,000 2,343,530
05/15/2032 3.000% 1,748,000 1,551,859
04/01/2033 5.750% 391,000 400,874
04/20/2035 5.950% 500,000 515,169
01/15/2036 5.500% 1,866,000 1,859,634
12/01/2052 6.500% 1,316,000 1,329,084
11/15/2053 7.250% 1,266,000 1,382,653
04/15/2066 6.375% 436,000 425,471
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
(a)
03/10/2037 5.625% 160,000 159,008
05/10/2057 6.400% 783,000 778,676
Lamb Weston Holdings, Inc.
(a)
05/15/2028 4.875% 595,000 590,687
Mars, Inc.
(a)
03/01/2030 4.800% 2,426,000 2,433,124
03/01/2032 5.000% 2,059,000 2,072,865
03/01/2035 5.200% 1,973,000 1,980,735
05/01/2045 5.650% 259,000 257,413
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Post Holdings, Inc.
(a)
04/15/2030 4.625% 485,000 468,428
02/15/2032 6.250% 265,000 269,012
Total 20,113,489
Gas 0.1%
Atmos Energy Corp.
02/15/2052 2.850% 298,000 186,140
Brooklyn Union Gas Co.
(a)
03/15/2048 4.273% 193,000 151,251
NiSource, Inc.
(h)
02/15/2031 1.700% 180,000 156,928
02/01/2042 5.800% 222,000 220,407
11/30/2054 6.950% 275,000 284,377
Piedmont Natural Gas Co., Inc.
06/01/2050 3.350% 291,000 198,700
Southern California Gas Co.
Series XX
02/01/2030 2.550% 215,000 200,724
Southern Co. Gas Capital Corp.
(h)
09/15/2033 5.750% 1,422,000 1,478,239
09/15/2056 6.050% 472,000 472,743
Series 21A
09/30/2051 3.150% 454,000 299,058
Total 3,648,567
Healthcare Products 0.3%
Abbott Laboratories
03/15/2036 4.650% 2,471,000 2,399,271
Alcon Finance Corp.
(a)
12/06/2032 5.375% 1,838,000 1,866,998
Avantor Funding, Inc.
(a)
07/15/2028 4.625% 590,000 583,870
Bausch & Lomb Corp.
(a)
10/01/2028 8.375% 55,000 56,577
Medline Borrower LP
(a)
04/01/2029 3.875% 1,290,000 1,252,583
10/01/2029 5.250% 310,000 308,178
Solventum Corp.
03/23/2034 5.600% 471,000 481,892
VSP Optical Group, Inc.
(a)
06/01/2033 5.400% 1,600,000 1,604,613
06/01/2036 5.650% 1,526,000 1,529,874
Total 10,083,856

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
91
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Healthcare Services 0.5%
DaVita, Inc.
(a)
06/01/2030 4.625% 1,005,000 973,666
Encompass Health Corp.
02/01/2030 4.750% 765,000 753,187
HCA, Inc.
06/15/2029 4.125% 783,000 771,196
11/15/2032 4.600% 890,000 866,754
04/01/2034 5.600% 192,000 195,950
11/15/2035 4.900% 513,000 496,425
05/15/2036 5.300% 2,240,000 2,224,654
06/15/2049 5.250% 1,579,000 1,419,117
06/01/2053 5.900% 701,000 682,625
09/15/2054 5.950% 261,000 255,743
IQVIA, Inc.
(a)
10/15/2026 5.000% 260,000 260,031
05/15/2027 5.000% 573,000 572,656
06/01/2032 6.250% 680,000 692,661
Quest Diagnostics, Inc.
12/15/2029 4.625% 564,000 563,723
Roche Holdings, Inc.
(a)
12/02/2030 4.075% 1,199,000 1,175,442
12/02/2032 4.374% 602,000 589,767
Tenet Healthcare Corp.
06/15/2030 6.125% 3,295,000 3,319,147
UnitedHealth Group, Inc.
05/15/2041 3.050% 282,000 212,753
07/15/2044 5.500% 733,000 718,274
05/15/2051 3.250% 254,000 170,961
04/15/2053 5.050% 1,189,000 1,068,185
07/15/2054 5.625% 586,000 573,124
Total 18,556,041
Home Furnishings 0.0%
Somnigroup International, Inc.
(a)
04/15/2029 4.000% 1,220,000 1,175,955
1 1 1 1 1,175,955
Household Products & Wares 0.0%
ACCO Brands Corp.
(a)
03/15/2029 4.250% 645,000 600,347
1 1 1 1 600,347
Housewares 0.1%
Central Garden & Pet Co.
10/15/2030 4.125% 375,000 357,524
Newell Brands, Inc.
09/15/2029 6.625% 1,790,000 1,820,952
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Scotts Miracle-Gro Co.
10/15/2029 4.500% 1,195,000 1,169,895
Total 3,348,371
Insurance 0.5%
AEGON Funding Co. LLC
05/07/2036 5.625% 1,077,000 1,071,597
Allianz SE
(a),(h)
09/03/2054 5.600% 1,000,000 999,321
Arch Capital Group Ltd.
06/15/2036 5.250% 953,000 951,298
Asurion LLC/Asurion Co-Issuer, Inc.
(a)
12/31/2032 8.000% 530,000 536,135
Corebridge Global Funding
(a)
08/21/2032 4.900% 284,000 280,528
Jackson Financial, Inc.
01/15/2037 6.150% 1,466,000 1,462,443
MetLife, Inc.
(h)
03/15/2056 5.850% 258,000 254,476
Metropolitan Life Global Funding I
(a)
03/28/2033 5.150% 1,043,000 1,053,435
New York Life Global Funding
(a)
01/10/2028 3.000% 229,000 224,063
New York Life Insurance Co.
(a)
05/15/2033 5.875% 1,303,000 1,357,391
Nippon Life Insurance Co.
(a)
04/02/2031 4.748% 1,782,000 1,774,144
04/02/2033 5.046% 1,113,000 1,114,130
Principal Financial Group, Inc.
(a)
02/15/2028 4.111% 611,000 606,038
Protective Life Corp.
(a)
01/15/2031 4.700% 1,528,000 1,505,811
12/15/2035 5.350% 944,000 926,709
Protective Life Global Funding
(a)
12/08/2028 5.467% 616,000 625,949
RLI Corp.
06/01/2036 5.375% 947,000 920,143
Sammons Financial Group, Inc.
(a)
06/15/2036 5.950% 952,000 953,573
Teachers Insurance & Annuity Association of America
(a)
05/15/2047 4.270% 971,000 776,918
06/15/2056 6.050% 550,000 557,210
Total 17,951,312

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
92
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Internet 1.1%
Alphabet, Inc.
02/15/2033 4.400% 1,883,000 1,842,894
11/15/2035 4.700% 1,819,000 1,781,431
05/15/2055 5.250% 864,000 807,859
05/15/2065 5.300% 864,000 792,241
Amazon.com, Inc.
03/13/2031 4.250% 2,324,000 2,288,563
03/13/2033 4.550% 1,346,000 1,324,184
03/20/2033 4.350% 900,000 876,195
11/20/2035 4.650% 1,456,000 1,416,197
03/13/2036 4.875% 630,000 620,069
03/13/2046 5.650% 1,502,000 1,486,603
03/13/2056 5.800% 2,542,000 2,520,032
11/20/2065 5.550% 679,000 634,865
03/13/2066 5.950% 320,000 317,696
03/13/2076 6.050% 700,000 697,578
Beignet Investor LLC
(a)
05/30/2049 6.581% 4,216,000 4,308,849
Meta Platforms, Inc.
05/15/2033 4.875% 2,423,000 2,400,488
11/15/2035 4.875% 1,798,000 1,749,548
05/15/2036 5.250% 2,693,000 2,673,362
11/15/2045 5.500% 1,728,000 1,603,720
05/15/2046 6.200% 549,000 549,126
05/15/2053 5.600% 829,000 754,259
08/15/2054 5.400% 1,137,000 1,004,694
11/15/2055 5.625% 1,957,000 1,773,478
05/15/2056 6.300% 2,274,000 2,262,832
08/15/2064 5.550% 223,000 194,878
05/15/2066 6.450% 1,185,000 1,171,776
Uber Technologies, Inc.
09/15/2034 4.800% 2,037,000 1,994,015
09/15/2035 4.800% 946,000 918,483
Wayfair LLC
(a)
09/15/2030 7.750% 500,000 525,720
Total 41,291,635
Investment Companies 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
05/15/2027 5.250% 441,000 436,009
1 1 1 1 436,009
Iron & Steel 0.1%
ArcelorMittal SA
05/19/2036 5.375% 2,224,000 2,204,070
Big River Steel LLC/BRS Finance Corp.
(a)
01/31/2029 6.625% 320,000 320,419
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Cleveland-Cliffs, Inc.
(a)
11/01/2029 6.875% 580,000 584,902
04/15/2030 6.750% 225,000 224,965
Commercial Metals Co.
(a)
11/15/2033 5.750% 255,000 253,352
U.S. Steel Corp.
03/01/2029 6.875% 275,000 275,503
Total 3,863,211
Leisure Time 0.1%
Acushnet Co.
(a)
12/01/2033 5.625% 135,000 134,513
Boyne USA, Inc.
(a)
05/15/2029 4.750% 595,000 584,843
Carnival Corp. Ltd.
(a)
08/01/2032 5.750% 365,000 368,701
02/15/2033 6.125% 1,320,000 1,336,400
NCL Corp. Ltd.
(a)
01/15/2031 5.875% 170,000 164,921
Viking Cruises Ltd.
(a)
10/15/2033 5.875% 895,000 895,508
Total 3,484,886
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
(a)
05/01/2029 3.750% 840,000 810,527
03/15/2033 5.875% 490,000 494,526
09/15/2033 5.750% 228,000 228,840
Hilton Domestic Operating Co., Inc.
01/15/2030 4.875% 245,000 244,371
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
04/01/2027 4.875% 305,000 304,717
MGM Resorts International
09/15/2029 6.125% 525,000 530,034
04/15/2032 6.500% 530,000 529,972
Station Casinos LLC
(a)
02/15/2028 4.500% 520,000 513,745
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
(a)
05/15/2027 5.250% 515,000 514,897
Total 4,171,629
Machinery - Construction, & Mining 0.2%
Caterpillar Financial Services Corp.
08/16/2029 4.375% 686,000 684,355
Series L
05/15/2028 4.200% 3,178,000 3,167,656

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
93
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Series L
05/15/2031 4.500% 1,171,000 1,164,933
Eaton Capital ULC
05/09/2030 4.450% 836,000 830,825
GE Vernova, Inc.
02/04/2056 5.500% 1,206,000 1,169,906
Solaris Energy Infrastructure LLC
(a)
05/15/2031 6.375% 75,000 75,851
Terex Corp.
(a)
05/15/2029 5.000% 900,000 891,463
Total 7,984,989
Machinery - Diversified 0.1%
Chart Industries, Inc.
(a)
01/01/2030 7.500% 685,000 708,852
John Deere Capital Corp.
09/08/2026 5.150% 1,115,000 1,117,166
01/08/2027 4.500% 1,509,000 1,510,925
01/07/2028 4.650% 1,062,000 1,067,985
06/11/2029 4.850% 198,000 200,508
Series I
04/15/2031 4.375% 882,000 872,965
Total 5,478,401
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
(a)
03/01/2030 4.750% 4,870,000 4,621,157
02/01/2031 4.250% 1,460,000 1,315,235
Charter Communications Operating LLC/Charter
Communications Operating Capital
02/01/2034 6.650% 1,685,000 1,728,320
06/01/2034 6.550% 2,026,000 2,067,238
12/01/2035 5.850% 70,000 67,734
04/01/2038 5.375% 167,000 149,602
03/01/2042 3.500% 622,000 429,945
10/23/2045 6.484% 205,000 188,312
07/01/2049 5.125% 121,000 93,516
03/01/2050 4.800% 231,000 172,215
06/01/2052 3.900% 2,221,000 1,414,796
12/01/2055 6.700% 793,000 755,381
Comcast Corp.
06/01/2034 5.300% 257,000 258,003
03/01/2038 3.900% 878,000 742,691
11/01/2052 4.049% 580,000 408,749
05/15/2053 5.350% 1,485,000 1,281,750
05/15/2055 6.050% 318,000 304,283
11/01/2056 2.937% 2,301,000 1,243,991
11/01/2063 2.987% 673,000 350,328
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
CSC Holdings LLC
(a)
02/01/2029 6.500% 700,000 418,927
Discovery Global Holdings, Inc.
03/15/2032 4.279% 190,000 170,251
03/15/2042 5.050% 65,000 47,579
DISH Network Corp.
(a)
11/15/2027 11.750% 1,000,000 1,027,795
EchoStar Corp.
11/30/2029 10.750% 85,000 91,878
Gray Media, Inc.
(a)
10/15/2030 4.750% 360,000 258,701
08/15/2033 7.250% 475,000 467,592
iHeartCommunications, Inc.
(a)
05/01/2029 9.125% 474,250 460,189
08/15/2030 7.750% 507,700 473,907
Nexstar Media, Inc.
(a)
09/15/2033 6.500% 816,000 816,296
04/15/2034 7.250% 615,000 613,341
Scripps Escrow II, Inc.
(a)
01/15/2029 3.875% 190,000 173,029
Sinclair Television Group, Inc.
(a)
02/15/2033 8.125% 260,000 267,922
Sirius XM Radio LLC
(a)
07/15/2028 4.000% 2,084,000 2,029,228
07/01/2030 4.125% 620,000 583,448
Space Exploration Technologies Corp.
(a)
07/15/2031 5.350% 1,300,000 1,298,577
07/15/2033 5.650% 1,430,000 1,421,903
Time Warner Cable LLC
09/01/2041 5.500% 600,000 512,493
Total 28,726,302
Mining 0.4%
Alumina Pty. Ltd.
(a)
09/15/2032 6.375% 200,000 203,561
Anglo American Capital PLC
(a)
03/19/2031 4.625% 1,307,000 1,287,593
03/21/2033 5.000% 1,307,000 1,297,079
03/19/2036 5.250% 1,602,000 1,583,677
Glencore Funding LLC
(a)
07/01/2031 4.900% 1,735,000 1,733,773
09/23/2031 2.625% 1,084,000 968,807
07/01/2033 5.200% 1,609,000 1,609,239
04/04/2034 5.634% 3,007,000 3,085,805

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
94
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/01/2036 5.508% 1,620,000 1,629,515
Total 13,399,049
Miscellaneous Manufacturing 0.3%
Avient Corp.
(a)
08/01/2030 7.125% 770,000 783,987
Axon Enterprise, Inc.
(a)
03/15/2030 6.125% 295,000 300,940
Eaton Corp.
03/06/2028 3.850% 2,599,000 2,574,575
03/06/2029 3.950% 1,646,000 1,622,606
03/06/2031 4.200% 855,000 838,184
03/06/2033 4.500% 694,000 679,707
03/06/2036 4.800% 1,530,000 1,501,130
Siemens Funding BV
(a)
05/28/2030 4.600% 1,367,000 1,368,342
05/28/2035 5.200% 1,237,000 1,257,921
05/28/2055 5.800% 834,000 856,159
Total 11,783,551
Office & Business Equipment 0.0%
Xerox Holdings Corp.
(a)
11/30/2029 8.875% 425,000 184,064
1 1 1 1 184,064
Oil & Gas 0.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
(a)
07/15/2033 6.625% 395,000 398,764
BP Capital Markets America, Inc.
02/13/2033 4.812% 706,000 701,301
09/11/2033 4.893% 675,000 671,882
11/17/2034 5.227% 1,116,000 1,130,593
11/10/2050 2.772% 538,000 331,110
03/17/2052 3.001% 2,051,000 1,306,725
Chord Energy Corp.
(a)
10/01/2030 6.000% 75,000 75,339
03/15/2033 6.750% 400,000 406,653
CNX Resources Corp.
(a)
03/01/2034 5.875% 220,000 213,894
Comstock Resources, Inc.
(a)
03/01/2029 6.750% 515,000 506,791
ConocoPhillips Co.
03/15/2054 5.550% 1,842,000 1,780,986
Crescent Energy Finance LLC
(a)
04/15/2032 7.875% 365,000 369,601
01/15/2033 7.375% 145,000 144,079
01/15/2034 8.375% 140,000 144,186
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Devon Energy Corp.
(a)
02/15/2035 5.400% 433,000 436,448
Ecopetrol SA
01/13/2033 8.875% 200,000 219,041
01/19/2036 8.375% 150,000 162,250
Eni SpA
(a)
05/15/2054 5.950% 1,602,000 1,586,925
EQT Corp.
01/15/2031 4.750% 2,407,000 2,382,903
Equinor ASA
06/03/2035 5.125% 145,000 146,341
11/14/2035 4.750% 1,200,000 1,168,495
Expand Energy Corp.
02/01/2029 5.375% 400,000 399,904
02/01/2032 4.750% 3,865,000 3,766,331
Hess Corp.
02/15/2041 5.600% 1,601,000 1,621,156
Hilcorp Energy I LP/Hilcorp Finance Co.
(a)
02/01/2029 5.750% 930,000 926,605
Matador Resources Co.
(a)
04/15/2032 6.500% 560,000 562,837
Noble Finance II LLC
(a)
04/15/2030 8.000% 593,000 614,350
Permian Resources Operating LLC
(a)
07/01/2029 5.875% 545,000 545,120
07/15/2031 9.875% 160,000 168,205
Petroleos Mexicanos
06/02/2029 8.750% 300,000 320,868
01/23/2030 6.840% 400,000 410,931
01/28/2031 5.950% 720,000 712,033
02/16/2032 6.700% 520,000 524,750
02/07/2033 10.000% 300,000 353,155
01/23/2050 7.690% 1,990,000 1,855,750
Pioneer Natural Resources Co.
08/15/2030 1.900% 255,000 228,901
SM Energy Co.
(a)
07/01/2031 8.750% 1,245,000 1,299,857
SM Energy Co.
01/15/2027 6.625% 300,000 300,433
Sonangol Finance Ltd.
(a)
01/29/2031 10.000% 300,000 305,159
Sunoco LP
(a)
03/15/2031 5.625% 634,000 629,276
05/01/2032 7.250% 620,000 642,807

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
95
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
TotalEnergies Capital International SA
06/29/2041 2.986% 280,000 209,496
05/29/2050 3.127% 951,000 633,021
TotalEnergies Capital SA
04/05/2054 5.488% 322,000 311,160
09/10/2054 5.275% 285,000 267,506
04/05/2064 5.638% 1,240,000 1,203,961
TotalEnergies Capital USA LLC
01/13/2033 4.569% 527,000 516,729
01/13/2036 4.857% 1,055,000 1,033,712
Valaris Ltd.
(a)
04/30/2030 8.375% 285,000 295,805
Total 34,944,125
Oil & Gas Services 0.2%
Archrock Services LP/Archrock Partners Finance Corp.
(a)
02/01/2034 6.000% 155,000 153,982
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
06/15/2031 4.350% 1,582,000 1,550,491
06/15/2033 4.650% 807,000 789,120
06/15/2036 5.000% 2,145,000 2,098,259
06/15/2056 5.850% 1,150,000 1,136,181
Kodiak Gas Services LLC
(a)
10/01/2033 6.500% 363,000 367,459
Schlumberger Investment SA
05/07/2036 5.150% 1,616,000 1,608,485
Yinson Boronia Production BV
(a)
07/31/2042 8.947% 194,292 214,182
Total 7,918,159
Packaging & Containers 0.2%
Amcor Flexibles North America, Inc.
03/17/2030 5.100% 428,000 432,328
Ardagh Group SA
(a),(j)
12/01/2030 11.000% 419,478 400,601
Ardagh Group SA
(a)
12/01/2030 9.500% 257,000 274,571
Ball Corp.
06/15/2029 6.000% 445,000 452,345
Berry Global, Inc.
06/15/2031 5.800% 2,939,000 3,047,790
Clydesdale Acquisition Holdings, Inc.
(a)
04/15/2032 6.750% 310,000 300,922
Graphic Packaging International LLC
(a)
07/15/2032 6.375% 675,000 680,720
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Mauser Packaging Solutions Holding Co.
(a)
04/15/2030 7.875% 620,000 633,707
Sonoco Products Co.
05/01/2030 3.125% 857,000 805,059
TriMas Corp.
(a)
04/15/2029 4.125% 505,000 486,279
Total 7,514,322
Pharmaceuticals 0.9%
AbbVie, Inc.
03/15/2027 4.800% 1,518,000 1,522,344
11/21/2029 3.200% 2,237,000 2,142,038
03/15/2033 4.400% 2,148,000 2,102,364
03/15/2034 5.050% 874,000 883,386
03/15/2035 4.550% 201,000 194,886
03/15/2035 5.200% 730,000 741,793
03/15/2036 4.750% 450,000 440,260
11/21/2039 4.050% 4,111,000 3,621,011
05/14/2046 4.450% 269,000 231,219
11/21/2049 4.250% 2,996,000 2,447,295
Adapthealth LLC
(a)
08/01/2029 4.625% 360,000 347,628
Astrazeneca Finance LLC
03/02/2031 4.000% 1,262,000 1,230,950
Bausch Health Cos., Inc.
(a)
06/01/2028 4.875% 140,000 129,437
Bristol-Myers Squibb Co.
02/22/2054 5.550% 1,106,000 1,079,860
Cencora, Inc.
02/13/2033 4.600% 730,000 713,730
02/13/2036 4.900% 382,000 372,383
CVS Health Corp.
03/25/2048 5.050% 1,591,000 1,405,126
CVS Pass-Through Trust
(a)
01/10/2034 5.926% 412,726 419,290
Series 2013
01/10/2036 4.704% 1,056,560 986,356
Eli Lilly & Co.
05/20/2033 4.650% 761,000 756,750
Merck & Co., Inc.
03/07/2049 4.000% 191,000 151,938
12/04/2055 5.550% 1,344,000 1,322,601
Novartis Capital Corp.
03/18/2033 4.600% 1,792,000 1,775,265
11/05/2035 4.600% 881,000 860,714
03/18/2036 4.900% 3,628,000 3,606,374

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
96
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/18/2046 5.600% 377,000 380,623
03/18/2056 5.700% 301,000 306,866
Organon & Co./Organon Foreign Debt Co-Issuer BV
(a)
04/30/2028 4.125% 450,000 444,322
04/30/2031 5.125% 275,000 272,179
Pfizer Investment Enterprises Pte. Ltd.
05/19/2033 4.750% 861,000 852,822
05/19/2053 5.300% 923,000 868,654
05/19/2063 5.340% 316,000 290,750
Pfizer, Inc.
11/15/2030 4.200% 1,741,000 1,718,113
11/15/2035 4.875% 2,396,000 2,368,812
Takeda Pharmaceutical Co. Ltd.
07/05/2044 5.650% 200,000 198,536
07/09/2050 3.175% 639,000 424,797
Zoetis, Inc.
11/16/2032 5.600% 178,000 184,893
Total 37,796,365
Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(a)
06/15/2029 5.375% 840,000 837,745
10/15/2033 5.750% 265,000 262,477
Buckeye Partners LP
12/01/2027 4.125% 480,000 473,619
11/15/2043 5.850% 400,000 366,580
Cheniere Energy Partners LP
10/01/2029 4.500% 1,409,000 1,398,355
03/01/2031 4.000% 1,745,000 1,680,034
08/15/2034 5.750% 2,266,000 2,336,306
Cheniere Energy, Inc.
10/15/2028 4.625% 900,000 898,055
Columbia Pipelines Holding Co. LLC
(a)
10/01/2031 5.097% 255,000 255,267
Columbia Pipelines Operating Co. LLC
(a)
11/15/2033 6.036% 1,832,000 1,922,703
Enbridge, Inc.
03/27/2031 4.850% 1,735,000 1,733,504
03/27/2036 5.450% 1,291,000 1,304,154
01/15/2084 8.500% 892,000 1,019,425
Series NC5
01/15/2084 8.250% 300,000 316,715
Energy Transfer LP
07/01/2029 5.250% 3,455,000 3,508,453
04/15/2047 5.300% 612,000 548,717
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
05/15/2050 5.000% 231,000 195,642
05/15/2054 5.950% 1,228,000 1,175,487
09/01/2054 6.050% 616,000 598,522
01/15/2056 6.300% 861,000 864,578
02/15/2056 6.500% 1,752,000 1,766,879
Energy Transfer LP
(a)
02/01/2029 6.000% 1,110,000 1,118,393
Enterprise Products Operating LLC
01/15/2036 5.200% 270,000 270,913
Series H
10/15/2034 6.650% 633,000 700,525
Esentia Energy Development SAB de CV
(a)
07/30/2038 6.500% 200,000 196,542
Galaxy Pipeline Assets Bidco Ltd.
(a)
03/31/2034 2.160% 925,798 824,972
03/31/2036 2.625% 837,000 730,090
Green Palm Bidco SARL
(a)
06/30/2046 6.462% 1,165,000 1,181,327
Harvest Midstream I LP
(a)
05/15/2032 7.500% 725,000 750,786
Hess Midstream Operations LP
(a)
03/01/2028 5.875% 720,000 725,121
Howard Midstream Energy Partners LLC
(a)
07/15/2032 7.375% 460,000 476,128
01/15/2034 6.625% 170,000 171,430
Kinder Morgan, Inc.
06/01/2030 5.150% 1,305,000 1,326,755
08/01/2050 3.250% 919,000 609,447
Kinetik Holdings LP
(a)
12/15/2028 6.625% 549,000 558,114
06/15/2030 5.875% 2,718,000 2,731,034
MPLX LP
02/15/2031 4.800% 1,022,000 1,018,670
04/01/2036 5.300% 1,075,000 1,059,563
04/01/2056 6.100% 511,000 505,551
NGL Energy Operating LLC/NGL Energy Finance Corp.
(a)
02/15/2029 8.125% 480,000 496,951
Northriver Midstream Finance LP
(a)
07/15/2032 6.750% 340,000 344,265
NuStar Logistics LP
10/01/2030 6.375% 920,000 951,102
ONEOK, Inc.
10/15/2031 4.750% 737,000 728,480
10/15/2035 5.400% 316,000 315,501
11/01/2054 5.700% 1,311,000 1,216,702

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
97
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
10/15/2055 6.250% 786,000 787,902
ONEOK, Inc.
(a)
09/01/2030 6.500% 912,000 958,155
Peru LNG SRL
(a)
03/22/2030 5.375% 133,360 129,613
Rockies Express Pipeline LLC
(a)
05/15/2030 4.800% 670,000 654,623
South Bow USA Infrastructure Holdings LLC
09/01/2027 4.911% 741,000 743,060
10/01/2029 5.026% 300,000 301,030
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
(a)
01/15/2028 5.500% 445,000 443,951
TransCanada PipeLines Ltd.
03/01/2034 4.625% 809,000 782,037
10/17/2056 6.125% 292,000 294,796
10/17/2056 6.375% 98,000 99,306
Transcanada Trust
(h)
09/15/2079 5.500% 1,507,000 1,493,919
Venture Global Calcasieu Pass LLC
(a)
08/15/2029 3.875% 282,000 269,185
11/01/2033 3.875% 748,000 666,705
Venture Global LNG, Inc.
(a)
06/01/2031 8.375% 1,220,000 1,270,072
02/01/2032 9.875% 170,000 181,417
Venture Global Plaquemines LNG LLC
(a)
01/15/2034 6.500% 330,000 343,770
06/15/2034 6.500% 415,000 432,142
Williams Cos., Inc.
08/15/2032 4.650% 1,155,000 1,137,746
Total 53,461,008
Real Estate 0.0%
Ontario Teachers' Cadillac Fairview Properties Trust
(a)
03/20/2027 3.875% 274,000 272,489
1 1 1 1 272,489
REITS 0.9%
Agree LP
10/01/2032 4.800% 563,000 556,124
06/15/2033 2.600% 255,000 217,700
06/15/2035 5.600% 916,000 939,003
Alexandria Real Estate Equities, Inc.
12/15/2030 4.900% 199,000 198,642
08/15/2031 3.375% 170,000 156,565
02/01/2033 1.875% 102,000 83,179
American Homes 4 Rent LP
06/15/2030 4.950% 788,000 789,486
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2032 3.625% 1,032,000 958,037
07/15/2034 5.500% 143,000 144,600
04/15/2052 4.300% 462,000 365,121
Arbor Realty SR, Inc.
(a)
Series QIB
10/15/2027 9.000% 3,000,000 2,981,297
Arbor Realty Trust, Inc.
(a)
Series QIB
09/01/2026 4.500% 6,000,000 5,970,322
Brixmor Operating Partnership LP
08/16/2031 2.500% 988,000 879,689
02/15/2033 4.850% 432,000 425,342
06/15/2036 5.375% 1,272,000 1,269,331
COPT Defense Properties LP
04/15/2031 2.750% 322,000 291,888
Essex Portfolio LP
01/15/2031 1.650% 180,000 156,803
06/15/2031 2.550% 533,000 478,768
04/01/2034 5.500% 459,000 467,948
Extra Space Storage LP
06/15/2029 4.000% 159,000 155,877
FIBRA Prologis
(a)
11/26/2035 5.500% 984,000 952,962
01/14/2038 5.625% 1,002,000 966,468
Iron Mountain, Inc.
(a)
09/15/2027 4.875% 770,000 768,554
Kimco Realty OP LLC
03/01/2035 4.850% 822,000 804,594
02/01/2036 5.300% 944,000 952,739
Millrose Properties, Inc.
(a)
09/15/2032 6.250% 160,000 161,308
NNN REIT, Inc.
04/15/2051 3.500% 288,000 203,430
Prologis LP
04/15/2050 3.000% 300,000 197,030
Realty Income Corp.
02/15/2032 2.700% 316,000 282,273
12/15/2032 2.850% 747,000 663,465
Regency Centers LP
09/15/2029 2.950% 1,414,000 1,343,498
07/15/2032 5.000% 894,000 899,339
03/15/2033 4.500% 631,000 613,365
01/15/2034 5.250% 1,213,000 1,229,585
RHP Hotel Properties LP/RHP Finance Corp.
(a)
06/15/2033 6.500% 325,000 333,488

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
98
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sabra Health Care LP
12/01/2031 3.200% 257,000 232,887
SBA Communications Corp.
02/01/2029 3.125% 515,000 492,790
Starwood Property Trust, Inc.
(a)
04/01/2029 7.250% 625,000 645,567
Store Capital LLC
11/18/2030 2.750% 726,000 655,821
02/11/2031 4.950% 948,000 935,818
12/01/2031 2.700% 359,000 315,861
UDR, Inc.
09/01/2026 2.950% 212,000 211,393
09/01/2034 5.125% 280,000 278,919
Ventas Realty LP
07/01/2034 5.625% 238,000 244,350
WP Carey, Inc.
10/01/2026 4.250% 178,000 177,974
04/01/2033 2.250% 255,000 213,990
Total 32,263,190
Retail 0.4%
Asbury Automotive Group, Inc.
03/01/2028 4.500% 525,000 519,708
Bath & Body Works, Inc.
06/15/2029 7.500% 1,015,000 1,026,370
Dick's Sporting Goods, Inc.
01/15/2052 4.100% 1,227,000 892,354
Gap, Inc.
(a)
10/01/2029 3.625% 900,000 848,074
Home Depot, Inc.
06/25/2034 4.950% 1,118,000 1,121,979
04/15/2052 3.625% 1,146,000 828,957
Lithia Motors, Inc.
(a)
12/15/2027 4.625% 700,000 696,637
Lowe's Cos., Inc.
03/15/2031 4.250% 1,413,000 1,384,462
10/15/2035 4.850% 1,315,000 1,282,766
04/01/2051 3.500% 727,000 505,838
04/01/2052 4.250% 1,339,000 1,049,047
McDonald's Corp.
09/09/2052 5.150% 728,000 667,249
Series I
03/01/2038 6.300% 917,000 998,506
Penske Automotive Group, Inc.
06/15/2029 3.750% 400,000 382,815
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Petco Health & Wellness Co., Inc.
(a)
02/01/2031 8.250% 150,000 151,091
PetSmart LLC/PetSmart Finance Corp.
(a)
09/15/2032 7.500% 250,000 250,057
QXO Building Products, Inc.
(a)
07/15/2031 6.500% 300,000 305,705
04/30/2032 6.750% 165,000 170,327
Sonic Automotive, Inc.
(a)
11/15/2029 4.625% 655,000 640,081
Superior Plus LP/Superior General Partner, Inc.
(a)
03/15/2029 4.500% 550,000 533,350
Total 14,255,373
Savings & Loans 0.0%
Nationwide Building Society
(a),(h)
02/16/2028 2.972% 210,000 207,833
07/29/2029 5.127% 712,000 719,812
Total 927,645
Semiconductors 1.2%
Amkor Technology, Inc.
(a)
10/01/2033 5.875% 390,000 391,369
Broadcom, Inc.
07/15/2030 4.600% 1,977,000 1,970,228
11/15/2031 5.150% 2,041,000 2,076,186
02/15/2032 4.550% 1,521,000 1,500,226
07/15/2032 4.900% 1,876,000 1,881,247
10/15/2034 4.800% 2,128,000 2,083,590
07/15/2035 5.200% 744,000 746,485
02/15/2036 4.800% 1,108,000 1,075,239
01/15/2056 5.700% 246,000 243,886
Broadcom, Inc.
(a)
11/15/2035 3.137% 2,604,000 2,208,725
Entegris, Inc.
(a)
04/15/2028 4.375% 695,000 685,067
06/15/2030 5.950% 470,000 474,426
Foundry JV Holdco LLC
(a)
01/25/2031 5.500% 781,000 798,844
01/25/2035 6.250% 1,165,000 1,236,288
01/25/2036 6.100% 400,000 421,636
01/25/2039 6.300% 516,000 548,438
Intel Corp.
06/01/2031 4.650% 1,160,000 1,148,655
08/15/2033 5.000% 1,469,000 1,457,578
05/15/2036 5.300% 1,348,000 1,340,365
08/12/2041 2.800% 516,000 360,193
02/10/2043 5.625% 344,000 334,384

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
99
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
11/15/2049 3.250% 302,000 196,671
05/15/2056 6.125% 970,000 969,431
02/10/2063 5.900% 451,000 431,346
05/15/2066 6.200% 755,000 749,540
Kioxia Holdings Corp.
(a)
07/24/2030 6.250% 640,000 660,357
Marvell Technology, Inc.
07/15/2030 4.750% 140,000 139,673
07/15/2035 5.450% 351,000 355,777
04/15/2036 5.300% 358,000 356,180
NVIDIA Corp.
06/15/2028 4.250% 2,226,000 2,221,544
06/15/2029 4.350% 1,959,000 1,953,086
06/15/2031 4.500% 2,150,000 2,142,649
06/15/2033 4.750% 1,900,000 1,894,001
06/15/2036 4.950% 2,226,000 2,206,440
06/15/2046 5.550% 1,085,000 1,076,750
06/15/2056 5.625% 2,960,000 2,937,445
ON Semiconductor Corp.
(a)
09/01/2028 3.875% 150,000 145,766
Synaptics, Inc.
(a)
06/15/2029 4.000% 340,000 335,190
TSMC Arizona Corp.
10/25/2031 2.500% 670,000 605,830
Total 42,360,731
Software 0.7%
Elastic NV
(a)
07/15/2029 4.125% 300,000 286,218
Fair Isaac Corp.
(a)
05/15/2033 6.000% 160,000 157,545
OAK-Eagle Acquireco, Inc.
(a)
07/01/2033 7.250% 360,000 376,917
Oracle Corp.
02/04/2029 4.550% 844,000 832,193
02/04/2031 4.950% 1,407,000 1,378,152
09/26/2032 4.800% 968,000 921,041
05/04/2033 5.350% 722,000 701,211
09/26/2035 5.200% 641,000 599,917
02/04/2036 5.700% 153,000 148,350
04/01/2040 3.600% 701,000 511,221
09/26/2045 5.875% 1,233,000 1,079,917
02/04/2046 6.550% 765,000 721,617
07/15/2046 4.000% 787,000 531,480
04/01/2050 3.600% 1,761,000 1,069,633
03/25/2051 3.950% 150,000 96,044
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/06/2053 5.550% 647,000 521,349
09/27/2054 5.375% 782,000 612,487
05/15/2055 4.375% 564,000 375,703
08/03/2055 6.000% 3,011,000 2,565,767
02/04/2056 6.700% 2,416,000 2,274,273
02/04/2066 6.850% 1,745,000 1,625,461
RingCentral, Inc.
(a)
08/15/2030 8.500% 445,000 465,340
Roper Technologies, Inc.
09/15/2030 4.450% 215,000 212,096
10/15/2034 4.900% 859,000 829,993
Salesforce, Inc.
07/15/2041 2.700% 453,000 308,967
SS&C Technologies, Inc.
(a)
09/30/2027 5.500% 800,000 799,781
Synopsys, Inc.
04/01/2028 4.650% 915,000 916,270
04/01/2030 4.850% 1,308,000 1,310,295
04/01/2032 5.000% 1,046,000 1,047,850
04/01/2035 5.150% 922,000 917,403
04/01/2055 5.700% 1,975,000 1,916,619
Take-Two Interactive Software, Inc.
06/12/2034 5.600% 1,006,000 1,029,355
Total 27,140,465
Telecommunications 1.0%
APLD ComputeCo 2 LLC
(a)
03/15/2031 6.750% 255,000 255,859
AT&T, Inc.
04/30/2031 4.400% 1,747,000 1,717,832
11/01/2035 4.900% 2,636,000 2,552,257
04/30/2036 5.125% 470,000 460,727
10/30/2036 5.250% 2,057,000 2,018,216
06/01/2041 3.500% 575,000 442,366
11/01/2045 5.550% 529,000 497,338
04/30/2046 5.850% 1,163,000 1,120,222
09/15/2053 3.500% 2,496,000 1,619,212
11/01/2054 5.700% 1,305,000 1,212,812
09/15/2055 3.550% 2,688,000 1,728,053
04/30/2056 6.000% 904,000 874,312
08/15/2056 6.050% 665,000 647,261
10/30/2056 6.200% 1,186,000 1,172,817
12/01/2057 3.800% 784,000 523,189
09/15/2059 3.650% 563,000 359,632
10/30/2066 6.300% 593,000 587,961

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
100
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Bell Telephone Co. of Canada or Bell Canada
11/15/2036 5.450% 1,588,000 1,575,859
Cipher Compute LLC
(a)
11/15/2030 7.125% 420,000 437,039
Digicel International Finance Ltd./Difl U.S. LLC
(a)
08/01/2032 8.625% 625,000 644,058
Edged Compute LLC
(a)
04/30/2031 7.500% 150,000 146,180
Fibercop SpA
(a)
09/30/2034 6.000% 315,000 305,502
Flash Compute LLC
(a)
12/31/2030 7.250% 245,000 252,042
Level 3 Financing, Inc.
(a)
06/30/2033 6.875% 515,000 528,854
03/31/2034 7.000% 215,000 221,660
Meridian Arc Holdco LLC
(a)
04/30/2031 6.250% 800,000 801,446
NTT Finance Corp.
(a)
07/02/2031 5.136% 250,000 251,358
Orange SA
(a)
01/13/2029 4.000% 1,215,000 1,199,158
01/13/2031 4.250% 1,790,000 1,744,835
01/13/2033 4.750% 1,925,000 1,887,360
01/13/2036 5.000% 1,124,000 1,097,623
PR RNO Property Owner 1 LLC
(a)
05/01/2031 6.500% 525,000 524,289
Road Michigan Property Owner I LLC
(a)
03/30/2045 7.500% 2,161,000 2,157,872
Sprint Capital Corp.
11/15/2028 6.875% 229,000 239,876
T-Mobile USA, Inc.
04/15/2029 3.375% 1,776,000 1,717,622
12/15/2033 6.700% 206,000 225,081
Verizon Communications, Inc.
11/30/2045 5.750% 707,000 687,605
05/14/2056 6.200% 524,000 529,922
10/30/2056 2.987% 902,000 530,694
05/14/2058 6.050% 2,058,000 2,076,344
11/30/2065 6.000% 1,397,000 1,354,034
WULF Compute LLC
(a)
10/15/2030 7.750% 625,000 656,014
Total 39,582,393
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Transportation 0.2%
Burlington Northern Santa Fe LLC
02/15/2051 3.050% 595,000 389,139
04/15/2054 5.200% 685,000 637,620
03/15/2055 5.500% 1,651,000 1,603,600
Crowley Conro LLC
08/15/2043 4.181% 528,511 482,079
Genesee & Wyoming, Inc.
(a)
04/15/2032 6.250% 565,000 573,526
MV24 Capital BV
(a)
06/01/2034 6.748% 268,840 268,285
Norfolk Southern Corp.
05/01/2035 5.100% 1,048,000 1,053,617
Union Pacific Corp.
12/01/2054 5.600% 471,000 467,041
XPO, Inc.
(a)
06/01/2031 7.125% 1,065,000 1,100,695
Yinson Bergenia Production BV
(a)
01/31/2045 8.498% 338,438 362,309
Total 6,937,911
Trucking & Leasing 0.0%
Avolon Holdings Funding Ltd.
(a)
10/10/2030 4.900% 900,000 892,268
Penske Truck Leasing Co. LP/PTL Finance Corp.
(a)
07/01/2029 5.250% 388,000 392,726
Total 1,284,994
Water 0.0%
American Water Capital Corp.
12/01/2046 4.000% 251,000 198,856
1 1 1 1 198,856
Total Corporate Bonds
(Cost $ 1,139,010,298) 1,121,910,629
Foreign Government Obligations
(k),(l)
1.0%
Angola 0.0%
Angola Government International Bonds
(a)
03/31/2037 9.875% 400,000 411,791
1 1 1 1 411,791
Argentina 0.1%
Argentina Republic Government International
Bonds
(m)
07/09/2035 4.125% 2,190,000 1,752,830
07/09/2041 3.500% 800,000 598,742
Total 2,351,572

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
101
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(k),(l)
(continued)
Australia 0.1%
Export Finance & Insurance Corp.
(a)
10/26/2027 4.625% 2,136,000 2,147,199
1 1 1 1 2,147,199
Bahamas 0.0%
Bahamas Government International Bonds
(a)
06/24/2036 8.250% 301,000 337,622
1 1 1 1 337,622
Benin 0.0%
Benin Government International Bonds
(a)
02/13/2038 7.960% 510,000 540,778
1 1 1 1 540,778
Bolivia 0.0%
Bolivia Government International Bonds
(a)
05/14/2031 9.450% 425,000 435,041
1 1 1 1 435,041
Brazil 0.0%
Brazil Government International Bonds
05/13/2054 7.125% 400,000 402,007
1 1 1 1 402,007
Chile 0.0%
Chile Government International Bonds
04/13/2031 4.350% 826,000 811,340
1 1 1 1 811,340
Colombia 0.0%
Colombia Government International Bonds
01/21/2031 6.125% 200,000 202,275
02/02/2034 7.500% 200,000 213,611
11/07/2036 7.750% 294,000 320,543
Total 736,429
Congo 0.0%
DRC International Bonds
(a)
04/16/2032 8.750% 520,000 536,949
04/16/2037 9.500% 280,000 292,152
Total 829,101
Cote d'Ivoire 0.1%
Ivory Coast Government International Bonds
(a)
06/15/2033 6.125% 200,000 198,515
04/01/2036 8.075% 852,000 931,788
01/30/2037 8.250% 202,000 223,718
02/25/2041 6.750% 562,000 544,398
Total 1,898,419
Dominican Republic 0.0%
Dominican Republic International Bonds
(a)
02/22/2033 6.000% 150,000 151,236
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(k),(l)
(continued)
03/15/2037 6.950% 200,000 212,151
01/30/2060 5.875% 450,000 397,399
Total 760,786
Ecuador 0.1%
Ecuador Government International Bonds
(a)
01/29/2034 8.750% 200,000 201,515
07/31/2035 6.900% 1,117,134 1,023,580
01/29/2039 9.250% 1,016,000 1,040,970
Ecuador Government International Bonds
(a),(m)
07/31/2040 5.000% 328,933 275,232
Total 2,541,297
Egypt 0.2%
Egypt Government International Bonds
(a)
02/04/2030 8.625% 200,000 213,623
02/04/2033 9.450% 200,000 221,351
09/30/2033 7.300% 700,000 697,769
05/20/2034 7.625% 647,000 651,919
01/31/2047 8.500% 900,000 879,285
Total 2,663,947
El Salvador 0.0%
El Salvador Government International Bonds
(a)
11/21/2054 9.650% 300,000 343,262
1 1 1 1 343,262
Honduras 0.0%
Honduras Government International Bonds
(a)
11/27/2034 8.625% 300,000 346,354
1 1 1 1 346,354
Israel 0.0%
Israel Government International Bonds
01/13/2031 4.500% 976,000 954,291
07/03/2050 3.875% 888,000 641,871
Total 1,596,162
Jordan 0.0%
Jordan Government International Bonds
(a)
11/12/2032 5.750% 200,000 197,167
10/10/2047 7.375% 600,000 596,145
Total 793,312
Kenya 0.0%
Republic of Kenya Government International
Bonds
(a)
03/05/2036 9.500% 500,000 529,634
10/09/2038 8.800% 340,000 342,947
Total 872,581

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
102
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(k),(l)
(continued)
Mexico 0.2%
Mexico Government International Bonds
02/12/2034 3.500% 1,091,000 930,745
03/08/2044 4.750% 830,000 668,416
01/23/2046 4.600% 904,000 699,700
02/10/2048 4.600% 750,000 567,766
01/31/2050 4.500% 791,000 586,372
02/12/2052 4.400% 820,000 587,415
Total 4,040,414
Nigeria 0.0%
Nigeria Government International Bonds
(a)
09/28/2028 6.125% 200,000 199,741
01/13/2046 9.130% 760,000 841,129
Total 1,040,870
Pakistan 0.0%
Pakistan Government International Bonds
(a)
04/08/2031 7.375% 500,000 502,890
04/08/2051 8.875% 900,000 908,274
Total 1,411,164
Paraguay 0.1%
Paraguay Government International Bonds
(a)
03/13/2048 5.600% 600,000 569,661
03/30/2050 5.400% 1,887,000 1,739,428
Total 2,309,089
Philippines 0.0%
Philippines Government International Bonds
06/24/2036 5.325% 1,484,000 1,486,020
1 1 1 1 1,486,020
Poland 0.1%
Republic of Poland Government International
Bonds
04/14/2036 5.375% 1,621,000 1,636,734
04/14/2056 6.125% 769,000 781,101
Total 2,417,835
Romania 0.0%
Romania Government International Bonds
(a)
09/24/2044 6.000% EUR 619,000 687,058
1 1 1 1 687,058
South Africa 0.0%
Republic of South Africa Government
International Bonds
(a)
11/19/2036 7.100% 587,000 630,217
11/19/2054 7.950% 509,000 548,779
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(k),(l)
(continued)
12/11/2055 7.250% 285,000 284,228
Total 1,463,224
Suriname 0.0%
Suriname Government International Bonds
(a)
11/06/2030 7.700% 400,000 416,714
11/06/2035 8.500% 400,000 435,827
Total 852,541
Turkey 0.0%
Istanbul Metropolitan Municipality
(a)
12/06/2028 10.500% 455,000 488,139
1 1 1 1 488,139
United Arab Emirates 0.0%
Abu Dhabi Government International Bonds
(a)
09/30/2049 3.125% 616,000 415,409
1 1 1 1 415,409
Total Foreign Government Obligations
(Cost $ 36,486,772) 37,430,763
Municipal Bonds 0.1%
Higher Education 0.0%
Board of Regents of the University of Texas System
Revenue Bonds
Series B
08/15/2049 2.439% 500,000 307,893
Ohio State University
Revenue Bonds
Series A
06/01/2111 4.800% 94,000 78,052
Total 385,945
Transportation 0.1%
North Texas Tollway Authority
Revenue Bonds
Series B
01/01/2049 6.718% 788,000 862,505
Port Authority of New York & New Jersey
Revenue Bonds
10/01/2062 4.458% 1,500,000 1,272,444
Total 2,134,949
Utilities 0.0%
Texas Natural Gas Securitization Finance Corp.
Revenue Bonds
04/01/2041 5.169% 140,000 141,099
Total 141,099
Total Municipal Bonds
(Cost $ 3,385,919) 2,661,993

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
103
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities 10.9%
ACC Trust
(a)
Series 2021-1  Class D
03/22/2027 5.250% 1,655,642 67,154
ACHD Trust
(a)
Series 2025-DS1  Class B
01/09/2034 9.380% 2,000,000 2,014,063
Series 2026-DS1  Class B
07/10/2034 8.245% 1,488,000 1,486,932
Ally Auto Receivables Trust
Series 2022-3  Class A4
10/16/2028 5.070% 453,364 453,979
American Credit Acceptance Receivables Trust
(a)
Series 2026-1  Class D
01/12/2033 5.100% 2,465,000 2,442,285
AmeriCredit Automobile Receivables Trust
Series 2023-2  Class A3
05/18/2028 5.810% 519,129 520,698
AmeriCredit Automobile Receivables Trust
(a)
Series 2026-1  Class A3
11/18/2032 4.150% 2,007,000 1,995,021
AMSR Trust
(a)
Series 2021-SFR1  Class E1
06/17/2038 2.751% 2,250,000 2,121,180
Series 2021-SFR1  Class E2
06/17/2038 2.900% 2,250,000 2,122,506
Series 2022-SFR3  Class F
10/17/2039 4.000% 4,100,000 3,999,129
Aqua Finance Issuer Trust
(a)
Series 2026-A  Class A
04/17/2051 4.760% 1,211,328 1,199,071
AutoNation Finance Trust
(a)
Series 2025-1A  Class A3
11/13/2029 4.620% 1,578,000 1,581,281
Avis Budget Rental Car Funding LLC
(a)
Series 2026-4A  Class A
12/20/2032 5.090% 1,375,000 1,376,902
Barings Equipment Finance LLC
(a)
Series 2026-A  Class A3
07/13/2033 4.080% 970,000 957,766
Bastion Funding I LLC
(a)
Series 2023-1A  Class A2
04/25/2038 7.119% 1,804,474 1,811,596
Bear Stearns Asset-Backed Securities Trust
(b)
Series 2003-SD1  Class A
1 mo. USD Term SOFR + 1.014%
Floor 0.900%
12/25/2033 4.663% 148,745 157,990
Bridgecrest Lending Auto Securitization Trust
(a)
Series 2024-1  Class E
10/15/2030 8.430% 2,275,000 2,337,858
Series 2024-3  Class E
04/15/2031 7.700% 3,000,000 3,064,223
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2024-4  Class E
08/15/2031 7.470% 1,100,000 1,109,933
Series 2025-1  Class E
02/17/2032 7.460% 3,700,000 3,733,596
Series 2025-4  Class E
11/15/2032 7.180% 3,000,000 3,033,491
Series 2026-1  Class E
02/15/2033 6.630% 1,523,000 1,512,134
Business Jet Securities LLC
(a)
Series 2024-1A  Class C
05/15/2039 9.132% 1,656,069 1,681,809
Series 2026-1A  Class C
06/15/2041 8.179% 884,000 888,625
CarMax Auto Owner Trust
Series 2025-2  Class A3
03/15/2030 4.480% 3,726,000 3,730,649
Series 2025-3  Class A3
07/15/2030 4.350% 1,658,000 1,659,277
Series 2025-3  Class A4
01/15/2031 4.470% 1,487,000 1,485,482
Cars Net Lease Mortgage Notes
(a)
Series 2020-1A  Class A3
12/15/2050 3.100% 836,350 778,039
Carvana Auto Receivables Trust
(a)
Series 2024-N3  Class D
12/10/2030 5.380% 5,000,000 4,984,858
Chase Auto Owner Trust
(a)
Series 2022-AA  Class A4
03/27/2028 3.990% 559,457 559,039
Chase Funding Trust
(b)
Series 2003-2  Class 2A2
1 mo. USD Term SOFR + 0.674%
Floor 0.560%
02/25/2033 4.323% 264,691 263,709
Chase Funding Trust
Series 2003-4  Class 1A5
05/25/2033 4.928% 104,727 103,123
Series 2003-6  Class 1A5
11/25/2034 4.811% 85,234 83,492
Cherry Securitization Trust
(a)
Series 2025-1A  Class A
11/15/2032 6.130% 900,000 908,581
Series 2026-1A  Class A
01/17/2034 5.430% 1,838,000 1,841,296
College Avenue Student Loans LLC
(a)
Series 2018-A  Class A2
12/26/2047 4.130% 185,313 180,450
Series 2019-A  Class A2
12/28/2048 3.280% 497,144 474,494

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
104
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
College Avenue Student Loans LLC
(a),(b)
Series 2017-A  Class A1
1 mo. USD Term SOFR + 1.764%
Floor 1.650%
11/26/2046 5.413% 283,541 285,679
CoreVest American Finance Trust
(a)
Series 2019-3  Class A
10/15/2052 2.705% 49,931 49,796
Credit Acceptance Auto Loan Trust
(a)
Series 2024-2A  Class C
10/16/2034 6.700% 6,667,000 6,733,012
Series 2026-1A  Class C
08/15/2036 5.280% 2,148,000 2,133,017
Deephaven Residential Mortgage Trust
(a)
Series 2026-CES1  Class A1A
03/25/2061 5.312% 4,141,263 4,118,675
DT Auto Owner Trust
(a)
Series 2023-2A  Class E
04/15/2030 11.060% 900,000 956,022
Series 2023-3A  Class E
05/15/2030 10.210% 1,000,000 1,048,873
Exeter Automobile Receivables Trust
Series 2022-5A  Class D
02/15/2029 7.400% 2,933,826 2,966,417
Series 2023-5A  Class D
02/15/2030 7.130% 2,934,000 2,997,549
Series 2026-3A  Class D
10/15/2032 5.440% 1,090,000 1,090,480
Exeter Automobile Receivables Trust
(a)
Series 2022-3A  Class E
01/15/2030 9.090% 7,000,000 7,199,765
Series 2023-2A  Class E
11/15/2030 9.750% 863,000 929,365
Series 2023-4A  Class E
02/18/2031 9.570% 2,035,000 2,132,769
Series 2025-4A  Class E
04/15/2033 6.990% 4,750,000 4,759,304
FHF Issuer Trust
(a)
Series 2024-1A  Class A2
02/15/2030 5.690% 862,051 864,005
FMC GMSR Issuer Trust
(a),(c)
Series 2020-GT1  Class A
01/25/2028 4.450% 5,000,000 4,924,860
Series 2021-GT1  Class B
07/25/2026 4.360% 6,000,000 5,813,951
Series 2021-GT2  Class B
10/25/2026 4.440% 3,828,000 3,704,660
Series 2024-SAT1  Class A
03/26/2027 6.500% 6,275,000 6,201,864
FMC GMSR Issuer Trust
(a)
Series 2022-GT1  Class B
04/25/2027 7.170% 6,000,000 5,997,215
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust
(a)
Series 2025-1  Class A
08/15/2037 4.860% 2,857,000 2,883,146
Series 2025-2  Class A
02/15/2038 4.370% 619,000 613,077
Series 2026-1  Class A
08/15/2038 4.320% 4,165,000 4,113,698
Ford Credit Floorplan Master Owner Trust A
Series 2026-1  Class A
05/15/2031 4.420% 3,056,000 3,048,312
Foundation Finance Trust
(a)
Series 2023-2A  Class B
06/15/2049 6.970% 2,991,274 3,076,302
FRTKL Group, Inc.
(a)
Series 2021-SFR1  Class E1
09/17/2038 2.372% 3,709,000 3,679,381
Series 2021-SFR1  Class E2
09/17/2038 2.522% 2,781,000 2,758,345
Series 2021-SFR1  Class F
09/17/2038 3.171% 4,400,000 4,362,605
GLS Auto Receivables Issuer Trust
(a)
Series 2023-4A  Class D
08/15/2029 7.180% 2,835,000 2,889,373
Series 2026-1A  Class D
12/15/2031 5.020% 5,537,000 5,480,230
GM Financial Automobile Leasing Trust
Series 2026-2  Class A3
03/20/2029 4.300% 811,000 809,570
GM Financial Consumer Automobile Receivables Trust
Series 2025-4  Class A3
02/18/2031 3.840% 1,246,000 1,234,916
GM Financial Revolving Receivables Trust
(a)
Series 2025-1  Class A
12/11/2037 4.640% 822,000 823,756
GMF Floorplan Owner Revolving Trust
(a)
Series 2026-1A  Class A1
05/15/2031 4.570% 1,713,000 1,710,637
Series 2026-2A  Class A
05/16/2033 4.770% 3,739,000 3,765,795
Goodgreen Trust
(a)
Series 2017-1A  Class A
10/15/2052 3.740% 110,246 101,931
Series 2017-2A  Class A
10/15/2053 3.260% 568,077 510,115
Series 2019-2A  Class A
04/15/2055 2.760% 832,589 715,965
GS Mortgage-Backed Securities Trust
(a)
Series 2026-CES1  Class A1
05/25/2056 4.899% 4,864,570 4,811,742
Series 2026-CES2  Class A1A
06/25/2056 5.227% 3,031,322 3,015,423

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
105
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
HERO Funding Trust
(a)
Series 2016-3A  Class A1
09/20/2042 3.080% 170,167 159,023
Series 2017-1A  Class A2
09/20/2047 4.460% 292,816 276,950
Series 2017-3A  Class A2
09/20/2048 3.950% 366,335 341,398
Hilton Grand Vacations Trust
(a)
Series 2025-3EXT  Class D
10/25/2044 7.380% 4,508,855 4,517,794
Series 2026-1A  Class D
02/25/2043 7.210% 645,390 648,895
HINNT LLC
(a)
Series 2024-A  Class D
03/15/2043 7.000% 1,672,264 1,668,588
Series 2025-B  Class D
05/15/2045 7.580% 3,910,378 3,937,680
Hyundai Auto Lease Securitization Trust
(a)
Series 2026-B  Class A3
04/16/2029 4.210% 1,219,000 1,214,000
Hyundai Auto Receivables Trust
Series 2023-B  Class A3
04/17/2028 5.480% 255,019 255,889
Series 2026-B  Class A4
02/17/2032 4.600% 2,060,000 2,061,798
Lending Funding Trust
(a)
Series 2020-2A  Class D
04/21/2031 6.770% 6,000,000 5,988,543
LendingPoint Asset Securitization Trust
(a)
Series 2020-REV1  Class C
10/15/2028 7.699% 354,059 353,722
Lendmark Funding Trust
(a)
Series 2021-1A  Class B
11/20/2031 2.470% 1,625,000 1,559,497
Series 2021-1A  Class C
11/20/2031 3.410% 5,000,000 4,792,525
Series 2021-1A  Class D
11/20/2031 5.050% 3,000,000 2,875,714
Series 2021-2A  Class D
04/20/2032 4.460% 6,000,000 5,616,227
M&T Bank RV Trust
(a)
Series 2026-1A  Class A
01/15/2046 4.350% 1,683,034 1,657,167
Mariner Finance issuance Trust
(a)
Series 2024-BA  Class E
11/20/2038 8.800% 6,500,000 6,715,226
Mariner Finance Issuance Trust
(a)
Series 2021-AA  Class E
03/20/2036 5.400% 5,000,000 4,817,274
Mercedes-Benz Auto Receivables Trust
Series 2025-1  Class A3
12/17/2029 4.780% 1,384,000 1,390,131
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2026-1  Class A4
10/15/2032 4.470% 2,266,000 2,267,142
Mid-State Capital Corp. Trust
(a)
Series 2006-1  Class M1
10/15/2040 6.083% 270,173 270,873
MVW LLC
(a)
Series 2023-2A  Class D
11/20/2040 9.330% 935,217 946,514
Navient Private Education Refi Loan Trust
(a)
Series 2018-DA  Class A2A
12/15/2059 4.000% 462,688 459,200
Series 2019-A  Class A2A
01/15/2043 3.420% 27,588 27,519
Series 2019-CA  Class A2
02/15/2068 3.130% 121,123 120,216
Series 2019-D  Class A2A
12/15/2059 3.010% 806,197 784,107
Series 2019-FA  Class A2
08/15/2068 2.600% 547,843 528,876
Series 2020-EA  Class A
05/15/2069 1.690% 1,516,388 1,419,005
Series 2020-GA  Class A
09/16/2069 1.170% 534,975 500,594
Series 2021-CA  Class A
10/15/2069 1.060% 1,003,739 900,297
Series 2021-EA  Class A
12/16/2069 0.970% 2,288,545 2,037,466
Series 2021-FA  Class A
02/18/2070 1.110% 1,494,026 1,319,015
Series 2021-GA  Class A
04/15/2070 1.580% 377,003 335,714
Navient Refinance Loan Trust
(a)
Series 2025-C  Class A
10/15/2055 4.800% 1,662,152 1,657,077
Series 2026-A  Class A
01/18/2056 4.500% 3,273,169 3,228,425
Series 2026-B  Class A
06/15/2056 5.070% 3,398,000 3,408,932
New Residential Mortgage Loan Trust
(a)
Series 2022-SFR1  Class E1
02/17/2039 3.550% 7,036,000 6,931,661
Nissan Auto Lease Trust
Series 2026-A  Class A3
03/15/2029 3.870% 994,000 985,693
Oportun Issuance Trust
(a)
Series 2026-A  Class C
01/09/2034 5.450% 6,405,000 6,383,815
Progress Residential Trust
(a)
Series 2021-SFR7  Class E1
08/17/2040 2.591% 2,500,000 2,356,016

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
106
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2021-SFR8  Class F
10/17/2038 3.181% 8,000,000 7,937,792
Series 2021-SFR9  Class E2
11/17/2040 3.010% 2,899,000 2,733,426
Series 2022-SFR2  Class E1
04/17/2027 4.550% 3,100,000 3,064,521
Series 2022-SFR3  Class F
04/17/2039 6.600% 5,560,000 5,572,468
Series 2026-SFR1  Class D
02/17/2043 4.000% 1,605,000 1,485,348
Series 2026-SFR3  Class D
07/17/2043 4.250% 1,955,000 1,816,303
Regional Management Issuance Trust
(a)
Series 2021-2  Class D
08/15/2033 4.940% 4,300,000 4,044,592
Renew Financial
(a)
Series 2017-1A  Class A
09/20/2052 3.670% 151,635 139,351
Series 2023-1A  Class A
11/20/2058 5.900% 2,928,035 2,943,942
Research-Driven Pagaya Motor Asset Trust
(a)
Series 2026-1A  Class A3
01/25/2035 4.864% 5,100,000 5,057,931
Series 2026-3A  Class A4
03/26/2035 5.883% 3,000,000 3,007,949
RKTL Trust
(a)
Series 2026-1A  Class C
02/26/2035 4.640% 990,000 974,248
Santander Bank Auto Credit-Linked Notes
(a)
Series 2024-B  Class F
01/18/2033 8.881% 3,730,754 3,779,458
Series 2025-A  Class F
01/16/2034 7.343% 2,800,000 2,785,707
Santander Drive Auto Receivables Trust
Series 2024-2  Class D
08/15/2031 6.280% 2,647,000 2,705,127
Series 2024-3  Class A3
01/16/2029 5.630% 199,439 199,619
Series 2025-2  Class A3
08/15/2029 4.670% 1,551,000 1,553,235
Series 2025-3  Class A3
01/15/2030 4.380% 2,399,000 2,399,995
Series 2026-1  Class D
04/15/2032 4.750% 3,331,000 3,286,412
Santander Mortgage Asset Receivable Trust
(a)
Series 2025-CES1  Class A1A
09/25/2055 5.036% 8,944,834 8,865,413
Series 2026-CES1  Class A1A
01/25/2056 4.876% 3,802,919 3,753,831
SBNA Auto Receivables Trust
(a)
Series 2024-A  Class A3
12/15/2028 5.320% 119,845 119,962
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2024-A  Class A4
04/16/2029 5.210% 525,000 526,552
SFS Auto Receivables Securitization Trust
(a)
Series 2024-1A  Class A3
05/21/2029 4.950% 1,234,890 1,238,465
Series 2024-1A  Class A4
01/21/2031 4.940% 462,000 464,872
Series 2024-2A  Class A3
11/20/2029 5.330% 1,082,589 1,088,802
Series 2025-2A  Class A4
05/20/2031 4.580% 1,469,000 1,468,260
Series 2026-1A  Class A3
07/21/2031 3.960% 2,009,000 1,986,538
Series 2026-2A  Class A4
05/20/2033 4.690% 904,000 909,182
Sierra Timeshare Receivables Funding LLC
(a)
Series 2024-1A  Class D
01/20/2043 8.020% 1,364,521 1,385,383
Series 2024-2A  Class D
06/20/2041 7.480% 751,701 754,014
Series 2025-3A  Class D
08/22/2044 6.540% 1,940,065 1,915,829
Series 2026-1A  Class D
12/22/2042 7.100% 2,231,180 2,223,176
SMB Private Education Loan Trust
(a)
Series 2018-A  Class A2A
02/15/2036 3.500% 407,879 406,503
Series 2021-A  Class APT1
01/15/2053 1.070% 2,052,874 1,882,121
SoFi Professional Loan Program LLC
(a)
Series 2021-B  Class AFX
02/15/2047 1.140% 1,158,532 1,009,553
Stellantis Financial Underwritten Enhanced Lease Trust
(a)
Series 2025-CA  Class A3
04/20/2029 4.110% 2,402,000 2,386,874
Stream Innovations Issuer Trust
(a)
Series 2024-1A  Class C
07/15/2044 11.400% 2,055,282 2,270,972
Series 2024-2A  Class C
02/15/2045 9.050% 1,492,789 1,556,979
Series 2026-1A  Class C
08/15/2046 6.050% 2,000,000 1,962,154
Synchrony Card Funding LLC
Series 2026-A1  Class A
03/15/2032 4.180% 1,243,000 1,232,566
Toyota Auto Loan Extended Note Trust
(a)
Series 2024-1A  Class A
11/25/2036 5.160% 4,690,000 4,769,973
Series 2026-1A  Class A
04/25/2039 4.580% 4,679,000 4,670,816

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
107
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Toyota Lease Owner Trust
(a)
Series 2026-A  Class A3
02/20/2029 3.820% 1,186,000 1,176,811
U.S. Auto Funding Trust
(a)
Series 2021-1A  Class C
05/15/2026 2.200% 850,795 655,680
U.S. Auto Funding Trust
(a),(n)
Series 2022-1A  Class D
07/15/2027 9.140% 5,000,000 50
United Auto Credit Securitization Trust
(a)
Series 2022-2  Class E
04/10/2029 10.000% 1,000,000 414,370
Upstart Securitization Trust
(a)
Series 2025-4  Class D
11/20/2035 7.670% 2,950,000 3,022,293
USB Auto Owner Trust
(a)
Series 2025-1A  Class A3
06/17/2030 4.490% 1,793,000 1,794,944
Series 2025-1A  Class A4
12/16/2030 4.620% 536,000 537,344
Verizon Master Trust
Series 2026-2  Class A1A
06/21/2032 4.510% 4,807,000 4,811,756
Verizon Master Trust
(a)
Series 2024-7  Class A
08/20/2032 4.350% 1,797,000 1,785,382
Series 2025-2  Class A
01/20/2033 4.940% 3,633,000 3,668,026
Series 2025-4  Class A
03/21/2033 4.760% 2,957,000 2,977,994
VM Debt Trust
(o)
Series 2019-1
07/18/2027 7.460% 8,996,294 7,703,076
Westlake Automobile Receivables Trust
(a)
Series 2023-4A  Class D
07/16/2029 7.190% 4,150,000 4,248,246
World Omni Auto Receivables Trust
Series 2026-B  Class A3
06/16/2031 4.370% 3,239,000 3,231,130
Yamaha Motor Master Trust II
(a)
Series 2026-A  Class A1
04/15/2031 4.430% 1,593,000 1,592,363
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 411,158,611) 403,705,185
Non-Agency Collateralized Mortgage Obligation Securities 1.3%
Angel Oak Mortgage Trust
(a),(c)
Series 2021-6  Class A1
09/25/2066 1.458% 1,049,878 884,129
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Asset Based Lending LLC
(a)
Series 2025-RTL1  Class A1
06/25/2030 6.040% 2,155,000 2,162,227
Banc of America Funding Trust
Series 2004-3  Class 1A1
10/25/2034 5.500% 19,897 19,885
Bear Stearns ARM Trust
(c)
Series 2003-4  Class 3A1
07/25/2033 5.752% 9,627 9,213
Series 2003-7  Class 6A
10/25/2033 5.461% 37,932 36,865
Brean Asset-Backed Securities Trust
(a)
Series 2025-RM13  Class A1
10/25/2065 4.250% 2,247,348 2,161,875
Series 2026-RM16  Class A1
05/25/2066 4.250% 3,860,000 3,677,137
Bunker Hill Loan Depositary Trust
(a)
Series 2019-2  Class A1
07/25/2049 2.879% 228,133 225,297
Chase Mortgage Finance Trust
(c)
Series 2007-A1  Class 1A3
02/25/2037 6.310% 34,465 34,603
Series 2007-A1  Class 2A1
02/25/2037 5.525% 26,357 25,430
Series 2007-A1  Class 7A1
02/25/2037 6.281% 2,217 2,221
CHL Mortgage Pass-Through Trust
Series 2004-13  Class 1A4
08/25/2034 5.500% 71,620 71,530
Series 2004-3  Class A26
04/25/2034 5.500% 33,736 33,339
Series 2004-5  Class 1A4
06/25/2034 5.500% 68,713 67,689
Citigroup Mortgage Loan Trust, Inc.
(a),(c)
Series 2009-10  Class 1A1
09/25/2033 5.267% 12,995 12,867
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1  Class 3A4
09/25/2033 5.250% 12,005 11,781
Series 2005-2  Class 2A11
05/25/2035 5.500% 50,049 49,772
COLT Mortgage Loan Trust
(a),(c)
Series 2021-2  Class A1
08/25/2066 0.924% 1,280,721 1,095,434
Series 2021-4  Class A1
10/25/2066 1.397% 1,452,460 1,233,145
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21  Class 1A4
09/25/2033 5.250% 22,467 22,356
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4  Class 2A4
09/25/2034 5.500% 53,442 52,704

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
108
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2004-8  Class 1A4
12/25/2034 5.500% 81,711 82,834
GSMPS Mortgage Loan Trust
(a),(c),(d)
Series 2005-RP3  Class 1AS
09/25/2035 0.498% 265,191 1,694
GSMPS Mortgage Loan Trust
(a),(b)
Series 2005-RP3  Class 1AF
1 mo. USD Term SOFR + 0.464%
Floor 0.350%
09/25/2035 4.113% 342,182 296,796
GSR Mortgage Loan Trust
(b)
Series 2005-5F  Class 8A3
1 mo. USD Term SOFR + 0.614%
Floor 0.500%
06/25/2035 4.263% 4,001 3,895
GSR Mortgage Loan Trust
Series 2003-7F  Class 1A4
06/25/2033 5.250% 68,859 68,656
HarborView Mortgage Loan Trust
(c)
Series 2004-3  Class 1A
05/19/2034 5.335% 215,810 205,452
Impac CMB Trust
(b)
Series 2005-4  Class 2A1
1 mo. USD Term SOFR + 0.414%
Floor 0.300%
05/25/2035 4.363% 78,303 76,861
Impac Secured Assets CMN Owner Trust
(c)
Series 2003-3  Class A1
08/25/2033 5.200% 25,168 24,890
Impac Secured Assets Trust
(b)
Series 2006-1  Class 2A1
1 mo. USD Term SOFR + 0.814%
Floor 0.700%
05/25/2036 4.463% 19,844 18,928
JP Morgan Mortgage Trust
(c)
Series 2006-A2  Class 5A3
11/25/2033 6.308% 32,364 32,244
Series 2007-A1  Class 5A5
07/25/2035 5.809% 36,725 36,684
LHOME Mortgage Trust
(a)
Series 2025-RTL3  Class A1
08/25/2040 5.239% 7,000,000 6,993,678
Series 2026-RTL1  Class A1
01/25/2041 4.908% 4,000,000 3,966,226
Lument Finance Trust, Inc.
(c)
01/13/2027 7.250% 2,094,241 2,075,812
MASTR Adjustable Rate Mortgages Trust
(c)
Series 2004-13  Class 2A1
04/21/2034 6.022% 34,938 34,466
Series 2004-13  Class 3A7
11/21/2034 5.370% 67,345 66,897
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
MASTR Asset Securitization Trust
(a)
Series 2004-P7  Class A6
12/27/2033 5.500% 12,772 10,650
MASTR Seasoned Securitization Trust
(c)
Series 2004-2  Class A1
08/25/2032 6.500% 43,405 42,876
Series 2004-2  Class A2
08/25/2032 6.500% 68,362 67,912
Merrill Lynch Mortgage Investors Trust
(b)
Series 2003-A  Class 2A1
1 mo. USD Term SOFR + 0.894%
Floor 0.780%
03/25/2028 4.543% 8,122 7,418
Series 2003-E  Class A1
1 mo. USD Term SOFR + 0.734%
Floor 0.620%
10/25/2028 4.383% 40,826 38,097
Series 2004-A  Class A1
1 mo. USD Term SOFR + 0.574%
Floor 0.460%
04/25/2029 4.223% 49,919 46,323
Series 2004-G  Class A2
6 mo. USD Term SOFR + 1.028%
Floor 0.600%
01/25/2030 4.912% 2,659 2,600
Merrill Lynch Mortgage Investors Trust
(c)
Series 2004-1  Class 2A1
12/25/2034 4.837% 47,219 44,757
Series 2004-A4  Class A2
08/25/2034 4.836% 59,448 56,721
MFA Trust
(a),(c)
Series 2021-NQM2  Class A1
11/25/2064 1.029% 493,668 435,207
MOO Securitization Trust
(a),(c)
Series 2026-RM1  Class M1
03/25/2066 4.500% 1,950,000 1,790,650
Series 2026-RM2  Class A1B
06/25/2066 4.750% 800,000 758,046
Series 2026-RM2  Class M1
06/25/2066 4.750% 1,500,000 1,388,181
Morgan Stanley Mortgage Loan Trust
(c)
Series 2004-3  Class 4A
04/25/2034 5.648% 63,040 61,874
NACC Reperforming Loan REMICS Trust
(a),(c)
Series 2004-R2  Class A1
10/25/2034 6.500% 56,969 49,358
New Residential Mortgage Loan Trust
(a)
Series 2024-RTL1  Class A1
03/25/2039 6.664% 3,417,384 3,422,518
NRM FHT1 Excess Owner LLC
(a)
Series 2025-FHT1  Class A
03/25/2032 6.545% 4,195,468 4,225,976

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
109
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
RAMP Trust
Series 2004-SL2  Class A3
10/25/2031 7.000% 74,422 75,543
Residential Asset Securitization Trust
(c)
Series 2004-IP2  Class 1A1
12/25/2034 5.769% 113,914 113,305
Sequoia Mortgage Trust
(b)
Series 2003-1  Class 1A
1 mo. USD Term SOFR + 0.874%
Floor 0.760%
04/20/2033 4.514% 116,486 108,869
Series 2003-8  Class A1
1 mo. USD Term SOFR + 0.754%
Floor 0.640%
01/20/2034 4.394% 71,488 70,074
Series 2004-11  Class A1
1 mo. USD Term SOFR + 0.714%
Floor 0.600%
12/20/2034 4.354% 62,212 57,794
Series 2004-12  Class A3
6 mo. USD Term SOFR + 0.748%
Floor 0.320%
01/20/2035 4.492% 40,757 40,515
SFR 19 STL
(c)
10/11/2026 10.250% 1,771,902 1,755,600
Starwood Mortgage Residential Trust
(a),(c)
Series 2020-INV1  Class A1
11/25/2055 1.027% 106,984 104,173
Series 2021-4  Class A1
08/25/2056 1.162% 1,137,512 1,012,256
Structured Adjustable Rate Mortgage Loan Trust
(c)
Series 2004-4  Class 5A
04/25/2034 3.056% 21,340 17,860
Structured Asset Mortgage Investments II Trust
(b)
Series 2004-AR5  Class 1A1
1 mo. USD Term SOFR + 0.774%
Floor 0.660%
10/19/2034 4.414% 81,002 78,646
Series 2005-AR5  Class A3
1 mo. USD Term SOFR + 0.614%
Floor 0.500%
07/19/2035 4.254% 38,008 36,760
Structured Asset Securities Corp.
Series 2004-4XS  Class 1A5
02/25/2034 5.990% 133,148 129,796
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates
(c)
Series 2003-34A  Class 3A3
11/25/2033 5.231% 63,176 62,740
Series 2003-40A  Class 3A2
01/25/2034 4.708% 41,928 40,924
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Thornburg Mortgage Securities Trust
(c)
Series 2004-4  Class 3A
12/25/2044 5.270% 37,727 37,485
Verus Securitization Trust
(a),(c)
Series 2021-1  Class A1
01/25/2066 0.815% 393,346 357,800
Series 2021-2  Class A1
02/25/2066 1.031% 721,666 662,521
Series 2021-3  Class A1
06/25/2066 1.046% 810,701 722,469
Series 2021-4  Class A1
07/25/2066 0.938% 1,124,807 955,747
Series 2021-8  Class A1
11/25/2066 2.824% 1,235,312 1,115,498
Series 2021-R1  Class A1
10/25/2063 0.820% 116,371 113,809
Series 2021-R3  Class A1
04/25/2064 1.020% 258,606 249,230
WaMu Mortgage Pass-Through Certificates Trust
(c)
Series 2003-AR11  Class A6
10/25/2033 5.513% 74,824 70,014
Series 2003-AR5  Class A7
06/25/2033 5.044% 34,245 34,334
Series 2003-AR6  Class A1
06/25/2033 5.699% 30,161 29,744
Series 2003-AR7  Class A7
08/25/2033 5.590% 58,087 57,078
Series 2004-AR3  Class A2
06/25/2034 4.891% 31,682 30,282
Wells Fargo Mortgage-Backed Securities Trust
(c)
Series 2004-U  Class A1
10/25/2034 6.499% 59,728 59,150
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 47,927,275) 46,524,692
Non-Agency Commercial Mortgage-Backed Securities 2.0%
Bank
(c)
Series 2022-BNK44  Class A5
11/15/2055 5.934% 705,000 730,509
Bank5
Series 2026-5YR21  Class A3
04/15/2059 5.525% 846,000 866,981
Bank5
(c)
Series 2026-5YR22  Class A3
06/15/2059 5.713% 2,717,000 2,803,964
BBCMS Mortgage Trust
Series 2018-C2  Class ASB
12/15/2051 4.236% 267,796 266,589
Series 2021-C12  Class A5
11/15/2054 2.689% 600,000 531,808

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
110
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2022-C17  Class A5
09/15/2055 4.441% 763,000 738,859
Series 2025-5C33  Class A4
03/15/2058 5.839% 1,496,000 1,541,890
Series 2025-5C37  Class A3
09/15/2058 5.015% 377,000 377,938
Series 2026-5C42  Class A3
06/15/2059 5.598% 1,203,000 1,236,797
Bear Stearns Commercial Mortgage Securities Trust
(a),(c),(d)
Series 2007-T26  Class X1
01/12/2045 1.173% 17,736 0
Benchmark Mortgage Trust
Series 2021-B25  Class A4
04/15/2054 2.268% 760,000 691,149
Series 2026-V21  Class A3
03/15/2059 5.127% 1,232,000 1,241,805
Series 2026-V22  Class A3
05/15/2059 5.468% 1,812,000 1,850,997
BMD2 Re-REMICS Trust
(a),(d),(e)
Series 2019-FRR1  Class 5D1
05/25/2052 0.000% 6,739,000 5,272,805
Series 2019-FRR1  Class 6C
05/25/2052 0.000% 8,685,000 6,953,197
BX Commercial Mortgage Trust
(a),(b)
Series 2025-COPT  Class A
1 mo. USD Term SOFR + 1.750%
Floor 1.750%
08/15/2042 5.375% 1,190,000 1,192,975
BX Trust
(a),(b)
Series 2025-VLT7  Class A
1 mo. USD Term SOFR + 1.700%
Floor 1.700%
07/15/2044 5.325% 242,000 241,383
Series 2025-VOLT  Class A
1 mo. USD Term SOFR + 1.700%
Floor 1.700%
12/15/2044 5.325% 2,638,000 2,642,938
CSMC Trust
(a)
Series 2014-USA  Class D
09/15/2037 4.373% 5,000,000 4,179,547
CSTL Commercial Mortgage Trust
(a),(c)
Series 2026-GATE3  Class E
02/10/2043 6.554% 625,000 625,109
DBWF Mortgage Trust
(a),(c)
Series 2015-LCM  Class A2
06/10/2034 3.535% 3,150,131 3,001,235
GAM Re-REMICS Trust
(a),(c)
Series 2021-FRR2  Class BK78
09/27/2051 2.340% 7,500,000 6,730,402
GAM Re-REMICS Trust
(a),(d),(e)
Series 2021-FRR1  Class 1D
11/29/2050 0.000% 5,000,000 4,657,246
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2021-FRR1  Class 2B
11/29/2050 0.000% 6,600,000 6,046,028
Series 2021-FRR1  Class 2C
11/29/2050 0.000% 3,500,000 3,175,771
GS Mortgage Securities Trust
Series 2020-GSA2  Class A4
12/12/2053 1.721% 2,582,000 2,306,618
Ladder Capital Commercial Mortgage Trust
(a)
Series 2013-GCP  Class A2
02/15/2036 3.985% 1,535,000 1,434,013
Morgan Stanley Capital I Trust
(a),(c),(d)
Series 2006-T21  Class X
10/12/2052 0.057% 1,553,572 446
Morgan Stanley Capital I Trust
Series 2020-HR8  Class A3
07/15/2053 1.790% 845,266 762,539
Morgan Stanley Capital I Trust
(c)
Series 2018-L1  Class A4
10/15/2051 4.407% 888,000 879,479
MRCD Mortgage Trust
(a)
Series 2019-PARK  Class A
12/15/2036 2.718% 4,000,000 3,620,000
Series 2019-PARK  Class D
12/15/2036 2.718% 2,375,000 1,773,579
SWCH Commercial Mortgage Trust
(a),(b)
Series 2025-DATA  Class A
1 mo. USD Term SOFR + 1.443%
Floor 1.443%
02/15/2042 5.068% 2,176,000 2,161,379
Wachovia Bank Commercial Mortgage Trust
(a),(c),(d)
Series 2004-C12
07/15/2041 1.089% 12,989 0
Wells Fargo Commercial Mortgage Trust
Series 2026-5C10  Class A3
06/15/2059 5.789% 2,224,000 2,292,788
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 70,222,285) 72,828,763
U.S. Treasury Obligations 21.6%
U.S. Treasury Bonds
05/15/2040 1.125% 3,010,000 1,904,295
08/15/2040 1.125% 3,025,000 1,895,352
11/15/2040 1.375% 9,757,000 6,306,986
05/15/2041 2.250% 9,815,000 7,155,748
11/15/2041 2.000% 12,900,000 8,935,266
11/15/2041 3.125% 1,443,000 1,178,525
11/15/2042 4.000% 10,350,000 9,339,258
02/15/2043 3.125% 1,799,000 1,438,357
11/15/2043 3.750% 7,883,000 6,812,636
11/15/2043 4.750% 8,762,700 8,621,675
02/15/2044 3.625% 8,623,000 7,305,298
05/15/2044 3.375% 4,501,000 3,669,722
02/15/2045 2.500% 10,645,000 7,463,143
08/15/2045 4.875% 12,555,000 12,462,799

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
111
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
02/15/2046 4.625% 2,000 1,920
05/15/2046 5.000% 50,661,000 51,056,788
02/15/2047 3.000% 11,431,000 8,507,165
08/15/2047 2.750% 6,388,000 4,518,512
02/15/2048 3.000% 21,971,000 16,179,582
08/15/2048 3.000% 24,038,000 17,611,591
11/15/2048 3.375% 6,834,000 5,344,402
02/15/2049 3.000% 30,507,000 22,241,510
08/15/2049 2.250% 25,492,000 15,860,804
02/15/2050 2.000% 2,074,000 1,208,753
08/15/2050 1.375% 29,466,000 14,456,756
11/15/2050 1.625% 8,808,000 4,606,309
02/15/2051 1.875% 2,997,000 1,666,145
05/15/2051 2.375% 17,157,000 10,728,487
02/15/2052 2.250% 6,249,000 3,763,070
11/15/2054 4.500% 9,998,700 9,308,165
02/15/2056 4.750% 43,826,000 42,586,546
U.S. Treasury Notes
10/31/2027 4.125% 16,029,000 16,018,982
01/31/2028 3.500% 12,293,000 12,166,228
05/31/2028 4.000% 16,922,000 16,873,746
06/30/2028 4.125% 29,263,000 29,248,140
10/15/2028 3.500% 15,371,000 15,147,640
10/31/2028 4.875% 15,599,000 15,840,297
12/31/2028 3.750% 12,354,000 12,231,425
02/15/2029 3.500% 5,220,000 5,133,952
06/15/2029 4.125% 25,369,000 25,347,199
08/31/2029 3.625% 4,130,000 4,064,178
06/30/2030 3.875% 15,542,000 15,362,296
08/31/2030 3.625% 54,681,000 53,493,396
12/31/2030 3.625% 15,375,000 15,013,447
06/30/2031 4.125% 72,232,000 71,978,059
08/31/2032 3.875% 12,347,000 12,081,732
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
01/31/2033 4.000% 17,108,000 16,817,966
06/30/2033 4.250% 37,912,000 37,769,830
11/15/2034 4.250% 18,613,800 18,433,479
11/15/2035 4.000% 13,500,000 13,059,141
05/15/2036 4.375% 54,466,000 54,185,159
U.S. Treasury STRIPS Coupon
(e)
02/15/2032 0.000% 8,418,000 6,617,669
11/15/2033 0.000% 2,083,000 1,509,177
02/15/2034 0.000% 4,400,000 3,148,749
05/15/2034 0.000% 2,400,000 1,696,746
11/15/2034 0.000% 1,850,000 1,276,611
11/15/2040 0.000% 24,646,000 12,173,425
02/15/2041 0.000% 6,430,822 3,128,229
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 830,475,536) 803,952,463
. Shares
.
Value ($)
Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 3.767%
(p),(q)
139,660,879 139,577,082
1 1 1
Total Money Market Funds
(Cost $ 139,599,797) 139,577,082
Total Investments in Securities
(Cost $ 3,894,609,549) 3,821,205,809
Other Assets & Liabilities, Net (108,629,020)
Net Assets 3,712,576,789
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $855,196,324, which represents 23.04% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.
(d) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e) Zero coupon bond.
(f) Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g) Represents a security purchased on a when-issued basis.
(h) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(i) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(j) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k) Principal amounts are shown in United States Dollars unless otherwise noted.
(l) Principal and interest may not be guaranteed by a governmental entity.
(m) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.
(n) Represents a security in default.
(o) Valuation based on significant unobservable inputs.
(p) The rate shown is the seven-day current annualized yield at June 30, 2026.

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
112
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
173,507,233
1,129,286,905
(1,163,193,168)
(23,888)
139,577,082
—
(5,289)
3,264,763
139,660,879
1
At June 30, 2026, securities and/or cash totaling $6,037,100 were pledged as collateral.
Investments in Derivatives
(q) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
LIBOR London Interbank Offered Rate
MTA Monthly Treasury Average
REIT Real Estate Investment Trust
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest and Principal Securities
TBA To Be Announced
Currency Legend
EUR Euro
USD US Dollar
Forward foreign currency exchange contracts
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
637,444 EUR 730,585 USD Standard Chartered Bank 07/31/2026 1,385 —
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 566 09/2026 USD 62,198,094 636,750 —
CBOT 2 Year U.S. Treasury Notes Futures 398 09/2026 USD 82,040,859 — (27,984)
CBOT 5 Year U.S. Treasury Notes Futures 777 09/2026 USD 83,175,421 261,309 —
Ultra 10 Year U.S. Treasury Notes Futures 190 09/2026 USD 21,369,063 356,250 —
Ultra U.S. Treasury Bond Futures 640 09/2026 USD 74,340,000 2,272,179 —
Total 3,526,488 (27,984)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT U.S. Long Bond Futures (147) 09/2026 USD (16,684,500) — (405,000)

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
113
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30,
2026:
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the six months ended June 30, 2026:
The following table is a summary of the average monthly outstanding volume by derivative instrument for the six months ended June 30, 2026:
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Foreign exchange risk Unrealized appreciation on forward foreign currency exchange contracts 1,385
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 3,526,488*
Total – 3,527,873
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 432,984*
Total – 432,984
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Interest rate risk (8,958,679)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Forward
foreign
currency
exchange
contracts
($)
Futures
contracts
($)
Total
($)
Foreign exchange risk 1,385 — 1,385
Interest rate risk — 4,431,388 4,431,388
Total 1,385 4,431,388 4,432,773
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 354,246,112
Futures contracts — short 13,710,406
Derivative instrument
Average unrealized
appreciation ($)
Average unrealized
depreciation ($)
Forward foreign currency exchange contracts 454 (838)

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
114
Offsetting of assets and liabilities
The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
Derivative assets
subject to netting
arrangements by
counterparty
Derivatives available
for offset
Collateral
received
(a)
Net amount of
derivative assets
(b)
Standard Chartered Bank $ 1,385 $ – $ – $ 1,385
$ 1,385 $ – $ – $ 1,385
(a) In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.
(b) Represents the net amount due from counterparties in the event of default.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Asset-Backed Securities — 2,626,154 — 2,626,154
Agency Collateralized Mortgage Obligation
Securities — 206,064,878 — 206,064,878
Agency Commercial Mortgage-Backed Securities — 75,583,252 — 75,583,252

Portfolio of Investments
(continued)
Variable Portfolio - Partners Core Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
115
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments   are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Agency Mortgage-Backed Securities — 908,339,955 — 908,339,955
Corporate Bonds — 1,121,910,629 — 1,121,910,629
Foreign Government Obligations — 37,430,763 — 37,430,763
Municipal Bonds — 2,661,993 — 2,661,993
Non-Agency Asset-Backed Securities — 396,002,109 7,703,076 403,705,185
Non-Agency Collateralized Mortgage Obligation
Securities — 46,524,692 — 46,524,692
Non-Agency Commercial Mortgage-Backed
Securities — 72,828,763 — 72,828,763
U.S. Treasury Obligations — 803,952,463 — 803,952,463
Money Market Funds 139,577,082 — — 139,577,082
Total Investments in Securities 139,577,082 3,673,925,651 7,703,076 3,821,205,809
Investments in Derivatives
Asset
Forward Foreign Currency Exchange
Contracts — 1,385 — 1,385
Futures Contracts 3,526,488 — — 3,526,488
Liability
Futures Contracts (432,984) — — (432,984)
Total 142,670,586 3,673,927,036 7,703,076 3,824,300,698
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners Core Bond Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
116
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $3,755,009,752) $ 3,681,628,727
Affiliated issuers (cost $139,599,797) 139,577,082
Foreign currency (cost $475) 475
Cash collateral held at broker for: —
Futures 6,037,100
Unrealized appreciation on forward contracts 1,385
Receivable for: –
Investments sold 57,148,550
Investments sold on a delayed delivery basis 35,689,227
Capital shares sold 6,899
Dividends 440,104
Interest 27,826,468
Prepaid expenses 2,872
Total assets 3,948,358,889
Liabilities
Due to custodian 42,329
Payable for: —
Investments purchased 75,818,158
Investments purchased on a delayed delivery basis 157,432,534
Capital shares redeemed 844,087
Variation margin payable for futures contracts 818,114
Management services fees 289,378
Distribution and/or service fees 970
Service fees 1,154
Compensation of chief compliance officer 297
Compensation of board members 4,953
Other expenses 89,585
Deferred compensation of board members 440,541
Total liabilities 235,782,100
Net assets applicable to outstanding capital stock $ 3,712,576,789
Represented by
Paid in capital
$ 4,258,652,607
Total distributable earnings (loss) (546,075,818)
Total - representing net assets applicable to outstanding capital stock $ 3,712,576,789
Class 1
Net assets
$ 3,689,051,228
Shares outstanding
375,044,020
Net asset value per share
$ 9.84
Class 2
Net assets
$ 23,525,561
Shares outstanding
2,408,176
Net asset value per share
$ 9.77

Statement of Operations
Variable Portfolio - Partners Core Bond Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
117
Net investment income
Income:
Dividends - affiliated issuers $ 3,264,763
Interest 86,197,787
Foreign taxes withheld (3,414)
Total income 89,459,136
Expenses:
Management services fees 8,783,215
Distribution and/or service fees –
Class 2 28,780
Service fees 7,763
Custodian fees 36,301
Printing and postage fees 5,655
Accounting services fees 39,475
Legal fees 34,827
Compensation of chief compliance officer 295
Compensation of board members 24,901
Deferred compensation of board members 68,206
Other 26,993
Total expenses 9,056,411
Net investment income 80,402,725
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (11,378,558)
Investments - affiliated issuers (5,289)
Foreign currency translations 220,820
Futures contracts (8,958,679)
Net realized loss (20,121,706)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (34,017,823)
Investments - affiliated issuers (23,888)
Foreign currency translations (530)
Forward foreign currency exchange contracts 1,385
Futures contracts 4,431,388
Net change in unrealized depreciation (29,609,468)
Net realized and unrealized loss (49,731,174)
Net increase in net assets resulting from operations $ 30,671,551

Statement of Changes in Net Assets
Variable Portfolio - Partners Core Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
118
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 80,402,725 $ 161,597,727
Net realized loss (20,121,706) (25,814,032)
Net change in unrealized appreciation (depreciation) (29,609,468) 140,750,771
Net increase in net assets resulting from operations 30,671,551 276,534,466
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 — (202,054,078)
Class 2 — (1,150,271)
Total distributions to shareholders — (203,204,349)
Decrease in net assets from capital stock activity (123,714,100) (45,403,911)
Total increase (decrease) in net assets (93,042,549) 27,926,206
Net Assets: – –
Net assets at beginning of period 3,805,619,338 3,777,693,132
Net assets at end of period $ 3,712,576,789 $ 3,805,619,338
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 1,169,366 11,458,143 1,869,627 18,234,716
Distribution reinvested — — 21,449,478 202,054,078
Shares redeemed (13,825,764) (135,436,899) (27,385,283) (267,640,676)
Net decrease (12,656,398) (123,978,756) (4,066,178) (47,351,882)
Class 2
Shares sold 147,715 1,438,256 322,308 3,124,082
Distribution reinvested — — 122,630 1,150,271
Shares redeemed (120,642) (1,173,600) (240,054) (2,326,382)
Net increase 27,073 264,656 204,884 1,947,971
Total net decrease (12,629,325) (123,714,100) (3,861,294) (45,403,911)

Financial Highlights
Variable Portfolio - Partners Core Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
120
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .76 0 .21 ( 0 .13 ) 0 .08 — — —
Year Ended 12/31/2025
$ 9 .59 0 .42 0 .29 0 .71 ( 0 .54 ) — ( 0 .54 )
Year Ended 12/31/2024
$ 9 .73 0 .41 ( 0 .19 ) 0 .22 ( 0 .36 ) — ( 0 .36 )
Year Ended 12/31/2023
$ 9 .41 0 .35 0 .23 0 .58 ( 0 .26 ) — ( 0 .26 )
Year Ended 12/31/2022
$ 11 .12 0 .24 ( 1 .71 ) ( 1 .47 ) ( 0 .17 ) ( 0 .07 ) ( 0 .24 )
Year Ended 12/31/2021
$ 11 .72 0 .18 ( 0 .32 ) ( 0 .14 ) ( 0 .17 ) ( 0 .29 ) ( 0 .46 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .70 0 .20 ( 0 .13 ) 0 .07 — — —
Year Ended 12/31/2025
$ 9 .54 0 .39 0 .29 0 .68 ( 0 .52 ) — ( 0 .52 )
Year Ended 12/31/2024
$ 9 .68 0 .38 ( 0 .19 ) 0 .19 ( 0 .33 ) — ( 0 .33 )
Year Ended 12/31/2023
$ 9 .36 0 .33 0 .23 0 .56 ( 0 .24 ) — ( 0 .24 )
Year Ended 12/31/2022
$ 11 .07 0 .22 ( 1 .71 ) ( 1 .49 ) ( 0 .15 ) ( 0 .07 ) ( 0 .22 )
Year Ended 12/31/2021
$ 11 .66 0 .15 ( 0 .31 ) ( 0 .16 ) ( 0 .14 ) ( 0 .29 ) ( 0 .43 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interest on collateral expense which is less than 0.01%.

Financial Highlights
(continued)
Variable Portfolio - Partners Core Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
121
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .84 0 .82% 0 .49% 0 .49% 4 .33% 161% $ 3,689,051
Year Ended 12/31/2025
$ 9 .76 7 .62% 0 .48% 0 .48% 4 .28% 225% $ 3,782,520
Year Ended 12/31/2024
$ 9 .59 2 .25% 0 .48%
(c)
0 .48%
(c)
4 .21% 220% $ 3,756,936
Year Ended 12/31/2023
$ 9 .73 6 .30% 0 .48%
(c)
0 .48%
(c)
3 .69% 205% $ 4,866,151
Year Ended 12/31/2022
$ 9 .41 ( 13 .29% ) 0 .47%
(c)
0 .47%
(c)
2 .45% 248% $ 4,842,663
Year Ended 12/31/2021
$ 11 .12 ( 1 .24% ) 0 .47%
(c)
0 .47%
(c)
1 .55% 276% $ 6,017,964
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 9 .77 0 .72% 0 .74% 0 .74% 4 .08% 161% $ 23,526
Year Ended 12/31/2025
$ 9 .70 7 .28% 0 .73% 0 .73% 4 .03% 225% $ 23,099
Year Ended 12/31/2024
$ 9 .54 2 .01% 0 .73%
(c)
0 .73%
(c)
3 .96% 220% $ 20,757
Year Ended 12/31/2023
$ 9 .68 6 .06% 0 .73%
(c)
0 .73%
(c)
3 .46% 205% $ 17,836
Year Ended 12/31/2022
$ 9 .36 ( 13 .60% ) 0 .72%
(c)
0 .72%
(c)
2 .21% 248% $ 14,909
Year Ended 12/31/2021
$ 11 .07 ( 1 .41% ) 0 .72%
(c)
0 .72%
(c)
1 .30% 276% $ 16,962

Portfolio of Investments
Variable Portfolio - Partners International Core Equity Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
122
Issuer . Shares
.
Value ($)
Common Stocks 98 .3%
Austria 2.2%
Erste Group Bank AG 318,458 42,621,756
Brazil 1.6%
MercadoLibre, Inc.
(a)
17,505 29,712,812
Canada 1.9%
Toronto-Dominion Bank 296,477 36,047,590
China 2.8%
Contemporary Amperex Technology Co. Ltd.,
Class A 636,681 37,009,985
Tencent Music Entertainment Group ADR 1,937,263 16,176,146
Total 53,186,131
France 6.6%
Legrand SA 261,807 44,361,706
LVMH Moet Hennessy Louis Vuitton SE 65,015 35,957,206
Safran SA 116,825 46,038,475
Total 126,357,387
Germany 7.4%
Bayer AG 341,287 18,875,960
Beiersdorf AG 227,078 19,556,773
SAP SE 310,043 47,792,553
Siemens AG 173,522 55,788,535
Total 142,013,821
Hong Kong 2.0%
AIA Group Ltd. 4,136,800 37,873,360
Japan 17.1%
Fast Retailing Co. Ltd. 77,700 39,809,153
Hoya Corp. 183,200 29,550,396
ITOCHU Corp. 3,338,400 38,099,934
Mitsubishi Electric Corp. 748,000 27,432,516
Mitsubishi UFJ Financial Group, Inc. 2,613,200 52,062,592
MS&AD Insurance Group Holdings, Inc. 1,438,100 37,275,478
Recruit Holdings Co. Ltd. 694,100 48,294,736
Shimano, Inc. 185,200 19,753,489
Sony Group Corp. 1,713,500 34,482,584
Total 326,760,878
Netherlands 6.4%
ASML Holding NV 62,184 123,135,226
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Norway 1.6%
DNB Bank ASA 1,048,529 31,217,065
Singapore 2.9%
Sea Ltd. ADR
(a)
221,787 21,253,848
Singapore Telecommunications Ltd. 9,902,500 33,807,300
Total 55,061,148
Spain 1.5%
Bankinter SA 1,699,726 28,463,348
Sweden 2.0%
Svenska Handelsbanken AB, Class A 2,540,831 37,389,092
Switzerland 8.5%
Chocoladefabriken Lindt & Spruengli AG 3,951 45,897,817
Cie Financiere Richemont SA, Class A 257,753 59,496,708
Lonza Group AG 46,655 31,473,653
Straumann Holding AG 189,094 24,856,000
Total 161,724,178
Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 91,844 43,861,939
United Arab Emirates 0.0%
NMC Health PLC
(a),(b),(c)
293,698 0
United Kingdom 17.7%
AstraZeneca PLC 371,315 69,326,069
BAE Systems PLC 1,532,825 37,564,369
HSBC Holdings PLC 2,852,883 53,945,985
London Stock Exchange Group PLC 403,636 43,639,327
Reckitt Benckiser Group PLC 624,090 40,649,199
RELX PLC 1,054,096 33,314,503
Sage Group PLC 2,442,476 26,498,570
Unilever PLC 561,710 33,740,556
Total 338,678,578
United States 13.8%
ARM Holdings PLC ADR
(a)
93,381 33,110,101
Haleon PLC 8,528,842 39,302,145
Liberty Media Corp.-Liberty Formula One, Class
C
(a)
291,022 27,687,833
Roche Holding AG 167,174 68,722,934

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Core Equity Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
123
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
24,304,326
217,778,342
(205,982,786)
(5,029)
36,094,853
—
(19,465)
508,302
36,116,523
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Schneider Electric SE 134,144 43,895,358
Shell PLC 1,317,411 51,026,863
Total 263,745,234
Total Common Stocks
(Cost $ 1,476,696,107 ) 1,877,849,543
1 1
. Shares
.
Value ($)
Money Market Funds 1 .9%
Columbia Short-Term Cash Fund, 3.767%
(d),(e)
36,116,523 36,094,853
1 1 1
Total Money Market Funds
(Cost $ 36,101,319 ) 36,094,853
Total Investments in Securities
(Cost $ 1,512,797,426 ) 1,913,944,396
Other Assets & Liabilities, Net (4,307,014)
Net Assets 1,909,637,382
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$0, which represents less than 0.01% of total net assets.
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at June 30, 2026.
(e) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Core Equity Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
124
measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 42,621,756 — — 42,621,756
Brazil 29,712,812 — — 29,712,812
Canada 36,047,590 — — 36,047,590
China 16,176,146 37,009,985 — 53,186,131
France 46,038,475 80,318,912 — 126,357,387
Germany 18,875,960 123,137,861 — 142,013,821
Hong Kong — 37,873,360 — 37,873,360
Japan 182,362,279 144,398,599 — 326,760,878
Netherlands 123,135,226 — — 123,135,226
Norway 31,217,065 — — 31,217,065
Singapore 21,253,848 33,807,300 — 55,061,148
Spain — 28,463,348 — 28,463,348
Sweden — 37,389,092 — 37,389,092
Switzerland — 161,724,178 — 161,724,178
Taiwan 43,861,939 — — 43,861,939
United Arab Emirates — — 0
(a)
0
(a)
United Kingdom 257,474,882 81,203,696 — 338,678,578
United States 168,823,013 94,922,221 — 263,745,234
Total Common Stocks 1,017,600,991 860,248,552 0
(a)
1,877,849,543
Money Market Funds 36,094,853 — — 36,094,853
Total Investments in Securities 1,053,695,844 860,248,552 0
(a)
1,913,944,396
(a) Rounds to zero.
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners International Core Equity Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
125
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,476,696,107) $ 1,877,849,543
Affiliated issuers (cost $36,101,319) 36,094,853
Cash 773,799
Foreign currency (cost $3,203,918) 3,202,055
Receivable for: –
Investments sold 301,497
Capital shares sold 5,211
Dividends 639,168
Foreign tax reclaims 11,246,152
Prepaid expenses 2,251
Total assets 1,930,114,529
Liabilities
Payable for: —
Investments purchased 15,931,161
Capital shares redeemed 3,952,319
Management services fees 244,519
Distribution and/or service fees 1,465
Service fees 1,910
Compensation of chief compliance officer 151
Compensation of board members 3,101
Other expenses 74,041
Deferred compensation of board members 268,480
Total liabilities 20,477,147
Net assets applicable to outstanding capital stock $ 1,909,637,382
Represented by
Paid in capital
$ 1,398,840,433
Total distributable earnings (loss) 510,796,949
Total - representing net assets applicable to outstanding capital stock $ 1,909,637,382
Class 1
Net assets
$ 1,872,927,567
Shares outstanding
157,573,963
Net asset value per share
$ 11.89
Class 2
Net assets
$ 36,709,815
Shares outstanding
3,125,271
Net asset value per share
$ 11.75

Statement of Operations
Variable Portfolio - Partners International Core Equity Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
126
Net investment income
Income:
Dividends - unaffiliated issuers $ 30,925,757
Dividends - affiliated issuers 508,302
Foreign taxes withheld (2,815,619)
Total income 28,618,440
Expenses:
Management services fees 7,403,608
Distribution and/or service fees –
Class 2 43,708
Service fees 12,732
Custodian fees 72,789
Printing and postage fees 5,454
Accounting services fees 16,537
Legal fees 21,325
Compensation of chief compliance officer 148
Compensation of board members 15,136
Deferred compensation of board members 42,273
Other 22,809
Total expenses 7,656,519
Net investment income 20,961,921
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 101,786,238
Investments - affiliated issuers (19,465)
Foreign currency translations (56,004)
Net realized gain 101,710,769
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (9,651,734)
Investments - affiliated issuers (5,029)
Foreign currency translations (300,000)
Net change in unrealized depreciation (9,956,763)
Net realized and unrealized gain 91,754,006
Net increase in net assets resulting from operations $ 112,715,927

Statement of Changes in Net Assets
Variable Portfolio - Partners International Core Equity Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
127
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 20,961,921 $ 30,253,868
Net realized gain 101,710,769 171,086,427
Net change in unrealized appreciation (depreciation) (9,956,763) 211,975,601
Net increase in net assets resulting from operations 112,715,927 413,315,896
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 (203,005,304) (101,640,324)
Class 2 (3,933,429) (1,658,213)
Total distributions to shareholders (206,938,733) (103,298,537)
Increase (decrease) in net assets from capital stock activity 120,917,150 (238,390,401)
Total increase in net assets 26,694,344 71,626,958
Net Assets: – –
Net assets at beginning of period 1,882,943,038 1,811,316,080
Net assets at end of period $ 1,909,637,382 $ 1,882,943,038
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 188,668 2,375,788 375,933 4,454,215
Distribution reinvested 17,237,751 203,005,304 8,600,105 101,640,324
Shares redeemed (6,902,484) (89,387,357) (29,258,081) (347,207,617)
Net increase (decrease) 10,523,935 115,993,735 (20,282,043) (241,113,078)
Class 2
Shares sold 190,641 2,410,985 374,118 4,395,414
Distribution reinvested 337,696 3,933,429 141,473 1,658,213
Shares redeemed (113,054) (1,420,999) (283,729) (3,330,950)
Net increase 415,283 4,923,415 231,862 2,722,677
Total net increase (decrease) 10,939,218 120,917,150 (20,050,181) (238,390,401)

Financial Highlights
Variable Portfolio - Partners International Core Equity Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
128
Class
Net Investment Income per share ($)
Net Investment Income ratio (%)
Year Ended 12/31/2024
Class 1
0.01
0.11
Class 2
0.01
0.11
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 12 .58 0 .14 0 .59 0 .73 ( 0 .31 ) ( 1 .11 ) ( 1 .42 )
Year Ended 12/31/2025
$ 10 .67 0 .19 2 .41 2 .60 ( 0 .18 ) ( 0 .51 ) ( 0 .69 )
Year Ended 12/31/2024
$ 10 .21 0 .17
(d)
0 .43 0 .60 ( 0 .14 ) — ( 0 .14 )
Year Ended 12/31/2023
$ 8 .80 0 .13 1 .42 1 .55 ( 0 .14 ) — ( 0 .14 )
Year Ended 12/31/2022
$ 13 .57 0 .14 ( 2 .82 ) ( 2 .68 ) ( 0 .23 ) ( 1 .86 ) ( 2 .09 )
Year Ended 12/31/2021
$ 12 .19 0 .20 1 .43 1 .63 ( 0 .25 ) — ( 0 .25 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 12 .43 0 .13 0 .58 0 .71 ( 0 .28 ) ( 1 .11 ) ( 1 .39 )
Year Ended 12/31/2025
$ 10 .55 0 .16 2 .38 2 .54 ( 0 .15 ) ( 0 .51 ) ( 0 .66 )
Year Ended 12/31/2024
$ 10 .10 0 .14
(d)
0 .42 0 .56 ( 0 .11 ) — ( 0 .11 )
Year Ended 12/31/2023
$ 8 .71 0 .10 1 .40 1 .50 ( 0 .11 ) — ( 0 .11 )
Year Ended 12/31/2022
$ 13 .44 0 .11 ( 2 .78 ) ( 2 .67 ) ( 0 .20 ) ( 1 .86 ) ( 2 .06 )
Year Ended 12/31/2021
$ 12 .09 0 .18 1 .40 1 .58 ( 0 .23 ) — ( 0 .23 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.
(d) Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Financial Highlights
(continued)
Variable Portfolio - Partners International Core Equity Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
129
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 11 .89 6 .08% 0 .82% 0 .82% 2 .27% 18% $ 1,872,928
Year Ended 12/31/2025
$ 12 .58 24 .85% 0 .83%
(c)
0 .83%
(c)
1 .64% 35% $ 1,849,265
Year Ended 12/31/2024
$ 10 .67 5 .86% 0 .82%
(c)
0 .82%
(c)
1 .60%
(d)
26% $ 1,785,170
Year Ended 12/31/2023
$ 10 .21 17 .70% 0 .83% 0 .83% 1 .39% 22% $ 1,861,069
Year Ended 12/31/2022
$ 8 .80 ( 19 .51% ) 0 .82%
(c)
0 .82%
(c)
1 .45% 46% $ 1,777,600
Year Ended 12/31/2021
$ 13 .57 13 .55% 0 .80%
(c)
0 .80%
(c)
1 .56% 57% $ 2,150,661
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 11 .75 5 .96% 1 .07% 1 .07% 2 .05% 18% $ 36,710
Year Ended 12/31/2025
$ 12 .43 24 .55% 1 .08%
(c)
1 .08%
(c)
1 .34% 35% $ 33,678
Year Ended 12/31/2024
$ 10 .55 5 .58% 1 .07%
(c)
1 .07%
(c)
1 .33%
(d)
26% $ 26,146
Year Ended 12/31/2023
$ 10 .10 17 .34% 1 .08% 1 .08% 1 .11% 22% $ 23,561
Year Ended 12/31/2022
$ 8 .71 ( 19 .64% ) 1 .07%
(c)
1 .07%
(c)
1 .16% 46% $ 17,755
Year Ended 12/31/2021
$ 13 .44 13 .18% 1 .06%
(c)
1 .06%
(c)
1 .40% 57% $ 17,913

Portfolio of Investments
Variable Portfolio - Partners International Growth Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
130
Issuer . Shares
.
Value ($)
Common Stocks 97 .7%
Australia 0.3%
Cochlear Ltd. 27,800 2,335,081
Santos Ltd. 490,180 2,431,727
Total 4,766,808
Belgium 1.2%
UCB SA 55,221 16,531,569
Brazil 2.5%
Embraer SA 809,351 12,848,210
Itau Unibanco Holding SA ADR 1,757,413 14,358,064
NU Holdings Ltd., Class A
(a)
567,011 7,575,267
Total 34,781,541
Canada 3.1%
Alimentation Couche-Tard, Inc. 130,700 8,330,887
Canadian Natural Resources Ltd. 418,420 16,556,835
Dollarama, Inc. 60,675 8,026,683
Lundin Gold, Inc. 210,005 11,329,090
Total 44,243,495
Chile 1.6%
Antofagasta PLC 448,417 22,758,567
China 1.5%
Prosus NV 417,486 18,141,269
Tencent Holdings Ltd. 55,100 3,040,558
Total 21,181,827
Denmark 0.3%
Coloplast AS, Class B 78,800 4,488,004
Finland 0.2%
Kone OYJ, Class B 57,500 3,270,887
France 6.5%
Air Liquide SA 43,670 8,647,836
Dassault Systemes SE 195,400 3,985,622
Hermes International SCA 2,865 5,239,208
L'Oreal SA 17,200 7,539,735
LVMH Moet Hennessy Louis Vuitton SE 11,700 6,470,803
Safran SA 65,631 25,863,910
TotalEnergies SE 312,737 24,182,535
Vinci SA 67,107 9,800,848
Total 91,730,497
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Germany 2.0%
adidas AG 22,050 4,525,309
Infineon Technologies AG 101,700 9,580,332
Merck KGaA 49,100 8,231,352
SAP SE 34,200 5,271,867
Total 27,608,860
Hong Kong 3.1%
AIA Group Ltd. 3,183,200 29,142,932
Hong Kong Exchanges & Clearing Ltd. 326,800 15,205,009
Total 44,347,941
Indonesia 0.4%
Jardine Matheson Holdings Ltd. 89,700 5,531,588
Israel 1.6%
Teva Pharmaceutical Industries Ltd. ADR
(a)
664,976 22,529,387
Italy 5.8%
Enel SpA 1,722,862 19,761,893
Ferrari NV 22,440 8,354,187
Ferrari NV 17,100 6,355,988
Prysmian SpA 165,078 27,789,736
UniCredit SpA 214,222 19,198,305
Total 81,460,109
Japan 23.3%
Asics Corp. 525,100 14,282,037
Capcom Co. Ltd. 202,900 3,732,419
Chugai Pharmaceutical Co. Ltd. 250,000 11,548,295
Daikin Industries Ltd. 45,300 6,910,004
Fast Retailing Co. Ltd. 43,300 22,184,509
Fujikura Ltd. 694,800 27,543,169
Hitachi Ltd. 671,800 18,592,800
Hoya Corp. 41,500 6,694,003
Ibiden Co. Ltd. 77,000 11,625,552
IHI Corp. 982,300 16,584,392
Keyence Corp. 53,800 27,195,198
Mitsubishi Electric Corp. 475,300 17,431,384
MonotaRO Co. Ltd. 228,400 2,597,742
Murata Manufacturing Co. Ltd. 566,900 40,694,775
Nomura Research Institute Ltd. 86,900 2,437,890

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
131
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Obic Co. Ltd. 161,000 3,781,058
ORIX Corp. 605,300 23,056,787
Shin-Etsu Chemical Co. Ltd. 187,700 8,181,742
Sumitomo Electric Industries Ltd. 776,100 14,402,181
Sumitomo Mitsui Financial Group, Inc. 872,800 34,212,917
Terumo Corp. 375,000 5,121,577
Tokyo Electron Ltd. 17,400 8,436,456
Total 327,246,887
Netherlands 7.3%
Argenx SE ADR
(a)
25,793 23,929,972
ASML Holding NV 35,089 69,482,374
Universal Music Group NV 272,600 5,710,842
Wolters Kluwer NV 47,300 3,058,400
Total 102,181,588
Peru 1.2%
Credicorp Ltd. 44,672 17,403,318
Singapore 1.6%
CapitaLand Ascendas REIT 3,239,724 6,239,329
Singapore Telecommunications Ltd. 4,831,800 16,495,846
Total 22,735,175
South Africa 1.1%
Anglo American PLC 309,643 15,188,744
South Korea 2.9%
SK Hynix, Inc. 22,973 40,537,747
Spain 4.4%
Amadeus IT Group SA 91,600 5,358,711
Banco Bilbao Vizcaya Argentaria SA 1,087,175 27,371,587
Iberdrola SA 856,524 21,318,518
Industria de Diseno Textil SA 130,400 8,219,414
Total 62,268,230
Sweden 0.5%
Atlas Copco AB, Class B 379,500 6,727,791
Switzerland 6.7%
ABB Ltd. 258,321 28,099,960
Galderma Group AG 93,891 21,355,266
Lonza Group AG 12,670 8,547,234
Sandoz Group AG 262,466 23,714,845
SGS SA 55,838 6,475,140
Issuer . Shares
.
Value ($)
Common Stocks (continued)
VAT Group AG
(b)
7,700 6,752,287
Total 94,944,732
Taiwan 6.3%
Accton Technology Corp. 214,000 17,069,100
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 39,260 18,749,398
Taiwan Semiconductor Manufacturing Co. Ltd. 671,000 52,935,359
Total 88,753,857
United Kingdom 10.5%
AstraZeneca PLC 106,211 19,830,040
BAE Systems PLC 377,688 9,255,858
Barclays PLC 3,095,576 20,743,453
Compass Group PLC 302,200 9,763,881
Diploma PLC 225,822 21,345,226
Halma PLC 403,280 21,078,793
London Stock Exchange Group PLC 149,391 16,151,489
National Grid PLC 450,800 7,435,370
Sage Group PLC 460,500 4,995,992
SSE PLC 525,531 16,954,958
Total 147,555,060
United States 1.8%
Alcon AG 86,000 5,798,973
Experian PLC 160,700 5,416,167
Roche Holding AG 17,200 7,070,683
Schneider Electric SE 20,850 6,822,655
Total 25,108,478
Total Common Stocks
(Cost $ 1,073,661,825 ) 1,375,882,687
1 1
. Shares
.
Value ($)
Money Market Funds 1 .8%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
25,382,138 25,366,908
1 1 1
Total Money Market Funds
(Cost $ 25,369,128 ) 25,366,908
Total Investments in Securities
(Cost $ 1,099,030,953 ) 1,401,249,595
Other Assets & Liabilities, Net 7,651,736
Net Assets 1,408,901,331

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
132
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
2,202,952
282,854,760
(259,688,584)
(2,220)
25,366,908
—
(2,562)
276,833
25,382,138
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $6,752,287, which represents 0.48% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
133
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia — 4,766,808 — 4,766,808
Belgium 16,531,569 — — 16,531,569
Brazil 34,781,541 — — 34,781,541
Canada 44,243,495 — — 44,243,495
Chile — 22,758,567 — 22,758,567
China — 21,181,827 — 21,181,827
Denmark — 4,488,004 — 4,488,004
Finland — 3,270,887 — 3,270,887
France 35,664,758 56,065,739 — 91,730,497
Germany — 27,608,860 — 27,608,860
Hong Kong — 44,347,941 — 44,347,941
Indonesia 5,531,588 — — 5,531,588
Israel 22,529,387 — — 22,529,387
Italy 47,314,385 34,145,724 — 81,460,109
Japan 96,395,939 230,850,948 — 327,246,887
Netherlands 93,412,346 8,769,242 — 102,181,588
Peru 17,403,318 — — 17,403,318
Singapore — 22,735,175 — 22,735,175
South Africa — 15,188,744 — 15,188,744
South Korea 40,537,747 — — 40,537,747
Spain 40,949,712 21,318,518 — 62,268,230
Sweden — 6,727,791 — 6,727,791
Switzerland 23,714,845 71,229,887 — 94,944,732
Taiwan 88,753,857 — — 88,753,857
United Kingdom 55,333,366 92,221,694 — 147,555,060
United States 7,070,683 18,037,795 — 25,108,478
Total Common Stocks 670,168,536 705,714,151 — 1,375,882,687
Money Market Funds 25,366,908 — — 25,366,908
Total Investments in Securities 695,535,444 705,714,151 — 1,401,249,595
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners International Growth Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
134
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,073,661,825) $ 1,375,882,687
Affiliated issuers (cost $25,369,128) 25,366,908
Cash 725,217
Foreign currency (cost $7,109) 7,089
Receivable for: –
Investments sold 9,579,168
Capital shares sold 822
Dividends 1,810,073
Foreign tax reclaims 3,640,071
Expense reimbursement due from Investment Manager 18,906
Prepaid expenses 1,091
Total assets 1,417,032,032
Liabilities
Payable for: —
Investments purchased 207,086
Capital shares redeemed 7,434,977
Management services fees 198,904
Distribution and/or service fees 1,946
Service fees 2,511
Compensation of chief compliance officer 109
Compensation of board members 2,491
Other expenses 46,726
Deferred compensation of board members 235,951
Total liabilities 8,130,701
Net assets applicable to outstanding capital stock $ 1,408,901,331
Represented by
Paid in capital
$ 952,002,897
Total distributable earnings (loss) 456,898,434
Total - representing net assets applicable to outstanding capital stock $ 1,408,901,331
Class 1
Net assets
$ 1,360,496,248
Shares outstanding
93,769,487
Net asset value per share
$ 14.51
Class 2
Net assets
$ 48,405,083
Shares outstanding
3,375,856
Net asset value per share
$ 14.34

Statement of Operations
Variable Portfolio - Partners International Growth Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
135
Net investment income
Income:
Dividends - unaffiliated issuers $ 14,630,916
Dividends - affiliated issuers 276,833
Foreign taxes withheld (1,507,986)
Total income 13,399,763
Expenses:
Management services fees 5,951,648
Distribution and/or service fees –
Class 2 55,962
Service fees 16,198
Custodian fees 61,285
Printing and postage fees 6,041
Accounting services fees 19,417
Legal fees 17,663
Overdraft fees 1,876
Line of credit interest 52
Interest on interfund lending 4,238
Compensation of chief compliance officer 109
Compensation of board members 12,504
Deferred compensation of board members 37,323
Other 11,862
Total expenses 6,196,178
Fees waived or expenses reimbursed by Investment Manager and its affiliates (621,966)
Total net expenses 5,574,212
Net investment income 7,825,551
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 154,088,772
Investments - affiliated issuers (2,562)
Foreign currency translations (1,254,044)
Net realized gain 152,832,166
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 50,333,888
Investments - affiliated issuers (2,220)
Foreign currency translations (106,136)
Foreign capital gains tax 956,253
Net change in unrealized appreciation 51,181,785
Net realized and unrealized gain 204,013,951
Net increase in net assets resulting from operations $ 211,839,502

Statement of Changes in Net Assets
Variable Portfolio - Partners International Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
136
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 7,825,551 $ 11,867,372
Net realized gain 152,832,166 53,841,245
Net change in unrealized appreciation 51,181,785 153,458,305
Net increase in net assets resulting from operations 211,839,502 219,166,922
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 (61,962,066) (19,723,990)
Class 2 (2,107,389) (536,278)
Total distributions to shareholders (64,069,455) (20,260,268)
Decrease in net assets from capital stock activity (102,229,032) (126,533,981)
Total increase in net assets 45,541,015 72,372,673
Net Assets: – –
Net assets at beginning of period 1,363,360,316 1,290,987,643
Net assets at end of period $ 1,408,901,331 $ 1,363,360,316
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 135,588 1,851,565 319,206 3,872,762
Distribution reinvested 4,429,188 61,962,065 1,640,944 19,723,990
Shares redeemed (11,738,198) (166,685,785) (11,916,670) (146,854,303)
Net decrease (7,173,422) (102,872,155) (9,956,520) (123,257,551)
Class 2
Shares sold 126,191 1,725,709 143,874 1,755,248
Distribution reinvested 151,229 2,107,389 44,627 536,278
Shares redeemed (232,156) (3,189,975) (463,077) (5,567,956)
Net increase (decrease) 45,264 643,123 (274,576) (3,276,430)
Total net decrease (7,128,158) (102,229,032) (10,231,096) (126,533,981)

Financial Highlights
Variable Portfolio - Partners International Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
138
Class
Net Investment Income per share ($)
Net Investment Income ratio (%)
Year Ended 12/31/2025
Class 1
less than 0.01
0.01
Class 2
less than 0.01
0.01
Year Ended 12/31/2024
Class 1
0.01
0.06
Class 2
0.01
0.06
Year Ended 12/31/2023
Class 1
0.01
0.06
Class 2
0.01
0.06
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 13 .08 0 .08 2 .03 2 .11 ( 0 .11 ) ( 0 .57 ) ( 0 .68 )
Year Ended 12/31/2025
$ 11 .28 0 .11
(e)
1 .88 1 .99 ( 0 .09 ) ( 0 .10 ) ( 0 .19 )
Year Ended 12/31/2024
$ 11 .49 0 .09
(e)
( 0 .22 ) ( 0 .13 ) ( 0 .08 ) — ( 0 .08 )
Year Ended 12/31/2023
$ 10 .06 0 .09
(e)
1 .39 1 .48 ( 0 .05 ) — ( 0 .05 )
Year Ended 12/31/2022
$ 14 .64 0 .07
(f)
( 4 .00 ) ( 3 .93 ) — ( 0 .65 ) ( 0 .65 )
Year Ended 12/31/2021
$ 13 .86 0 .01 1 .44 1 .45 ( 0 .01 ) ( 0 .66 ) ( 0 .67 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 12 .92 0 .06 2 .01 2 .07 ( 0 .08 ) ( 0 .57 ) ( 0 .65 )
Year Ended 12/31/2025
$ 11 .14 0 .08
(e)
1 .86 1 .94 ( 0 .06 ) ( 0 .10 ) ( 0 .16 )
Year Ended 12/31/2024
$ 11 .35 0 .06
(e)
( 0 .22 ) ( 0 .16 ) ( 0 .05 ) — ( 0 .05 )
Year Ended 12/31/2023
$ 9 .94 0 .06
(e)
1 .38 1 .44 ( 0 .03 ) — ( 0 .03 )
Year Ended 12/31/2022
$ 14 .51 0 .04
(f)
( 3 .96 ) ( 3 .92 ) — ( 0 .65 ) ( 0 .65 )
Year Ended 12/31/2021
$ 13 .77 ( 0 .03 ) 1 .43 1 .40 — ( 0 .66 ) ( 0 .66 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.
(d) Ratios include line of credit interest expense which is less than 0.01%.
(e) Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:
(f) Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.

Financial Highlights
(continued)
Variable Portfolio - Partners International Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
139
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 14 .51 16 .33% 0 .90%
(c) ,(d)
0 .81%
(c) ,(d)
1 .16% 37% $ 1,360,496
Year Ended 12/31/2025
$ 13 .08 17 .77% 0 .91%
(c)
0 .82%
(c)
0 .90%
(e)
69% $ 1,320,339
Year Ended 12/31/2024
$ 11 .28 ( 1 .17% ) 0 .91%
(c)
0 .85%
(c)
0 .77%
(e)
50% $ 1,250,830
Year Ended 12/31/2023
$ 11 .49 14 .77% 0 .91%
(c)
0 .85%
(c)
0 .79%
(e)
37% $ 1,352,909
Year Ended 12/31/2022
$ 10 .06 ( 26 .69% ) 0 .91% 0 .87% 0 .64% 35% $ 1,145,609
Year Ended 12/31/2021
$ 14 .64 10 .63% 0 .90% 0 .88% 0 .06% 26% $ 1,510,036
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 14 .34 16 .16% 1 .15%
(c) ,(d)
1 .06%
(c) ,(d)
0 .92% 37% $ 48,405
Year Ended 12/31/2025
$ 12 .92 17 .50% 1 .16%
(c)
1 .07%
(c)
0 .64%
(e)
69% $ 43,021
Year Ended 12/31/2024
$ 11 .14 ( 1 .41% ) 1 .16%
(c)
1 .10%
(c)
0 .52%
(e)
50% $ 40,157
Year Ended 12/31/2023
$ 11 .35 14 .45% 1 .16%
(c)
1 .10%
(c)
0 .55%
(e)
37% $ 42,678
Year Ended 12/31/2022
$ 9 .94 ( 26 .87% ) 1 .16% 1 .12% 0 .41% 35% $ 39,292
Year Ended 12/31/2021
$ 14 .51 10 .33% 1 .15% 1 .13% ( 0 .21% ) 26% $ 54,022

Portfolio of Investments
Variable Portfolio - Partners International Value Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
140
Issuer . Shares
.
Value ($)
Common Stocks 96 .6%
Australia 1.9%
BHP Group Ltd. 39,900 1,662,750
Glencore PLC
(a)
1,121,800 7,648,905
Macquarie Group Ltd. 39,500 6,866,840
Santos Ltd. 1,360,600 6,749,778
Sonic Healthcare Ltd. 275,800 3,968,964
Whitehaven Coal Ltd. 522,000 2,767,491
Total 29,664,728
Belgium 1.0%
Anheuser-Busch InBev SA 92,400 7,634,992
KBC Group NV 64,700 8,836,833
Total 16,471,825
Brazil 1.7%
Ambev SA 4,727,000 14,907,224
Banco do Brasil SA 1,854,300 7,166,047
Vale SA 270,600 4,084,973
Total 26,158,244
Canada 1.2%
CCL Industries, Inc., Class B 55,900 3,644,684
Magna International, Inc. 237,496 15,617,047
Total 19,261,731
China 3.5%
Alibaba Group Holding Ltd. 1,031,400 12,364,888
China Merchants Bank Co. Ltd., Class H 1,647,500 9,459,559
China Overseas Land & Investment Ltd. 8,645,343 13,343,146
Haier Smart Home Co. Ltd., Class H 4,784,600 12,238,572
Prosus NV 149,089 6,478,453
SITC International Holdings Co. Ltd. 419,700 1,683,648
Total 55,568,266
Denmark 1.7%
Danske Bank AS 305,303 16,365,028
Novo Nordisk AS, Class B 59,700 2,867,207
Rockwool AS, Class B 82,000 2,630,055
Vestas Wind Systems AS 187,023 5,295,253
Total 27,157,543
France 12.6%
Accor SA 223,340 12,954,816
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Amundi SA
(b)
217,110 20,841,251
Arkema SA 171,848 10,840,169
Capgemini SE 66,100 6,635,946
Cie de Saint-Gobain SA 67,400 6,111,992
Cie Generale des Etablissements Michelin SCA 607,522 23,468,738
Credit Agricole SA 286,100 5,754,350
Edenred SE 225,200 5,789,021
FDJ UNITED 54,100 1,322,385
LVMH Moet Hennessy Louis Vuitton SE 22,725 12,568,292
Nexans SA 19,600 3,262,282
Publicis Groupe SA 190,474 18,823,188
Rexel SA 495,327 21,700,523
Societe Generale SA 200,400 17,737,423
Teleperformance SE 202,259 10,634,849
TotalEnergies SE 76,800 5,938,596
Veolia Environnement SA 358,640 14,944,970
Total 199,328,791
Germany 11.3%
Allianz SE 14,700 6,958,214
BASF SE 387,224 20,698,311
Bayer AG 273,452 15,124,130
Continental AG 93,091 7,702,824
CTS Eventim AG & Co. KGaA 75,282 4,397,124
Daimler Truck Holding AG 435,136 20,986,194
Deutsche Boerse AG 26,700 7,282,418
Deutsche Post AG 91,511 5,563,542
Evonik Industries AG 649,477 11,785,074
Fresenius Medical Care AG 240,660 10,894,860
Heidelberg Materials AG 29,900 5,704,020
Infineon Technologies AG 150,800 14,205,645
Merck KGaA 55,500 9,304,278
SAP SE 118,188 18,218,461
Siemens AG 40,800 13,117,485
Zalando SE
(a),(b)
237,800 6,890,504
Total 178,833,084
Hong Kong 0.3%
CK Asset Holdings Ltd. 891,800 5,038,177

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
141
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Indonesia 0.2%
Bank Rakyat Indonesia Persero Tbk. PT 20,766,700 3,179,668
Ireland 2.5%
AerCap Holdings NV 72,300 10,539,894
AIB Group PLC 995,200 11,696,070
Bank of Ireland Group PLC 885,977 17,651,287
Total 39,887,251
Israel 0.3%
Check Point Software Technologies Ltd.
(a)
41,200 5,414,916
Italy 1.2%
Enel SpA 742,518 8,516,969
Pirelli & C SpA
(a),(b)
628,038 4,756,406
Ryanair Holdings PLC 194,700 6,086,069
Total 19,359,444
Japan 20.1%
Bridgestone Corp. 326,600 6,886,559
Canon, Inc. 139,200 3,564,964
Dai Nippon Printing Co. Ltd. 179,500 3,293,552
Daikin Industries Ltd. 173,700 26,495,974
FANUC Corp. 154,200 7,100,311
FUJIFILM Holdings Corp. 744,600 15,929,566
Fujitsu Ltd. 349,700 6,948,537
Fukuoka Financial Group, Inc. 172,100 7,300,882
Hitachi Ltd. 450,500 12,468,080
Iida Group Holdings Co. Ltd. 201,000 2,710,842
Komatsu Ltd. 221,776 8,659,790
Kubota Corp. 901,805 15,089,438
Kyocera Corp. 157,400 3,490,821
Minebea Mitsumi, Inc. 514,400 15,258,569
Murata Manufacturing Co. Ltd. 60,800 4,364,513
Nintendo Co. Ltd. 63,500 2,669,540
Nomura Holdings, Inc. 680,700 5,976,499
Olympus Corp. 1,496,800 15,673,274
ORIX Corp. 397,600 15,145,182
Panasonic Holdings Corp. 487,000 13,700,957
Rakuten Group, Inc.
(a)
889,800 4,153,301
Renesas Electronics Corp. 345,400 10,662,096
Resona Holdings, Inc. 720,150 9,389,338
SBI Holdings, Inc. 416,300 6,826,816
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Seven & i Holdings Co. Ltd. 653,000 7,831,020
Shin-Etsu Chemical Co. Ltd. 96,800 4,219,460
Sony Group Corp. 561,300 11,295,637
Sumitomo Mitsui Financial Group, Inc. 610,100 23,915,330
Suntory Beverage & Food Ltd. 566,500 15,786,196
Takeda Pharmaceutical Co. Ltd. 266,300 8,488,216
TDK Corp. 867,000 19,450,555
Toray Industries, Inc. 497,000 3,481,302
Total 318,227,117
Luxembourg 0.5%
ArcelorMittal SA 20,200 1,217,918
Eurofins Scientific SE 81,700 6,393,397
Total 7,611,315
Macao 0.9%
Galaxy Entertainment Group Ltd. 3,941,000 14,836,043
Netherlands 5.4%
ASML Holding NV 12,344 24,443,285
EXOR NV 19,900 1,524,579
ING Groep NV 862,420 27,212,194
Koninklijke Philips NV 600,671 16,335,038
Magnum Ice Cream Co. NV
(a)
436,692 7,602,219
Randstad NV 304,668 8,797,516
Total 85,914,831
Norway 2.0%
Aker BP ASA 187,204 5,711,520
DNB Bank ASA 412,195 12,271,971
Equinor ASA 418,346 13,191,863
Total 31,175,354
Singapore 1.3%
DBS Group Holdings Ltd. 239,860 12,145,261
Oversea-Chinese Banking Corp. Ltd. 450,800 8,651,162
Total 20,796,423
South Korea 2.3%
Samsung Electronics Co. Ltd. 99,200 22,012,194
Shinhan Financial Group Co. Ltd. 219,040 13,733,726
Total 35,745,920
Spain 0.3%
Cellnex Telecom SA
(a),(b)
181,052 5,412,669

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
142
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Sweden 1.0%
Boliden AB 60,600 3,424,112
Essity AB, Class B 178,200 5,045,515
Skandinaviska Enskilda Banken AB, Class A 406,800 8,099,801
Total 16,569,428
Switzerland 3.7%
Cie Financiere Richemont SA, Class A 28,600 6,601,692
Julius Baer Group Ltd. 266,334 23,011,223
Nestle SA 100,600 10,318,053
UBS Group AG 377,864 18,727,360
Total 58,658,328
Thailand 0.3%
Bangkok Bank PCL 733,800 3,977,638
United Kingdom 12.3%
Aviva PLC 640,044 5,518,320
Barclays PLC 559,224 3,747,360
Barratt Redrow PLC 557,700 2,079,865
Bunzl PLC 79,800 2,784,923
CK Hutchison Holdings Ltd. 1,356,100 11,493,808
DCC PLC 105,024 8,692,374
GSK PLC 1,016,285 26,680,405
HSBC Holdings PLC 989,986 18,719,931
Inchcape PLC 242,800 2,483,098
Informa PLC 258,200 3,097,771
J Sainsbury PLC 3,616,092 15,345,272
Kingfisher PLC 562,800 2,113,128
Legal & General Group PLC 1,151,500 4,365,759
Lloyds Banking Group PLC 10,497,600 15,363,517
Pearson PLC 337,900 5,369,684
Persimmon PLC 173,100 2,413,447
Reckitt Benckiser Group PLC 400,823 26,107,025
Smith & Nephew PLC 180,700 2,611,511
Standard Chartered PLC 199,289 5,389,282
Tesco PLC 1,651,040 10,064,896
Unilever PLC 118,455 7,115,304
United Utilities Group PLC 513,235 8,905,660
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Wise Group PLC, Class A
(a)
319,000 3,824,004
Total 194,286,344
United States 7.1%
Accenture PLC, Class A 51,471 6,405,051
BP PLC 1,127,800 6,951,466
Linde PLC 3,500 1,816,290
Medtronic PLC 119,635 9,359,046
Novartis AG 48,500 7,580,177
Roche Holding AG 62,900 25,857,326
Sanofi SA 262,451 22,440,495
Shell PLC ADR 185,989 14,421,586
Shell PLC 185,000 7,188,171
Smurfit Westrock PLC 161,200 7,457,112
Tenaris SA 110,100 3,047,823
Total 112,524,543
Total Common Stocks
(Cost $ 1,180,409,571 ) 1,531,059,621
1 1
Preferred Stocks 1 .4%
Germany 0.8%
Dr. Ing hc F Porsche AG
(b)
2.329% 149,000 7,438,649
Henkel AG & Co. KGaA 2.822% 56,400 4,743,220
Total 12,181,869
South Korea 0.6%
Samsung Electronics Co. Ltd. 0.791% 67,212 9,478,394
Total Preferred Stocks
(Cost $ 17,360,407 ) 21,660,263
1 1
. Shares
.
Value ($)
Money Market Funds 1 .2%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
18,791,469 18,780,195
1 1 1
Total Money Market Funds
(Cost $ 18,782,462 ) 18,780,195
Total Investments in Securities
(Cost $ 1,216,552,440 ) 1,571,500,079
Other Assets & Liabilities, Net 12,217,678
Net Assets 1,583,717,757

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
143
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
18,166,846
131,459,293
(130,845,000)
(944)
18,780,195
—
734
289,792
18,791,469
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $45,339,479, which represents 2.86% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
Variable Portfolio - Partners International Value Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
144
a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 1,662,750 28,001,978 — 29,664,728
Belgium 8,836,833 7,634,992 — 16,471,825
Brazil 26,158,244 — — 26,158,244
Canada 3,644,684 15,617,047 — 19,261,731
China 36,724,925 18,843,341 — 55,568,266
Denmark 24,527,488 2,630,055 — 27,157,543
France 53,596,457 145,732,334 — 199,328,791
Germany 58,272,746 120,560,338 — 178,833,084
Hong Kong 5,038,177 — — 5,038,177
Indonesia 3,179,668 — — 3,179,668
Ireland 39,887,251 — — 39,887,251
Israel 5,414,916 — — 5,414,916
Italy 14,603,038 4,756,406 — 19,359,444
Japan 79,960,764 238,266,353 — 318,227,117
Luxembourg — 7,611,315 — 7,611,315
Macao 14,836,043 — — 14,836,043
Netherlands 59,257,698 26,657,133 — 85,914,831
Norway 25,463,834 5,711,520 — 31,175,354
Singapore — 20,796,423 — 20,796,423
South Korea 35,745,920 — — 35,745,920
Spain — 5,412,669 — 5,412,669
Sweden 3,424,112 13,145,316 — 16,569,428
Switzerland — 58,658,328 — 58,658,328
Thailand 3,977,638 — — 3,977,638
United Kingdom 137,771,959 56,514,385 — 194,286,344
United States 109,476,720 3,047,823 — 112,524,543
Total Common Stocks 751,461,865 779,597,756 — 1,531,059,621
Preferred Stocks
Germany — 12,181,869 — 12,181,869
South Korea — 9,478,394 — 9,478,394
Total Preferred Stocks — 21,660,263 — 21,660,263
Money Market Funds 18,780,195 — — 18,780,195
Total Investments in Securities 770,242,060 801,258,019 — 1,571,500,079
Fair value measurements (continued)

Statement of Assets and Liabilities
Variable Portfolio - Partners International Value Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
145
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,197,769,978) $ 1,552,719,884
Affiliated issuers (cost $18,782,462) 18,780,195
Cash 636,192
Foreign currency (cost $12,364) 12,382
Receivable for: –
Investments sold 917,708
Dividends 3,201,110
Foreign tax reclaims 8,954,098
Expense reimbursement due from Investment Manager 9,298
Prepaid expenses 1,083
Total assets 1,585,231,950
Liabilities
Payable for: —
Investments purchased 463,444
Capital shares redeemed 569,472
Management services fees 209,253
Distribution and/or service fees 1,594
Service fees 1,984
Compensation of chief compliance officer 121
Compensation of board members 2,589
Other expenses 51,864
Deferred compensation of board members 213,872
Total liabilities 1,514,193
Net assets applicable to outstanding capital stock $ 1,583,717,757
Represented by
Paid in capital
$ 1,130,227,006
Total distributable earnings (loss) 453,490,751
Total - representing net assets applicable to outstanding capital stock $ 1,583,717,757
Class 1
Net assets
$ 1,544,329,842
Shares outstanding
113,825,696
Net asset value per share
$ 13.57
Class 2
Net assets
$ 39,387,915
Shares outstanding
2,919,491
Net asset value per share
$ 13.49

Statement of Operations
Variable Portfolio - Partners International Value Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
146
Net investment income
Income:
Dividends - unaffiliated issuers $ 38,253,341
Dividends - affiliated issuers 289,792
Foreign taxes withheld (4,329,207)
Total income 34,213,926
Expenses:
Management services fees 6,221,863
Distribution and/or service fees –
Class 2 46,652
Service fees 12,940
Custodian fees 61,789
Printing and postage fees 5,830
Accounting services fees 16,187
Legal fees 18,871
Overdraft fees 281
Compensation of chief compliance officer 128
Compensation of board members 13,304
Deferred compensation of board members 34,057
Other 29,193
Total expenses 6,461,095
Fees waived or expenses reimbursed by Investment Manager and its affiliates (324,105)
Total net expenses 6,136,990
Net investment income 28,076,936
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 86,020,028
Investments - affiliated issuers 734
Foreign currency translations (135,990)
Net realized gain 85,884,772
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 56,761,477
Investments - affiliated issuers (944)
Foreign currency translations (290,385)
Net change in unrealized appreciation 56,470,148
Net realized and unrealized gain 142,354,920
Net increase in net assets resulting from operations $ 170,431,856

Statement of Changes in Net Assets
Variable Portfolio - Partners International Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
147
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 28,076,936 $ 35,743,138
Net realized gain 85,884,772 103,575,847
Net change in unrealized appreciation 56,470,148 280,696,051
Net increase in net assets resulting from operations 170,431,856 420,015,036
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 (138,200,048) (41,601,554)
Class 2 (3,464,647) (864,019)
Total distributions to shareholders (141,664,695) (42,465,573)
Increase (decrease) in net assets from capital stock activity 85,279,155 (221,618,301)
Total increase in net assets 114,046,316 155,931,162
Net Assets: – –
Net
assets
at beginning of period 1,469,671,441 1,313,740,279
Net assets at end of period $ 1,583,717,757 $ 1,469,671,441
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 94,637 1,318,511 301,571 3,392,949
Distribution reinvested 10,418,001 138,200,048 3,730,383 41,601,554
Shares redeemed (4,059,756) (57,576,392) (22,461,792) (264,179,549)
Net increase (decrease) 6,452,882 81,942,167 (18,429,838) (219,185,046)
Class 2
Shares sold 176,443 2,458,608 341,182 4,112,228
Distribution reinvested 262,347 3,464,647 77,790 864,019
Shares redeemed (184,856) (2,586,267) (667,110) (7,409,502)
Net increase (decrease) 253,934 3,336,988 (248,138) (2,433,255)
Total net increase (decrease) 6,706,816 85,279,155 (18,677,976) (221,618,301)

Financial Highlights
Variable Portfolio - Partners International Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
148
Class
Net Investment Income per share ($)
Net Investment Income ratio (%)
Year Ended 12/31/2024
Class 1
0.01
0.10
Class 2
0.01
0.10
Year Ended 12/31/2023
Class 1
0.02
0.16
Class 2
0.01
0.16
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 13 .36 0 .26 1 .25 1 .51 ( 0 .42 ) ( 0 .88 ) ( 1 .30 )
Year Ended 12/31/2025
$ 10 .21 0 .30 3 .22 3 .52 ( 0 .34 ) ( 0 .03 ) ( 0 .37 )
Year Ended 12/31/2024
$ 10 .04 0 .30
(d)
0 .16 0 .46 ( 0 .29 ) — ( 0 .29 )
Year Ended 12/31/2023
$ 8 .76 0 .26
(d)
1 .22 1 .48 ( 0 .20 ) — ( 0 .20 )
Year Ended 12/31/2022
$ 10 .12 0 .25
(e)
( 1 .39 ) ( 1 .14 ) ( 0 .22 ) — ( 0 .22 )
Year Ended 12/31/2021
$ 9 .26 0 .20 0 .89 1 .09 ( 0 .23 ) — ( 0 .23 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 13 .28 0 .24 1 .24 1 .48 ( 0 .39 ) ( 0 .88 ) ( 1 .27 )
Year Ended 12/31/2025
$ 10 .15 0 .27 3 .20 3 .47 ( 0 .31 ) ( 0 .03 ) ( 0 .34 )
Year Ended 12/31/2024
$ 9 .99 0 .27
(d)
0 .16 0 .43 ( 0 .27 ) — ( 0 .27 )
Year Ended 12/31/2023
$ 8 .71 0 .23
(d)
1 .23 1 .46 ( 0 .18 ) — ( 0 .18 )
Year Ended 12/31/2022
$ 10 .07 0 .23
(e)
( 1 .40 ) ( 1 .17 ) ( 0 .19 ) — ( 0 .19 )
Year Ended 12/31/2021
$ 9 .21 0 .18 0 .89 1 .07 ( 0 .21 ) — ( 0 .21 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.
(d) Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:
(e) Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.

Financial Highlights
(continued)
Variable Portfolio - Partners International Value Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Series Trust II | 2026
149
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 13 .57 11 .73% 0 .84% 0 .80% 3 .69% 12% $ 1,544,330
Year Ended 12/31/2025
$ 13 .36 35 .15% 0 .86%
(c)
0 .81%
(c)
2 .58% 18% $ 1,434,283
Year Ended 12/31/2024
$ 10 .21 4 .62% 0 .86%
(c)
0 .84%
(c)
2 .87%
(d)
19% $ 1,284,170
Year Ended 12/31/2023
$ 10 .04 17 .14% 0 .85%
(c)
0 .84%
(c)
2 .76%
(d)
18% $ 1,338,943
Year Ended 12/31/2022
$ 8 .76 ( 11 .46% ) 0 .85% 0 .84% 2 .90% 21% $ 1,307,922
Year Ended 12/31/2021
$ 10 .12 11 .80% 0 .86% 0 .84% 1 .95% 73% $ 1,532,143
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 13 .49 11 .55% 1 .09% 1 .05% 3 .47% 12% $ 39,388
Year Ended 12/31/2025
$ 13 .28 34 .84% 1 .11%
(c)
1 .06%
(c)
2 .29% 18% $ 35,388
Year Ended 12/31/2024
$ 10 .15 4 .30% 1 .11%
(c)
1 .09%
(c)
2 .60%
(d)
19% $ 29,570
Year Ended 12/31/2023
$ 9 .99 16 .96% 1 .10%
(c)
1 .09%
(c)
2 .48%
(d)
18% $ 29,991
Year Ended 12/31/2022
$ 8 .71 ( 11 .75% ) 1 .10% 1 .09% 2 .65% 21% $ 26,630
Year Ended 12/31/2021
$ 10 .07 11 .64% 1 .11% 1 .09% 1 .80% 73% $ 27,992

Notes to Financial Statements
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
150
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):
Effective May 1, 2026, CTIVP
®
– American Century Diversified Bond Fund was renamed CTIVP
®
- Fidelity Institutional AM
®
Total Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia
Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Funds.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946).The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is
Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive
Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of each
Fund’s prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team.
Fund
Diversification
status
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund Diversified
Variable Portfolio – Partners Core Bond Fund Diversified
Variable Portfolio – Partners International Core Equity Fund Diversified
Variable Portfolio – Partners International Growth Fund Diversified
Variable Portfolio – Partners International Value Fund Diversified

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
151
The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Funds may utilize a third-party pricing service to determine these fair values.
The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-
market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
152
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolios of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The
Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose a
Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/
or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how a Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-
traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse.
However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
153
aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.
In connection with certain over-the-counter derivatives, a Fund may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An
ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund's net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty. A Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, a Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes.  These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S.
dollars without delivery of foreign currency.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
154
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and
Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
Investments. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The
Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Funds may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by a Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Option contracts purchased are recorded as investments. When a Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and
Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. A Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by a Fund should the counterparty fail to perform under the contracts. Option contracts written by a Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate a Fund and not the counterparty to perform. The risk in writing a call option contract is that a

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
155
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that a Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in a Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, a Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by a Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the
Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by a Fund on the expiration date as realized gains from options written in the Statement of Operations when the interest rate swaption contract is closed or expires.
When a Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes a Fund's counterparty to the centrally cleared swap contract. A Fund is required to deposit initial margin with the futures commission merchant
(FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, a Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default.  The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk.  However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM's customer account.  While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the
FCM's customers (including a Fund) by account class, potentially resulting in losses to a Fund. Swap contracts are marked-
to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of
Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
156
Credit default swap contracts
Certain Funds entered into credit default swap contracts to hedge or manage the risks associated with assets held in the
Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Funds purchase protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation
(depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the
Funds may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Funds sell protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation
(depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Funds may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss).
The maximum potential amount of undiscounted future payments the Funds could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the
Funds are the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolios of Investments.
As a protection seller, the Funds bear the risk of loss from the credit events specified in the contract with the counterparty.
For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Funds upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statements of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
Certain Funds entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods.
An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
157
and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the rate swap is terminated.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a
“when-issued” or “forward commitment” basis. This may increase risk to a Fund since the other party to the transaction may fail to deliver, which could cause a Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered.
Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment. Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-
to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the
Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Funds' portfolio turnover rate. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds may benefit

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
158
because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Funds identify cash or liquid securities in an amount equal to the forward purchase price. The Funds do not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Funds may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity.
These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Funds may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Funds may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Funds purchase an assignment of a senior loan, the
Funds typically have direct rights against the borrower; provided, however, that the Funds' rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Funds may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid. The Funds may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Funds' Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Funds designate cash or liquid securities to cover these commitments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
159
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The
Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the
Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
160
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date.
The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.
Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the
Management Agreement, the Investment Manager provides each Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Each Fund's subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the applicable Fund. The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
Fund Declared Paid
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund Annually Annually
Variable Portfolio – Partners Core Bond Fund Annually Annually
Variable Portfolio – Partners International Core Equity Fund Quarterly Quarterly
Variable Portfolio – Partners International Growth Fund Quarterly Quarterly
Variable Portfolio – Partners International Value Fund Quarterly Quarterly

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
161
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2026 were as follows:
Subadvisory agreements
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets.
The Investment Manager has entered into subadvisory agreements with the following subadvisers:
For Variable Portfolio — Partners Core Bond Fund, Variable Portfolio — Partners International Growth Fund and Variable
Portfolio — Partners International Value Fund, each subadviser manages a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination.
Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment
Manager compensates each subadviser to manage the investment of the respective Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are
compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation
Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remain in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
High (%) Low (%)
Effective
management
services fee rates
(%)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund 0.50 0.34 0.48
Variable Portfolio – Partners Core Bond Fund 0.50 0.34 0.47
Variable Portfolio – Partners International Core Equity Fund 0.87 0.67 0.80
Variable Portfolio – Partners International Growth Fund 0.92 0.75 0.87
Variable Portfolio – Partners International Value Fund 0.87 0.67 0.82
Fund Subadviser(s)
CTIVP
®
- Fidelity Institutional AM
®
Total Bond Fund Fidelity Institutional Asset Management LLC
(a)
Variable Portfolio - Partners Core Bond Fund Allspring Global Investments, LLC
J.P. Morgan Investment Management Inc.
Variable Portfolio - Partners International Core Equity Fund Schroder Investment Management North America Inc. (SIMNA Inc.)
(b)
Variable Portfolio - Partners International Growth Fund Walter Scott & Partners Limited
William Blair Investment Management, LLC
Variable Portfolio - Partners International Value Fund Pzena Investment Management, LLC
Thompson, Siegel & Walmsley LLC
(a) Prior to May 1, 2026, American Century Investment Management, Inc. served as subviser to CTIVP
®
- Fidelity Institutional AM
®
Total Bond Fund.
(b) Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc., assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Advisory Agreement between SIMNA Inc. and SIMNA Ltd. The Investment Manager compensates the subadviser to manage the investment of the Fund's assets.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
162
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the
Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp.
(the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Funds, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2026, each Fund's annualized effective service fee rate as a percentage of each Fund’s average daily net assets were as follows:
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of
Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Funds pay a fee at an annual rate of up to 0.25% of the Funds' average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses
(excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/
expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Effective service fee
rate (%)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund 0.00
Variable Portfolio – Partners Core Bond Fund 0.00
Variable Portfolio – Partners International Core Equity Fund 0.00
Variable Portfolio – Partners International Growth Fund 0.00
Variable Portfolio – Partners International Value Fund 0.00
May 1, 2026
through
April 30, 2027
Prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund 0.54 0.79 0.54 0.79
Variable Portfolio – Partners Core Bond Fund 0.56 0.81 0.57 0.82
Variable Portfolio – Partners International Growth Fund 0.81 1.06 0.81 1.06

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
163
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment
Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
May 1, 2026
through
April 30, 2027
Prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
Variable Portfolio – Partners International Value Fund 0.80 1.05 0.80 1.05
Contractual
expense cap
July 1, 2026
through
April 30, 2027
Voluntary
expense cap
May 1, 2026
through
June 30, 2026
Contractual
expense cap
prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
Variable Portfolio – Partners International Core Equity Fund 0.86 1.11 0.84 1.09 0.84 1.09
Fund Tax cost ($)
Gross
unrealized
appreciation ($)
Gross
unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund 3,649,393,000 7,179,000 (29,279,000) (22,100,000)
Variable Portfolio – Partners Core Bond Fund 3,894,610,000 31,707,000 (102,016,000) (70,309,000)
Variable Portfolio – Partners International Core Equity Fund 1,512,797,000 489,589,000 (88,442,000) 401,147,000
Variable Portfolio – Partners International Growth Fund 1,099,031,000 362,499,000 (60,280,000) 302,219,000
Variable Portfolio – Partners International Value Fund 1,216,552,000 439,287,000 (84,339,000) 354,948,000
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund (202,572,760)
(253,200,630)
(455,773,390)

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
164
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, for the six months ended June 30, 2026, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Funds for the six months ended June
30, 2026 were as follows:
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program
(the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Variable Portfolio – Partners Core Bond Fund (216,243,336)
(463,775,462)
(680,018,798)
Fund
Non-U.S.
government
purchases ($)
Non-U.S.
government
proceeds from
sales ($)
U.S. government
purchases ($)
U.S. government
proceeds from
sales ($)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund 2,113,564,755 2,859,508,501 4,466,364,425 3,895,827,213
Variable Portfolio – Partners Core Bond Fund 1,074,725,806 930,086,213 4,868,231,370 5,017,342,614
Variable Portfolio – Partners International Core Equity Fund 324,895,253 389,450,197 — —
Variable Portfolio – Partners International Growth Fund 498,706,409 687,594,974 — —
Variable Portfolio – Partners International Value Fund 178,888,905 214,105,695 — —
Affiliated brokerge
commissions ($)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund 2
Variable Portfolio – Partners International Core Equity Fund 163
Variable Portfolio – Partners International Growth Fund 262

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
165
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each
Participating Fund.
The Funds' activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Interest income earned and interest expense incurred by the Funds are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Funds have no outstanding interfund loans at June 30,
2026.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank,
N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus
0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
During the six months ended June 30, 2026 , the following Funds had borrowings:
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. Variable
Portfolio — Partners International Growth Fund had no outstanding borrowings at June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each
Fund's holdings and each Fund's NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or
Fund
Borrower or
Lender
Average loan
balance ($)
Weighted average
interest rate (%)
Number of days
with outstanding
loans
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund Lender
1,737,500
4 .16 8
Variable Portfolio – Partners International Growth Fund Borrower
2,046,667
4 .23 15
Fund
Average daily loan
balance ($)
Weighted average
interest rate (%) Days outstanding
Variable Portfolio – Partners International Growth Fund 400,000 4.66 1

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026
166
other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund's Prospectus and Statement of
Additional Information.
Shareholder concentration risk
At June 30, 2026, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the
Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or
Fund
Number of unaffiliated
accounts
Percentage of shares
outstanding held —
unaffiliated (%)
Percentage of shares
outstanding held —
affiliated (%)
CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
—
— 99 .9
Variable Portfolio – Partners Core Bond Fund
—
— 100 .0
Variable Portfolio – Partners International Core Equity Fund
—
— 100 .0
Variable Portfolio – Partners International Growth Fund
—
— 100 .0
Variable Portfolio – Partners International Value Fund
—
— 100 .0

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Series Trust II | 2026

reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Approval of Management and Subadvisory
Agreements
Columbia Funds Variable Series Trust II | 2026
168
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund (formerly known as
CTIVP
®
– American Century Diversified Bond Fund), Variable Portfolio – Partners Core Bond Fund, Variable Portfolio –
Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund, and Variable Portfolio
– Partners International Value Fund (each, a Fund, and together, the Funds). Under a management agreement (the
Management Agreement), the Investment Manager provides investment advice and other services to the Funds. The
Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family
(collectively, the Columbia Funds). In addition, under the subadvisory agreements between the Investment Manager and each of FIAM, LLC (FIAM) with respect to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, Allspring Global Investments,
LLC and J.P. Morgan Investment Management Inc. with respect to Variable Portfolio – Partners Core Bond Fund, Schroder
Investment Management North America Inc. (SIMNA) with respect to Variable Portfolio – Partners International Core Equity
Fund, Walter Scott & Partners Limited and William Blair Investment Management, LLC with respect to Variable Portfolio –
Partners International Growth Fund and Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC with respect to Variable Portfolio – Partners International Value Fund, the sub-subadvisory agreement between FIAM and FMR
Investment Management (UK) Limited (FMR UK) with respect to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, and
the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (collectively, the Subadvisers) with respect to Variable Portfolio – Partners International Core Equity Fund (the subadvisory agreements and the sub-subadvisory agreements, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Funds.
The Funds’ Board of Trustees (the Board) at its March 19, 2026 meeting (the March Meeting), considered the initial approval of the Subadvisory Agreement between the Investment Manager and FIAM with respect to CTIVP
®
– Fidelity Institutional
AM
®
Total Bond Fund (the FIAM Subadvisory Agreement), and the sub-subadvisory agreement between FIAM and FMR UK
(the FMR UK Sub-Subadvisory Agreement, and together with the FIAM Subadvisory Agreement, the Fidelity Subadvisory
Agreements). At the March Meeting, independent legal counsel (Independent Legal Counsel) to the independent Board members (the Independent Trustees) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Compliance and Investment Review Committees in connection with the Board’s evaluation of FIAM’s proposed services. The Independent Trustees considered that the Investment Manager was requesting approval of the
Sub-Subadvisory Agreement as a result of the association of one portfolio manager with FMR UK. Because FMR UK is an affiliate of FIAM and FIAM remains fully responsible for all services provided by FMR UK, the Independent Trustees did not evaluate FMR UK as an entity separate from FIAM. Thus, references below to FIAM take into account the services to be performed by FMR UK, unless the context dictates otherwise.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund at the Contracts Committee and Board meetings in
June 2025 (the June 2025 Meeting) and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the Investment Company Act of 1940, as amended (the 1940
Act), and the factors that should be considered in determining whether to approve or renew an investment management agreement. Independent legal counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the March Investment Review Committee meeting as well as all of the information previously considered at the June 2025 Meeting regarding the proposed renewal of CTIVP
®
– Fidelity
Institutional AM
®
Total Bond Fund’s then-existing advisory and subadvisory agreements.
The Trustees held discussions with the Investment Manager and FIAM and reviewed and considered various written materials and oral presentations in connection with the evaluation of FIAM’s proposed services, including the reports from management with respect to the fees and terms of the proposed Fidelity Subadvisory Agreements and FIAM’s investment strategy/style and performance and from the Compliance Committee, with respect to FIAM’s code of ethics and compliance program. In considering the Fidelity Subadvisory Agreements, the Board reviewed, among other things:
Terms of the Fidelity Subadvisory Agreements;

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
169
Subadvisory fees payable by the Investment Manager under the Fidelity Subadvisory Agreements;
Descriptions of various services proposed to be performed by FIAM under the Fidelity Subadvisory Agreements, including portfolio management and portfolio trading practices;
Information regarding the experience and resources of FIAM, including information regarding senior management, portfolio managers, and other personnel;
Information regarding the capabilities of FIAM’s compliance program; and
The profitability to the Investment Manager and its affiliates from their relationships with CTIVP
®
– Fidelity Institutional
AM
®
Total Bond Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including a majority of the Independent Trustees, upon the recommendation of the Investment Manager, unanimously approved the Fidelity
Subadvisory Agreements on March 19, 2026.
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc.
(Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent
Legal Counsel to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and
Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the
Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June 2026 Meeting), considered the renewal of each of the Advisory
Agreements for additional one-year terms, except for the Fidelity Subadvisory Agreements, which had been approved on
March 19, 2026 for an initial term of two years. (For the remainder of the discussion, references to the Advisory Agreements and Subadvisory Agreements do not include the Fidelity Subadvisory Agreements since they were not re-approved at the
June 2026 Meeting.) At the June 2026 Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory
Agreements. Among other things, the information and factors considered included the following:
Information on the investment performance of each Fund relative to the performance of a group of mutual funds determined to be comparable to such Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on each Fund’s management fees and total expenses, including information comparing such Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for each Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of such Fund’s net assets;
Terms of the Advisory Agreements;
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
170
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the
Funds;
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory
Agreements, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
When considering the initial approval of the Fidelity Subadvisory Agreements, the Board considered its analysis of the various reports and presentations it received, detailing the services proposed to be performed by FIAM, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of FIAM. The Board considered the diligence and selection process undertaken by the Investment Manager to select FIAM, including the
Investment Manager’s rationale for recommending FIAM, and the process for monitoring FIAM’s ongoing performance of services for CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund.
The Board observed that FIAM’s compliance program had been reviewed by CTIVP
®
– Fidelity Institutional AM
®
Total Bond
Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund. The Board also observed that information had been presented regarding FIAM’s ability to carry out its responsibilities under the Fidelity Subadvisory Agreements. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of FIAM. The Board also noted the presentation by FIAM to the Board’s Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Fidelity Subadvisory Agreements. The Board considered that, taken together, they were generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the expected nature, extent and quality of the services to be provided to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund
under the Fidelity Subadvisory Agreements supported the approval of the Fidelity Subadvisory Agreements.
When considering the renewal of the Advisory Agreements, except for the Fidelity Subadvisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
171
the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted
that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the applicable Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory
Agreements.
Investment performance
When considering the initial approval of the Fidelity Subadvisory Agreements, the Board observed FIAM’s relevant performance results versus industry benchmarks, versus the other subadvisers of CTIVP
®
– Fidelity Institutional AM
®
Total
Bond Fund and versus peers over various periods, noting competitive results versus peers and industry benchmarks over certain of the 1-, 3- and 5-year periods ended December 31, 2025. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of FIAM, in light of other considerations, supported the approval of the Fidelity Subadvisory Agreements.
When considering each of the other Advisory Agreements, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager,
Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks and (iii) the net assets of each Fund. With respect to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund, Variable Portfolio – Partners Core Bond Fund, Variable Portfolio –
Partners International Core Equity Fund, and Variable Portfolio – Partners International Value Fund, the Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge. With respect to Variable Portfolio – Partners International Growth Fund, the Board observed that Fund performance was well within the range of that of its peers.

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
172
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the methodology for identifying each Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the
Investment Manager’s evaluation of the contribution of each Subadviser to the applicable Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of each Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
When considering the initial approval of the Fidelity Subadvisory Agreements, the Board reviewed the proposed level of subadvisory fees under the proposed FIAM Subadvisory Agreement, noting that the proposed subadvisory fees payable to
FIAM would be paid by the Investment Manager and would not impact the fees paid by CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund. The Board observed that management fees, which were not proposed to change, remained within the range of other peers and that CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund’s expense ratio also remained within the
range of other peers.
Additionally, the Board considered the expected increase in the total profitability of the Investment Manager and its affiliates in connection with the hiring of FIAM. Because the FIAM Subadvisory Agreement was negotiated at arm’s length by the
Investment Manager, which is responsible for payments to FIAM thereunder, the Board did not consider the profitability to FIAM from its relationship with CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund. It was noted that neither Columbia
Threadneedle nor CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund is responsible for any payments to be made under the proposed FMR UK Sub-Subadvisory Agreement.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the proposed levels of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment
Manager and its affiliates from their relationships with CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund supported the
approval of the Fidelity Subadvisory Agreements.
When considering the other Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and
JDL) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing such Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions)
are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. With respect to each of the
Funds, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers)
was below (slightly below for Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners
International Growth Fund, and Variable Portfolio – Partners International Value Fund) the peer universe’s median expense ratio shown in the reports.

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
173
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the
Investment Manager and do not impact the fees paid by the Funds. With respect to Variable Portfolio – Partners Core
Bond Fund, Variable Portfolio – International Growth Fund and Variable Portfolio – International Value Fund, the Board
also reviewed advisory fee rates charged by other comparable mutual funds employing certain Subadvisers to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of each Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with a Fund. With respect to the profitability of the
Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the
Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with each Fund supported the continuation of the Management Agreement and each of the
Subadvisory Agreements.
Economies of scale
When considering the initial approval of the Fidelity Subadvisory Agreements, the Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as CTIVP
®
– Fidelity Institutional AM
®
Total Bond
Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected increase in profitability to the Investment Manager as a result of the proposed engagement of
FIAM. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund. The Board also observed that fees to be paid under the Fidelity
Subadvisory Agreements would not impact fees paid by CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund (as neither
subadvisory fees nor sub-subadvisory fees are paid by the Fund). The Board observed that CTIVP
®
– Fidelity Institutional
AM
®
Total Bond Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre established breakpoints.
When considering the other Advisory Agreements, the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The
Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The
Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. With respect to Variable Portfolio - Partners Core
Bond Fund, Variable Portfolio - Partners International Core Equity Fund, and Variable Portfolio - Partners International Value
Fund, the Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the
Management Agreement breakpoints to those of the Subadvisory Agreements in this context.

Approval of Management and Subadvisory
Agreements
(continued)
Columbia Funds Variable Series Trust II | 2026
174
Conclusion
The Board reviewed all of the above considerations (as appropriate) in reaching its decision to approve the FIAM
Subadvisory Agreement and the FMR UK Sub-Subadvisory Agreement on March 19, 2026 and approve the continuation of the Management Agreement and each of the Subadvisory Agreements on June 18, 2026. In reaching its conclusions, no single factor was determinative.
On March 19, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Fidelity
Subadvisory Agreements appeared fair and reasonable in light of the services proposed to be provided and approved the
Fidelity Subadvisory Agreements with respect to CTIVP
®
– Fidelity Institutional AM
®
Total Bond Fund.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the
Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements (except for the Fidelity Subadvisory Agreements, which were initially approved in March 2026).

Columbia Funds Variable Series Trust II
P.O. Box 219104
Kansas City, MO 64121-9104
SAR7028_(08/26)
Investors should consider the investment objectives, risks, charges and expenses of any fund carefully before investing. For Fund and other investment product prospectuses, which contains this and other important information, contact your investment advisor or insurance representative. Please read the prospectus carefully before you invest.  The Fund is distributed by Columbia
Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Variable Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	August 24, 2026